Schedules of Investments

May 31, 2024

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 0.6%
215,231	AT&T Inc.	$3,921,509
7,112	Frontier Communications Parent Inc.*	189,606
2,850	GCI Liberty Inc.*#(a)	–
3,860	Iridium Communications Inc.	116,225
226,576	Verizon Communications Inc.	9,323,602

	Total Diversified Telecommunication Services	13,550,942

Entertainment - 2.0%
5,343	AMC Entertainment Holdings Inc., Class A Shares*	23,135
8,132	Electronic Arts Inc.	1,080,580
577	Liberty Media Corp.-Liberty Formula One, Class A Shares*	39,473
5,825	Liberty Media Corp.-Liberty Formula One, Class C Shares*	431,866
507	Liberty Media Corp.-Liberty Live, Class A Shares*	18,571
1,427	Liberty Media Corp.-Liberty Live, Class C Shares*	54,326
32,656	Live Nation Entertainment Inc.*	3,061,174
574	Madison Square Garden Sports Corp., Class A Shares*	105,989
41,355	Netflix Inc.*	26,534,195
2,011	Playtika Holding Corp.	17,576
14,119	ROBLOX Corp., Class A Shares*	474,681
3,753	Roku Inc., Class A Shares*	215,422
4,212	Spotify Technology SA*	1,250,037
4,954	Take-Two Interactive Software Inc.*	794,424
1,926	TKO Group Holdings Inc., Class A Shares	210,069
127,042	Walt Disney Co. (The)	13,200,934
66,201	Warner Bros Discovery Inc.*	545,496

	Total Entertainment	48,057,948

Interactive Media & Services - 5.5%
287,306	Alphabet Inc., Class A Shares*	49,560,285
222,594	Alphabet Inc., Class C Shares*	38,722,452
2,373	IAC Inc.*	118,152
8,272	Match Group Inc.*	253,371
96,524	Meta Platforms Inc., Class A Shares	45,060,299
17,582	Pinterest Inc., Class A Shares*	729,477
3,459	TripAdvisor Inc.*	63,473
9,208	ZoomInfo Technologies Inc., Class A Shares*	113,074

	Total Interactive Media & Services	134,620,583

Media - 0.7%
186	Cable One Inc.	71,779
3,027	Charter Communications Inc., Class A Shares*	869,112
238,560	Comcast Corp., Class A Shares	9,549,557
104,304	Fox Corp., Class A Shares	3,591,187
4,075	Fox Corp., Class B Shares	130,156
11,580	Interpublic Group of Cos., Inc. (The)	363,265
396	Liberty Broadband Corp., Class A Shares*	21,479
3,649	Liberty Broadband Corp., Class C Shares*	197,374
4,698	Liberty Media Corp.-Liberty SiriusXM*	106,457
1,933	Liberty Media Corp.-Liberty SiriusXM, Class A Shares*	43,937
4,954	New York Times Co. (The), Class A Shares	253,645
11,434	News Corp., Class A Shares	310,890
3,531	News Corp., Class B Shares	98,444
1,000	Nexstar Media Group Inc., Class A Shares	165,690
5,927	Omnicom Group Inc.	550,974
181	Paramount Global, Class A Shares	3,741
17,746	Paramount Global, Class B Shares	211,355
18,261	Sirius XM Holdings Inc.(c)	51,496

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 8.9% - (continued)
Media - 0.7% - (continued)
13,241	Trade Desk Inc. (The), Class A Shares*	$1,228,500

	Total Media	17,819,038

Wireless Telecommunication Services - 0.1%
14,712	T-Mobile US Inc.	2,574,011

	TOTAL COMMUNICATION SERVICES	216,622,522

CONSUMER DISCRETIONARY - 9.0%
Automobile Components - 0.1%
24,740	Aptiv PLC*	2,059,852
7,048	BorgWarner Inc.	251,332
7,046	Gentex Corp.	246,610
1,770	Lear Corp.	221,870
1,509	Phinia Inc.	67,543
9,118	QuantumScape Corp., Class A Shares*	53,887

	Total Automobile Components	2,901,094

Automobiles - 0.9%
117,938	Ford Motor Co.	1,430,588
114,495	General Motors Co.	5,151,130
3,886	Harley-Davidson Inc.	139,430
20,230	Lucid Group Inc.*(c)	57,453
20,383	Rivian Automotive Inc., Class A Shares*	222,582
88,250	Tesla Inc.*	15,715,560
1,509	Thor Industries Inc.	149,753

	Total Automobiles	22,866,496

Broadline Retail - 3.7%
490,778	Amazon.com Inc.*	86,592,870
32,916	Coupang Inc., Class A Shares*	748,510
15,592	eBay Inc.	845,398
3,578	Etsy Inc.*	227,096
3,272	Kohl’s Corp.	73,260
8,133	Macy’s Inc.	158,431
3,383	Nordstrom Inc.	74,764
1,848	Ollie’s Bargain Outlet Holdings Inc.*	152,331

	Total Broadline Retail	88,872,660

Distributors - 0.1%
4,214	Genuine Parts Co.	607,406
8,002	LKQ Corp.	344,326
1,141	Pool Corp.	414,810

	Total Distributors	1,366,542

Diversified Consumer Services - 0.0%@
6,755	ADT Inc.	48,028
1,724	Bright Horizons Family Solutions Inc.*	181,227
913	Grand Canyon Education Inc.*	130,066
4,352	H&R Block Inc.	216,033
1,825	Mister Car Wash Inc.*	12,830
4,311	Service Corp. International	308,926

	Total Diversified Consumer Services	897,110

Hotels, Restaurants & Leisure - 1.8%
12,446	Airbnb Inc., Class A Shares*	1,803,799
7,982	Aramark	256,621
1,049	Booking Holdings Inc.	3,961,391
2,182	Boyd Gaming Corp.	116,344
6,178	Caesars Entertainment Inc.*	219,690
29,857	Carnival Corp.*	450,244
1,538	Cava Group Inc.*	142,342
826	Chipotle Mexican Grill Inc., Class A Shares*	2,584,984
904	Choice Hotels International Inc.(c)	102,324
2,135	Churchill Downs Inc.	276,482
30,914	Darden Restaurants Inc.	4,649,156
1,049	Domino’s Pizza Inc.	533,500
9,315	DoorDash Inc., Class A Shares*	1,025,675

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.0% - (continued)
Hotels, Restaurants & Leisure - 1.8% - (continued)
12,557	DraftKings Inc., Class A Shares*	$441,127
3,995	Expedia Group Inc.*	450,876
48,876	Hilton Worldwide Holdings Inc.	9,804,526
1,319	Hyatt Hotels Corp., Class A Shares	194,513
11,076	Las Vegas Sands Corp.	498,752
7,211	Marriott International Inc., Class A Shares	1,666,967
1,116	Marriott Vacations Worldwide Corp.	100,741
29,556	McDonald’s Corp.	7,651,753
8,252	MGM Resorts International*	331,483
12,759	Norwegian Cruise Line Holdings Ltd.*	211,799
4,094	Penn Entertainment Inc.*	71,645
2,560	Planet Fitness Inc., Class A Shares*	162,918
7,031	Royal Caribbean Cruises Ltd.*	1,038,338
33,412	Starbucks Corp.	2,680,311
2,008	Texas Roadhouse Inc., Class A Shares	346,721
2,199	Travel + Leisure Co.	96,624
1,147	Vail Resorts Inc.	216,462
5,346	Wendy’s Co. (The)	93,288
883	Wingstop Inc.	325,518
2,445	Wyndham Hotels & Resorts Inc.	173,008
3,120	Wynn Resorts Ltd.	296,026
8,425	Yum! Brands Inc.	1,157,848

	Total Hotels, Restaurants & Leisure	44,133,796

Household Durables - 0.3%
9,096	DR Horton Inc.	1,344,389
4,616	Garmin Ltd.	756,332
3,726	Leggett & Platt Inc.	43,222
7,278	Lennar Corp., Class A Shares	1,167,027
406	Lennar Corp., Class B Shares	59,382
1,651	Mohawk Industries Inc.*	201,306
12,170	Newell Brands Inc.	93,952
87	NVR Inc.*	668,223
6,436	PulteGroup Inc.	755,072
5,010	Tempur Sealy International Inc.	257,314
3,118	Toll Brothers Inc.	379,274
951	TopBuild Corp.*	397,470
1,679	Whirlpool Corp.	156,197

	Total Household Durables	6,279,160

Leisure Products - 0.0%@
2,070	Brunswick Corp.	170,837
3,981	Hasbro Inc.	237,984
10,844	Mattel Inc.*	192,915
9,621	Peloton Interactive Inc., Class A Shares*	35,021
1,579	Polaris Inc.	132,004
2,747	YETI Holdings Inc.*	111,913

	Total Leisure Products	880,674

Specialty Retail - 1.7%
1,783	Advance Auto Parts Inc.	125,951
832	AutoNation Inc.*	141,648
519	AutoZone Inc.*	1,437,599
6,790	Bath & Body Works Inc.	352,673
5,781	Best Buy Co., Inc.	490,344
1,941	Burlington Stores Inc.*	465,937
27,110	CarMax Inc.*	1,904,749
1,692	Dick’s Sporting Goods Inc.	385,167
1,645	Five Below Inc.*	227,224
3,126	Floor & Decor Holdings Inc., Class A Shares*	365,304
8,491	GameStop Corp., Class A Shares*(c)	196,482
6,070	Gap Inc. (The)	175,787
30,068	Home Depot Inc. (The)	10,068,871

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.0% - (continued)
Specialty Retail - 1.7% - (continued)
825	Lithia Motors Inc., Class A Shares	$208,840
39,862	Lowe’s Cos., Inc.	8,821,062
595	Murphy USA Inc.	261,056
8,459	O’Reilly Automotive Inc.*	8,148,216
598	Penske Automotive Group Inc.	90,956
1,943	Petco Health & Wellness Co., Inc., Class A Shares*	7,500
441	RH*	119,921
9,932	Ross Stores Inc.	1,388,096
34,268	TJX Cos., Inc. (The)	3,533,031
3,247	Tractor Supply Co.	926,337
1,457	Ulta Beauty Inc.*	575,646
4,520	Valvoline Inc.*	183,512
2,307	Victoria’s Secret & Co.*	52,577
2,410	Wayfair Inc., Class A Shares*	143,371
1,914	Williams-Sonoma Inc.	561,223

	Total Specialty Retail	41,359,080

Textiles, Apparel & Luxury Goods - 0.4%
802	Birkenstock Holding PLC*(c)	45,714
3,273	Capri Holdings Ltd.*	113,082
1,005	Carter’s Inc.	68,742
1,025	Columbia Sportswear Co.	87,760
1,839	Crocs Inc.*	286,222
768	Deckers Outdoor Corp.*	840,131
9,145	lululemon athletica Inc.*	2,853,148
35,317	NIKE Inc., Class B Shares	3,356,881
1,796	PVH Corp.	215,538
1,180	Ralph Lauren Corp., Class A Shares	220,518
4,059	Skechers USA Inc., Class A Shares*	289,894
6,955	Tapestry Inc.	302,473
5,673	Under Armour Inc., Class A Shares*	40,789
7,178	Under Armour Inc., Class C Shares*	49,959
10,303	V.F. Corp.	136,824

	Total Textiles, Apparel & Luxury Goods	8,907,675

	TOTAL CONSUMER DISCRETIONARY	218,464,287

CONSUMER STAPLES - 4.7%
Beverages - 1.1%
309	Boston Beer Co., Inc. (The), Class A Shares*	96,924
1,581	Brown-Forman Corp., Class A Shares	72,410
5,460	Brown-Forman Corp., Class B Shares	250,396
4,314	Celsius Holdings Inc.*	345,034
117,088	Coca-Cola Co. (The)	7,368,348
4,840	Constellation Brands Inc., Class A Shares	1,211,113
28,642	Keurig Dr Pepper Inc.	980,989
5,250	Molson Coors Beverage Co., Class B Shares	287,752
69,520	Monster Beverage Corp.*	3,609,478
67,719	PepsiCo Inc.	11,708,615

	Total Beverages	25,931,059

Consumer Staples Distribution & Retail - 1.5%
12,510	Albertsons Cos., Inc., Class A Shares	258,206
3,995	BJ’s Wholesale Club Holdings Inc.*	351,840
1,118	Casey’s General Stores Inc.	370,930
17,634	Costco Wholesale Corp.	14,281,600
6,583	Dollar General Corp.	901,279
6,171	Dollar Tree Inc.*	727,869
2,938	Grocery Outlet Holding Corp.*	64,607
19,607	Kroger Co. (The)	1,026,819
565	Maplebear Inc.*	17,221
4,601	Performance Food Group Co.*	320,230
14,965	Sysco Corp.	1,089,751
57,402	Target Corp.	8,963,896

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.7% - (continued)
Consumer Staples Distribution & Retail - 1.5% - (continued)
6,805	US Foods Holding Corp.*	$359,508
21,523	Walgreens Boots Alliance Inc.	349,103
128,734	Walmart Inc.	8,465,548

	Total Consumer Staples Distribution & Retail	37,548,407

Food Products - 0.8%
16,044	Archer-Daniels-Midland Co.	1,001,787
4,346	Bunge Global SA	467,586
5,745	Campbell Soup Co.	254,963
14,290	Conagra Brands Inc.	426,985
4,866	Darling Ingredients Inc.*	196,586
5,643	Flowers Foods Inc.	131,031
1,272	Freshpet Inc.*	166,848
17,069	General Mills Inc.	1,173,494
4,505	Hershey Co. (The)	891,224
8,695	Hormel Foods Corp.	269,371
2,001	Ingredion Inc.	235,278
3,084	J.M. Smucker Co. (The)	344,298
7,806	Kellanova	471,014
24,139	Kraft Heinz Co. (The)	853,797
4,366	Lamb Weston Holdings Inc.	385,474
7,550	McCormick & Co., Inc., Class VTG Shares	545,261
117,955	Mondelez International Inc., Class A Shares	8,083,456
1,166	Pilgrim’s Pride Corp.*	41,894
1,564	Post Holdings Inc.*	166,676
8	Seaboard Corp.	26,729
52,761	Tyson Foods Inc., Class A Shares	3,020,567
1,736	WK Kellogg Co.	32,967

	Total Food Products	19,187,286

Household Products - 0.9%
7,339	Church & Dwight Co., Inc.	785,346
3,715	Clorox Co. (The)	488,746
24,669	Colgate-Palmolive Co.	2,293,230
10,125	Kimberly-Clark Corp.	1,349,663
99,040	Procter & Gamble Co. (The)	16,296,042
1,594	Reynolds Consumer Products Inc.	45,333
1,110	Spectrum Brands Holdings Inc.	99,611

	Total Household Products	21,357,971

Personal Care Products - 0.1%
11,194	Coty Inc., Class A Shares*	115,970
20,609	Estee Lauder Cos., Inc. (The), Class A Shares	2,542,326
57,619	Kenvue Inc.	1,112,046
3,001	Olaplex Holdings Inc.*	5,342

	Total Personal Care Products	3,775,684

Tobacco - 0.3%
53,695	Altria Group Inc.	2,483,394
46,655	Philip Morris International Inc.	4,729,884

	Total Tobacco	7,213,278

	TOTAL CONSUMER STAPLES.	115,013,685

ENERGY - 3.7%
Energy Equipment & Services - 0.4%
30,008	Baker Hughes Co., Class A Shares	1,004,668
26,994	Halliburton Co.	990,680
11,890	NOV Inc.	223,770
165,214	Schlumberger NV	7,581,670
13,001	TechnipFMC PLC	340,496

	Total Energy Equipment & Services	10,141,284

Oil, Gas & Consumable Fuels - 3.3%
10,272	Antero Midstream Corp.	150,485
8,493	Antero Resources Corp.*	302,606
10,935	APA Corp.	333,846

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 3.7% - (continued)
Oil, Gas & Consumable Fuels - 3.3% - (continued)
7,200	Cheniere Energy Inc.	$1,136,088
3,717	Chesapeake Energy Corp.(c)	337,987
51,729	Chevron Corp.	8,395,617
97,568	ConocoPhillips	11,364,721
22,426	Coterra Energy Inc.	639,589
19,259	Devon Energy Corp.	945,232
5,359	Diamondback Energy Inc.	1,067,834
3,023	DT Midstream Inc.	202,783
57,525	EOG Resources Inc.	7,164,739
10,829	EQT Corp.	444,964
241,233	Exxon Mobil Corp.	28,286,982
8,351	Hess Corp.	1,286,889
4,831	HF Sinclair Corp.	266,816
58,936	Kinder Morgan Inc.	1,148,663
17,542	Marathon Oil Corp.	508,016
11,055	Marathon Petroleum Corp.	1,952,423
2,028	New Fortress Energy Inc., Class A Shares	51,410
20,651	Occidental Petroleum Corp.	1,290,687
17,481	ONEOK Inc.	1,415,961
7,709	Ovintiv Inc.	398,324
39,067	Phillips 66	5,551,811
7,030	Range Resources Corp.	259,477
32,969	Southwestern Energy Co.*	248,257
6,641	Targa Resources Corp.	785,165
556	Texas Pacific Land Corp.	341,556
10,202	Valero Energy Corp.	1,603,142
36,597	Williams Cos., Inc. (The)	1,519,141

	Total Oil, Gas & Consumable Fuels	79,401,211

	TOTAL ENERGY	89,542,495

FINANCIALS - 15.9%
Banks - 3.3%
408,035	Bank of America Corp.	16,317,320
3,293	Bank OZK	137,911
792	BOK Financial Corp.	71,771
57,491	Citigroup Inc.	3,582,264
13,973	Citizens Financial Group Inc.	493,107
6,330	Columbia Banking System Inc.	122,043
4,040	Comerica Inc.	207,010
3,719	Commerce Bancshares Inc.	206,925
1,830	Cullen/Frost Bankers Inc.	185,891
4,217	East West Bancorp Inc.	312,859
20,392	Fifth Third Bancorp	763,069
326	First Citizens BancShares Inc., Class A Shares	553,688
3,636	First Hawaiian Inc.	73,920
16,720	First Horizon Corp.	264,845
10,532	FNB Corp.	145,026
43,209	Huntington Bancshares Inc.	601,469
160,333	JPMorgan Chase & Co.	32,488,276
27,984	KeyCorp	402,130
4,969	M&T Bank Corp.	753,300
23,692	New York Community Bancorp Inc.(c)	77,947
70,231	NU Holdings Ltd., Class A Shares*	834,344
2,174	Pinnacle Financial Partners Inc.	172,855
11,970	PNC Financial Services Group Inc. (The)	1,883,958
2,113	Popular Inc.	188,078
2,539	Prosperity Bancshares Inc.	158,180
27,761	Regions Financial Corp.	537,175
4,215	Synovus Financial Corp.	167,293
1,501	TFS Financial Corp.	19,783
81,372	Truist Financial Corp.	3,071,793

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.9% - (continued)
Banks - 3.3% - (continued)
46,820	US Bancorp	$1,898,551
5,220	Webster Financial Corp.	230,828
228,957	Wells Fargo & Co.	13,719,104
3,246	Western Alliance Bancorp	204,595
1,826	Wintrust Financial Corp.	180,062
4,368	Zions Bancorp NA	188,654

	Total Banks	81,216,024

Capital Markets - 4.7%
1,040	Affiliated Managers Group Inc.	169,104
3,010	Ameriprise Financial Inc.	1,314,196
5,020	Ares Management Corp., Class A Shares	703,653
22,848	Bank of New York Mellon Corp. (The)	1,361,969
13,551	BlackRock Inc., Class A Shares	10,461,779
21,421	Blackstone Inc.	2,581,231
13,680	Blue Owl Capital Inc., Class A Shares	246,103
56,636	Brookfield Asset Management Ltd., Class A Shares(c)	2,222,397
355,857	Brookfield Corp.	15,476,221
6,335	Carlyle Group Inc. (The)	272,152
3,159	Cboe Global Markets Inc.	546,475
139,218	Charles Schwab Corp. (The)	10,201,895
10,793	CME Group Inc., Class A Shares	2,190,763
5,146	Coinbase Global Inc., Class A Shares*	1,162,584
1,021	Evercore Inc., Class A Shares	207,202
1,153	FactSet Research Systems Inc.	466,112
9,236	Franklin Resources Inc.	217,970
9,483	Goldman Sachs Group Inc. (The)	4,329,179
1,577	Houlihan Lokey Inc., Class A Shares	213,447
3,112	Interactive Brokers Group Inc., Class A Shares	391,241
88,480	Intercontinental Exchange Inc.	11,847,472
10,906	Invesco Ltd.	171,333
3,772	Janus Henderson Group PLC	126,362
5,516	Jefferies Financial Group Inc.	256,604
93,082	KKR & Co., Inc., Class Miscella Shares	9,572,553
3,370	Lazard Inc., Class A Shares	135,575
2,264	LPL Financial Holdings Inc.	647,979
1,117	MarketAxess Holdings Inc.	222,205
16,652	Moody’s Corp.	6,610,678
35,162	Morgan Stanley(d)	3,440,250
779	Morningstar Inc.	224,547
5,788	MSCI Inc., Class A Shares	2,866,102
11,072	Nasdaq Inc.	653,580
6,077	Northern Trust Corp.	511,927
5,684	Raymond James Financial Inc.	697,711
18,872	Robinhood Markets Inc., Class A Shares*	394,425
36,738	S&P Global Inc.	15,705,862
3,016	SEI Investments Co.	204,213
33,828	State Street Corp.	2,557,059
2,936	Stifel Financial Corp.	237,669
6,627	T. Rowe Price Group Inc.	780,859
2,194	TPG Inc., Class A Shares	91,972
3,447	Tradeweb Markets Inc., Class A Shares	375,757
2,820	Virtu Financial Inc., Class A Shares	62,040
9,698	XP Inc., Class A Shares	184,165

	Total Capital Markets	113,314,572

Consumer Finance - 0.5%
8,125	Ally Financial Inc.	316,631
34,834	American Express Co.	8,360,160
11,392	Capital One Financial Corp.	1,567,881
197	Credit Acceptance Corp.*	96,694
7,496	Discover Financial Services	919,459

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.9% - (continued)
Consumer Finance - 0.5% - (continued)
3,270	OneMain Holdings Inc., Class A Shares	$160,623
5,972	SLM Corp.	128,159
28,547	SoFi Technologies Inc.*(c)	196,974
12,169	Synchrony Financial	533,002

	Total Consumer Finance	12,279,583

Financial Services - 4.8%
6,780	Affirm Holdings Inc., Class A Shares*	198,450
15,676	Apollo Global Management Inc.	1,820,924
73,577	Berkshire Hathaway Inc., Class B Shares*	30,490,309
16,572	Block Inc., Class A Shares*	1,061,934
9,693	Corpay Inc.*	2,594,525
9,550	Equitable Holdings Inc.	396,229
1,384	Euronet Worldwide Inc.*	161,347
17,788	Fidelity National Information Services Inc.	1,349,753
17,972	Fiserv Inc.*	2,691,487
7,748	Global Payments Inc.	789,134
2,184	Jack Henry & Associates Inc.	359,661
58,054	MasterCard Inc., Class A Shares	25,954,202
7,602	MGIC Investment Corp.	159,642
2,402	NCR Atleos Corp.*	66,848
134,313	PayPal Holdings Inc.*	8,460,376
3,597	Rocket Cos., Inc., Class A Shares*	49,998
1,742	Shift4 Payments Inc., Class A Shares*	117,202
11,307	Toast Inc., Class A Shares*	273,969
3,045	UWM Holdings Corp.	22,442
138,504	Visa Inc., Class A Shares	37,736,800
3,002	Voya Financial Inc.	227,612
6,595	Western Union Co. (The)	84,416
1,283	WEX Inc.*	240,331

	Total Financial Services	115,307,591

Insurance - 2.6%
17,442	Aflac Inc.	1,567,513
7,881	Allstate Corp. (The)	1,320,225
2,157	American Financial Group Inc.	280,216
21,096	American International Group Inc.	1,662,787
5,957	Aon PLC, Class A Shares	1,677,730
10,746	Arch Capital Group Ltd.*	1,102,862
6,440	Arthur J. Gallagher & Co.	1,631,445
1,588	Assurant Inc.	275,470
1,699	Assured Guaranty Ltd.	132,046
2,319	Axis Capital Holdings Ltd.	171,328
1,934	Brighthouse Financial Inc.*	86,082
7,122	Brown & Brown Inc.	637,490
12,206	Chubb Ltd.	3,305,629
4,612	Cincinnati Financial Corp.	542,279
929	CNA Financial Corp.	42,678
1,287	Everest Group Ltd.	503,127
6,097	Fidelity National Financial Inc.	307,045
3,009	First American Financial Corp.	167,240
2,662	Globe Life Inc.	220,307
1,160	Hanover Insurance Group Inc. (The)	153,039
71,479	Hartford Financial Services Group Inc. (The)	7,394,503
2,021	Kemper Corp.	120,937
655	Kinsale Capital Group Inc.	251,271
4,059	Lincoln National Corp.	133,906
5,498	Loews Corp.	422,246
395	Markel Group Inc.*	648,428
27,479	Marsh & McLennan Cos., Inc.	5,704,091
18,736	MetLife Inc.	1,355,924
7,725	Old Republic International Corp.	245,501

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 15.9% - (continued)
Insurance - 2.6% - (continued)
1,090	Primerica Inc.	$246,220
7,126	Principal Financial Group Inc.	584,617
77,946	Progressive Corp. (The)	16,460,636
33,637	Prudential Financial Inc.	4,048,213
1,996	Reinsurance Group of America Inc., Class A Shares	418,761
1,552	RenaissanceRe Holdings Ltd.	353,639
1,281	RLI Corp.	187,000
3,046	Ryan Specialty Holdings Inc., Class A Shares	169,144
32,075	Travelers Cos., Inc. (The)	6,918,578
4,605	Unum Group.	248,025
81	White Mountains Insurance Group Ltd.	146,367
3,107	Willis Towers Watson PLC	793,186
6,005	WR Berkley Corp.	486,585

	Total Insurance	63,124,316

Mortgage Real Estate Investment Trusts (REITs) - 0.0%@
20,790	AGNC Investment Corp.(c)	199,376
15,014	Annaly Capital Management Inc.	295,776
14,107	Rithm Capital Corp.	158,140
8,550	Starwood Property Trust Inc.	166,212

	Total Mortgage Real Estate Investment Trusts (REITs)	819,504

	TOTAL FINANCIALS	386,061,590

HEALTH CARE - 12.2%
Biotechnology - 1.5%
78,251	AbbVie Inc.	12,617,191
3,766	Alnylam Pharmaceuticals Inc.*	558,988
29,665	Amgen Inc.	9,073,040
2,908	Apellis Pharmaceuticals Inc.*	114,139
4,329	Biogen Inc.*	973,765
5,621	BioMarin Pharmaceutical Inc.*	421,969
5,363	Exact Sciences Corp.*	243,748
9,222	Exelixis Inc.*	200,025
37,574	Gilead Sciences Inc.	2,414,881
5,537	Incyte Corp.*	319,983
4,454	Ionis Pharmaceuticals Inc.*	167,337
9,989	Moderna Inc.*	1,423,932
3,268	Natera Inc.*	348,140
2,902	Neurocrine Biosciences Inc.*	392,960
3,081	Regeneron Pharmaceuticals Inc.*	3,019,873
10,710	Roivant Sciences Ltd.*	110,956
2,686	Sarepta Therapeutics Inc.*	348,804
2,454	Ultragenyx Pharmaceutical Inc.*	98,504
1,356	United Therapeutics Corp.*	373,076
7,745	Vertex Pharmaceuticals Inc.*	3,526,608

	Total Biotechnology	36,747,919

Health Care Equipment & Supplies - 2.7%
118,586	Abbott Laboratories	12,118,303
33,370	Alcon Inc.	2,974,268
2,294	Align Technology Inc.*	590,040
15,188	Baxter International Inc.	517,759
29,829	Becton Dickinson and Co.	6,919,433
147,392	Boston Scientific Corp.*	11,138,413
5,838	Cooper Cos Inc.(The)	550,582
6,518	DENTSPLY SIRONA Inc.	182,569
11,622	DexCom Inc.*	1,380,345
18,096	Edwards Lifesciences Corp.*	1,572,361
1,498	Enovis Corp.*	75,304
5,072	Envista Holdings Corp.*	98,194
12,529	GE HealthCare Technologies Inc.	977,262
3,699	Globus Medical Inc., Class A Shares*	248,240
6,949	Hologic Inc.*	512,697

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.2% - (continued)
Health Care Equipment & Supplies - 2.7% - (continued)
580	ICU Medical Inc.*	$61,677
6,316	IDEXX Laboratories Inc.*	3,138,736
888	Inspire Medical Systems Inc.*	141,006
2,082	Insulet Corp.*	368,910
1,908	Integra LifeSciences Holdings Corp.*	58,957
22,714	Intuitive Surgical Inc.*	9,133,754
1,296	Masimo Corp.*	161,352
39,931	Medtronic PLC	3,249,186
2,658	Novocure Ltd.*	58,503
1,100	Penumbra Inc.*	208,417
1,451	QuidelOrtho Corp.*	64,120
4,362	ResMed Inc.	900,011
4,164	Solventum Corp.*	247,092
2,980	STERIS PLC	664,182
20,079	Stryker Corp.	6,848,746
2,004	Tandem Diabetes Care Inc.*	102,665
1,411	Teleflex Inc.	294,998
6,309	Zimmer Biomet Holdings Inc.	726,481

	Total Health Care Equipment & Supplies	66,284,563

Health Care Providers & Services - 2.4%
2,770	Acadia Healthcare Co., Inc.*	190,825
7,882	agilon health Inc.*	49,657
1,025	Amedisys Inc.*	93,429
7,411	Cardinal Health Inc.	735,690
29,935	Cencora Inc.	6,782,373
16,038	Centene Corp.*	1,148,160
441	Chemed Corp.	244,477
8,646	Cigna Group (The)	2,979,585
101,872	CVS Health Corp.	6,071,571
1,670	DaVita Inc.*	245,690
7,126	Elevance Health Inc.	3,837,208
2,979	Encompass Health Corp.	257,356
5,978	HCA Healthcare Inc.	2,031,025
3,914	Henry Schein Inc.*	271,397
3,673	Humana Inc.	1,315,375
2,547	Labcorp Holdings Inc.	496,436
4,001	McKesson Corp.	2,278,930
1,735	Molina Healthcare Inc.*	545,796
3,625	Premier Inc., Class A Shares	68,585
3,364	Quest Diagnostics Inc.	477,587
4,270	R1 RCM Inc.*	54,912
3,031	Tenet Healthcare Corp.*	409,852
56,317	UnitedHealth Group Inc.	27,897,752
1,787	Universal Health Services Inc., Class B Shares	339,173

	Total Health Care Providers & Services	58,822,841

Health Care Technology - 0.1%
3,535	Certara Inc.*	59,918
3,617	Doximity Inc., Class A Shares*	100,300
4,743	Teladoc Health Inc.*	53,311
4,351	Veeva Systems Inc., Class A Shares*	758,162

	Total Health Care Technology	971,691

Life Sciences Tools & Services - 2.1%
3,003	10X Genomics Inc., Class A Shares*	67,327
8,780	Agilent Technologies Inc.	1,145,000
158,182	Avantor Inc.*	3,809,023
1,652	Azenta Inc.*	83,442
603	Bio-Rad Laboratories Inc., Class A Shares*	172,977
4,674	Bio-Techne Corp.	360,786
3,013	Bruker Corp.	197,382
1,524	Charles River Laboratories International Inc.*	317,663

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.2% - (continued)
Life Sciences Tools & Services - 2.1% - (continued)
63,011	Danaher Corp.	$16,181,225
2,657	Fortrea Holdings Inc.*	67,461
2,448	ICON PLC, ADR*	795,159
4,751	Illumina Inc.*	495,434
5,467	IQVIA Holdings Inc.*	1,197,765
2,546	Maravai LifeSciences Holdings Inc., Class A Shares*	22,074
702	Medpace Holdings Inc.*	271,211
643	Mettler-Toledo International Inc.*	902,830
6,638	QIAGEN NV*	287,160
1,667	Repligen Corp.*	248,533
3,725	Revvity Inc.	406,993
3,386	Sotera Health Co.*	37,855
39,024	Thermo Fisher Scientific Inc.	22,164,852
1,759	Waters Corp.*	543,355
2,223	West Pharmaceutical Services Inc.	736,724

	Total Life Sciences Tools & Services	50,512,231

Pharmaceuticals - 3.4%
133,970	Bristol-Myers Squibb Co.	5,504,827
5,401	Catalent Inc.*	290,520
14,967	Elanco Animal Health Inc.*	264,617
29,442	Eli Lilly & Co.	24,152,450
1,860	Jazz Pharmaceuticals PLC*	195,765
102,956	Johnson & Johnson	15,100,556
154,640	Merck & Co., Inc.	19,413,506
7,798	Organon & Co.	166,331
4,053	Perrigo Co. PLC	111,579
169,868	Pfizer Inc.	4,868,417
11,153	Royalty Pharma PLC, Class A Shares	305,704
35,934	Viatris Inc.	380,900
75,767	Zoetis Inc., Class A Shares	12,847,053

	Total Pharmaceuticals	83,602,225

	TOTAL HEALTH CARE	296,941,470

INDUSTRIALS - 10.4%
Aerospace & Defense - 2.8%
2,114	Axon Enterprise Inc.*	595,450
17,001	Boeing Co. (The)*	3,019,548
2,742	BWX Technologies Inc.	252,620
1,145	Curtiss-Wright Corp.	323,829
7,357	General Dynamics Corp.	2,205,408
32,592	General Electric Co.	5,382,243
1,355	HEICO Corp.	300,498
35,055	HEICO Corp., Class A Shares	6,157,761
2,440	Hexcel Corp.	168,043
11,394	Howmet Aerospace Inc.	964,502
1,177	Huntington Ingalls Industries Inc.	297,899
5,684	L3Harris Technologies Inc.	1,277,934
6,486	Lockheed Martin Corp.	3,050,625
1,860	Mercury Systems Inc.*	57,567
9,896	Northrop Grumman Corp.	4,460,820
136,153	RTX Corp.	14,678,655
3,310	Spirit AeroSystems Holdings Inc., Class A Shares*	100,359
62,498	Textron Inc.	5,475,450
13,559	TransDigm Group Inc.	18,212,856
1,797	Woodward Inc.	335,140

	Total Aerospace & Defense	67,317,207

Air Freight & Logistics - 0.3%
3,455	CH Robinson Worldwide Inc.	298,409
4,348	Expeditors International of Washington Inc.	525,673
6,970	FedEx Corp.	1,770,101
3,390	GXO Logistics Inc.*	170,280

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.4% - (continued)
Air Freight & Logistics - 0.3% - (continued)
32,881	United Parcel Service Inc., Class B Shares	$4,568,157

	Total Air Freight & Logistics	7,332,620

Building Products - 0.9%
2,011	Advanced Drainage Systems Inc.	348,888
2,635	Allegion PLC	320,996
3,635	AO Smith Corp.	304,031
1,329	Armstrong World Industries Inc.	153,898
4,200	AZEK Co., Inc. (The), Class A Shares*	201,432
3,644	Builders FirstSource Inc.*	585,919
1,454	Carlisle Cos., Inc.	608,194
108,906	Carrier Global Corp.	6,881,770
3,796	Fortune Brands Innovations Inc.	265,948
4,481	Hayward Holdings Inc.*	64,930
20,439	Johnson Controls International PLC	1,469,769
960	Lennox International Inc.	482,496
6,754	Masco Corp.	472,240
33,161	Owens Corning	6,004,462
6,842	Trane Technologies PLC	2,240,481
3,261	Trex Co., Inc.*	282,011

	Total Building Products	20,687,465

Commercial Services & Supplies - 0.8%
2,604	Cintas Corp.	1,765,434
1,520	Clean Harbors Inc.*	329,217
163,318	Copart Inc.*	8,665,653
1,448	Driven Brands Holdings Inc.*	16,638
1,129	MSA Safety Inc.	203,220
5,455	RB Global Inc.	396,469
6,206	Republic Services Inc., Class A Shares	1,149,289
7,667	Rollins Inc.	350,305
2,782	Stericycle Inc.*	143,384
1,591	Tetra Tech Inc.	333,299
6,595	Veralto Corp.	650,135
3,870	Vestis Corp.	47,678
24,804	Waste Management Inc.	5,226,947

	Total Commercial Services & Supplies	19,277,668

Construction & Engineering - 0.4%
4,077	AECOM	356,085
1,393	EMCOR Group Inc.	541,403
1,806	MasTec Inc.*	202,724
5,933	MDU Resources Group Inc.	149,749
30,324	Quanta Services Inc.	8,367,605
615	Valmont Industries Inc.	154,611
5,617	WillScot Mobile Mini Holdings Corp.*	221,478

	Total Construction & Engineering	9,993,655

Electrical Equipment - 0.8%
941	Acuity Brands Inc.	244,293
6,911	AMETEK Inc.	1,171,967
7,292	ChargePoint Holdings Inc.*	12,251
25,621	Eaton Corp. PLC	8,527,950
17,155	Emerson Electric Co.	1,924,105
8,148	GE Vernova Inc.*	1,433,233
1,831	Generac Holdings Inc.*	269,542
1,609	Hubbell Inc., Class B Shares	625,724
4,940	nVent Electric PLC	402,017
14,462	Plug Power Inc.*	48,158
1,986	Regal Rexnord Corp.	296,986
12,678	Rockwell Automation Inc.	3,264,965
4,399	Sensata Technologies Holding PLC	181,767
7,099	Sunrun Inc.*	102,652
10,309	Vertiv Holdings Co., Class A Shares	1,011,004

	Total Electrical Equipment	19,516,614

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.4% - (continued)
Ground Transportation - 1.1%
546	Avis Budget Group Inc.	$62,097
222,248	CSX Corp.	7,500,870
4,858	Hertz Global Holdings Inc.*	21,181
2,472	JB Hunt Transport Services Inc.	397,374
4,710	Knight-Swift Transportation Holdings Inc., Class A Shares	227,258
1,109	Landstar System Inc.	201,871
10,843	Lyft Inc., Class A Shares*	169,259
6,829	Norfolk Southern Corp.	1,535,159
13,826	Old Dominion Freight Line Inc.	2,423,006
1,313	Ryder System Inc.	159,490
797	Saia Inc.*	326,356
1,934	Schneider National Inc., Class B Shares	43,476
110,301	Uber Technologies Inc.*	7,121,033
219	U-Haul Holding Co.*	13,847
3,106	U-Haul Holding Co.-Non Voting	188,814
28,976	Union Pacific Corp.	6,746,192
3,421	XPO Inc.*	365,979

	Total Ground Transportation	27,503,262

Industrial Conglomerates - 0.5%
16,528	3M Co.	1,655,114
54,298	Honeywell International Inc.	10,978,513

	Total Industrial Conglomerates	12,633,627

Machinery - 1.7%
1,900	AGCO Corp.	203,927
2,681	Allison Transmission Holdings Inc.	203,247
32,764	Caterpillar Inc.	11,091,269
29,357	CNH Industrial NV	310,010
1,487	Crane Co.	221,682
4,093	Cummins Inc.	1,153,121
7,746	Deere & Co.	2,902,891
3,636	Donaldson Co., Inc.	267,900
4,191	Dover Corp.	770,390
1,759	Esab Corp.	180,860
3,777	Flowserve Corp.	187,717
10,625	Fortive Corp.	790,925
5,311	Gates Industrial Corp. PLC*	92,518
5,019	Graco Inc.	405,284
2,271	IDEX Corp.	473,821
8,999	Illinois Tool Works Inc.	2,184,507
12,160	Ingersoll Rand Inc.	1,131,488
2,481	ITT Inc.	329,675
1,676	Lincoln Electric Holdings Inc.	329,099
1,608	Middleby Corp. (The)*	207,287
1,718	Nordson Corp.	403,249
1,966	Oshkosh Corp.	223,593
12,422	Otis Worldwide Corp.	1,232,262
15,406	PACCAR Inc.	1,656,145
18,203	Parker-Hannifin Corp.	9,675,259
4,928	Pentair PLC	401,041
863	RBC Bearings Inc.*	254,827
1,563	Snap-on Inc.	426,480
4,599	Stanley Black & Decker Inc.	400,895
1,836	Timken Co. (The)	159,530
3,126	Toro Co. (The)	250,674
5,357	Westinghouse Air Brake Technologies Corp.	906,565
7,125	Xylem Inc.	1,004,768

	Total Machinery	40,432,906

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.4% - (continued)
Marine Transportation - 0.0%@
1,730	Kirby Corp.*	$214,814
Passenger Airlines - 0.2%
3,724	Alaska Air Group Inc.*	156,482
19,508	American Airlines Group Inc.*	224,342
89,919	Delta Air Lines Inc.	4,587,667
17,858	Southwest Airlines Co.	479,309
9,813	United Airlines Holdings Inc.*	519,991

	Total Passenger Airlines	5,967,791

Professional Services - 0.5%
12,433	Automatic Data Processing Inc.	3,045,090
3,850	Booz Allen Hamilton Holding Corp., Class A Shares	586,009
3,521	Broadridge Financial Solutions Inc.	706,911
678	CACI International Inc., Class A Shares*	287,797
14,554	Clarivate PLC*	82,958
1,249	Concentrix Corp.	76,601
4,488	Dayforce Inc.*(c)	221,977
7,708	Dun & Bradstreet Holdings Inc.	73,920
3,661	Equifax Inc.	847,119
1,021	FTI Consulting Inc.*	219,311
5,315	Genpact Ltd.	175,714
3,779	Jacobs Solutions Inc.	526,566
4,043	KBR Inc.	265,463
4,100	Leidos Holdings Inc.	602,905
1,392	ManpowerGroup Inc.	103,871
9,683	Paychex Inc.	1,163,509
1,551	Paycom Software Inc.	225,391
1,976	Paycor HCM Inc.*	24,443
1,291	Paylocity Holding Corp.*	183,542
3,185	Robert Half Inc.	204,573
1,556	Science Applications International Corp.	209,515
6,527	SS&C Technologies Holdings Inc.	405,000
5,801	TransUnion	417,208
4,287	Verisk Analytics Inc., Class A Shares	1,083,668

	Total Professional Services	11,739,061

Trading Companies & Distributors - 0.4%
3,106	Air Lease Corp., Class A Shares	147,970
5,231	Core & Main Inc., Class A Shares*	301,096
17,157	Fastenal Co.	1,132,019
6,136	Ferguson PLC	1,262,421
1,373	MSC Industrial Direct Co., Inc., Class A Shares	117,941
1,355	SiteOne Landscape Supply Inc.*	209,781
2,033	United Rentals Inc.	1,360,910
1,010	Watsco Inc.	479,649
1,351	WESCO International Inc.	242,491
6,087	WW Grainger Inc.	5,608,927

	Total Trading Companies & Distributors	10,863,205

	TOTAL INDUSTRIALS	253,479,895

INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 0.7%
7,536	Arista Networks Inc.*	2,243,090
4,325	Ciena Corp.*	208,335
121,907	Cisco Systems Inc.	5,668,675
1,775	F5 Inc.*	299,922
9,559	Juniper Networks Inc.	340,970
1,935	Lumentum Holdings Inc.*	84,173
21,784	Motorola Solutions Inc.	7,949,199
142	Ubiquiti Inc.	20,329
3,369	ViaSat Inc.*	56,902

	Total Communications Equipment	16,871,595

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 24.7% - (continued)
Electronic Equipment, Instruments & Components - 0.3%
17,521	Amphenol Corp., Class A Shares	$2,319,255
1,644	Arrow Electronics Inc.*	215,874
2,736	Avnet Inc.	149,385
4,061	CDW Corp.	908,121
5,304	Cognex Corp.	241,438
4,002	Coherent Corp.*	228,354
22,852	Corning Inc.	851,465
1,535	Crane NXT Co.	97,043
827	IPG Photonics Corp.*	71,726
3,745	Jabil Inc.	445,280
5,239	Keysight Technologies Inc.*	725,497
703	Littelfuse Inc.	180,390
2,035	TD SYNNEX Corp.	266,259
1,400	Teledyne Technologies Inc.*	555,730
7,401	Trimble Inc.*	412,088
4,811	Vontier Corp.	192,344
1,537	Zebra Technologies Corp., Class A Shares*	480,066

	Total Electronic Equipment, Instruments & Components	8,340,315

IT Services - 0.9%
23,096	Accenture PLC, Class A Shares	6,519,770
4,486	Akamai Technologies Inc.*	413,789
3,457	Amdocs Ltd.	273,103
8,830	Cloudflare Inc., Class A Shares*	597,703
15,082	Cognizant Technology Solutions Corp., Class A Shares	997,674
26,199	DigitalOcean Holdings Inc.*	970,673
6,133	DXC Technology Co.*	95,368
1,670	EPAM Systems Inc.*	297,143
6,462	Gartner Inc.*	2,711,907
1,246	Globant SA*	200,755
4,233	GoDaddy Inc., Class A Shares*	591,054
27,316	International Business Machines Corp.	4,557,675
7,016	Kyndryl Holdings Inc.*	186,696
2,034	MongoDB Inc., Class A Shares*	480,146
4,592	Okta Inc., Class A Shares*	407,218
9,448	Snowflake Inc., Class A Shares*	1,286,629
5,084	Twilio Inc., Class A Shares*	291,822
2,667	VeriSign Inc.*	464,911

	Total IT Services	21,344,036

Semiconductors & Semiconductor Equipment - 8.1%
48,188	Advanced Micro Devices Inc.*	8,042,577
2,260	Allegro MicroSystems Inc.*	68,116
14,971	Analog Devices Inc.	3,510,550
25,119	Applied Materials Inc.	5,402,595
3,770	ASML Holding NV, Class REG Shares, ADR	3,620,520
20,119	Broadcom Inc.	26,729,097
1,641	Cirrus Logic Inc.*	188,223
3,998	Enphase Energy Inc.*	511,344
4,485	Entegris Inc.	566,680
3,197	First Solar Inc.*	868,817
2,393	GLOBALFOUNDRIES Inc.*(c)	117,257
126,860	Intel Corp.	3,913,631
4,065	KLA Corp.	3,087,489
3,956	Lam Research Corp.	3,688,733
4,091	Lattice Semiconductor Corp.*	303,716
100,108	Marvell Technology Inc.	6,888,431
15,963	Microchip Technology Inc.	1,552,082
93,473	Micron Technology Inc.	11,684,125
2,000	MKS Instruments Inc.	253,180
1,381	Monolithic Power Systems Inc.	1,015,905
88,364	NVIDIA Corp.	96,876,104

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 24.7% - (continued)
Semiconductors & Semiconductor Equipment - 8.1% - (continued)
46,423	ON Semiconductor Corp.*	$3,390,736
2,940	Qorvo Inc.*	289,267
33,539	QUALCOMM Inc.	6,843,633
4,776	Skyworks Solutions Inc.	442,544
11,600	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,752,064
4,630	Teradyne Inc.	652,552
27,290	Texas Instruments Inc.	5,321,823
1,421	Universal Display Corp.	249,670
3,902	Wolfspeed Inc.*	100,281

	Total Semiconductors & Semiconductor Equipment	197,931,742

Software - 10.8%
45,839	Adobe Inc.*	20,387,354
2,607	ANSYS Inc.*	827,592
6,032	AppLovin Corp., Class A Shares*	491,487
825	Aspen Technology Inc.*	173,786
14,928	Atlassian Corp., Class A Shares*	2,341,606
6,458	Autodesk Inc.*	1,301,933
5,899	Bentley Systems Inc., Class B Shares	296,366
3,182	BILL Holdings Inc.*	165,623
16,557	Cadence Design Systems Inc.*	4,740,435
10,470	CCC Intelligent Solutions Holdings Inc.*	117,055
5,857	Confluent Inc., Class A Shares*	152,106
564	Constellation Software Inc.	1,567,182
6,414	Crowdstrike Holdings Inc., Class A Shares*	2,011,879
8,368	Datadog Inc., Class A Shares*	921,986
6,075	DocuSign Inc., Class A Shares*	332,545
1,764	Dolby Laboratories Inc., Class A Shares	142,902
4,262	DoubleVerify Holdings Inc.*	77,568
7,471	Dropbox Inc., Class A Shares*	168,322
7,755	Dynatrace Inc.*	354,636
2,313	Elastic NV*	240,668
728	Fair Isaac Corp.*	939,069
2,137	Five9 Inc.*	99,926
19,330	Fortinet Inc.*	1,146,656
16,639	Gen Digital Inc.	413,146
2,622	Gitlab Inc., Class A Shares*	123,732
2,449	Guidewire Software Inc.*	278,990
3,206	HashiCorp Inc., Class A Shares*	107,657
1,393	HubSpot Inc.*	851,193
1,263	Informatica Inc., Class A Shares*	36,438
34,625	Intuit Inc.	19,959,235
1,851	Manhattan Associates Inc.*	406,369
345,047	Microsoft Corp.	143,239,361
2,088	nCino Inc.*	63,747
3,408	NCR Voyix Corp.*	44,917
7,297	Nutanix Inc., Class A Shares*	403,634
120,260	Oracle Corp.	14,093,269
57,850	Palantir Technologies Inc., Class A Shares*	1,254,188
22,266	Palo Alto Networks Inc.*	6,566,466
1,187	Pegasystems Inc.	68,205
2,461	Procore Technologies Inc.*	165,207
3,441	PTC Inc.*	606,442
2,347	RingCentral Inc., Class A Shares*	80,267
21,041	Roper Technologies Inc.	11,209,803
42,415	Salesforce Inc.	9,943,773
7,583	SentinelOne Inc., Class A Shares*	127,622
6,121	ServiceNow Inc.*	4,021,069
3,742	Smartsheet Inc., Class A Shares*	138,454
4,566	Synopsys Inc.*	2,560,613
3,073	Teradata Corp.*	100,211

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 24.7% - (continued)
Software - 10.8% - (continued)
1,250	Tyler Technologies Inc.*	$600,450
11,427	UiPath Inc., Class A Shares*	140,095
8,745	Unity Software Inc.*	159,771
17,852	Workday Inc., Class A Shares*	3,774,805
7,745	Zoom Video Communications Inc., Class A Shares*	475,078
2,659	Zscaler Inc.*	451,924

	Total Software	261,464,813

Technology Hardware, Storage & Peripherals - 3.9%
477,629	Apple Inc.	91,824,175
38,982	Hewlett Packard Enterprise Co.	688,032
25,961	HP Inc.	947,577
6,188	NetApp Inc.	745,221
8,664	Pure Storage Inc., Class A Shares*	522,353
9,742	Western Digital Corp.*	733,475

	Total Technology Hardware, Storage & Peripherals	95,460,833

	TOTAL INFORMATION TECHNOLOGY	601,413,334

MATERIALS - 2.7%
Chemicals - 1.7%
23,364	Air Products & Chemicals Inc.	6,231,179
3,517	Albemarle Corp.	431,149
1,453	Ashland Inc.	145,547
6,747	Axalta Coating Systems Ltd.*	240,126
2,968	Celanese Corp., Class A Shares	451,255
5,782	CF Industries Holdings Inc.	460,999
4,492	Chemours Co. (The)	111,491
21,199	Corteva Inc.	1,185,872
21,267	Dow Inc.	1,225,617
69,125	DuPont de Nemours Inc.	5,679,310
3,561	Eastman Chemical Co.	360,836
7,466	Ecolab Inc.	1,733,605
6,768	Element Solutions Inc.	162,635
3,804	FMC Corp.	231,854
43,532	Ginkgo Bioworks Holdings Inc.*(c)	23,007
5,197	Huntsman Corp.	128,885
7,671	International Flavors & Fragrances Inc.	737,797
25,859	Linde PLC	11,262,112
7,773	LyondellBasell Industries NV, Class A Shares	772,792
9,783	Mosaic Co. (The)	302,588
176	NewMarket Corp.	94,172
3,709	Olin Corp.	199,396
7,053	PPG Industries Inc.	926,835
3,819	RPM International Inc.	428,110
1,178	Scotts Miracle-Gro Co. (The)	82,095
24,398	Sherwin-Williams Co. (The)	7,412,112
997	Westlake Corp.	160,078

	Total Chemicals	41,181,454

Construction Materials - 0.3%
1,024	Eagle Materials Inc.	237,967
10,390	Martin Marietta Materials Inc.	5,943,911
3,980	Vulcan Materials Co.	1,017,965

	Total Construction Materials	7,199,843

Containers & Packaging - 0.2%
43,275	Amcor PLC	440,107
1,964	AptarGroup Inc.	290,063
532	Ardagh Group SA, Class A Shares*(a)(b)	3,381
3,600	Ardagh Metal Packaging SA	14,220
2,425	Avery Dennison Corp.	551,906
9,255	Ball Corp.	642,575
3,482	Berry Global Group Inc.	208,502
3,186	Crown Holdings Inc.	268,229

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 2.7% - (continued)
Containers & Packaging - 0.2% - (continued)
9,144	Graphic Packaging Holding Co.	$258,958
10,402	International Paper Co.	469,026
2,658	Packaging Corp. of America	487,716
3,841	Sealed Air Corp.	149,300
2,326	Silgan Holdings Inc.	109,903
2,881	Sonoco Products Co.	176,807
7,629	WestRock Co.	409,220

	Total Containers & Packaging	4,479,913

Metals & Mining - 0.5%
5,509	Alcoa Corp.	243,883
14,959	Cleveland-Cliffs Inc.*	258,492
147,502	Freeport-McMoRan Inc.	7,777,781
3,468	MP Materials Corp.*	56,251
34,669	Newmont Corp.	1,454,018
7,381	Nucor Corp.	1,246,282
1,715	Reliance Inc.	515,838
1,975	Royal Gold Inc.	253,175
2,588	Southern Copper Corp.	307,014
5,283	SSR Mining Inc.	28,211
4,578	Steel Dynamics Inc.	612,857
6,669	United States Steel Corp.	255,756

	Total Metals & Mining	13,009,558

Paper & Forest Products - 0.0%@
2,003	Louisiana-Pacific Corp.	183,635

	TOTAL MATERIALS	66,054,403

REAL ESTATE - 3.2%
Diversified REITs - 0.0%@
6,510	WP Carey Inc.	367,164
Health Care REITs - 0.2%
5,211	Alexandria Real Estate Equities Inc.	620,109
11,105	Healthcare Realty Trust Inc., Class A Shares	180,234
21,214	Healthpeak Properties Inc.	422,159
18,784	Medical Properties Trust Inc.(c)	100,682
7,516	Omega Healthcare Investors Inc.	242,992
12,003	Ventas Inc.	603,271
16,652	Welltower Inc.	1,726,313

	Total Health Care REITs	3,895,760

Hotel & Resort REITs - 0.0%@
20,997	Host Hotels & Resorts Inc.	376,686
6,032	Park Hotels & Resorts Inc.	95,667

	Total Hotel & Resort REITs	472,353

Industrial REITs - 0.4%
8,513	Americold Realty Trust Inc.	227,042
1,402	EastGroup Properties Inc.	231,582
4,086	First Industrial Realty Trust Inc.	192,532
68,132	Prologis Inc.	7,527,905
6,321	Rexford Industrial Realty Inc.	286,721
5,537	STAG Industrial Inc.	194,127

	Total Industrial REITs	8,659,909

Office REITs - 0.0%@
4,711	Boston Properties Inc.	285,816
4,043	Cousins Properties Inc.	93,515
2,894	Highwoods Properties Inc.	75,157
3,651	Kilroy Realty Corp.	122,418
380	NET Lease Office Properties	9,021
5,407	Vornado Realty Trust	132,580

	Total Office REITs	718,507

Real Estate Management & Development - 0.4%
9,127	CBRE Group Inc., Class A Shares*	803,815
98,259	CoStar Group Inc.*	7,680,906

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 3.2% - (continued)
Real Estate Management & Development - 0.4% - (continued)
1,100	Howard Hughes Holdings Inc.*	$72,930
1,423	Jones Lang LaSalle Inc.*	287,546
1,643	Zillow Group Inc., Class A Shares*	65,966
4,742	Zillow Group Inc., Class C Shares*	194,185

	Total Real Estate Management & Development	9,105,348

Residential REITs - 0.3%
10,001	American Homes 4 Rent, Class A Shares	360,436
4,405	Apartment Income REIT Corp.	170,694
4,258	AvalonBay Communities Inc.	820,432
3,116	Camden Property Trust	319,857
44,169	Equity LifeStyle Properties Inc.	2,772,488
11,207	Equity Residential	728,791
1,918	Essex Property Trust Inc.	498,277
18,362	Invitation Homes Inc.	638,814
3,488	Mid-America Apartment Communities Inc.	466,381
3,691	Sun Communities Inc.	435,501
9,855	UDR Inc.	380,600

	Total Residential REITs	7,592,271

Retail REITs - 0.2%
2,909	Agree Realty Corp.	176,751
9,250	Brixmor Property Group Inc.	208,217
2,435	Federal Realty Investment Trust	245,813
19,707	Kimco Realty Corp.	381,528
5,516	NNN REIT Inc.	230,403
24,992	Realty Income Corp.	1,326,076
5,427	Regency Centers Corp.	333,218
9,750	Simon Property Group Inc.	1,475,272

	Total Retail REITs	4,377,278

Specialized REITs - 1.7%
85,952	American Tower Corp.	16,824,244
41,356	Crown Castle Inc.	4,238,990
6,717	CubeSmart	284,196
9,076	Digital Realty Trust Inc.	1,319,106
2,088	EPR Properties	85,691
6,936	Equinix Inc.	5,292,029
6,283	Extra Space Storage Inc.	909,590
7,683	Gaming and Leisure Properties Inc.	344,967
8,700	Iron Mountain Inc.	702,003
2,610	Lamar Advertising Co., Class A Shares	308,267
2,458	National Storage Affiliates Trust	89,914
31,048	Public Storage	8,501,874
4,339	Rayonier Inc.	130,257
3,226	SBA Communications Corp., Class A Shares	634,490
31,073	VICI Properties Inc., Class A Shares	892,106
22,004	Weyerhaeuser Co.	660,780

	Total Specialized REITs	41,218,504

	TOTAL REAL ESTATE	76,407,094

UTILITIES - 2.1%
Electric Utilities - 1.6%
7,662	Alliant Energy Corp.	394,516
15,825	American Electric Power Co., Inc.	1,428,206
2,031	Avangrid Inc.	73,136
9,666	Constellation Energy Corp.	2,099,939
92,006	Duke Energy Corp.	9,529,061
11,357	Edison International	872,785
6,359	Entergy Corp.	715,324
6,689	Evergy Inc.	365,621
10,473	Eversource Energy	620,316
29,875	Exelon Corp.	1,121,806
16,362	FirstEnergy Corp.	658,734

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.1% - (continued)
Electric Utilities - 1.6% - (continued)
3,447	Hawaiian Electric Industries Inc.	$37,883
1,494	IDACORP Inc.	142,632
165,667	NextEra Energy Inc.	13,256,673
6,737	NRG Energy Inc.	545,697
6,152	OGE Energy Corp.	223,318
61,215	PG&E Corp.	1,134,926
3,401	Pinnacle West Capital Corp.	268,203
22,175	PPL Corp.	650,393
32,757	Southern Co. (The)	2,625,146
16,557	Xcel Energy Inc.	918,086

	Total Electric Utilities	37,682,401

Gas Utilities - 0.0%@
4,525	Atmos Energy Corp.	524,538
2,625	National Fuel Gas Co.	150,045
6,275	UGI Corp.	159,762

	Total Gas Utilities	834,345

Independent Power & Renewable Electricity Producers - 0.1%
20,063	AES Corp. (The)	433,160
4,186	Brookfield Renewable Corp., Class A Shares(c)	132,026
845	Clearway Energy Inc., Class A Shares	21,700
2,355	Clearway Energy Inc., Class C Shares	65,940
10,614	Vistra Corp.	1,051,635

	Total Independent Power & Renewable Electricity Producers	1,704,461

Multi-Utilities - 0.4%
7,868	Ameren Corp.	577,275
18,961	CenterPoint Energy Inc.	578,500
8,738	CMS Energy Corp.	549,882
10,426	Consolidated Edison Inc.	985,778
25,123	Dominion Energy Inc.	1,354,632
6,190	DTE Energy Co.	721,321
12,418	NiSource Inc.	360,867
14,943	Public Service Enterprise Group Inc.	1,132,082
18,936	Sempra	1,458,640
9,482	WEC Energy Group Inc.	768,327

	Total Multi-Utilities	8,487,304

Water Utilities - 0.0%@
5,854	American Water Works Co., Inc.	765,528
7,621	Essential Utilities Inc.	287,540

	Total Water Utilities	1,053,068

	TOTAL UTILITIES	49,761,579

	TOTAL COMMON STOCKS (Cost - $1,380,565,854)	2,369,762,354

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (e) - 2.5%
MONEY MARKET FUND - 0.1%
$ 4,088,698		Invesco STIT - Government & Agency Portfolio, Institutional Class, 5.169%(f) (Cost - $4,088,698)	$4,088,698

TIME DEPOSITS - 2.4%
4,610		ANZ National Bank - London, 4.680% due 6/3/24	4,610
37,171	CAD	BNP Paribas - Paris, 3.800% due 6/3/24	27,277
4,187,672		Citibank - New York, 4.680% due 6/3/24	4,187,672
40,301,578		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	40,301,578
13,129,244		Sumitomo Mitsui Banking Corp. - Tokyo, 4.680% due 6/3/24	13,129,244

		TOTAL TIME DEPOSITS (Cost - $57,650,381)	57,650,381

		TOTAL SHORT-TERM INVESTMENTS (Cost - $61,739,079)	61,739,079

		TOTAL INVESTMENTS - 100.0% (Cost - $1,442,304,933)	2,431,501,433

		Liabilities in Excess of Other Assets - 0.0%@	(84,539)

		TOTAL NET ASSETS - 100.0%	$2,431,416,894

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Affiliated security. As of May 31, 2024, total cost and total market value of affiliated security amounted to $1,286,648 and $3,440,250, respectively.

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of May 31, 2024
Morgan Stanley	$ 2,498,471	$ 576,930	$ (67,873)	$ 307	$ 432,415	$ 84,793	$ 3,440,250

(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.4%.
(f)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2024, the Fund held Level 3 security in the amount of $0, representing 0.0% of net assets.

At May 31, 2024, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$ 1,442,304,933	$ 1,022,263,900	$ (32,891,587)	$ 989,372,313

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	24.8%
Financials	15.9
Health Care	12.2
Industrials	10.5
Consumer Discretionary	9.0
Communication Services	8.9
Consumer Staples	4.7
Energy	3.7
Real Estate	3.2
Materials	2.7
Utilities	2.0
Short-Term Investments	2.4

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At May 31, 2024, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index Futures	69	6/24	$18,096,378	$18,269,476	$173,098
S&P MidCap 400 E-mini Index Futures	5	6/24	1,493,235	1,495,950	2,715

					$175,813

At May 31, 2024, Large Cap Equity Fund had deposited cash of $883,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.9%
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.2%
478	Anterix Inc.*	$16,085
3,542	AST SpaceMobile Inc., Class A Shares*(a)	29,310
382	ATN International Inc.	9,298
868	Bandwidth Inc., Class A Shares*	17,473
1,525	Cogent Communications Holdings Inc.	90,310
2,589	Consolidated Communications Holdings Inc.*	11,391
8,810	Frontier Communications Parent Inc.*	234,875
5,412	GCI Liberty Inc.*#	–
25,763	Globalstar Inc.*	28,082
600	IDT Corp., Class B Shares	24,318
4,268	Iridium Communications Inc.	128,509
2,029	Liberty Latin America Ltd., Class A Shares*	18,403
4,312	Liberty Latin America Ltd., Class C Shares*	39,110
35,530	Lumen Technologies Inc.*	45,834
702	Ooma Inc.*	6,065
1,859	Shenandoah Telecommunications Co.	34,968

	Total Diversified Telecommunication Services	734,031

Entertainment - 0.5%
9,648	AMC Entertainment Holdings Inc., Class A Shares*(a)	41,776
409	Atlanta Braves Holdings Inc., Class A Shares*	17,190
1,632	Atlanta Braves Holdings Inc., Class C Shares*	65,231
4,030	Cinemark Holdings Inc.*	69,598
2,993	Eventbrite Inc., Class A Shares*	14,905
1,635	IMAX Corp.*	26,879
709	Liberty Media Corp.-Liberty Live, Class A Shares*	25,971
1,766	Liberty Media Corp.-Liberty Live, Class C Shares*	67,232
1,754	Lions Gate Entertainment Corp., Class A Shares*	14,576
97,702	Lions Gate Entertainment Corp., Class B Shares*	754,259
1,939	Loop Media Inc.*	386
1,361	Madison Square Garden Entertainment Corp., Class A Shares*	48,370
655	Madison Square Garden Sports Corp., Class A Shares*	120,946
809	Marcus Corp. (The)	8,616
3,300	Playstudios Inc.*	7,491
830	Playtika Holding Corp.	7,254
992	Reservoir Media Inc.*	7,976
4,504	Roku Inc., Class A Shares*	258,529
1,026	Sphere Entertainment Co.*	37,449
6,167	TKO Group Holdings Inc., Class A Shares	672,635
2,830	Vivid Seats Inc., Class A Shares*	14,291

	Total Entertainment	2,281,560

Interactive Media & Services - 0.2%
3,830	Bumble Inc., Class A Shares*	44,811
3,361	Cargurus Inc., Class A Shares*	81,370
2,278	Cars.com Inc.*	46,084
1,882	DHI Group Inc.*	3,896
770	EverQuote Inc., Class A Shares*	18,395
10,279	fuboTV Inc.*	12,849
1,429	Grindr Inc.*	13,575
2,670	IAC Inc.*	132,939
847	MediaAlpha Inc., Class A Shares*	15,060
4,699	Nextdoor Holdings Inc.*	11,371
1,027	Outbrain Inc.*	4,714
1,999	QuinStreet Inc.*	35,202
947	Shutterstock Inc.	38,477
1,360	System1 Inc.*	1,741
3,855	TripAdvisor Inc.*	70,739

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 1.8% - (continued)
Interactive Media & Services - 0.2% - (continued)
2,510	TrueCar Inc.*	$7,404
5,844	Vimeo Inc.*	22,675
2,441	Yelp Inc., Class A Shares*	90,244
1,606	Ziff Davis Inc.*	92,522
2,653	ZipRecruiter Inc., Class A Shares*	26,822
10,818	ZoomInfo Technologies Inc., Class A Shares*	132,845

	Total Interactive Media & Services	903,735

Media - 0.9%
2,688	Advantage Solutions Inc.*	9,247
1,217	AMC Networks Inc., Class A Shares*	21,103
862	Boston Omaha Corp., Class A Shares*	12,594
208	Cable One Inc.	80,269
1,317	Cardlytics Inc.*	11,537
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	20,002
51,187	Criteo SA, ADR*	1,997,317
41	Daily Journal Corp.*	15,539
4,205	EchoStar Corp., Class A Shares*	80,736
1,121	Emerald Holding Inc.*	6,390
2,331	Entravision Communications Corp., Class A Shares	5,035
2,008	EW Scripps Co. (The), Class A Shares*	5,462
546	Gambling.com Group Ltd.*	4,221
4,982	Gannett Co., Inc.*	18,732
3,030	Gray Television Inc.	18,907
4,494	iHeartMedia Inc., Class A Shares*	4,160
2,592	Integral Ad Science Holding Corp.*	24,002
13,997	Interpublic Group of Cos., Inc. (The)	439,086
1,385	John Wiley & Sons Inc., Class A Shares	50,483
5,529	Liberty Media Corp.-Liberty SiriusXM*	125,287
2,569	Liberty Media Corp.-Liberty SiriusXM, Class A Shares*	58,393
4,753	Magnite Inc.*	58,652
5,798	New York Times Co. (The), Class A Shares	296,858
13,802	News Corp., Class A Shares	375,276
4,199	News Corp., Class B Shares	117,068
1,170	Nexstar Media Group Inc., Class A Shares	193,857
1,595	PubMatic Inc., Class A Shares*	34,930
869	Scholastic Corp.	31,527
1,002	Sinclair Inc.	14,228
2,732	Stagwell Inc., Class A Shares*	18,933
1,022	TechTarget Inc.*	30,885
7,000	TEGNA Inc.	104,370
1,179	Thryv Holdings Inc.*	24,841
506	Townsquare Media Inc., Class A Shares	5,571
1,160	Urban One Inc.*	1,949
2,259	WideOpenWest Inc.*	11,363

	Total Media	4,328,810

Wireless Telecommunication Services - 0.0%@
2,307	Gogo Inc.*	24,420
602	Spok Holdings Inc.	9,156
3,751	Telephone & Data Systems Inc.	74,607

	Total Wireless Telecommunication Services	108,183

	TOTAL COMMUNICATION SERVICES	8,356,319

CONSUMER DISCRETIONARY - 9.1%
Automobile Components - 0.5%
3,218	Adient PLC*	90,876
4,445	American Axle & Manufacturing Holdings Inc.*	33,960
2,957	Atmus Filtration Technologies Inc.*	91,194
8,447	BorgWarner Inc.	301,220
593	Cooper-Standard Holdings Inc.*	7,828
4,871	Dana Inc.	68,486
937	Dorman Products Inc.*	86,176

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.1% - (continued)
Automobile Components - 0.5% - (continued)
1,466	Fox Factory Holding Corp.*	$68,345
8,450	Gentex Corp.	295,750
1,151	Gentherm Inc.*	62,085
10,048	Goodyear Tire & Rubber Co. (The)*	123,691
2,083	Holley Inc.*	7,999
882	LCI Industries	96,914
2,111	Lear Corp.	264,614
10,315	Luminar Technologies Inc., Class A Shares*(a)	16,917
1,846	Modine Manufacturing Co.*	186,298
747	Patrick Industries Inc.	85,606
1,667	Phinia Inc.	74,615
12,845	QuantumScape Corp., Class A Shares*	75,914
5,627	Solid Power Inc.*	9,960
760	Standard Motor Products Inc.	23,339
946	Stoneridge Inc.*	15,013
969	Visteon Corp.*	107,917
833	XPEL Inc.*	31,654

	Total Automobile Components	2,226,371

Automobiles - 0.1%
4,583	Harley-Davidson Inc.	164,438
1,131	Livewire Group Inc.*(a)	7,340
1,849	Thor Industries Inc.	183,495
1,063	Winnebago Industries Inc.	65,959
6,490	Workhorse Group Inc.*	1,265

	Total Automobiles	422,497

Broadline Retail - 0.1%
998	Big Lots Inc.*	3,473
812	ContextLogic Inc., Class A Shares*	4,433
115	Dillard’s Inc., Class A Shares	51,445
3,945	Kohl’s Corp.	88,329
9,761	Macy’s Inc.	190,144
3,978	Nordstrom Inc.	87,914
2,198	Ollie’s Bargain Outlet Holdings Inc.*	181,181
946	Savers Value Village Inc.*	12,828

	Total Broadline Retail	619,747

Distributors - 0.2%
4,902	LKQ Corp.	210,933
2,058	Pool Corp.	748,186
138	Weyco Group Inc.	4,219

	Total Distributors	963,338

Diversified Consumer Services - 0.5%
2,764	2U Inc.*	770
8,783	ADT Inc.	62,447
1,374	Adtalem Global Education Inc.*	88,472
2,054	Bright Horizons Family Solutions Inc.*	215,917
552	Carriage Services Inc., Class A Shares	14,843
4,181	Chegg Inc.*	16,013
4,598	Coursera Inc.*	34,945
1,060	Duolingo Inc., Class A Shares*	202,884
1,392	European Wax Center Inc., Class A Shares*	15,758
2,971	Frontdoor Inc.*	105,084
121	Graham Holdings Co., Class B Shares	91,044
1,041	Grand Canyon Education Inc.*	148,301
5,154	H&R Block Inc.	255,845
4,855	Laureate Education Inc., Class A Shares	76,029
914	Lincoln Educational Services Corp.*	10,712
2,966	Mister Car Wash Inc.*	20,851
2,768	Nerdy Inc.*	4,733
2,997	OneSpaWorld Holdings Ltd.*	46,603
2,218	Perdoceo Education Corp.	49,905

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY - 9.1% - (continued)
Diversified Consumer Services - 0.5% - (continued)
5,156	Service Corp. International	$369,479
785	Strategic Education Inc.	89,035
1,561	Stride Inc.*	107,178
3,000	Udemy Inc.*	26,520
1,399	Universal Technical Institute Inc.*	22,118
1,838	WW International Inc.*	3,051

	Total Diversified Consumer Services	2,078,537

Hotels, Restaurants & Leisure - 2.3%
2,156	Accel Entertainment Inc., Class A Shares*	21,366
9,412	Aramark	302,596
952	Bally’s Corp.*	11,567
43	Biglari Holdings Inc., Class B Shares*	8,557
711	BJ’s Restaurants Inc.*	24,913
3,068	Bloomin’ Brands Inc.	66,882
548	Bowlero Corp., Class A Shares	6,823
2,538	Boyd Gaming Corp.	135,326
1,533	Brinker International Inc.*	108,276
1,729	Cava Group Inc.*	160,019
1,124	Century Casinos Inc.*	3,001
1,828	Cheesecake Factory Inc. (The)	70,341
1,063	Choice Hotels International Inc.(a)	120,321
9,114	Churchill Downs Inc.	1,180,263
673	Chuy’s Holdings Inc.*	17,976
773	Cracker Barrel Old Country Store Inc.	37,707
1,196	Dave & Buster’s Entertainment Inc.*	61,104
1,906	Denny’s Corp.*	13,914
497	Dine Brands Global Inc.	19,607
756	El Pollo Loco Holdings Inc.*	8,074
163	Empire Resorts Inc.*#(c)	–
2,900	Everi Holdings Inc.*	20,967
644	First Watch Restaurant Group Inc.*	12,674
1,323	Full House Resorts Inc.*	6,575
1,036	Global Business Travel Group I*	6,289
752	Golden Entertainment Inc.	22,763
2,815	Hilton Grand Vacations Inc.*	116,344
1,577	Hyatt Hotels Corp., Class A Shares	232,560
1,130	Inspired Entertainment Inc.*	10,294
81,460	International Game Technology PLC	1,608,020
736	Jack in the Box Inc.	40,745
3,158	Krispy Kreme Inc.	33,033
232	Kura Sushi USA Inc., Class A Shares*	23,179
1,546	Life Time Group Holdings Inc.*	25,942
3,231	Light & Wonder Inc., Class A Shares*	308,496
1,085	Lindblad Expeditions Holdings Inc.*	8,398
1,262	Marriott Vacations Worldwide Corp.	113,921
440	Monarch Casino & Resort Inc.	29,467
1,579	Mondee Holdings Inc., Class A Shares*(a)	3,411
79	Nathan’s Famous Inc.	5,600
1,393	Noodles & Co., Class A Shares*	2,619
15,245	Norwegian Cruise Line Holdings Ltd.*	253,067
786	ONE Group Hospitality Inc. (The)*	4,087
1,129	Papa John’s International Inc.	52,453
5,222	Penn Entertainment Inc.*	91,385
3,070	Planet Fitness Inc., Class A Shares*	195,375
1,236	PlayAGS Inc.*	14,276
1,494	Portillo’s Inc., Class A Shares*	14,970
893	Potbelly Corp.*	7,992
318	RCI Hospitality Holdings Inc.	14,227
556	Red Robin Gourmet Burgers Inc.*	4,504
1,732	Red Rock Resorts Inc., Class A Shares	88,765

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.1% - (continued)
Hotels, Restaurants & Leisure - 2.3% - (continued)
2,470	Rush Street Interactive Inc.*	$22,107
12,587	Sabre Corp.*	39,397
1,346	Shake Shack Inc., Class A Shares*	127,722
2,569	Six Flags Entertainment Corp.*	65,381
4,395	Super Group SGHC Ltd.*	15,954
3,613	Sweetgreen Inc., Class A Shares*	111,100
1,370	Target Hospitality Corp.*	15,563
8,214	Texas Roadhouse Inc., Class A Shares	1,418,311
2,582	Travel + Leisure Co.	113,453
9,824	United Parks & Resorts Inc.*	513,697
1,371	Vail Resorts Inc.	258,735
6,050	Wendy’s Co. (The)	105,572
4,879	Wingstop Inc.	1,798,643
2,937	Wyndham Hotels & Resorts Inc.	207,822
3,750	Wynn Resorts Ltd.	355,800
901	Xponential Fitness Inc., Class A Shares*	8,163

	Total Hotels, Restaurants & Leisure	10,928,451

Household Durables - 1.8%
998	Beazer Homes USA Inc.*	28,663
292	Cavco Industries Inc.*	104,302
990	Century Communities Inc.	83,566
1,709	Cricut Inc., Class A Shares(a)	10,647
929	Dream Finders Homes Inc., Class A Shares*	26,393
824	Ethan Allen Interiors Inc.	23,987
4,982	GoPro Inc., Class A Shares*	7,573
993	Green Brick Partners Inc.*	54,218
837	Helen of Troy Ltd.*	89,459
330	Hooker Furnishings Corp.	5,735
160	Hovnanian Enterprises Inc., Class A Shares*	23,005
3,391	Installed Building Products Inc.	718,349
1,016	iRobot Corp.*	9,764
7,738	KB Home	546,303
713	Landsea Homes Corp.*	7,073
1,475	La-Z-Boy Inc.	55,342
368	Legacy Housing Corp.*	8,549
4,659	Leggett & Platt Inc.	54,044
704	LGI Homes Inc.*	67,584
483	Lovesac Co. (The)*	13,577
8,248	M/I Homes Inc.*	1,030,340
7,813	Meritage Homes Corp.	1,377,822
1,896	Mohawk Industries Inc.*	231,179
21,120	Newell Brands Inc.	163,046
7,821	PulteGroup Inc.	917,560
2,062	Purple Innovation Inc., Class A Shares*	2,577
1,917	Skyline Champion Corp.*	133,442
815	Snap One Holdings Corp.*	8,737
14,046	Sonos Inc.*	221,927
3,694	Taylor Morrison Home Corp., Class A Shares*	213,624
19,649	Tempur Sealy International Inc.	1,009,173
3,782	Toll Brothers Inc.	460,042
1,146	TopBuild Corp.*	478,971
1,614	Traeger Inc.*	4,180
3,362	Tri Pointe Homes Inc.*	130,210
2,930	Vizio Holding Corp., Class A Shares*	31,468
524	VOXX International Corp., Class A Shares*	1,934
1,942	Whirlpool Corp.	180,664
1,085	Worthington Enterprises Inc.	61,878

	Total Household Durables	8,596,907

Leisure Products - 0.3%
1,074	Acushnet Holdings Corp.	70,777

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.1% - (continued)
Leisure Products - 0.3% - (continued)
4,531	AMMO Inc.*	$12,234
2,479	Brunswick Corp.	204,592
970	Clarus Corp.	6,790
445	Escalade Inc.	6,132
1,453	Funko Inc., Class A Shares*	13,135
4,719	Hasbro Inc.	282,102
271	JAKKS Pacific Inc.*	5,033
182	Johnson Outdoors Inc., Class A Shares	6,623
1,748	Latham Group Inc.*	6,747
667	Malibu Boats Inc., Class A Shares*	25,653
338	Marine Products Corp.	3,461
691	MasterCraft Boat Holdings Inc.*	14,580
12,686	Mattel Inc.*	225,684
12,845	Peloton Interactive Inc., Class A Shares*	46,756
1,947	Polaris Inc.	162,769
1,577	Smith & Wesson Brands Inc.	26,446
740	Solo Brands Inc., Class A Shares*	1,443
678	Sturm Ruger & Co., Inc.	30,130
5,393	Topgolf Callaway Brands Corp.*	84,400
2,104	Vista Outdoor Inc.*	73,388
3,060	YETI Holdings Inc.*	124,664

	Total Leisure Products	1,433,539

Specialty Retail - 2.3%
19,157	1-800-Flowers.com Inc., Class A Shares*	185,440
1,651	Aaron’s Co., Inc. (The)	14,000
1,750	Abercrombie & Fitch Co., Class A Shares*	302,522
2,578	Academy Sports & Outdoors Inc.	148,725
2,142	Advance Auto Parts Inc.	151,311
6,524	American Eagle Outfitters Inc.	143,332
216	America’s Car-Mart Inc.*	13,018
2,699	Arko Corp.	16,194
741	Asbury Automotive Group Inc.*	174,187
1,031	AutoNation Inc.*	175,528
5,855	BARK Inc.*	7,612
8,160	Bath & Body Works Inc.	423,830
1,539	Beyond Inc.*	23,285
720	Big 5 Sporting Goods Corp.(a)	2,498
1,054	Boot Barn Holdings Inc.*	125,352
1,025	Buckle Inc. (The)	39,503
589	Build-A-Bear Workshop Inc.	15,944
14,183	Caleres Inc.	491,866
1,580	Camping World Holdings Inc., Class A Shares	31,758
13,007	CarMax Inc.*	913,872
1,761	CarParts.com Inc.*	2,078
3,693	Carvana Co., Class A Shares*	369,226
597	Cato Corp. (The), Class A Shares	3,582
419	Children’s Place Inc. (The)*	5,133
16,313	Designer Brands Inc., Class A Shares	163,946
1,732	Destination XL Group Inc.*	6,149
2,040	Dick’s Sporting Goods Inc.	464,386
362	Duluth Holdings Inc., Class B Shares*	1,430
4,959	EVgo Inc., Class A Shares*(a)	10,067
1,970	Five Below Inc.*	272,116
9,340	Floor & Decor Holdings Inc., Class A Shares*	1,091,472
2,922	Foot Locker Inc.	81,027
9,554	GameStop Corp., Class A Shares*(a)	221,080
7,028	Gap Inc. (The)	203,531
483	Genesco Inc.*	13,766
487	Group 1 Automotive Inc.	151,447
2,023	GrowGeneration Corp.*	5,118

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.1% - (continued)
Specialty Retail - 2.3% - (continued)
998	Guess? Inc.	$23,223
560	Haverty Furniture Cos., Inc.	15,910
399	Hibbett Inc.	34,545
264	J Jill Inc.	8,897
617	Lands’ End Inc.*	8,817
553	Lazydays Holdings Inc.*	1,969
5,938	Leslie’s Inc.*	33,965
977	Lithia Motors Inc., Class A Shares	247,318
680	MarineMax Inc.*	19,366
7,945	Monro Inc.	187,899
706	Murphy USA Inc.	309,758
2,727	National Vision Holdings Inc.*	41,150
14,374	ODP Corp. (The)*	562,886
338	OneWater Marine Inc., Class A Shares*	8,734
737	Penske Automotive Group Inc.	112,098
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	12,618
610	PetMed Express Inc.	2,599
71	Rent the Runway Inc., Class A Shares*	1,704
37,269	Revolve Group Inc., Class A Shares*(a)	711,093
558	RH*	151,737
4,000	Sally Beauty Holdings Inc.*	48,720
641	Shoe Carnival Inc.	24,198
1,564	Signet Jewelers Ltd.	171,242
531	Sleep Number Corp.*	8,029
527	Sonic Automotive Inc., Class A Shares	29,865
1,503	Sportsman’s Warehouse Holdings Inc.*	5,726
3,079	Stitch Fix Inc., Class A Shares*	7,605
3,143	ThredUp Inc., Class A Shares*	6,317
1,558	Tile Shop Holdings Inc.*	10,283
885	Tilly’s Inc., Class A Shares*	5,106
416	Torrid Holdings Inc.*	2,791
1,874	Upbound Group Inc.	61,505
2,267	Urban Outfitters Inc.*	94,557
4,649	Valvoline Inc.*	188,749
2,698	Victoria’s Secret & Co.*	61,487
3,198	Warby Parker Inc., Class A Shares*	56,637
3,030	Wayfair Inc., Class A Shares*	180,255
2,305	Williams-Sonoma Inc.	675,872
105	Winmark Corp.	37,370
661	Zumiez Inc.*	12,414

	Total Specialty Retail	10,650,345

Textiles, Apparel & Luxury Goods - 1.0%
4,134	Allbirds Inc., Class A Shares*	2,437
951	Birkenstock Holding PLC*(a)	54,207
4,069	Capri Holdings Ltd.*	140,584
6,363	Carter’s Inc.	435,229
1,198	Columbia Sportswear Co.	102,573
2,144	Crocs Inc.*	333,692
924	Deckers Outdoor Corp.*	1,010,782
4,676	Figs Inc., Class A Shares*	24,783
1,694	Fossil Group Inc.*	2,033
1,577	G-III Apparel Group Ltd.*	47,405
13,309	Hanesbrands Inc.*	68,142
2,005	Kontoor Brands Inc.	147,047
555	Movado Group Inc.	14,707
519	Oxford Industries Inc.	57,448
2,137	PVH Corp.	256,461
1,423	Ralph Lauren Corp., Class A Shares	265,930
279	Rocky Brands Inc.	10,878
4,806	Skechers USA Inc., Class A Shares*	343,245

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 9.1% - (continued)
Textiles, Apparel & Luxury Goods - 1.0% - (continued)
2,578	Steven Madden Ltd.	$114,592
8,270	Tapestry Inc.	359,662
6,905	Under Armour Inc., Class A Shares*	49,647
65,830	Under Armour Inc., Class C Shares*	458,177
12,586	V.F. Corp.	167,142
954	Vera Bradley Inc.*	7,785
20,108	Wolverine World Wide Inc.	273,871

	Total Textiles, Apparel & Luxury Goods	4,748,459

	TOTAL CONSUMER DISCRETIONARY	42,668,191

CONSUMER STAPLES - 3.8%
Beverages - 0.2%
347	Boston Beer Co., Inc. (The), Class A Shares*	108,844
5,185	Celsius Holdings Inc.*	414,696
171	Coca-Cola Consolidated Inc.(a)	167,758
1,699	Duckhorn Portfolio Inc. (The)*	13,711
530	MGP Ingredients Inc.	41,139
871	National Beverage Corp.*	40,240
5,538	Primo Water Corp.	124,937
1,431	Vita Coco Co., Inc. (The)*	41,656
1,279	Zevia PBC, Class A Shares*	1,089

	Total Beverages	954,070

Consumer Staples Distribution & Retail - 0.6%
15,215	Albertsons Cos., Inc., Class A Shares	314,038
1,190	Andersons Inc. (The)	62,285
4,800	BJ’s Wholesale Club Holdings Inc.*	422,736
1,348	Casey’s General Stores Inc.	447,239
1,302	Chefs’ Warehouse Inc. (The)*	51,325
3,325	Grocery Outlet Holding Corp.*	73,117
1,410	HF Foods Group Inc.*	4,977
551	Ingles Markets Inc., Class A Shares	40,300
834	Maplebear Inc.*	25,420
321	Natural Grocers by Vitamin Cottage Inc.	6,927
5,514	Performance Food Group Co.*	383,774
886	PriceSmart Inc.	74,557
1,338	SpartanNash Co.	26,292
3,642	Sprouts Farmers Market Inc.*	287,645
2,231	United Natural Foods Inc.*	26,794
8,182	US Foods Holding Corp.*	432,255
334	Village Super Market Inc., Class A Shares	10,154
639	Weis Markets Inc.	41,887

	Total Consumer Staples Distribution & Retail	2,731,722

Food Products - 1.2%
185	Alico Inc.	4,952
2,524	B&G Foods Inc.	24,079
7,743	Benson Hill Inc.*	1,444
2,282	Beyond Meat Inc.*	17,320
1,347	BRC Inc., Class A Shares*(a)	7,813
13,766	Calavo Growers Inc.	371,269
7,097	Cal-Maine Foods Inc.	437,672
5,684	Darling Ingredients Inc.*	229,634
2,569	Dole PLC	31,779
6,840	Flowers Foods Inc.	158,825
1,375	Fresh Del Monte Produce Inc.	32,120
1,557	Freshpet Inc.*	204,232
40,576	Hain Celestial Group Inc. (The)*	310,812
2,374	Ingredion Inc.	279,135
2,293	J&J Snack Foods Corp.	373,094
317	John B Sanfilippo & Son Inc.	31,963
696	Lancaster Colony Corp.	129,108
537	Limoneira Co.	10,751

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 3.8% - (continued)
Food Products - 1.2% - (continued)
9,208	McCormick & Co., Inc., Class VTG Shares	$665,002
28,697	Mission Produce Inc.*	340,059
1,470	Pilgrim’s Pride Corp.*	52,817
1,832	Post Holdings Inc.*	195,236
9	Seaboard Corp.	30,070
203	Seneca Foods Corp., Class A Shares*	12,001
3,173	Simply Good Foods Co. (The)*	122,129
3,519	SunOpta Inc.*	21,149
24,176	TreeHouse Foods Inc.*	877,831
35,004	Utz Brands Inc.	648,974
1,070	Vital Farms Inc.*	44,277
966	Westrock Coffee Co.*(a)	10,027

	Total Food Products	5,675,574

Household Products - 1.4%
362	Central Garden & Pet Co.*	15,729
1,778	Central Garden & Pet Co., Class A Shares*	66,408
15,699	Clorox Co. (The)	2,065,360
2,489	Energizer Holdings Inc.	71,235
126,067	Henkel AG & Co. KGaA, ADR	2,508,733
10,060	Kimberly-Clark Corp.	1,340,998
171	Oil-Dri Corp. of America	14,289
2,043	Reynolds Consumer Products Inc.	58,103
1,086	Spectrum Brands Holdings Inc.	97,458
481	WD-40 Co.	108,076

	Total Household Products	6,346,389

Personal Care Products - 0.4%
3,042	Beauty Health Co. (The)*	6,723
4,709	BellRing Brands Inc.*	273,922
13,444	Coty Inc., Class A Shares*	139,280
1,823	Edgewell Personal Care Co.	70,331
1,930	elf Beauty Inc.*	360,736
15,089	Herbalife Ltd.*	155,417
677	Inter Parfums Inc.	81,091
11,051	Kenvue Inc.	213,284
412	Medifast Inc.	10,605
462	Nature’s Sunshine Products Inc.*	7,078
8,648	Nu Skin Enterprises Inc., Class A Shares	115,451
12,810	Oddity Tech Ltd., Class A Shares*(a)	460,007
5,174	Olaplex Holdings Inc.*	9,210
416	USANA Health Sciences Inc.*	19,802
1,477	Waldencast PLC, Class A Shares*	6,292

	Total Personal Care Products	1,929,229

Tobacco - 0.0%@
660	Ispire Technology Inc.*	4,660
534	Turning Point Brands Inc.	17,520
938	Universal Corp.	44,986
5,075	Vector Group Ltd.	55,673

	Total Tobacco	122,839

	TOTAL CONSUMER STAPLES	17,759,823

ENERGY - 4.4%
Energy Equipment & Services - 1.6%
4,936	Archrock Inc.	99,905
776	Atlas Energy Solutions Inc., Class A Shares	18,795
8,246	Borr Drilling Ltd.*	56,815
676	Bristow Group Inc.*	24,275
2,290	Cactus Inc., Class A Shares	117,591
25,651	ChampionX Corp.	836,736
1,670	Core Laboratories Inc.	31,296
3,613	Diamond Offshore Drilling Inc.*	54,845
699	DMC Global Inc.*	9,080

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.4% - (continued)
Energy Equipment & Services - 1.6% - (continued)
12,596	Dril-Quip Inc.*	$243,607
3,333	Expro Group Holdings NV*	73,159
302	Forum Energy Technologies Inc.*	5,508
5,447	Helix Energy Solutions Group Inc.*	62,695
3,476	Helmerich & Payne Inc.	132,297
6,678	ION Geophysical Corp.*#(c)	–
679	KLX Energy Services Holdings Inc.*	3,470
578	Kodiak Gas Services Inc.	15,924
5,855	Liberty Energy Inc., Class A Shares	144,560
1,296	Mammoth Energy Services Inc.*	4,808
341	Nabors Industries Ltd.*	25,493
2,604	Newpark Resources Inc.*	22,082
4,029	Noble Corp. PLC	187,187
14,117	NOV Inc.	265,682
22,350	Oceaneering International Inc.*	529,248
2,009	Oil States International Inc.*	8,980
129,826	Patterson-UTI Energy Inc.	1,430,683
852	ProFrac Holding Corp., Class A Shares*	8,196
2,995	ProPetro Holding Corp.*	28,692
585	Ranger Energy Services Inc., Class A Shares	6,172
3,435	RPC Inc.	23,461
769	SEACOR Marine Holdings Inc.*	10,120
1,653	Seadrill Ltd.*	85,741
2,960	Select Water Solutions Inc., Class A Shares	32,353
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	12,293
60,684	TechnipFMC PLC	1,589,314
143,522	TETRA Technologies Inc.*	532,467
1,660	Tidewater Inc.*	171,528
2,766	US Silica Holdings Inc.*	42,845
2,096	Valaris Ltd.*	162,230
2,554	Weatherford International PLC*	307,348

	Total Energy Equipment & Services	7,417,481

Oil, Gas & Consumable Fuels - 2.8%
1,554	Amplify Energy Corp.*	9,790
12,091	Antero Midstream Corp.	177,133
10,201	Antero Resources Corp.*	363,462
13,216	APA Corp.	403,485
1,411	Ardmore Shipping Corp.	31,621
3,004	Berry Corp.	20,938
2,492	California Resources Corp.	117,996
370	Centrus Energy Corp., Class A Shares*	18,363
4,525	Chesapeake Energy Corp.(a)	411,458
1,525	Chord Energy Corp.	282,750
2,933	Civitas Resources Inc.	215,751
6,419	Clean Energy Fuels Corp.*	20,091
31,914	CNX Resources Corp.*	839,338
3,476	Comstock Resources Inc.	40,704
1,089	CONSOL Energy Inc.*	112,897
2,938	Crescent Energy Co., Class A Shares	37,019
1,137	CVR Energy Inc.	31,677
2,245	Delek US Holdings Inc.	57,158
23,334	Devon Energy Corp.	1,145,233
4,730	DHT Holdings Inc.	57,233
2,777	Diamondback Energy Inc.	553,345
1,219	Dorian LPG Ltd.	61,694
3,462	DT Midstream Inc.	232,231
558	Empire Petroleum Corp.*	4,040
6,357	Encore Energy Corp.*(a)	30,831
5,943	Energy Fuels Inc.*	41,601
13,023	EQT Corp.	535,115

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 4.4% - (continued)
Oil, Gas & Consumable Fuels - 2.8% - (continued)
15,622	Equitrans Midstream Corp.	$223,082
1,066	Evolution Petroleum Corp.	6,130
696	Excelerate Energy Inc., Class A Shares	12,396
1,152	FLEX LNG Ltd.	33,109
1,005	FutureFuel Corp.	4,301
8,472	Gevo Inc.*	5,792
3,634	Golar LNG Ltd.	95,538
892	Granite Ridge Resources Inc.	5,843
2,112	Green Plains Inc.*	36,263
408	Gulfport Energy Corp.*	66,018
818	Hallador Energy Co.*	7,337
5,866	HF Sinclair Corp.	323,979
223	HighPeak Energy Inc.	3,519
1,434	International Seaways Inc.	92,378
1,396	Kinetik Holdings Inc., Class A Shares	57,222
15,920	Kosmos Energy Ltd.*	97,112
6,275	Magnolia Oil & Gas Corp., Class A Shares	162,836
4,058	Matador Resources Co.	257,480
5,256	Murphy Oil Corp.	224,904
101	NACCO Industries Inc., Class A Shares	3,361
2,307	New Fortress Energy Inc., Class A Shares	58,482
2,982	NextDecade Corp.*	21,351
8,222	Nordic American Tankers Ltd.	34,039
41,118	Northern Oil & Gas Inc.	1,682,960
1,800	Overseas Shipholding Group Inc., Class A Shares	15,210
9,323	Ovintiv Inc.	481,719
1,945	Par Pacific Holdings Inc.*	52,787
3,961	PBF Energy Inc., Class A Shares	183,513
3,932	Peabody Energy Corp.	97,435
18,201	Permian Resources Corp., Class A Shares	298,314
22,326	Range Resources Corp.	824,053
618	REX American Resources Corp.*	30,894
281	Riley Exploration Permian Inc.	8,205
3,896	Ring Energy Inc.*	6,974
778	SandRidge Energy Inc.	10,861
1,702	Scorpio Tankers Inc.	139,683
4,375	SFL Corp., Ltd.	62,606
758	SilverBow Resources Inc.*	29,714
2,878	Sitio Royalties Corp., Class A Shares	67,432
4,160	SM Energy Co.	209,789
39,690	Southwestern Energy Co.*	298,866
4,735	Talos Energy Inc.*	56,867
1,886	Teekay Corp.*	18,464
822	Teekay Tankers Ltd., Class A Shares	59,866
18,515	Tellurian Inc.*	9,519
666	Texas Pacific Land Corp.	409,130
14,211	Uranium Energy Corp.*	101,467
3,553	VAALCO Energy Inc.	22,668
2,235	Vertex Energy Inc.*(a)	2,526
775	Vital Energy Inc.*	37,859
897	Vitesse Energy Inc.	22,891
3,524	W&T Offshore Inc.	7,859
2,141	World Kinect Corp.	56,394

	Total Oil, Gas & Consumable Fuels	12,991,951

	TOTAL ENERGY	20,409,432

FINANCIALS - 12.1%
Banks - 3.8%
662	1st Source Corp.	34,040
385	ACNB Corp.	12,154
570	Amalgamated Financial Corp.	14,410

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Banks - 3.8% - (continued)
1,072	Amerant Bancorp Inc., Class A Shares	$23,627
2,380	Ameris Bancorp	118,881
326	Ames National Corp.	6,683
478	Arrow Financial Corp.	12,003
5,436	Associated Banc-Corp.	116,439
3,147	Atlantic Union Bankshares Corp.	102,687
1,958	Axos Financial Inc.*	105,477
48,156	Banc of California Inc.	667,442
771	BancFirst Corp.	66,422
1,623	Bancorp Inc. (The)*	54,517
343	Bank First Corp.	28,003
1,399	Bank of Hawaii Corp.	80,778
722	Bank of Marin Bancorp	11,104
1,762	Bank of NT Butterfield & Son Ltd. (The)	60,031
3,924	Bank OZK	164,337
245	Bank7 Corp.	7,411
16,721	BankUnited Inc.	479,725
327	Bankwell Financial Group Inc.	8,090
4,647	Banner Corp.	217,619
692	Bar Harbor Bankshares	18,179
565	Baycom Corp.	11,402
599	BCB Bancorp Inc.	5,990
5,511	Berkshire Hills Bancorp Inc.	122,510
936	Blue Foundry Bancorp*	8,602
1,144	Blue Ridge Bankshares Inc.*	3,318
1,022	BOK Financial Corp.	92,614
835	Bridgewater Bancshares Inc.*	9,410
3,195	Brookline Bancorp Inc.	27,637
409	Burke & Herbert Financial Services Corp.	20,491
842	Business First Bancshares Inc.	18,061
632	Byline Bancorp Inc.	14,599
108	C&F Financial Corp.	4,746
5,119	Cadence Bank	146,147
308	Cambridge Bancorp	20,618
653	Camden National Corp.	21,170
572	Capital Bancorp Inc.	11,526
553	Capital City Bank Group Inc.	15,019
5,361	Capitol Federal Financial Inc.	27,716
965	Carter Bankshares Inc.*	12,304
2,466	Cathay General Bancorp	90,847
770	Central Pacific Financial Corp.	15,616
154	Chemung Financial Corp.	6,684
247	ChoiceOne Financial Services Inc.	6,096
635	Citizens & Northern Corp.	11,132
140	Citizens Financial Services Inc.	5,873
499	City Holding Co.	51,008
855	Civista Bancshares Inc.	12,252
817	CNB Financial Corp.	15,850
417	Coastal Financial Corp.*	18,490
299	Codorus Valley Bancorp Inc.	6,578
731	Colony Bankcorp Inc.	8,830
7,541	Columbia Banking System Inc.	145,390
1,021	Columbia Financial Inc.*	14,804
13,381	Comerica Inc.	685,642
4,371	Commerce Bancshares Inc.	243,202
1,556	Community Financial System Inc.	70,736
675	Community Trust Bancorp Inc.	28,424
375	Community West Bancshares	6,514
1,198	ConnectOne Bancorp Inc.	22,331
1,541	CrossFirst Bankshares Inc.*	20,172

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Banks - 3.8% - (continued)
2,160	Cullen/Frost Bankers Inc.	$219,413
1,091	Customers Bancorp Inc.*	49,422
5,019	CVB Financial Corp.	83,014
1,259	Dime Community Bancshares Inc.	23,254
919	Eagle Bancorp Inc.	16,570
5,132	East West Bancorp Inc.	380,743
5,871	Eastern Bankshares Inc.	80,433
361	Enterprise Bancorp Inc.	9,079
1,207	Enterprise Financial Services Corp.	46,699
448	Equity Bancshares Inc., Class A Shares	15,098
286	Esquire Financial Holdings Inc.	13,090
378	ESSA Bancorp Inc.	6,509
238	Evans Bancorp Inc.	6,297
603	Farmers & Merchants Bancorp Inc.	13,302
1,202	Farmers National Banc Corp.	14,688
1,194	FB Financial Corp.	44,178
134	Fidelity D&D Bancorp Inc.	6,195
794	Financial Institutions Inc.	13,982
7,440	First Bancorp	151,135
605	First Bancorp Inc. (The)	14,617
968	First Bancshares Inc. (The)	24,539
727	First Bank	8,848
2,165	First Busey Corp.	48,951
371	First Business Financial Services Inc.	12,618
392	First Citizens BancShares Inc., Class A Shares	665,785
3,858	First Commonwealth Financial Corp.	52,122
743	First Community Bancshares Inc.	25,812
334	First Community Corp.	5,591
3,019	First Financial Bancorp	67,324
4,636	First Financial Bankshares Inc.	138,987
501	First Financial Corp.	18,557
1,919	First Foundation Inc.	11,360
4,601	First Hawaiian Inc.	93,538
20,117	First Horizon Corp.	318,653
2,966	First Interstate BancSystem Inc., Class A Shares	78,718
2,086	First Merchants Corp.	68,942
716	First Mid Bancshares Inc.	22,726
1,106	First of Long Island Corp. (The)	11,060
320	First Western Financial Inc.*	5,402
479	Five Star Bancorp	10,979
1,288	Flushing Financial Corp.	16,383
13,470	FNB Corp.	185,482
197	FS Bancorp Inc.	6,460
5,822	Fulton Financial Corp.	98,042
686	FVCBankcorp Inc.*	7,546
932	German American Bancorp Inc.	29,498
3,991	Glacier Bancorp Inc.	149,184
423	Great Southern Bancorp Inc.	22,203
266	Greene County Bancorp Inc.	8,360
344	Guaranty Bancshares Inc.	10,031
3,184	Hancock Whitney Corp.	148,788
722	Hanmi Financial Corp.	11,379
1,166	HarborOne Bancorp Inc.	12,138
538	HBT Financial Inc.	10,491
1,435	Heartland Financial USA Inc.	63,083
2,685	Heritage Commerce Corp.	21,883
843	Heritage Financial Corp.	15,284
1,625	Hilltop Holdings Inc.	49,709
56	Hingham Institution For Savings The	9,570
353	Home Bancorp Inc.	12,768

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Banks - 3.8% - (continued)
6,846	Home BancShares Inc.	$161,018
494	HomeStreet Inc.	4,510
700	HomeTrust Bancshares Inc.	19,327
3,457	Hope Bancorp Inc.	36,402
1,961	Horizon Bancorp Inc.	23,963
35,012	Huntington Bancshares Inc.	487,367
6,877	Independent Bank Corp.	332,018
1,375	Independent Bank Group Inc.	63,305
1,954	International Bancshares Corp.	111,046
587	John Marshall Bancorp Inc.	10,120
2,369	Kearny Financial Corp.	13,432
924	Lakeland Financial Corp.	57,316
403	LCNB Corp.	5,682
1,277	Live Oak Bancshares Inc.	44,031
1,098	Macatawa Bank Corp.	15,438
260	MainStreet Bancshares Inc.	4,394
513	Mercantile Bank Corp.	19,653
734	Metrocity Bankshares Inc.	18,093
322	Metropolitan Bank Holding Corp.*	13,540
566	Mid Penn Bancorp Inc.	12,112
222	Middlefield Banc Corp.	4,684
1,022	Midland States Bancorp Inc.	23,220
706	MidWestOne Financial Group Inc.	15,115
284	MVB Financial Corp.	5,319
12,578	National Bank Holdings Corp., Class A Shares	458,720
191	National Bankshares Inc.	5,875
1,477	NBT Bancorp Inc.	54,915
25,427	New York Community Bancorp Inc.(a)	83,655
468	Nicolet Bankshares Inc.	37,688
287	Northeast Bank	15,954
418	Northeast Community Bancorp Inc.	7,131
1,560	Northfield Bancorp Inc.	13,822
200	Northrim BanCorp Inc.	11,682
3,810	Northwest Bancshares Inc.	41,719
194	Norwood Financial Corp.	4,910
236	Oak Valley Bancorp	5,622
2,438	OceanFirst Financial Corp.	36,692
1,444	OFG Bancorp	53,659
11,490	Old National Bancorp	196,364
1,613	Old Second Bancorp Inc.	23,324
183	Orange County Bancorp Inc.	8,972
920	Origin Bancorp Inc.	28,768
454	Orrstown Financial Services Inc.	11,854
11,421	Pacific Premier Bancorp Inc.	254,003
509	Park National Corp.	69,967
507	Parke Bancorp Inc.	8,229
914	Pathward Financial Inc.	48,725
540	PCB Bancorp	8,219
465	Peapack Gladstone Financial Corp.	10,090
220	Penns Woods Bancorp Inc.	4,371
1,212	Peoples Bancorp Inc.	35,330
386	Peoples Financial Services Corp.	15,050
2,733	Pinnacle Financial Partners Inc.	217,301
545	Pioneer Bancorp Inc.*	5,450
161	Plumas Bancorp	5,622
668	Ponce Financial Group Inc.*	6,252
2,592	Popular Inc.	230,714
386	Preferred Bank	28,842
1,513	Premier Financial Corp.	29,821
950	Primis Financial Corp.	9,966

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Banks - 3.8% - (continued)
209	Princeton Bancorp Inc.	$6,397
3,200	Prosperity Bancshares Inc.	199,360
4,359	Provident Financial Services Inc.	62,770
640	QCR Holdings Inc.	36,269
663	RBB Bancorp	12,179
182	Red River Bancshares Inc.	8,347
1,650	Renasant Corp.	49,698
341	Republic Bancorp Inc., Class A Shares	17,660
1,103	S&T Bancorp Inc.	35,197
1,519	Sandy Spring Bancorp Inc.	35,605
2,935	Seacoast Banking Corp. of Florida	69,471
1,891	ServisFirst Bancshares Inc.	116,864
1,226	Shore Bancshares Inc.	13,866
690	Sierra Bancorp	14,504
4,272	Simmons First National Corp., Class A Shares	74,247
655	SmartFinancial Inc.	15,157
410	South Plains Financial Inc.	11,131
313	Southern First Bancshares Inc.*	8,598
327	Southern Missouri Bancorp Inc.	13,770
275	Southern States Bancshares Inc.	7,296
906	Southside Bancshares Inc.	24,290
2,755	SouthState Corp.	212,989
1,786	Stellar Bancorp Inc.	40,346
1,036	Sterling Bancorp Inc.*	5,159
938	Stock Yards Bancorp Inc.	43,945
5,295	Synovus Financial Corp.	210,159
20,809	Texas Capital Bancshares Inc.*	1,254,367
2,041	TFS Financial Corp.	26,900
458	Third Coast Bancshares Inc.*	9,659
237	Timberland Bancorp Inc.	5,866
410	Tompkins Financial Corp.	19,233
10,469	Towne Bank	284,652
1,058	TriCo Bancshares	40,289
839	Triumph Financial Inc.*	62,338
651	TrustCo Bank Corp. NY	18,098
1,807	Trustmark Corp.	52,674
1,613	UMB Financial Corp.	132,976
4,876	United Bankshares Inc.	158,177
12,047	United Community Banks Inc.	309,126
385	Unity Bancorp Inc.	10,772
890	Univest Financial Corp.	19,402
346	USCB Financial Holdings Inc.	4,180
15,620	Valley National Bancorp	111,371
1,815	Veritex Holdings Inc.	37,026
198	Virginia National Bankshares Corp.	5,793
2,395	WaFd Inc.	67,084
784	Washington Trust Bancorp Inc.	20,580
6,267	Webster Financial Corp.	277,127
1,996	WesBanco Inc.	55,090
761	West BanCorp Inc.	13,181
757	Westamerica BanCorp	36,957
3,913	Western Alliance Bancorp	246,636
6,877	Wintrust Financial Corp.	678,141
5,404	WSFS Financial Corp.	238,100
5,296	Zions Bancorp NA	228,734

	Total Banks	17,637,108

Capital Markets - 2.3%
1,221	Affiliated Managers Group Inc.	198,535
764	AlTi Global Inc.*	3,644
2,179	Artisan Partners Asset Management Inc., Class A Shares	95,941

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Capital Markets - 2.3% - (continued)
771	Assetmark Financial Holdings Inc.*	$26,515
648	B. Riley Financial Inc.(a)	15,526
166	Bakkt Holdings Inc., Class A Shares*	2,922
12,772	BGC Group Inc., Class A Shares	110,733
1,257	Brightsphere Investment Group Inc.	27,868
7,674	Carlyle Group Inc. (The)	329,675
3,811	Cboe Global Markets Inc.	659,265
6,313	Cohen & Steers Inc.	443,741
116	Diamond Hill Investment Group Inc.	17,405
842	Donnelley Financial Solutions Inc.*	51,328
1,284	Evercore Inc., Class A Shares	260,575
1,386	FactSet Research Systems Inc.	560,304
3,523	Forge Global Holdings Inc.*	5,566
1,524	GCM Grosvenor Inc., Class A Shares	15,316
1,301	Hamilton Lane Inc., Class A Shares	163,263
1,838	Houlihan Lokey Inc., Class A Shares	248,773
13,121	Invesco Ltd.	206,131
4,894	Janus Henderson Group PLC	163,949
6,662	Jefferies Financial Group Inc.	309,916
3,965	Lazard Inc., Class A Shares	159,512
1,332	MarketAxess Holdings Inc.	264,975
1,956	MarketWise Inc.	2,543
2,335	Moelis & Co., Class A Shares	132,184
2,781	Moody’s Corp.	1,104,029
929	Morningstar Inc.	267,784
779	MSCI Inc., Class A Shares	385,745
5,489	Nasdaq Inc.	324,016
22,142	Northern Trust Corp.	1,865,242
3,688	Open Lending Corp.*	23,861
1,354	P10 Inc., Class A Shares	10,940
1,848	Patria Investments Ltd., Class A Shares	24,024
1,549	Perella Weinberg Partners, Class A Shares	23,917
618	Piper Sandler Cos	130,880
853	PJT Partners Inc., Class A Shares	90,990
22,846	Robinhood Markets Inc., Class A Shares*	477,481
3,633	SEI Investments Co.	245,990
575	Silvercrest Asset Management Group Inc., Class A Shares	8,786
17,640	SLR Investment Corp.	290,002
1,954	StepStone Group Inc., Class A Shares	83,905
3,586	Stifel Financial Corp.	290,287
1,038	StoneX Group Inc.*	77,923
2,608	TPG Inc., Class A Shares	109,327
1,027	Victory Capital Holdings Inc., Class A Shares	53,435
3,075	Virtu Financial Inc., Class A Shares	67,650
241	Virtus Investment Partners Inc.	55,090
4,940	WisdomTree Inc.	49,252
11,690	XP Inc., Class A Shares	221,993

	Total Capital Markets	10,758,654

Consumer Finance - 0.4%
9,839	Ally Financial Inc.	383,426
163	Atlanticus Holdings Corp.*	4,189
8,104	Bread Financial Holdings Inc.	338,423
201	Consumer Portfolio Services Inc.*	1,664
225	Credit Acceptance Corp.*	110,437
730	Encore Capital Group Inc.*	32,295
972	Enova International Inc.*	59,924
1,352	FirstCash Holdings Inc.	159,428
1,554	Green Dot Corp., Class A Shares*	15,400
3,916	LendingClub Corp.*	34,931
456	LendingTree Inc.*	19,604

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Consumer Finance - 0.4% - (continued)
2,925	Navient Corp.	$44,080
437	Nelnet Inc., Class A Shares	45,299
1,164	NerdWallet Inc., Class A Shares*	16,238
4,110	OneMain Holdings Inc., Class A Shares	201,883
1,477	PRA Group Inc.*	31,874
1,672	PROG Holdings Inc.	63,185
276	Regional Management Corp.	7,590
7,942	SLM Corp.	170,435
34,246	SoFi Technologies Inc.*(a)	236,297
2,622	Upstart Holdings Inc.*(a)	64,816
162	World Acceptance Corp.*	20,815

	Total Consumer Finance	2,062,233

Financial Services - 1.9%
1,324	Acacia Research Corp.*	7,388
8,121	Affirm Holdings Inc., Class A Shares*	237,702
766	Alerus Financial Corp.	14,814
652	A-Mark Precious Metals Inc.	24,737
5,277	AvidXchange Holdings Inc.*	55,883
1,063	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	31,901
11,676	Cannae Holdings Inc.*	212,270
2,077	Cantaloupe Inc.*	14,871
515	Cass Information Systems Inc.	21,805
2,206	Compass Diversified Holdings	50,208
1,107	Enact Holdings Inc.	33,996
12,304	Equitable Holdings Inc.	510,493
3,775	Essent Group Ltd.	214,042
5,039	Euronet Worldwide Inc.*	587,447
2,280	EVERTEC Inc.	79,732
316	Federal Agricultural Mortgage Corp., Class C Shares	55,196
3,963	Finance Of America Cos Inc., Class A Shares*	2,294
43,991	Flywire Corp.*	754,446
964	I3 Verticals Inc., Class A Shares*	18,779
1,060	International Money Express Inc.*	22,112
2,641	Jack Henry & Associates Inc.	434,920
2,757	Jackson Financial Inc., Class A Shares	209,559
76,740	Marqeta Inc., Class A Shares*	408,257
586	Merchants Bancorp	23,469
10,048	MGIC Investment Corp.	211,008
2,326	Mr Cooper Group Inc.*	193,988
2,271	NCR Atleos Corp.*	63,202
808	NewtekOne Inc.	11,110
2,847	NMI Holdings Inc., Class A Shares*	94,463
214	Ocwen Financial Corp.*	5,245
7,109	Pagseguro Digital Ltd., Class A Shares*	87,085
9,200	Payoneer Global Inc.*	55,108
1,252	Paysafe Ltd.*	22,761
957	Paysign Inc.*	4,335
917	PennyMac Financial Services Inc.	83,126
482	Priority Technology Holdings Inc.*	2,203
5,666	Radian Group Inc.	177,006
4,858	Remitly Global Inc.*	63,130
2,846	Repay Holdings Corp., Class A Shares*	27,720
753	Security National Financial Corp., Class A Shares*	6,054
17,327	Shift4 Payments Inc., Class A Shares*	1,165,760
10,412	StoneCo Ltd., Class A Shares*	144,102
13,246	Toast Inc., Class A Shares*	320,951
3,296	UWM Holdings Corp.	24,291
342	Velocity Financial Inc.*	6,327
8,221	Voya Financial Inc.	623,316
1,136	Walker & Dunlop Inc.	109,045

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Financial Services - 1.9% - (continued)
429	Waterstone Financial Inc.	$5,191
11,051	Western Union Co. (The)	141,453
5,602	WEX Inc.*	1,049,367

	Total Financial Services	8,723,668

Insurance - 3.2%
1,747	Ambac Financial Group Inc.*	30,957
725	American Coastal Insurance Corp.*	8,555
2,638	American Financial Group Inc.	342,703
749	AMERISAFE Inc.	32,829
1,992	Assurant Inc.	345,552
1,981	Assured Guaranty Ltd.	153,963
3,243	Axis Capital Holdings Ltd.	239,593
17,874	Baldwin Insurance Group Inc.(The), Class A Shares*	601,996
2,533	Brighthouse Financial Inc.*	112,744
4,730	CNO Financial Group Inc.	135,704
698	Crawford & Co., Class A Shares	6,338
558	Donegal Group Inc., Class A Shares	7,388
7,715	eHealth Inc.*	45,673
812	Employers Holdings Inc.	34,250
429	Enstar Group Ltd.*	134,337
1,566	Everest Group Ltd.	612,196
752	F&G Annuities & Life Inc.	30,388
2,371	Fidelis Insurance Holdings Ltd.	39,311
3,653	First American Financial Corp.	203,034
13,532	Genworth Financial Inc., Class A Shares*	85,116
7,538	Globe Life Inc.	623,845
324	GoHealth Inc., Class A Shares*	3,392
20,247	Goosehead Insurance Inc., Class A Shares*	1,305,932
1,274	Greenlight Capital Re Ltd., Class A Shares*	16,931
721	Hamilton Insurance Group Ltd., Class B Shares*	12,437
1,303	Hanover Insurance Group Inc. (The)	171,905
255	HCI Group Inc.	24,449
352	Hippo Holdings Inc.*	6,209
1,213	Horace Mann Educators Corp.	41,448
51	Investors Title Co.	9,389
1,019	James River Group Holdings Ltd.	7,958
10,085	Kemper Corp.	603,486
681	Kingsway Financial Services Inc.*	5,462
3,778	Kinsale Capital Group Inc.	1,449,316
1,963	Lemonade Inc.*	32,409
6,224	Lincoln National Corp.	205,330
3,230	Maiden Holdings Ltd.*	6,880
938	Markel Group Inc.*	1,539,811
1,651	MBIA Inc.*	9,328
956	Mercury General Corp.	53,373
83	National Western Life Group Inc., Class A Shares	40,712
380	NI Holdings Inc.*	5,875
9,562	Old Republic International Corp.	303,880
5,718	Oscar Health Inc., Class A Shares*	114,131
7,300	Palomar Holdings Inc.*	619,332
6,020	Primerica Inc.	1,359,858
1,532	ProAssurance Corp.*	22,015
7,827	Reinsurance Group of America Inc., Class A Shares	1,642,105
1,880	RenaissanceRe Holdings Ltd.	428,377
1,472	RLI Corp.	214,883
3,494	Ryan Specialty Holdings Inc., Class A Shares	194,022
412	Safety Insurance Group Inc.	31,868
2,198	Selective Insurance Group Inc.	214,547
6,025	Selectquote Inc.*	18,798
2,686	SiriusPoint Ltd.*	35,321

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Insurance - 3.2% - (continued)
1,071	Skyward Specialty Insurance Group Inc.*	$39,970
776	Stewart Information Services Corp.	49,129
773	Tiptree Inc.	13,512
1,453	Trupanion Inc.*(a)	43,401
896	United Fire Group Inc.	19,936
1,053	Universal Insurance Holdings Inc.	20,755
6,616	Unum Group	356,338
92	White Mountains Insurance Group Ltd.	166,244

	Total Insurance	15,286,926

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
773	AFC Gamma Inc.	9,083
25,136	AGNC Investment Corp.(a)	241,054
286	Angel Oak Mortgage REIT Inc.	3,567
18,175	Annaly Capital Management Inc.	358,048
4,624	Apollo Commercial Real Estate Finance Inc.	46,702
5,912	Arbor Realty Trust Inc.(a)	80,876
1,995	Ares Commercial Real Estate Corp.	13,885
1,853	ARMOUR Residential REIT Inc.	35,837
6,116	Blackstone Mortgage Trust Inc., Class A Shares(a)	106,663
3,728	BrightSpire Capital Inc., Class A Shares	22,554
806	Chicago Atlantic Real Estate Finance Inc.	12,654
2,963	Chimera Investment Corp.	35,260
3,564	Claros Mortgage Trust Inc.	28,120
2,026	Dynex Capital Inc.	24,819
2,959	Ellington Financial Inc.	35,863
3,014	Franklin BSP Realty Trust Inc.	38,398
1,891	Granite Point Mortgage Trust Inc.	5,957
18,375	Hannon Armstrong Sustainable Infrastructure Capital Inc.	611,704
1,747	Invesco Mortgage Capital Inc.	16,230
2,316	KKR Real Estate Finance Trust Inc.	21,909
4,146	Ladder Capital Corp., Class A Shares	46,352
3,899	MFA Financial Inc.	41,719
3,073	New York Mortgage Trust Inc.	18,284
510	Nexpoint Real Estate Finance Inc.	7,252
1,831	Orchid Island Capital Inc.(a)	15,564
2,906	PennyMac Mortgage Investment Trust	39,754
5,631	Ready Capital Corp.	46,737
4,454	Redwood Trust Inc.	28,238
17,747	Rithm Capital Corp.	198,944
10,760	Starwood Property Trust Inc.	209,174
2,163	TPG RE Finance Trust Inc.	18,559
3,936	Two Harbors Investment Corp.	50,578

	Total Mortgage Real Estate Investment Trusts (REITs)	2,470,338

	TOTAL FINANCIALS	56,938,927

HEALTH CARE - 14.5%
Biotechnology - 3.8%
1,894	2seventy bio Inc.*	8,012
1,467	4D Molecular Therapeutics Inc.*	35,164
44,300	89bio Inc.*	349,970
354	Aadi Bioscience Inc.*	637
4,243	ACADIA Pharmaceuticals Inc.*	64,069
2,953	ACELYRIN Inc.*	12,166
468	Acrivon Therapeutics Inc.*	3,613
874	Actinium Pharmaceuticals Inc.*	7,123
1,213	Adicet Bio Inc.*	1,759
7,302	ADMA Biologics Inc.*	69,734
870	Aduro Biotech Holdings Europe BV*(b)(c)	409
381	Aerovate Therapeutics Inc.*	6,648
640	Agenus Inc.*	10,042
2,066	Agios Pharmaceuticals Inc.*	75,078

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Biotechnology - 3.8% - (continued)
2,276	Akero Therapeutics Inc.*	$42,834
1,677	Aldeyra Therapeutics Inc.*	6,473
2,467	Alector Inc.*	12,138
29,481	Alkermes PLC*	689,855
2,261	Allakos Inc.*	2,826
2,646	Allogene Therapeutics Inc.*	6,615
1,036	Allovir Inc.*	782
2,143	Altimmune Inc.*	16,094
1,119	ALX Oncology Holdings Inc.*	11,895
10,207	Amicus Therapeutics Inc.*	100,029
711	AnaptysBio Inc.*	17,021
2,611	Anavex Life Sciences Corp.*	10,601
530	Anika Therapeutics Inc.*	13,594
2,987	Annexon Inc.*	14,427
3,641	Apellis Pharmaceuticals Inc.*	142,909
1,481	Apogee Therapeutics Inc.*	67,593
5,603	Arbutus Biopharma Corp.*	18,826
1,369	Arcellx Inc.*	71,188
772	Arcturus Therapeutics Holdings Inc.*	29,961
1,962	Arcus Biosciences Inc.*	29,567
2,589	Arcutis Biotherapeutics Inc.*	21,644
7,932	Ardelyx Inc.*	54,414
440	ArriVent Biopharma Inc.*(a)	8,540
4,122	Arrowhead Pharmaceuticals Inc.*	94,600
960	ARS Pharmaceuticals Inc.*	8,525
18,650	Ascendis Pharma AS, ADR*	2,519,615
1,743	Astria Therapeutics Inc.*	16,506
3,264	Atara Biotherapeutics Inc.*	1,831
944	Aura Biosciences Inc.*	6,938
4,312	Aurinia Pharmaceuticals Inc.*	23,371
2,130	Avid Bioservices Inc.*	17,232
2,549	Avidity Biosciences Inc.*	68,466
894	Avita Medical Inc.*	8,591
2,639	Beam Therapeutics Inc.*	62,861
23,310	Bicycle Therapeutics PLC, ADR*(a)	517,249
1,566	BioAtla Inc.*	2,365
7,114	BioCryst Pharmaceuticals Inc.*	45,956
2,445	Biohaven Ltd.*	85,819
719	Biomea Fusion Inc.*(a)	7,564
654	Bioxcel Therapeutics Inc.*	1,184
4,643	Bluebird Bio Inc.*	4,194
2,171	Blueprint Medicines Corp.*	229,171
4,149	Bridgebio Pharma Inc.*	116,213
1,296	Cabaletta Bio Inc.*	13,206
2,063	CareDx Inc.*	26,840
873	Cargo Therapeutics Inc.*	16,587
3,156	Caribou Biosciences Inc.*	9,089
877	Carisma Therapeutics Inc.*	1,166
165	Cartesian Therapeutics Inc.*	5,729
3,901	Catalyst Pharmaceuticals Inc.*	63,079
546	Celcuity Inc.*	8,627
2,199	Celldex Therapeutics Inc.*	73,227
1,003	Century Therapeutics Inc.*	2,979
2,556	Cerevel Therapeutics Holdings Inc.*	104,131
759	CG oncology Inc.*	24,728
2,730	Cogent Biosciences Inc.*	21,867
3,207	Coherus Biosciences Inc.*	5,837
3,100	Compass Therapeutics Inc.*	4,371
1,253	Contra Inhibrx Inc.*(b)(c)	811
2,357	Crinetics Pharmaceuticals Inc.*	104,674

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Biotechnology - 3.8% - (continued)
1,488	Cue Biopharma Inc.*	$2,425
871	Cullinan Therapeutics Inc.*	20,468
12,540	Cytokinetics Inc.*	608,315
2,325	Day One Biopharmaceuticals Inc.*	30,853
1,864	Deciphera Pharmaceuticals Inc.*	47,607
4,200	Denali Therapeutics Inc.*	77,952
1,220	Design Therapeutics Inc.*	4,941
399	Discount Medicine Inc., Class A Shares*	13,546
5,009	Dynavax Technologies Corp.*	60,058
2,069	Dyne Therapeutics Inc.*	65,960
486	Eagle Pharmaceuticals Inc.*	1,686
3,076	Editas Medicine Inc.*	15,995
2,144	Emergent BioSolutions Inc.*	12,221
712	Enanta Pharmaceuticals Inc.*	8,879
729	Entrada Therapeutics Inc.*	11,278
2,775	Erasca Inc.*	6,993
6,443	Exact Sciences Corp.*	292,834
11,037	Exelixis Inc.*	239,393
3,113	Fate Therapeutics Inc.*	11,456
629	Fennec Pharmaceuticals Inc.*	4,265
3,344	FibroGen Inc.*	4,013
784	Foghorn Therapeutics Inc.*	4,571
700	Genelux Corp.*	1,897
1,906	Generation Bio Co.*	6,061
17,899	Geron Corp.*	63,541
2,793	Gritstone bio Inc.*	2,161
4,627	Halozyme Therapeutics Inc.*	204,930
4,418	Heron Therapeutics Inc.*	16,347
892	HilleVax Inc.*	10,829
2,222	Humacyte Inc.*	16,621
2,342	Ideaya Biosciences Inc.*	85,600
297	IGM Biosciences Inc.*	2,474
650	Immuneering Corp., Class A Shares*	903
4,886	ImmunityBio Inc.*(a)	31,368
2,044	Immunovant Inc.*	51,897
313	Inhibrx Biosciences Inc.*	5,086
1,619	Inozyme Pharma Inc.*	7,804
4,897	Insmed Inc.*	269,580
3,118	Intellia Therapeutics Inc.*	66,663
5,114	Ionis Pharmaceuticals Inc.*	192,133
8,455	Iovance Biotherapeutics Inc.*	75,080
5,272	Ironwood Pharmaceuticals Inc., Class A Shares*	33,214
1,000	iTeos Therapeutics Inc.*	16,740
713	Janux Therapeutics Inc.*	38,145
1,371	KalVista Pharmaceuticals Inc.*	16,000
2,788	Karyopharm Therapeutics Inc.*	2,702
908	Keros Therapeutics Inc.*	42,558
1,957	Kezar Life Sciences Inc.*	1,358
1,073	Kiniksa Pharmaceuticals Ltd., Class A Shares*	20,398
1,361	Kodiak Sciences Inc.*	4,328
773	Krystal Biotech Inc.*	123,719
2,485	Kura Oncology Inc.*	51,216
1,428	Kymera Therapeutics Inc.*	45,853
968	Larimar Therapeutics Inc.*	7,744
342	LENZ Therapeutics Inc.	5,229
471	Lexeo Therapeutics Inc.*	7,833
2,519	Lexicon Pharmaceuticals Inc.*	4,282
4,062	Lineage Cell Therapeutics Inc.*	4,062
7,232	Lyell Immunopharma Inc.*	20,033
2,240	MacroGenics Inc.*	9,162

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Biotechnology - 3.8% - (continued)
525	Madrigal Pharmaceuticals Inc.*	$123,984
9,142	MannKind Corp.*	42,693
1,109	MeiraGTx Holdings PLC*	5,434
3,754	Mersana Therapeutics Inc.*	8,747
4,371	MiMedx Group Inc.*	31,253
465	Mineralys Therapeutics Inc.*	5,938
977	Mirum Pharmaceuticals Inc.*	23,477
1,250	Monte Rosa Therapeutics Inc.*	5,150
19,010	MoonLake Immunotherapeutics, Class A Shares*(a)	772,947
1,299	Morphic Holding Inc.*	39,451
25,866	Mural Oncology PLC*	86,910
3,082	Myriad Genetics Inc.*	70,146
3,924	Natera Inc.*	418,024
3,491	Neurocrine Biosciences Inc.*	472,716
1,043	Nkarta Inc.*	7,082
4,491	Novavax Inc.*(a)	67,500
1,837	Nurix Therapeutics Inc.*	28,933
990	Nuvalent Inc., Class A Shares*	64,964
334	Nuvectis Pharma Inc.*	2,261
891	Olema Pharmaceuticals Inc.*	8,625
819	Omega Therapeutics Inc.*	1,622
19	Oncternal Therapeutics Inc.*(b)	19
2,782	Organogenesis Holdings Inc., Class A Shares*	7,650
1,514	ORIC Pharmaceuticals Inc.*	13,611
347	Outlook Therapeutics Inc.*	2,453
2,010	Ovid therapeutics Inc.*	6,151
1,007	PDS Biotechnology Corp.*	3,001
569	PepGen Inc.*	9,292
1,268	PMV Pharmaceuticals Inc.*	2,308
2,515	Poseida Therapeutics Inc., Class A Shares*	7,520
3,526	Precigen Inc.*	4,936
1,377	Prime Medicine Inc.*	8,923
1,385	ProKidney Corp., Class A Shares*(a)	4,820
2,015	Protagonist Therapeutics Inc.*	56,722
2,660	Protalix BioTherapeutics Inc.*	3,006
1,420	Prothena Corp. PLC*	29,550
2,551	PTC Therapeutics Inc.*	92,754
1,002	Rallybio Corp.*	1,673
1,172	RAPT Therapeutics Inc.*	4,700
5,037	Recursion Pharmaceuticals Inc., Class A Shares*	41,706
1,451	REGENXBIO Inc.*	20,822
3,884	Relay Therapeutics Inc.*	24,896
848	Reneo Pharmaceuticals Inc.*	1,408
2,220	Replimune Group Inc.*	11,699
4,963	REVOLUTION Medicines Inc.*	190,232
1,992	Rhythm Pharmaceuticals Inc.*	71,075
5,956	Rigel Pharmaceuticals Inc.*	5,824
37,682	Rocket Pharmaceuticals Inc.*	803,380
13,123	Roivant Sciences Ltd.*	135,954
2,005	Sage Therapeutics Inc.*	22,276
497	Sagimet Biosciences Inc., Class A Shares*	2,649
3,358	Sana Biotechnology Inc.*	25,185
5,271	Sangamo Therapeutics Inc.*	2,975
3,227	Sarepta Therapeutics Inc.*	419,058
2,877	Savara Inc.*	11,767
1,870	Scholar Rock Holding Corp.*	17,559
3,866	Seres Therapeutics Inc.*	3,866
2,433	SpringWorks Therapeutics Inc.*	100,872
1,107	Stoke Therapeutics Inc.*	16,184
3,907	Summit Therapeutics Inc.*(a)	33,932

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Biotechnology - 3.8% - (continued)
1,890	Sutro Biopharma Inc.*	$7,985
2,758	Syndax Pharmaceuticals Inc.*	53,147
1,743	Tango Therapeutics Inc.*	12,062
1,223	Tenaya Therapeutics Inc.*	5,149
4,910	TG Therapeutics Inc.*	80,033
2,561	Travere Therapeutics Inc., Class Preferred Shares*	19,003
2,119	Twist Bioscience Corp.*	88,786
599	Tyra Biosciences Inc.*	9,716
2,798	Ultragenyx Pharmaceutical Inc.*	112,312
1,632	United Therapeutics Corp.*	449,012
1,060	UroGen Pharma Ltd.*	14,098
2,203	Vanda Pharmaceuticals Inc.*	11,257
20,865	Vaxcyte Inc.*	1,466,184
1,383	Vera Therapeutics Inc., Class A Shares*	52,540
2,741	Veracyte Inc.*	56,876
1,684	Vericel Corp.*	80,327
2,617	Verve Therapeutics Inc.*	13,582
570	Vigil Neuroscience Inc.*	1,813
11,585	Viking Therapeutics Inc.*	721,282
3,014	Vir Biotechnology Inc.*	30,954
1,641	Viridian Therapeutics Inc.*	19,610
1,219	Vor BioPharma Inc.*	1,646
1,127	Voyager Therapeutics Inc.*	9,467
4,096	X4 Pharmaceuticals Inc.*	4,137
2,183	Xencor Inc.*	51,868
12,010	Xenon Pharmaceuticals Inc.*	457,221
322	XOMA Corp.*	8,304
1,519	Y-mAbs Therapeutics Inc.*	18,380
2,160	Zentalis Pharmaceuticals Inc.*	25,661
470	Zura Bio Ltd., Class A Shares*	2,468
1,842	Zymeworks Inc.*	15,620

	Total Biotechnology	17,881,474

Health Care Equipment & Supplies - 4.0%
92,038	Accuray Inc.*	162,907
3,537	Alphatec Holdings Inc.*	34,344
1,224	AngioDynamics Inc.*	7,723
1,338	Artivion Inc.*	31,577
16,224	AtriCure Inc.*	365,689
48	Atrion Corp.	22,092
17,472	Avanos Medical Inc.*	347,868
1,826	AxoGen Inc.*	12,472
1,763	Axonics Inc.*	118,280
971	Beyond Air Inc.*	1,243
5,328	Butterfly Network Inc.*	5,301
6,314	Cerus Corp.*	11,302
869	ClearPoint Neuro Inc.*	4,719
1,080	CONMED Corp.	82,555
634	Cutera Inc.*	1,363
406	CVRx Inc.*	2,822
20,132	CytoSorbents Corp.*	18,121
97,830	DENTSPLY SIRONA Inc.	2,740,218
10,865	Edwards Lifesciences Corp.*	944,060
2,187	Embecta Corp.	27,053
1,844	Enovis Corp.*	92,698
66,332	Envista Holdings Corp.*	1,284,188
1,696	Glaukos Corp.*	191,173
4,261	Globus Medical Inc., Class A Shares*	285,956
24,097	Haemonetics Corp.*	2,026,076
3,617	Hologic Inc.*	266,862
744	ICU Medical Inc.*	79,117

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Health Care Equipment & Supplies - 4.0% - (continued)
1,900	Inari Medical Inc.*	$95,000
2,707	Inmode Ltd.*	51,785
990	Inogen Inc.*	8,217
4,190	Inspire Medical Systems Inc.*	665,330
1,190	Integer Holdings Corp.*	144,276
16,253	Integra LifeSciences Holdings Corp.*	502,218
2,284	Intuitive Surgical Inc.*	918,442
236	iRadimed Corp.	10,023
11,528	iRhythm Technologies Inc.*	1,016,885
1,545	KORU Medical Systems Inc.*	3,291
18,803	Lantheus Holdings Inc.*	1,538,649
679	LeMaitre Vascular Inc.	53,560
1,906	LivaNova PLC*	116,399
1,557	Masimo Corp.*	193,846
10,155	Merit Medical Systems Inc.*	824,078
7,693	Neogen Corp.*	101,163
1,335	Nevro Corp.*	12,482
3,989	Novocure Ltd.*	87,798
1,565	Omnicell Inc.*	51,003
59,442	OraSure Technologies Inc.*	281,161
1,175	Orthofix Medical Inc.*	16,133
567	OrthoPediatrics Corp.*	17,906
1,689	Outset Medical Inc.*	6,300
1,646	Paragon 28 Inc.*	12,658
1,304	Penumbra Inc.*	247,069
1,391	PROCEPT BioRobotics Corp.*	92,362
1,660	Pulmonx Corp.*	12,035
989	Pulse Biosciences Inc.*(a)	11,423
4,267	QuidelOrtho Corp.*	188,559
977	RxSight Inc.*	57,125
143	Sanara Medtech Inc.*	4,247
233	Semler Scientific Inc.*	6,834
1,549	SI-BONE Inc.*	21,763
981	Sight Sciences Inc.*	6,435
1,454	Silk Road Medical Inc.*	31,610
14,716	Solventum Corp.*	873,247
1,740	STAAR Surgical Co.*	72,262
496	Surmodics Inc.*	20,862
906	Tactile Systems Technology Inc.*	11,533
2,255	Tandem Diabetes Care Inc.*	115,524
548	Tela Bio Inc.*	3,030
991	Teleflex Inc.	207,188
1,093	TransMedics Group Inc.*	149,085
1,716	Treace Medical Concepts Inc.*	10,090
255	UFP Technologies Inc.*	66,392
120	Utah Medical Products Inc.	8,195
21,514	Varex Imaging Corp.*	332,391
2,847	Vicarious Surgical Inc., Class A Shares*	897
21,578	Zimvie Inc.*	359,274
811	Zynex Inc.*(a)	8,232

	Total Health Care Equipment & Supplies	18,814,046

Health Care Providers & Services - 2.7%
9,685	23andMe Holding Co., Class A Shares*	5,280
31,018	Acadia Healthcare Co., Inc.*	2,136,830
2,358	Accolade Inc.*	16,695
3,521	AdaptHealth Corp., Class A Shares*	33,379
584	Addus HomeCare Corp.*	67,049
10,288	agilon health Inc.*	64,814
782	AirSculpt Technologies Inc.*	3,214
3,586	Alignment Healthcare Inc.*	28,258

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Health Care Providers & Services - 2.7% - (continued)
1,116	Amedisys Inc.*	$101,723
1,345	AMN Healthcare Services Inc.*	75,239
1,632	Astrana Health Inc.*	67,614
1,522	Aveanna Healthcare Holdings Inc.*	3,972
2,055	BrightSpring Health Services Inc.*	23,119
6,584	Brookdale Senior Living Inc.*	44,179
93	CareMax Inc.*	272
919	Castle Biosciences Inc.*	21,376
1,522	Chemed Corp.	843,751
5,286	Community Health Systems Inc.*	20,933
306	CorVel Corp.*	73,394
1,387	Cross Country Healthcare Inc.*	20,971
1,954	DaVita Inc.*	287,472
2,822	DocGo Inc.*	8,268
9,029	Encompass Health Corp.	780,015
2,014	Enhabit Inc.*	18,509
1,938	Ensign Group Inc. (The)	234,963
726	Fulgent Genetics Inc.*	14,992
4,188	Guardant Health Inc.*(b)	113,495
8,616	HealthEquity Inc.*	703,755
20,655	Henry Schein Inc.*	1,432,218
4,666	Hims & Hers Health Inc.*	90,614
589	InfuSystem Holdings Inc.*	4,205
722	Innovage Holding Corp.*	3,206
633	Joint Corp. (The)*	9,501
3,803	LifeStance Health Group Inc.*	21,183
335	ModivCare Inc.*	9,152
2,467	Molina Healthcare Inc.*	776,069
1,596	Nano-X Imaging Ltd.*(a)	13,343
434	National HealthCare Corp.	45,895
496	National Research Corp.	13,928
4,416	NeoGenomics Inc.*	60,543
13,691	OPKO Health Inc.*(a)	18,757
53,274	Option Care Health Inc.*	1,588,631
2,753	Owens & Minor Inc.*	47,985
1,319	P3 Health Partners Inc.*	662
22,760	Patterson Cos., Inc.	559,668
10,879	Pediatrix Medical Group Inc.*	79,525
916	Pennant Group Inc. (The)*	21,563
14,413	PetIQ Inc., Class A Shares*	299,214
4,228	Premier Inc., Class A Shares	79,994
3,857	Privia Health Group Inc.*	66,996
2,786	Progyny Inc.*	75,083
1,827	Quest Diagnostics Inc.	259,379
1,232	Quipt Home Medical Corp.*	4,140
5,757	R1 RCM Inc.*	74,035
2,223	RadNet Inc.*	130,357
3,683	Select Medical Holdings Corp.	127,248
2,792	Surgery Partners Inc.*	77,059
3,648	Tenet Healthcare Corp.*	493,283
2,129	Universal Health Services Inc., Class B Shares	404,084
503	US Physical Therapy Inc.	51,593
1,122	Viemed Healthcare Inc.*	8,314

	Total Health Care Providers & Services	12,760,958

Health Care Technology - 0.4%
8,519	American Well Corp., Class A Shares*	3,637
4,147	Certara Inc.*	70,292
2,148	Definitive Healthcare Corp., Class A Shares*	11,427
4,028	Doximity Inc., Class A Shares*	111,696
3,970	Evolent Health Inc., Class A Shares*	84,124

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Health Care Technology - 0.4% - (continued)
2,001	Health Catalyst Inc.*	$13,267
873	HealthStream Inc.	23,824
15,564	Multiplan Corp.*	8,356
765	OptimizeRx Corp.*	9,226
1,853	Phreesia Inc.*	35,059
1,927	Schrodinger Inc.*	41,469
10,385	Sharecare Inc.*	8,456
547	Simulations Plus Inc.	26,387
5,848	Teladoc Health Inc.*	65,732
536	TruBridge Inc.*	5,044
7,984	Veeva Systems Inc., Class A Shares*	1,391,212

	Total Health Care Technology	1,909,208

Life Sciences Tools & Services - 2.4%
3,279	10X Genomics Inc., Class A Shares*	73,515
3,898	Adaptive Biotechnologies Corp.*	13,448
767	Akoya Biosciences Inc.*	1,649
1,965	Azenta Inc.*	99,252
1,206	BioLife Solutions Inc.*	25,905
1,788	Bio-Rad Laboratories Inc., Class A Shares*	512,906
26,959	Bio-Techne Corp.	2,080,965
3,625	Bruker Corp.	237,474
6,433	Charles River Laboratories International Inc.*	1,340,894
2,245	Codexis Inc.*	7,588
1,543	CryoPort Inc.*	15,862
4,155	Cytek Biosciences Inc.*	23,393
1,350	Harvard Bioscience Inc.*	4,279
8,799	Illumina Inc.*	917,560
3,971	Maravai LifeSciences Holdings Inc., Class A Shares*	34,429
3,229	MaxCyte Inc.*	14,466
841	Medpace Holdings Inc.*	324,912
188	Mesa Laboratories Inc.	17,992
411	Mettler-Toledo International Inc.*	577,081
1,289	Nautilus Biotechnology Inc., Class A Shares*	3,532
2,956	OmniAb Inc.*	12,829
234	OmniAb Inc., Class CR3 Shares (Cost - $0, acquired 11/3/22)*#(c)(d)	–
234	OmniAb Inc., Class CR4 Shares (Cost - $0, acquired 11/3/22)*#(c)(d)	–
8,129	Pacific Biosciences of California Inc.*	14,551
57,180	QIAGEN NV*	2,473,607
1,361	Quanterix Corp.*	21,735
4,548	Quantum-Si Inc.*	6,913
7,576	Repligen Corp.*	1,129,506
1,843	Seer Inc., Class A Shares*	3,317
4,363	Sotera Health Co.*	48,778
89,221	Standard BioTools Inc.*	221,268
607	Waters Corp.*	187,502
1,698	West Pharmaceutical Services Inc.	562,734

	Total Life Sciences Tools & Services	11,009,842

Pharmaceuticals - 1.2%
2,445	Aclaris Therapeutics Inc.*	2,518
63,780	Amneal Pharmaceuticals Inc.*	426,050
1,437	Amphastar Pharmaceuticals Inc.*	60,828
1,899	Amylyx Pharmaceuticals Inc.*	3,266
534	ANI Pharmaceuticals Inc.*	34,657
1,849	Arvinas Inc.*	61,276
3,800	Assertio Holdings Inc.*	3,780
3,220	Atea Pharmaceuticals Inc.*	11,817
1,265	Axsome Therapeutics Inc.*	92,889
813	Biote Corp., Class A Shares*	5,415
1,882	Cara Therapeutics Inc.*	1,222
1,467	Cassava Sciences Inc.*(a)	32,318

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.5% - (continued)
Pharmaceuticals - 1.2% - (continued)
13,088	Catalent Inc.*	$704,004
1,004	CinCor Pharma Inc.*(b)	3,193
4,809	Citius Pharmaceuticals Inc.*	3,354
1,236	Collegium Pharmaceutical Inc.*	40,961
2,877	Corcept Therapeutics Inc.*	86,799
1,546	CorMedix Inc.*	8,147
2,279	Edgewise Therapeutics Inc.*	39,039
17,596	Elanco Animal Health Inc.*	311,097
826	Enliven Therapeutics Inc.*(a)	18,643
1,358	Evolus Inc.*	17,559
1,456	EyePoint Pharmaceuticals Inc.*	15,594
1,175	Harmony Biosciences Holdings Inc.*	34,545
945	Harrow Inc.*	16,963
903	Ikena Oncology Inc.*	1,598
47,807	Innoviva Inc.*	754,873
10,712	Intra-Cellular Therapies Inc.*	720,275
2,187	Jazz Pharmaceuticals PLC*	230,182
612	Ligand Pharmaceuticals Inc.*	52,051
2,018	Liquidia Corp.*	25,972
689	Longboard Pharmaceuticals Inc.*	13,002
1,787	Marinus Pharmaceuticals Inc.*	2,538
667	Neumora Therapeutics Inc.*	6,603
6,179	Nuvation Bio Inc.*	19,155
4,519	Ocular Therapeutix Inc.*	25,758
2,109	Omeros Corp.*	7,086
4,731	Optinose Inc.*	5,110
9,233	Organon & Co.	196,940
1,718	Pacira BioSciences Inc.*	52,107
4,853	Perrigo Co. PLC	133,603
1,080	Phathom Pharmaceuticals Inc.*(a)	10,174
789	Phibro Animal Health Corp., Class A Shares	13,910
1,950	Pliant Therapeutics Inc.*	23,654
7,432	Prestige Consumer Healthcare Inc.*	477,952
3,024	Revance Therapeutics Inc.*	8,588
2,404	Scilex Holding Co.*(c)	2,596
1,052	scPharmaceuticals Inc.*	4,113
1,907	SIGA Technologies Inc.	14,264
13,706	Supernus Pharmaceuticals Inc.*	371,707
282	Taro Pharmaceutical Industries Ltd.*	12,075
981	Tarsus Pharmaceuticals Inc.*	32,334
1,513	Terns Pharmaceuticals Inc.*	9,093
2,181	Theravance Biopharma Inc.*	18,800
640	Third Harmonic Bio Inc.*	8,518
2,218	Trevi Therapeutics Inc.*	5,700
1,687	Ventyx Biosciences Inc.*	8,064
1,000	Verrica Pharmaceuticals Inc.*(a)	8,510
3,018	WaVe Life Sciences Ltd.*	18,651
4,439	Xeris Biopharma Holdings Inc.*	10,010
1,116	Zevra Therapeutics Inc.*	5,189

	Total Pharmaceuticals	5,346,689

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%@
1,045	AstraZeneca PLC*(b)(c)	324
2,089	Novartis AG*(b)(c)	919

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,243

	TOTAL HEALTH CARE	67,723,460

INDUSTRIALS - 20.5%
Aerospace & Defense - 1.9%
1,160	AAR Corp.*	82,348
964	Aerovironment Inc.*	194,873
1,142	AerSale Corp.*	8,645

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.5% - (continued)
Aerospace & Defense - 1.9% - (continued)
5,490	Archer Aviation Inc., Class A Shares*(a)	$17,952
1,028	Astronics Corp.*	21,136
2,541	Axon Enterprise Inc.*	715,723
3,298	BWX Technologies Inc.	303,845
628	Cadre Holdings Inc.	20,624
1,380	Curtiss-Wright Corp.	390,292
531	Ducommun Inc.*	30,894
611	Eve Holding Inc.*	3,012
11,343	HEICO Corp., Class A Shares	1,992,511
2,997	Hexcel Corp.	206,403
1,426	Huntington Ingalls Industries Inc.	360,921
5,044	Kratos Defense & Security Solutions Inc.*	109,657
2,522	Leonardo DRS Inc.*	59,393
608	Lockheed Martin Corp.	285,967
22,515	Mercury Systems Inc.*	696,839
1,030	Moog Inc., Class A Shares	174,513
183	National Presto Industries Inc.	13,630
972	Northrop Grumman Corp.	438,148
809	Park Aerospace Corp.	11,277
9,573	Rocket Lab USA Inc.*	41,834
4,138	Spirit AeroSystems Holdings Inc., Class A Shares*	125,464
4,234	Terran Orbital Corp.*	3,884
7,085	Textron Inc.	620,717
1,002	TransDigm Group Inc.	1,345,916
2,488	Triumph Group Inc.*	35,106
407	V2X Inc.*	19,581
12,470	Virgin Galactic Holdings Inc.*(a)	10,783
2,162	Woodward Inc.	403,213

	Total Aerospace & Defense	8,745,101

Air Freight & Logistics - 0.1%
1,731	Air Transport Services Group Inc.*	23,368
968	Forward Air Corp.	16,262
8,173	GXO Logistics Inc.*	410,530
2,213	Hub Group Inc., Class A Shares	95,491
1,467	Radiant Logistics Inc.*	7,834

	Total Air Freight & Logistics	553,485

Building Products - 2.2%
2,420	AAON Inc.	181,621
2,418	Advanced Drainage Systems Inc.	419,499
3,183	Allegion PLC	387,753
565	American Woodmark Corp.*	48,652
4,386	AO Smith Corp.	366,845
824	Apogee Enterprises Inc.	53,535
1,576	Armstrong World Industries Inc.	182,501
43,999	AZEK Co., Inc. (The), Class A Shares*	2,110,192
846	AZZ Inc.	70,962
4,391	Builders FirstSource Inc.*	706,029
3,349	Carlisle Cos., Inc.	1,400,853
547	CSW Industrials Inc.	139,080
4,577	Fortune Brands Innovations Inc.	320,665
1,072	Gibraltar Industries Inc.*	80,893
1,402	Griffon Corp.	94,691
4,671	Hayward Holdings Inc.*	67,683
762	Insteel Industries Inc.	25,047
2,906	Janus International Group Inc.*	40,335
3,154	JELD-WEN Holding Inc.*	48,919
1,157	Lennox International Inc.	581,508
4,570	Masterbrand Inc.*	76,365
3,216	Owens Corning	582,321
1,220	Quanex Building Products Corp.	40,211

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.5% - (continued)
Building Products - 2.2% - (continued)
65,111	Resideo Technologies Inc.*	$1,406,398
1,535	Simpson Manufacturing Co., Inc.	254,687
3,904	Trex Co., Inc.*	337,618
2,162	UFP Industries Inc.	258,316
5,257	Zurn Elkay Water Solutions Corp.	164,597

	Total Building Products	10,447,776

Commercial Services & Supplies - 2.4%
2,254	ABM Industries Inc.	106,547
3,556	ACCO Brands Corp.	18,100
4,530	ACV Auctions Inc., Class A Shares*	80,860
933	Aris Water Solutions Inc., Class A Shares	14,340
1,416	BrightView Holdings Inc.*	19,555
1,604	Brink’s Co. (The)	165,597
17,671	Casella Waste Systems Inc., Class A Shares*	1,777,526
1,052	CECO Environmental Corp.*	26,331
623	Cimpress PLC*	51,404
4,431	Clean Harbors Inc.*	959,710
3,921	CoreCivic Inc.*	62,932
1,668	Deluxe Corp.	37,914
2,333	Driven Brands Holdings Inc.*	26,806
1,039	Ennis Inc.	21,850
97,825	Enviri Corp.*	865,751
4,530	GEO Group Inc. (The)*	65,866
2,707	Healthcare Services Group Inc.*	29,181
1,644	HNI Corp.	77,350
2,175	Interface Inc., Class A Shares	35,039
1,055	LanzaTech Global Inc.*(a)	2,796
4,501	Li-Cycle Holdings Corp.*	2,317
937	Liquidity Services Inc.*	18,375
10,659	Matthews International Corp., Class A Shares	301,969
2,619	MillerKnoll Inc.	72,232
1,064	Montrose Environmental Group Inc.*	50,019
1,332	MSA Safety Inc.	239,760
157	NL Industries Inc.	1,154
48,857	OPENLANE Inc.*	842,783
2,219	Performant Financial Corp.*	6,812
4,876	Pitney Bowes Inc.	26,428
1,655	Quad/Graphics Inc.	7,812
3,580	Steelcase Inc., Class A Shares	48,903
22,622	Stericycle Inc.*	1,165,938
1,918	Tetra Tech Inc.	401,802
526	UniFirst Corp.	83,424
20,761	Veralto Corp.	2,046,619
4,096	Vestis Corp.	50,463
682	Viad Corp.*	23,836
481	VSE Corp.	39,375
7,514	Waste Connections Inc.	1,234,700

	Total Commercial Services & Supplies	11,110,176

Construction & Engineering - 2.1%
4,942	AECOM	431,634
1,214	Ameresco Inc., Class A Shares*	44,335
7,495	API Group Corp.*	267,122
11,210	Arcosa Inc.	985,471
520	Argan Inc.	36,728
363	Bowman Consulting Group Ltd.*	11,714
7,320	Comfort Systems USA Inc.	2,396,129
1,176	Concrete Pumping Holdings Inc.*	8,432
1,584	Construction Partners Inc., Class A Shares*	92,205
5,179	Dycom Industries Inc.*	932,013
1,681	EMCOR Group Inc.	653,337

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.5% - (continued)
Construction & Engineering - 2.1% - (continued)
5,113	Fluor Corp.*	$221,904
1,554	Granite Construction Inc.	96,799
2,542	Great Lakes Dredge & Dock Corp.*	23,259
303	IES Holdings Inc.*	46,192
3,869	INNOVATE Corp.*	2,362
339	Limbach Holdings Inc.*	19,350
2,241	MasTec Inc.*	251,552
7,436	MDU Resources Group Inc.	187,685
586	MYR Group Inc.*	90,865
394	Northwest Pipe Co.*	13,983
1,863	Primoris Services Corp.	102,018
1,072	Sterling Infrastructure Inc.*	131,717
1,364	Tutor Perini Corp.*	30,090
743	Valmont Industries Inc.	186,790
66,207	WillScot Mobile Mini Holdings Corp.*	2,610,542

	Total Construction & Engineering	9,874,228

Electrical Equipment - 1.8%
1,111	Acuity Brands Inc.	288,427
459	Allient Inc.	12,439
5,382	Array Technologies Inc.*	76,317
1,330	Atkore Inc.	202,359
103,937	Babcock & Wilcox Enterprises Inc.*	121,606
1,578	Blink Charging Co.*	4,908
32,443	Bloom Energy Corp., Class A Shares*(a)	529,470
11,798	ChargePoint Holdings Inc.*	19,821
538	Encore Wire Corp.	155,337
5,000	Energy Vault Holdings Inc.*	6,550
1,434	EnerSys	154,643
4,733	Enovix Corp.*(a)	50,264
3,733	Eos Energy Enterprises Inc.*	2,657
3,957	ESS Tech Inc.*	2,950
2,124	Fluence Energy Inc., Class A Shares*	53,376
1,932	FTC Solar Inc.*	1,001
14,079	FuelCell Energy Inc.*	12,643
2,157	Generac Holdings Inc.*	317,532
6,858	GrafTech International Ltd.*	11,316
1,943	Hubbell Inc., Class B Shares	755,613
12,935	Legrand SA, ADR	278,749
931	LSI Industries Inc.	14,784
22,047	NEXTracker Inc., Class A Shares*	1,216,333
1,761	NuScale Power Corp.*(a)	15,374
5,947	nVent Electric PLC	483,967
19,645	Plug Power Inc.*(a)	65,418
332	Powell Industries Inc.	59,713
90	Preformed Line Products Co.	12,091
2,386	Regal Rexnord Corp.	356,802
35,975	Sensata Technologies Holding PLC	1,486,487
4,042	SES AI Corp.*	5,052
5,914	Shoals Technologies Group Inc., Class A Shares*	46,543
2,117	SKYX Platforms Corp.*	1,926
5,478	Stem Inc.*(a)	7,286
3,093	SunPower Corp., Class A Shares*(a)	10,331
7,577	Sunrun Inc.*	109,563
1,189	Thermon Group Holdings Inc.*	40,141
1,329	TPI Composites Inc.*	7,283
12,403	Vertiv Holdings Co., Class A Shares	1,216,362
880	Vicor Corp.*	30,791

	Total Electrical Equipment	8,244,225

Ground Transportation - 1.4%
852	ArcBest Corp.	89,903

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.5% - (continued)
Ground Transportation - 1.4% - (continued)
671	Avis Budget Group Inc.	$76,313
318	Covenant Logistics Group Inc., Class A Shares	15,115
3,332	FTAI Infrastructure Inc.	28,489
1,639	Heartland Express Inc.	18,553
4,870	Hertz Global Holdings Inc.*	21,233
17,384	Knight-Swift Transportation Holdings Inc., Class A Shares	838,778
1,297	Landstar System Inc.	236,093
12,620	Lyft Inc., Class A Shares*	196,998
20,656	Marten Transport Ltd.	365,611
7,543	Old Dominion Freight Line Inc.	1,321,911
234	PAM Transportation Services Inc.*	3,889
4,092	RXO Inc.*	83,518
1,609	Ryder System Inc.	195,445
2,814	Saia Inc.*	1,152,277
1,853	Schneider National Inc., Class B Shares	41,655
274	U-Haul Holding Co.*	17,325
3,632	U-Haul Holding Co., Class B Shares	220,789
346	Universal Logistics Holdings Inc.	15,137
32,542	Werner Enterprises Inc.	1,222,603
4,116	XPO Inc.*	440,330

	Total Ground Transportation	6,601,965

Industrial Conglomerates - 0.6%
30,425	3M Co.	3,046,759
1,087	Brookfield Business Corp., Class A Shares	22,338

	Total Industrial Conglomerates	3,069,097

Machinery - 3.4%
2,030	374Water Inc.*	2,598
4,809	3D Systems Corp.*	16,928
2,270	AGCO Corp.	243,639
354	Alamo Group Inc.	67,256
5,873	Albany International Corp., Class A Shares	515,180
3,238	Allison Transmission Holdings Inc.	245,473
862	Astec Industries Inc.	28,006
11,195	Barnes Group Inc.	430,895
969	Blue Bird Corp.*	55,243
3,387	Chart Industries Inc.*	531,861
1,031	Columbus McKinnon Corp.	40,312
1,187	Commercial Vehicle Group Inc.*	6,422
1,737	Crane Co.	258,952
8,660	Desktop Metal Inc., Class A Shares*	4,882
4,378	Donaldson Co., Inc.	322,571
929	Douglas Dynamics Inc.	23,095
2,126	Energy Recovery Inc.*	28,701
2,001	Enerpac Tool Group Corp., Class A Shares	78,679
744	Enpro Inc.	114,025
2,043	Esab Corp.	210,061
894	ESCO Technologies Inc.	97,562
2,143	Federal Signal Corp.	197,199
8,253	Flowserve Corp.	410,174
1,613	Franklin Electric Co., Inc.	160,461
5,911	Gates Industrial Corp. PLC*	102,970
401	Gencor Industries Inc.*	7,767
903	Gorman-Rupp Co. (The)	31,190
10,572	Graco Inc.	853,689
1,079	Greenbrier Cos., Inc. (The)	59,615
6,560	Helios Technologies Inc.	328,525
2,460	Hillenbrand Inc.	114,365
7,121	Hillman Solutions Corp.*	65,442
4,856	Hyliion Holdings Corp.*	7,187
452	Hyster-Yale Materials Handling Inc.	32,811

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.5% - (continued)
Machinery - 3.4% - (continued)
2,914	IDEX Corp.	$607,977
14,025	ITT Inc.	1,863,642
1,117	John Bean Technologies Corp.	106,707
411	Kadant Inc.	117,550
2,615	Kennametal Inc.	67,336
12,948	Knorr-Bremse AG, ADR	248,602
3,983	Lincoln Electric Holdings Inc.	782,102
3,046	Lindsay Corp.	349,742
984	Luxfer Holdings PLC, ADR	12,123
1,152	Manitowoc Co., Inc. (The)*	14,319
56,129	Markforged Holding Corp.*	23,591
407	Mayville Engineering Co., Inc.*	6,520
9,246	Microvast Holdings Inc.*	3,457
1,899	Middleby Corp. (The)*	244,800
385	Miller Industries Inc.	23,408
4,036	Mueller Industries Inc.	237,761
63,314	Mueller Water Products Inc., Class A Shares	1,175,108
25,279	Nikola Corp.*(a)	12,940
2,074	Nordson Corp.	486,809
108	Omega Flex Inc.	6,395
2,373	Oshkosh Corp.	269,881
333	Park-Ohio Holdings Corp.	8,708
5,969	Pentair PLC	485,757
996	Proto Labs Inc.*	30,846
1,012	RBC Bearings Inc.*	298,823
1,070	REV Group Inc.	29,329
1,310	Shyft Group Inc. (The)	16,598
1,889	Snap-on Inc.	515,432
1,579	SPX Technologies Inc.*	220,144
405	Standex International Corp.	68,125
59,386	Stratasys Ltd.*	514,283
698	Tennant Co.	71,657
2,376	Terex Corp.	141,776
2,207	Timken Co. (The)	191,766
1,948	Titan International Inc.*	16,110
3,750	Toro Co. (The)	300,712
2,848	Trinity Industries Inc.	89,570
4,610	Twin Disc Inc.	65,324
2,325	Velo3D Inc.*	349
1,657	Wabash National Corp.	37,465
973	Watts Water Technologies Inc., Class A Shares	193,753
1,786	Westinghouse Air Brake Technologies Corp.	302,245

	Total Machinery	15,953,278

Marine Transportation - 0.1%
1,644	Costamare Inc.	26,321
1,622	Genco Shipping & Trading Ltd.	36,527
4,409	Golden Ocean Group Ltd.	63,446
1,059	Himalaya Shipping Ltd.*	10,092
2,129	Kirby Corp.*	264,358
1,241	Matson Inc.	159,096
1,037	Pangaea Logistics Solutions Ltd.	8,576
2,124	Safe Bulkers Inc.	12,043

	Total Marine Transportation	580,459

Passenger Airlines - 0.2%
4,460	Alaska Air Group Inc.*	187,409
518	Allegiant Travel Co.	27,558
23,411	American Airlines Group Inc.*	269,227
2,589	Blade Air Mobility Inc.*	7,793
1,205	Frontier Group Holdings Inc.*	6,591
2,057	Hawaiian Holdings Inc.*	28,099

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.5% - (continued)
Passenger Airlines - 0.2% - (continued)
12,249	JetBlue Airways Corp.*	$68,472
9,704	Joby Aviation Inc.*(a)	47,258
1,508	SkyWest Inc.*	112,602
7,500	Southwest Airlines Co.	201,300
3,877	Spirit Airlines Inc.(a)	14,151
1,332	Sun Country Airlines Holdings Inc.*	14,106

	Total Passenger Airlines	984,566

Professional Services - 2.7%
65,109	Alight Inc., Class A Shares*	504,595
7,131	ASGN Inc.*	669,672
986	Asure Software Inc.*	7,464
269	Barrett Business Services Inc.	35,599
3,852	BlackSky Technology Inc.*	4,199
4,654	Booz Allen Hamilton Holding Corp., Class A Shares	708,385
805	CACI International Inc., Class A Shares*	341,706
1,695	CBIZ Inc.*	128,515
16,530	Clarivate PLC*	94,221
1,572	Concentrix Corp.	96,411
201,844	Conduent Inc.*	706,454
256	CRA International Inc.	45,048
1,031	CSG Systems International Inc.	44,488
5,391	Dayforce Inc.*(a)	266,639
9,536	Dun & Bradstreet Holdings Inc.	91,450
5,721	ExlService Holdings Inc.*	170,829
1,790	Exponent Inc.	170,265
2,109	First Advantage Corp.	33,870
2,038	FiscalNote Holdings Inc.*	2,609
386	Forrester Research Inc.*	6,944
463	Franklin Covey Co.*	17,131
4,037	FTI Consulting Inc.*	867,148
6,333	Genpact Ltd.	209,369
791	Heidrick & Struggles International Inc.	27,115
213	HireQuest Inc.	2,775
569	HireRight Holdings Corp.*	8,137
6,873	Huron Consulting Group Inc.*	606,955
464	IBEX Holdings Ltd.*	7,262
659	ICF International Inc.	94,072
935	Innodata Inc.*	11,800
1,272	Insperity Inc.	120,484
2,417	Jacobs Solutions Inc.	336,785
40,783	KBR Inc.	2,677,812
1,238	Kelly Services Inc., Class A Shares	26,914
683	Kforce Inc.	42,216
1,824	Korn Ferry	120,274
4,642	Legalzoom.com Inc.*	40,757
1,745	ManpowerGroup Inc.	130,212
2,174	Maximus Inc.	187,181
777	Mistras Group Inc.*	6,643
511	NV5 Global Inc.*	48,024
1,484	Parsons Corp.*	113,007
2,471	Paycor HCM Inc.*	30,566
1,514	Paylocity Holding Corp.*	215,245
5,395	Planet Labs PBC*	10,035
1,137	Resources Connection Inc.	13,019
3,729	Robert Half Inc.	239,514
1,884	Science Applications International Corp.	253,681
186	Skillsoft Corp.*	1,797
1,252	Sterling Check Corp.*	19,256
1,150	TriNet Group Inc.	119,565
920	TrueBlue Inc.*	9,936

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.5% - (continued)
Professional Services - 2.7% - (continued)
988	TTEC Holdings Inc.	$6,205
4,713	Upwork Inc.*	49,816
1,702	Verisk Analytics Inc., Class A Shares	430,231
4,878	Verra Mobility Corp., Class A Shares*	129,950
374	Willdan Group Inc.*	12,147
35,881	WNS Holdings Ltd.*	1,801,585

	Total Professional Services	13,173,984

Trading Companies & Distributors - 1.6%
27,967	AerCap Holdings NV	2,592,821
3,703	Air Lease Corp., Class A Shares	176,411
713	Alta Equipment Group Inc.	6,018
1,379	Applied Industrial Technologies Inc.	266,147
2,261	Beacon Roofing Supply Inc.*	219,453
316	BlueLinx Holdings Inc.*	32,513
1,428	Boise Cascade Co.	196,050
6,317	Core & Main Inc., Class A Shares*	363,607
2,528	Custom Truck One Source Inc.*	12,059
434	Distribution Solutions Group Inc.*	14,487
3,738	DNOW Inc.*	54,537
477	DXP Enterprises Inc.*	23,697
261	EVI Industries Inc.	5,468
7,682	Fastenal Co.	506,858
3,579	FTAI Aviation Ltd.	301,781
1,252	GATX Corp.	172,726
459	Global Industrial Co.	15,886
1,438	GMS Inc.*	135,114
1,122	H&E Equipment Services Inc.	53,149
1,003	Herc Holdings Inc.	145,505
1,643	Hudson Technologies Inc.*	14,639
144	Karat Packaging Inc.	4,110
866	McGrath RentCorp	94,377
2,867	MRC Global Inc.*	38,102
1,657	MSC Industrial Direct Co., Inc., Class A Shares	142,336
2,226	Rush Enterprises Inc., Class A Shares	100,459
289	Rush Enterprises Inc., Class B Shares	12,216
5,821	SiteOne Landscape Supply Inc.*	901,207
751	Titan Machinery Inc.*	14,134
281	Transcat Inc.*	35,799
1,219	Watsco Inc.	578,903
1,599	WESCO International Inc.	287,005
135	Willis Lease Finance Corp.	8,793
1,261	Xometry Inc., Class A Shares*	19,344

	Total Trading Companies & Distributors	7,545,711

	TOTAL INDUSTRIALS	96,884,051

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.3%
2,885	ADTRAN Holdings Inc.	16,012
458	Aviat Networks Inc.*	14,157
2,005	Calix Inc.*	71,578
368	Cambium Networks Corp.*	1,181
41,756	Ciena Corp.*	2,011,386
426	Clearfield Inc.*	16,299
7,895	CommScope Holding Co., Inc.*	11,369
1,241	Comtech Telecommunications Corp.*	3,090
1,322	Digi International Inc.*	32,204
734	DZS Inc.*	1,079
4,439	Extreme Networks Inc.*	49,495
6,137	F5 Inc.*	1,036,969
4,005	Harmonic Inc.*	48,981
39,912	Infinera Corp.*	228,297

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.7% - (continued)
Communications Equipment - 1.3% - (continued)
11,522	Juniper Networks Inc.	$410,990
624	KVH Industries Inc.*	3,232
2,390	Lumentum Holdings Inc.*	103,965
997	NETGEAR Inc.*	13,769
2,308	NetScout Systems Inc.*	47,406
233,804	Ribbon Communications Inc.*	734,144
61,147	ViaSat Inc.*	1,032,773
50,639	Viavi Solutions Inc.*	380,805

	Total Communications Equipment	6,269,181

Electronic Equipment, Instruments & Components - 3.1%
742	908 Devices Inc.*	4,675
6,439	Advanced Energy Industries Inc.	691,742
794	Aeva Technologies Inc.*	2,565
1,778	Akoustis Technologies Inc.*	382
3,240	Arlo Technologies Inc.*	46,040
1,967	Arrow Electronics Inc.*	258,287
3,373	Avnet Inc.	184,166
1,047	Badger Meter Inc.	202,029
386	Bel Fuse Inc., Class B Shares	26,325
7,692	Belden Inc.	736,047
1,380	Benchmark Electronics Inc.	59,437
138	Climb Global Solutions Inc.	7,945
6,166	Cognex Corp.	280,676
22,272	Coherent Corp.*	1,270,840
1,703	Crane NXT Co.	107,664
1,040	CTS Corp.	55,068
1,404	Daktronics Inc.*	15,669
948	ePlus Inc.*	70,948
4,084	Evolv Technologies Holdings Inc.*	11,680
4,787	Fabrinet*	1,146,630
684	FARO Technologies Inc.*	12,811
66,469	Innoviz Technologies Ltd.*(a)	69,792
8,475	Insight Enterprises Inc.*	1,656,863
6,606	IPG Photonics Corp.*	572,938
1,379	Iteris Inc.*	6,247
13,842	Itron Inc.*	1,488,707
4,511	Jabil Inc.	536,358
906	Kimball Electronics Inc.*	20,766
24,977	Knowles Corp.*	437,597
3,888	Lightwave Logic Inc.*	11,975
1,481	Littelfuse Inc.	380,025
1,133	Luna Innovations Inc.*	3,784
1,435	Methode Electronics Inc.	16,904
5,919	MicroVision Inc.*(a)	6,984
7,060	Mirion Technologies Inc., Class A Shares*	76,672
1,131	Napco Security Technologies Inc.	56,154
17,557	nLight Inc.*	230,875
1,274	Novanta Inc.*	206,592
5,797	OSI Systems Inc.*	833,261
1,052	PAR Technology Corp.*	46,940
429	PC Connection Inc.	29,018
971	Plexus Corp.*	106,946
409	Richardson Electronics Ltd.	4,577
3,588	Rogers Corp.*	423,384
1,972	Sanmina Corp.*	135,161
977	ScanSource Inc.*	46,339
7,000	SmartRent Inc., Class A Shares*	16,520
2,487	TD SYNNEX Corp.	325,399
1,586	TE Connectivity Ltd.	237,424
1,932	Teledyne Technologies Inc.*	766,907

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.7% - (continued)
Electronic Equipment, Instruments & Components - 3.1% - (continued)
3,519	TTM Technologies Inc.*	$65,453
4,485	Vishay Intertechnology Inc.	105,981
436	Vishay Precision Group Inc.*	14,724
5,639	Vontier Corp.	225,447
2,174	Vuzix Corp.*(a)	2,913

	Total Electronic Equipment, Instruments & Components	14,357,253

IT Services - 1.3%
4,212	Amdocs Ltd.	332,748
2,207	Applied Digital Corp.*	9,336
2,871	BigBear.ai Holdings Inc.*(a)	4,307
2,700	BigCommerce Holdings Inc.*	22,248
1,407	Brightcove Inc.*	2,941
1,382	Couchbase Inc.*	31,330
2,139	DigitalOcean Holdings Inc.*	79,250
6,946	DXC Technology Co.*	108,010
10,080	Endava PLC, ADR*	271,555
4,444	Fastly Inc., Class A Shares*	34,841
1,398	Gartner Inc.*	586,699
1,489	Globant SA*	239,908
2,238	Grid Dynamics Holdings Inc.*	21,261
959	Hackett Group Inc. (The)	21,395
1,768	Information Services Group Inc.	5,640
79,145	Kyndryl Holdings Inc.*	2,106,048
1,203	Perficient Inc.*	89,203
1,997	Rackspace Technology Inc.*	3,914
1,960	Squarespace Inc., Class A Shares*	86,240
3,012	Thoughtworks Holding Inc.*	8,313
342	Tucows Inc., Class A Shares*	7,763
80,515	Unisys Corp.*	345,409
4,730	Wix.com Ltd.*	762,003

	Total IT Services	5,180,362

Semiconductors & Semiconductor Equipment - 3.3%
1,680	ACM Research Inc., Class A Shares*	36,288
940	Aehr Test Systems*	10,819
2,764	Allegro MicroSystems Inc.*	83,307
906	Alpha & Omega Semiconductor Ltd.*	26,555
1,437	Ambarella Inc.*	83,720
4,035	Amkor Technology Inc.	131,501
785	Atomera Inc.*	3,266
1,157	Axcelis Technologies Inc.*	130,151
12,082	CEVA Inc.*	240,673
1,932	Cirrus Logic Inc.*	221,600
1,728	Cohu Inc.*	55,711
19,957	Credo Technology Group Holding Ltd.*	520,279
1,585	Diodes Inc.*	117,496
5,401	Entegris Inc.	682,416
2,743	FormFactor Inc.*	150,097
7,304	Ichor Holdings Ltd.*	277,479
5,532	Impinj Inc.*	905,422
47,006	indie Semiconductor Inc., Class A Shares*	313,530
405	inTEST Corp.*	4,034
2,054	Kulicke & Soffa Industries Inc.	93,806
4,902	Lattice Semiconductor Corp.*	363,925
21,683	MACOM Technology Solutions Holdings Inc.*	2,193,019
916	Maxeon Solar Technologies Ltd.*	1,722
2,761	MaxLinear Inc., Class A Shares*	49,063
2,393	MKS Instruments Inc.	302,930
4,723	Navitas Semiconductor Corp., Class A Shares*	18,467
4,030	Nova Ltd.*	840,860
165	NVE Corp.	12,792

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.7% - (continued)
Semiconductors & Semiconductor Equipment - 3.3% - (continued)
1,753	Onto Innovation Inc.*	$379,875
1,170	PDF Solutions Inc.*	40,973
2,230	Photronics Inc.*	60,991
1,962	Power Integrations Inc.	149,132
3,529	Qorvo Inc.*	347,218
31,531	Rambus Inc.*	1,742,403
23,009	Semtech Corp.*	894,820
1,125	Silicon Laboratories Inc.*	141,941
614	SiTime Corp.*	74,798
528	SkyWater Technology Inc.*	3,992
1,747	SMART Global Holdings Inc.*	35,953
1,393	Synaptics Inc.*	130,538
1,545	Transphorm Inc.*	7,385
1,561	Ultra Clean Holdings Inc.*	72,399
5,599	Universal Display Corp.	983,744
55,068	Veeco Instruments Inc.*	2,238,514
17,852	Wolfspeed Inc.*	458,796

	Total Semiconductors & Semiconductor Equipment	15,634,400

Software - 6.0%
4,737	8x8 Inc.*	12,932
2,712	A10 Networks Inc.	41,087
16,885	ACI Worldwide Inc.*	608,029
51,432	Adeia Inc.	608,441
698	Agilysys Inc.*	66,638
1,712	Alarm.com Holdings Inc.*	111,982
1,579	Alkami Technology Inc.*	43,312
1,961	Altair Engineering Inc., Class A Shares*	171,254
965	American Software Inc., Class A Shares	9,901
2,380	Amplitude Inc., Class A Shares*	21,230
2,752	ANSYS Inc.*	873,622
4,751	Appfolio Inc., Class A Shares*	1,084,748
1,532	Appian Corp., Class A Shares*	43,494
7,259	AppLovin Corp., Class A Shares*	591,463
2,903	Asana Inc., Class A Shares*	37,884
2,279	Aspen Technology Inc.*	480,071
2,638	Atlassian Corp., Class A Shares*	413,797
12,556	Aurora Innovation Inc., Class A Shares*	30,009
5,466	AvePoint Inc.*	49,303
7,021	Bentley Systems Inc., Class B Shares	352,735
3,697	BILL Holdings Inc.*	192,429
2,234	Bit Digital Inc.*	5,540
1,553	Blackbaud Inc.*	121,041
2,017	BlackLine Inc.*	96,251
32,566	Box Inc., Class A Shares*	887,424
1,893	Braze Inc., Class A Shares*	71,271
2,932	C3.ai Inc., Class A Shares*(a)	86,699
83,699	CCC Intelligent Solutions Holdings Inc.*	935,755
1,428	Cerence Inc.*	4,912
6,892	Cleanspark Inc.*	110,754
3,000	Clear Secure Inc., Class A Shares	50,670
79,681	Cognyte Software Ltd.*	605,576
1,586	CommVault Systems Inc.*	170,630
6,908	Confluent Inc., Class A Shares*	179,401
750	Consensus Cloud Solutions Inc.*	14,153
231	CoreCard Corp.*	3,225
452	Crowdstrike Holdings Inc., Class A Shares*	141,779
934	CS Disco Inc.*	5,464
621	Digimarc Corp.*	16,668
3,618	Digital Turbine Inc.*	6,838
2,125	Dolby Laboratories Inc., Class A Shares	172,146

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.7% - (continued)
Software - 6.0% - (continued)
1,305	Domo Inc., Class B Shares*	$8,691
5,076	DoubleVerify Holdings Inc.*	92,383
9,224	Dropbox Inc., Class A Shares*	207,817
23,047	Dynatrace Inc.*	1,053,939
5,732	E2open Parent Holdings Inc.*	26,711
816	eGain Corp.*	5,035
2,898	Elastic NV*	301,537
1,216	Enfusion Inc., Class A Shares*	11,443
11,229	Envestnet Inc.*	735,612
1,579	Everbridge Inc.*	54,886
685	EverCommerce Inc.*	6,569
1,861	Expensify Inc., Class A Shares*	2,810
2,598	Five9 Inc.*	121,483
5,763	Freshworks Inc., Class A Shares*	74,227
20,088	Gen Digital Inc.	498,785
18,828	Gitlab Inc., Class A Shares*	888,493
14,357	Guidewire Software Inc.*	1,635,549
3,620	HashiCorp Inc., Class A Shares*	121,560
1,601	Informatica Inc., Class A Shares*	46,189
836	Instructure Holdings Inc.*	18,517
1,442	Intapp Inc.*	51,768
910	InterDigital Inc.	103,622
2,598	Jamf Holding Corp.*	41,360
3,036	Kaltura Inc.*	3,188
45,550	Lightspeed Commerce Inc.*	662,297
2,814	LivePerson Inc.*	1,932
2,258	LiveRamp Holdings Inc.*	70,653
2,222	Manhattan Associates Inc.*	487,818
8,003	Marathon Digital Holdings Inc.*	156,219
9,476	Matterport Inc.*	41,694
971	MeridianLink Inc.*	18,032
872	MicroStrategy Inc., Class A Shares*	1,329,355
1,693	Mitek Systems Inc.*	21,247
1,391	Model N Inc.*	41,577
2,392	N-able Inc.*	31,933
2,641	nCino Inc.*	80,630
15,637	NCR Voyix Corp.*	206,096
2,530	NextNav Inc.*	19,974
8,793	Nutanix Inc., Class A Shares*	486,385
3,960	Olo Inc., Class A Shares*	18,137
1,099	ON24 Inc.*	6,528
26,085	OneSpan Inc.*	343,539
3,134	PagerDuty Inc.*	59,452
1,474	Pegasystems Inc.	84,696
14,203	PowerSchool Holdings Inc., Class A Shares*	304,512
2,879	Procore Technologies Inc.*	193,267
1,553	Progress Software Corp.	78,659
1,550	PROS Holdings Inc.*	45,694
4,171	PTC Inc.*	735,097
2,032	Q2 Holdings Inc.*	123,586
1,329	Qualys Inc.*	186,884
15,923	Radware Ltd.*	323,078
2,158	Rapid7 Inc.*	77,990
472	Red Violet Inc.*	9,898
1,777	Rimini Street Inc.*	4,567
2,987	RingCentral Inc., Class A Shares*	102,155
7,016	Riot Platforms Inc.*	68,336
26,330	Samsara Inc., Class A Shares*	893,377
1,094	Sapiens International Corp. NV	36,671
1,053	SEMrush Holdings Inc., Class A Shares*	16,069

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.7% - (continued)
Software - 6.0% - (continued)
8,646	SentinelOne Inc., Class A Shares*	$145,512
27,365	Smartsheet Inc., Class A Shares*	1,012,505
2,185	SolarWinds Corp.	25,302
4,933	SoundHound AI Inc., Class A Shares*(a)	24,912
355	SoundThinking Inc.*	5,705
3,830	Sprinklr Inc., Class A Shares*	42,934
1,718	Sprout Social Inc., Class A Shares*	56,093
1,309	SPS Commerce Inc.*	246,210
19,385	Tenable Holdings Inc.*	817,853
3,497	Teradata Corp.*	114,037
5,250	Terawulf Inc.*	11,445
787	Tyler Technologies Inc.*	378,043
13,721	UiPath Inc., Class A Shares*	168,220
10,617	Varonis Systems Inc., Class B Shares*	456,106
21,707	Verint Systems Inc.*	643,830
1,052	Veritone Inc.*	3,103
490	Viant Technology Inc., Class A Shares*	4,660
1,125	Weave Communications Inc.*	9,731
6,546	Workiva Inc., Class A Shares*	503,846
40,152	Xperi Inc.*	353,739
4,069	Yext Inc.*	20,548
4,951	Zeta Global Holdings Corp., Class A Shares*	80,850
4,703	Zuora Inc., Class A Shares*	47,735

	Total Software	28,183,685

Technology Hardware, Storage & Peripherals - 0.7%
855	CompoSecure Inc., Class A Shares	5,425
1,437	Corsair Gaming Inc.*	16,655
236	CPI Card Group Inc.*	6,181
1,829	Eastman Kodak Co.*	9,767
1,544	Immersion Corp.	15,425
1,553	Intevac Inc.*	5,948
5,679	IonQ Inc.*	46,284
10,419	Pure Storage Inc., Class A Shares*	628,161
306,548	Quantum Corp.*(c)	141,012
3,248	Super Micro Computer Inc.*	2,548,088
602	Turtle Beach Corp.*	9,981
4,412	Xerox Holdings Corp.	62,033

	Total Technology Hardware, Storage & Peripherals	3,494,960

	TOTAL INFORMATION TECHNOLOGY	73,119,841

MATERIALS - 5.1%
Chemicals - 1.9%
900	AdvanSix Inc.	21,330
1,123	Albemarle Corp.	137,669
1,145	American Vanguard Corp.	9,950
36,421	Arcadium Lithium PLC*	161,345
1,791	Ashland Inc.	179,405
2,013	Aspen Aerogels Inc.*	60,229
28,250	Avient Corp.	1,262,210
41,217	Axalta Coating Systems Ltd.*	1,466,913
1,129	Balchem Corp.	173,414
1,950	Cabot Corp.	199,485
5,364	Chemours Co. (The)	133,135
310	Core Molding Technologies Inc.*	5,964
3,418	Danimer Scientific Inc.*	2,665
8,587	Ecolab Inc.	1,993,901
3,245	Ecovyst Inc.*	30,179
8,008	Element Solutions Inc.	192,432
59,332	Ginkgo Bioworks Holdings Inc.*(a)	31,357
683	Hawkins Inc.	59,640
1,912	HB Fuller Co.	152,253

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.1% - (continued)
Chemicals - 1.9% - (continued)
6,007	Huntsman Corp.	$148,974
1,334	Ingevity Corp.*	65,166
860	Innospec Inc.	112,488
517	Intrepid Potash Inc.*	13,871
688	Koppers Holdings Inc.	30,499
772	Kronos Worldwide Inc.	10,970
1,941	LSB Industries Inc.*	19,041
1,886	Mativ Holdings Inc.	33,891
1,131	Minerals Technologies Inc.	98,114
231	NewMarket Corp.	123,601
4,349	Olin Corp.	233,802
3,607	Origin Materials Inc.*	4,184
2,044	Orion SA	50,834
5,876	Perimeter Solutions SA*	44,658
4,506	PureCycle Technologies Inc.*(a)	23,386
487	Quaker Chemical Corp.	88,318
2,153	Rayonier Advanced Materials Inc.*	12,164
4,614	RPM International Inc.	517,229
1,503	Scotts Miracle-Gro Co. (The)	104,744
1,479	Sensient Technologies Corp.	114,874
731	Stepan Co.	63,721
1,323	Trinseo PLC	5,067
26,646	Tronox Holdings PLC	527,857
115	Valhi Inc.	2,237

	Total Chemicals	8,723,166

Construction Materials - 0.6%
1,230	Eagle Materials Inc.	285,840
2,022	Knife River Corp.*	142,975
14,731	Summit Materials Inc., Class A Shares*	569,206
78	United States Lime & Minerals Inc.	26,734
7,219	Vulcan Materials Co.	1,846,404

	Total Construction Materials	2,871,159

Containers & Packaging - 1.4%
8,948	AptarGroup Inc.	1,321,530
765	Ardagh Group SA, Class A Shares*(b)(c)	4,862
4,616	Ardagh Metal Packaging SA	18,233
9,826	Avery Dennison Corp.	2,236,299
4,180	Berry Global Group Inc.	250,298
3,827	Crown Holdings Inc.	322,195
11,046	Graphic Packaging Holding Co.	312,823
833	Greif Inc., Class A Shares	54,095
197	Greif Inc., Class B Shares	12,854
1,358	Myers Industries Inc.	21,456
5,453	O-I Glass Inc.*	69,199
3,220	Packaging Corp. of America	590,838
1,500	Pactiv Evergreen Inc.	18,540
1,487	Ranpak Holdings Corp., Class A Shares*	9,279
5,106	Sealed Air Corp.	198,470
6,749	Silgan Holdings Inc.	318,890
3,542	Sonoco Products Co.	217,373
1,594	TriMas Corp.	42,432
9,179	WestRock Co.	492,362

	Total Containers & Packaging	6,512,028

Metals & Mining - 1.1%
1,518	5E Advanced Materials Inc.*	2,186
31,916	Alamos Gold Inc., Class A Shares	533,316
6,374	Alcoa Corp.	282,177
413	Alpha Metallurgical Resources Inc.	130,264
641	Arch Resources Inc.	111,489
4,581	ATI Inc.*	280,999

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.1% - (continued)
Metals & Mining - 1.1% - (continued)
445	Caledonia Mining Corp. PLC	$4,650
1,731	Carpenter Technology Corp.	191,916
2,063	Century Aluminum Co.*	37,815
79,098	Cleveland-Cliffs Inc.*	1,366,813
13,155	Coeur Mining Inc.*	75,641
4,183	Commercial Metals Co.	235,587
1,279	Compass Minerals International Inc.	16,576
4,552	Constellium SE, Class A Shares*	98,642
280	Contango ORE Inc.*	6,698
2,810	Dakota Gold Corp.*	8,289
429	Haynes International Inc.	25,234
21,608	Hecla Mining Co.	127,271
6,041	i-80 Gold Corp.*	6,585
2,174	Ivanhoe Electric Inc.*	24,718
602	Kaiser Aluminum Corp.	58,876
721	Materion Corp.	82,468
1,617	Metallus Inc.*	38,824
3,923	MP Materials Corp.*	63,631
8,864	Novagold Resources Inc.*	34,835
372	Olympic Steel Inc.	19,396
1,578	Perpetua Resources Corp.*	10,794
611	Piedmont Lithium Inc.*	7,980
932	Radius Recycling Inc.	15,947
945	Ramaco Resources Inc., Class A Shares	13,372
189	Ramaco Resources Inc., Class B Shares	2,058
2,068	Reliance Inc.	622,013
2,336	Royal Gold Inc.	299,452
1,021	Ryerson Holding Corp.	24,249
7,730	SSR Mining Inc.	41,278
2,890	SunCoke Energy Inc.	30,489
1,116	Tredegar Corp.	6,082
7,988	United States Steel Corp.	306,340
1,810	Warrior Met Coal Inc.	123,858
1,114	Worthington Steel Inc.	36,751

	Total Metals & Mining	5,405,559

Paper & Forest Products - 0.1%
630	Clearwater Paper Corp.*	33,478
1,591	Glatfelter Corp.*	2,578
2,302	Louisiana-Pacific Corp.	211,047
1,860	Resolute Forest Products Inc.*(b)	2,902
1,350	Sylvamo Corp.	96,282

	Total Paper & Forest Products	346,287

	TOTAL MATERIALS	23,858,199

REAL ESTATE - 4.0%
Diversified REITs - 0.1%
2,672	Alexander & Baldwin Inc.	44,890
375	Alpine Income Property Trust Inc.	5,880
1,805	American Assets Trust Inc.	39,259
2,298	Armada Hoffler Properties Inc.	26,059
6,549	Broadstone Net Lease Inc., Class A Shares	100,527
723	CTO Realty Growth Inc.	12,841
4,472	Empire State Realty Trust Inc., Class A Shares	42,618
5,698	Essential Properties Realty Trust Inc.	152,592
1,504	Gladstone Commercial Corp.	21,643
7,142	Global Net Lease Inc.	53,422
982	NexPoint Diversified Real Estate Trust	5,411
539	One Liberty Properties Inc.	12,650

	Total Diversified REITs	517,792

Health Care REITs - 0.3%
4,266	CareTrust REIT Inc.	109,082

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 4.0% - (continued)
Health Care REITs - 0.3% - (continued)
927	Community Healthcare Trust Inc.	$21,747
8,279	Diversified Healthcare Trust	20,118
2,614	Global Medical REIT Inc.	24,284
30,162	Healthcare Realty Trust Inc., Class A Shares	489,529
13,416	Healthpeak Properties Inc.	266,978
1,529	LTC Properties Inc.	52,598
21,319	Medical Properties Trust Inc.(a)	114,270
1,481	National Health Investors Inc.	97,865
8,861	Omega Healthcare Investors Inc.	286,476
8,279	Sabra Health Care REIT Inc.	120,708
455	Universal Health Realty Income Trust	17,099

	Total Health Care REITs	1,620,754

Hotel & Resort REITs - 0.3%
7,657	Apple Hospitality REIT Inc.	110,567
3,087	Braemar Hotels & Resorts Inc.	8,613
1,734	Chatham Lodging Trust	14,670
6,929	DiamondRock Hospitality Co.	58,689
25,399	Host Hotels & Resorts Inc.	455,658
7,483	Park Hotels & Resorts Inc.	118,680
4,268	Pebblebrook Hotel Trust	60,392
5,556	RLJ Lodging Trust	55,449
2,088	Ryman Hospitality Properties Inc.	219,386
6,311	Service Properties Trust	33,953
4,049	Summit Hotel Properties Inc.	24,780
7,097	Sunstone Hotel Investors Inc.	72,957
3,807	Xenia Hotels & Resorts Inc.	55,163

	Total Hotel & Resort REITs	1,288,957

Industrial REITs - 0.5%
10,191	Americold Realty Trust Inc.	271,794
1,640	EastGroup Properties Inc.	270,895
4,735	First Industrial Realty Trust Inc.	223,113
996	Innovative Industrial Properties Inc., Class A Shares	107,349
10,739	LXP Industrial Trust	91,281
1,693	Plymouth Industrial REIT Inc.	35,316
7,549	Rexford Industrial Realty Inc.	342,423
28,022	STAG Industrial Inc.	982,451
3,160	Terreno Realty Corp.	178,793

	Total Industrial REITs	2,503,415

Office REITs - 0.5%
7,826	Boston Properties Inc.	474,803
6,768	Brandywine Realty Trust	31,200
1,288	City Office REIT Inc.	6,350
3,863	COPT Defense Properties	95,300
5,391	Cousins Properties Inc.	124,694
6,007	Douglas Emmett Inc.	83,798
3,367	Easterly Government Properties Inc., Class A Shares	39,865
19,446	Equity Commonwealth*	375,502
3,731	Highwoods Properties Inc.	96,894
5,116	Hudson Pacific Properties Inc.	25,119
16,399	JBG SMITH Properties	236,146
4,198	Kilroy Realty Corp.	140,759
1,940	Office Properties Income Trust	4,443
2,327	Orion Office REIT Inc.	8,726
5,836	Paramount Group Inc.	26,554
1,310	Peakstone Realty Trust	16,244
4,416	Piedmont Office Realty Trust Inc., Class A Shares	32,193
905	Postal Realty Trust Inc., Class A Shares	12,109
2,309	SL Green Realty Corp.	122,308
6,371	Vornado Realty Trust	156,217

	Total Office REITs	2,109,224

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 4.0% - (continued)
Real Estate Management & Development - 0.9%
4,266	Anywhere Real Estate Inc.*	$17,363
22,951	CBRE Group Inc., Class A Shares*	2,021,294
9,668	Compass Inc., Class A Shares*	36,255
10,300	CoStar Group Inc.*	805,151
5,997	Cushman & Wakefield PLC*	66,627
5,678	DigitalBridge Group Inc.	77,448
2,770	Douglas Elliman Inc.*	3,158
2,614	eXp World Holdings Inc.(a)	29,303
669	Forestar Group Inc.*	22,753
506	FRP Holdings Inc.*	15,484
1,091	Howard Hughes Holdings Inc.*	72,333
1,714	Jones Lang LaSalle Inc.*	346,348
4,535	Kennedy-Wilson Holdings Inc.	46,348
946	Marcus & Millichap Inc.	30,584
426	Maui Land & Pineapple Co., Inc.*	8,793
4,751	Newmark Group Inc., Class A Shares	49,458
21,396	Opendoor Technologies Inc.*	46,643
623	RE/MAX Holdings Inc., Class A Shares	5,040
3,994	Redfin Corp.*	25,721
448	RMR Group Inc. (The), Class A Shares	10,541
1,206	St Joe Co. (The)	68,260
398	Star Holdings*	5,122
298	Stratus Properties Inc.*	7,107
758	Tejon Ranch Co.*	13,818
1,879	Zillow Group Inc., Class A Shares*	75,442
5,624	Zillow Group Inc., Class C Shares*	230,303

	Total Real Estate Management & Development	4,136,697

Residential REITs - 0.4%
12,061	American Homes 4 Rent, Class A Shares	434,679
5,373	Apartment Income REIT Corp.	208,204
5,639	Apartment Investment & Management Co., Class A Shares*	44,492
474	BRT Apartments Corp.	8,295
3,748	Camden Property Trust	384,732
544	Centerspace	37,133
586	Clipper Realty Inc.	2,285
3,050	Elme Communities	47,001
6,416	Equity LifeStyle Properties Inc.	402,732
7,882	Independence Realty Trust Inc.	131,629
823	NexPoint Residential Trust Inc.	30,179
1,939	UMH Properties Inc.	29,318
2,844	Veris Residential Inc.	43,485

	Total Residential REITs	1,804,164

Retail REITs - 0.6%
3,231	Acadia Realty Trust	55,702
3,553	Agree Realty Corp.	215,880
77	Alexander’s Inc.	16,339
10,794	Brixmor Property Group Inc.	242,973
968	CBL & Associates Properties Inc.	21,393
2,925	Federal Realty Investment Trust	295,279
1,847	Getty Realty Corp.	50,996
2,175	InvenTrust Properties Corp.	53,875
23,819	Kimco Realty Corp.	461,136
7,669	Kite Realty Group Trust	168,104
7,647	Macerich Co. (The)	115,623
2,529	NETSTREIT Corp.	43,878
6,561	NNN REIT Inc.	274,053
4,252	Phillips Edison & Co., Inc.	135,809
6,532	Regency Centers Corp.	401,065
4,625	Retail Opportunity Investments Corp.	57,905
421	Saul Centers Inc.	15,320

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 4.0% - (continued)
Retail REITs - 0.6% - (continued)
6,761	SITE Centers Corp.	$97,494
3,674	Tanger Inc.	101,954
3,939	Urban Edge Properties	69,838
1,631	Whitestone REIT, Class B Shares	21,268

	Total Retail REITs	2,915,884

Specialized REITs - 0.4%
8,101	CubeSmart	342,753
2,645	EPR Properties	108,551
1,538	Farmland Partners Inc.	16,703
2,966	Four Corners Property Trust Inc.	72,400
9,305	Gaming and Leisure Properties Inc.	417,795
1,177	Gladstone Land Corp.	15,889
3,158	Lamar Advertising Co., Class A Shares	372,991
2,686	National Storage Affiliates Trust	98,254
5,507	Outfront Media Inc.	79,576
2,809	PotlatchDeltic Corp.	120,029
5,256	Rayonier Inc.	157,785
4,380	Safehold Inc.	84,446
8,862	Uniti Group Inc.	28,004

	Total Specialized REITs	1,915,176

	TOTAL REAL ESTATE	18,812,063

UTILITIES - 4.9%
Electric Utilities - 1.2%
20,907	ALLETE Inc.	1,320,277
571	Genie Energy Ltd., Class B Shares	8,713
3,824	Hawaiian Electric Industries Inc.	42,026
12,407	IDACORP Inc.	1,184,496
1,295	MGE Energy Inc.	103,768
8,140	NRG Energy Inc.	659,340
7,518	OGE Energy Corp.	272,903
1,478	Otter Tail Corp.	133,715
4,157	Pinnacle West Capital Corp.	327,821
3,020	PNM Resources Inc.	115,787
30,242	Portland General Electric Co.	1,347,584

	Total Electric Utilities	5,516,430

Gas Utilities - 0.6%
6,101	Atmos Energy Corp.	707,228
4,276	Brookfield Infrastructure Corp., Class A Shares	147,308
752	Chesapeake Utilities Corp.	84,231
3,232	National Fuel Gas Co.	184,741
19,793	New Jersey Resources Corp.	860,204
1,335	Northwest Natural Holding Co.	49,956
1,960	ONE Gas Inc.	120,795
281	RGC Resources Inc.	5,817
2,248	Southwest Gas Holdings Inc.	174,422
1,851	Spire Inc.	113,448
7,529	UGI Corp.	191,688

	Total Gas Utilities	2,639,838

Independent Power & Renewable Electricity Producers - 1.3%
2,229	Altus Power Inc., Class A Shares*	9,027
4,794	Brookfield Renewable Corp., Class A Shares(a)	151,203
1,443	Clearway Energy Inc., Class A Shares	37,056
2,895	Clearway Energy Inc., Class C Shares	81,060
2,632	Montauk Renewables Inc.*	14,108
24,974	Ormat Technologies Inc.	1,883,040
3,124	Sunnova Energy International Inc.*	16,307
37,507	Vistra Corp.	3,716,194

	Total Independent Power & Renewable Electricity Producers	5,907,995

Multi-Utilities - 0.4%
14,567	Avista Corp.	538,687

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security	Value
UTILITIES - 4.9% - (continued)
Multi-Utilities - 0.4% - (continued)
2,456		Black Hills Corp.	$138,641
15,297		NiSource Inc.	444,531
19,304		Northwestern Energy Group Inc.	1,003,036
581		Unitil Corp.	31,078

		Total Multi-Utilities	2,155,973

Water Utilities - 1.4%
1,234		American States Water Co.	90,810
6,645		American Water Works Co., Inc.	868,967
334		Artesian Resources Corp., Class A Shares	11,981
1,459		Cadiz Inc.*	4,421
26,983		California Water Service Group	1,346,182
513		Consolidated Water Co., Ltd.	13,902
9,065		Essential Utilities Inc.	342,022
619		Global Water Resources Inc.	7,997
667		Middlesex Water Co.	35,938
65,987		Pennon Group PLC, ADR	1,062,391
734		Pure Cycle Corp.*	6,826
8,850		Severn Trent PLC, ADR	281,253
13,982		SJW Group	764,955
72,731		United Utilities Group PLC, ADR(a)	1,941,918
166		York Water Co. (The)	6,149

		Total Water Utilities	6,785,712

		TOTAL UTILITIES	23,005,948

		TOTAL COMMON STOCKS (Cost - $308,932,609)	449,536,254

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
19,672		Charles Schwab Corp. (The), 5.950%(e)	494,161
Insurance - 0.0%@
5,298		MetLife Inc., 4.750%(e)	108,132

		TOTAL PREFERRED STOCKS (Cost - $580,124)	602,293

OPEN END MUTUAL FUND SECURITIES - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
935		iShares® Core S&P Small-Capital ETF	102,523
473		iShares® Russell 2000 ETF, Common Class Shares	97,329
1,225		iShares® Russell Mid-Capital ETF, Common Class Shares	100,340

		TOTAL OPEN END MUTUAL FUND SECURITIES (Cost - $147,102)	300,192

RIGHT - 0.0%@
HEALTH CARE - 0.0%@
Health Care Equipment & Supplies - 0.0%@
989		Pulse Biosciences Inc. expires 7/1/24*(c)
		(Cost - $0)	1,533

WARRANT - 0.0%@
MATERIALS - 0.0%@
Chemicals - 0.0%@
1,139		Danimer Scientific Inc., expires 7/15/25*#(c)
		(Cost - $17,539)	–

Face Amount†	Rating††

CORPORATE BONDS & NOTES - 0.1%
Communications Equipment - 0.1%
$ 702,000	NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(c)	706,212
Energy Equipment & Services - 0.0%@
20,000	D	ION Geophysical Corp., 8.000% due 12/15/25*#(c)(f)	–

		TOTAL CORPORATE BONDS & NOTES (Cost - $702,009)	706,212

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $310,379,383)	451,146,484

SHORT-TERM INVESTMENTS (g) - 4.3%
MONEY MARKET FUND - 1.2%
5,931,215		Invesco STIT - Government & Agency Portfolio, Institutional Class, 5.169%(h) (Cost - $5,931,215)	5,931,215

TIME DEPOSITS - 3.1%
28,524	CAD	BNP Paribas - Paris, 3.800% due 6/3/24	20,932
2,179,502		Canadian Imperial Bank of Commerce - Toronto, 4.680% due 6/3/24	2,179,502
1,175,829		Citibank - New York, 4.680% due 6/3/24	1,175,829
7,417,673		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	7,417,673
3,656,868		Sumitomo Mitsui Banking Corp. - Tokyo, 4.680% due 6/3/24	3,656,868

		TOTAL TIME DEPOSITS (Cost - $14,450,804)	14,450,804

		TOTAL SHORT-TERM INVESTMENTS (Cost - $20,382,019)	20,382,019

		TOTAL INVESTMENTS - 100.5% (Cost - $330,761,402)	471,528,503

		Liabilities in Excess of Other Assets - (0.5)%	(2,556,658)

		TOTAL NET ASSETS - 100.0%	$468,971,845

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Illiquid security.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2024, amounts to $0 and represents 0.0% of net assets.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is currently in default.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.1%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2024, the Fund held Level 3 securities in the amount of $0, representing 0.0% of net assets.

At May 31, 2024, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$ 330,761,402	$ 171,477,618	$ (30,702,122)	$ 140,775,496

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
ETF	—	Exchange-Traded Fund
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	20.7%
Information Technology	16.0
Health Care	14.6
Financials	12.4
Consumer Discretionary	9.2
Materials	5.1
Utilities	4.9
Energy	4.4
Real Estate	4.0
Consumer Staples	3.8
Communication Services	1.8
Short-Term Investments	3.1

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At May 31, 2024, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index Futures	22	6/24	$2,281,911	$2,283,380	$1,469
S&P MidCap 400 E-mini Index Futures	2	6/24	591,454	598,380	6,926

					$8,395

At May 31, 2024, Small-Mid Cap Equity Fund had deposited cash of $174,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.9%
Australia - 3.7%
60,006	AGL Energy Ltd.	$411,364
37,239	ALS Ltd.	350,999
6,769	Ampol Ltd.	156,434
85,747	ANZ Group Holdings Ltd.	1,616,982
36,161	APA Group.	199,188
16,130	Aristocrat Leisure Ltd.	485,690
5,254	ASX Ltd.	218,951
54,854	Aurizon Holdings Ltd.	134,639
144,535	BHP Group Ltd.	4,284,088
12,902	BlueScope Steel Ltd.	182,118
38,869	Brambles Ltd.	369,392
9,964	CAR Group Ltd.	232,863
74,160	Champion Iron Ltd.	350,555
40,803	Charter Hall Group, REIT	333,977
12,945	Cochlear Ltd.	2,796,632
36,760	Coles Group Ltd.	403,178
47,653	Commonwealth Bank of Australia	3,827,986
15,256	Computershare Ltd.	269,821
32,311	CSL Ltd.	6,061,929
31,087	Dexus, REIT	141,785
41,485	Endeavour Group Ltd.	137,300
47,359	Fortescue Ltd.	777,481
49,001	Goodman Group, REIT	1,104,634
54,632	GPT Group (The), REIT	154,230
65,662	Insurance Australia Group Ltd.	271,725
12,724	JB Hi-Fi Ltd.	496,071
228,611	Karoon Energy Ltd.*	275,730
61,643	Lottery Corp., Ltd. (The)	200,945
10,330	Macquarie Group Ltd.	1,322,090
55,245	Magellan Financial Group Ltd.	301,269
76,916	Medibank Pvt Ltd.	191,121
5,393	Mineral Resources Ltd.	261,618
113,317	Mirvac Group, REIT	149,684
88,651	National Australia Bank Ltd.	2,014,629
33,186	Northern Star Resources Ltd.	315,078
236,494	OceanaGold Corp.	543,206
13,218	Orica Ltd.	161,537
49,388	Origin Energy Ltd.	336,134
41,872	Paladin Energy Ltd.*	449,171
84,447	Pilbara Minerals Ltd.	213,620
1,570	Pro Medicus Ltd.	125,468
21,998	Qantas Airways Ltd.* .	90,571
42,932	QBE Insurance Group Ltd.	509,531
260,744	Ramelius Resources Ltd.	339,932
5,201	Ramsay Health Care Ltd.	164,572
1,492	REA Group Ltd.	186,792
5,940	Reece Ltd.	103,492
44,409	Rio Tinto Ltd.	3,820,119
94,386	Santos Ltd.	481,293
151,508	Scentre Group, REIT	321,774
10,946	SEEK Ltd.	164,917
28,787	Seven Group Holdings Ltd.	756,069
12,034	Sonic Healthcare Ltd.	196,361
123,052	South32 Ltd.	326,157
66,608	Stockland, REIT	201,963
35,847	Suncorp Group Ltd.	382,080
47,457	Super Retail Group Ltd.	416,751

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.7% - (continued)
52,876	Technology One Ltd.	$630,060
116,249	Telstra Group Ltd.	269,711
87,393	Transurban Group	729,376
22,591	Treasury Wine Estates Ltd.	169,579
173,489	Ventia Services Group Pty Ltd.	418,962
112,830	Vicinity Ltd., REIT	148,193
6,801	Washington H Soul Pattinson & Co., Ltd.	141,003
32,357	Wesfarmers Ltd.	1,403,696
98,320	Westpac Banking Corp.	1,714,003
4,923	WiseTech Global Ltd.	320,110
53,925	Woodside Energy Group Ltd.	998,860
34,274	Woolworths Group Ltd.	722,386

	Total Australia	48,759,625

Austria - 0.3%
61,354	Erste Group Bank AG	3,013,999
4,078	OMV AG	205,397
1,964	Verbund AG(a)	162,032
2,875	Voestalpine AG	84,417

	Total Austria	3,465,845

Belgium - 0.9%
4,471	Ageas SA/NV	222,681
115,344	Anheuser-Busch InBev SA/NV	7,263,767
575	D’ieteren Group	125,624
933	Elia Group SA/NV	95,147
2,768	Groupe Bruxelles Lambert NV	212,382
7,181	KBC Group NV	524,593
12	Lotus Bakeries NV	127,584
482	Sofina SA	117,449
2,252	Syensqo SA	225,077
21,220	UCB SA	2,973,978
6,159	Umicore SA	122,135
4,781	Warehouses de Pauw CVA, REIT	139,929

	Total Belgium	12,150,346

Bermuda - 0.0%@
8,379	Seadrill Ltd.*	425,111

Brazil - 0.2%
441,468	Banco Bradesco SA, ADR	1,086,011
85,383	NU Holdings Ltd., Class A Shares*	1,014,350

	Total Brazil	2,100,361

Canada - 2.2%
51,780	Alamos Gold Inc., Class A Shares	865,976
92,135	Alimentation Couche-Tard Inc.	5,378,542
9,599	AtkinsRealis Group Inc.	375,732
13,483	Boardwalk Real Estate Investment Trust, Class Trust Un Shares	696,264
8,455	Bombardier Inc., Class B Shares*	569,271
19,654	Boralex Inc., Class A Shares	498,886
30,300	Canadian National Railway Co.	3,857,819
60,262	Canadian Pacific Kansas City Ltd.	4,797,699
34,038	Celestica Inc.*	1,903,101
26,308	CI Financial Corp.	282,444
6,838	Docebo Inc.*	235,243
85,699	Dundee Precious Metals Inc.	707,503
25,106	Eldorado Gold Corp.*	406,059
6,241	EQB Inc.	401,289
27,170	Finning International Inc.	811,690
108,628	Headwater Exploration Inc.(a)	608,227
26,999	IMAX Corp.*	443,863
9,023	Linamar Corp.	470,187
1,636	lululemon athletica Inc.*	510,416
59,898	Lundin Mining Corp.	688,781
20,254	Nutrien Ltd.	1,187,119

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 2.2% - (continued)
50,089	NuVista Energy Ltd.*	$502,103
26,649	Parex Resources Inc.	437,468
10,431	Stella-Jones Inc.	622,783
47,419	Superior Plus Corp.	327,100
18,485	Toronto-Dominion Bank (The)	1,033,652
68,109	Whitecap Resources Inc.(a)	533,296

	Total Canada	29,152,513

Chile - 0.1%
51,948	Antofagasta PLC	1,470,440

China - 0.4%
27,200	Contemporary Amperex Technology Co., Ltd., Class A Shares	741,787
99,200	Tencent Holdings Ltd.	4,601,951

	Total China	5,343,738

Denmark - 3.3%
61	AP Moller - Maersk AS, Class A Shares	107,611
149	AP Moller - Maersk AS, Class B Shares	271,806
2,951	Ascendis Pharma AS, ADR*	398,680
15,451	Bavarian Nordic AS*(a)	417,711
2,767	Carlsberg AS, Class B Shares	374,148
33,483	Coloplast AS, Class B Shares(a)	4,024,034
19,541	Danske Bank AS	600,811
2,729	Demant AS*	131,539
4,947	DSV AS	761,856
1,909	Genmab AS*	537,824
11,085	GN Store Nord AS*	351,002
17,516	ISS AS	339,415
7,772	Jyske Bank AS, Class Registered Shares	641,650
7,911	Netcompany Group AS*(b)	349,774
205,456	Novo Nordisk AS, Class B Shares	27,777,709
10,730	Novonesis (Novozymes) B, Class B Shares	637,877
5,554	Orsted AS*(b)	340,156
6,930	Pandora AS	1,139,431
1,687	Rockwool AS, Class B Shares	713,264
9,946	Tryg AS	204,246
123,690	Vestas Wind Systems AS*	3,484,680

	Total Denmark	43,605,224

Finland - 0.7%
3,991	Elisa OYJ	184,852
12,481	Fortum OYJ	190,687
8,042	Kesko OYJ, Class B Shares	146,705
76,693	Kone OYJ, Class B Shares	3,918,103
12,776	Konecranes OYJ	739,775
18,599	Metso OYJ	227,645
11,763	Neste OYJ	245,565
154,287	Nokia OYJ	602,132
89,290	Nordea Bank Abp	1,098,569
3,109	Orion OYJ, Class B Shares	126,485
12,859	Sampo OYJ, Class A Shares	552,146
15,939	Stora Enso OYJ, Class R Shares	235,218
15,236	UPM-Kymmene OYJ	584,239
14,346	Wartsila OYJ Abp	303,115

	Total Finland	9,155,236

France - 11.8%
22,654	Accor SA*	978,858
1,072	Aeroports de Paris SA	153,856
61,345	Air Liquide SA	12,063,739
16,843	Airbus SE	2,858,934
516,621	Alstom SA(a)	10,230,995
1,540	Amundi SA*(b)	119,049
10,255	Arkema SA	1,057,827
152,728	AXA SA	5,509,084

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 11.8% - (continued)
1,239	BioMerieux	$131,538
100,735	BNP Paribas SA(a)	7,485,636
21,877	Bollore SE	147,336
5,089	Bouygues SA	199,724
8,878	Bureau Veritas SA	268,769
4,354	Capgemini SE	882,088
261,606	Carrefour SA(a)	4,265,051
59,540	Cie de Saint-Gobain SA	5,275,632
19,138	Cie Generale des Etablissements Michelin SCA	772,987
1,360	Covivio SA, REIT	70,884
29,699	Credit Agricole SA	484,317
88,346	Danone SA	5,683,057
631	Dassault Aviation SA	136,760
98,411	Dassault Systemes SE	4,007,111
7,384	Edenred SE	346,391
9,050	Eiffage SA	1,000,100
30,757	Elis SA	780,445
51,325	Engie SA	870,493
22,073	EssilorLuxottica SA	4,937,575
1,371	Eurazeo SE	115,859
1,366	Gecina SA, REIT	147,205
10,103	Getlink SE	178,614
2,128	Hermes International SCA	5,042,321
4,839	Ipsen SA	635,446
24,554	Kering SA	8,484,788
33,396	Klepierre SA, REIT	965,469
12,994	La Francaise des Jeux SAEM(b)	467,347
20,726	Legrand SA	2,240,040
16,638	L’Oréal SA	8,208,006
14,109	LVMH Moët Hennessy Louis Vuitton SE	11,335,811
52,481	Orange SA	613,808
5,743	Pernod Ricard SA	856,938
6,421	Publicis Groupe SA	722,142
577	Remy Cointreau SA	53,800
19,608	Renault SA(a)	1,152,929
20,134	Rexel SA	611,896
9,742	Safran SA	2,288,679
109,384	Sanofi SA	10,685,987
870	Sartorius Stedim Biotech	173,896
33,528	Schneider Electric SE	8,391,317
711	SEB SA*	88,310
20,230	Societe Generale SA	608,499
2,631	Sodexo SA	244,849
3,666	Sopra Steria Group	869,891
20,499	SPIE SA	847,322
21,199	Technip Energies NV	510,289
1,408	Teleperformance SE	159,582
2,721	Thales SA	492,365
155,670	TotalEnergies SE	11,363,734
3,290	Unibail-Rodamco-Westfield, REIT	289,133
36,245	Vallourec SACA*	651,398
19,267	Veolia Environnement SA	643,719
8,856	Verallia SA(b)	365,663
31,358	Vinci SA	3,928,083
973	Virbac SACA	380,183
17,714	Vivendi SE	194,685
85,708	Worldline SA*(b)	1,148,448

	Total France	156,876,687

Germany - 8.0%
22,351	adidas AG	5,619,680
19,036	AIXTRON SE	433,283

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 8.0% - (continued)
29,743	Allianz SE, Class Registered Shares	$8,662,703
5,108	Aurubis AG	429,865
25,220	BASF SE	1,325,015
27,697	Bayer AG, Class Registered Shares	849,637
24,387	Bayerische Motoren Werke AG	2,467,421
13,136	Bechtle AG*	636,306
13,501	Beiersdorf AG	2,113,821
3,826	Brenntag SE	274,865
1,192	Carl Zeiss Meditec AG	109,513
29,968	Commerzbank AG	505,595
3,003	Continental AG	202,900
5,146	Covestro AG*(b)	275,887
9,980	CTS Eventim AG & Co. KGaA	858,951
15,132	Daimler Truck Holding AG	645,378
5,081	Delivery Hero SE, Class A Shares*(b)	154,503
54,668	Deutsche Bank AG, Class Registered Shares	902,307
5,370	Deutsche Boerse AG	1,066,471
17,402	Deutsche Lufthansa AG, Class Registered Shares	121,502
374,275	Deutsche Telekom AG, Class Registered Shares	9,069,962
28,205	DHL Group	1,183,554
63,221	E.ON SE	842,830
7,319	Evonik Industries AG	160,173
20,010	Freenet AG	520,473
6,051	Fresenius Medical Care AG	257,403
11,979	Fresenius SE & Co. KGaA*	380,911
17,980	GEA Group AG	746,878
4,955	Gerresheimer AG	564,721
1,752	Hannover Rueck SE	433,479
4,027	Heidelberg Materials AG	418,769
3,162	Henkel AG & Co. KGaA	253,009
6,461	HUGO BOSS AG	342,141
277,052	Infineon Technologies AG	11,059,340
7,618	KION Group AG	356,212
2,142	Knorr-Bremse AG	163,921
131,554	Lanxess AG	3,553,088
2,092	LEG Immobilien SE	184,475
22,872	Mercedes-Benz Group AG	1,649,100
27,306	Merck KGaA	4,933,803
1,612	MTU Aero Engines AG	400,005
3,883	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,931,532
1,668	Nemetschek SE	151,310
3,134	Puma SE	162,420
159	Rational AG	134,976
2,037	Rheinmetall AG	1,167,097
122,328	RWE AG	4,626,619
118,524	SAP SE	21,352,024
9,227	Scout24 SE(b)	692,900
39,016	Siemens AG, Class Registered Shares	7,471,609
17,124	Siemens Energy AG*	460,766
8,208	Siemens Healthineers AG(b)	475,419
3,949	SMA Solar Technology AG	205,890
3,883	Symrise AG, Class A Shares	460,140
52,203	TAG Immobilien AG*	807,980
1,873	Talanx AG	148,427
19,685	TeamViewer SE*(b)	248,218
860	Volkswagen AG	122,390
20,957	Vonovia SE	655,693
6,630	Zalando SE*(b)	175,838

	Total Germany	106,581,098

Hong Kong - 2.7%
937,200	AIA Group Ltd.	7,284,503

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.7% - (continued)
625,000	BOC Hong Kong Holdings Ltd.	$1,961,576
58,500	CK Asset Holdings Ltd.	231,519
74,000	CK Hutchison Holdings Ltd.	361,621
19,500	CK Infrastructure Holdings Ltd.	112,627
346,500	CLP Holdings Ltd.	2,749,683
1,458	Futu Holdings Ltd., ADR*	109,554
61,000	Galaxy Entertainment Group Ltd.	293,673
410,000	Hang Lung Properties Ltd.	376,061
22,800	Hang Seng Bank Ltd.	317,660
44,894	Henderson Land Development Co., Ltd.	140,171
113,000	HKT Trust & HKT Ltd., Class Miscella Shares	131,640
330,380	Hong Kong & China Gas Co., Ltd.	257,073
33,399	Hong Kong Exchanges & Clearing Ltd.	1,129,705
32,700	Hongkong Land Holdings Ltd.	110,782
55,700	Jardine Matheson Holdings Ltd.	2,049,235
134,000	Kerry Properties Ltd.	242,724
427,580	Link REIT	1,797,376
43,500	MTR Corp., Ltd.	147,898
38,000	Power Assets Holdings Ltd.	211,107
1,345,600	Prudential PLC	12,952,970
110,646	Sino Land Co., Ltd.	117,688
35,000	SITC International Holdings Co., Ltd.	89,826
40,500	Sun Hung Kai Properties Ltd.	391,118
13,000	Swire Pacific Ltd., Class A Shares	113,255
40,400	Swire Properties Ltd.	74,308
110,000	Techtronic Industries Co., Ltd.	1,356,560
430,000	United Laboratories International Holdings Ltd. (The)	493,660
242,000	WH Group Ltd.(b)	165,060
27,000	Wharf Holdings Ltd. (The)	80,252
46,000	Wharf Real Estate Investment Co., Ltd.	133,792

	Total Hong Kong	35,984,677

Indonesia - 0.1%
1,892,600	Bank Central Asia Tbk PT	1,076,686

Ireland - 1.2%
5,906	AerCap Holdings NV	547,545
42,451	AIB Group PLC	242,174
110,107	Bank of Ireland Group PLC	1,269,257
88,650	Dalata Hotel Group PLC	407,251
7,566	DCC PLC	551,257
136,661	Experian PLC	6,344,521
5,108	Flutter Entertainment PLC*	984,633
36,555	Glanbia PLC	749,459
12,994	James Hardie Industries PLC, CDI*	409,291
4,191	Kerry Group PLC, Class A Shares	353,696
4,343	Kingspan Group PLC	419,412
19,588	Ryanair Holdings PLC, ADR	2,382,684
14,883	Smurfit Kappa Group PLC	727,115

	Total Ireland	15,388,295

Isle of Man - 0.0%@
51,065	Playtech PLC*	311,812

Israel - 0.3%
1,382	Azrieli Group Ltd.	83,653
34,660	Bank Hapoalim BM	318,839
41,584	Bank Leumi Le-Israel BM	346,152
2,660	Check Point Software Technologies Ltd.*	400,330
1,233	CyberArk Software Ltd.*	282,665
752	Elbit Systems Ltd.	142,660
2,737	Global E-Online Ltd.*	85,449
23,553	ICL Group Ltd.	110,998
1	Isracard Ltd.	3
35,275	Israel Discount Bank Ltd., Class A Shares	181,670

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Israel - 0.3% - (continued)
4,923	Mizrahi Tefahot Bank Ltd.	$179,778
1,040	Monday.com Ltd.*	234,946
1,784	Nice Ltd.*	326,498
31,415	Teva Pharmaceutical Industries Ltd., ADR*	531,856
1,538	Wix.com Ltd.*	247,772

	Total Israel	3,473,269

Italy - 2.8%
3,718	Amplifon SpA	137,438
28,416	Assicurazioni Generali SpA	730,760
15,737	Azimut Holding SpA	419,767
167,912	Banco BPM SpA	1,211,810
3,630	Brunello Cucinelli SpA	365,858
20,910	Buzzi SpA	883,150
16,792	Davide Campari-Milano NV	167,743
680	DiaSorin SpA	73,383
1,312,688	Enel SpA	9,520,123
60,994	Eni SpA	961,598
11,834	ERG SpA	330,737
10,872	Ferrari NV	4,469,686
158,182	FinecoBank Banca Fineco SpA	2,550,843
10,003	Infrastrutture Wireless Italiane SpA(b)	109,568
416,884	Intesa Sanpaolo SpA	1,643,116
171,289	Iren SpA	352,813
23,311	Iveco Group NV	279,129
24,978	Leonardo SpA*	642,744
15,200	Mediobanca Banca di Credito Finanziario SpA	240,880
6,153	Moncler SpA	410,654
18,495	Nexi SpA*(b)	122,893
14,934	Poste Italiane SpA(b)	205,173
7,256	Prysmian SpA	478,183
47,797	Recordati Industria Chimica e Farmaceutica SpA	2,521,631
58,564	Snam SpA	277,402
250,258	Telecom Italia SpA*	65,784
40,179	Terna - Rete Elettrica Nazionale	338,314
206,253	UniCredit SpA	8,202,569

	Total Italy	37,713,749

Japan - 18.3%
20,200	ABC-Mart Inc.	388,623
15,900	Adastria Co., Ltd.	366,096
21,600	Advantest Corp.	716,151
18,100	Aeon Co., Ltd.	390,195
5,800	AGC Inc.	202,674
4,200	Aisin Corp.	156,261
13,600	Ajinomoto Co., Inc.	485,989
36,100	Amada Co., Ltd.	407,792
5,000	ANA Holdings Inc.	95,075
13,900	Asahi Group Holdings Ltd.	509,032
34,000	Asahi Kasei Corp.	222,795
17,000	Asics Corp.	943,927
51,800	Astellas Pharma Inc.	510,474
17,000	Bandai Namco Holdings Inc.	311,044
13,600	BIPROGY Inc.	363,357
53,800	Bridgestone Corp.	2,344,462
7,400	Brother Industries Ltd.	142,384
29,100	Canon Inc.	852,487
10,200	Capcom Co., Ltd.	188,582
22,200	Central Japan Railway Co.	495,566
15,800	Chiba Bank Ltd. (The)	150,482
17,500	Chubu Electric Power Co., Inc.	241,646
19,800	Chugai Pharmaceutical Co., Ltd.	603,642
61,100	Citizen Watch Co., Ltd.	395,788

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.3% - (continued)
31,300	Concordia Financial Group Ltd.	$189,825
36,300	Credit Saison Co., Ltd.	788,488
6,200	Dai Nippon Printing Co., Ltd.	192,961
63,300	Daicel Corp.	644,905
78,500	Daido Steel Co., Ltd.	791,798
8,700	Daifuku Co., Ltd.	152,482
300	Daihen Corp.	16,021
25,900	Dai-ichi Life Holdings Inc.	694,877
52,400	Daiichi Sankyo Co., Ltd.	1,859,896
38,600	Daikin Industries Ltd.	5,617,574
1,700	Daito Trust Construction Co., Ltd.	180,119
16,300	Daiwa House Industry Co., Ltd.	433,685
39,300	Daiwa Securities Group Inc.	309,451
54,300	Denso Corp.	880,311
4,800	Dentsu Group Inc.	127,079
5,100	Dexerials Corp.	214,694
2,600	Disco Corp.	1,022,834
15,100	DMG Mori Co., Ltd.(a)	430,253
24,900	East Japan Railway Co.	432,624
9,300	Ebara Corp.	680,717
7,100	Eisai Co., Ltd.	304,866
81,550	ENEOS Holdings Inc.	421,513
388,900	FANUC Corp.	10,875,039
5,000	Fast Retailing Co., Ltd.	1,283,340
3,600	Fuji Electric Co., Ltd.	214,520
13,400	Fuji Soft Inc.	552,917
128,800	FUJIFILM Holdings Corp.	2,901,493
41,700	Fujikura Ltd.	858,103
268,100	Fujitsu Ltd.	3,867,760
4,600	Fuyo General Lease Co., Ltd.	363,907
16,900	GS Yuasa Corp.	362,373
4,100	Hamamatsu Photonics KK	120,791
7,600	Hankyu Hanshin Holdings Inc.	199,760
600	Hikari Tsushin Inc.	98,452
3,300	Hitachi Construction Machinery Co., Ltd.	89,519
56,200	Hitachi Ltd.	5,794,571
49,700	Hitachi Zosen Corp.	351,695
128,800	Honda Motor Co., Ltd.	1,457,610
5,500	Horiba Ltd.	438,326
2,600	Hoshizaki Corp.	93,271
42,800	Hoya Corp.	5,209,436
11,900	Hulic Co., Ltd.	110,641
2,700	Ibiden Co., Ltd.	109,275
24,485	Idemitsu Kosan Co., Ltd.	167,552
50,800	INFRONEER Holdings Inc.	440,743
26,900	Inpex Corp.	415,128
1,098	Invincible Investment Corp., REIT	478,605
17,900	Isuzu Motors Ltd.	239,167
33,600	ITOCHU Corp.	1,586,962
3,700	Japan Airlines Co., Ltd.	62,207
86,900	Japan Exchange Group Inc.	2,043,421
43,200	Japan Post Bank Co., Ltd.	427,411
59,400	Japan Post Holdings Co., Ltd.	573,541
4,900	Japan Post Insurance Co., Ltd.	94,403
32	Japan Real Estate Investment Corp., REIT	105,727
34,500	Japan Tobacco Inc.	977,861
12,700	Jeol Ltd.	546,970
16,600	JFE Holdings Inc.	251,370
11,700	Kajima Corp.	198,234
11,700	Kaneka Corp.	314,588
20,300	Kansai Electric Power Co., Inc. (The)	366,744

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.3% - (continued)
13,200	Kao Corp.	$578,810
10,100	Kawasaki Kisen Kaisha Ltd.	149,860
129,200	KDDI Corp.	3,588,331
236	KDX Realty Investment Corp., REIT, Class A Shares	227,940
3,700	Keisei Electric Railway Co., Ltd.	132,954
18,200	Keyence Corp.	8,211,613
21,100	Kikkoman Corp.	244,674
17,700	Kinden Corp.	377,160
5,400	Kintetsu Group Holdings Co., Ltd.	114,938
22,200	Kirin Holdings Co., Ltd.	307,170
4,800	Kobe Bussan Co., Ltd.	106,284
7,100	Koito Manufacturing Co., Ltd.	100,496
26,100	Komatsu Ltd.	768,491
2,600	Konami Group Corp.	182,017
128,100	Kubota Corp.	1,814,459
36,700	Kyocera Corp.	417,781
6,500	Kyowa Kirin Co., Ltd.	110,389
2,300	Lasertec Corp.	586,745
72,900	LY Corp.	173,038
12,700	M3 Inc.	123,485
41,500	Makita Corp.	1,226,317
40,300	Marubeni Corp.	787,814
9,500	MatsukiyoCocokara & Co.	134,210
16,000	Mazda Motor Corp.	168,561
2,800	McDonald’s Holdings Co. Japan Ltd.	114,760
166,500	Mebuki Financial Group Inc.	670,935
6,200	MEIJI Holdings Co., Ltd.	138,659
10,100	MINEBEA MITSUMI Inc.	212,034
113,100	MISUMI Group Inc.	1,956,256
39,900	Mitsubishi Chemical Group Corp.	211,180
95,600	Mitsubishi Corp.	2,013,737
55,600	Mitsubishi Electric Corp.	966,097
103,700	Mitsubishi Estate Co., Ltd.	1,745,958
18,600	Mitsubishi Gas Chemical Co., Inc.	349,400
21,300	Mitsubishi HC Capital Inc.	141,764
89,600	Mitsubishi Heavy Industries Ltd.	782,386
313,600	Mitsubishi UFJ Financial Group Inc.	3,313,928
36,400	Mitsui & Co., Ltd.	1,850,251
5,000	Mitsui Chemicals Inc.	151,278
74,800	Mitsui Fudosan Co., Ltd.	687,749
10,000	Mitsui OSK Lines Ltd.	328,257
68,690	Mizuho Financial Group Inc.	1,406,831
6,400	MonotaRO Co., Ltd.	67,595
17,200	Morinaga Milk Industry Co., Ltd.	356,020
155,800	MS&AD Insurance Group Holdings Inc.	3,254,346
524,600	Murata Manufacturing Co., Ltd.	9,925,142
15,500	Nankai Electric Railway Co., Ltd.	256,027
7,300	NEC Corp.	545,112
9,500	Nexon Co., Ltd.	163,667
8,400	Nichicon Corp.	60,794
11,500	Nidec Corp.	574,958
50,100	Nintendo Co., Ltd.	2,733,531
68	Nippon Accommodations Fund Inc., REIT, Class A Shares	275,308
44	Nippon Building Fund Inc., REIT	164,701
13,800	Nippon Electric Glass Co., Ltd.	324,890
1,800	Nippon Express Holdings Inc.	88,736
29,800	Nippon Paint Holdings Co., Ltd.	200,799
66	Nippon Prologis REIT Inc.	109,216
4,200	Nippon Sanso Holdings Corp.	124,225
24,300	Nippon Steel Corp.	529,947
836,800	Nippon Telegraph & Telephone Corp.	821,990

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.3% - (continued)
12,600	Nippon Yusen KK	$399,250
2,900	Nissan Chemical Corp.	80,544
70,500	Nissan Motor Co., Ltd.	251,621
6,200	Nissin Foods Holdings Co., Ltd.	156,548
95,900	Nissui Corp.	540,057
17,300	Nitori Holdings Co., Ltd.	1,913,668
9,500	Nitto Boseki Co., Ltd.	420,775
4,000	Nitto Denko Corp.	307,119
88,600	Nomura Holdings Inc.	535,904
4,000	Nomura Real Estate Holdings Inc.	103,020
105	Nomura Real Estate Master Fund Inc., REIT	98,840
10,180	Nomura Research Institute Ltd.	273,025
18,500	NTT Data Group Corp.	284,456
18,300	Obayashi Corp.	213,441
23,800	Obic Co., Ltd.	3,084,728
33,100	Olympus Corp.	518,446
4,800	Omron Corp.	159,885
9,200	Ono Pharmaceutical Co., Ltd.	133,340
1,100	Oracle Corp. Japan	77,974
31,400	Oriental Land Co., Ltd.	876,946
33,100	ORIX Corp.	729,126
10,400	Osaka Gas Co., Ltd.	236,731
6,800	Otsuka Corp.	129,217
12,000	Otsuka Holdings Co., Ltd.	493,332
10,500	Pan Pacific International Holdings Corp.	271,912
66,500	Panasonic Holdings Corp.	586,335
38,600	Park24 Co., Ltd.*	402,485
41,400	Rakuten Group Inc.	217,055
85,000	Recruit Holdings Co., Ltd.	4,314,605
408,400	Renesas Electronics Corp.	7,673,222
80,700	Rengo Co., Ltd.	543,854
60,200	Resona Holdings Inc.	415,770
19,400	Resorttrust Inc.	301,060
16,100	Ricoh Co., Ltd.	144,128
8,800	Rohm Co., Ltd.	113,175
93,100	Round One Corp.	414,461
53,500	Sankyo Co., Ltd.	521,572
10,100	Sankyu Inc.	365,886
55,900	Santen Pharmaceutical Co., Ltd.	581,706
39,300	Sanwa Holdings Corp.	730,935
11,100	Sawai Group Holdings Co., Ltd.	431,889
7,900	SBI Holdings Inc.	204,595
2,400	SCREEN Holdings Co., Ltd.	230,652
3,900	SCSK Corp.	74,277
5,900	Secom Co., Ltd.	367,386
6,800	Seiko Epson Corp.	108,904
89,900	Sekisui Chemical Co., Ltd.	1,290,541
17,400	Sekisui House Ltd.	391,520
397,000	Seven & i Holdings Co., Ltd.	5,118,032
7,200	SG Holdings Co., Ltd.	72,906
67,400	Shimadzu Corp.	1,747,793
3,000	Shimamura Co., Ltd.	144,058
8,800	Shimano Inc.	1,441,365
170,600	Shin-Etsu Chemical Co., Ltd.	6,352,823
7,000	Shionogi & Co., Ltd.	315,381
11,200	Shiseido Co., Ltd.	355,801
10,700	Shizuoka Financial Group Inc.	110,620
12,000	SMC Corp.	6,036,095
14,000	Socionext Inc.	410,184
82,200	Softbank Corp.	986,932
29,400	SoftBank Group Corp.	1,701,757

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.3% - (continued)
25,800	Sompo Holdings Inc.	$552,152
68,700	Sony Group Corp.	5,645,998
17,400	Subaru Corp.	388,362
10,200	SUMCO Corp.	149,438
15,400	Sumitomo Bakelite Co., Ltd.	426,647
29,300	Sumitomo Corp.	756,627
19,500	Sumitomo Electric Industries Ltd.	316,283
16,000	Sumitomo Forestry Co., Ltd.	553,876
7,600	Sumitomo Metal Mining Co., Ltd.	249,259
104,900	Sumitomo Mitsui Financial Group Inc.	6,877,902
19,400	Sumitomo Mitsui Trust Holdings Inc.	453,859
7,900	Sumitomo Realty & Development Co., Ltd.	246,157
4,100	Suntory Beverage & Food Ltd.	150,681
43,200	Suzuki Motor Corp.	513,442
172,300	Sysmex Corp.	2,964,256
13,600	T&D Holdings Inc.	245,236
4,800	Taisei Corp.	182,288
27,500	Takashimaya Co., Ltd.	458,061
191,854	Takeda Pharmaceutical Co., Ltd.	5,101,188
14,700	Takeuchi Manufacturing Co., Ltd.	571,282
11,200	TDK Corp.	564,512
299,000	Terumo Corp.	5,097,459
4,900	TIS Inc.	89,563
3,700	Toho Co., Ltd.	117,237
53,500	Tokio Marine Holdings Inc.	1,855,397
41,800	Tokyo Electric Power Co. Holdings Inc.*	250,658
13,400	Tokyo Electron Ltd.	2,889,966
10,500	Tokyo Gas Co., Ltd.	235,040
10,400	Tokyo Seimitsu Co., Ltd.	742,922
30,400	Tokyo Tatemono Co., Ltd.	496,191
14,900	Tokyu Corp.	174,725
61,000	Tokyu Fudosan Holdings Corp.	422,563
5,900	TOPPAN Holdings Inc.	153,067
38,200	Toray Industries Inc.	192,517
4,100	TOTO Ltd.	102,254
10,700	Toyo Suisan Kaisha Ltd.	770,576
30,800	Toyo Tire Corp.	550,281
22,300	Toyoda Gosei Co., Ltd.	432,616
20,600	Toyota Industries Corp.	1,945,026
368,400	Toyota Motor Corp.	7,998,808
6,000	Toyota Tsusho Corp.	365,242
3,800	Trend Micro Inc.	171,574
14,000	Tsumura & Co.	352,233
11,300	Unicharm Corp.	365,563
11,800	West Japan Railway Co.	235,353
7,300	Yakult Honsha Co., Ltd.	132,963
56,700	Yamaguchi Financial Group Inc.	698,331
24,900	Yamaha Motor Co., Ltd.	243,271
7,100	Yamato Holdings Co., Ltd.	81,578
6,400	Yaskawa Electric Corp.	244,843
7,600	Yokogawa Electric Corp.	195,604
2,700	Zensho Holdings Co., Ltd.	106,104
4,100	ZOZO Inc.	96,028

	Total Japan	243,449,655

Jordan - 0.0%@
25,844	Hikma Pharmaceuticals PLC	638,397

Luxembourg - 0.1%
13,443	ArcelorMittal SA	357,194
3,677	Eurofins Scientific SE	222,391
15,423	Millicom International Cellular SA*	388,340
13,048	Tenaris SA	214,508

	Total Luxembourg	1,182,433

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Macau - 0.0%@
320,800	MGM China Holdings Ltd.	$571,905
66,800	Sands China Ltd.*	159,861

	Total Macau	731,766

Netherlands - 5.1%
13,799	ABN AMRO Bank NV, Dutch Certificate, GDR(b)	235,963
628	Adyen NV*(b)	817,388
40,981	Aegon Ltd.	265,840
104,048	Akzo Nobel NV	7,256,013
1,675	Argenx SE*	620,973
2,877	ASM International NV	2,028,824
22,530	ASML Holding NV	21,595,104
20,123	ASR Nederland NV	973,082
7,247	BE Semiconductor Industries NV	1,080,874
9,034	Euronext NV(b)	890,462
2,956	EXOR NV	332,558
15,074	Ferrovial SE	596,511
33,507	Fugro NV	899,107
3,718	Heineken Holding NV	304,313
24,255	Heineken NV	2,420,901
1,548	IMCD NV	234,511
365,230	ING Groep NV	6,545,251
4,134	JDE Peet’s NV	91,073
27,146	Koninklijke Ahold Delhaize NV	842,350
110,381	Koninklijke KPN NV	412,462
245,709	Koninklijke Philips NV*	6,712,361
7,855	NN Group NV	366,167
16,014	OCI NV	435,723
40,363	Prosus NV*	1,479,422
6,498	QIAGEN NV*	277,193
3,064	Randstad NV	161,345
105,837	Stellantis NV	2,340,296
91,782	Universal Music Group NV	2,870,499
31,316	Wolters Kluwer NV	4,994,821

	Total Netherlands	68,081,387

New Zealand - 0.1%
35,093	Auckland International Airport Ltd.	168,257
17,246	Fisher & Paykel Healthcare Corp., Ltd.	313,224
18,172	Mercury NZ Ltd.	74,571
38,099	Meridian Energy Ltd.	158,108
53,388	Spark New Zealand Ltd.	136,906
4,140	Xero Ltd.*	375,893

	Total New Zealand	1,226,959

Norway - 0.4%
8,447	Aker BP ASA	218,046
109,870	DNB Bank ASA	2,148,581
24,795	Equinor ASA	720,577
6,317	Gjensidige Forsikring ASA	110,794
2,618	Kongsberg Gruppen ASA	225,059
13,214	Mowi ASA	237,290
170,590	Norsk Hydro ASA	1,154,545
21,624	Orkla ASA	172,886
2,178	Salmar ASA	133,401
18,814	Telenor ASA	219,962
4,669	Yara International ASA	144,648

	Total Norway	5,485,789

Poland - 0.0%@
5,502	InPost SA*	98,766

Portugal - 0.2%
94,542	EDP—Energias de Portugal SA	385,200

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Portugal - 0.2% - (continued)
13,378	Galp Energia SGPS SA	$281,869
85,771	Jeronimo Martins SGPS SA	1,920,782

	Total Portugal	2,587,851

Singapore - 1.0%
1,649,158	CapitaLand Ascendas REIT	3,204,903
146,550	CapitaLand Integrated Commercial Trust, REIT	213,567
73,000	CapitaLand Investment Ltd.	144,550
55,740	DBS Group Holdings Ltd.	1,487,580
338,200	Frasers Logistics & Commercial Trust, REIT	248,895
182,700	Genting Singapore Ltd.	123,096
59,498	Grab Holdings Ltd., Class A Shares*	218,358
44,300	Keppel Ltd.	221,401
97,500	Oversea-Chinese Banking Corp., Ltd.	1,052,663
10,286	Sea Ltd., ADR*	694,511
192,100	Sembcorp Industries Ltd.	726,864
41,250	Singapore Airlines Ltd.	207,500
23,600	Singapore Exchange Ltd.	166,899
53,300	Singapore Technologies Engineering Ltd.	165,660
240,900	Singapore Telecommunications Ltd.	443,755
175,503	United Overseas Bank Ltd.	4,017,794
54,700	Wilmar International Ltd.	125,578

	Total Singapore	13,463,574

South Africa - 0.0%@
68,212	Investec PLC	452,627

South Korea - 1.6%
17,312	Classys Inc.	623,529
2,751	Cosmax Inc.	339,740
4,758	Dentium Co., Ltd.	387,748
1,729	Hanmi Pharm Co., Ltd.	354,179
4,553	HD Hyundai Electric Co., Ltd.	994,548
2,354	LEENO Industrial Inc.	457,650
7,700	LOTTE Fine Chemical Co., Ltd.	266,776
850	NongShim Co., Ltd.	282,752
20,774	Samsung E&A Co., Ltd.*	351,137
265,800	Samsung Electronics Co., Ltd.	14,256,118
3,342	Samsung SDI Co., Ltd.	913,106
9,532	SK Hynix Inc.	1,307,710
19,045	SOLUM Co., Ltd.*	341,489
3,525	SOOP Co., Ltd.	284,973
3,310	Youngone Corp.	81,176

	Total South Korea	21,242,631

Spain - 3.1%
806	Acciona SA	103,746
43,561	Acerinox SA	479,855
6,000	ACS Actividades de Construccion y Servicios SA	268,785
25,852	Aena SME SA(b)	5,060,285
108,064	Amadeus IT Group SA	7,692,015
401,686	Banco Bilbao Vizcaya Argentaria SA	4,370,329
154,509	Banco de Sabadell SA	324,930
456,237	Banco Santander SA	2,409,058
105,394	Bankinter SA	932,154
104,941	CaixaBank SA	604,626
13,765	Cellnex Telecom SA(b)	503,634
16,014	Cia de Distribucion Integral Logista Holdings SA	461,723
8,771	EDP Renovaveis SA	140,623
8,821	Endesa SA	175,758
9,187	Grifols SA*	93,316
530,983	Iberdrola SA	7,002,248
24,381	Indra Sistemas SA	560,857
156,721	Industria de Diseno Textil SA	7,464,548
6,497	Laboratorios Farmaceuticos Rovi SA	618,917

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Spain - 3.1% - (continued)
137,191	Mapfre SA	$330,009
65,440	Merlin Properties Socimi SA, REIT	786,715
6,811	Redeia Corp. SA	122,765
35,656	Repsol SA	585,389
132,284	Telefonica SA	617,615

	Total Spain	41,709,900

Sweden - 2.2%
20,489	AFRY AB	373,640
8,359	Alfa Laval AB	388,762
56,506	Assa Abloy AB, Class B Shares	1,659,127
76,697	Atlas Copco AB, Class A Shares	1,473,706
255,536	Atlas Copco AB, Class B Shares	4,238,703
17,053	Avanza Bank Holding AB(a)	446,552
13,511	Axfood AB	358,061
9,650	Beijer Ref AB, Class B Shares	157,335
7,491	Boliden AB	260,749
19,938	Epiroc AB, Class A Shares	417,382
9,471	Epiroc AB, Class B Shares	178,096
10,620	EQT AB	325,887
16,954	Essity AB, Class B Shares	435,860
5,184	Evolution AB(b)	558,622
20,063	Fastighets AB Balder, Class B Shares*	135,950
5,464	Getinge AB, Class B Shares	97,670
16,261	H & M Hennes & Mauritz AB, Class B Shares	287,807
59,287	Hexagon AB, Class B Shares	653,369
2,318	Holmen AB, Class B Shares	97,048
10,691	Husqvarna AB, Class B Shares	89,894
3,371	Industrivarden AB, Class A Shares	120,385
4,509	Industrivarden AB, Class C Shares	158,896
7,668	Indutrade AB	199,714
4,018	Investment AB Latour, Class B Shares	112,488
50,117	Investor AB, Class B Shares	1,362,475
2,332	L E Lundbergforetagen AB, Class B Shares	118,837
6,664	Lifco AB, Class B Shares	177,065
10,831	Loomis AB, Class B Shares	301,563
25,565	NCC AB, Class B Shares	335,210
107,725	Nibe Industrier AB, Class B Shares	552,952
9,336	Saab AB, Class B Shares	225,865
5,707	Sagax AB, Class B Shares	150,492
141,751	Sandvik AB	3,127,690
14,421	Securitas AB, Class B Shares	148,536
44,932	Skandinaviska Enskilda Banken AB, Class A Shares	641,755
9,673	Skanska AB, Class B Shares	171,182
9,547	SKF AB, Class B Shares	209,531
7,439	Spotify Technology SA*	2,207,746
16,329	Svenska Cellulosa AB SCA, Class B Shares	249,936
160,234	Svenska Handelsbanken AB, Class A Shares	1,501,134
24,465	Swedbank AB, Class A Shares	509,972
5,633	Swedish Orphan Biovitrum AB*	151,856
15,713	Tele2 AB, Class B Shares	153,754
79,121	Telefonaktiebolaget LM Ericsson, Class B Shares	485,443
69,034	Telia Co. AB	179,350
19,271	Trelleborg AB, Class B Shares	756,349
5,768	Volvo AB, Class A Shares	157,124
44,943	Volvo AB, Class B Shares	1,213,041
21,268	Volvo Car AB, Class B Shares*	71,613
47,307	Wihlborgs Fastigheter AB	448,724

	Total Sweden	28,834,898

Switzerland - 8.0%
45,563	ABB Ltd., Class Registered Shares	2,497,885
11,783	Accelleron Industries AG	475,790

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 8.0% - (continued)
13,185	Adecco Group AG, Class Registered Shares	$502,086
36,553	Alcon Inc.	3,273,098
2,436	Avolta AG*	98,946
1,151	Bachem Holding AG, Class B Shares	103,491
1,262	Baloise Holding AG, Class Registered Shares	218,632
818	Banque Cantonale Vaudoise, Class Registered Shares	86,253
103	Barry Callebaut AG, Class Registered Shares	178,659
508	BKW AG	80,002
796	Bucher Industries AG, Class Registered Shares	328,536
178	Chocoladefabriken Lindt & Spruengli AG	2,074,314
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	357,395
32,635	Cie Financiere Richemont SA, Class Registered Shares	5,242,005
28,405	Clariant AG, Class Registered Shares*	458,584
29,108	Coca-Cola HBC AG*	988,468
5,292	DSM-Firmenich AG	614,007
202	EMS-Chemie Holding AG, Class Registered Shares	166,827
2,097	Flughafen Zurich AG, Class Registered Shares	446,586
7,618	Galenica AG(b)	630,829
964	Geberit AG, Class Registered Shares	594,705
263	Givaudan SA, Class Registered Shares	1,236,460
294,803	Glencore PLC	1,817,602
1,066	Helvetia Holding AG, Class Registered Shares	143,510
14,951	Holcim AG*	1,307,838
33,923	Julius Baer Group Ltd.	2,038,571
12,982	Kuehne + Nagel International AG, Class Registered Shares	3,676,864
7,698	Logitech International SA, Class Registered Shares	772,139
11,014	Lonza Group AG, Class Registered Shares	6,007,882
106,842	Nestlé SA, Class Registered Shares	11,313,089
133,067	Novartis AG, Class Registered Shares	13,761,273
640	Partners Group Holding AG	857,366
6,016	PSP Swiss Property AG, Class Registered Shares	756,064
77,266	Roche Holding AG	19,814,606
11,731	Sandoz Group AG	418,276
1,188	Schindler Holding AG	309,767
580	Schindler Holding AG, Class Registered Shares	146,624
48,341	SGS SA, Class Registered Shares	4,525,946
655	Siegfried Holding AG, Class Registered Shares*	656,161
8,589	SIG Group AG*	178,663
4,354	Sika AG, Class Registered Shares	1,319,620
1,458	Sonova Holding AG, Class Registered Shares	461,248
19,337	STMicroelectronics NV	806,444
3,076	Straumann Holding AG, Class Registered Shares	399,896
5,488	Sulzer AG, Class Registered Shares	747,397
715	Swatch Group AG (The)	153,819
1,832	Swatch Group AG (The), Class Registered Shares	76,900
837	Swiss Life Holding AG, Class Registered Shares	583,306
2,099	Swiss Prime Site AG, Class Registered Shares	194,638
8,667	Swiss Re AG	1,104,332
755	Swisscom AG, Class Registered Shares	417,189
2,858	Swissquote Group Holding SA, Class Registered Shares	881,118
1,828	Temenos AG, Class Registered Shares	117,746
93,470	UBS Group AG, Class Registered Shares	2,990,537
8,630	VAT Group AG(b)	4,732,862
4,158	Zurich Insurance Group AG	2,185,249

	Total Switzerland	106,328,100

Taiwan - 0.6%
52,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,309,019
42,300	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,388,992

	Total Taiwan	7,698,011

United Kingdom - 17.2%
27,212	3i Group PLC	1,004,003

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 17.2% - (continued)
8,812	4imprint Group PLC	$741,708
7,256	Admiral Group PLC	251,647
36,422	Anglo American PLC	1,191,852
5,212	ARM Holdings PLC, ADR*(a)	628,150
12,599	Ashtead Group PLC	927,761
9,437	Associated British Foods PLC	309,575
121,361	AstraZeneca PLC	18,872,498
25,005	Auto Trader Group PLC(b)	262,971
76,644	Aviva PLC	471,759
182,693	BAE Systems PLC	3,253,579
105,824	Balfour Beatty PLC	502,664
4,281,327	Barclays PLC	12,132,434
27,611	Barratt Developments PLC	179,303
63,209	Beazley PLC	557,789
38,686	Berkeley Group Holdings PLC	2,608,095
2,006,508	BP PLC	12,568,209
205,377	British American Tobacco PLC	6,347,204
90,717	British Land Co. PLC (The), REIT	508,789
171,793	BT Group PLC	286,876
49,317	Bunzl PLC	1,850,510
87,890	Burberry Group PLC	1,163,898
153,603	Centrica PLC	279,022
5,772	Coca-Cola Europacific Partners PLC	425,454
308,901	Compass Group PLC	8,677,297
19,155	Computacenter PLC	687,290
141,683	ConvaTec Group PLC(b)	449,645
3,806	Croda International PLC	222,867
18,549	CVS Group PLC	275,101
50,016	Darktrace PLC*	376,939
402,653	Diageo PLC	13,580,837
55,868	Dowlais Group PLC	49,756
54,136	Drax Group PLC	360,876
54,930	easyJet PLC	326,034
26,086	Endeavour Mining PLC	567,534
17,393	Entain PLC	151,405
4,707	Ferguson PLC	968,418
565,851	GSK PLC	12,694,464
561,536	Haleon PLC	2,340,097
11,049	Halma PLC	316,558
81,188	Harbour Energy PLC	344,251
11,273	Hargreaves Lansdown PLC	151,961
539,907	HSBC Holdings PLC	4,837,952
18,312	IMI PLC	435,016
23,488	Imperial Brands PLC	583,058
53,507	Inchcape PLC	544,772
39,035	Informa PLC	425,477
4,758	InterContinental Hotels Group PLC	482,726
21,801	Intermediate Capital Group PLC	651,317
4,394	Intertek Group PLC	268,288
47,083	J Sainsbury PLC	167,233
79,192	JD Sports Fashion PLC	131,072
23,224	JET2 PLC	397,225
1,005,135	Kingfisher PLC	3,399,003
20,089	Land Securities Group PLC, REIT	168,784
1,186,397	Legal & General Group PLC	3,810,629
4,691,150	Lloyds Banking Group PLC	3,344,277
12,747	London Stock Exchange Group PLC	1,495,705
198,531	LondonMetric Property PLC, REIT	518,324
63,316	M&G PLC	161,301
171,945	Man Group PLC	586,531
205,782	Marks & Spencer Group PLC	802,801

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 17.2% - (continued)
39,255	Melrose Industries PLC	$311,302
13,090	Mondi PLC	261,395
168,085	MONY Group PLC	484,186
208,553	National Grid PLC	2,378,037
945,326	NatWest Group PLC	3,826,702
3,436	Next PLC	411,573
16,661	Nomad Foods Ltd.	292,567
73,850	OSB Group PLC	440,360
17,783	Pearson PLC	216,413
9,115	Persimmon PLC	169,959
18,541	Phoenix Group Holdings PLC	118,057
82,654	QinetiQ Group PLC	472,434
196,144	Reckitt Benckiser Group PLC	11,209,575
218,967	RELX PLC	9,598,613
72,744	Rentokil Initial PLC	386,923
31,461	Rio Tinto PLC	2,209,826
2,819,993	Rolls-Royce Holdings PLC*	16,393,337
35,323	Safestore Holdings PLC, REIT	406,203
28,644	Sage Group PLC (The)	374,227
24,043	Schroders PLC	120,746
230,762	Segro PLC, REIT	2,691,926
262,240	Serco Group PLC	596,610
7,477	Severn Trent PLC	228,642
183,208	Shell PLC	6,610,569
428,228	Shell PLC(a)	15,536,932
25,133	Smith & Nephew PLC	318,644
9,774	Smiths Group PLC	215,476
8,126	Spectris PLC	340,722
2,011	Spirax-Sarco Engineering PLC	229,313
30,989	SSE PLC	696,340
253,761	Standard Chartered PLC	2,541,357
332,298	Taylor Wimpey PLC	630,013
199,109	Tesco PLC	793,149
173,272	Tritax Big Box REIT PLC	350,663
143,926	Unilever PLC	7,886,334
20,180	United Utilities Group PLC	262,717
658,668	Vodafone Group PLC	640,785
13,186	Weir Group PLC (The)	359,046
203,939	WH Smith PLC	3,001,590
35,446	Whitbread PLC	1,345,666
17,287	Wise PLC, Class A Shares*	182,411
31,080	WPP PLC	325,892

	Total United Kingdom	228,945,803

United States - 0.3%
503	Booking Holdings Inc.	1,899,504
17,634	Liberty Media Corp.-Liberty Formula One, Class C Shares*	1,307,385
1,857	Linde PLC	808,760

	Total United States	4,015,649

Uruguay - 0.0%@
359	MercadoLibre Inc.*	619,483

	TOTAL COMMON STOCKS (Cost - $987,869,905)	1,289,828,391

PREFERRED STOCKS - 0.2%
Germany - 0.2%
1,468	Bayerische Motoren Werke AG, Class Preferred Shares	141,010
16,875	Dr ING hc F Porsche AG, Class Preferred Shares(b)	1,390,960
4,720	Henkel AG & Co. KGaA, Class Preferred Shares	426,461
4,631	Porsche Automobil Holding SE, Class Preferred Shares	253,994
721	Sartorius AG, Class Preferred Shares	188,834
5,754	Volkswagen AG, Class Preferred Shares	718,598

	TOTAL PREFERRED STOCKS (Cost - $3,305,986)	3,119,857

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
OPEN END MUTUAL FUND SECURITY - 0.1%
United States - 0.1%
25,603		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost - $1,026,058)	$1,298,584

RIGHTS - 0.0%@
France - 0.0%@
516,621		Alstom SA expires 6/10/24*(a)	553,955

United Kingdom - 0.0%@
60,827		National Grid PLC expires 12/31/49*	151,962

		TOTAL RIGHTS (Cost - $0)	705,917

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $992,201,949)	1,294,952,749

Face Amount†
SHORT-TERM INVESTMENTS (c) - 4.5%
MONEY MARKET FUND - 2.3%
$ 30,440,611		Invesco STIT - Government & Agency Portfolio, Institutional Class, 5.169%(d)
		(Cost - $30,440,611)	30,440,611

TIME DEPOSITS - 2.2%
		ANZ National Bank - Hong Kong:
23,039	AUD	2.940% due 6/3/24	15,328
8,498	NZD	3.420% due 6/4/24	5,224
7,313,081		ANZ National Bank - London, 4.680% due 6/3/24	7,313,081
		BBH - New York:
183,628	DKK	2.500% due 6/3/24	26,709
174,615	SEK	2.510% due 6/3/24	16,593
2,977,810	EUR	2.800% due 6/3/24	3,230,477
2,048,756	NOK	3.270% due 6/3/24	195,189
1,358	ZAR	6.190% due 6/3/24	72
2,362	CAD	BNP Paribas - Paris, 3.800% due 6/3/24	1,734
80,290		Canadian Imperial Bank of Commerce - Toronto, 4.680% due 6/3/24	80,290
10,314,657		Citibank - New York, 4.680% due 6/3/24	10,314,657
641,420	HKD	HSBC Bank - Hong Kong, 2.270% due 6/3/24	82,020
107,076	SGD	HSBC Bank - Singapore, 2.240% due 6/3/24	79,245
5,499,725		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	5,499,725
579,087	GBP	Royal Bank of Canada - London, 4.160% due 6/3/24	737,931
805,499	CHF	Skandinaviska Enskilda Banken AB - Stockholm, 0.510% due 6/3/24	892,718
		Sumitomo Mitsui Banking Corp. - Tokyo:
29,665,418	JPY	(0.120)% due 6/3/24	188,633
205,669		4.680% due 6/3/24	205,669

		TOTAL TIME DEPOSITS (Cost - $28,885,295)	28,885,295

		TOTAL SHORT-TERM INVESTMENTS (Cost - $59,325,906)	59,325,906

		TOTAL INVESTMENTS - 101.7% (Cost - $1,051,527,855)	1,354,278,655

		Liabilities in Excess of Other Assets - (1.7)%	(22,541,842)

		TOTAL NET ASSETS - 100.0%	$1,331,736,813

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $20,949,517 and represents 1.6% of net assets.

(c)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.2%.
(d)	Represents investments of collateral received from securities lending transactions.

At May 31, 2024, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$ 1,051,527,855	$ 392,250,522	$ (89,485,104)	$ 302,765,418

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
ETF	—	Exchange-Traded Fund
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	18.6%
Financials	15.6
Health Care	14.3
Information Technology	11.5
Consumer Discretionary	10.7
Consumer Staples	8.8
Materials	5.8
Energy	4.3
Communication Services	3.3
Utilities	2.9
Real Estate	2.0
Short-Term Investments	2.2

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At May 31, 2024, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 Futures	25	6/24	$1,351,271	$1,351,724	$453
FTSE 100 Index Futures	6	6/24	626,490	633,531	7,041
SPI 200 Index Futures	3	6/24	389,117	385,158	(3,959)
TOPIX Index Futures	4	6/24	693,969	705,052	11,083

					$14,618

At May 31, 2024, International Equity Fund had deposited cash of $234,567 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.8%
Australia - 0.0%@
40,000	MMG Ltd.*	$19,539

Brazil - 4.9%
127,938	Ambev SA	281,640
15,076	Atacadao SA	28,480
865,732	B3 SA - Brasil Bolsa Balcao	1,764,024
42,982	Banco Bradesco SA	93,719
29,651	Banco BTG Pactual SA	178,372
392,692	Banco do Brasil SA	2,028,052
305,029	BB Seguridade Participacoes SA	1,876,208
10,693	BRF SA*	37,834
15,025	Caixa Seguridade Participacoes SA	42,546
356,847	CCR SA	818,174
32,875	Centrais Eletricas Brasileiras SA	217,800
9,128	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	128,387
13,971	Cia Siderurgica Nacional SA	34,800
452,598	Cosan SA*	1,173,889
7,096	CPFL Energia SA	46,079
5,554	Energisa SA	48,345
21,442	Eneva SA*	50,754
78,912	Engie Brasil Energia SA	651,282
26,753	Equatorial Energia SA	148,915
139,945	Fleury SA	374,430
133,187	Hapvida Participacoes e Investimentos SA*(a)	101,198
8,586	Hypera SA	44,391
21,493	JBS SA	118,040
623,500	JSL SA	1,246,703
20,243	Klabin SA	78,331
22,815	Localiza Rent a Car SA	185,648
22,790	Lojas Renner SA	56,940
365,500	Movida Participacoes SA*	451,024
24,863	Natura & Co. Holding SA	70,310
47,600	NU Holdings Ltd., Class A Shares*	565,488
442,490	Odontoprev SA	940,384
93,183	Petroleo Brasileiro SA	722,218
101,293	Petróleo Brasileiro SA, ADR	1,575,106
20,814	PRIO SA	164,927
32,855	Raia Drogasil SA	156,853
82,266	Rede D’Or Sao Luiz SA(a)	430,188
33,328	Rumo SA	125,093
31,594	Sendas Distribuidora SA*	73,281
21,460	Suzano SA	199,020
23,521	TIM SA	71,039
12,300	TOTVS SA	67,271
16,567	Ultrapar Participações SA	73,098
90,429	Vale SA	1,088,334
74,689	Vale SA, Class B Shares, ADR	900,003
520,800	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	804,321
226,035	Vibra Energia SA	927,169
350,342	WEG SA	2,505,183

	Total Brazil	23,765,291

Chile - 0.9%
106,491	Antofagasta PLC	3,014,334
1,063,451	Banco de Chile	126,266
2,057	Banco de Credito e Inversiones SA	58,369
1,469,702	Banco Santander Chile	69,560
33,447	Cencosud SA	62,807
448,463	Cia Sud Americana de Vapores SA	29,051

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.9% - (continued)
32,401	Empresas CMPC SA	$67,803
9,413	Empresas COPEC SA	78,126
473,707	Enel Americas SA	46,853
564,409	Enel Chile SA	32,345
23,830	Falabella SA*	72,188
5,222,651	Latam Airlines Group SA	70,259
13,112	Sociedad Quimica y Minera de Chile SA, ADR(b)	612,330

	Total Chile	4,340,291

China - 22.8%
9,300	360 Security Technology Inc., Class A Shares*	10,561
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	7,818
20,000	AAC Technologies Holdings Inc.	61,579
3,600	Accelink Technologies Co., Ltd., Class A Shares	16,415
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares	14,215
3,000	AECC Aviation Power Co., Ltd., Class A Shares	15,411
111,800	Agricultural Bank of China Ltd., Class A Shares	67,560
693,000	Agricultural Bank of China Ltd., Class H Shares(c)	290,274
11,877	Aier Eye Hospital Group Co., Ltd., Class A Shares	19,818
13,600	Air China Ltd., Class A Shares*	13,984
15,000	Akeso Inc.*(a)	84,414
535,876	Alibaba Group Holding Ltd.	5,245,014
54,392	Alibaba Group Holding Ltd., ADR	4,261,069
31,400	Aluminum Corp. of China Ltd., Class A Shares	35,463
102,000	Aluminum Corp. of China Ltd., Class H Shares(c)	76,299
351	Amlogic Shanghai Co., Ltd., Class A Shares	2,817
2,500	Angel Yeast Co., Ltd., Class A Shares	10,531
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	20,158
422,337	Anhui Conch Cement Co., Ltd., Class H Shares(c)	1,044,847
1,000	Anhui Gujing Distillery Co., Ltd., Class A Shares	34,526
3,700	Anhui Gujing Distillery Co., Ltd., Class B Shares	57,652
8,300	Anhui Jianghuai Automobile Group Corp., Ltd., Class A Shares*	18,414
200	Anhui Yingjia Distillery Co., Ltd., Class A Shares	1,920
600	Anjoy Foods Group Co., Ltd., Class A Shares	7,521
33,800	ANTA Sports Products Ltd.	363,467
700	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	7,387
3,284	Autohome Inc., ADR	93,266
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	14,822
8,199	AVIC Industry-Finance Holdings Co., Ltd., Class A Shares	3,254
44,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	19,930
2,200	AVICOPTER PLC, Class A Shares	12,624
16,800	BAIC BluePark New Energy Technology Co., Ltd., Class A Shares*	17,136
2,800	Baidu Inc., ADR*	272,160
56,468	Baidu Inc., Class A Shares*	685,482
19,200	Bank of Beijing Co., Ltd., Class A Shares	15,381
16,600	Bank of Changsha Co., Ltd., Class A Shares	19,631
4,000	Bank of Chengdu Co., Ltd., Class A Shares	8,701
54,930	Bank of China Ltd., Class A Shares	33,571
1,989,000	Bank of China Ltd., Class H Shares(c)	944,456
54,100	Bank of Communications Co., Ltd., Class A Shares	52,497
219,000	Bank of Communications Co., Ltd., Class H Shares(c)	165,042
14,800	Bank of Hangzhou Co., Ltd., Class A Shares	27,697
35,590	Bank of Jiangsu Co., Ltd., Class A Shares	40,585
16,600	Bank of Nanjing Co., Ltd., Class A Shares	23,692
8,290	Bank of Ningbo Co., Ltd., Class A Shares	28,262
29,640	Bank of Shanghai Co., Ltd., Class A Shares	31,875
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	28,687
687	Beijing Kingsoft Office Software Inc., Class A Shares	24,438
2,000	Beijing New Building Materials PLC, Class A Shares	8,910
388	Beijing Roborock Technology Co., Ltd., Class A Shares	22,295
4,900	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	19,136
2,600	Beijing Tongrentang Co., Ltd., Class A Shares	15,957

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 22.8% - (continued)
1,218	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares	$11,417
79,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	55,201
6,207	Bilibili Inc., Class Z Shares*	89,886
68,500	BOE Technology Group Co., Ltd., Class A Shares	38,527
2,800	BYD Co., Ltd., Class A Shares	88,475
43,000	BYD Co., Ltd., Class H Shares(c)	1,209,512
22,500	BYD Electronic International Co., Ltd.	97,744
639	Cambricon Technologies Corp., Ltd., Class A Shares*	15,348
32,800	CGN Power Co., Ltd., Class A Shares	18,919
254,000	CGN Power Co., Ltd., Class H Shares*(a)(c)	97,180
600	Changchun High-Tech Industry Group Co., Ltd., Class A Shares	8,660
1,100	Changjiang Securities Co., Ltd., Class A Shares	838
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	15,616
2,800	China Baoan Group Co., Ltd., Class A Shares	3,818
237,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	144,781
43,000	China Coal Energy Co., Ltd., Class H Shares(c)	54,188
54,000	China Communications Services Corp., Ltd., Class H Shares(c)	26,079
21,100	China Construction Bank Corp., Class A Shares	20,449
6,010,224	China Construction Bank Corp., Class H Shares(c)	4,269,932
6,200	China CSSC Holdings Ltd., Class A Shares	31,704
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	14,859
47,400	China Energy Engineering Corp., Ltd., Class A Shares	14,292
91,612	China Everbright Bank Co., Ltd., Class A Shares	40,855
52,000	China Everbright Bank Co., Ltd., Class H Shares(c)	16,731
92,000	China Feihe Ltd.(a)	45,566
12,000	China Galaxy Securities Co., Ltd., Class A Shares	19,056
98,500	China Galaxy Securities Co., Ltd., Class H Shares(c)	53,053
10,800	China Greatwall Technology Group Co., Ltd., Class A Shares	13,901
53,000	China Hongqiao Group Ltd.	87,661
12,400	China International Capital Corp., Ltd., Class A Shares	53,934
34,000	China International Capital Corp., Ltd., Class H Shares(a)(c)	40,578
7,200	China Jushi Co., Ltd., Class A Shares	11,359
5,300	China Life Insurance Co., Ltd., Class A Shares	22,916
186,000	China Life Insurance Co., Ltd., Class H Shares(c)	265,003
8,800	China Literature Ltd.*(a)	29,765
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	73,015
79,000	China Mengniu Dairy Co., Ltd.*	145,747
32,700	China Merchants Bank Co., Ltd., Class A Shares	154,432
961,391	China Merchants Bank Co., Ltd., Class H Shares(c)	4,304,508
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	20,765
9,230	China Merchants Securities Co., Ltd., Class A Shares	18,058
6,520	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares*	8,682
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	30,100
167,700	China Minsheng Banking Corp., Ltd., Class H Shares(c)	63,674
78,000	China National Building Material Co., Ltd., Class H Shares(c)	31,328
34,000	China National Nuclear Power Co., Ltd., Class A Shares	44,860
2,470	China National Software & Service Co., Ltd., Class A Shares	10,439
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	13,555
44,000	China Oilfield Services Ltd., Class H Shares(c)	46,912
12,500	China Pacific Insurance Group Co., Ltd., Class A Shares	49,615
69,400	China Pacific Insurance Group Co., Ltd., Class H Shares*(c)	182,035
43,800	China Petroleum & Chemical Corp., Class A Shares	38,898
610,000	China Petroleum & Chemical Corp., Class H Shares(c)	387,711
27,800	China Railway Group Ltd., Class A Shares	25,184
93,000	China Railway Group Ltd., Class H Shares(c)	50,063
22,980	China Railway Signal & Communication Corp., Ltd., Class A Shares	17,372
4,498	China Resources Microelectronics Ltd., Class A Shares	23,644
14,000	China Resources Mixc Lifestyle Services Ltd.(a)	48,740
44,500	China Resources Pharmaceutical Group Ltd.(a)	32,953
400	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	3,348
13,299	China Shenhua Energy Co., Ltd., Class A Shares	77,528

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 22.8% - (continued)
84,500	China Shenhua Energy Co., Ltd., Class H Shares(c)	$409,798
20,400	China Southern Airlines Co., Ltd., Class A Shares*	16,514
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	44,522
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	26,757
2,535	China Tourism Group Duty Free Corp., Ltd., Class A Shares	24,819
3,700	China Tourism Group Duty Free Corp., Ltd., Class H Shares(a)(c)	29,607
1,048,000	China Tower Corp., Ltd., Class H Shares(a)(c)	123,523
40,000	China United Network Communications Ltd., Class A Shares	25,173
15,600	China Vanke Co., Ltd., Class A Shares	17,753
43,500	China Vanke Co., Ltd., Class H Shares(c)	29,757
41,200	China Yangtze Power Co., Ltd., Class A Shares	150,897
1,200	China Zhenhua Group Science & Technology Co., Ltd., Class A Shares	7,472
52,390	China Zheshang Bank Co., Ltd., Class A Shares*	21,517
1,800	Chongqing Brewery Co., Ltd., Class A Shares	17,108
16,182	Chongqing Changan Automobile Co., Ltd., Class A Shares	30,733
28,000	Chongqing Rural Commercial Bank Co., Ltd., Class A Shares	19,892
3,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	13,540
152,000	CITIC Ltd.	154,036
17,365	CITIC Securities Co., Ltd., Class A Shares	44,707
47,925	CITIC Securities Co., Ltd., Class H Shares(c)	74,757
26,600	CMOC Group Ltd., Class A Shares	30,709
96,000	CMOC Group Ltd., Class H Shares(c)	89,123
1,820	CNGR Advanced Material Co., Ltd., Class A Shares	8,858
16,100	CNPC Capital Co., Ltd., Class A Shares	12,592
75,580	Contemporary Amperex Technology Co., Ltd., Class A Shares	2,061,186
45,800	COSCO SHIPPING Development Co., Ltd., Class A Shares	16,784
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares	12,868
32,000	COSCO Shipping Energy Transportation Co., Ltd., Class H Shares(c)	45,098
20,720	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	42,948
80,750	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(c)	135,230
268,000	Country Garden Holdings Co., Ltd.*(d)(e)	16,621
51,400	CRRC Corp., Ltd., Class A Shares	49,321
109,000	CRRC Corp., Ltd., Class H Shares(c)	65,322
8,700	CSC Financial Co., Ltd., Class A Shares	25,392
2,880	CSPC Innovation Pharmaceutical Co., Ltd., Class A Shares	12,417
229,120	CSPC Pharmaceutical Group Ltd.	194,994
21,700	Daqin Railway Co., Ltd., Class A Shares	21,122
3,283	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	9,074
2,100	Dong-E-E-Jiao Co., Ltd., Class A Shares	19,581
600	Dongfang Electric Corp., Ltd., Class A Shares	1,519
19,025	East Money Information Co., Ltd., Class A Shares	32,511
600	Eastroc Beverage Group Co., Ltd., Class A Shares	17,692
900	Ecovacs Robotics Co., Ltd., Class A Shares	6,186
21,000	ENN Energy Holdings Ltd.	193,562
333,173	ENN Natural Gas Co., Ltd., Class A Shares	834,596
2,000	Eoptolink Technology Inc. Ltd., Class A Shares	23,821
2,581	Eve Energy Co., Ltd., Class A Shares	13,921
7,300	Everbright Securities Co., Ltd., Class A Shares	15,870
4,000	Flat Glass Group Co., Ltd., Class A Shares	13,594
10,000	Flat Glass Group Co., Ltd., Class H Shares(c)	20,303
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	18,163
5,686	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	28,043
53,500	Fosun International Ltd.	30,063
17,700	Founder Securities Co., Ltd., Class A Shares	20,166
20,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	62,982
118,800	Full Truck Alliance Co., Ltd., ADR	1,050,192
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	26,105
13,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(c)	77,075
3,220	Ganfeng Lithium Group Co., Ltd., Class A Shares	14,940
8,120	Ganfeng Lithium Group Co., Ltd., Class H Shares(a)(c)	22,507
21,800	GD Power Development Co., Ltd., Class A Shares	16,121

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 22.8% - (continued)
15,100	GEM Co., Ltd., Class A Shares	$13,652
26,000	Genscript Biotech Corp.*	33,420
9,000	GF Securities Co., Ltd., Class A Shares	15,968
34,600	GF Securities Co., Ltd., Class H Shares(c)	31,369
6,800	Giant Biogene Holding Co., Ltd.*(a)	43,042
924	Gigadevice Semiconductor Inc., Class A Shares	10,576
4,300	GoerTek Inc., Class A Shares	10,184
2,700	Goldwind Science & Technology Co., Ltd., Class A Shares	2,901
1,100	Goneo Group Co., Ltd., Class A Shares	18,328
2,000	Gotion High-tech Co., Ltd., Class A Shares*	5,592
4,100	Great Wall Motor Co., Ltd., Class A Shares	14,631
55,500	Great Wall Motor Co., Ltd., Class H Shares(c)	95,971
222,600	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,247,526
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	15,392
7,700	Guanghui Energy Co., Ltd., Class A Shares	8,490
15,100	Guangzhou Automobile Group Co., Ltd., Class A Shares	17,507
88,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	36,690
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	11,247
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	11,786
1,100	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Shares	5,120
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares	2,713
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	8,694
12,500	Guolian Securities Co., Ltd., Class A Shares*(e)	18,896
9,400	Guosen Securities Co., Ltd., Class A Shares	11,590
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	31,898
5,900	Guoyuan Securities Co., Ltd., Class A Shares	5,225
14,327	H World Group Ltd., ADR	533,394
44,000	Haidilao International Holding Ltd.(a)	98,270
7,300	Haier Smart Home Co., Ltd., Class A Shares	29,705
60,800	Haier Smart Home Co., Ltd., Class H Shares(c)	220,979
70,600	Hainan Airlines Holding Co., Ltd., Class A Shares*	13,227
29,200	Hainan Airport Infrastructure Co., Ltd., Class A Shares*	13,763
16,000	Haitian International Holdings Ltd.	48,868
9,300	Haitong Securities Co., Ltd., Class A Shares	10,640
67,200	Haitong Securities Co., Ltd., Class H Shares(c)	33,130
3,528	Hangzhou First Applied Material Co., Ltd., Class A Shares*	12,629
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares*	7,006
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	2,966
28,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	57,646
1,600	Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A Shares	5,110
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	18,492
317,000	Hengan International Group Co., Ltd.	1,105,822
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	21,282
8,200	Hengtong Optic-electric Co., Ltd., Class A Shares	16,918
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares*	2,954
4,000	Hisense Home Appliances Group Co., Ltd., Class A Shares	22,393
5,000	Hisense Home Appliances Group Co., Ltd., Class H Shares(c)	22,697
699	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	11,271
14,100	HLA Group Corp., Ltd., Class A Shares	18,764
900	Hoshine Silicon Industry Co., Ltd., Class A Shares*	6,550
12,000	Hua Hong Semiconductor Ltd.*(a)	29,793
18,400	Huadian Power International Corp., Ltd., Class A Shares	16,706
1,694	Huadong Medicine Co., Ltd., Class A Shares	7,392
15,100	Huafon Chemical Co., Ltd., Class A Shares	15,707
3,500	Huagong Tech Co., Ltd., Class A Shares*	14,443
7,500	Huaibei Mining Holdings Co., Ltd., Class A Shares	20,284
2,260	Hualan Biological Engineering Inc., Class A Shares	5,667
22,500	Huaneng Power International Inc., Class A Shares*	27,765
114,000	Huaneng Power International Inc., Class H Shares*(c)	75,623
7,200	Huatai Securities Co., Ltd., Class A Shares	13,495
35,800	Huatai Securities Co., Ltd., Class H Shares(a)(c)	40,867

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 22.8% - (continued)
30,500	Huaxia Bank Co., Ltd., Class A Shares	$28,938
323,799	Huayu Automotive Systems Co., Ltd., Class A Shares	716,991
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	13,872
3,200	Humanwell Healthcare Group Co., Ltd., Class A Shares	8,505
3,785	Hundsun Technologies Inc., Class A Shares	10,466
7,200	Hygeia Healthcare Holdings Co., Ltd.(a)	30,240
3,242	Hygon Information Technology Co., Ltd., Class A Shares	31,820
4,600	IEIT Systems Co., Ltd., Class A Shares	23,061
3,900	Iflytek Co., Ltd., Class A Shares	22,706
560	Imeik Technology Development Co., Ltd., Class A Shares	15,508
111,300	Industrial & Commercial Bank of China Ltd., Class A Shares	83,184
1,665,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	943,229
31,400	Industrial Bank Co., Ltd., Class A Shares	77,374
19,760	Industrial Securities Co., Ltd., Class A Shares	14,602
800	Ingenic Semiconductor Co., Ltd., Class A Shares	6,422
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	13,345
7,700	Inner Mongolia Dian Tou Energy Corp., Ltd., Class A Shares	24,126
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	9,813
13,600	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	53,015
38,800	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	71,432
30,500	Innovent Biologics Inc.*(a)	138,076
12,965	iQIYI Inc., ADR*	60,028
2,200	Isoftstone Information Technology Group Co., Ltd., Class A Shares*	12,033
4,116	JA Solar Technology Co., Ltd., Class A Shares	8,560
2,600	Jason Furniture Hangzhou Co., Ltd., Class A Shares	12,851
4,000	JCET Group Co., Ltd., Class A Shares	14,306
26,000	JD Health International Inc.*(a)	87,566
45,200	JD Logistics Inc.*(a)	49,518
82,405	JD.com Inc., ADR	2,440,836
69,256	JD.com Inc., Class A Shares	1,020,823
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares*	9,109
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	24,986
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	13,323
10,301	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	60,046
3,000	Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	21,898
1,500	Jiangsu Pacific Quartz Co., Ltd., Class A Shares	8,028
1,800	Jiangsu Yanghe Distillery Co., Ltd., Class A Shares	23,168
1,430	Jiangsu Yangnong Chemical Co., Ltd., Class A Shares	11,830
3,200	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A Shares	17,184
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	12,867
5,300	Jiangxi Copper Co., Ltd., Class A Shares	18,724
29,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	63,321
9,597	Jinko Solar Co., Ltd., Class A Shares	10,762
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	11,677
2,130	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	2,171
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares	8,023
1,268	Kangmei Pharmaceutical Co., Ltd., Class A Shares*#(d)	2
8,033	Kanzhun Ltd., ADR	170,701
76,898	KE Holdings Inc., ADR	1,304,959
66,000	Kingdee International Software Group Co., Ltd.*	67,997
22,400	Kingsoft Corp., Ltd.	71,953
61,800	Kuaishou Technology, Class B Shares*(a)	440,976
2,800	Kunlun Tech Co., Ltd., Class A Shares*	13,502
1,788	Kweichow Moutai Co., Ltd., Class A Shares	406,147
6,600	LB Group Co., Ltd., Class A Shares	19,024
1,864,000	Lenovo Group Ltd.	2,683,225
9,000	Lens Technology Co., Ltd., Class A Shares	18,966
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	10,203
30,006	Li Auto Inc., Class A Shares*	305,823
56,000	Li Ning Co., Ltd.	146,262
70,500	Liaoning Port Co., Ltd., Class A Shares	13,491

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 22.8% - (continued)
14,500	Lingyi iTech Guangdong Co., Class A Shares	$9,846
3,100	Livzon Pharmaceutical Group Inc., Class A Shares	16,521
39,500	Longfor Group Holdings Ltd.(a)	62,670
9,072	LONGi Green Energy Technology Co., Ltd., Class A Shares	23,213
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	48,405
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	48,197
3,400	Mango Excellent Media Co., Ltd., Class A Shares	10,832
864	Maxscend Microelectronics Co., Ltd., Class A Shares	10,331
11,300	Meihua Holdings Group Co., Ltd., Class A Shares*	17,093
345,683	Meituan, Class B Shares*(a)	4,683,942
36,900	Metallurgical Corp. of China Ltd., Class A Shares	16,569
120,600	Midea Group Co., Ltd., Class A Shares	1,075,193
8,716	MINISO Group Holding Ltd.	49,506
47,100	MINISO Group Holding Ltd., ADR	1,059,279
964,000	Minth Group Ltd.	1,910,681
1,749	Montage Technology Co., Ltd., Class A Shares	12,727
10,086	Muyuan Foods Co., Ltd., Class A Shares	65,555
10,195	NARI Technology Co., Ltd., Class A Shares	31,605
5,493	National Silicon Industry Group Co., Ltd., Class A Shares*	10,252
1,200	NAURA Technology Group Co., Ltd., Class A Shares	48,527
90,125	NetEase Inc.	1,598,965
10,185	NetEase Inc., ADR	906,771
2,400	New China Life Insurance Co., Ltd., Class A Shares	10,777
21,000	New China Life Insurance Co., Ltd., Class H Shares(c)	43,133
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	8,829
37,010	New Oriental Education & Technology Group Inc.*	295,578
3,400	Ninestar Corp., Class A Shares	12,742
2,492	Ningbo Deye Technology Co., Ltd., Class A Shares	23,142
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares*	13,916
4,500	Ningbo Sanxing Medical Electric Co., Ltd., Class A Shares	21,073
5,200	Ningbo Shanshan Co., Ltd., Class A Shares	7,609
800	Ningbo Tuopu Group Co., Ltd., Class A Shares	6,355
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares*	23,059
36,543	NIO Inc., ADR*(b)	196,967
50,400	Nongfu Spring Co., Ltd., Class H Shares(a)(c)	268,741
1,000	Oppein Home Group Inc., Class A Shares	9,370
14,464	Orient Securities Co., Ltd., Class A Shares	16,134
5,400	People.cn Co., Ltd., Class A Shares	16,327
24,800	People’s Insurance Co. Group of China Ltd. (The), Class A Shares	18,136
243,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(c)	84,637
21,700	PetroChina Co., Ltd., Class A Shares	30,446
528,000	PetroChina Co., Ltd., Class H Shares(c)	538,910
2,025	Pharmaron Beijing Co., Ltd., Class A Shares	5,751
172,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	224,000
681,880	Ping An Bank Co., Ltd., Class A Shares	1,042,914
17,500	Ping An Insurance Group Co. of China Ltd., Class A Shares	103,907
852,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	4,335,873
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	25,366
13,600	Pop Mart International Group Ltd.(a)	64,774
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	31,366
183,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(c)	103,452
22,300	Power Construction Corp. of China Ltd., Class A Shares	16,427
93,700	Proya Cosmetics Co., Ltd., Class A Shares	1,408,874
5,679	Qifu Technology Inc., ADR	109,718
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	19,753
4,000	Range Intelligent Computing Technology Group Co., Ltd., Class A Shares	14,087
11,850	Rongsheng Petrochemical Co., Ltd., Class A Shares*	16,355
11,800	SAIC Motor Corp., Ltd., Class A Shares	22,862
9,500	Sailun Group Co., Ltd., Class A Shares	19,458
6,100	Sanan Optoelectronics Co., Ltd., Class A Shares	10,533
800	Sangfor Technologies Inc., Class A Shares*	6,040

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 22.8% - (continued)
9,400	Sany Heavy Industry Co., Ltd., Class A Shares*	$20,945
7,247	Satellite Chemical Co., Ltd., Class A Shares	18,198
20,600	SDIC Capital Co., Ltd., Class A Shares	17,448
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	35,838
2,700	Seres Group Co., Ltd., Class A Shares*	33,127
7,700	SF Holding Co., Ltd., Class A Shares	39,117
975	SG Micro Corp., Class A Shares	10,412
16,700	Shaanxi Coal Industry Co., Ltd., Class A Shares	59,681
10,950	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A Shares	16,495
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	22,124
15,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(c)	33,176
2,250	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	8,908
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	7,920
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	14,126
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	36,490
4,620	Shanghai Aiko Solar Energy Co., Ltd., Class A Shares	7,410
101,138	Shanghai Baosight Software Co., Ltd., Class A Shares	551,222
23,664	Shanghai Baosight Software Co., Ltd., Class B Shares	51,533
637	Shanghai BOCHU Electronic Technology Corp., Ltd., Class A Shares	17,545
39,300	Shanghai Electric Group Co., Ltd., Class A Shares*	22,782
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	12,770
474,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	742,692
2,000	Shanghai International Airport Co., Ltd., Class A Shares*	9,571
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	14,095
2,700	Shanghai Jinjiang International Hotels Co., Ltd., Class A Shares	10,451
2,200	Shanghai M&G Stationery Inc., Class A Shares	10,789
2,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	6,753
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	24,935
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	46,181
5,102	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares*	11,489
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	15,466
19,600	Shanghai Rural Commercial Bank Co., Ltd., Class A Shares	21,311
1,498	Shanghai United Imaging Healthcare Co., Ltd., Class A Shares	26,359
6,100	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	9,224
7,400	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	23,109
3,500	Shanxi Meijin Energy Co., Ltd., Class A Shares*	2,684
2,140	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	71,195
18,000	Shenergy Co., Ltd., Class A Shares	21,681
4,400	Shengyi Technology Co., Ltd., Class A Shares	12,001
1,260	Shennan Circuits Co., Ltd., Class A Shares	15,728
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	30,558
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	1,684
263,200	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,101,505
2,240	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	5,629
18,800	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	751,541
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	19,832
971	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	17,517
69,100	Shenzhou International Group Holdings Ltd.	693,522
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	11,623
4,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	9,916
4,400	Sichuan Kelun Pharmaceutical Co., Ltd., Class A Shares	19,389
17,860	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	19,331
1,200	Sichuan Swellfun Co., Ltd., Class A Shares	7,477
2,300	Sieyuan Electric Co., Ltd., Class A Shares	22,335
9,000	Silergy Corp.	132,027
4,000	Sinoma Science & Technology Co., Ltd., Class A Shares	8,252
840	Sinomine Resource Group Co., Ltd., Class A Shares	3,573
574,972	Sinopharm Group Co., Ltd., Class H Shares(c)	1,560,389
16,500	Sinotruk Hong Kong Ltd.	38,376
37,000	Smoore International Holdings Ltd.(a)	41,301
3,520	Songcheng Performance Development Co., Ltd., Class A Shares	4,954

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 22.8% - (continued)
2,000	Spring Airlines Co., Ltd., Class A Shares*	$15,474
560	StarPower Semiconductor Ltd., Class A Shares	6,744
52,550	Sungrow Power Supply Co., Ltd., Class A Shares	715,355
16,200	Sunny Optical Technology Group Co., Ltd.	89,438
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	5,987
30,403	SUPCON Technology Co., Ltd., Class A Shares	178,658
512	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	9,257
1,400	Suzhou TFC Optical Communication Co., Ltd., Class A Shares	17,022
12,280	TAL Education Group, ADR*	139,501
8,060	TBEA Co., Ltd., Class A Shares	16,571
20,020	TCL Technology Group Corp., Class A Shares*	11,815
4,875	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares	7,414
419,431	Tencent Holdings Ltd.	19,457,669
21,977	Tencent Music Entertainment Group, ADR	317,568
2,300	Tianqi Lithium Corp., Class A Shares	11,417
1,122,000	Tingyi Cayman Islands Holding Corp.	1,372,284
31,600	Tongcheng Travel Holdings Ltd.*	72,309
4,800	TongFu Microelectronics Co., Ltd., Class A Shares*	15,176
5,900	Tongkun Group Co., Ltd., Class A Shares*	12,255
31,900	Tongling Nonferrous Metals Group Co., Ltd., Class A Shares	17,505
10,300	Tongwei Co., Ltd., Class A Shares*	32,621
39,000	Topsports International Holdings Ltd.(a)	25,542
25,000	TravelSky Technology Ltd., Class H Shares(c)	32,937
4,401	Trina Solar Co., Ltd., Class A Shares	13,397
14,164	Trip.com Group Ltd.*	722,649
23,133	Trip.com Group Ltd., ADR*	1,191,581
300	Tsingtao Brewery Co., Ltd., Class A Shares	3,207
18,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	127,423
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares*	7,472
8,160	Unisplendour Corp., Ltd., Class A Shares*	24,801
12,558	Vipshop Holdings Ltd., ADR	201,807
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	3,312
8,300	Wanda Film Holding Co., Ltd., Class A Shares*	15,026
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	56,722
12,400	Weichai Power Co., Ltd., Class A Shares	27,131
725,200	Weichai Power Co., Ltd., Class H Shares(c)	1,303,966
3,040	Weihai Guangwei Composites Co., Ltd., Class A Shares*	10,916
7,640	Wens Foodstuffs Group Co., Ltd., Class A Shares	22,525
8,300	Western Mining Co., Ltd., Class A Shares	21,356
11,400	Western Securities Co., Ltd., Class A Shares	10,660
2,442	Western Superconducting Technologies Co., Ltd., Class A Shares	14,383
1,620	Will Semiconductor Co., Ltd. Shanghai, Class A Shares	20,973
1,600	Wingtech Technology Co., Ltd., Class A Shares*	6,725
8,200	Wuchan Zhongda Group Co., Ltd., Class A Shares	5,421
2,038	Wuhan Guide Infrared Co., Ltd., Class A Shares	1,841
5,500	Wuliangye Yibin Co., Ltd., Class A Shares	111,262
6,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	26,887
3,864	WuXi AppTec Co., Ltd., Class A Shares	22,334
8,748	WuXi AppTec Co., Ltd., Class H Shares(a)(c)	38,167
98,000	Wuxi Biologics Cayman Inc.*(a)	140,136
22,000	XCMG Construction Machinery Co., Ltd., Class A Shares	21,963
394,200	Xiaomi Corp., Class B Shares*(a)	879,060
2,778	Xinjiang Daqo New Energy Co., Ltd., Class A Shares*	10,239
1,556,000	Xinyi Solar Holdings Ltd.	1,021,981
29,422	XPeng Inc., Class A Shares*	122,018
28,000	Yadea Group Holdings Ltd.(a)	44,799
8,200	Yankuang Energy Group Co., Ltd., Class A Shares	28,431
59,000	Yankuang Energy Group Co., Ltd., Class H Shares(c)	147,366
3,700	Yantai Jereh Oilfield Services Group Co., Ltd., Class A Shares	17,800
1,470	Yealink Network Technology Corp., Ltd., Class A Shares	7,505
111,357	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	690,753

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 22.8% - (continued)
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	$7,464
7,100	Yintai Gold Co., Ltd., Class A Shares	19,049
1,430	YongXing Special Materials Technology Co., Ltd., Class A Shares	8,464
5,330	Yonyou Network Technology Co., Ltd., Class A Shares*	8,274
8,200	YTO Express Group Co., Ltd., Class A Shares	18,304
10,499	Yum China Holdings Inc.	375,444
4,160	Yunda Holding Co., Ltd., Class A Shares	5,089
7,900	Yunnan Aluminium Co., Ltd., Class A Shares	15,770
2,400	Yunnan Baiyao Group Co., Ltd., Class A Shares	17,476
800	Yunnan Botanee Bio-Technology Group Co., Ltd., Class A Shares*	5,905
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	7,082
6,100	Yutong Bus Co., Ltd., Class A Shares	20,468
4,000	Zangge Mining Co., Ltd., Class A Shares	14,436
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	25,023
36,500	Zhaojin Mining Industry Co., Ltd., Class H Shares(c)	63,936
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	8,025
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	6,177
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	14,460
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	11,370
27,680	Zhejiang Expressway Co., Ltd., Class H Shares(c)	18,129
2,158	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	8,581
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	8,396
5,900	Zhejiang Juhua Co., Ltd., Class A Shares	19,343
10,982	Zhejiang Leapmotor Technology Co., Ltd.*(a)	40,162
7,200	Zhejiang NHU Co., Ltd., Class A Shares	18,817
5,500	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	17,465
23,800	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares*	21,950
7,900	Zheshang Securities Co., Ltd., Class A Shares	11,940
1,300	Zhongji Innolight Co., Ltd., Class A Shares	28,089
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	22,951
17,500	Zhongsheng Group Holdings Ltd.	31,541
2,300	Zhongtai Securities Co., Ltd., Class A Shares	1,983
3,906	Zhuzhou CRRC Times Electric Co., Ltd., Class A Shares	25,824
11,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	43,865
33,400	Zijin Mining Group Co., Ltd., Class A Shares	79,865
136,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	286,471
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	14,596
3,100	ZTE Corp., Class A Shares*	11,523
18,000	ZTE Corp., Class H Shares*(c)	37,116
12,553	ZTO Express Cayman Inc., ADR	286,083

	Total China	110,395,067

Colombia - 0.0%@
6,956	Bancolombia SA	64,644
12,422	Interconexion Electrica SA ESP	61,547

	Total Colombia	126,191

Cyprus - 0.0%@
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*#(d)	–

Czech Republic - 0.1%
4,270	CEZ AS	178,144
3,257	Komercni Banka AS	111,727
10,147	Moneta Money Bank AS(a)	44,425

	Total Czech Republic	334,296

Egypt - 0.3%
1,593,504	Cleopatra Hospital*	217,771
55,480	Commercial International Bank - Egypt (CIB)(d)	91,782
754,211	Commercial International Bank - Egypt (CIB), Class Registered Shares, GDR	1,198,240
22,745	Eastern Co. SAE(d)	13,272

	Total Egypt	1,521,065

Georgia - 0.1%
25,900	Georgia Capital PLC*	313,906

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Germany - 0.1%
22,340	Delivery Hero SE, Class A Shares*(a)	$679,315

Greece - 0.9%
51,204	Alpha Services & Holdings SA*	86,655
339,236	Eurobank Ergasias Services & Holdings SA*	743,326
1,594	FF Group*#(d)	–
4,184	Hellenic Telecommunications Organization SA	61,025
2,718	JUMBO SA	78,072
1,626	Motor Oil Hellas Corinth Refineries SA	46,042
17,553	Mytilineos SA	699,818
129,469	National Bank of Greece SA*	1,123,591
40,460	OPAP SA	643,787
209,914	Piraeus Financial Holdings SA*	824,242
5,371	Public Power Corp. SA*	65,566

	Total Greece	4,372,124

Hong Kong - 1.7%
323,000	AIA Group Ltd.	2,510,558
164,000	Alibaba Health Information Technology Ltd.*	69,234
44,400	ASMPT Ltd.	531,196
11,000	Beijing Enterprises Holdings Ltd.	38,696
78,000	Beijing Enterprises Water Group Ltd.	24,936
110,000	Bosideng International Holdings Ltd.	63,466
64,000	Brilliance China Automotive Holdings Ltd.	50,322
15,000	C&D International Investment Group Ltd.	30,317
2,026,166	China Education Group Holdings Ltd.	1,315,892
64,800	China Gas Holdings Ltd.	61,478
656,000	China Medical System Holdings Ltd.	554,496
29,538	China Merchants Port Holdings Co., Ltd.	42,098
95,500	China Overseas Land & Investment Ltd.	181,063
131,000	China Power International Development Ltd.	61,731
40,000	China Resources Beer Holdings Co., Ltd.	160,973
21,600	China Resources Gas Group Ltd.	75,232
80,000	China Resources Land Ltd.	292,267
54,000	China Resources Power Holdings Co., Ltd.	153,168
128,000	China Ruyi Holdings Ltd.*(b)	35,075
58,000	China State Construction International Holdings Ltd.	77,032
35,800	China Taiping Insurance Holdings Co., Ltd.	38,885
51,000	Chow Tai Fook Jewellery Group Ltd.	65,756
50,000	Far East Horizon Ltd.	40,198
57,000	Galaxy Entertainment Group Ltd.	274,416
531,000	GCL Technology Holdings Ltd.	99,250
151,000	Geely Automobile Holdings Ltd.	183,524
60,000	Guangdong Investment Ltd.	34,073
92,000	Kunlun Energy Co., Ltd.	95,745
3,000	Orient Overseas International Ltd.	50,908
238,750	Sino Biopharmaceutical Ltd.	87,132
1,217,000	Want Want China Holdings Ltd.	733,857

	Total Hong Kong	8,032,974

Hungary - 0.9%
139,999	MOL Hungarian Oil & Gas PLC	1,088,045
63,918	OTP Bank Nyrt	3,090,039
3,969	Richter Gedeon Nyrt	100,681

	Total Hungary	4,278,765

India - 16.6%
1,327	ABB India Ltd.	131,880
4,372	Adani Enterprises Ltd.	179,551
7,933	Adani Green Energy Ltd.*	182,994
13,223	Adani Ports & Special Economic Zone Ltd.	229,284
19,316	Adani Power Ltd.*	176,810
14,916	Ambuja Cements Ltd.	114,162
4,996	APL Apollo Tubes Ltd.	89,310
2,520	Apollo Hospitals Enterprise Ltd.	176,790

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 16.6% - (continued)
39,500	Ashok Leyland Ltd.	$105,802
56,789	Asian Paints Ltd.	1,958,840
3,407	Astral Ltd.	86,214
7,175	AU Small Finance Bank Ltd.(a)	55,347
6,343	Aurobindo Pharma Ltd.	90,923
4,074	Avenue Supermarts Ltd.*(a)	209,254
115,857	Axis Bank Ltd.	1,623,053
1,870	Bajaj Auto Ltd.	203,674
7,206	Bajaj Finance Ltd.	584,553
9,766	Bajaj Finserv Ltd.	179,674
580	Bajaj Holdings & Investment Ltd.	55,308
2,232	Balkrishna Industries Ltd.	80,894
13,938	Bandhan Bank Ltd.(a)	31,441
28,101	Bank of Baroda	90,012
91,522	Bharat Electronics Ltd.	326,868
7,210	Bharat Forge Ltd.	135,214
26,158	Bharat Heavy Electricals Ltd.	94,652
20,838	Bharat Petroleum Corp., Ltd.	158,125
57,554	Bharti Airtel Ltd.	946,233
119	Bosch Ltd.	43,337
2,742	Britannia Industries Ltd.*	170,476
14,022	Canara Bank	19,817
18,240	CG Power & Industrial Solutions Ltd.	141,616
74,248	Cholamandalam Investment & Finance Co., Ltd.	1,116,587
13,141	Cipla Ltd.	228,364
39,287	Coal India Ltd.	233,133
4,130	Colgate-Palmolive India Ltd.	131,382
6,095	Container Corp. Of India Ltd.	79,037
3,608	Cummins India Ltd.	153,976
16,912	Dabur India Ltd.	112,017
91,447	Delhivery Ltd.*	424,556
3,172	Divi’s Laboratories Ltd.	164,133
18,595	DLF Ltd.	184,081
2,924	Dr Reddy’s Laboratories Ltd.	203,006
3,549	Eicher Motors Ltd.	203,152
61,646	GAIL India Ltd.	151,458
94,009	GMR Airports Infrastructure Ltd.*	95,212
10,532	Godrej Consumer Products Ltd.	159,501
3,891	Godrej Properties Ltd.*	130,631
6,595	Grasim Industries Ltd.	184,953
6,625	Havells India Ltd.	151,398
23,729	HCL Technologies Ltd.	377,972
2,494	HDFC Asset Management Co., Ltd.(a)	116,370
127,054	HDFC Bank Ltd.	2,317,678
106,936	HDFC Bank Ltd., ADR	6,190,525
24,643	HDFC Life Insurance Co., Ltd.(a)	161,796
3,003	Hero MotoCorp Ltd.	184,112
36,234	Hindalco Industries Ltd.	299,419
5,058	Hindustan Aeronautics Ltd.	303,856
16,838	Hindustan Petroleum Corp., Ltd.	109,114
21,689	Hindustan Unilever Ltd.	606,043
133,781	ICICI Bank Ltd.	1,806,459
178,220	ICICI Bank Ltd., ADR	4,765,603
5,885	ICICI Lombard General Insurance Co., Ltd.(a)	111,905
7,139	ICICI Prudential Life Insurance Co., Ltd.(a)	46,826
91,962	IDFC First Bank Ltd.*	84,802
20,451	Indian Hotels Co., Ltd., Class A Shares	137,830
75,308	Indian Oil Corp., Ltd.	146,317
7,982	Indian Railway Catering & Tourism Corp., Ltd.	98,134
478,644	Indus Towers Ltd.*	1,979,570
7,972	IndusInd Bank Ltd.	140,204

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 16.6% - (continued)
1,690	Info Edge India Ltd.	$115,553
86,107	Infosys Ltd.	1,449,277
44,626	Infosys Ltd., ADR(b)	747,486
4,288	InterGlobe Aviation Ltd.*(a)	215,487
78,738	ITC Ltd.	402,808
2,962	Jindal Stainless Ltd.	28,162
11,170	Jindal Steel & Power Ltd.	138,806
312,233	Jio Financial Services Ltd.*	1,296,336
8,072	JSW Energy Ltd.	59,583
15,309	JSW Steel Ltd.	162,588
9,086	Jubilant Foodworks Ltd.	54,379
130,925	Kotak Mahindra Bank Ltd.	2,672,723
17,403	Larsen & Toubro Ltd.	770,043
2,225	LTIMindtree Ltd.(a)	125,100
6,483	Lupin Ltd.	124,807
5,993	Macrotech Developers Ltd.(a)	100,831
24,102	Mahindra & Mahindra Ltd.	729,558
1,444	Mankind Pharma Ltd.*	37,545
11,927	Marico Ltd.	85,494
21,418	Maruti Suzuki India Ltd.	3,199,444
20,361	Max Healthcare Institute Ltd.	184,809
2,434	Mphasis Ltd.	66,415
71	MRF Ltd.	106,658
3,203	Muthoot Finance Ltd.	64,910
9,065	Nestle India Ltd.	256,048
81,081	NHPC Ltd.	105,262
25,684	NMDC Ltd.	80,502
109,266	NTPC Ltd.	473,297
44,240	Oberoi Realty Ltd.	968,148
84,277	Oil & Natural Gas Corp., Ltd.	269,143
147	Page Industries Ltd.	63,530
4,161	PB Fintech Ltd.*	63,218
2,863	Persistent Systems Ltd.	116,686
17,509	Petronet LNG Ltd.	62,520
46,213	Phoenix Mills Ltd. (The)	1,763,054
2,152	PI Industries Ltd.	91,703
3,821	Pidilite Industries Ltd.	135,600
1,425	Polycab India Ltd.	114,998
37,344	Power Finance Corp., Ltd.	220,269
121,853	Power Grid Corp. of India Ltd.	452,952
76,677	Punjab National Bank	119,467
33,577	REC Ltd.	217,678
316,189	Reliance Industries Ltd.	10,857,128
76,900	ReNew Energy Global PLC, Class A Shares*(b)	460,631
67,114	Samvardhana Motherson International Ltd.	121,655
10,224	SBI Cards & Payment Services Ltd.	84,731
11,477	SBI Life Insurance Co., Ltd.(a)	192,345
207	Shree Cement Ltd.	61,023
7,055	Shriram Finance Ltd.	201,866
2,332	Siemens Ltd.	195,805
443	Solar Industries India Ltd.	51,727
10,219	Sona Blw Precision Forgings Ltd.(a)	79,826
3,892	SRF Ltd.	103,168
47,271	State Bank of India	473,743
157,071	Sterling & Wilson Renewable*	1,348,049
25,031	Sun Pharmaceutical Industries Ltd.	438,473
630	Sundaram Finance Ltd.	33,969
1,431	Supreme Industries Ltd.	90,276
187,826	Suzlon Energy Ltd.*	106,928
3,941	Tata Communications Ltd.	83,883
82,995	Tata Consultancy Services Ltd.	3,688,989

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 16.6% - (continued)
14,523	Tata Consumer Products Ltd.	$183,317
865	Tata Elxsi Ltd.	71,814
43,256	Tata Motors Ltd.	478,395
11,983	Tata Motors Ltd., Class A Shares	89,135
39,727	Tata Power Co., Ltd. (The)	209,569
194,220	Tata Steel Ltd.	391,438
13,444	Tech Mahindra Ltd.	198,301
192	Thermax Ltd.	12,434
96,466	Titan Co., Ltd.	3,764,753
2,293	Torrent Pharmaceuticals Ltd.	74,217
1,979	Torrent Power Ltd.	35,611
4,675	Trent Ltd.	252,790
2,739	Tube Investments of India Ltd.	118,209
5,948	TVS Motor Co., Ltd.	155,658
19,376	UltraTech Cement Ltd.	2,295,684
37,122	Union Bank of India Ltd.	70,840
9,162	United Spirits Ltd.	127,740
151,938	UPL Ltd.	932,559
11,387	Varun Beverages Ltd.	196,429
24,282	Vedanta Ltd.	130,497
36,281	Wipro Ltd.	191,773
394,970	Yes Bank Ltd.*	110,016
160,866	Zomato Ltd.*	348,625

	Total India	80,390,116

Indonesia - 2.2%
401,700	Adaro Energy Indonesia Tbk PT	68,475
170,900	Amman Mineral Internasional PT*	127,479
197,700	Aneka Tambang Tbk	17,819
3,751,300	Astra International Tbk PT	990,087
1,420,100	Bank Central Asia Tbk PT	807,884
3,540,248	Bank Mandiri Persero Tbk PT	1,284,549
4,258,200	Bank Negara Indonesia Persero Tbk PT	1,152,299
11,112,824	Bank Rakyat Indonesia Persero Tbk PT	2,965,869
559,731	Barito Pacific Tbk PT	36,660
142,800	Chandra Asri Pacific Tbk PT	80,627
174,600	Charoen Pokphand Indonesia Tbk PT	55,737
22,997,800	GoTo Gojek Tokopedia Tbk PT, Class A Shares*	92,091
53,100	Indah Kiat Pulp & Paper Tbk PT*	29,822
74,900	Indofood CBP Sukses Makmur Tbk PT	44,922
106,100	Indofood Sukses Makmur Tbk PT	38,352
492,600	Kalbe Farma Tbk PT	45,162
255,049	Merdeka Copper Gold Tbk PT*	42,384
448,700	Sumber Alfaria Trijaya Tbk PT	73,151
7,066,887	Telkom Indonesia Persero Tbk PT	1,261,067
43,112	Telkom Indonesia Persero Tbk PT, ADR(b)	774,723
188,500	Unilever Indonesia Tbk PT	36,187
441,300	United Tractors Tbk PT	599,541

	Total Indonesia	10,624,887

Ireland - 0.6%
19,413	PDD Holdings Inc., ADR*	2,907,679

Kazakhstan - 0.5%
21,061	Kaspi.KZ JSC, ADR(e)	2,626,977

Kuwait - 0.3%
43,785	Boubyan Bank KSCP	82,974
48,681	Gulf Bank KSCP	40,332
263,956	Kuwait Finance House KSCP	630,477
21,255	Mabanee Co., KPSC	57,554
47,340	Mobile Telecommunications Co., KSCP	69,216
204,081	National Bank of Kuwait SAKP	570,943

	Total Kuwait	1,451,496

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Luxembourg - 0.2%
3,221	Reinet Investments SCA	$81,484
19,392	Ternium SA, ADR	837,346

	Total Luxembourg	918,830

Malaysia - 0.5%
66,500	AMMB Holdings Bhd	60,120
59,300	Axiata Group Bhd	35,366
84,300	CelcomDigi Berhad	68,255
160,207	CIMB Group Holdings Bhd	233,350
43,400	Gamuda Bhd	55,992
47,100	Genting Bhd	47,708
85,100	Genting Malaysia Bhd	48,014
15,800	Hong Leong Bank Bhd	64,696
48,000	IHH Healthcare Bhd	63,128
80,700	Inari Amertron Bhd	55,842
56,900	IOI Corp. Bhd	46,267
11,400	Kuala Lumpur Kepong Bhd	50,598
135,909	Malayan Banking Bhd	286,739
25,900	Malaysia Airports Holdings Bhd	54,699
57,900	Maxis Bhd	44,673
29,200	MISC Bhd	51,767
103,300	MR DIY Group M Bhd(a)	39,725
1,600	Nestle Malaysia Bhd	43,377
72,100	Petronas Chemicals Group Bhd	102,852
8,600	Petronas Dagangan Bhd	36,185
18,400	Petronas Gas Bhd	71,455
18,200	PPB Group Bhd	57,154
94,700	Press Metal Aluminium Holdings Bhd	112,707
364,500	Public Bank Bhd	317,507
31,500	QL Resources Bhd	42,228
38,400	RHB Bank Bhd	44,808
77,600	Sime Darby Bhd	45,868
56,800	Sime Darby Plantation Bhd	51,299
31,400	Telekom Malaysia Bhd	41,597
68,000	Tenaga Nasional Bhd	188,376
82,800	YTL Corp. Bhd	63,554
61,300	YTL Power International Bhd	64,278

	Total Malaysia	2,590,184

Mexico - 3.6%
70,338	Alfa SAB de CV, Class A Shares	48,919
53,813	America Movil SAB de CV, ADR	997,693
507,469	America Movil SAB de CV, Series B	470,779
14,918	Arca Continental SAB de CV	152,928
19,551	Banco del Bajio SA(a)	67,699
11,495	BBB Foods Inc., Class A Shares*(b)	313,124
12,194	Coca-Cola Femsa SAB de CV	113,878
75,717	Fibra Uno Administracion SA de CV, REIT	107,104
51,328	Fomento Economico Mexicano SAB de CV	588,012
4,494	Gruma SAB de CV, Class B Shares	87,492
7,753	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	79,519
3,855	Grupo Aeroportuario del Pacifico SAB de CV, ADR	727,284
9,814	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	184,744
4,394	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	148,322
34,834	Grupo Bimbo SAB de CV, Series A	130,986
14,463	Grupo Carso SAB de CV, Series A1	111,567
457,806	Grupo Financiero Banorte SAB de CV, Class O Shares	4,348,789
45,899	Grupo Financiero Inbursa SAB de CV, Class O Shares*	122,818
177,377	Grupo México SAB de CV, Series B	1,094,369
5,497	Industrias Peñoles SAB de CV*	86,741
456,280	Kimberly-Clark de México SAB de CV, Class A Shares	959,531
29,228	Operadora de Sites Mexicanos SAB de CV, Class 1 Shares	30,284
538,034	Orbia Advance Corp. SAB de CV	881,888

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Mexico - 3.6% - (continued)
19,988	Prologis Property Mexico SA de CV, REIT	$81,134
5,386	Promotora y Operadora de Infraestructura SAB de CV	59,150
59,681	Qualitas Controladora SAB de CV	765,908
207,300	Regional SAB de CV	1,795,809
726,472	Wal-Mart de Mexico SAB de CV	2,729,617

	Total Mexico	17,286,088

Netherlands - 0.7%
14,066	NEPI Rockcastle NV	97,369
95,344	Prosus NV*	3,494,637

	Total Netherlands	3,592,006

Peru - 0.4%
5,992	Cia de Minas Buenaventura SAA, ADR	107,257
12,546	Credicorp Ltd.	2,074,104

	Total Peru	2,181,361

Philippines - 1.2%
7,250	Ayala Corp.	73,782
183,660	Ayala Land Inc.	82,770
42,256	Bank of the Philippine Islands	86,739
59,363	BDO Unibank Inc.	131,747
6,455,900	Bloomberry Resorts Corp.*	1,168,450
545,360	International Container Terminal Services Inc.	3,185,706
63,856	JG Summit Holdings Inc.	33,795
9,430	Jollibee Foods Corp.	34,827
9,080	Manila Electric Co.	56,916
38,866	Metropolitan Bank & Trust Co.	41,298
2,295	PLDT Inc.	57,852
689,090	Robinsons Retail Holdings Inc.	459,315
6,120	SM Investments Corp.	91,121
259,400	SM Prime Holdings Inc.	119,702
22,540	Universal Robina Corp.	41,182

	Total Philippines	5,665,202

Poland - 0.7%
13,715	Allegro.eu SA*(a)	132,108
5,003	Bank Polska Kasa Opieki SA	204,157
294	Budimex SA	56,024
1,723	CD Projekt SA	57,212
1,507	Dino Polska SA*(a)	150,470
71,900	InPost SA*	1,290,674
4,278	KGHM Polska Miedz SA	165,956
30	LPP SA	133,634
371	mBank SA*	59,012
16,690	ORLEN SA	269,511
18,281	PGE Polska Grupa Energetyczna SA*	31,459
23,971	Powszechna Kasa Oszczednosci Bank Polski SA	363,597
15,525	Powszechny Zaklad Ubezpieczen SA	198,002
896	Santander Bank Polska SA	115,444

	Total Poland	3,227,260

Portugal - 0.3%
69,782	Galp Energia SGPS SA	1,470,279

Qatar - 0.3%
58,133	Barwa Real Estate Co.	45,042
87,760	Commercial Bank PSQC (The)	93,485
50,646	Dukhan Bank	49,220
37,874	Industries Qatar QSC	120,328
149,110	Masraf Al Rayan QSC	94,483
113,710	Mesaieed Petrochemical Holding Co.	53,651
19,838	Ooredoo QPSC	51,349
9,328	Qatar Electricity & Water Co. QSC	38,219
10,432	Qatar Fuel QSC	38,496
58,343	Qatar Gas Transport Co., Ltd.	63,434
22,826	Qatar International Islamic Bank QSC	62,744

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Qatar - 0.3% - (continued)
44,377	Qatar Islamic Bank SAQ	$209,599
115,644	Qatar National Bank QPSC	428,283

	Total Qatar	1,348,333

Russia - 0.0%@
64,081	Alrosa PJSC#(d)	641
502,100	Detsky Mir PJSC*#(a)(d)(f)	5,021
288,791	Gazprom PJSC*#(d)	2,676
155,000	GMK Norilskiy Nickel PAO#(d)	1,550
885,983	Inter RAO UES PJSC*#(d)	8,860
10,171	Lukoil PJSC#(d)	102
24,130	Mobile TeleSystems PJSC#(d)	241
135,663	Mobile TeleSystems PJSC, ADR*#(d)	1,357
39,065	Moscow Exchange MICEX-RTS PJSC#(d)	391
22,130	Novatek PJSC#(d)	221
38,007	Novolipetsk Steel PJSC#(d)	375
1,593	Ozon Holdings PLC, ADR*#(d)	–
921	PhosAgro PJSC#(d)	9
19	PhosAgro PJSC, Class Registered Shares, GDR*#(d)	–
869	Polyus PJSC*#(d)	9
28,885	Rosneft Oil Co. PJSC#(d)	289
891,342	Sberbank of Russia PJSC*#(d)(f)	8,913
5,523	Severstal PAO*#(d)	55
157,330	Surgutneftegas PJSC#(d)	1,573
37,602	Tatneft PJSC#(d)	327
88,972	United Co. RUSAL International PJSC*#(d)	10
2,330	VK IPJSC, GDR*#(d)	–
60,086,472	VTB Bank PJSC*#(d)	9,854
3,377	X5 Retail Group NV, Class Registered Shares, GDR*#(d)	–
7,493	Yandex NV, Class A Shares*#(d)	1

	Total Russia	42,475

Saudi Arabia - 2.2%
3,310	ACWA Power Co.	355,314
8,788	Ades Holding Co.*	41,970
3,528	Advanced Petrochemical Co.*	37,721
189,651	Al Rajhi Bank	3,853,047
32,602	Alinma Bank	267,432
7,258	Almarai Co. JSC	101,267
19,740	Arab National Bank	103,884
773	Arabian Internet & Communications Services Co.	54,248
15,611	Bank AlBilad	136,401
14,923	Bank Al-Jazira*	59,787
15,203	Banque Saudi Fransi	136,259
1,888	Bupa Arabia for Cooperative Insurance Co.	116,435
1,435	Co. for Cooperative Insurance (The)	50,706
891	Dallah Healthcare Co.	39,142
15,526	Dar Al Arkan Real Estate Development Co.*	49,463
12,561	Dr Sulaiman Al Habib Medical Services Group Co.	898,661
610	Elm Co.	129,688
8,864	Etihad Etisalat Co.	110,521
15,972	Jarir Marketing Co.	54,175
13,687	Mobile Telecommunications Co.	41,262
2,322	Mouwasat Medical Services Co.	66,245
1,521	Nahdi Medical Co.	53,173
1,801	Power & Water Utility Co. for Jubail & Yanbu	28,209
35,698	Riyad Bank	232,496
6,142	SABIC Agri-Nutrients Co.	174,508
8,982	Sahara International Petrochemical Co.	71,546
502	SAL Saudi Logistics Services	34,238
31,964	Saudi Arabian Mining Co.*	394,137
72,474	Saudi Arabian Oil Co.(a)	560,086
1,248	Saudi Aramco Base Oil Co.	43,330

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Saudi Arabia - 2.2% - (continued)
23,002	Saudi Awwal Bank	$237,476
23,148	Saudi Basic Industries Corp.	469,207
19,795	Saudi Electricity Co.	88,315
8,724	Saudi Industrial Investment Group	50,012
13,037	Saudi Investment Bank (The)	43,480
15,381	Saudi Kayan Petrochemical Co.*	32,723
73,786	Saudi National Bank (The)	672,237
874	Saudi Research & Media Group*	47,652
1,126	Saudi Tadawul Group Holding Co.	71,195
54,726	Saudi Telecom Co.	525,269
5,902	Savola Group (The)*	68,355
6,510	Yanbu National Petrochemical Co.	63,105

	Total Saudi Arabia	10,664,377

Singapore - 0.0%@
4,800	BOC Aviation Ltd.(a)	35,675

South Africa - 2.6%
21,936	Absa Group Ltd.	174,236
1,850	Anglo American Platinum Ltd.	60,800
10,171	Aspen Pharmacare Holdings Ltd.	126,021
8,399	Bid Corp., Ltd.	187,091
88,064	Bidvest Group Ltd. (The)	1,151,898
17,600	Capitec Bank Holdings Ltd.	1,995,753
5,447	Clicks Group Ltd.	85,757
15,366	Discovery Ltd.	89,802
7,197	Exxaro Resources Ltd.	69,702
126,420	FirstRand Ltd.	439,612
22,375	Gold Fields Ltd.	351,476
14,566	Harmony Gold Mining Co., Ltd.	133,128
21,330	Impala Platinum Holdings Ltd.	108,562
1,524	Kumba Iron Ore Ltd.	40,322
1,071,233	Life Healthcare Group Holdings Ltd.	631,045
42,465	MTN Group Ltd.	188,786
4,694	Naspers Ltd., Class N Shares	937,835
114,250	Nedbank Group Ltd.	1,389,761
8,806	Northam Platinum Holdings Ltd.	60,892
109,313	Old Mutual Ltd.	61,868
17,652	OUTsurance Group Ltd.	37,664
58,129	Pepkor Holdings Ltd.(a)	52,748
11,851	Remgro Ltd.	76,578
309,468	Sanlam Ltd.	1,170,492
13,620	Sasol Ltd.	91,499
12,587	Shoprite Holdings Ltd.	167,436
63,957	Sibanye Stillwater Ltd.	80,205
143,001	Standard Bank Group Ltd.	1,366,758
194,908	Vodacom Group Ltd.	963,634
22,047	Woolworths Holdings Ltd.	63,722

	Total South Africa	12,355,083

South Korea - 11.3%
775	Alteogen Inc.*	104,187
680	Amorepacific Corp.	95,495
3,961	Celltrion Inc.	507,837
468	Celltrion Pharm Inc.*	30,412
255	CJ CheilJedang Corp.	64,446
520	CosmoAM&T Co., Ltd.*	58,634
17,220	Coway Co., Ltd.	708,856
1,093	DB Insurance Co., Ltd.	82,333
8,846	Doosan Bobcat Inc.	372,700
12,898	Doosan Enerbility Co., Ltd.*	195,033
1,334	Ecopro BM Co., Ltd.*	186,496
2,500	Ecopro Co., Ltd.*	171,859
210	Ecopro Materials Co., Ltd.*	12,033

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 11.3% - (continued)
227	Enchem Co., Ltd.*	$48,180
1,242	GS Holdings Corp.	39,095
7,321	Hana Financial Group Inc.	325,701
699	Hanjin Kal Corp.	32,147
1,886	Hankook Tire & Technology Co., Ltd.	59,776
159	Hanmi Pharm Co., Ltd.	32,571
1,096	Hanmi Semiconductor Co., Ltd.	128,364
1,993	Hanon Systems	7,209
950	Hanwha Aerospace Co., Ltd.	141,057
2,236	Hanwha Ocean Co., Ltd.*	48,129
3,319	Hanwha Solutions Corp.	76,230
1,100	HD Hyundai Co., Ltd.	54,599
288	HD Hyundai Electric Co., Ltd.	62,910
669	HD Hyundai Heavy Industries Co., Ltd.	62,405
1,094	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	103,080
2,995	HLB Inc.*	132,913
5,643	HMM Co., Ltd.	73,394
591	HYBE Co., Ltd.	86,469
1,889	Hyundai Engineering & Construction Co., Ltd.	45,322
434	Hyundai Glovis Co., Ltd.	56,719
6,098	Hyundai Mobis Co., Ltd.	944,321
3,555	Hyundai Motor Co.	655,527
2,601	Hyundai Steel Co.	56,177
8,855	Industrial Bank of Korea	87,999
8,305	Kakao Corp.	262,367
3,932	KakaoBank Corp.	63,158
344	Kakaopay Corp.*	7,789
1,179	Kangwon Land Inc.	12,769
37,364	KB Financial Group Inc.	2,139,216
13,193	Kia Corp.	1,128,669
1,875	Korea Aerospace Industries Ltd.	70,212
5,504	Korea Electric Power Corp.	77,884
955	Korea Investment Holdings Co., Ltd.	45,363
195	Korea Zinc Co., Ltd.	74,251
6,375	Korean Air Lines Co., Ltd.	96,455
699	Krafton Inc.*	126,229
36,964	KT Corp.	977,081
11,541	KT&G Corp.	698,171
1,186	Kum Yang Co., Ltd.*	72,678
408	Kumho Petrochemical Co., Ltd.	43,436
620	L&F Co., Ltd.*	70,708
5,861	LG Chem Ltd.	1,504,303
2,541	LG Corp.	149,124
7,551	LG Display Co., Ltd.	54,496
2,933	LG Electronics Inc.	223,483
1,238	LG Energy Solution Ltd.*	298,633
218	LG H&H Co., Ltd.	66,155
336	LG Innotek Co., Ltd.	60,180
8,928	LG Uplus Corp.	62,443
421	Lotte Chemical Corp.	34,397
2,561	Meritz Financial Group Inc.	143,359
5,672	Mirae Asset Securities Co., Ltd.	29,824
9,176	NAVER Corp.	1,128,556
406	NCSoft Corp.	56,135
529	Netmarble Corp.*(a)	23,098
3,575	NH Investment & Securities Co., Ltd.	32,016
638	Orion Corp.	42,292
1,134	Posco DX Co., Ltd.	29,232
831	POSCO Future M Co., Ltd.	152,543
1,864	POSCO Holdings Inc.	501,896
1,191	Posco International Corp.	37,424

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 11.3% - (continued)
1,346	Samsung Biologics Co., Ltd.*(a)	$713,454
2,268	Samsung C&T Corp.	221,008
3,787	Samsung E&A Co., Ltd.*	64,010
1,588	Samsung Electro-Mechanics Co., Ltd.	177,784
349,617	Samsung Electronics Co., Ltd.	18,751,622
796	Samsung Fire & Marine Insurance Co., Ltd.	202,406
17,567	Samsung Heavy Industries Co., Ltd.*	117,068
2,029	Samsung Life Insurance Co., Ltd.	124,710
4,393	Samsung SDI Co., Ltd.	1,200,262
1,026	Samsung SDS Co., Ltd.	114,410
1,352	Samsung Securities Co., Ltd.	35,520
108,762	Shinhan Financial Group Co., Ltd.	3,698,910
946	SK Biopharmaceuticals Co., Ltd.*	58,870
725	SK Bioscience Co., Ltd.*	27,288
86,151	SK Hynix Inc.	11,819,186
815	SK IE Technology Co., Ltd.*(a)	25,623
854	SK Inc.	109,107
1,746	SK Innovation Co., Ltd.*	127,063
2,405	SK Square Co., Ltd.*	136,495
1,610	SK Telecom Co., Ltd.	59,346
436	SKC Co., Ltd.*	44,370
1,034	S-Oil Corp.	51,316
16,907	Woori Financial Group Inc.	173,031
1,358	Yuhan Corp.	68,061

	Total South Korea	54,667,560

Taiwan - 14.5%
13,000	Accton Technology Corp.	203,374
80,000	Acer Inc.	130,608
12,753	Advantech Co., Ltd.	138,399
4,139	Airtac International Group	130,445
2,000	Alchip Technologies Ltd.	177,477
541,498	ASE Technology Holding Co., Ltd.	2,609,000
59,000	Asia Cement Corp.	75,491
6,000	Asia Vital Components Co., Ltd.	142,061
18,000	Asustek Computer Inc.	284,914
163,800	AUO Corp.*	90,054
16,000	Catcher Technology Co., Ltd.	110,808
238,550	Cathay Financial Holding Co., Ltd.*	414,461
38,762	Chailease Holding Co., Ltd.	182,252
130,456	Chang Hwa Commercial Bank Ltd.	73,293
49,000	Cheng Shin Rubber Industry Co., Ltd.	91,764
71,000	China Airlines Ltd.	48,994
368,112	China Development Financial Holding Corp.*	160,733
298,000	China Steel Corp.	217,997
110,000	Chroma ATE Inc.	971,808
95,000	Chunghwa Telecom Co., Ltd.	374,848
97,000	Compal Electronics Inc.	110,869
460,880	CTBC Financial Holding Co., Ltd.	501,189
248,000	Delta Electronics Inc.	2,476,079
21,000	E Ink Holdings Inc.	141,697
375,277	E.Sun Financial Holding Co., Ltd.	330,654
4,100	Eclat Textile Co., Ltd.	61,321
2,000	eMemory Technology Inc.	134,997
80,000	Eva Airways Corp.	88,041
26,791	Evergreen Marine Corp., Taiwan Ltd.	173,579
67,000	Far Eastern New Century Corp.	69,733
44,000	Far EasTone Telecommunications Co., Ltd.	113,088
12,230	Feng TAY Enterprise Co., Ltd.	58,119
272,863	First Financial Holding Co., Ltd.	231,674
88,000	Formosa Chemicals & Fibre Corp.	143,514
27,000	Formosa Petrochemical Corp.	56,232

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 14.5% - (continued)
96,000	Formosa Plastics Corp.	$193,091
3,000	Fortune Electric Co., Ltd.	65,950
204,554	Fubon Financial Holding Co., Ltd.	461,520
12,000	Gigabyte Technology Co., Ltd.	117,214
3,000	Global Unichip Corp.	134,907
164,000	Globalwafers Co., Ltd.	2,664,364
318,480	Hon Hai Precision Industry Co., Ltd.	1,688,692
7,140	Hotai Motor Co., Ltd.	135,041
206,051	Hua Nan Financial Holdings Co., Ltd.	159,000
216,096	Innolux Corp.*	92,969
72,000	Inventec Corp.	118,955
2,541	Largan Precision Co., Ltd.	177,807
50,264	Lite-On Technology Corp., ADR	167,451
89,000	MediaTek Inc.	3,372,938
303,776	Mega Financial Holding Co., Ltd.	365,377
17,000	Micro-Star International Co., Ltd.	100,449
122,000	Nan Ya Plastics Corp.	199,932
29,000	Nanya Technology Corp.	58,065
5,000	Nien Made Enterprise Co., Ltd.	54,061
71,000	Novatek Microelectronics Corp.	1,293,674
50,000	Pegatron Corp.	162,925
7,000	PharmaEssentia Corp.*	90,087
63,000	Pou Chen Corp.	72,824
41,806	Poya International Co., Ltd.	652,495
15,539	President Chain Store Corp.	129,316
275,000	Quanta Computer Inc.	2,313,131
13,000	Realtek Semiconductor Corp.	216,971
34,000	Ruentex Development Co., Ltd.*	46,708
96,598	Shanghai Commercial & Savings Bank Ltd. (The)	137,218
389,693	Shin Kong Financial Holding Co., Ltd.*	113,439
247,387	SinoPac Financial Holdings Co., Ltd.	175,695
32,700	Synnex Technology International Corp.	85,000
264,234	Taishin Financial Holding Co., Ltd.	149,883
157,696	Taiwan Business Bank	82,288
173,668	Taiwan Cement Corp.	176,441
287,337	Taiwan Cooperative Financial Holding Co., Ltd.	226,073
56,000	Taiwan High Speed Rail Corp.	51,711
46,000	Taiwan Mobile Co., Ltd.	149,949
994,507	Taiwan Semiconductor Manufacturing Co., Ltd.	25,035,171
87,035	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,145,766
35,000	Unimicron Technology Corp.	196,163
129,000	Uni-President Enterprises Corp.	317,486
294,000	United Microelectronics Corp.	498,170
22,000	Vanguard International Semiconductor Corp.	73,020
2,000	Voltronic Power Technology Corp.	104,194
60,427	Walsin Lihwa Corp.	68,755
19,630	Wan Hai Lines Ltd.	48,179
65,216	Winbond Electronics Corp.	50,486
70,000	Wistron Corp.	241,824
9,000	Wiwynn Corp.	688,644
41,760	WPG Holdings Ltd.	110,678
61,700	Yageo Corp.	1,264,332
48,000	Yang Ming Marine Transport Corp.	105,700
253,915	Yuanta Financial Holding Co., Ltd.	248,145
16,000	Zhen Ding Technology Holding Ltd.	60,446

	Total Taiwan	70,230,337

Thailand - 0.8%
30,100	Advanced Info Service PCL, NVDR	165,490
124,500	Airports of Thailand PCL, NVDR	220,142
185,700	Asset World Corp. PCL, NVDR	19,242
278,600	Bangkok Dusit Medical Services PCL, NVDR	204,269

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 0.8% - (continued)
232,900	Bangkok Expressway & Metro PCL, NVDR	$49,829
16,300	BTS Group Holdings PCL, NVDR	2,126
15,000	Bumrungrad Hospital PCL, NVDR	98,861
60,900	Central Pattana PCL, NVDR	94,732
52,416	Central Retail Corp. PCL, NVDR	43,452
87,000	Charoen Pokphand Foods PCL, NVDR*	54,144
146,200	CP ALL PCL, NVDR	228,611
47,400	CP Axtra PCL, NVDR	37,210
82,000	Delta Electronics Thailand PCL, NVDR	165,020
36,200	Energy Absolute PCL, NVDR	22,727
17,400	Global Power Synergy PCL, NVDR	22,284
68,200	Gulf Energy Development PCL, NVDR	75,450
137,900	Home Product Center PCL, NVDR	34,963
33,600	Indorama Ventures PCL, NVDR	21,232
21,950	Intouch Holdings PCL, NVDR	40,135
188,700	Kasikornbank PCL	665,965
19,700	Kasikornbank PCL, NVDR	70,180
87,300	Krung Thai Bank PCL, NVDR	40,812
22,200	Krungthai Card PCL, NVDR	27,640
91,300	Minor International PCL, NVDR	76,242
170,700	PTT Exploration & Production PCL	713,567
34,800	PTT Exploration & Production PCL, NVDR	146,020
55,700	PTT Global Chemical PCL, NVDR	52,881
98,900	PTT Oil & Retail Business PCL, NVDR	48,634
250,300	PTT PCL, NVDR	222,611
19,900	SCB X PCL, NVDR	57,547
35,400	SCG Packaging PCL, NVDR	32,166
23,000	Siam Cement PCL (The), NVDR	147,868
35,500	Thai Oil PCL, NVDR	49,977
456,700	TMBThanachart Bank PCL, NVDR	20,957
272,121	True Corp. PCL, NVDR*	63,645

	Total Thailand	4,036,631

Turkey - 1.1%
78,127	Akbank TAS	160,889
32,036	Aselsan Elektronik Sanayi Ve Ticaret AS	58,305
60,336	BIM Birlesik Magazalar AS	900,560
1,507	Coca-Cola Icecek AS	35,679
34,916	Eregli Demir ve Celik Fabrikalari TAS	52,052
1,799	Ford Otomotiv Sanayi AS	61,024
25,546	Haci Ömer Sabanci Holding AS	77,392
19,638	KOC Holding AS	145,081
251,340	MLP Saglik Hizmetleri AS, Class B Shares*(a)	2,109,461
5,249	Pegasus Hava Tasimaciligi AS*	32,883
24,386	Sasa Polyester Sanayi AS*	33,465
443,220	Sok Marketler Ticaret AS	807,699
55,071	Tofas Turk Otomobil Fabrikasi AS	528,577
13,822	Turk Hava Yollari AO*	129,857
25,061	Turkcell Iletisim Hizmetleri AS	77,697
204,992	Turkiye Is Bankasi AS, Class C Shares	102,753
21,767	Turkiye Petrol Rafinerileri AS	119,428
28,575	Turkiye Sise ve Cam Fabrikalari AS	44,139
81,036	Yapi ve Kredi Bankasi AS	81,159

	Total Turkey	5,558,100

United Arab Emirates - 0.5%
76,139	Abu Dhabi Commercial Bank PJSC	161,838
41,360	Abu Dhabi Islamic Bank PJSC	126,298
99,203	Abu Dhabi National Oil Co. for Distribution PJSC	87,516
103,843	Aldar Properties PJSC	155,483
571,635	Americana Restaurants International PLC	505,000
83,196	Dubai Islamic Bank PJSC	125,191
182,118	Emaar Properties PJSC	379,773

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
United Arab Emirates - 0.5% - (continued)
48,384		Emirates NBD Bank PJSC	$204,901
90,891		Emirates Telecommunications Group Co. PJSC	398,891
117,121		First Abu Dhabi Bank PJSC	370,024
114,981		Multiply Group PJSC*	59,139

		Total United Arab Emirates	2,574,054

United Kingdom - 0.9%
10,538		Anglogold Ashanti PLC	250,797
37,000		Bank of Georgia Group PLC	1,754,261
600,959		Helios Towers PLC*	959,998
21,681		Unilever PLC	1,180,724

		Total United Kingdom	4,145,780

United States - 0.3%
17,562		BeiGene Ltd.*	200,686
3,620		EPAM Systems Inc.*	644,107
3,024		Legend Biotech Corp., ADR*	120,990
2,690		Southern Copper Corp.	319,115

		Total United States	1,284,898

Uruguay - 1.8%
61,600		Arcos Dorados Holdings Inc., Class A Shares	595,056
12,776		Globant SA*	2,058,469
3,408		MercadoLibre Inc.*	5,880,777

		Total Uruguay	8,534,302

		TOTAL COMMON STOCKS (Cost - $397,562,421)	468,588,794

PREFERRED STOCKS - 1.7%
Brazil - 0.6%
140,936		Banco Bradesco SA, Class Preferred Shares	340,044
5,428		Centrais Eletricas Brasileiras SA, Class Preferred B Shares	40,447
48,798		Cia Energetica de Minas Gerais, Class Preferred Shares	92,462
28,455		Cia Paranaense de Energia - Copel, Class Preferred B Shares	49,202
37,579		Gerdau SA, Class Preferred Shares	129,599
130,516		Itau Unibanco Holding SA, Class Preferred Shares	771,228
145,769		Itausa SA, Class Preferred Shares	270,094
23,858		Klabin SA, Class Preferred Shares	18,355
126,076		Petroleo Brasileiro SA, Class Preferred Shares	931,300
9,738		Telefonica Brasil SA, Class Preferred Shares	80,296

		Total Brazil	2,723,027

Chile - 0.0%@
3,712		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	173,875

Colombia - 0.0%@
11,353		Bancolombia SA, Class Preferred Shares	100,158

Mexico - 0.1%
418,317		Cemex SAB de CV, Class Preferred Shares*	315,340

Russia - 0.0%@
209,216		Surgutneftegas PJSC, Class Preferred Shares#(d)	850

South Korea - 1.0%
940		Hyundai Motor Co., Class Preferred 2nd Shares	105,058
565		Hyundai Motor Co., Class Preferred Shares	63,014
149		LG Chem Ltd., Class Preferred Shares	25,674
104,961		Samsung Electronics Co., Ltd., Class Preferred Shares	4,592,176

		Total South Korea	4,785,922

		TOTAL PREFERRED STOCKS (Cost - $8,060,828)	8,099,172

RIGHT - 0.0%@
Brazil - 0.0%@
408		Equatorial Energia SA expires 6/12/24*(e) (Cost - $0)	–

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $405,623,249)	476,687,966

Face Amount†
SHORT-TERM INVESTMENTS (g) - 2.5%
MONEY MARKET FUND - 0.6%
$ 2,786,130		Invesco STIT - Government & Agency Portfolio, Institutional Class, 5.169%(h) (Cost - $2,786,130)	2,786,130

TIME DEPOSITS - 1.9%
55,633		ANZ National Bank - London, 4.680% due 6/3/24	55,633
18,376	EUR	BBH - New York, 2.800% due 6/3/24	19,935
		BNP Paribas - Paris:
604,482	HKD	2.270% due 6/3/24	77,297
30,767	ZAR	6.190% due 6/3/24	1,638
2,701,170		Citibank - New York, 4.680% due 6/3/24	2,701,170
1,791,113		DBS Bank Ltd. - Singapore, 4.680% due 6/3/24	1,791,113
8	EUR	DNB - Oslo, 2.800% due 6/3/24	8
1,022,411	HKD	HSBC Bank - Hong Kong, 2.270% due 6/3/24	130,739
132	GBP	HSBC Bank - London, 4.160% due 6/3/24	169
4,599,838		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	4,599,838
71,540	HKD	Societe Generale SA - Paris, 2.270% due 6/3/24	9,148

		TOTAL TIME DEPOSITS (Cost - $9,386,688)	9,386,688

		TOTAL SHORT-TERM INVESTMENTS (Cost - $12,172,818)	12,172,818

		TOTAL INVESTMENTS - 101.0% (Cost - $417,796,067)	488,860,784

		Liabilities in Excess of Other Assets - (1.0)%	(4,756,890)

		TOTAL NET ASSETS - 100.0%	$484,103,894

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $ 14,690,646 and represents 3.0% of net assets.

(b)	All or a portion of this security is on loan (See Note 1).
(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2024, amounts to $13,934 and represents less than 0.05% of net assets.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.9%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2024, the Fund held Level 3 securities in the amount of $43,327, representing less than 0.05% of net assets.

At May 31, 2024, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$ 417,796,067	$138,548,275	$(67,487,496)	$71,060,779

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology
Semiconductors & Semiconductor Equipment	13.1%
Technology Hardware, Storage & Peripherals	6.6
IT Services	2.1
Other	2.3
Financials
Banks	18.1
Insurance	3.0
Consumer Finance	1.0
Other	1.3
Consumer Discretionary	14.1
Communication Services	8.0
Industrials	7.4
Materials	5.4
Energy	5.0
Consumer Staples	4.6
Health Care	3.2
Utilities	1.6
Real Estate	1.3
Short-Term Investments	1.9

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At May 31, 2024, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index Futures	12	6/24	$637,838	$633,900	$(3,938)

At May 31, 2024, Emerging Markets Equity Fund had deposited cash of $29,994 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8%
Advertising - 0.0%@
$ 77,000	BBB+	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	$74,644

Aerospace/Defense - 0.8%
615,000	BBB+	BAE Systems Holdings Inc., Company Guaranteed Notes, 3.850% due 12/15/25(a)	599,193
		Boeing Co. (The), Senior Unsecured Notes:
510,000	BBB-	4.875% due 5/1/25	504,402
2,347,000	BBB-	2.196% due 2/4/26	2,203,060
50,000	BBB-	3.100% due 5/1/26	47,388
70,000	BBB-	2.700% due 2/1/27	64,213
480,000	BBB-	2.800% due 3/1/27	440,189
130,000	BBB-	3.200% due 3/1/29	114,247
50,000	BBB-	6.528% due 5/1/34(a)	50,631
40,000	BBB-	3.550% due 3/1/38	28,767
40,000	BBB-	3.750% due 2/1/50	25,986
1,350,000	BBB-	5.805% due 5/1/50	1,206,453
248,000	BBB-	3.950% due 8/1/59	155,094
101,000	BBB-	5.930% due 5/1/60	88,775
		General Dynamics Corp., Company Guaranteed Notes:
350,000	A-	3.750% due 5/15/28	335,727
10,000	A-	4.250% due 4/1/40	8,783
25,000	A-	2.850% due 6/1/41	18,020
85,000	A-	4.250% due 4/1/50	71,164
50,000	BBB+	General Electric Co., Senior Unsecured Notes, 5.875% due 1/14/38	51,587
		L3Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	471,337
388,000	BBB	5.400% due 1/15/27	388,963
531,000	BBB	4.400% due 6/15/28	513,475
30,000	BBB	5.054% due 4/27/45	27,707
182,000	BBB	5.600% due 7/31/53	179,855
		Lockheed Martin Corp., Senior Unsecured Notes:
90,000	A-	3.900% due 6/15/32	83,289
40,000	A-	4.500% due 5/15/36	37,179
50,000	A-	4.070% due 12/15/42	42,020
126,000	A-	3.800% due 3/1/45	99,735
50,000	A-	4.700% due 5/15/46	45,124
25,000	A-	2.800% due 6/15/50	15,886
50,000	A-	4.090% due 9/15/52	39,973
784,000	A-	4.150% due 6/15/53	632,072
25,000	A-	5.700% due 11/15/54	25,615
120,000	A-	5.200% due 2/15/64	112,886
		Northrop Grumman Corp., Senior Unsecured Notes:
10,000	BBB+	2.930% due 1/15/25	9,841
720,000	BBB+	3.250% due 1/15/28	676,248
334,000	BBB+	4.700% due 3/15/33	320,808
64,000	BBB+	4.750% due 6/1/43	57,208
111,000	BBB+	4.030% due 10/15/47	87,924
280,000	BBB+	5.250% due 5/1/50	266,526
		RTX Corp., Senior Unsecured Notes:
70,000	BBB+	3.150% due 12/15/24	69,113
130,000	BBB+	3.950% due 8/16/25	127,702
250,000	BBB+	5.750% due 11/8/26	252,387

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Aerospace/Defense - 0.8% - (continued)
$ 250,000	BBB+	3.500% due 3/15/27	$239,257
337,000	BBB+	4.125% due 11/16/28	322,613
140,000	BBB+	5.750% due 1/15/29	143,328
140,000	BBB+	2.250% due 7/1/30	118,505
470,000	BBB+	6.000% due 3/15/31	487,305
116,000	BBB+	2.375% due 3/15/32	94,176
164,000	BBB+	6.100% due 3/15/34	171,435
25,000	BBB+	4.450% due 11/16/38	22,037
660,000	BBB+	4.500% due 6/1/42	572,223
76,000	BBB+	3.750% due 11/1/46	56,985
177,000	BBB+	2.820% due 9/1/51	107,611
90,000	BBB+	3.030% due 3/15/52	57,088
100,000	BBB+	5.375% due 2/27/53	94,778
		TransDigm Inc., Senior Secured Notes:
240,000	B+	7.125% due 12/1/31(a)	246,477
170,000	B+	6.625% due 3/1/32(a)	170,697

		Total Aerospace/Defense	13,501,067

Agriculture - 0.5%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	38,816
20,000	BBB	4.400% due 2/14/26	19,677
210,000	BBB	6.200% due 11/1/28	216,804
752,000	BBB	4.800% due 2/14/29	736,903
1,290,000	BBB	2.450% due 2/4/32	1,035,515
669,000	BBB	6.875% due 11/1/33	720,265
90,000	BBB	5.800% due 2/14/39	89,114
80,000	BBB	3.875% due 9/16/46	57,944
320,000	BBB	5.950% due 2/14/49	311,789
52,000	BBB	6.200% due 2/14/59	51,373
		BAT Capital Corp., Company Guaranteed Notes:
50,000	BBB+	3.215% due 9/6/26	47,586
224,000	BBB+	3.557% due 8/15/27	212,076
148,000	BBB+	2.259% due 3/25/28	131,961
105,000	BBB+	5.834% due 2/20/31	106,231
90,000	BBB+	6.000% due 2/20/34	90,873
50,000	BBB+	4.390% due 8/15/37	42,109
1,346,000	BBB+	4.540% due 8/15/47	1,042,822
181,000	BBB+	4.758% due 9/6/49	143,358
208,000	BBB+	7.081% due 8/2/53	223,395
		BAT International Finance PLC, Company Guaranteed Notes:
50,000	BBB+	1.668% due 3/25/26	46,698
110,000	BBB+	4.448% due 3/16/28	106,189
168,000	BBB+	5.931% due 2/2/29	171,455
		Philip Morris International Inc., Senior Unsecured Notes:
100,000	A-	0.875% due 5/1/26	92,059
100,000	A-	4.750% due 2/12/27	99,043
234,000	A-	5.125% due 11/17/27	233,418
180,000	A-	4.875% due 2/13/29	177,355
210,000	A-	2.100% due 5/1/30	176,701
40,000	A-	5.125% due 2/13/31	39,328
1,440,000	A-	5.250% due 2/13/34	1,408,763
60,000	A-	4.500% due 3/20/42	51,375
25,000	A-	3.875% due 8/21/42	19,529

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Agriculture - 0.5% - (continued)
$ 25,000	A-	4.125% due 3/4/43	$20,122
25,000	A-	4.250% due 11/10/44	20,250
149,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	138,484

		Total Agriculture	8,119,380

Airlines - 0.2%
250,000	BB	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	258,039
		Delta Air Lines Inc., Senior Unsecured Notes:
200,000	BB+	2.900% due 10/28/24	197,598
210,000	BB+	7.375% due 1/15/26	214,903
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
114,850	Baa1(b)	4.500% due 10/20/25(a)	113,571
120,000	Baa1(b)	4.750% due 10/20/28(a)	116,800
1,501,500	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	1,503,859
95,743	Caa2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	72,035
45,749	Aa3(b)	United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates, 4.150% due 8/25/31	42,666
		United Airlines Inc., Senior Secured Notes:
130,000	BB+	4.375% due 4/15/26(a)	125,354
810,000	BB+	4.625% due 4/15/29(a)	749,306
696,705	BBB+	US Airways Class A Pass Through Trust, Pass-Thru Certificates, 3.950% due 11/15/25	678,707

		Total Airlines	4,072,838

Apparel - 0.3%
300,000	BB-	Crocs Inc., Company Guaranteed Notes, 4.125% due 8/15/31(a)	261,746
1,500,000	BBB-	Michael Kors USA Inc., Company Guaranteed Notes, 4.250% due 11/1/24(a)	1,483,812
		NIKE Inc., Senior Unsecured Notes:
230,000	AA-	2.750% due 3/27/27	216,867
140,000	AA-	2.850% due 3/27/30	125,283
125,000	AA-	3.250% due 3/27/40	97,581
25,000	AA-	3.875% due 11/1/45	20,152
270,000	AA-	3.375% due 3/27/50	194,892
		Tapestry Inc., Senior Unsecured Notes:
50,000	BBB	7.000% due 11/27/26	51,323
2,015,000	BBB	7.850% due 11/27/33	2,123,233

		Total Apparel	4,574,889

Auto Manufacturers - 1.0%
		American Honda Finance Corp., Senior Unsecured Notes:
200,000	A-	4.950% due 1/9/26	199,030
200,000	A-	1.300% due 9/9/26	183,319
100,000	A-	2.300% due 9/9/26	93,758
100,000	A-	4.900% due 3/12/27	99,456
25,000	A	Cummins Inc., Senior Unsecured Notes, 2.600% due 9/1/50	15,146
3,000,000	BBB+	Daimler Truck Finance North America LLC, Company Guaranteed Notes, 5.125% due 1/19/28(a)	2,979,500
		Ford Motor Co., Senior Unsecured Notes:
150,000	BBB-	3.250% due 2/12/32	123,194
140,000	BBB-	6.100% due 8/19/32	139,451
80,000	BBB-	4.750% due 1/15/43	64,567
50,000	BBB-	5.291% due 12/8/46	43,389
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000	BBB-	2.700% due 8/10/26	186,886
200,000	BBB-	5.800% due 3/5/27	199,685
500,000	BBB-	4.950% due 5/28/27	487,329
460,000	BBB-	2.900% due 2/16/28	414,057
220,000	BBB-	2.900% due 2/10/29	192,514
1,230,000	BBB-	5.800% due 3/8/29	1,222,067

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Auto Manufacturers - 1.0% - (continued)
$ 840,000		BBB-	7.350% due 3/6/30	$884,539
1,500,000		BBB-	7.200% due 6/10/30	1,568,706
200,000		BBB-	4.000% due 11/13/30	177,082
330,000		BBB-	7.122% due 11/7/33	347,657
			General Motors Co., Senior Unsecured Notes:
330,000		BBB	6.125% due 10/1/25	331,598
50,000		BBB	5.150% due 4/1/38	45,810
300,000		BBB	6.250% due 10/2/43	298,582
25,000		BBB	5.200% due 4/1/45	21,946
25,000		BBB	6.750% due 4/1/46	26,202
25,000		BBB	5.400% due 4/1/48	22,262
50,000		BBB	5.950% due 4/1/49	48,102
			General Motors Financial Co., Inc.:
			Company Guaranteed Notes:
100,000		BBB	5.250% due 3/1/26	99,448
200,000		BBB	4.350% due 1/17/27	194,731
			Senior Unsecured Notes:
100,000		BBB	1.250% due 1/8/26	93,441
100,000		BBB	5.400% due 4/6/26	99,678
100,000		BBB	1.500% due 6/10/26	92,258
100,000		BBB	2.350% due 2/26/27	92,085
1,250,000		BBB	5.850% due 4/6/30	1,259,252
100,000		A-	Honda Motor Co., Ltd., Senior Unsecured Notes, 2.534% due 3/10/27	93,451
			Hyundai Capital America, Senior Unsecured Notes:
1,500,000		BBB+	5.650% due 6/26/26(a)	1,500,124
505,000		BBB+	5.300% due 3/19/27(a)	502,561
			Nissan Motor Co., Ltd., Senior Unsecured Notes:
600,000		BB+	3.522% due 9/17/25(a)	581,163
900,000		BB+	4.345% due 9/17/27(a)	853,984
			Toyota Motor Credit Corp., Senior Unsecured Notes:
200,000		A+	4.800% due 1/5/26	198,825
200,000		A+	4.450% due 5/18/26	197,218
100,000		A+	1.125% due 6/18/26	92,229
100,000		A+	5.000% due 8/14/26	99,620
100,000		A+	5.400% due 11/20/26	100,526
100,000		A+	3.200% due 1/11/27	95,385
100,000		A+	1.900% due 1/13/27	92,218
200,000		A+	3.050% due 3/22/27	189,398

			Total Auto Manufacturers	16,943,429

Auto Parts & Equipment - 0.1%
25,000		BBB	Aptiv PLC, Company Guaranteed Notes, 3.100% due 12/1/51	15,348
25,000		BBB	Aptiv PLC/Aptiv Corp., Company Guaranteed Notes, 4.150% due 5/1/52	18,709
1,000,000	EUR	B+	Goodyear Europe BV, Company Guaranteed Notes, (Cost - $996,614, acquired 3/6/24), 2.750% due 8/15/28(c)	980,691
380,000		BB+	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/23/32(a)	388,999

			Total Auto Parts & Equipment	1,403,747

Banks - 7.8%
			ABN AMRO Bank NV:
1,000,000	EUR	Ba1u(b)	Junior Subordinated Notes, (Cost - $1,032,245, acquired 3/7/24), 4.750% (5-Year EUR Swap Rate + 3.898%)(c)(d)(e)	1,023,812
750,000		BBB-	Subordinated Notes, 4.750% due 7/28/25(a)	738,847
1,790,000		Ba2(b)	Banco do Brasil SA, Senior Unsecured Notes, 6.000% due 3/18/31(a)	1,747,488
300,000		B1(b)	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(a)(d)	290,521
1,000,000		Baa2(b)	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(a)(d)	1,038,253
400,000		A-	Banco Santander SA, Senior Non-Preferred Notes, 2.746% due 5/28/25	388,552

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Banks - 7.8% - (continued)
		Bank of America Corp.:
		Senior Unsecured Notes:
$ 310,000	A-	3.500% due 4/19/26	$300,402
100,000	A-	1.319% (SOFR + 1.150%) due 6/19/26(d)	95,504
100,000	A-	4.827% (SOFR + 1.750%) due 7/22/26(d)	98,992
100,000	A-	1.197% (SOFR + 1.010%) due 10/24/26(d)	94,051
100,000	A-	5.080% (SOFR + 1.290%) due 1/20/27(d)	99,284
840,000	A-	1.658% (SOFR + 0.910%) due 3/11/27(d)	785,304
100,000	A-	3.559% (3-Month Term SOFR + 1.322%) due 4/23/27(d)	96,475
340,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(d)	313,867
50,000	A-	5.933% (SOFR + 1.340%) due 9/15/27(d)	50,475
100,000	A-	3.824% (3-Month Term SOFR + 1.837%) due 1/20/28(d)	96,083
100,000	A-	2.551% (SOFR + 1.050%) due 2/4/28(d)	92,896
230,000	A-	4.376% (SOFR + 1.580%) due 4/27/28(d)	223,692
150,000	A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(d)	142,260
100,000	A-	4.948% (SOFR + 2.040%) due 7/22/28(d)	98,789
100,000	A-	6.204% (SOFR + 1.990%) due 11/10/28(d)	102,770
435,000	A-	3.419% (3-Month Term SOFR + 1.302%) due 12/20/28(d)	406,929
3,850,000	A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(d)	3,663,575
3,145,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(d)	2,771,589
100,000	A-	4.271% (3-Month Term SOFR + 1.572%) due 7/23/29(d)	95,890
841,000	A-	5.819% (SOFR + 1.570%) due 9/15/29(d)	854,467
659,000	A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(d)	620,349
383,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(d)	328,066
685,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(d)	554,649
690,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(d)	579,109
305,000	A-	2.299% (SOFR + 1.220%) due 7/21/32(d)	247,889
600,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(d)	494,008
1,552,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(d)	1,306,628
3,990,000	A-	4.571% (SOFR + 1.830%) due 4/27/33(d)	3,743,519
911,000	A-	5.872% (SOFR + 1.840%) due 9/15/34(d)	930,909
355,000	A-	5.468% (SOFR + 1.650%) due 1/23/35(d)	352,335
250,000	A-	4.244% (3-Month Term SOFR + 2.076%) due 4/24/38(d)	220,132
250,000	A-	2.676% (SOFR + 1.930%) due 6/19/41(d)	173,941
200,000	A-	3.311% (SOFR + 1.580%) due 4/22/42(d)	151,219
240,000	A-	5.000% due 1/21/44	227,499
400,000	A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(d)	333,818
300,000	A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(d)	239,334
50,000	A-	2.831% (SOFR + 1.880%) due 10/24/51(d)	31,413
		Subordinated Notes:
600,000	BBB+	4.200% due 8/26/24	597,810
450,000	BBB+	4.000% due 1/22/25	445,171
140,000	BBB+	4.450% due 3/3/26	137,569
120,000	BBB+	4.250% due 10/22/26	116,911
100,000	BBB+	4.183% due 11/25/27	96,364
1,070,000	BBB	Bank of Ireland Group PLC, Senior Unsecured Notes, 5.601% (SOFR + 1.620%) due 3/20/30(a)(d)	1,054,558
		Bank of Montreal:
		Senior Unsecured Notes:
40,000	A-	1.850% due 5/1/25	38,696
100,000	A-	5.300% due 6/5/26	99,812
100,000	A-	2.650% due 3/8/27	93,489
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(d)	46,730

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Banks - 7.8% - (continued)
			Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
$ 90,000		A	1.600% due 4/24/25	$86,989
100,000		A	4.414% (SOFR + 1.345%) due 7/24/26(d)	98,808
100,000		A	2.450% due 8/17/26	94,398
50,000		A	1.050% due 10/15/26	45,512
50,000		A	4.947% (SOFR + 1.026%) due 4/26/27(d)	49,607
390,000		A	4.289% (SOFR + 1.418%) due 6/13/33(d)	364,330
			Bank of Nova Scotia (The):
			Senior Unsecured Notes:
10,000		A-	1.300% due 6/11/25	9,579
100,000		A-	2.700% due 8/3/26	94,526
100,000		A-	1.950% due 2/2/27	91,916
50,000		A-	2.951% due 3/11/27	47,071
180,000		BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(d)	161,229
1,800,000	EUR	BBB+	Banque Federative du Credit Mutuel SA, (Cost - $2,093,529, acquired 3/7/24), Subordinated Notes, 5.125% due 1/13/33(c)	2,063,212
			Barclays PLC:
			Senior Unsecured Notes:
200,000		BBB+	4.375% due 1/12/26	195,959
820,000		BBB+	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(d)	800,737
200,000		BBB+	6.490% (SOFR + 2.220%) due 9/13/29(d)	206,594
780,000		BBB+	5.690% (SOFR + 1.740%) due 3/12/30(d)	778,753
200,000		BBB-	Subordinated Notes, 5.200% due 5/12/26	197,495
			BNP Paribas SA:
			Junior Subordinated Notes:
900,000		BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(d)(e)	923,269
420,000		BBB-	8.000% (5-Year CMT Index + 3.727%)(a)(d)(e)	429,450
470,000		BBB-	8.500% (5-Year CMT Index + 4.354%)(a)(d)(e)	492,074
			Senior Non-Preferred Notes:
220,000		A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(d)	212,279
950,000		A-	4.400% due 8/14/28(a)	911,833
200,000		A-	2.871% (3-Month Term SOFR + 1.387%) due 4/19/32(a)(d)	168,126
			Senior Preferred Notes:
880,000		A+	5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(d)	873,092
600,000		A+	5.894% (SOFR + 1.866%) due 12/5/34(a)(d)	616,922
200,000		BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(d)	188,666
1,800,000	EUR	BBB-	CaixaBank SA, Subordinated Notes, (Cost - $2,073,645, acquired 3/7/24), 6.250% (5-Year EUR Swap Rate + 3.550%) due 2/23/33(c)(d)	2,059,195
100,000		A-	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.926% due 10/2/26	101,290
			Citigroup Inc.:
220,000		BB+	Junior Subordinated Notes, 5.950% (3-Month Term SOFR + 4.167%)(d)(e)	218,545
			Senior Unsecured Notes:
70,000		BBB+	4.658% (SOFR + 1.887%) due 5/24/28(d)	68,710
2,540,000		BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(d)	2,390,823
100,000		BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(d)	93,947
550,000		BBB+	4.412% (SOFR + 3.914%) due 3/31/31(d)	521,709
70,000		BBB+	2.572% (SOFR + 2.107%) due 6/3/31(d)	59,636
690,000		BBB+	2.561% (SOFR + 1.167%) due 5/1/32(d)	572,954
160,000		BBB+	2.520% (SOFR + 1.177%) due 11/3/32(d)	131,092
250,000		BBB+	3.785% (SOFR + 1.939%) due 3/17/33(d)	221,857
220,000		BBB+	4.910% (SOFR + 2.086%) due 5/24/33(d)	210,691
196,000		BBB+	4.650% due 7/30/45	172,805
70,000		BBB+	4.650% due 7/23/48	61,504
			Subordinated Notes:
210,000		BBB	4.400% due 6/10/25	207,338
20,000		BBB	5.500% due 9/13/25	19,980

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Banks - 7.8% - (continued)
$ 890,000		BBB	4.300% due 11/20/26	$867,932
30,000		BBB	6.625% due 6/15/32	31,900
100,000		BBB	6.675% due 9/13/43	109,524
286,000		BBB	5.300% due 5/6/44	270,796
30,000		BBB	4.750% due 5/18/46	26,226
50,000		BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	47,087
58,000		AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	46,893
			Cooperatieve Rabobank UA:
860,000		BBB+	Company Guaranteed Notes, 4.375% due 8/4/25	845,079
			Senior Non-Preferred Notes:
250,000		A-	3.649% (1-Year CMT Index + 1.220%) due 4/6/28(a)(d)	237,766
270,000		A-	3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(d)	238,847
			Credit Agricole SA:
1,000,000	EUR	BBB-	(Cost - $1,147,706, acquired 3/6/24), Junior Subordinated Notes, 7.250% (5-Year EURIBOR ICE Swap + 4.441%)(c)(d)(e)	1,139,618
500,000		A-	Senior Non-Preferred Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(d)	480,558
			Credit Suisse AG, Senior Unsecured Notes:
1,450,000		A+	7.950% due 1/9/25	1,468,548
250,000		A+	2.950% due 4/9/25	244,362
250,000		A+	5.000% due 7/9/27	246,981
2,135,000		A+	7.500% due 2/15/28	2,279,064
760,000		WD(f)	Credit Suisse Group AG, (Cost — $760,000, acquired 6/16/22), Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.383%)#(a)(c)(d)(e)	–
			Danske Bank AS, Senior Non-Preferred Notes:
2,500,000		BBB+	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(d)	2,411,786
1,250,000		BBB+	5.705% (1-Year CMT Index + 1.400%) due 3/1/30(a)(d)	1,250,382
200,000		BBB-	Deutsche Bank AG, Subordinated Notes, 3.742% (SOFR + 2.257%) due 1/7/33(d)	165,241
			Federation des Caisses Desjardins du Quebec, Senior Unsecured Notes:
2,200,000		A-	5.700% due 3/14/28(a)	2,219,203
1,335,000		A-	5.250% due 4/26/29(a)	1,325,717
100,000		BBB+	Fifth Third Bancorp, Senior Unsecured Notes, 2.550% due 5/5/27	92,691
25,000		A+	Goldman Sachs Bank USA, Senior Unsecured Notes, 5.414% (SOFR + 0.750%) due 5/21/27(d)	24,916
11,000		BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 6.375% (3-Month Term SOFR + 1.029%)(d)(e)	9,447
			Goldman Sachs Group Inc. (The):
			Senior Unsecured Notes:
10,000		BBB+	3.500% due 4/1/25	9,828
371,000		BBB+	5.798% (SOFR + 1.075%) due 8/10/26(d)	371,241
250,000		BBB+	3.500% due 11/16/26	239,098
100,000		BBB+	1.093% (SOFR + 0.789%) due 12/9/26(d)	93,349
100,000		BBB+	3.850% due 1/26/27	96,503
100,000		BBB+	1.431% (SOFR + 0.798%) due 3/9/27(d)	93,011
570,000		BBB+	1.542% (SOFR + 0.818%) due 9/10/27(d)	520,841
70,000		BBB+	3.615% (SOFR + 1.846%) due 3/15/28(d)	66,718
891,000		BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(d)	840,746
2,494,000		BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(d)	2,388,633
374,000		BBB+	6.484% (SOFR + 1.770%) due 10/24/29(d)	388,982
57,000		BBB+	1.992% (SOFR + 1.090%) due 1/27/32(d)	45,903
984,000		BBB+	2.615% (SOFR + 1.281%) due 4/22/32(d)	820,382
1,950,000		BBB+	2.383% (SOFR + 1.248%) due 7/21/32(d)	1,589,986
1,538,000		BBB+	2.650% (SOFR + 1.264%) due 10/21/32(d)	1,272,034
484,000		BBB+	6.561% (SOFR + 1.950%) due 10/24/34(d)	518,232
50,000		BBB+	4.017% (3-Month Term SOFR + 1.635%) due 10/31/38(d)	42,372
210,000		BBB+	6.250% due 2/1/41	224,585
530,000		BBB+	3.210% (SOFR + 1.513%) due 4/22/42(d)	392,032
70,000		BBB+	2.908% (SOFR + 1.472%) due 7/21/42(d)	49,234

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Banks - 7.8% - (continued)
$ 400,000		BBB+	3.436% (SOFR + 1.632%) due 2/24/43(d)	$302,879
100,000		BBB+	4.750% due 10/21/45	90,396
			Subordinated Notes:
130,000		BBB	4.250% due 10/21/25	127,675
460,000		BBB	6.750% due 10/1/37	498,205
290,000		BBB	5.150% due 5/22/45	274,034
			HSBC Holdings PLC:
			Senior Unsecured Notes:
685,000		A-	2.099% (SOFR + 1.929%) due 6/4/26(d)	660,191
200,000		A-	4.292% (3-Month Term SOFR + 1.609%) due 9/12/26(d)	196,306
200,000		A-	4.583% (3-Month Term SOFR + 1.796%) due 6/19/29(d)	192,875
820,000		A-	3.973% (3-Month Term SOFR + 1.872%) due 5/22/30(d)	762,583
200,000		A-	6.332% (SOFR + 2.650%) due 3/9/44(d)	210,821
			Subordinated Notes:
220,000		BBB	4.762% (SOFR + 2.530%) due 3/29/33(d)	203,173
190,000		BBB	6.500% due 9/15/37	198,649
200,000		A-	HSBC USA Inc., Senior Unsecured Notes, 5.294% due 3/4/27	200,387
200,000		BB+	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(a)	199,746
			JPMorgan Chase & Co.:
			Senior Unsecured Notes:
30,000		A-	3.845% (SOFR + 0.980%) due 6/14/25(d)	29,980
435,000		A-	0.969% (3-Month Term SOFR + 0.580%) due 6/23/25(d)	433,649
1,080,000		A-	1.561% (SOFR + 0.605%) due 12/10/25(d)	1,056,811
80,000		A-	2.083% (SOFR + 1.850%) due 4/22/26(d)	77,485
200,000		A-	1.045% (SOFR + 0.800%) due 11/19/26(d)	187,247
2,245,000		A-	1.578% (SOFR + 0.885%) due 4/22/27(d)	2,087,534
560,000		A-	1.470% (SOFR + 0.765%) due 9/22/27(d)	512,248
464,000		A-	6.070% (SOFR + 1.330%) due 10/22/27(d)	471,373
480,000		A-	4.203% (3-Month Term SOFR + 1.522%) due 7/23/29(d)	459,530
53,000		A-	5.299% (SOFR + 1.450%) due 7/24/29(d)	52,890
1,110,000		A-	4.452% (3-Month Term SOFR + 1.592%) due 12/5/29(d)	1,072,555
2,182,000		A-	5.012% (SOFR + 1.310%) due 1/23/30(d)	2,151,124
1,956,000		A-	4.565% (SOFR + 1.750%) due 6/14/30(d)	1,889,417
1,875,000		A-	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(d)	1,647,188
150,000		A-	2.522% (SOFR + 2.040%) due 4/22/31(d)	128,678
2,385,000		A-	2.580% (3-Month Term SOFR + 1.250%) due 4/22/32(d)	1,999,486
1,200,000		A-	2.545% (SOFR + 1.180%) due 11/8/32(d)	990,573
1,772,000		A-	5.350% (SOFR + 1.845%) due 6/1/34(d)	1,756,263
50,000		A-	3.882% (3-Month Term SOFR + 1.622%) due 7/24/38(d)	42,731
20,000		A-	3.964% (3-Month Term SOFR + 1.642%) due 11/15/48(d)	15,966
50,000		A-	3.109% (SOFR + 2.440%) due 4/22/51(d)	33,917
			Subordinated Notes:
270,000		BBB+	3.875% due 9/10/24	268,609
210,000		BBB+	4.250% due 10/1/27	204,513
630,000		BBB+	4.950% due 6/1/45	586,868
800,000	EUR	BB+	KBC Group NV, Junior Subordinated Notes, (Cost - $940,004, acquired 3/8/24), 8.000% (5-Year EURIBOR ICE Swap + 4.928%)(c)(d)(e)	928,384
			Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
200,000		AAA	4.625% due 8/7/26	198,862
200,000		AAA	3.750% due 2/15/28	193,864
			Lloyds Banking Group PLC:
1,500,000		BB-	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 4.815%)(d)(e)	1,490,598
			Senior Unsecured Notes:
200,000		BBB+	4.716% (1-Year CMT Index + 1.750%) due 8/11/26(d)	197,562

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Banks - 7.8% - (continued)
$ 200,000		BBB+	3.750% due 1/11/27	$192,181
200,000		BBB+	4.375% due 3/22/28	193,016
445,000		BBB-	Subordinated Notes, 4.582% due 12/10/25	436,730
870,000		BBB+	Macquarie Bank Ltd., Subordinated Notes, 3.052% (5-Year CMT Index + 1.700%) due 3/3/36(a)(d)	722,245
200,000		A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 2.839% due 9/13/26	189,056
			National Australia Bank Ltd.:
250,000		AA-	Senior Unsecured Notes, 3.375% due 1/14/26	242,982
1,750,000		A-	Subordinated Notes, 3.347% (5-Year CMT Index + 1.700%) due 1/12/37(a)(d)	1,466,419
250,000		AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(a)	241,594
			NatWest Group PLC, Senior Unsecured Notes:
200,000		BBB+	4.800% due 4/5/26	197,496
200,000		BBB+	5.847% (1-Year CMT Index + 1.350%) due 3/2/27(d)	200,535
400,000		BBB+	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(d)	391,556
1,500,000		BBB+	5.778% (1-Year CMT Index + 1.500%) due 3/1/35(d)	1,498,987
1,000,000		A	NatWest Markets PLC, Senior Unsecured Notes, 1.600% due 9/29/26(a)	915,470
			PNC Financial Services Group Inc. (The), Senior Unsecured Notes:
30,000		A-	5.812% (SOFR + 1.322%) due 6/12/26(d)	30,047
100,000		A-	2.600% due 7/23/26	94,603
100,000		A-	4.758% (SOFR + 1.085%) due 1/26/27(d)	98,748
420,000		A-	5.582% (SOFR + 1.841%) due 6/12/29(d)	422,227
50,000		A-	5.068% (SOFR + 1.933%) due 1/24/34(d)	47,934
600,000	EUR	Baa2(b)	Raiffeisen Bank International AG, Subordinated Notes, (Cost - $681,756, acquired 5/30/24), 7.375% (5-Year EURIBOR ICE Swap + 5.200%) due 12/20/32(c)(d)	680,730
			Royal Bank of Canada, Senior Unsecured Notes:
10,000		A	1.150% due 6/10/25	9,580
100,000		A	5.200% due 7/20/26	99,828
100,000		A	1.400% due 11/2/26	91,499
100,000		A	4.875% due 1/19/27	99,230
100,000		A	4.950% due 2/1/29	99,056
250,000		A	3.875% due 5/4/32	227,605
260,000		A	5.150% due 2/1/34	255,976
			Santander Holdings USA Inc., Senior Unsecured Notes:
30,000		BBB+	4.500% due 7/17/25	29,511
89,000		BBB+	6.174% (SOFR + 2.500%) due 1/9/30(d)	89,531
1,500,000		BBB+	7.660% (SOFR + 3.280%) due 11/9/31(d)	1,619,540
200,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.833% (SOFR + 2.749%) due 11/21/26(d)	202,904
			State Street Corp., Senior Unsecured Notes:
100,000		A	2.650% due 5/19/26	95,305
100,000		A	5.684% (SOFR + 1.484%) due 11/21/29(d)	102,008
			Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
200,000		A-	5.880% due 7/13/26	201,878
200,000		A-	3.446% due 1/11/27	191,225
200,000		A-	2.174% due 1/14/27	184,954
			Toronto-Dominion Bank (The), Senior Unsecured Notes:
210,000		A	1.150% due 6/12/25	200,956
100,000		A	1.250% due 9/10/26	91,326
100,000		A	1.950% due 1/12/27	92,389
100,000		A	2.800% due 3/10/27	93,658
440,000		A	4.456% due 6/8/32	413,154
			Truist Financial Corp., Senior Unsecured Notes:
100,000		A-	5.900% (SOFR + 1.626%) due 10/28/26(d)	100,247
100,000		A-	1.267% (SOFR + 0.609%) due 3/2/27(d)	92,748
30,000		A-	6.047% (SOFR + 2.050%) due 6/8/27(d)	30,215

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Banks - 7.8% - (continued)
		UBS Group AG:
		Junior Subordinated Notes:
$ 250,000	BB	4.875% (5-Year CMT Index + 3.404%)(a)(d)(e)	$229,242
200,000	BB	7.750% (5-Year USD SOFR ICE Swap Rate + 4.160%)(a)(d)(e)	202,809
890,000	BB	9.250% (5-Year CMT Index + 4.745%)(a)(d)(e)	952,476
		Senior Unsecured Notes:
155,000	A-	2.593% (SOFR + 1.560%) due 9/11/25(a)(d)	153,598
320,000	A-	4.550% due 4/17/26	314,578
370,000	A-	2.193% (SOFR + 2.044%) due 6/5/26(a)(d)	356,792
295,000	A-	6.373% (SOFR + 3.340%) due 7/15/26(a)(d)	296,455
960,000	A-	1.305% (SOFR + 0.980%) due 2/2/27(a)(d)	891,143
2,000,000	A-	1.494% (1-Year CMT Index + 0.850%) due 8/10/27(a)(d)	1,827,183
500,000	A-	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(d)	488,717
950,000	A-	4.194% (SOFR + 3.730%) due 4/1/31(a)(d)	881,869
1,915,000	A-	3.091% (SOFR + 1.730%) due 5/14/32(a)(d)	1,630,001
250,000	A-	9.016% (SOFR + 5.020%) due 11/15/33(a)(d)	302,523
360,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(d)	338,042
		US Bancorp:
		Senior Unsecured Notes:
90,000	A	1.450% due 5/12/25	86,654
200,000	A	3.950% due 11/17/25	195,843
100,000	A	2.375% due 7/22/26	94,258
300,000	A	5.850% (SOFR + 2.090%) due 10/21/33(d)	303,018
1,415,000	A	4.839% (SOFR + 1.600%) due 2/1/34(d)	1,331,212
835,000	A	5.678% (SOFR + 1.860%) due 1/23/35(d)	832,452
100,000	A-	Subordinated Notes, 3.100% due 4/27/26	95,825
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875%(d)(e)	49,851
		Senior Unsecured Notes:
1,292,000	BBB+	2.164% (3-Month Term SOFR + 1.012%) due 2/11/26(d)	1,260,492
250,000	BBB+	3.000% due 4/22/26	239,306
1,000,000	BBB+	3.908% (SOFR + 1.320%) due 4/25/26(d)	983,878
20,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(d)	19,370
750,000	BBB+	3.000% due 10/23/26	711,081
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(d)	467,524
490,000	BBB+	4.150% due 1/24/29	469,098
1,010,000	BBB+	5.574% (SOFR + 1.740%) due 7/25/29(d)	1,014,541
511,000	BBB+	6.303% (SOFR + 1.790%) due 10/23/29(d)	528,320
103,000	BBB+	2.572% (3-Month Term SOFR + 1.262%) due 2/11/31(d)	88,516
100,000	BBB+	4.478% (3-Month Term SOFR + 4.032%) due 4/4/31(d)	95,100
3,260,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(d)	2,809,626
625,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(d)	614,199
1,263,000	BBB+	5.557% (SOFR + 1.990%) due 7/25/34(d)	1,255,497
140,000	BBB+	6.491% (SOFR + 2.060%) due 10/23/34(d)	148,696
300,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(d)	219,771
3,310,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(d)	3,011,722
200,000	BBB+	4.611% (SOFR + 2.130%) due 4/25/53(d)	170,296
		Subordinated Notes:
230,000	BBB	5.375% due 11/2/43	217,573
110,000	BBB	5.606% due 1/15/44	106,693
20,000	BBB	4.650% due 11/4/44	17,135
20,000	BBB	4.900% due 11/17/45	17,594
40,000	BBB	4.400% due 6/14/46	32,561
10,000	BBB	4.750% due 12/7/46	8,598

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Banks - 7.8% - (continued)
		Wells Fargo Bank NA, Senior Unsecured Notes:
$ 608,000	A+	5.450% due 8/7/26	$610,011
250,000	A+	5.254% due 12/11/26	250,033
		Westpac Banking Corp., Senior Unsecured Notes:
100,000	AA-	1.150% due 6/3/26	92,413
100,000	AA-	2.700% due 8/19/26	94,933
100,000	AA-	3.350% due 3/8/27	95,661

		Total Banks	138,196,953

Beverages - 0.2%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
125,000	A-	4.700% due 2/1/36	117,808
1,140,000	A-	4.900% due 2/1/46	1,044,470
50,000	A-	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 4.900% due 2/1/46	45,317
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
240,000	A-	4.750% due 1/23/29	238,155
260,000	A-	3.500% due 6/1/30	239,877
50,000	A-	4.375% due 4/15/38	45,067
50,000	A-	5.450% due 1/23/39	50,054
210,000	A-	4.350% due 6/1/40	184,281
25,000	A-	4.950% due 1/15/42	23,405
50,000	A-	4.600% due 4/15/48	43,884
100,000	A-	4.439% due 10/6/48	85,024
260,000	A-	5.550% due 1/23/49	259,821
50,000	A-	4.750% due 4/15/58	43,939
50,000	A-	5.800% due 1/23/59	51,697
		Coca-Cola Co. (The), Senior Unsecured Notes:
100,000	A+	3.375% due 3/25/27	96,325
240,000	A+	2.500% due 6/1/40	168,257
85,000	A+	2.600% due 6/1/50	52,493
25,000	A+	3.000% due 3/5/51	16,822
50,000	A+	2.500% due 3/15/51	30,110
		Constellation Brands Inc.:
		Company Guaranteed Notes:
100,000	BBB	3.700% due 12/6/26	96,165
25,000	BBB	5.250% due 11/15/48	23,220
		Senior Unsecured Notes:
130,000	BBB	4.350% due 5/9/27	126,806
30,000	BBB	2.250% due 8/1/31	24,464
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
25,000	BBB	3.800% due 5/1/50	18,628
25,000	BBB	3.350% due 3/15/51	16,988
50,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	40,026
		PepsiCo Inc., Senior Unsecured Notes:
100,000	A+	2.375% due 10/6/26	94,232
120,000	A+	2.625% due 3/19/27	112,694
150,000	A+	1.625% due 5/1/30	124,701
25,000	A+	4.450% due 4/14/46	22,019
85,000	A+	2.875% due 10/15/49	56,313
25,000	A+	3.625% due 3/19/50	18,944
50,000	A+	2.750% due 10/21/51	31,602
25,000	A+	4.200% due 7/18/52	20,782

		Total Beverages	3,664,390

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Biotechnology - 0.2%
		Amgen Inc., Senior Unsecured Notes:
$ 100,000	BBB+	2.200% due 2/21/27	$92,406
171,000	BBB+	5.150% due 3/2/28	170,443
180,000	BBB+	4.050% due 8/18/29	171,054
271,000	BBB+	2.450% due 2/21/30	234,572
100,000	BBB+	3.150% due 2/21/40	74,678
43,000	BBB+	3.375% due 2/21/50	30,227
150,000	BBB+	4.663% due 6/15/51	128,115
249,000	BBB+	4.200% due 2/22/52	197,313
114,000	BBB+	4.875% due 3/1/53	100,243
160,000	BBB+	5.650% due 3/2/53	157,587
100,000	BBB+	2.770% due 9/1/53	59,652
63,000	BBB+	4.400% due 2/22/62	49,868
67,000	BBB+	5.750% due 3/2/63	65,788
50,000	BBB+	Biogen Inc., Senior Unsecured Notes, 3.150% due 5/1/50	32,245
		Gilead Sciences Inc., Senior Unsecured Notes:
160,000	BBB+	3.650% due 3/1/26	155,524
674,000	BBB+	1.650% due 10/1/30	548,859
90,000	BBB+	4.000% due 9/1/36	78,571
308,000	BBB+	2.600% due 10/1/40	210,930
142,000	BBB+	4.800% due 4/1/44	127,507
99,000	BBB+	4.500% due 2/1/45	84,911
130,000	BBB+	4.750% due 3/1/46	114,963

		Total Biotechnology	2,885,456

Building Materials - 0.1%
30,000	BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	26,225
660,000	B	Camelot Return Merger Sub Inc., Senior Secured Notes, 8.750% due 8/1/28(a)	653,843
		Carrier Global Corp., Senior Unsecured Notes:
50,000	BBB	2.493% due 2/15/27	46,524
50,000	BBB	3.377% due 4/5/40	38,606
50,000	BBB	3.577% due 4/5/50	36,351
		Martin Marietta Materials Inc., Senior Unsecured Notes:
25,000	BBB+	4.250% due 12/15/47	20,389
25,000	BBB+	3.200% due 7/15/51	16,877
25,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	20,276

		Total Building Materials	859,091

Chemicals - 0.3%
		Air Products & Chemicals Inc., Senior Unsecured Notes:
25,000	A	4.850% due 2/8/34	24,345
25,000	A	2.700% due 5/15/40	17,782
50,000	A	2.800% due 5/15/50	31,903
25,000	BBB	Albemarle Corp., Senior Unsecured Notes, 5.650% due 6/1/52	22,780
25,000	BBB	Cabot Corp., Senior Unsecured Notes, 5.000% due 6/30/32	24,535
25,000	BBB-	Celanese US Holdings LLC, Company Guaranteed Notes, 6.165% due 7/15/27	25,328
25,000	BBB	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	23,029
		Dow Chemical Co. (The), Senior Unsecured Notes:
25,000	BBB	5.150% due 2/15/34	24,517
25,000	BBB	5.250% due 11/15/41	23,421
25,000	BBB	4.375% due 11/15/42	20,875
25,000	BBB	4.625% due 10/1/44	21,508
25,000	BBB	5.550% due 11/30/48	23,900
25,000	BBB	4.800% due 5/15/49	21,376
25,000	BBB	3.600% due 11/15/50	17,605

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Chemicals - 0.3% - (continued)
$ 25,000	BBB	6.900% due 5/15/53	$28,015
25,000	BBB	5.600% due 2/15/54	24,092
		DuPont de Nemours Inc., Senior Unsecured Notes:
50,000	BBB+	4.725% due 11/15/28	49,626
50,000	BBB+	5.319% due 11/15/38	50,102
50,000	BBB+	5.419% due 11/15/48	50,179
		Eastman Chemical Co., Senior Unsecured Notes:
176,000	BBB	4.500% due 12/1/28	170,644
25,000	BBB	5.625% due 2/20/34	24,832
25,000	BBB	4.650% due 10/15/44	20,972
		Ecolab Inc., Senior Unsecured Notes:
25,000	A-	3.950% due 12/1/47	20,197
25,000	A-	2.125% due 8/15/50	13,858
25,000	A-	2.700% due 12/15/51	15,469
25,000	A-	2.750% due 8/18/55	15,062
25,000	A-	EIDP Inc., Senior Unsecured Notes, 4.800% due 5/15/33	24,162
		FMC Corp., Senior Unsecured Notes:
25,000	BBB-	4.500% due 10/1/49	19,245
25,000	BBB-	6.375% due 5/18/53	24,957
25,000	BBB-	Huntsman International LLC, Senior Unsecured Notes, 4.500% due 5/1/29 .	23,573
		International Flavors & Fragrances Inc.:
130,000	BBB-	Company Guaranteed Notes, 3.468% due 12/1/50(a)	85,117
		Senior Unsecured Notes:
145,000	BBB-	4.375% due 6/1/47	111,354
100,000	BBB-	5.000% due 9/26/48	84,820
25,000	A	Linde Inc., Company Guaranteed Notes, 3.550% due 11/7/42	19,795
25,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	21,743
		LYB International Finance III LLC, Company Guaranteed Notes:
25,000	BBB	4.200% due 10/15/49	19,126
50,000	BBB	4.200% due 5/1/50	38,313
50,000	BBB	3.625% due 4/1/51	34,599
25,000	BBB	3.800% due 10/1/60	16,949
50,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 4.625% due 2/26/55	40,404
600,000	BBB	MEGlobal BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	576,756
		Mosaic Co. (The), Senior Unsecured Notes:
25,000	BBB	4.875% due 11/15/41	21,989
25,000	BBB	5.625% due 11/15/43	23,712
		Nutrien Ltd., Senior Unsecured Notes:
25,000	BBB	5.625% due 12/1/40	24,355
25,000	BBB	4.900% due 6/1/43	22,177
25,000	BBB	5.000% due 4/1/49	22,100
25,000	BBB	3.950% due 5/13/50	18,788
25,000	BBB	5.800% due 3/27/53	24,799
1,615,000	BBB-	OCI NV, Company Guaranteed Notes, 6.700% due 3/16/33(a)	1,595,495
		OCP SA, Senior Unsecured Notes:
200,000	BB+	4.500% due 10/22/25(a)	195,887
200,000	BB+	3.750% due 6/23/31(a)	169,448
730,000	BB+	6.750% due 5/2/34(a)	736,966
400,000	BB+	5.125% due 6/23/51(a)	296,940
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000	BBB-	1.875% due 5/11/26(a)	251,163
260,000	BBB-	2.875% due 5/11/31(a)	211,980
213,000	BBB	RPM International Inc., Senior Unsecured Notes, 3.750% due 3/15/27	203,311

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Chemicals - 0.3% - (continued)
			Sherwin-Williams Co. (The), Senior Unsecured Notes:
$ 50,000		BBB	4.500% due 6/1/47	$42,300
25,000		BBB	3.800% due 8/15/49	18,789
25,000		BBB	3.300% due 5/15/50	17,159
25,000		BBB	2.900% due 3/15/52	15,623
			Westlake Corp., Senior Unsecured Notes:
50,000		BBB	3.125% due 8/15/51	31,520
25,000		BBB	3.375% due 8/15/61	15,080

			Total Chemicals	5,906,446

Coal - 0.0%@
			Teck Resources Ltd., Senior Unsecured Notes:
200,000		BBB-	3.900% due 7/15/30	184,057
35,000		BBB-	6.000% due 8/15/40	34,728
25,000		BBB-	5.200% due 3/1/42	22,329

			Total Coal	241,114

Commercial Services - 0.4%
90,000		A-	Cintas Corp. No 2, Company Guaranteed Notes, 4.000% due 5/1/32	83,787
25,000		BBB	Equifax Inc., Senior Unsecured Notes, 5.100% due 6/1/28	24,805
			GEO Group Inc. (The):
270,000		B	Company Guaranteed Notes, 10.250% due 4/15/31(a)	284,352
400,000		BB	Senior Secured Notes, 8.625% due 4/15/29(a)	411,940
			Global Payments Inc., Senior Unsecured Notes:
50,000		BBB-	1.200% due 3/1/26	46,354
176,000		BBB-	4.450% due 6/1/28	169,269
44,000		BBB-	3.200% due 8/15/29	39,233
100,000	EUR	BBB-	4.875% due 3/17/31	111,370
97,000		BBB-	2.900% due 11/15/31	80,650
1,500,000		BBB-	5.950% due 8/15/52	1,448,742
			Moody’s Corp., Senior Unsecured Notes:
245,000		BBB+	4.250% due 2/1/29	236,978
42,000		BBB+	2.000% due 8/19/31	33,850
			PayPal Holdings Inc., Senior Unsecured Notes:
10,000		A-	1.650% due 6/1/25	9,631
25,000		A-	2.650% due 10/1/26	23,596
50,000		A-	2.850% due 10/1/29	44,842
190,000		A-	2.300% due 6/1/30	162,427
25,000		A-	3.250% due 6/1/50	16,958
25,000		A-	5.050% due 6/1/52	22,912
118,000		BBB+	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	112,608
			S&P Global Inc., Company Guaranteed Notes:
50,000		A3(b)	2.450% due 3/1/27	46,560
25,000		A3(b)	3.700% due 3/1/52	18,835
25,000		A3(b)	2.300% due 8/15/60	12,847
25,000		A3(b)	3.900% due 3/1/62	18,610
920,000		B-	Sabre GLBL Inc., Senior Secured Notes, 11.250% due 12/15/27(a)	893,359
2,000,000	EUR	BBB+	Transurban Finance Co. Pty Ltd., Senior Secured Notes, (Cost - $2,263,683, acquired 3/6/24), 4.225% due 4/26/33(c)	2,217,646
			United Rentals North America Inc.:
			Company Guaranteed Notes:
50,000		BB+	3.875% due 2/15/31	44,039
120,000		BB+	3.750% due 1/15/32	102,678
20,000		BBB-	Secured Notes, 3.875% due 11/15/27	18,818
720,000		B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	694,325
25,000		BBB	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 3/15/29	23,807

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Commercial Services - 0.4% - (continued)
200,000	EUR	BBB-	Worldline SA, Senior Unsecured Notes, (Cost - $216,223, acquired 12/15/23), 4.125% due 9/12/28(c)	$213,506

			Total Commercial Services	7,669,334

Computers - 0.1%
			Apple Inc., Senior Unsecured Notes:
$ 100,000		AA+	3.350% due 2/9/27	96,195
50,000		AA+	2.200% due 9/11/29	44,059
50,000		AA+	2.375% due 2/8/41	34,334
100,000		AA+	3.850% due 5/4/43	83,526
100,000		AA+	3.450% due 2/9/45	77,581
50,000		AA+	4.375% due 5/13/45	44,496
100,000		AA+	3.850% due 8/4/46	80,891
25,000		AA+	3.750% due 9/12/47	19,837
100,000		AA+	2.950% due 9/11/49	67,528
50,000		AA+	2.650% due 5/11/50	31,598
100,000		AA+	2.650% due 2/8/51	62,697
50,000		AA+	2.700% due 8/5/51	31,481
50,000		AA+	3.950% due 8/8/52	40,254
50,000		AA+	2.800% due 2/8/61	30,354
25,000		AA+	2.850% due 8/5/61	15,335
50,000		AA+	4.100% due 8/8/62	39,992
			Dell International LLC/EMC Corp.:
144,000		BBB	Company Guaranteed Notes, 3.450% due 12/15/51	97,798
23,000		BBB	Senior Unsecured Notes, 8.350% due 7/15/46	29,074
			DXC Technology Co., Senior Unsecured Notes:
25,000		BBB-	1.800% due 9/15/26	22,782
88,000		BBB-	2.375% due 9/15/28	75,220
248,000		BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.250% due 7/1/28	249,515
			HP Inc., Senior Unsecured Notes:
25,000		BBB	4.750% due 1/15/28	24,622
25,000		BBB	6.000% due 9/15/41	25,559
			International Business Machines Corp., Senior Unsecured Notes:
100,000		A-	3.300% due 1/27/27	95,732
100,000		A-	1.700% due 5/15/27	90,835
100,000		A-	4.150% due 5/15/39	85,317
100,000		A-	4.000% due 6/20/42	81,079
100,000		A-	4.250% due 5/15/49	80,582
100,000		A-	2.950% due 5/15/50	63,291
25,000		BBB-	Kyndryl Holdings Inc., Senior Unsecured Notes, 2.700% due 10/15/28	22,151
25,000		BBB-	Leidos Inc., Company Guaranteed Notes, 2.300% due 2/15/31	20,479

			Total Computers	1,864,194

Cosmetics/Personal Care - 0.1%
			Estee Lauder Cos Inc. (The), Senior Unsecured Notes:
25,000		A	4.150% due 3/15/47	20,224
25,000		A	3.125% due 12/1/49	16,704
25,000		A	5.150% due 5/15/53	23,522
560,000		BBB+	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/29	516,186
			Kenvue Inc., Company Guaranteed Notes:
540,000		A	4.900% due 3/22/33	530,289
50,000		A	5.050% due 3/22/53	46,898
25,000		A	5.200% due 3/22/63	23,451
			Procter & Gamble Co. (The), Senior Unsecured Notes:
80,000		AA-	3.000% due 3/25/30	73,051
25,000		AA-	3.600% due 3/25/50	19,599

			Total Cosmetics/Personal Care	1,269,924

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Diversified Financial Services - 1.3%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
$ 1,950,000	BBB	2.450% due 10/29/26	$1,813,680
150,000	BBB	6.450% due 4/15/27	153,466
150,000	BBB	5.750% due 6/6/28	151,132
690,000	BBB	3.000% due 10/29/28	622,899
1,497,000	BBB	3.300% due 1/30/32	1,273,533
150,000	BBB	3.400% due 10/29/33	124,741
		Air Lease Corp., Senior Unsecured Notes:
10,000	BBB	3.375% due 7/1/25	9,755
50,000	BBB	1.875% due 8/15/26	46,159
50,000	BBB	2.200% due 1/15/27	45,970
25,000	BBB	5.850% due 12/15/27	25,254
280,000	BBB	5.300% due 2/1/28	278,601
50,000	BBB	2.100% due 9/1/28	43,640
25,000	BBB	3.000% due 2/1/30	22,021
25,000	BBB	3.125% due 12/1/30	21,727
2,500,000	BBB-	Aircastle Ltd., Senior Unsecured Notes, 5.950% due 2/15/29(a)	2,493,951
		American Express Co., Senior Unsecured Notes:
100,000	BBB+	6.338% (SOFR + 1.330%) due 10/30/26(d)	101,077
100,000	BBB+	2.550% due 3/4/27	93,137
220,000	BBB+	4.050% due 5/3/29	210,748
100,000	BBB+	4.050% due 12/3/42	83,933
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
285,000	BBB-	2.875% due 2/15/25(a)	278,507
75,000	BBB-	3.250% due 2/15/27(a)	69,856
1,563,000	BBB-	2.528% due 11/18/27(a)	1,396,000
230,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(a)	205,839
		Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes:
2,000,000	A+	6.200% due 4/22/33(a)	2,084,394
400,000	A+	5.000% due 6/15/44(a)	363,698
		Capital One Financial Corp.:
100,000	BBB	Senior Unsecured Notes, 3.750% due 3/9/27	95,817
		Subordinated Notes:
50,000	BBB-	3.750% due 7/28/26	48,221
27,000	BBB-	2.359% (SOFR + 1.337%) due 7/29/32(d)	21,051
		Charles Schwab Corp. (The), Senior Unsecured Notes:
50,000	A-	0.900% due 3/11/26	46,239
25,000	A-	1.150% due 5/13/26	23,102
750,000	A-	5.875% due 8/24/26	758,436
50,000	A-	2.450% due 3/3/27	46,432
25,000	A-	3.300% due 4/1/27	23,803
50,000	A-	2.000% due 3/20/28	44,641
25,000	A-	4.000% due 2/1/29	23,953
50,000	A-	5.643% (SOFR + 2.210%) due 5/19/29(d)	50,436
50,000	A-	6.196% (SOFR + 1.878%) due 11/17/29(d)	51,628
25,000	A-	2.900% due 3/3/32	21,226
2,530,000	A-	6.136% (SOFR + 2.010%) due 8/24/34(d)	2,614,679
1,000,000	Baa3(b)	CI Financial Corp., Senior Unsecured Notes, 4.100% due 6/15/51	628,144
759,000	A+	Credit Suisse USA LLC, Company Guaranteed Notes, 7.125% due 7/15/32	835,315
50,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	48,021

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Diversified Financial Services - 1.3% - (continued)
$ 2,780,000		Baa3(b)	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(a)	$2,801,892
			Intercontinental Exchange Inc., Senior Unsecured Notes:
50,000		A-	4.000% due 9/15/27	48,213
50,000		A-	4.350% due 6/15/29	48,196
13,000		A-	2.100% due 6/15/30	10,929
540,000		A-	4.600% due 3/15/33	514,259
25,000		A-	2.650% due 9/15/40	17,451
25,000		A-	4.250% due 9/21/48	20,542
50,000		A-	3.000% due 6/15/50	32,613
110,000		A-	4.950% due 6/15/52	100,639
50,000		A-	3.000% due 9/15/60	30,086
			Jefferies Financial Group Inc., Senior Unsecured Notes:
50,000		BBB	4.850% due 1/15/27	49,205
50,000		BBB	5.875% due 7/21/28	50,217
50,000		BBB	4.150% due 1/23/30	46,077
30,000		A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	28,598
650,000		NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*#(h)(i)	–
			Mastercard Inc., Senior Unsecured Notes:
25,000		A+	3.650% due 6/1/49	19,114
80,000		A+	3.850% due 3/26/50	63,089
25,000		A+	2.950% due 3/15/51	16,594
392,000		BBB	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	390,872
			Nomura Holdings Inc., Senior Unsecured Notes:
200,000		BBB+	1.653% due 7/14/26	184,194
200,000		BBB+	6.070% due 7/12/28	203,975
25,000		BBB-	Radian Group Inc., Senior Unsecured Notes, 4.875% due 3/15/27	24,346
1,000,000	EUR	B	Sherwood Financing PLC, Senior Secured Notes, (Cost - $1,026,189, acquired 3/8/24), 4.500% due 11/15/26(c)	946,868
50,000		BBB-	Synchrony Financial, Senior Unsecured Notes, 3.700% due 8/4/26	47,485
150,000		AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	126,258
			Visa Inc., Senior Unsecured Notes:
210,000		AA-	2.050% due 4/15/30	179,297
25,000		AA-	2.700% due 4/15/40	18,113
350,000		AA-	4.300% due 12/14/45	303,397
25,000		AA-	3.650% due 9/15/47	19,349
50,000		AA-	2.000% due 8/15/50	27,767
25,000		BBB+	Voya Financial Inc., Company Guaranteed Notes, 3.650% due 6/15/26	24,085

			Total Diversified Financial Services	23,788,582

Electric - 1.9%
			AEP Texas Inc., Senior Unsecured Notes:
43,000		BBB+	5.400% due 6/1/33	41,796
82,000		BBB+	3.450% due 1/15/50	54,569
41,000		BBB+	3.450% due 5/15/51	26,981
			AEP Transmission Co. LLC, Senior Unsecured Notes:
120,000		BBB+	3.750% due 12/1/47	89,458
109,000		BBB+	3.150% due 9/15/49	71,896
120,000		BBB+	2.750% due 8/15/51	72,109
65,000		BBB+	4.500% due 6/15/52	54,033
			Alabama Power Co., Senior Unsecured Notes:
64,000		A	3.700% due 12/1/47	48,650
60,000		A	3.450% due 10/1/49	42,786
116,000		A	3.125% due 7/15/51	76,934
211,000		A	3.000% due 3/15/52	136,487

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Electric - 1.9% - (continued)
			Ameren Illinois Co., 1st Mortgage Notes:
$ 43,000		A	3.250% due 3/15/50	$29,305
95,000		A	2.900% due 6/15/51	60,036
150,000		BBB+	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	123,716
1,355,000		BBB+	Appalachian Power Co., Senior Unsecured Notes, 5.650% due 4/1/34	1,336,122
850,000		BBB+	Arizona Public Service Co., Senior Unsecured Notes, 3.350% due 5/15/50	566,445
			Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000		A	3.500% due 8/15/46	4,393
150,000		A	3.750% due 8/15/47	112,045
130,000		A	3.200% due 9/15/49	86,329
67,000		A	2.900% due 6/15/50	41,782
104,000		A	4.550% due 6/1/52	87,425
65,000		A	5.400% due 6/1/53	62,176
			CenterPoint Energy Houston Electric LLC:
118,000		A	1st Mortgage Notes, 3.600% due 3/1/52	85,191
129,000		A	General Refinance Mortgage, 4.450% due 10/1/32	121,980
			Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000		A-	3.350% due 4/1/30	54,616
40,000		A-	3.950% due 4/1/50	31,186
134,000		A-	5.900% due 11/15/53	137,307
			Consumers Energy Co., 1st Mortgage Notes:
156,000		A	3.500% due 8/1/51	117,663
53,000		A	2.650% due 8/15/52	32,006
113,000		A	4.200% due 9/1/52	91,864
83,000		A	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 6.250% due 10/15/53	89,494
180,000		A	DTE Electric Co., General Refinance Mortgage, 3.250% due 4/1/51	122,448
			Duke Energy Carolinas LLC, 1st Mortgage Notes:
454,000		A	3.950% due 11/15/28	433,463
240,000		A	4.950% due 1/15/33	234,375
500,000		A	4.250% due 12/15/41	418,788
105,000		A	3.200% due 8/15/49	70,242
395,000		A	3.550% due 3/15/52	277,561
352,000		A	5.350% due 1/15/53	334,580
			Duke Energy Corp., Senior Unsecured Notes:
50,000		BBB	2.650% due 9/1/26	47,106
50,000		BBB	4.850% due 1/5/27	49,510
1,900,000	EUR	BBB	3.100% due 6/15/28	1,995,440
			Duke Energy Florida LLC, 1st Mortgage Notes:
345,000		A	2.500% due 12/1/29	302,661
233,000		A	1.750% due 6/15/30	191,572
25,000		A	6.400% due 6/15/38	26,596
24,000		A	4.200% due 7/15/48	19,318
26,000		A	5.950% due 11/15/52	26,601
			Duke Energy Ohio Inc., 1st Mortgage Notes:
729,000		A	3.650% due 2/1/29	683,705
20,000		A	5.650% due 4/1/53	19,534
			Duke Energy Progress LLC, 1st Mortgage Notes:
130,000		A	3.450% due 3/15/29	121,065
143,000		A	5.250% due 3/15/33	142,111
131,000		A	4.150% due 12/1/44	105,840
67,000		A	2.900% due 8/15/51	41,560
180,000		BBB-	Edison International, Senior Unsecured Notes, 6.950% due 11/15/29	191,293
1,250,000		BBB	Enel Finance America LLC, Company Guaranteed Notes, 2.875% due 7/12/41(a)	823,797
87,000		A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	58,676

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Electric - 1.9% - (continued)
$ 1,250,000		A	Entergy Louisiana LLC, 1st Mortgage Notes, 4.750% due 9/15/52	$1,072,617
2,000,000	EUR	A-	ESB Finance DAC, Company Guaranteed Notes, (Cost - $2,227,612, acquired 3/6/24), 4.000% due 10/3/28(c)	2,191,996
			Eversource Energy, Senior Unsecured Notes:
228,000		BBB+	5.450% due 3/1/28	227,946
1,500,000		BBB+	5.500% due 1/1/34	1,466,634
85,000		BBB	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	84,557
			FirstEnergy Corp., Senior Unsecured Notes:
60,000		BBB-	1.600% due 1/15/26	56,254
470,000		BBB-	4.150% due 7/15/27	447,907
300,000		BBB-	5.100% due 7/15/47	258,133
485,000		BBB+	FirstEnergy Pennsylvania Electric Co., Senior Unsecured Notes, 4.300% due 1/15/29(a)	463,983
500,000		BBB-	FirstEnergy Transmission LLC, Senior Unsecured Notes, 4.550% due 4/1/49(a)	408,680
			Florida Power & Light Co., 1st Mortgage Notes:
251,000		A+	3.950% due 3/1/48	197,648
122,000		A+	2.875% due 12/4/51	77,466
			Georgia Power Co., Senior Unsecured Notes:
50,000		A	5.004% due 2/23/27	49,873
278,000		A	4.950% due 5/17/33	270,134
660,000		A-	Indianapolis Power & Light Co., 1st Mortgage Notes, 5.700% due 4/1/54(a)	644,651
			MidAmerican Energy Co., 1st Mortgage Notes:
47,000		A	3.100% due 5/1/27	44,582
141,000		A	5.850% due 9/15/54	144,164
167,000		A	5.300% due 2/1/55	157,698
			National Rural Utilities Cooperative Finance Corp.:
1,500,000		A-	Secured Notes, 5.800% due 1/15/33	1,543,604
100,000		A-	Senior Unsecured Notes, 4.850% due 2/7/29	98,854
			NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
285,000		BBB+	5.749% due 9/1/25	285,530
200,000		BBB+	4.950% due 1/29/26	198,745
250,000		BBB+	1.875% due 1/15/27	229,080
			Northern States Power Co., 1st Mortgage Notes:
211,000		A	2.900% due 3/1/50	134,900
218,000		A	2.600% due 6/1/51	129,630
162,000		A	5.100% due 5/15/53	149,732
			Ohio Power Co., Senior Unsecured Notes:
113,000		BBB+	2.600% due 4/1/30	97,547
89,000		BBB+	5.000% due 6/1/33	85,780
66,000		BBB+	4.000% due 6/1/49	50,381
118,000		BBB+	2.900% due 10/1/51	72,566
			Pacific Gas & Electric Co., 1st Mortgage Notes:
420,000		BBB	4.950% due 6/8/25	416,294
500,000		BBB	5.450% due 6/15/27	498,556
89,000		BBB	2.500% due 2/1/31	73,247
136,000		BBB	6.150% due 1/15/33	138,574
179,000		BBB	6.400% due 6/15/33	185,579
211,000		BBB	6.950% due 3/15/34	227,215
100,000		BBB	4.500% due 7/1/40	82,750
150,000		BBB	3.300% due 8/1/40	106,975
50,000		BBB	4.950% due 7/1/50	41,586
90,000		BBB	3.500% due 8/1/50	59,228
55,000		BBB	6.700% due 4/1/53	57,744
25,000		A	PacifiCorp, 1st Mortgage Notes, 5.750% due 4/1/37	24,674

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Electric - 1.9% - (continued)
			PECO Energy Co., 1st Mortgage Notes:
$ 146,000		A	3.050% due 3/15/51	$95,354
174,000		A	4.600% due 5/15/52	150,819
91,000		A	4.375% due 8/15/52	75,374
25,000		A+	PPL Electric Utilities Corp., 1st Mortgage Notes, 4.850% due 2/15/34	24,161
202,000		A+	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	188,216
			Public Service Electric & Gas Co., 1st Mortgage Notes:
199,000		A	3.200% due 5/15/29	182,609
185,000		A	4.900% due 12/15/32	180,448
2,000,000	EUR	Baa2(b)	RWE AG, Senior Unsecured Notes, (Cost - $2,099,630, acquired 3/7/24), 2.750% due 5/24/30(c)	2,054,289
			San Diego Gas & Electric Co., 1st Mortgage Notes:
230,000		A	3.320% due 4/15/50	155,687
120,000		A	5.350% due 4/1/53	113,347
			Southern California Edison Co., 1st Mortgage Notes:
475,000		A-	1.200% due 2/1/26	443,677
710,000		A-	5.300% due 3/1/28	711,149
308,000		A-	5.650% due 10/1/28	312,736
299,000		A-	5.950% due 11/1/32	308,479
219,000		A-	5.200% due 6/1/34	212,987
25,000		A-	5.950% due 2/1/38	25,288
60,000		A-	3.650% due 6/1/51	42,252
55,000		A-	5.875% due 12/1/53	54,806
1,000,000		A-	5.750% due 4/15/54	982,981
400,000		BBB+	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	386,129
			TenneT Holding BV, Senior Unsecured Notes:
540,000	EUR	A3(b)	(Cost - $630,925, acquired 3/24/23), 4.500% due 10/28/34(c)	623,671
340,000	EUR	A3(b)	(Cost - $395,916, acquired 5/26/23), 4.750% due 10/28/42(c)	405,152
126,000		A	Union Electric Co., 1st Mortgage Notes, 5.450% due 3/15/53	121,090
			Virginia Electric & Power Co., Senior Unsecured Notes:
25,000		BBB+	6.000% due 5/15/37	25,586
52,000		BBB+	2.950% due 11/15/51	32,468
226,000		BBB+	5.700% due 8/15/53	225,229
15,000		BBB+	5.350% due 1/15/54	14,171
1,250,000		BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 6.950% due 10/15/33(a)	1,332,474

			Total Electric	33,458,945

Electrical Components & Equipment - 0.0%@
			Emerson Electric Co., Senior Unsecured Notes:
25,000		A	2.750% due 10/15/50	15,833
25,000		A	2.800% due 12/21/51	15,681

			Total Electrical Components & Equipment	31,514

Electronics - 0.0%@
			Honeywell International Inc., Senior Unsecured Notes:
100,000		A	2.500% due 11/1/26	94,339
100,000		A	1.100% due 3/1/27	90,356
540,000		A	5.000% due 3/1/35	531,821
25,000		A	3.812% due 11/21/47	19,534
50,000		A	2.800% due 6/1/50	33,183
25,000		A	5.250% due 3/1/54	24,183
25,000		A	5.350% due 3/1/64	24,240

			Total Electronics	817,656

Engineering & Construction - 0.0%@
475,000		BBB-	CIMIC Finance USA Pty Ltd., Company Guaranteed Notes, 7.000% due 3/25/34(a)	476,639

Entertainment - 0.3%
1,000,000	EUR	B	888 Acquisitions Ltd., Senior Secured Notes, 7.558% due 7/15/27(a)	1,077,081

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Entertainment - 0.3% - (continued)
$ 90,000		BB-	Caesars Entertainment Inc., Senior Secured Notes, 7.000% due 2/15/30(a)	$91,032
670,000		BBB-	GENM Capital Labuan Ltd., Company Guaranteed Notes, 3.882% due 4/19/31(a)	584,282
			Warnermedia Holdings Inc., Company Guaranteed Notes:
20,000		BBB-	6.412% due 3/15/26	19,999
180,000		BBB-	3.755% due 3/15/27	170,583
510,000		BBB-	4.054% due 3/15/29	469,192
250,000		BBB-	4.279% due 3/15/32	218,523
50,000		BBB-	5.050% due 3/15/42	41,192
2,651,000		BBB-	5.141% due 3/15/52	2,087,619
160,000		BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	164,398

			Total Entertainment	4,923,901

Environmental Control - 0.1%
			Republic Services Inc., Senior Unsecured Notes:
130,000		BBB+	2.500% due 8/15/24	129,165
66,000		BBB+	3.375% due 11/15/27	62,470
260,000		BBB+	4.875% due 4/1/29	256,746
			Waste Connections Inc., Senior Unsecured Notes:
330,000		BBB+	5.000% due 3/1/34	320,695
25,000		BBB+	3.050% due 4/1/50	16,540
25,000		BBB+	2.950% due 1/15/52	15,934
170,000		A-	Waste Management Inc., Company Guaranteed Notes, 2.950% due 6/1/41	123,189

			Total Environmental Control	924,739

Food - 0.2%
350,000		B+	B&G Foods Inc., Senior Secured Notes, 8.000% due 9/15/28(a)	355,662
100,000		BBB-	Conagra Brands Inc., Senior Unsecured Notes, 5.300% due 10/1/26	99,812
			General Mills Inc., Senior Unsecured Notes:
50,000		BBB	3.200% due 2/10/27	47,500
25,000		BBB	3.000% due 2/1/51	15,948
620,000	GBP	B	Iceland Bondsco PLC, Senior Secured Notes, (Cost - $825,024, acquired 5/29/24), 10.875% due 12/15/27(c)	826,656
			J.M. Smucker Co. (The), Senior Unsecured Notes:
25,000		BBB	4.250% due 3/15/35	22,189
25,000		BBB	6.500% due 11/15/53	26,727
			JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Company Guaranteed Notes:
100,000		BBB-	2.500% due 1/15/27	92,149
465,000		BBB-	3.000% due 5/15/32	377,978
50,000		BBB-	4.375% due 2/2/52	37,175
50,000		BBB-	6.500% due 12/1/52	50,254
			Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000		BBB	3.000% due 6/1/26	9,568
40,000		BBB	4.250% due 3/1/31	37,805
25,000		BBB	6.875% due 1/26/39	27,682
25,000		BBB	6.500% due 2/9/40	26,726
30,000		BBB	5.000% due 6/4/42	27,233
210,000		BBB	5.200% due 7/15/45	193,628
75,000		BBB	4.375% due 6/1/46	61,446
50,000		BBB	4.875% due 10/1/49	43,623
			Kroger Co. (The), Senior Unsecured Notes:
25,000		BBB	3.875% due 10/15/46	18,755
25,000		BBB	4.450% due 2/1/47	20,666
25,000		BBB	3.950% due 1/15/50	19,222
230,000		A+	Mars Inc., Company Guaranteed Notes, 3.200% due 4/1/30(a)	208,548
70,000		BBB	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 5/4/25	67,471

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Food - 0.2% - (continued)
			Sysco Corp., Company Guaranteed Notes:
$ 50,000		BBB	3.300% due 7/15/26	$47,977
25,000		BBB	4.450% due 3/15/48	20,692
25,000		BBB	3.150% due 12/14/51	16,345
25,000		BBB	Tyson Foods Inc., Senior Unsecured Notes, 5.100% due 9/28/48	21,766

			Total Food	2,821,203

Forest Products & Paper - 0.0%@
			International Paper Co., Senior Unsecured Notes:
25,000		BBB	6.000% due 11/15/41	24,604
25,000		BBB	4.800% due 6/15/44	21,756
25,000		BBB	4.350% due 8/15/48	20,157
			Suzano Austria GmbH, Company Guaranteed Notes:
150,000		BBB-	3.750% due 1/15/31	129,346
670,000		BBB-	3.125% due 1/15/32	541,073

			Total Forest Products & Paper	736,936

Gas - 0.4%
1,000,000	EUR	BBB	APA Infrastructure Ltd., (Cost - $973,766, acquired 5/31/24), Company Guaranteed Notes, 2.000% due 7/15/30(c)	971,815
92,000		A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	76,399
			CenterPoint Energy Resources Corp., Senior Unsecured Notes:
108,000		BBB+	5.250% due 3/1/28	107,914
52,000		BBB+	1.750% due 10/1/30	42,085
1,270,000		BBB+	KeySpan Gas East Corp., Senior Unsecured Notes, 5.994% due 3/6/33(a)	1,268,181
260,000 EUR		Baa1(b)	National Gas Transmission PLC, Senior Unsecured Notes, (Cost - $281,701, acquired 8/30/23), 4.250% due 4/5/30(c)	284,946
			NiSource Inc., Senior Unsecured Notes:
75,000		BBB+	3.490% due 5/15/27	71,299
161,000		BBB+	5.250% due 3/30/28	160,477
153,000		BBB+	3.600% due 5/1/30	139,413
			Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
90,000		BBB+	3.500% due 6/1/29	82,768
96,000		BBB+	2.500% due 3/15/31	80,160
2,000,000	EUR	BBB+	Snam SpA, Senior Unsecured Notes, (Cost - $1,804,706, acquired 3/7/24), 0.625% due 6/30/31(c)	1,753,534
1,000,000		A+	Southern California Gas Co., 1st Mortgage Notes, 5.750% due 6/1/53	988,454
155,000		BBB	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	155,499
75,000		A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	72,186

			Total Gas	6,255,130

Healthcare - Products - 0.2%
			Abbott Laboratories, Senior Unsecured Notes:
120,000		AA-	4.750% due 11/30/36	115,526
225,000		AA-	4.900% due 11/30/46	211,430
60,000		BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	49,805
			Baxter International Inc., Senior Unsecured Notes:
50,000		BBB	1.915% due 2/1/27	45,620
25,000		BBB	3.132% due 12/1/51	15,611
25,000		BBB+	Boston Scientific Corp., Senior Unsecured Notes, 4.700% due 3/1/49	22,127
			Danaher Corp., Senior Unsecured Notes:
25,000		A-	2.600% due 10/1/50	15,103
25,000		A-	2.800% due 12/10/51	15,644
25,000		A-	DH Europe Finance II Sarl, Company Guaranteed Notes, 3.400% due 11/15/49	17,961
100,000		BBB	GE HealthCare Technologies Inc., Senior Unsecured Notes, 6.377% due 11/22/52	108,240
190,000		B+	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	190,282
200,000	EUR	A	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.375% due 10/15/34	210,227
			Medtronic Inc., Company Guaranteed Notes:
50,000		A	4.375% due 3/15/35	46,639
50,000		A	4.625% due 3/15/45	45,012

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Healthcare - Products - 0.2% - (continued)
200,000	EUR	BBB	Sartorius Finance BV, Company Guaranteed Notes, (Cost - $211,089, acquired 11/8/23), 4.500% due 9/14/32(c)	$223,880
			Solventum Corp., Company Guaranteed Notes:
$ 420,000		BBB-	5.400% due 3/1/29(a)	417,014
430,000		BBB-	5.450% due 3/13/31(a)	423,611
590,000		BBB-	5.600% due 3/23/34(a)	578,676
465,000		BBB-	5.900% due 4/30/54(a)	445,903
			Stryker Corp., Senior Unsecured Notes:
25,000		BBB+	4.625% due 3/15/46	21,995
25,000		BBB+	2.900% due 6/15/50	16,241
			Thermo Fisher Scientific Inc., Senior Unsecured Notes:
164,000		A-	2.000% due 10/15/31	133,039
755,000		A-	5.086% due 8/10/33	748,360

			Total Healthcare - Products	4,117,946

Healthcare - Services - 0.6%
			Aetna Inc., Senior Unsecured Notes:
25,000		BBB	6.625% due 6/15/36	26,614
25,000		BBB	4.125% due 11/15/42	19,809
25,000		BBB	4.750% due 3/15/44	21,223
			Centene Corp., Senior Unsecured Notes:
150,000		BBB-	4.250% due 12/15/27	142,732
50,000		BBB-	2.450% due 7/15/28	44,122
250,000		BBB-	4.625% due 12/15/29	235,605
80,000		BBB-	3.375% due 2/15/30	70,497
70,000		BBB-	3.000% due 10/15/30	59,553
50,000		BBB-	2.500% due 3/1/31	40,785
10,000		BBB-	2.625% due 8/1/31	8,145
100,000		A	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	98,498
			CommonSpirit Health:
30,000		A-	Secured Notes, 4.350% due 11/1/42	25,516
			Senior Secured Notes:
175,000		AA	3.817% due 10/1/49	131,764
95,000		A-	3.910% due 10/1/50	71,668
205,000		AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	150,438
205,000		AA-	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	167,694
			Elevance Health Inc., Senior Unsecured Notes:
170,000		A	3.650% due 12/1/27	161,661
300,000		A	4.100% due 5/15/32	276,067
247,000		A	4.550% due 3/1/48	208,106
25,000		A	3.125% due 5/15/50	16,679
50,000		A	3.600% due 3/15/51	35,806
165,000		A	4.550% due 5/15/52	138,134
116,000		A	6.100% due 10/15/52	120,996
140,000		A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	105,953
			HCA Inc., Company Guaranteed Notes:
736,000		BBB-	5.250% due 6/15/26	731,616
681,000		BBB-	5.200% due 6/1/28	675,129
90,000		BBB-	5.875% due 2/1/29	91,246
104,000		BBB-	4.125% due 6/15/29	97,872
805,000		BBB-	3.500% due 9/1/30	719,570
200,000		BBB-	5.500% due 6/15/47	185,367
178,000		BBB-	3.500% due 7/15/51	118,602
41,000		AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	31,974

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Healthcare - Services - 0.6% - (continued)
		Humana Inc., Senior Unsecured Notes:
$ 20,000	BBB	4.500% due 4/1/25	$19,850
357,000	BBB	1.350% due 2/3/27	321,841
270,000	BBB	3.950% due 3/15/27	260,142
50,000	BBB	2.150% due 2/3/32	39,540
25,000	BBB	5.875% due 3/1/33	25,300
25,000	BBB	5.950% due 3/15/34	25,446
70,000	BBB	4.625% due 12/1/42	59,077
40,000	BBB	4.950% due 10/1/44	34,888
25,000	BBB	3.950% due 8/15/49	18,678
25,000	BBB	5.500% due 3/15/53	23,221
580,000	BBB-	IQVIA Inc., Senior Secured Notes, 5.700% due 5/15/28	583,380
275,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	256,630
360,000	B-	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(a)	257,474
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	67,005
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	79,888
90,000	AA-	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	84,975
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	102,018
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	145,955
65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	41,170
		UnitedHealth Group Inc., Senior Unsecured Notes:
60,000	A+	1.250% due 1/15/26	56,344
200,000	A+	3.450% due 1/15/27	192,353
100,000	A+	2.950% due 10/15/27	93,546
100,000	A+	3.850% due 6/15/28	95,702
50,000	A+	3.875% due 12/15/28	47,709
100,000	A+	4.250% due 1/15/29	96,716
90,000	A+	4.000% due 5/15/29	85,942
50,000	A+	2.000% due 5/15/30	42,057
100,000	A+	2.300% due 5/15/31	83,453
510,000	A+	4.200% due 5/15/32	477,040
50,000	A+	4.500% due 4/15/33	47,323
170,000	A+	5.000% due 4/15/34	166,559
25,000	A+	5.800% due 3/15/36	26,012
25,000	A+	2.750% due 5/15/40	17,916
223,000	A+	3.750% due 10/15/47	170,194
65,000	A+	4.250% due 6/15/48	53,593
30,000	A+	4.450% due 12/15/48	25,482
375,000	A+	3.700% due 8/15/49	281,652
20,000	A+	2.900% due 5/15/50	12,901
474,000	A+	3.250% due 5/15/51	324,010
50,000	A+	4.750% due 5/15/52	44,172
50,000	A+	5.050% due 4/15/53	46,050
120,000	A+	3.875% due 8/15/59	88,913
70,000	A+	3.125% due 5/15/60	44,035
115,000	A+	4.950% due 5/15/62	102,214
53,000	A+	5.200% due 4/15/63	48,980

		Total Healthcare - Services	10,246,787

Home Builders - 0.0%@
130,000	BBB	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	128,301
35,000	BBB-	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	34,991

		Total Home Builders	163,292

Household Products/Wares - 0.0%@
25,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 3.200% due 7/30/46	17,881

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Insurance - 1.3%
		Aflac Inc., Senior Unsecured Notes:
$ 25,000	A-	1.125% due 3/15/26	$23,208
25,000	A-	3.600% due 4/1/30	23,030
25,000	A-	4.750% due 1/15/49	22,082
1,000,000	A+	Allianz SE, Subordinated Notes, 6.350% (5-Year CMT Index + 3.232%) due 9/6/53(a)(d)	1,035,455
		Allstate Corp. (The), Senior Unsecured Notes:
25,000	BBB+	1.450% due 12/15/30	19,727
25,000	BBB+	5.250% due 3/30/33	24,794
25,000	BBB+	4.200% due 12/15/46	20,090
25,000	BBB+	3.850% due 8/10/49	18,801
		American International Group Inc., Senior Unsecured Notes:
50,000	BBB+	5.125% due 3/27/33	49,014
83,000	BBB+	4.750% due 4/1/48	73,882
25,000	BBB+	4.375% due 6/30/50	20,809
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	21,299
124,000	A-	3.750% due 5/2/29	115,957
288,000	A-	2.800% due 5/15/30	250,710
50,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	49,265
		Aon North America Inc., Company Guaranteed Notes:
770,000	A-	5.450% due 3/1/34	761,746
50,000	A-	5.750% due 3/1/54	49,069
25,000	BBB+	Arch Capital Group Ltd., Senior Unsecured Notes, 3.635% due 6/30/50	18,108
		Arthur J. Gallagher & Co., Senior Unsecured Notes:
25,000	BBB	5.450% due 7/15/34	24,674
25,000	BBB	3.500% due 5/20/51	16,984
25,000	BBB	5.750% due 3/2/53	24,150
680,000	BBB	6.750% due 2/15/54	747,380
25,000	BBB	5.750% due 7/15/54	24,266
25,000	A	Assured Guaranty US Holdings Inc., Company Guaranteed Notes, 3.150% due 6/15/31	21,573
		Athene Global Funding, Secured Notes:
1,180,000	A+	1.985% due 8/19/28(a)	1,022,008
500,000	A+	2.550% due 11/19/30(a)	415,921
		Athene Holding Ltd., Senior Unsecured Notes:
25,000	A-	6.150% due 4/3/30	25,761
25,000	A-	3.500% due 1/15/31	22,058
25,000	A-	5.875% due 1/15/34	24,919
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
25,000	AA	1.450% due 10/15/30	20,318
50,000	AA	2.875% due 3/15/32	43,400
25,000	AA	5.750% due 1/15/40	26,721
25,000	AA	4.400% due 5/15/42	22,882
50,000	AA	4.200% due 8/15/48	42,083
460,000	AA	4.250% due 1/15/49	392,665
50,000	AA	2.850% due 10/15/50	32,092
25,000	AA	2.500% due 1/15/51	15,089
75,000	AA	3.850% due 3/15/52	57,568
25,000	AA	Berkshire Hathaway Inc., Senior Unsecured Notes, 4.500% due 2/11/43	23,306
25,000	BBB+	Brighthouse Financial Inc., Senior Unsecured Notes, 5.625% due 5/15/30	24,960
		Brown & Brown Inc., Senior Unsecured Notes:
25,000	BBB-	4.500% due 3/15/29	24,065
25,000	BBB-	2.375% due 3/15/31	20,439

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Insurance - 1.3% - (continued)
		Chubb INA Holdings LLC, Company Guaranteed Notes:
$ 95,000	A	3.350% due 5/3/26	$91,759
25,000	A	1.375% due 9/15/30	20,232
25,000	A	4.150% due 3/13/43	21,313
50,000	A	3.050% due 12/15/61	31,725
750,000	BBB+	Cincinnati Financial Corp., Senior Unsecured Notes, 6.125% due 11/1/34	778,965
25,000	A-	CNA Financial Corp., Senior Unsecured Notes, 5.500% due 6/15/33	24,728
		Corebridge Financial Inc.:
25,000	BBB-	Junior Subordinated Notes, 6.875% (5-Year CMT Index + 3.846%) due 12/15/52(d)	25,145
		Senior Unsecured Notes:
50,000	BBB+	3.650% due 4/5/27	47,729
50,000	BBB+	3.850% due 4/5/29	46,580
25,000	BBB+	6.050% due 9/15/33(a)	25,535
25,000	BBB+	5.750% due 1/15/34	25,128
25,000	BBB+	4.350% due 4/5/42	20,609
25,000	BBB+	4.400% due 4/5/52	19,781
		Equitable Holdings Inc., Senior Unsecured Notes:
25,000	A-	4.350% due 4/20/28	23,985
25,000	A-	5.594% due 1/11/33	25,052
25,000	A-	5.000% due 4/20/48	22,234
		Everest Reinsurance Holdings Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 10/15/50	16,672
25,000	BBB+	3.125% due 10/15/52	15,495
25,000	BBB+	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 6.000% due 12/7/33(a)	25,142
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(d)	790,483
25,000	BBB	Fidelity National Financial Inc., Senior Unsecured Notes, 3.400% due 6/15/30	22,078
615,000	AA-	Guardian Life Insurance Co. of America (The), Subordinated Notes, 4.850% due 1/24/77(a)	509,340
25,000	BBB	Hanover Insurance Group Inc. (The), Senior Unsecured Notes, 4.500% due 4/15/26	24,473
		Hartford Financial Services Group Inc. (The), Senior Unsecured Notes:
98,000	BBB+	5.950% due 10/15/36	101,591
4,000	BBB+	4.300% due 4/15/43	3,370
1,000,000	BBB	Hill City Funding Trust, Senior Unsecured Notes, 4.046% due 8/15/41(a)	719,558
25,000	BBB	Jackson Financial Inc., Senior Unsecured Notes, 3.125% due 11/23/31	20,770
25,000	BBB-	Kemper Corp., Senior Unsecured Notes, 3.800% due 2/23/32	21,029
		Lincoln National Corp., Senior Unsecured Notes:
25,000	BBB+	3.625% due 12/12/26	23,871
25,000	BBB+	3.800% due 3/1/28	23,739
25,000	BBB+	3.050% due 1/15/30	22,064
1,170,000	BBB+	5.852% due 3/15/34	1,162,583
500,000	BBB+	4.350% due 3/1/48	380,669
25,000	A	Loews Corp., Senior Unsecured Notes, 3.200% due 5/15/30	22,472
		Manulife Financial Corp., Senior Unsecured Notes:
25,000	A	4.150% due 3/4/26	24,512
25,000	A	5.375% due 3/4/46	24,089
		Markel Group Inc., Senior Unsecured Notes:
25,000	BBB	3.350% due 9/17/29	22,672
25,000	BBB	5.000% due 4/5/46	21,993
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
540,000	A-	2.250% due 11/15/30	455,525
25,000	A-	5.450% due 3/15/53	24,202
25,000	A-	5.700% due 9/15/53	25,092
		MetLife Inc.:
		Junior Subordinated Notes:
1,500,000	BBB	3.850% (5-Year CMT Index + 3.576%)(d)(e)	1,445,299

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Insurance - 1.3% - (continued)
$ 640,000	BBB	6.400% due 12/15/36	$646,664
		Senior Unsecured Notes:
50,000	A-	5.375% due 7/15/33	50,292
25,000	A-	6.375% due 6/15/34	26,761
25,000	A-	5.700% due 6/15/35	25,510
25,000	A-	4.125% due 8/13/42	20,667
25,000	A-	4.875% due 11/13/43	22,727
25,000	A-	4.721% due 12/15/44	22,222
25,000	A-	4.050% due 3/1/45	20,143
50,000	A-	5.000% due 7/15/52	45,675
25,000	A-	5.250% due 1/15/54	23,805
1,590,000	AA-	Metropolitan Life Global Funding I, Senior Secured Notes, 5.150% due 3/28/33(a)	1,564,731
500,000	A-	National Life Insurance Co., Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.314%) due 7/19/68(a)(d)	416,254
750,000	A-	Nippon Life Insurance Co., Subordinated Notes, 2.900% (5-Year CMT Index + 2.600%) due 9/16/51(a)(d)	618,504
500,000	AA-	Northwestern Mutual Life Insurance Co. (The), Subordinated Notes, 3.625% due 9/30/59(a)	340,947
25,000	BBB+	Old Republic International Corp., Senior Unsecured Notes, 3.850% due 6/11/51	17,521
1,000,000	BBB	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(d)	909,009
		Principal Financial Group Inc., Company Guaranteed Notes:
25,000	A-	3.700% due 5/15/29	23,143
25,000	A-	2.125% due 6/15/30	20,739
25,000	A-	5.375% due 3/15/33	24,903
25,000	A-	5.500% due 3/15/53	23,940
		Progressive Corp. (The), Senior Unsecured Notes:
25,000	A	3.200% due 3/26/30	22,621
50,000	A	3.000% due 3/15/32	43,090
25,000	A	4.950% due 6/15/33	24,680
25,000	A	4.200% due 3/15/48	20,784
25,000	A	3.950% due 3/26/50	19,704
25,000	A	3.700% due 3/15/52	18,695
		Prudential Financial Inc., Senior Unsecured Notes:
25,000	A	3.878% due 3/27/28	23,907
25,000	A	2.100% due 3/10/30	21,227
50,000	A	5.750% due 7/15/33	51,942
25,000	A	3.000% due 3/10/40	18,452
50,000	A	3.905% due 12/7/47	38,371
25,000	A	3.935% due 12/7/49	18,984
50,000	A	4.350% due 2/25/50	40,836
100,000	A	3.700% due 3/13/51	72,734
25,000	A	Reinsurance Group of America Inc., Senior Unsecured Notes, 6.000% due 9/15/33	25,338
775,000	BBB+	RenaissanceRe Holdings Ltd., Senior Unsecured Notes, 5.750% due 6/5/33	768,932
2,500,000	AA-	RGA Global Funding, Secured Notes, 6.000% due 11/21/28(a)	2,563,746
500,000	BBB+	Sammons Financial Group Inc., Senior Unsecured Notes, 4.750% due 4/8/32(a)	442,669
750,000	A	Swiss Re Finance Luxembourg SA, Company Guaranteed Notes, 5.000% (5-Year CMT Index + 3.582%) due 4/2/49(a)(d)	723,885
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
20,000	AA-	6.850% due 12/16/39(a)	22,220
350,000	AA-	4.900% due 9/15/44(a)	312,291
25,000	BBB	Unum Group, Senior Unsecured Notes, 4.125% due 6/15/51	18,209
		Willis North America Inc., Company Guaranteed Notes:
25,000	BBB+	4.500% due 9/15/28	24,148
25,000	BBB+	2.950% due 9/15/29	22,221
25,000	BBB+	5.900% due 3/5/54	24,348
25,000	BBB+	WR Berkley Corp., Senior Unsecured Notes, 3.550% due 3/30/52	17,074

		Total Insurance	23,176,876

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Internet - 0.4%
			Alphabet Inc., Senior Unsecured Notes:
$ 80,000		AA+	1.100% due 8/15/30	$64,794
90,000		AA+	1.900% due 8/15/40	58,608
100,000		AA+	2.050% due 8/15/50	56,708
50,000		AA+	2.250% due 8/15/60	27,745
			Amazon.com Inc., Senior Unsecured Notes:
250,000		AA	1.000% due 5/12/26	231,513
260,000		AA	3.300% due 4/13/27	248,708
240,000		AA	1.200% due 6/3/27	215,441
220,000		AA	3.150% due 8/22/27	208,456
130,000		AA	3.450% due 4/13/29	122,682
120,000		AA	1.500% due 6/3/30	99,295
320,000		AA	2.100% due 5/12/31	267,283
360,000		AA	3.600% due 4/13/32	328,564
1,080,000		AA	3.875% due 8/22/37	946,071
50,000		AA	2.875% due 5/12/41	36,870
210,000		AA	4.950% due 12/5/44	203,681
200,000		AA	4.050% due 8/22/47	166,751
275,000		AA	2.500% due 6/3/50	166,486
75,000		AA	3.100% due 5/12/51	51,015
75,000		AA	3.950% due 4/13/52	59,987
115,000		AA	4.250% due 8/22/57	95,474
50,000		AA	2.700% due 6/3/60	29,189
50,000		AA	3.250% due 5/12/61	33,166
25,000		AA	4.100% due 4/13/62	19,980
			eBay Inc., Senior Unsecured Notes:
50,000		BBB+	1.400% due 5/10/26	46,349
25,000		BBB+	3.650% due 5/10/51	17,808
1,000,000	EUR	B-	Engineering - Ingegneria Informatica - SpA, Senior Secured Notes, 5.875% due 9/30/26(a)	1,041,635
			Meta Platforms Inc., Senior Unsecured Notes:
375,000		AA-	4.450% due 8/15/52	319,491
215,000		AA-	4.650% due 8/15/62	183,591
			Prosus NV, Senior Unsecured Notes:
1,340,000		BBB	3.061% due 7/13/31(a)	1,085,936
1,500,000		BBB	4.987% due 1/19/52(a)	1,132,781

			Total Internet	7,566,058

Investment Companies - 0.1%
			Ares Capital Corp., Senior Unsecured Notes:
25,000		BBB-	2.150% due 7/15/26	23,060
25,000		BBB-	7.000% due 1/15/27	25,531
550,000		BBB-	2.875% due 6/15/28	488,570
25,000		BBB-	5.875% due 3/1/29	24,704
			Blackstone Private Credit Fund, Senior Unsecured Notes:
50,000		BBB-	2.625% due 12/15/26	45,656
50,000		BBB-	3.250% due 3/15/27	46,103
25,000		BBB-	6.250% due 1/25/31(a)	24,952
			Blackstone Secured Lending Fund, Senior Unsecured Notes:
25,000		Baa3(b)	2.750% due 9/16/26	23,146
25,000		Baa3(b)	2.850% due 9/30/28	21,935
			Blue Owl Capital Corp., Senior Unsecured Notes:
25,000		BBB-	4.250% due 1/15/26	24,227
25,000		BBB-	3.400% due 7/15/26	23,535

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Investment Companies - 0.1% - (continued)
		Blue Owl Credit Income Corp., Senior Unsecured Notes:
$ 25,000	BBB-	4.700% due 2/8/27	$23,817
25,000	BBB-	7.750% due 9/16/27	25,881
25,000	BBB-	7.750% due 1/15/29	25,972
		FS KKR Capital Corp., Senior Unsecured Notes:
50,000	Baa3(b)	3.400% due 1/15/26	47,570
25,000	Baa3(b)	3.125% due 10/12/28	21,692
200,000	A1(b)	Gaci First Investment Co., Company Guaranteed Notes, (Cost - $204,022, acquired 3/14/23), 5.250% due 10/13/32(c)	198,548
		Golub Capital BDC Inc., Senior Unsecured Notes:
25,000	BBB-	2.500% due 8/24/26	23,015
25,000	BBB-	6.000% due 7/15/29	24,465

		Total Investment Companies	1,162,379

Iron/Steel - 0.0%@
		ArcelorMittal SA, Senior Unsecured Notes:
55,000	BBB-	7.000% due 10/15/39	59,533
25,000	BBB-	6.750% due 3/1/41	25,782
		Nucor Corp., Senior Unsecured Notes:
25,000	A-	6.400% due 12/1/37	26,993
25,000	A-	3.850% due 4/1/52	18,903
25,000	A-	2.979% due 12/15/55	15,366
25,000	BBB+	Reliance Inc., Senior Unsecured Notes, 2.150% due 8/15/30	20,738
25,000	BBB	Steel Dynamics Inc., Senior Unsecured Notes, 3.250% due 10/15/50	16,313
		Vale Overseas Ltd., Company Guaranteed Notes:
550,000	BBB-	6.875% due 11/21/36	581,778
25,000	BBB-	6.875% due 11/10/39	26,526
25,000	BBB-	Vale SA, Senior Unsecured Notes, 5.625% due 9/11/42	24,053

		Total Iron/Steel	815,985

Leisure Time - 0.1%
540,000	BB	NCL Corp., Ltd., Senior Secured Notes, 8.125% due 1/15/29(a)	564,540
200,000	BB+	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 6.250% due 3/15/32(a)	199,278
110,000	BB	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	105,787

		Total Leisure Time	869,605

Lodging - 0.3%
160,000	BB+	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 6.125% due 4/1/32(a)	158,283
		Las Vegas Sands Corp., Senior Unsecured Notes:
770,000	BB+	3.200% due 8/8/24	768,557
1,250,000	BB+	2.900% due 6/25/25	1,210,355
110,000	BB+	3.900% due 8/8/29	99,977
160,000	BB+	6.000% due 8/15/29	160,478
1,190,000	BB+	6.200% due 8/15/34	1,197,477
155,000	BBB	Marriott International Inc., Senior Unsecured Notes, 5.300% due 5/15/34	151,460
210,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 7.625% due 4/17/32(a)	207,741
		Sands China Ltd., Senior Unsecured Notes:
1,150,000	BBB-	5.125% due 8/8/25	1,142,068
200,000	BBB-	4.050% due 1/8/26	193,617
550,000	BBB-	2.300% due 3/8/27	501,121
200,000	BBB-	2.850% due 3/8/29	175,713

		Total Lodging	5,966,847

Machinery - Construction & Mining - 0.0%@
		Caterpillar Financial Services Corp., Senior Unsecured Notes:
200,000	A	0.800% due 11/13/25	188,017
200,000	A	1.700% due 1/8/27	184,018
50,000	A	4.500% due 1/8/27	49,425

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Machinery - Construction & Mining - 0.0%@ - (continued)
			Caterpillar Inc., Senior Unsecured Notes:
$ 50,000		A	3.803% due 8/15/42	$40,672
50,000		A	3.250% due 4/9/50	35,692

			Total Machinery - Construction & Mining	497,824

Machinery - Diversified - 0.1%
185,000		BBB+	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.550% due 4/10/28	180,079
			Deere & Co., Senior Unsecured Notes:
40,000		A	3.100% due 4/15/30	36,228
25,000		A	3.900% due 6/9/42	20,914
155,000		A	3.750% due 4/15/50	122,503
			John Deere Capital Corp., Senior Unsecured Notes:
50,000		A	4.750% due 6/8/26	49,687
50,000		A	1.050% due 6/17/26	46,129
100,000		A	1.700% due 1/11/27	91,938
100,000		A	1.750% due 3/9/27	91,594
400,000	EUR	B	Nova Alexandre III SAS, Senior Secured Notes, 9.114% (3-Month EURIBOR + 5.250%) due 7/15/29(a)(d)	433,528
			Otis Worldwide Corp., Senior Unsecured Notes:
80,000		BBB	2.056% due 4/5/25	77,709
29,000		BBB	5.250% due 8/16/28	29,097
210,000		BBB	2.565% due 2/15/30	182,628

			Total Machinery - Diversified	1,362,034

Media - 1.1%
			CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
100,000		BB-	4.750% due 2/1/32(a)	80,545
100,000		BB-	4.500% due 5/1/32	79,369
370,000		BB-	4.500% due 6/1/33(a)	286,052
790,000		BB-	4.250% due 1/15/34(a)	589,493
			Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
100,000		BBB-	4.908% due 7/23/25	98,990
100,000		BBB-	6.150% due 11/10/26	100,740
410,000		BBB-	3.750% due 2/15/28	379,859
460,000		BBB-	4.200% due 3/15/28	432,364
650,000		BBB-	5.050% due 3/30/29	622,257
1,425,000		BBB-	6.100% due 6/1/29	1,425,138
330,000		BBB-	2.300% due 2/1/32	252,645
210,000		BBB-	4.400% due 4/1/33	183,400
130,000		BBB-	6.550% due 6/1/34	130,061
50,000		BBB-	6.384% due 10/23/35	48,707
50,000		BBB-	3.500% due 3/1/42	33,190
560,000		BBB-	5.375% due 5/1/47	449,407
402,000		BBB-	5.750% due 4/1/48	337,630
415,000		BBB-	5.125% due 7/1/49	318,265
580,000		BBB-	4.800% due 3/1/50	427,063
422,000		BBB-	3.700% due 4/1/51	257,838
396,000		BBB-	3.900% due 6/1/52	248,487
515,000		BBB-	5.250% due 4/1/53	405,092
108,000		BBB-	3.850% due 4/1/61	63,430
101,000		BBB-	3.950% due 6/30/62	59,920
130,000		BBB-	5.500% due 4/1/63	101,454
			Comcast Corp., Company Guaranteed Notes:
40,000		A-	3.950% due 10/15/25	39,278
80,000		A-	3.150% due 3/1/26	77,314
100,000		A-	2.350% due 1/15/27	93,251
70,000		A-	3.300% due 4/1/27	66,754

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Media - 1.1% - (continued)
$ 1,720,000	A-	4.150% due 10/15/28	$1,658,970
90,000	A-	3.400% due 4/1/30	82,016
270,000	A-	4.250% due 10/15/30	256,750
45,000	A-	1.950% due 1/15/31	36,872
188,000	A-	1.500% due 2/15/31	149,582
282,000	A-	4.800% due 5/15/33	272,193
7,000	A-	6.500% due 11/15/35	7,597
75,000	A-	3.900% due 3/1/38	63,243
20,000	A-	3.250% due 11/1/39	15,253
20,000	A-	3.750% due 4/1/40	16,170
27,000	A-	4.750% due 3/1/44	24,445
20,000	A-	3.400% due 7/15/46	14,386
30,000	A-	4.000% due 8/15/47	23,479
153,000	A-	3.969% due 11/1/47	119,029
20,000	A-	4.000% due 3/1/48	15,709
43,000	A-	3.999% due 11/1/49	33,293
60,000	A-	3.450% due 2/1/50	42,239
570,000	A-	2.800% due 1/15/51	348,573
149,000	A-	2.887% due 11/1/51	92,342
1,051,000	A-	4.049% due 11/1/52	811,210
389,000	A-	2.937% due 11/1/56	233,043
20,000	A-	4.950% due 10/15/58	17,769
79,000	A-	2.650% due 8/15/62	42,708
600,000	A-	2.987% due 11/1/63	349,694
		CSC Holdings LLC:
		Company Guaranteed Notes:
1,063,000	CCC+	6.500% due 2/1/29(a)	720,350
1,500,000	CCC+	4.500% due 11/15/31(a)	918,162
300,000	CCC-	Senior Unsecured Notes, 5.750% due 1/15/30(a)	128,553
50,000	BBB-	Discovery Communications LLC, Company Guaranteed Notes, 4.900% due 3/11/26	49,342
		DISH DBS Corp.:
		Company Guaranteed Notes:
140,000	CCC-	7.750% due 7/1/26	89,187
70,000	CCC-	5.125% due 6/1/29	27,928
60,000	CCC	Senior Secured Notes, 5.250% due 12/1/26(a)	48,041
421,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	362,816
		Fox Corp., Senior Unsecured Notes:
220,000	BBB	6.500% due 10/13/33	229,533
290,000	BBB	5.476% due 1/25/39	273,552
		Paramount Global, Senior Unsecured Notes:
142,000	BB+	5.850% due 9/1/43	115,640
43,000	BB+	5.250% due 4/1/44	32,148
34,000	BB+	4.900% due 8/15/44	24,191
50,000	BB+	4.600% due 1/15/45	34,466
48,000	BB+	4.950% due 5/19/50	34,511
710,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 5.500% due 7/1/29(a)	660,042
240,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	265,403
		Time Warner Cable LLC, Senior Secured Notes:
50,000	BBB-	6.550% due 5/1/37	47,337
230,000	BBB-	7.300% due 7/1/38	232,874
25,000	BBB-	6.750% due 6/15/39	24,238
270,000	BBB-	5.875% due 11/15/40	233,763
1,852,000	BBB-	5.500% due 9/1/41	1,546,554

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Media - 1.1% - (continued)
$ 200,000	A-	TWDC Enterprises 18 Corp., Company Guaranteed Notes, 1.850% due 7/30/26	$186,301
		Walt Disney Co. (The), Company Guaranteed Notes:
200,000	A-	3.700% due 3/23/27	193,575
100,000	A-	2.200% due 1/13/28	91,183
25,000	A-	6.200% due 12/15/34	27,069
30,000	A-	6.650% due 11/15/37	33,492
100,000	A-	3.600% due 1/13/51	74,133
800,000 EUR	B-	Ziggo Bonds Co. BV, Company Guaranteed Notes, 3.375% due 2/28/30(a)	727,392

		Total Media	19,846,334

Mining - 0.3%
		Anglo American Capital PLC, Company Guaranteed Notes:
550,000	BBB	3.625% due 9/11/24(a)	546,220
270,000	BBB	4.750% due 4/10/27(a)	264,739
		Barrick North America Finance LLC, Company Guaranteed Notes:
95,000	BBB+	5.700% due 5/30/41	94,520
225,000	BBB+	5.750% due 5/1/43	226,100
25,000	BBB+	Barrick PD Australia Finance Pty Ltd., Company Guaranteed Notes, 5.950% due 10/15/39	25,241
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
25,000	A-	5.250% due 9/8/30	25,127
50,000	A-	5.250% due 9/8/33	49,651
25,000	A-	4.125% due 2/24/42	21,173
225,000	A-	5.000% due 9/30/43	209,141
25,000	A-	5.500% due 9/8/53	24,641
		First Quantum Minerals Ltd.:
200,000	B	Company Guaranteed Notes, 6.875% due 10/15/27(a)	197,186
200,000	B	Secured Notes, 9.375% due 3/1/29(a)	209,045
		Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000	BBB-	4.550% due 11/14/24	9,954
25,000	BBB-	4.125% due 3/1/28	23,918
70,000	BBB-	5.400% due 11/14/34	68,329
670,000	BBB-	5.450% due 3/15/43	631,899
		Glencore Funding LLC, Company Guaranteed Notes:
260,000	BBB+	4.000% due 3/27/27(a)	250,433
1,000,000	BBB+	3.375% due 9/23/51(a)	658,363
25,000	BBB-	Kinross Gold Corp., Senior Unsecured Notes, 6.250% due 7/15/33	25,909
		Newmont Corp., Company Guaranteed Notes:
61,000	BBB+	2.600% due 7/15/32	50,323
133,000	BBB+	5.875% due 4/1/35	136,426
		Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
50,000	A	5.200% due 11/2/40	48,629
25,000	A	2.750% due 11/2/51	15,493
		Rio Tinto Finance USA PLC, Company Guaranteed Notes:
50,000	A	5.000% due 3/9/33	49,480
25,000	A	4.750% due 3/22/42	23,073
25,000	A	4.125% due 8/21/42	21,040
25,000	A	5.125% due 3/9/53	23,459
		Southern Copper Corp., Senior Unsecured Notes:
25,000	BBB+	6.750% due 4/16/40	27,306
935,000	BBB+	5.250% due 11/8/42	867,563
50,000	BBB+	5.875% due 4/23/45	49,416
		Yamana Gold Inc., Company Guaranteed Notes:
90,000	BBB-	4.625% due 12/15/27	86,945
25,000	BBB-	2.630% due 8/15/31	20,729

		Total Mining	4,981,471

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Miscellaneous Manufacturers - 0.0%@
			3M Co., Senior Unsecured Notes:
$ 50,000		BBB+	2.250% due 9/19/26	$46,723
25,000		BBB+	4.000% due 9/14/48	19,857
50,000		BBB+	3.250% due 8/26/49	34,159
25,000		BBB+	3.700% due 4/15/50	18,189
			Eaton Corp., Company Guaranteed Notes:
185,000		A-	4.150% due 11/2/42	157,693
25,000		A-	4.700% due 8/23/52	22,567
25,000		BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 4.000% due 6/14/49	19,561
218,000		BBB	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	203,284

			Total Miscellaneous Manufacturers	522,033

Multi-National - 0.3%
			Asian Development Bank, Senior Unsecured Notes:
200,000		AAA	4.250% due 1/9/26	197,509
200,000		AAA	4.125% due 1/12/27	196,618
200,000		AAA	2.500% due 11/2/27	186,028
1,000,000	EUR	Baa1(b)	Banque Ouest Africaine de Developpement, Senior Unsecured Notes, (Cost - $861,541, acquired 5/30/24), 2.750% due 1/22/33(c)	854,319
200,000		AAA	European Investment Bank, Senior Unsecured Notes, 4.375% due 3/19/27	197,878
			Inter-American Development Bank, Senior Unsecured Notes:
200,000		AAA	2.000% due 7/23/26	188,258
200,000		AAA	1.500% due 1/13/27	183,835
200,000		AAA	4.375% due 2/1/27	197,809
253,000,000	INR	Aaa(b)	7.350% due 10/6/30	3,041,414

			Total Multi-National	5,243,668

Office/Business Equipment - 0.0%@
25,000		BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 3.250% due 2/15/29	22,534

Oil & Gas - 1.3%
2,000,000	EUR	BBB	Aker BP ASA, Senior Unsecured Notes, (Cost - $1,945,620, acquired 3/7/24), 1.125% due 5/12/29(c)	1,902,966
			Apache Corp., Senior Unsecured Notes:
60,000		BB+	7.750% due 12/15/29	65,325
159,000		BB+	4.250% due 1/15/30	147,197
129,000		BB+	5.100% due 9/1/40	111,106
20,000		BB+	5.250% due 2/1/42	17,166
132,000		BB+	4.750% due 4/15/43	105,405
60,000		BB+	4.250% due 1/15/44	43,744
90,000		BB+	5.350% due 7/1/49	76,378
288,476		BB-	Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes, 10.000% due 11/15/28(a)	303,128
			BP Capital Markets America Inc., Company Guaranteed Notes:
70,000		A-	3.410% due 2/11/26	67,904
250,000		A-	3.017% due 1/16/27	237,478
190,000		A-	3.588% due 4/14/27	182,258
110,000		A-	3.633% due 4/6/30	101,959
50,000		A-	4.812% due 2/13/33	48,294
93,000		A-	4.989% due 4/10/34	90,395
50,000		A-	2.772% due 11/10/50	30,802
100,000		A-	2.939% due 6/4/51	63,538
50,000		A-	3.379% due 2/8/61	32,891
1,000,000		BBB	BP Capital Markets PLC, Company Guaranteed Notes, 6.450% (5-Year CMT Index + 2.153%)(d)(e)	1,024,962
70,000		AA-	Chevron Corp., Senior Unsecured Notes, 1.995% due 5/11/27	64,484
10,000		AA-	Chevron USA Inc., Company Guaranteed Notes, 3.850% due 1/15/28	9,694

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Oil & Gas - 1.3% - (continued)
		ConocoPhillips Co., Company Guaranteed Notes:
$ 25,000	A-	3.800% due 3/15/52	$18,631
50,000	A-	5.300% due 5/15/53	47,326
50,000	A-	4.025% due 3/15/62	37,473
25,000	A-	5.700% due 9/15/63	24,850
		Continental Resources Inc., Company Guaranteed Notes:
870,000	BBB-	3.800% due 6/1/24	870,000
180,000	BBB-	2.268% due 11/15/26(a)	166,743
640,000	BBB-	4.375% due 1/15/28	614,347
120,000	BBB-	5.750% due 1/15/31(a)	118,129
30,000	BBB-	4.900% due 6/1/44	24,740
		Coterra Energy Inc., Senior Unsecured Notes:
950,000	BBB	3.900% due 5/15/27	910,961
150,000	BBB	4.375% due 3/15/29	142,669
		Devon Energy Corp., Senior Unsecured Notes:
190,000	BBB	5.850% due 12/15/25	190,878
32,000	BBB	5.250% due 10/15/27	31,777
142,000	BBB	5.875% due 6/15/28	142,390
129,000	BBB	4.500% due 1/15/30	123,363
460,000	BBB	5.600% due 7/15/41	431,903
10,000	BBB	4.750% due 5/15/42	8,455
680,000	BBB	5.000% due 6/15/45	585,615
		Diamondback Energy Inc., Company Guaranteed Notes:
314,000	BBB-	3.250% due 12/1/26	299,649
794,000	BBB-	3.500% due 12/1/29	727,706
344,000	BBB-	3.125% due 3/24/31	300,983
330,000	BBB-	4.400% due 3/24/51	263,828
860,000	BB+	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 5/28/45	617,665
		EOG Resources Inc., Senior Unsecured Notes:
100,000	A-	4.150% due 1/15/26	98,324
210,000	A-	4.375% due 4/15/30	203,021
510,000	A-	3.900% due 4/1/35	454,113
210,000	A-	4.950% due 4/15/50	193,435
		EQT Corp., Senior Unsecured Notes:
6,000	BBB-	6.125% due 2/1/25	6,012
1,034,000	BBB-	3.900% due 10/1/27	986,898
52,000	BBB-	5.700% due 4/1/28	52,214
201,000	BBB-	5.000% due 1/15/29	195,758
200,000	BBB-	3.625% due 5/15/31(a)	175,035
128,000	BBB-	5.750% due 2/1/34	126,701
		Equinor ASA, Company Guaranteed Notes:
50,000	AA-	3.625% due 9/10/28	47,566
50,000	AA-	3.250% due 11/18/49	34,989
		Exxon Mobil Corp., Senior Unsecured Notes:
180,000	AA-	3.482% due 3/19/30	166,777
460,000	AA-	4.227% due 3/19/40	405,165
145,000	AA-	4.114% due 3/1/46	120,658
185,000	AA-	4.327% due 3/19/50	156,381
200,000	AA-	3.452% due 4/15/51	143,967
75,000	BBB-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	75,016
25,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	26,299
		Occidental Petroleum Corp., Senior Unsecured Notes:
94,000	BB+	6.950% due 7/1/24	94,024
740,000	BB+	5.550% due 3/15/26	739,553

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Oil & Gas - 1.3% - (continued)
$ 90,000	BB+	3.400% due 4/15/26	$86,249
140,000	BB+	7.500% due 5/1/31	154,102
75,000	BB+	7.875% due 9/15/31	84,122
50,000	BB+	6.450% due 9/15/36	52,135
25,000	BB+	6.200% due 3/15/40	25,177
90,000	BB+	4.625% due 6/15/45	71,416
50,000	BB+	6.600% due 3/15/46	52,347
30,000	BB+	4.100% due 2/15/47	21,866
690,000	BB+	4.200% due 3/15/48	520,891
177,000	BBB-	Ovintiv Inc., Company Guaranteed Notes, 6.250% due 7/15/33	181,383
1,860,000	BB	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	1,826,605
		Petroleos Mexicanos, Company Guaranteed Notes:
117,000	BBB	6.625% due 6/15/35	90,012
465,000	BBB	6.750% due 9/21/47	312,672
68,000	BBB	6.350% due 2/12/48	44,023
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	AA-	1.125% due 1/15/26	28,064
102,000	AA-	5.100% due 3/29/26	101,691
50,000	AA-	1.900% due 8/15/30	41,746
330,000	AA-	2.150% due 1/15/31	276,717
50,000	BB	Range Resources Corp., Company Guaranteed Notes, 4.875% due 5/15/25	49,601
450,000	BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 3.625% due 1/12/52(a)	314,878
		Shell International Finance BV, Company Guaranteed Notes:
610,000	A+	3.875% due 11/13/28	583,969
60,000	A+	2.750% due 4/6/30	53,194
90,000	A+	4.550% due 8/12/43	80,123
320,000	A+	4.375% due 5/11/45	274,420
340,000	A+	4.000% due 5/10/46	272,734
50,000	A+	3.750% due 9/12/46	38,765
480,000	A+	3.250% due 4/6/50	332,586
50,000	A+	3.000% due 11/26/51	32,489
		Southwestern Energy Co., Company Guaranteed Notes:
10,000	BB+	5.375% due 2/1/29	9,626
1,340,000	BB+	5.375% due 3/15/30	1,289,793
70,000	BB+	4.750% due 2/1/32	63,492
50,000	A+	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.127% due 5/29/50	33,836

		Total Oil & Gas	23,329,785

Oil & Gas Services - 0.0%@
		Halliburton Co., Senior Unsecured Notes:
20,000	BBB+	4.850% due 11/15/35	19,051
150,000	BBB+	5.000% due 11/15/45	137,064
171,000	A	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.900% due 5/17/28(a)	163,069

		Total Oil & Gas Services	319,184

Packaging & Containers - 0.1%
94,000	BBB	Amcor Flexibles North America Inc. North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	78,501
1,210,000	B	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes, 6.000% due 6/15/27(a)	1,183,958
		Berry Global Inc., Senior Secured Notes:
22,000	BBB-	1.650% due 1/15/27	19,950
340,000	BBB-	5.500% due 4/15/28	338,030
		Packaging Corp. of America, Senior Unsecured Notes:
25,000	BBB	5.700% due 12/1/33	25,288
25,000	BBB	3.050% due 10/1/51	16,318

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Packaging & Containers - 0.1% - (continued)
		WRKCo Inc., Company Guaranteed Notes:
$ 50,000	BBB	3.900% due 6/1/28	$47,378
25,000	BBB	4.900% due 3/15/29	24,669

		Total Packaging & Containers	1,734,092

Pharmaceuticals - 1.5%
		AbbVie Inc., Senior Unsecured Notes:
730,000	A-	2.600% due 11/21/24	719,850
20,000	A-	3.800% due 3/15/25	19,734
100,000	A-	3.600% due 5/14/25	98,284
450,000	A-	2.950% due 11/21/26	427,256
100,000	A-	4.800% due 3/15/27	99,349
400,000	A-	4.800% due 3/15/29	395,789
1,430,000	A-	3.200% due 11/21/29	1,302,100
180,000	A-	4.950% due 3/15/31	178,292
240,000	A-	5.050% due 3/15/34	237,068
551,000	A-	4.550% due 3/15/35	518,281
611,000	A-	4.500% due 5/14/35	571,842
10,000	A-	4.875% due 11/14/48	9,161
355,000	A-	4.250% due 11/21/49	294,246
75,000	A-	5.400% due 3/15/54	73,787
		AstraZeneca PLC, Senior Unsecured Notes:
25,000	A	4.000% due 9/18/42	20,903
25,000	A	4.375% due 11/16/45	21,645
25,000	A	4.375% due 8/17/48	21,522
25,000	A	2.125% due 8/6/50	14,010
25,000	A	3.000% due 5/28/51	16,778
		Becton Dickinson & Co., Senior Unsecured Notes:
377,000	BBB	3.363% due 6/6/24	376,924
17,000	BBB	3.734% due 12/15/24	16,836
243,000	BBB	4.693% due 2/13/28	238,366
67,000	BBB	4.685% due 12/15/44	59,013
25,000	BBB	4.669% due 6/6/47	21,722
25,000	BBB	3.794% due 5/20/50	18,809
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
216,000	A	2.900% due 7/26/24	215,157
100,000	A	4.900% due 2/22/27	99,612
41,000	A	3.400% due 7/26/29	37,943
493,000	A	5.100% due 2/22/31	491,501
610,000	A	5.200% due 2/22/34	605,117
98,000	A	4.125% due 6/15/39	84,570
50,000	A	3.550% due 3/15/42	38,793
50,000	A	4.350% due 11/15/47	41,599
50,000	A	4.550% due 2/20/48	42,834
100,000	A	4.250% due 10/26/49	81,429
50,000	A	2.550% due 11/13/50	29,217
100,000	A	3.700% due 3/15/52	72,900
160,000	A	5.550% due 2/22/54	157,357
50,000	A	3.900% due 3/15/62	35,925
1,090,000	A	5.650% due 2/22/64	1,062,635
		Cigna Group (The):
		Company Guaranteed Notes:
100,000	A-	3.400% due 3/1/27	95,385
1,030,000	A-	4.375% due 10/15/28	994,529
880,000	A-	4.800% due 8/15/38	802,986

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Pharmaceuticals - 1.5% - (continued)
$ 50,000	A-	4.800% due 7/15/46	$43,996
25,000	A-	3.875% due 10/15/47	18,883
105,000	A-	4.900% due 12/15/48	92,180
		Senior Unsecured Notes:
160,000	A-	2.375% due 3/15/31	132,942
750,000	A-	5.250% due 2/15/34	734,041
20,000	A-	3.200% due 3/15/40	14,734
50,000	A-	3.400% due 3/15/50	33,976
50,000	A-	3.400% due 3/15/51	33,876
25,000	A-	5.600% due 2/15/54	24,001
		CVS Health Corp., Senior Unsecured Notes:
6,000	BBB	3.875% due 7/20/25	5,888
200,000	BBB	5.000% due 2/20/26	198,106
200,000	BBB	2.875% due 6/1/26	190,059
50,000	BBB	3.625% due 4/1/27	47,773
534,000	BBB	4.300% due 3/25/28	514,197
591,000	BBB	5.000% due 1/30/29	582,410
620,000	BBB	3.750% due 4/1/30	565,652
944,000	BBB	2.125% due 9/15/31	751,706
540,000	BBB	4.780% due 3/25/38	479,371
50,000	BBB	4.125% due 4/1/40	40,236
170,000	BBB	5.125% due 7/20/45	149,718
910,000	BBB	5.050% due 3/25/48	782,277
30,000	BBB	4.250% due 4/1/50	22,666
89,759	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	89,425
		Eli Lilly & Co., Senior Unsecured Notes:
100,000	A+	4.500% due 2/9/27	98,934
570,000	A+	4.700% due 2/9/34	553,229
25,000	A+	3.950% due 3/15/49	20,215
25,000	A+	4.875% due 2/27/53	23,176
110,000	A+	5.000% due 2/9/54	104,185
25,000	A+	4.150% due 3/15/59	20,332
25,000	A+	4.950% due 2/27/63	23,026
475,000	A+	5.100% due 2/9/64	448,615
		Johnson & Johnson, Senior Unsecured Notes:
460,000	AAA	3.625% due 3/3/37	396,990
50,000	AAA	3.700% due 3/1/46	39,840
25,000	AAA	2.450% due 9/1/60	13,915
		Merck & Co., Inc., Senior Unsecured Notes:
190,000	A+	1.450% due 6/24/30	155,092
25,000	A+	3.600% due 9/15/42	19,652
50,000	A+	4.150% due 5/18/43	42,415
50,000	A+	3.700% due 2/10/45	39,071
50,000	A+	4.000% due 3/7/49	40,029
50,000	A+	2.450% due 6/24/50	29,497
390,000	A+	2.750% due 12/10/51	241,770
50,000	A+	5.000% due 5/17/53	46,647
50,000	A+	2.900% due 12/10/61	29,660
		Pfizer Inc., Senior Unsecured Notes:
160,000	A	2.625% due 4/1/30	140,552
140,000	A	1.700% due 5/28/30	116,469
25,000	A	4.000% due 12/15/36	22,173

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Pharmaceuticals - 1.5% - (continued)
		Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes:
$ 200,000	A	4.450% due 5/19/26	$197,214
416,000	A	4.750% due 5/19/33	402,094
1,947,000	A	5.300% due 5/19/53	1,859,629
158,000	A	5.340% due 5/19/63	148,125
221,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	210,778
256,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	215,005
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
220,000	BB-	7.125% due 1/31/25	220,660
1,820,000	BB-	3.150% due 10/1/26	1,704,129
720,000	BB-	5.125% due 5/9/29	689,022
770,000	BB-	8.125% due 9/15/31	845,989
		Utah Acquisition Sub Inc., Company Guaranteed Notes:
100,000	BBB-	3.950% due 6/15/26	96,448
25,000	BBB-	5.250% due 6/15/46	20,440
		Viatris Inc., Company Guaranteed Notes:
200,000	BBB-	1.650% due 6/22/25	191,465
50,000	BBB-	4.000% due 6/22/50	33,694
130,000	A	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	136,159
		Zoetis Inc., Senior Unsecured Notes:
25,000	BBB	4.700% due 2/1/43	22,287
25,000	BBB	3.950% due 9/12/47	19,616

		Total Pharmaceuticals	25,987,407

Pipelines - 1.7%
140,000	B+	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(a)	142,784
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(a)	42,776
580,000	A	3.302% due 1/15/35(a)	475,225
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
272,000	BBB	5.125% due 6/30/27	269,685
399,000	BBB	3.700% due 11/15/29	366,548
		Cheniere Energy Partners LP, Company Guaranteed Notes:
147,000	BBB-	4.500% due 10/1/29	139,791
143,000	BBB-	4.000% due 3/1/31	128,961
486,000	BBB-	3.250% due 1/31/32	412,205
255,000	BBB-	5.950% due 6/30/33	257,332
		Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
670,000	Baa1(b)	6.036% due 11/15/33(a)	682,294
100,000	Baa1(b)	6.544% due 11/15/53(a)	105,748
500,000	BB	CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes, 7.500% due 12/15/33(a)	514,126
40,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	41,733
		Enbridge Inc.:
		Company Guaranteed Notes:
100,000	BBB+	5.900% due 11/15/26	101,050
50,000	BBB+	2.500% due 8/1/33	39,397
50,000	BBB+	3.400% due 8/1/51	33,704
50,000	BBB+	6.700% due 11/15/53	54,664
995,000	BBB+	5.950% due 4/5/54	988,186
1,845,000	BBB-	Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(d)	1,721,592
		Energy Transfer LP:
240,000	BBB	Company Guaranteed Notes, 5.250% due 4/15/29	238,495
		Junior Subordinated Notes:
795,000	BB+	6.500% (5-Year CMT Index + 5.694%)(d)(e)	780,696
180,000	BB+	6.750% (5-Year CMT Index + 5.134%)(d)(e)	178,287

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Pipelines - 1.7% - (continued)
$ 240,000	BB+	7.125% (5-Year CMT Index + 5.306%)(d)(e)	$235,753
40,000	BB+	9.612% (3-Month Term SOFR + 4.290%)(d)(e)	39,864
405,000	BB+	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(d)	421,921
		Senior Unsecured Notes:
149,000	BBB	5.500% due 6/1/27	149,179
76,000	BBB	5.550% due 2/15/28	76,306
30,000	BBB	4.950% due 6/15/28	29,498
800,000	BBB	3.750% due 5/15/30	730,829
280,000	BBB	5.550% due 5/15/34	275,514
25,000	BBB	5.800% due 6/15/38	24,258
90,000	BBB	6.100% due 2/15/42	88,832
340,000	BBB	5.300% due 4/1/44	304,107
18,000	BBB	5.300% due 4/15/47	15,854
750,000	BBB	6.250% due 4/15/49	745,610
347,000	BBB	5.000% due 5/15/50	293,934
		Enterprise Products Operating LLC, Company Guaranteed Notes:
100,000	A-	4.600% due 1/11/27	98,842
100,000	A-	3.950% due 2/15/27	97,161
660,000	A-	4.150% due 10/16/28	636,831
1,550,000	A-	2.800% due 1/31/30	1,375,909
150,000	A-	6.650% due 10/15/34	164,296
250,000	A-	4.850% due 3/15/44	225,743
25,000	A-	5.100% due 2/15/45	23,288
25,000	A-	4.250% due 2/15/48	20,445
50,000	A-	4.800% due 2/1/49	44,204
50,000	A-	4.200% due 1/31/50	40,261
130,000	A-	3.700% due 1/31/51	95,472
25,000	A-	3.200% due 2/15/52	16,566
50,000	A-	3.300% due 2/15/53	33,671
180,000	A-	3.950% due 1/31/60	131,752
60,000	BBB	5.375% (3-Month Term SOFR + 2.832%) due 2/15/78(d)	55,826
1,250,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(a)	1,263,003
		Kinder Morgan Inc., Company Guaranteed Notes:
290,000	BBB	4.300% due 3/1/28	281,009
560,000	BBB	5.000% due 2/1/29	551,188
50,000	BBB	5.550% due 6/1/45	46,778
25,000	BBB	5.200% due 3/1/48	22,105
55,000	BBB	3.250% due 8/1/50	35,086
132,000	BBB	3.600% due 2/15/51	90,298
25,000	BBB	5.450% due 8/1/52	22,879
		MPLX LP, Senior Unsecured Notes:
10,000	BBB	4.875% due 6/1/25	9,921
100,000	BBB	1.750% due 3/1/26	93,641
100,000	BBB	4.125% due 3/1/27	96,861
850,000	BBB	4.800% due 2/15/29	831,226
200,000	BBB	4.500% due 4/15/38	173,632
330,000	BBB	4.700% due 4/15/48	273,058
100,000	BBB	5.500% due 2/15/49	92,369
50,000	BBB	4.950% due 3/14/52	42,482
224,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	216,298
		ONEOK Inc.:
		Company Guaranteed Notes:
120,000	BBB	5.550% due 11/1/26	120,265

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Pipelines - 1.7% - (continued)
$ 200,000	BBB	5.800% due 11/1/30	$203,495
415,000	BBB	6.050% due 9/1/33	424,299
25,000	BBB	5.150% due 10/15/43	22,425
100,000	BBB	5.200% due 7/15/48	88,368
25,000	BBB	4.850% due 2/1/49	21,214
50,000	BBB	3.950% due 3/1/50	36,314
25,000	BBB	4.500% due 3/15/50	19,874
455,000	BBB	6.625% due 9/1/53	485,597
200,000	BBB	Senior Unsecured Notes, 5.000% due 3/1/26	198,250
25,000	BBB	ONEOK Partners LP, Company Guaranteed Notes, 6.650% due 10/1/36	26,166
250,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	244,287
530,000	BB+	Rockies Express Pipeline LLC, Senior Unsecured Notes, 4.950% due 7/15/29(a)	491,090
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
321,000	BBB+	5.000% due 3/15/27	318,140
140,000	BBB+	4.200% due 3/15/28	134,825
284,000	BBB+	5.900% due 9/15/37	290,631
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	290,543
675,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	636,531
		Targa Resources Corp., Company Guaranteed Notes:
222,000	BBB	6.150% due 3/1/29	228,532
130,000	BBB	4.200% due 2/1/33	116,513
100,000	BBB	6.500% due 2/15/53	104,345
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BBB	6.500% due 7/15/27	50,345
240,000	BBB	5.000% due 1/15/28	234,240
20,000	BBB	6.875% due 1/15/29	20,580
188,000	BBB	5.500% due 3/1/30	185,502
639,000	BBB	4.875% due 2/1/31	607,338
40,000	BBB	4.000% due 1/15/32	35,727
690,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	598,668
200,000	A1(b)	TMS Issuer Sarl, Senior Secured Notes, (Cost - $203,000, acquired 8/23/23), 5.780% due 8/23/32(c)	203,369
		TransCanada PipeLines Ltd., Senior Unsecured Notes:
25,000	BBB+	5.000% due 10/16/43	22,299
25,000	BBB+	4.875% due 5/15/48	21,755
25,000	BBB+	5.100% due 3/15/49	22,549
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
835,000	BBB	7.850% due 2/1/26	860,159
237,000	BBB	4.000% due 3/15/28	226,663
238,000	BBB	4.600% due 3/15/48	203,109
110,000	BB+	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 3.875% due 11/1/33(a)	92,331
1,495,000	BB	Venture Global LNG Inc., Senior Secured Notes, 9.500% due 2/1/29(a)	1,622,572
		Western Midstream Operating LP, Senior Unsecured Notes:
10,000	BBB-	3.100% due 2/1/25	9,805
100,000	BBB-	4.650% due 7/1/26	97,785
40,000	BBB-	4.500% due 3/1/28	38,586
630,000	BBB-	4.050% due 2/1/30	583,985
90,000	BBB-	5.500% due 8/15/48	78,031
115,000	BBB-	5.250% due 2/1/50	99,906
		Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000	BBB	7.500% due 1/15/31	55,034
370,000	BBB	7.750% due 6/15/31	406,644
116,000	BBB	8.750% due 3/15/32	137,166

		Total Pipelines	29,364,691

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Private Equity - 0.2%
			Brookfield Finance Inc., Company Guaranteed Notes:
$ 100,000		A-	4.250% due 6/2/26	$97,819
50,000		A-	3.900% due 1/25/28	47,733
25,000		A-	4.850% due 3/29/29	24,567
2,250,000		A-	6.350% due 1/5/34	2,354,352
750,000		A-	3.625% due 2/15/52	523,382
25,000		A-	Brookfield Finance LLC/Brookfield Finance Inc., Company Guaranteed Notes, 3.450% due 4/15/50	17,138
500,000		A	KKR Group Finance Co. VIII LLC, Company Guaranteed Notes, 3.500% due 8/25/50(a)	343,122

			Total Private Equity	3,408,113

Real Estate - 0.0%@
			Blackstone Property Partners Europe Holdings Sarl:
300,000	EUR	BBB	Company Guaranteed Notes, (Cost - $255,092, acquired 4/4/23), 1.750% due 3/12/29(c)	283,147
300,000	EUR	BBB	Senior Unsecured Notes, (Cost - $244,192, acquired 3/23/23), 1.625% due 4/20/30(c)	272,763

			Total Real Estate	555,910

Real Estate Investment Trusts (REITs) - 1.6%
			Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
25,000		BBB+	3.950% due 1/15/27	24,057
25,000		BBB+	3.950% due 1/15/28	23,875
25,000		BBB+	4.500% due 7/30/29	23,994
25,000		BBB+	1.875% due 2/1/33	18,715
25,000		BBB+	4.750% due 4/15/35	23,190
50,000		BBB+	3.550% due 3/15/52	33,495
25,000		BBB+	5.625% due 5/15/54	23,548
			American Homes 4 Rent LP, Senior Unsecured Notes:
25,000		BBB	4.250% due 2/15/28	23,864
25,000		BBB	3.625% due 4/15/32	21,636
25,000		BBB	5.500% due 2/1/34	24,442
			American Tower Corp., Senior Unsecured Notes:
200,000		BBB-	1.600% due 4/15/26	186,209
200,000		BBB-	3.650% due 3/15/27	191,241
243,000		BBB-	5.800% due 11/15/28	246,926
186,000		BBB-	3.800% due 8/15/29	171,926
208,000		BBB-	2.100% due 6/15/30	172,619
137,000		BBB-	1.875% due 10/15/30	110,486
106,000		BBB-	2.700% due 4/15/31	89,127
47,000		BBB-	2.300% due 9/15/31	38,048
200,000	EUR	BBB-	1.000% due 1/15/32	173,179
			AvalonBay Communities Inc., Senior Unsecured Notes:
25,000		A-	3.300% due 6/1/29	22,853
25,000		A-	2.300% due 3/1/30	21,461
25,000		A-	5.000% due 2/15/33	24,235
25,000		A-	5.300% due 12/7/33	24,714
			Boston Properties LP, Senior Unsecured Notes:
25,000		BBB	4.500% due 12/1/28	23,512
25,000		BBB	3.400% due 6/21/29	22,086
25,000		BBB	3.250% due 1/30/31	21,055
25,000		BBB	2.450% due 10/1/33	18,442
25,000		BBB	6.500% due 1/15/34	25,363
950,000		BB+	Brandywine Operating Partnership LP, Company Guaranteed Notes, 8.050% due 3/15/28	979,583
25,000		BBB	Brixmor Operating Partnership LP, Senior Unsecured Notes, 5.500% due 2/15/34	24,369
25,000		A-	Camden Property Trust, Senior Unsecured Notes, 4.900% due 1/15/34	23,782
			Crown Castle Inc., Senior Unsecured Notes:
200,000		BBB	1.050% due 7/15/26	182,229

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Real Estate Investment Trusts (REITs) - 1.6% - (continued)
$ 200,000		BBB	4.000% due 3/1/27	$192,426
159,000		BBB	5.000% due 1/11/28	156,401
263,000		BBB	3.800% due 2/15/28	247,947
69,000		BBB	3.100% due 11/15/29	61,360
183,000		BBB	2.250% due 1/15/31	149,704
141,000		BBB	2.100% due 4/1/31	113,363
180,000		BBB	2.500% due 7/15/31	147,770
			CubeSmart LP, Company Guaranteed Notes:
25,000		BBB	3.125% due 9/1/26	23,724
25,000		BBB	2.500% due 2/15/32	20,212
560,000	EUR	Baa2(b)	Digital Intrepid Holding BV, Company Guaranteed Notes, (Cost - $437,646, acquired 3/30/23), 0.625% due 7/15/31(c)	473,774
25,000		BBB	Digital Realty Trust LP, Company Guaranteed Notes, 5.550% due 1/15/28	25,139
			DOC DR LLC, Company Guaranteed Notes:
70,000		BBB+	4.300% due 3/15/27	68,206
15,000		BBB+	3.950% due 1/15/28	14,303
285,000		BBB+	2.625% due 11/1/31	234,063
			EPR Properties, Senior Unsecured Notes:
1,025,000		BBB-	3.750% due 8/15/29	911,225
500,000		BBB-	3.600% due 11/15/31	414,811
			Equinix Inc., Senior Unsecured Notes:
130,000		BBB	1.550% due 3/15/28	113,137
183,000		BBB	2.000% due 5/15/28	160,807
333,000		BBB	3.200% due 11/18/29	297,886
270,000		BBB	2.500% due 5/15/31	224,005
			ERP Operating LP, Senior Unsecured Notes:
25,000		A-	3.500% due 3/1/28	23,583
25,000		A-	4.150% due 12/1/28	24,031
25,000		A-	3.000% due 7/1/29	22,581
25,000		A-	2.500% due 2/15/30	21,625
25,000		A-	1.850% due 8/1/31	20,070
			Essex Portfolio LP, Company Guaranteed Notes:
25,000		BBB+	3.625% due 5/1/27	23,848
25,000		BBB+	4.000% due 3/1/29	23,442
			Extra Space Storage LP, Company Guaranteed Notes:
256,000		BBB+	5.700% due 4/1/28	258,550
200,000		BBB+	3.900% due 4/1/29	187,382
360,000		BBB+	2.350% due 3/15/32	284,993
25,000		BBB+	Federal Realty OP LP, Senior Unsecured Notes, 1.250% due 2/15/26	23,251
			GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
20,000		BBB-	5.375% due 4/15/26	19,825
807,000		BBB-	5.300% due 1/15/29	790,296
462,000		BBB-	4.000% due 1/15/30	419,632
799,000		BBB-	4.000% due 1/15/31	709,905
673,000		BBB-	3.250% due 1/15/32	558,887
750,000		BBB-	6.750% due 12/1/33	779,216
810,000		BBB	Healthcare Realty Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	702,705
25,000		BBB+	Healthpeak OP LLC, Company Guaranteed Notes, 2.875% due 1/15/31	21,417
25,000		BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 2.900% due 12/15/31	20,711
			Invitation Homes Operating Partnership LP, Company Guaranteed Notes:
746,000		BBB	2.300% due 11/15/28	655,127
935,000		BBB	2.000% due 8/15/31	733,804
25,000		BBB	4.150% due 4/15/32	22,733
515,000		BBB	5.500% due 8/15/33	507,647

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Real Estate Investment Trusts (REITs) - 1.6% - (continued)
$ 245,000		BB-	Iron Mountain Inc., Company Guaranteed Notes, 4.500% due 2/15/31(a)	$218,260
			Kilroy Realty LP, Company Guaranteed Notes:
25,000		BBB	4.250% due 8/15/29	22,496
25,000		BBB	2.650% due 11/15/33	18,269
			Kimco Realty OP LLC, Company Guaranteed Notes:
25,000		BBB+	3.800% due 4/1/27	24,028
25,000		BBB+	3.200% due 4/1/32	21,296
25,000		BBB+	4.600% due 2/1/33	23,316
25,000		A-	Mid-America Apartments LP, Senior Unsecured Notes, 5.000% due 3/15/34	24,103
			NNN REIT Inc., Senior Unsecured Notes:
124,000		BBB+	3.100% due 4/15/50	78,241
268,000		BBB+	3.500% due 4/15/51	185,896
			Omega Healthcare Investors Inc., Company Guaranteed Notes:
25,000		BBB-	4.750% due 1/15/28	24,039
1,525,000		BBB-	3.625% due 10/1/29	1,355,013
500,000		BBB-	3.375% due 2/1/31	425,165
1,250,000		BBB-	Piedmont Operating Partnership LP, Company Guaranteed Notes, 2.750% due 4/1/32	899,659
400,000	EUR	A	Prologis Euro Finance LLC, Company Guaranteed Notes, 4.250% due 1/31/43	423,831
			Prologis LP, Senior Unsecured Notes:
25,000		A	4.875% due 6/15/28	24,790
297,000		A	2.250% due 4/15/30	253,099
25,000		A	4.625% due 1/15/33	23,805
25,000		A	5.125% due 1/15/34	24,570
25,000		A	5.000% due 3/15/34	24,344
25,000		A	5.250% due 6/15/53	23,547
			Public Storage Operating Co., Company Guaranteed Notes:
25,000		A	1.850% due 5/1/28	22,090
25,000		A	3.385% due 5/1/29	23,220
25,000		A	2.250% due 11/9/31	20,439
25,000		A	5.100% due 8/1/33	24,649
			Realty Income Corp., Senior Unsecured Notes:
57,000		A-	3.100% due 12/15/29	50,935
74,000		A-	3.250% due 1/15/31	65,301
1,184,000		A-	5.125% due 2/15/34	1,144,213
270,000	EUR	A-	5.125% due 7/6/34	312,540
			Regency Centers LP, Company Guaranteed Notes:
25,000		BBB+	3.600% due 2/1/27	23,995
25,000		BBB+	5.250% due 1/15/34	24,293
2,000,000		BBB-	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	1,961,859
210,000		BB	Service Properties Trust, Company Guaranteed Notes, 8.375% due 6/15/29	206,005
			Simon Property Group LP, Senior Unsecured Notes:
50,000		A-	3.500% due 9/1/25	48,828
25,000		A-	3.300% due 1/15/26	24,190
50,000		A-	3.375% due 6/15/27	47,547
50,000		A-	3.375% due 12/1/27	47,206
50,000		A-	1.750% due 2/1/28	44,309
50,000		A-	2.450% due 9/13/29	43,532
50,000		A-	2.650% due 7/15/30	43,226
25,000		A-	2.200% due 2/1/31	20,557
25,000		A-	2.250% due 1/15/32	20,140
25,000		A-	2.650% due 2/1/32	20,778
25,000		A-	5.500% due 3/8/33	25,027
25,000		A-	6.250% due 1/15/34	26,289

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Real Estate Investment Trusts (REITs) - 1.6% - (continued)
$ 25,000	A-	3.800% due 7/15/50	$18,397
25,000	BBB	Sun Communities Operating LP, Company Guaranteed Notes, 5.500% due 1/15/29	24,851
		UDR Inc., Company Guaranteed Notes:
25,000	BBB+	3.000% due 8/15/31	21,396
25,000	BBB+	2.100% due 8/1/32	19,357
		Ventas Realty LP, Company Guaranteed Notes:
25,000	BBB+	4.000% due 3/1/28	23,742
25,000	BBB+	4.400% due 1/15/29	23,893
25,000	BBB+	3.000% due 1/15/30	21,860
25,000	BBB+	4.875% due 4/15/49	21,233
		VICI Properties LP, Senior Unsecured Notes:
1,062,000	BBB-	4.750% due 2/15/28	1,030,935
487,000	BBB-	5.125% due 5/15/32	460,633
185,000	BBB-	5.625% due 5/15/52	165,424
1,200,000	BBB-	6.125% due 4/1/54	1,150,435
		VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
160,000	BBB-	4.500% due 1/15/28(a)	153,244
144,000	BBB-	4.125% due 8/15/30(a)	129,828
		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes:
2,700,000	BBB+	3.750% due 9/17/24(a)	2,678,941
750,000	BBB+	4.750% due 9/17/44(a)	565,086
		Welltower OP LLC, Company Guaranteed Notes:
25,000	BBB+	2.700% due 2/15/27	23,450
25,000	BBB+	2.050% due 1/15/29	21,639
25,000	BBB+	4.125% due 3/15/29	23,726
25,000	BBB+	3.100% due 1/15/30	22,271
25,000	BBB+	2.750% due 1/15/31	21,359
25,000	BBB+	2.750% due 1/15/32	20,858
		Weyerhaeuser Co., Senior Unsecured Notes:
25,000	BBB	4.000% due 11/15/29	23,364
25,000	BBB	4.000% due 3/9/52	19,083

		Total Real Estate Investment Trusts (REITs)	29,033,725

Retail - 0.4%
		Costco Wholesale Corp., Senior Unsecured Notes:
560,000	A+	1.375% due 6/20/27	504,935
160,000	A+	1.600% due 4/20/30	133,309
25,000	BBB	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	17,701
25,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.125% due 4/3/50	18,992
350,000	BB	Gap Inc. (The), Company Guaranteed Notes, 3.875% due 10/1/31(a)	291,766
		Home Depot Inc. (The), Senior Unsecured Notes:
210,000	A	2.500% due 4/15/27	196,363
580,000	A	3.250% due 4/15/32	509,910
50,000	A	5.875% due 12/16/36	52,463
70,000	A	3.300% due 4/15/40	54,219
50,000	A	5.950% due 4/1/41	52,657
25,000	A	4.200% due 4/1/43	21,087
25,000	A	4.875% due 2/15/44	22,985
25,000	A	4.400% due 3/15/45	21,432
50,000	A	4.250% due 4/1/46	41,776
70,000	A	3.900% due 6/15/47	54,853
50,000	A	4.500% due 12/6/48	42,849
50,000	A	3.125% due 12/15/49	33,716
230,000	A	3.350% due 4/15/50	161,363

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Retail - 0.4% - (continued)
$ 50,000	A	2.375% due 3/15/51	$28,457
50,000	A	2.750% due 9/15/51	30,734
50,000	A	3.625% due 4/15/52	36,606
25,000	A	4.950% due 9/15/52	22,895
25,000	A	3.500% due 9/15/56	17,605
525,000	BB	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	423,043
		Lowe’s Cos., Inc., Senior Unsecured Notes:
200,000	BBB+	2.500% due 4/15/26	190,193
805,000	BBB+	3.650% due 4/5/29	753,925
70,000	BBB+	4.500% due 4/15/30	67,598
284,000	BBB+	1.700% due 10/15/30	229,817
91,000	BBB+	2.625% due 4/1/31	77,220
50,000	BBB+	4.050% due 5/3/47	38,661
50,000	BBB+	3.000% due 10/15/50	31,151
25,000	BBB+	4.250% due 4/1/52	19,593
50,000	BBB+	5.625% due 4/15/53	48,276
25,000	BBB+	4.450% due 4/1/62	19,354
820,000	BB+	Macy’s Retail Holdings LLC, Company Guaranteed Notes, 5.875% due 3/15/30(a)	783,202
		McDonald’s Corp., Senior Unsecured Notes:
30,000	BBB+	1.450% due 9/1/25	28,581
10,000	BBB+	3.700% due 1/30/26	9,754
130,000	BBB+	3.500% due 3/1/27	124,765
60,000	BBB+	3.500% due 7/1/27	57,205
340,000	BBB+	3.800% due 4/1/28	325,260
100,000	BBB+	3.600% due 7/1/30	91,978
25,000	BBB+	6.300% due 3/1/38	26,681
50,000	BBB+	4.875% due 12/9/45	44,988
50,000	BBB+	4.450% due 3/1/47	42,000
25,000	BBB+	4.450% due 9/1/48	21,029
70,000	BBB+	3.625% due 9/1/49	50,742
425,000	BBB+	4.200% due 4/1/50	339,639
25,000	BBB+	5.150% due 9/9/52	23,136
25,000	BBB+	5.450% due 8/14/53	24,231
300,000	CCC	Michaels Cos Inc. (The), Senior Unsecured Notes, 7.875% due 5/1/29(a)	203,650
480,000	BB	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	446,362
		Starbucks Corp., Senior Unsecured Notes:
25,000	BBB+	3.750% due 12/1/47	18,655
25,000	BBB+	4.500% due 11/15/48	20,785
25,000	BBB+	4.450% due 8/15/49	20,566
25,000	BBB+	3.350% due 3/12/50	17,010
25,000	BBB+	3.500% due 11/15/50	17,560
		Target Corp., Senior Unsecured Notes:
25,000	A	4.000% due 7/1/42	21,070
25,000	A	3.625% due 4/15/46	19,155
50,000	A	2.950% due 1/15/52	32,189
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	78,908
40,000	AA	1.800% due 9/22/31	32,636
25,000	AA	6.200% due 4/15/38	27,660
25,000	AA	3.950% due 6/28/38	22,317
25,000	AA	5.625% due 4/15/41	26,196
25,000	AA	2.500% due 9/22/41	17,295
25,000	AA	3.625% due 12/15/47	19,621

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Retail - 0.4% - (continued)
$ 50,000	AA	4.050% due 6/29/48	$41,498
25,000	AA	2.950% due 9/24/49	16,991
50,000	AA	2.650% due 9/22/51	31,266
50,000	AA	4.500% due 4/15/53	43,998

		Total Retail	7,436,083

Savings & Loans - 0.1%
2,000,000	A+	Nationwide Building Society, Senior Preferred Notes, 4.850% due 7/27/27(a)	1,971,257

Semiconductors - 0.6%
		Analog Devices Inc., Senior Unsecured Notes:
25,000	A-	2.800% due 10/1/41	17,599
25,000	A-	2.950% due 10/1/51	16,280
		Applied Materials Inc., Senior Unsecured Notes:
50,000	A	3.300% due 4/1/27	47,929
25,000	A	5.850% due 6/15/41	26,505
25,000	A	4.350% due 4/1/47	21,900
100,000	BBB	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	96,498
		Broadcom Inc.:
		Company Guaranteed Notes:
85,000	BBB	3.625% due 10/15/24	84,386
377,000	BBB	4.150% due 11/15/30	352,539
200,000	BBB	3.500% due 2/15/41(a)	152,225
100,000	BBB	3.750% due 2/15/51(a)	73,558
		Senior Unsecured Notes:
170,000	BBB	4.150% due 4/15/32(a)	155,146
316,000	BBB	3.469% due 4/15/34(a)	266,155
1,054,000	BBB	3.137% due 11/15/35(a)	836,272
10,000	BBB	3.187% due 11/15/36(a)	7,827
108,000	BBB	4.926% due 5/15/37(a)	100,362
725,000	BB	Entegris Inc., Senior Secured Notes, 4.750% due 4/15/29(a)	686,734
		Intel Corp., Senior Unsecured Notes:
50,000	A-	2.600% due 5/19/26	47,593
370,000	A-	1.600% due 8/12/28(i)	321,685
170,000	A-	5.125% due 2/10/30(i)	169,540
154,000	A-	3.734% due 12/8/47(i)	113,638
50,000	A-	3.250% due 11/15/49	33,256
210,000	A-	4.750% due 3/25/50(i)	179,815
230,000	A-	3.050% due 8/12/51(i)	145,272
50,000	A-	4.900% due 8/5/52	44,054
1,050,000	A-	5.700% due 2/10/53	1,024,958
25,000	A-	5.600% due 2/21/54	24,060
108,000	A-	5.050% due 8/5/62	94,558
64,000	A-	5.900% due 2/10/63	63,484
		KLA Corp., Senior Unsecured Notes:
258,000	A-	4.100% due 3/15/29	249,149
271,000	A-	5.250% due 7/15/62	258,140
		Lam Research Corp., Senior Unsecured Notes:
25,000	A-	4.875% due 3/15/49	22,865
25,000	A-	3.125% due 6/15/60	15,820
25,000	BBB-	Marvell Technology Inc., Senior Unsecured Notes, 5.750% due 2/15/29	25,428
		Micron Technology Inc., Senior Unsecured Notes:
25,000	BBB-	4.975% due 2/6/26	24,794
50,000	BBB-	4.185% due 2/15/27	48,512
25,000	BBB-	5.375% due 4/15/28	25,072

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Semiconductors - 0.6% - (continued)
$ 25,000	BBB-	4.663% due 2/15/30	$24,108
100,000	BBB-	5.875% due 2/9/33	102,254
		NVIDIA Corp., Senior Unsecured Notes:
25,000	AA-	3.500% due 4/1/40	20,632
510,000	AA-	3.500% due 4/1/50	389,425
160,000	AA-	3.700% due 4/1/60	120,148
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB+	2.700% due 5/1/25	87,677
50,000	BBB+	3.875% due 6/18/26	48,477
296,000	BBB+	2.500% due 5/11/31	246,921
		QUALCOMM Inc., Senior Unsecured Notes:
25,000	A	2.150% due 5/20/30	21,422
25,000	A	4.800% due 5/20/45	23,045
50,000	A	4.300% due 5/20/47	42,692
25,000	A	3.250% due 5/20/50	17,752
25,000	A	4.500% due 5/20/52	21,486
25,000	A	6.000% due 5/20/53	26,848
2,000,000	BBB	Renesas Electronics Corp., Senior Unsecured Notes, 2.170% due 11/25/26(a)	1,837,383
2,130,000	BBB-	SK Hynix Inc., Senior Unsecured Notes, 5.500% due 1/16/27(a)	2,121,397
		Texas Instruments Inc., Senior Unsecured Notes:
90,000	A+	1.750% due 5/4/30	75,274
50,000	A+	4.150% due 5/15/48	41,375
66,000	A+	5.000% due 3/14/53	61,512
62,000	A+	5.050% due 5/18/63	57,689

		Total Semiconductors	11,261,125

Shipbuilding - 0.0%@
137,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 2.043% due 8/16/28	119,570

Software - 0.4%
500,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	454,081
90,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	79,443
350,000	B	Cloud Software Group Inc., Senior Secured Notes, 8.250% due 6/30/32(a)	353,385
25,000	BBB	Concentrix Corp., Senior Unsecured Notes, 6.600% due 8/2/28	25,187
		Fidelity National Information Services Inc., Senior Unsecured Notes:
50,000	BBB	1.150% due 3/1/26	46,396
25,000	BBB	1.650% due 3/1/28	21,923
25,000	BBB	3.100% due 3/1/41	17,791
		Fiserv Inc., Senior Unsecured Notes:
50,000	BBB	3.200% due 7/1/26	47,867
25,000	BBB	5.450% due 3/2/28	25,090
25,000	BBB	5.375% due 8/21/28	25,027
25,000	BBB	4.200% due 10/1/28	23,908
100,000	BBB	3.500% due 7/1/29	92,194
25,000	BBB	2.650% due 6/1/30	21,564
50,000	BBB	4.400% due 7/1/49	40,633
		Intuit Inc., Senior Unsecured Notes:
25,000	A-	1.350% due 7/15/27	22,380
25,000	A-	5.125% due 9/15/28	25,131
25,000	A-	1.650% due 7/15/30	20,519
		Microsoft Corp., Senior Unsecured Notes:
55,000	AAA	3.450% due 8/8/36	47,542
157,000	AAA	2.525% due 6/1/50	98,224
50,000	AAA	2.500% due 9/15/50(a)	30,820
168,000	AAA	2.921% due 3/17/52	112,991

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Software - 0.4% - (continued)
$ 50,000		AAA	4.500% due 2/6/57	$45,477
142,000		AAA	3.041% due 3/17/62	92,358
			Oracle Corp., Senior Unsecured Notes:
1,070,000		BBB	1.650% due 3/25/26	1,000,925
100,000		BBB	2.650% due 7/15/26	94,426
60,000		BBB	4.650% due 5/6/30	58,340
600,000		BBB	2.875% due 3/25/31	515,466
46,000		BBB	6.250% due 11/9/32	48,442
238,000		BBB	4.300% due 7/8/34	215,350
267,000		BBB	3.850% due 7/15/36	224,035
479,000		BBB	3.800% due 11/15/37	393,035
95,000		BBB	6.500% due 4/15/38	101,222
88,000		BBB	5.375% due 7/15/40	83,487
76,000		BBB	4.000% due 7/15/46	57,986
91,000		BBB	4.000% due 11/15/47	68,902
218,000		BBB	3.600% due 4/1/50	151,347
1,796,000		BBB	3.950% due 3/25/51	1,320,096
55,000		BBB	4.375% due 5/15/55	42,713
100,000		BBB	3.850% due 4/1/60	68,452
25,000		BBB+	Roper Technologies Inc., Senior Unsecured Notes, 2.950% due 9/15/29	22,292
			Salesforce Inc., Senior Unsecured Notes:
370,000		A+	3.700% due 4/11/28	354,901
140,000		A+	2.700% due 7/15/41	97,521
50,000		A+	2.900% due 7/15/51	31,989
25,000		A+	3.050% due 7/15/61	15,360
50,000		BBB	VMware LLC, Senior Unsecured Notes, 3.900% due 8/21/27	47,751
			Workday Inc., Senior Unsecured Notes:
25,000		BBB	3.500% due 4/1/27	23,879
25,000		BBB	3.700% due 4/1/29	23,373

			Total Software	6,831,221

Telecommunications - 1.5%
			AT&T Inc., Senior Unsecured Notes:
200,000		BBB	1.700% due 3/25/26	187,197
220,000		BBB	4.250% due 3/1/27	214,741
960,000		BBB	2.300% due 6/1/27	881,882
50,000		BBB	1.650% due 2/1/28	44,151
55,000		BBB	4.350% due 3/1/29	52,978
242,000		BBB	2.750% due 6/1/31	205,350
180,000		BBB	2.550% due 12/1/33	141,723
83,000		BBB	5.400% due 2/15/34	82,233
25,000		BBB	4.900% due 8/15/37	23,142
25,000		BBB	4.850% due 3/1/39	22,778
50,000		BBB	5.350% due 9/1/40	47,756
80,000		BBB	5.550% due 8/15/41	78,198
73,000		BBB	4.350% due 6/15/45	60,609
382,000		BBB	4.750% due 5/15/46	332,898
238,000		BBB	4.500% due 3/9/48	196,125
270,000		BBB	3.500% due 9/15/53	182,057
2,447,000		BBB	3.550% due 9/15/55	1,640,117
72,000		BBB	3.800% due 12/1/57	49,982
432,000		BBB	3.650% due 9/15/59	287,605
18,000		BBB	3.850% due 6/1/60	12,545
900,000	GBP	BB+	British Telecommunications PLC, Company Guaranteed Notes, (Cost - $1,225,883, acquired 3/7/24), 8.375% (5-Year UK Government Note Generic Bid Yield + 3.820%) due 12/20/83(c)(d)	1,220,814

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Telecommunications - 1.5% - (continued)
			Cisco Systems Inc., Senior Unsecured Notes:
$ 50,000		AA-	4.800% due 2/26/27	$49,804
50,000		AA-	5.900% due 2/15/39	52,951
50,000		AA-	5.500% due 1/15/40	50,814
50,000		AA-	5.300% due 2/26/54	48,940
25,000		AA-	5.350% due 2/26/64	24,281
50,000		CCC+	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	36,125
			Corning Inc., Senior Unsecured Notes:
25,000		BBB+	5.350% due 11/15/48	23,343
25,000		BBB+	4.375% due 11/15/57	19,438
280,000	EUR	BBB	Global Switch Finance BV, Company Guaranteed Notes, (Cost - $246,344, acquired 7/15/22), 1.375% due 10/7/30(c)	278,380
63,000		BBB	Juniper Networks Inc., Senior Unsecured Notes, 2.000% due 12/10/30	50,402
			Motorola Solutions Inc., Senior Unsecured Notes:
83,000		BBB	4.600% due 5/23/29	80,536
37,000		BBB	2.750% due 5/24/31	31,149
26,000		BBB	5.600% due 6/1/32	26,110
570,000		BBB-	Nokia OYJ, Senior Unsecured Notes, 6.625% due 5/15/39	551,645
			Rogers Communications Inc., Company Guaranteed Notes:
100,000		BBB-	3.200% due 3/15/27	94,614
690,000		BBB-	5.300% due 2/15/34	671,860
1,500,000		BBB-	4.550% due 3/15/52	1,219,351
			Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
328,750		A1(b)	4.738% due 3/20/25(a)	326,389
1,600,000		A1(b)	5.152% due 3/20/28(a)	1,590,311
1,000,000	EUR	B+	Telecom Italia SpA, Senior Unsecured Notes, (Cost - $828,263, acquired 3/6/24), 1.625% due 1/18/29(c)	944,132
			Telefonica Emisiones SA, Company Guaranteed Notes:
330,000		BBB-	4.103% due 3/8/27	319,943
900,000		BBB-	5.213% due 3/8/47	800,321
1,000,000	EUR	BB	Telefonica Europe BV, Company Guaranteed Notes, (Cost - $1,127,383, acquired 3/7/24), 6.135% (7-Year EUR Swap Rate + 3.347%)(c)(d)(e)	1,131,751
			T-Mobile USA Inc., Company Guaranteed Notes:
170,000		BBB	3.500% due 4/15/25	166,853
40,000		BBB	2.250% due 2/15/26	37,869
200,000		BBB	2.625% due 4/15/26	189,754
672,000		BBB	3.750% due 4/15/27	644,033
110,000		BBB	2.625% due 2/15/29	97,774
300,000		BBB	3.375% due 4/15/29	274,815
830,000		BBB	3.875% due 4/15/30	770,161
100,000		BBB	2.550% due 2/15/31	84,229
80,000		BBB	2.875% due 2/15/31	68,788
1,930,000		BBB	3.500% due 4/15/31	1,719,619
290,000		BBB	2.250% due 11/15/31	235,126
330,000		BBB	2.700% due 3/15/32	273,971
599,000		BBB	5.050% due 7/15/33	582,502
110,000		BBB	5.150% due 4/15/34	107,539
200,000		BBB	4.375% due 4/15/40	173,567
60,000		BBB	3.000% due 2/15/41	42,954
110,000		BBB	3.300% due 2/15/51	73,886
100,000		BBB	3.400% due 10/15/52	67,798
			Verizon Communications Inc., Senior Unsecured Notes:
520,000		BBB+	2.625% due 8/15/26	492,091
280,000		BBB+	4.125% due 3/16/27	272,590
130,000		BBB+	2.100% due 3/22/28	116,374
546,000		BBB+	4.329% due 9/21/28	528,699

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Telecommunications - 1.5% - (continued)
$ 37,000	BBB+	4.016% due 12/3/29	$34,886
640,000	BBB+	3.150% due 3/22/30	572,835
138,000	BBB+	1.680% due 10/30/30	111,127
385,000	BBB+	1.750% due 1/20/31	308,954
505,000	BBB+	2.550% due 3/21/31	425,212
281,000	BBB+	2.355% due 3/15/32	227,792
114,000	BBB+	5.050% due 5/9/33	112,021
1,410,000	BBB+	4.500% due 8/10/33	1,320,325
20,000	BBB+	4.400% due 11/1/34	18,409
301,000	BBB+	5.850% due 9/15/35	310,657
21,000	BBB+	4.272% due 1/15/36	18,890
10,000	BBB+	5.250% due 3/16/37	9,815
333,000	BBB+	2.650% due 11/20/40	229,025
50,000	BBB+	3.400% due 3/22/41	38,176
100,000	BBB+	4.125% due 8/15/46	80,855
10,000	BBB+	4.862% due 8/21/46	9,113
20,000	BBB+	5.500% due 3/16/47	20,027
140,000	BBB+	4.000% due 3/22/50	109,038
250,000	BBB+	2.875% due 11/20/50	157,096
150,000	BBB+	3.550% due 3/22/51	107,066
69,000	BBB+	2.987% due 10/30/56	41,914
100,000	BBB+	3.000% due 11/20/60	59,730
200,000	B+	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	166,190
		Vodafone Group PLC, Senior Unsecured Notes:
25,000	BBB	6.150% due 2/27/37	26,061
25,000	BBB	4.375% due 2/19/43	21,146
25,000	BBB	4.875% due 6/19/49	21,742
50,000	BBB	4.250% due 9/17/50	39,077

		Total Telecommunications	26,005,642

Toys/Games/Hobbies - 0.1%
1,250,000	BBB	Mattel Inc., Company Guaranteed Notes, 5.875% due 12/15/27(a)	1,246,534

Transportation - 0.2%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
351,000	AA-	4.150% due 12/15/48	284,995
52,000	AA-	3.050% due 2/15/51	34,149
174,000	AA-	2.875% due 6/15/52	109,096
		Canadian National Railway Co., Senior Unsecured Notes:
25,000	A-	3.200% due 8/2/46	17,954
25,000	A-	3.650% due 2/3/48	19,289
25,000	A-	4.450% due 1/20/49	21,712
		Canadian Pacific Railway Co., Company Guaranteed Notes:
25,000	BBB+	4.300% due 5/15/43	21,089
25,000	BBB+	4.700% due 5/1/48	21,541
25,000	BBB+	3.500% due 5/1/50	17,955
270,000	BBB+	3.100% due 12/2/51	178,460
		CSX Corp., Senior Unsecured Notes:
25,000	BBB+	4.750% due 5/30/42	22,646
25,000	BBB+	3.800% due 11/1/46	19,455
25,000	BBB+	4.750% due 11/15/48	22,319
25,000	BBB+	3.350% due 9/15/49	17,517
25,000	BBB+	3.800% due 4/15/50	19,132
25,000	BBB+	3.950% due 5/1/50	19,586
25,000	BBB+	4.500% due 11/15/52	21,296

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.8% - (continued)
Transportation - 0.2% - (continued)
$ 25,000		BBB+	4.500% due 8/1/54	$21,182
25,000		BBB+	4.250% due 11/1/66	19,399
			FedEx Corp., Company Guaranteed Notes:
25,000		BBB	3.250% due 5/15/41	18,176
25,000		BBB	4.100% due 4/15/43	19,938
25,000		BBB	5.100% due 1/15/44	22,702
25,000		BBB	4.100% due 2/1/45	19,608
25,000		BBB	4.750% due 11/15/45	21,391
50,000		BBB	4.550% due 4/1/46	41,319
25,000		BBB	4.400% due 1/15/47	20,161
25,000		BBB	4.050% due 2/15/48	19,099
25,000		BBB	4.950% due 10/17/48	21,843
24,000		BBB	5.250% due 5/15/50	22,029
			Norfolk Southern Corp., Senior Unsecured Notes:
146,000		BBB+	2.550% due 11/1/29	127,936
166,000		BBB+	2.300% due 5/15/31	138,372
188,000		BBB+	3.942% due 11/1/47	145,752
52,000		BBB+	3.155% due 5/15/55	32,909
100,000		BBB+	Ryder System Inc., Senior Unsecured Notes, 5.300% due 3/15/27	100,114
			Union Pacific Corp., Senior Unsecured Notes:
60,000		A-	2.150% due 2/5/27	55,688
403,000		A-	2.800% due 2/14/32	344,704
884,000		A-	2.891% due 4/6/36	705,937
35,000		A-	4.300% due 3/1/49	29,116
188,000		A-	3.250% due 2/5/50	130,559
45,000		A-	2.950% due 3/10/52	28,981
144,000		A-	3.500% due 2/14/53	103,111
320,000		A-	3.839% due 3/20/60	233,948
10,000		A-	3.750% due 2/5/70	7,005
			United Parcel Service Inc., Senior Unsecured Notes:
100,000		A	2.400% due 11/15/26	93,971
25,000		A	6.200% due 1/15/38	27,072
25,000		A	4.250% due 3/15/49	20,651
25,000		A	3.400% due 9/1/49	17,875
25,000		A	5.300% due 4/1/50	24,152

			Total Transportation	3,502,891

Trucking & Leasing - 0.0%@
			GATX Corp., Senior Unsecured Notes:
25,000		BBB	5.400% due 3/15/27	24,995
25,000		BBB	3.850% due 3/30/27	23,981
25,000		BBB	4.700% due 4/1/29	24,384
25,000		BBB	4.000% due 6/30/30	23,054
25,000		BBB	3.500% due 6/1/32	21,567
25,000		BBB	5.450% due 9/15/33	24,502
25,000		BBB	6.900% due 5/1/34	27,062

			Total Trucking & Leasing	169,545

Water - 0.0%@
580,000	EUR	BBB-	Thames Water Utilities Finance PLC, Senior Secured Notes, (Cost - $578,283, acquired 4/3/24), 4.375% due 1/18/31(c)	537,193

			TOTAL CORPORATE BONDS & NOTES
			(Cost - $554,478,413)	544,875,663

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 28.5%
FHLMC - 8.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
$ 2,647,726	4.500% due 4/1/29 - 12/1/52	$2,490,065
23,626,083	5.500% due 1/1/30 - 1/1/54	23,286,466
23,308,592	3.000% due 3/1/31 - 6/1/52	19,867,991
6,664,026	1.500% due 5/1/31 - 12/1/50	5,297,009
29,130,663	2.500% due 11/1/31 - 5/1/52	23,754,886
10,882,731	3.500% due 4/1/33 - 6/1/52	9,771,046
7,638,739	5.000% due 12/1/34 - 7/1/53	7,378,398
36,028,566	2.000% due 3/1/36 - 5/1/52	28,487,189
15,415,322	4.000% due 4/1/38 - 1/1/53	14,339,339
9,807,571	6.000% due 5/1/38 - 5/1/54	9,841,591
4,976	7.000% due 3/1/39	5,288
4,151,720	6.500% due 9/1/39 - 11/1/53	4,241,043
83,065	2.139% (5-Year CMT Index + 1.285%) due 3/1/47(d)	76,782
253,618	2.872% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.619%) due 11/1/47(d)	246,528
436,979	3.006% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.627%) due 11/1/48(d)	409,897
103,967	3.101% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.621%) due 2/1/50(d)	99,690
581,660	2.634% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.634%) due 12/1/50(d)	527,493

	Total FHLMC	150,120,701

FNMA - 11.9%
	Federal National Mortgage Association (FNMA):
10,276,511	4.000% due 6/1/24 - 6/1/57	9,414,293
12,624,909	3.500% due 11/1/25 - 5/1/52	11,310,591
7,904,959	5.500% due 3/1/26 - 9/1/56	7,808,506
60,535,524	2.500% due 11/1/27 - 6/1/62	49,490,598
29,179,963	3.000% due 12/1/27 - 9/1/61	25,126,007
25,546,160	4.500% due 3/1/29 - 8/1/58	23,994,700
10,301,357	5.000% due 3/1/29 - 7/1/53	9,942,002
6,508,116	1.500% due 6/1/31 - 8/1/51	5,253,318
45,352	6.533% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.530%) due 3/1/34(d)	45,143
3,962,179	6.000% due 8/1/34 - 7/1/53	3,988,750
7,698	6.985% (1-Year Treasury Average Rate + 1.917%) due 10/1/35(d)	7,857
2,522	6.913% (1-Year Treasury Average Rate + 1.831%) due 11/1/35(d)	2,548
7,892	7.031% (1-Year Treasury Average Rate + 1.940%) due 11/1/35(d)	8,060
51,419,267	2.000% due 6/1/36 - 4/1/52	40,846,006
6,872	7.000% due 4/1/37	6,890
100,000	3.870% due 5/1/37	89,498
36,217	6.640% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.265%) due 5/1/37(d)	35,845
1,261,701	6.500% due 9/1/37 - 4/1/54	1,286,523
4,225,000	2.000% due 6/1/39 - 6/1/54(j)	3,346,656
3,195,000	2.500% due 6/1/39 - 6/1/54(j)	2,847,483
675,000	3.000% due 6/1/39(j)	620,531
9,600,000	3.500% due 6/1/39 - 6/1/54(j)	8,504,639
775,000	4.000% due 6/1/39(j)	742,508
850,000	5.500% due 6/1/54(j)	835,335
1,900,000	6.000% due 6/1/54(j)	1,900,769
2,675,000	6.500% due 6/1/54(j)	2,717,492

	Total FNMA	210,172,548

GNMA - 8.1%
	Government National Mortgage Association (GNMA):
13,096	6.000% due 12/15/33 - 6/15/37	13,361
252,126	5.000% due 10/15/34 - 9/15/40	249,411
18,642	5.500% due 5/15/37 - 6/15/38	18,924
29,181	6.500% due 1/15/38 - 10/15/38	30,233

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 28.5% - (continued)
GNMA - 8.1% - (continued)
$ 38,785	4.500% due 3/15/41	$37,515
324,965	4.000% due 6/15/41 - 11/15/45	312,699
160,713	3.000% due 9/15/42 - 10/15/42	142,272
96,246	3.500% due 6/15/48 - 5/15/50	87,925
	Government National Mortgage Association II (GNMA):
4,529,669	6.000% due 7/20/37 - 2/20/54	4,596,955
10,273,612	4.500% due 1/20/40 - 5/20/53	9,766,024
10,554,326	5.000% due 7/20/40 - 8/20/53	10,254,101
8,890,034	4.000% due 11/20/40 - 11/20/52	8,206,440
22,390,634	3.000% due 1/20/43 - 4/20/53	19,359,549
12,891,929	3.500% due 6/20/43 - 12/20/52	11,562,198
23,231,681	2.000% due 8/20/50 - 4/20/52	18,566,910
24,394,393	2.500% due 9/20/50 - 9/20/52	20,307,709
6,148,233	5.500% due 11/20/52 - 9/20/53	6,102,139
3,719,438	6.500% due 9/20/53 - 1/20/54	3,815,317
3,455,000	5.000% due 6/20/54(j)	3,350,008
6,720,000	5.500% due 6/20/54(j)	6,661,793
16,910,000	6.000% due 6/20/54(j)	17,011,725
3,055,000	6.500% due 6/20/54(j)	3,098,916

	Total GNMA	143,552,124

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $538,618,267)	503,845,373

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.5%
U.S. GOVERNMENT AGENCIES - 0.3%
2,720,000	Federal Farm Credit Banks Funding Corp., 3.500% due 2/28/39	2,301,543
	Federal Home Loan Banks:
635,000	0.920% due 2/26/27	571,974
690,000	2.490% due 3/26/40	482,692
	Federal National Mortgage Association (FNMA), Principal Strip:
575,000	zero coupon due 1/15/30(k)	441,036
595,000	zero coupon due 5/15/30(k)	447,257

	Total U.S. GOVERNMENT AGENCIES	4,244,502

U.S. GOVERNMENT OBLIGATIONS - 20.2%
	U.S. Treasury Bonds:
2,370,000	5.000% due 5/15/37	2,491,462
2,835,000	4.375% due 2/15/38	2,794,579
1,500,000	1.125% due 8/15/40	897,100
620,000	1.375% due 11/15/40	384,679
6,000,000	1.875% due 2/15/41	4,039,453
2,270,000	3.125% due 11/15/41	1,842,070
1,435,000	2.375% due 2/15/42	1,028,940
180,000	3.250% due 5/15/42	147,656
1,115,000	3.375% due 8/15/42	929,000
2,320,000	4.000% due 11/15/42	2,109,206
100,000	3.125% due 2/15/43	79,871
3,975,000	3.875% due 2/15/43	3,543,883
11,335,000	3.875% due 5/15/43	10,089,478
502,500	3.625% due 8/15/43	430,658
1,335,000	4.375% due 8/15/43	1,271,783
10,310,000	3.750% due 11/15/43	8,987,420
1,170,000	4.750% due 11/15/43	1,170,000
1,125,000	3.625% due 2/15/44	961,128
2,180,000	4.500% due 2/15/44	2,109,831

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.5% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 20.2% - (continued)
$ 415,000	3.125% due 8/15/44	$327,088
1,375,000	3.000% due 11/15/44	1,058,267
1,495,000	2.875% due 8/15/45	1,119,031
1,412,500	3.000% due 11/15/45	1,078,962
3,490,000	2.500% due 2/15/46	2,424,459
1,110,000	2.875% due 11/15/46	821,573
3,723,000	3.000% due 2/15/47	2,813,192
3,425,000	3.000% due 5/15/47	2,582,932
880,000	2.750% due 8/15/47	631,675
1,040,000	3.000% due 2/15/48	779,553
995,000	3.375% due 11/15/48	795,961
840,000	3.000% due 2/15/49	626,391
510,000	2.875% due 5/15/49	370,597
2,960,000	2.000% due 2/15/50	1,764,553
4,600,000	1.250% due 5/15/50	2,231,719
7,525,000	1.375% due 8/15/50	3,771,171
4,315,000	1.625% due 11/15/50	2,314,003
2,003,000	1.875% due 2/15/51	1,146,444
4,040,000	2.375% due 5/15/51	2,611,323
3,310,000	2.000% due 8/15/51	1,947,728
2,871,000	1.875% due 11/15/51	1,631,816
2,989,000	2.250% due 2/15/52	1,865,907
280,000	2.875% due 5/15/52	201,425
272,000	3.000% due 8/15/52	200,839
2,814,000	4.000% due 11/15/52	2,520,193
5,776,000	3.625% due 2/15/53	4,822,960
420,000	3.625% due 5/15/53	350,782
904,000	4.125% due 8/15/53	826,772
20,965,000	4.750% due 11/15/53	21,300,928
28,727,000	4.250% due 2/15/54	26,866,321
1,000,000	4.625% due 5/15/54	995,703
1,499,784	U.S. Treasury Inflation Indexed Notes, 1.125% due 1/15/33	1,378,660
	U.S. Treasury Notes:
5,000,000	4.625% due 6/30/25	4,972,363
1,740,000	3.500% due 9/15/25	1,705,540
365,000	0.250% due 9/30/25	342,608
4,663,000	4.500% due 11/15/25	4,627,851
1,610,000	0.375% due 11/30/25	1,503,180
9,845,000	4.875% due 11/30/25	9,820,195
620,000	0.375% due 12/31/25	576,806
5,045,000	4.250% due 12/31/25	4,985,682
375,000	0.375% due 1/31/26	347,681
9,385,000	4.000% due 2/15/26	9,235,427
4,214,000	0.500% due 2/28/26	3,903,135
4,995,000	4.625% due 3/15/26	4,967,196
1,759,000	3.750% due 4/15/26	1,722,137
236,000	0.750% due 4/30/26	218,305
1,183,000	3.625% due 5/15/26	1,155,089
1,324,000	4.500% due 7/15/26	1,314,380
1,270,000	4.625% due 9/15/26	1,264,345
1,605,000	4.625% due 10/15/26	1,598,480
1,064,000	4.625% due 11/15/26	1,060,052
2,000,000	4.000% due 1/15/27	1,963,203

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.5% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 20.2% - (continued)
$ 6,000,000		4.125% due 2/15/27	$5,907,539
770,000		1.875% due 2/28/27	713,919
8,000,000		4.250% due 3/15/27	7,902,188
6,000,000		2.500% due 3/31/27	5,652,422
3,000,000		2.750% due 4/30/27	2,841,855
2,000,000		4.500% due 5/15/27	1,988,984
6,000,000		2.625% due 5/31/27	5,655,937
765,000		2.750% due 7/31/27	721,954
2,160,000		3.125% due 8/31/27	2,060,438
1,343,000		4.125% due 10/31/27	1,320,704
2,000,000		3.875% due 12/31/27	1,950,391
581,000		4.875% due 10/31/28	587,878
235,000		1.500% due 11/30/28	206,015
6,000		4.375% due 11/30/28	5,955
3,055,000		3.750% due 12/31/28	2,953,385
35,951,000		4.000% due 1/31/29	35,122,442
7,505,000		4.250% due 2/28/29	7,412,360
415,000		2.375% due 3/31/29	376,223
9,340,000		4.125% due 3/31/29	9,170,348
9,685,000		4.625% due 4/30/29	9,719,805
2,000,000		4.500% due 5/31/29	1,997,656
285,000		3.875% due 9/30/29	276,016
2,687,000		3.875% due 11/30/29	2,600,512
3,431,000		3.625% due 3/31/30	3,271,713
1,556,000		3.750% due 5/31/30	1,492,210
1,545,000		4.875% due 10/31/30	1,573,546
2,362,000		4.375% due 11/30/30	2,340,779
1,000,000		3.750% due 12/31/30	955,938
5,830,000		4.000% due 1/31/31	5,653,392
6,000,000		1.125% due 2/15/31	4,844,180
1,345,000		4.250% due 2/28/31	1,323,617
5,000,000		4.125% due 3/31/31	4,883,594
6,640,000		4.625% due 5/31/31	6,679,425
20,000		1.250% due 8/15/31	16,023
270,000		2.875% due 5/15/32	240,463
5,000,000		2.750% due 8/15/32	4,397,168
4,063,000		4.125% due 11/15/32	3,950,058
265,000		3.375% due 5/15/33	242,775
1,447,000		3.875% due 8/15/33	1,376,616
3,294,000		4.500% due 11/15/33	3,288,596
4,875,000		4.000% due 2/15/34	4,679,032
1,990,000		4.375% due 5/15/34	1,968,390
2,020,000		U.S. Treasury Strip Principal, zero coupon due 5/15/49(k)	630,012

		Total U.S. GOVERNMENT OBLIGATIONS	357,723,233

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
		(Cost - $394,082,678)	361,967,735

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2%
690,000	AAA(f)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 6.500% (1-Month Term SOFR + 1.180%) due 9/15/34(a)(d)	669,861
662,218	Aaa(b)	321 Henderson Receivables V LLC, Series 2008-3A, Class A1, 8.000% due 6/15/45(a)	727,242
370,000	AAA	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 7.325% (3-Month Term SOFR + 2.000%) due 4/20/36(a)(d)	374,813
63,466	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 6.089% (1-Month Term SOFR + 0.764%) due 6/25/29(d)	53,605
1,100,000	Aaa(b)	AGL CLO 1 Ltd., Series 2019-1A, Class AR, 6.766% (3-Month Term SOFR + 1.442%) due 10/20/34(a)(d)	1,102,891
500,000	AAA	AIMCO CLO, Series 2017-AA, Class AR, 6.636% (3-Month Term SOFR + 1.312%) due 4/20/34(a)(d)	501,070

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% - (continued)
$ 615,000	Aa2(b)	Allegro CLO XIII Ltd., Series 2021-1A, Class B, 7.286% (3-Month Term SOFR + 1.962%) due 7/20/34(a)(d)	$617,183
62,503	AA	American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 4.721% (6-Month Term SOFR + 1.928%) due 10/25/34(d)	62,114
816,166	AAA(f)	Angel Oak Mortgage Trust, Series 2023-1, Class A1, step bond to yield, 4.750% due 9/26/67(a)	793,941
900,000	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824% due 3/5/53(a)	934,060
210,000	A3(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	189,707
930,000	Aaa(b)	Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 7.079% (3-Month Term SOFR + 1.750%) due 10/15/36(a)(d)	937,979
496,937	AAA	Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, 6.706% (3-Month Term SOFR + 1.382%) due 1/20/32(a)(d)	497,931
820,000	AAA	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class AMP, 3.287% due 11/5/32(a)	780,259
13,140	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 5.154% due 7/25/34(d)	12,249
1,060,000	Aaa(b)	BANK, Series 2017-BNK7, Class A4, 3.175% due 9/15/60	992,769
560,000	A-(f)	BANK5 Trust, Series 2024-5YR6, Class C, 7.199% due 5/15/57(d)	566,957
		BBCMS Mortgage Trust:
280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(d)	265,447
590,000	AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	586,922
5,433,726	AAA	Series 2023-C20, Class XA, 0.849% due 7/15/56(d)(l)	288,820
		Benchmark Mortgage Trust:
213,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	188,473
2,165,333	Aa1(b)	Series 2021-B28, Class XA, 1.269% due 8/15/54(d)(l)	134,250
280,000	Aaa(b)	Birch Grove CLO 5 Ltd., Series 2023-5A, Class A1, 7.525% (3-Month Term SOFR + 2.200%) due 4/20/35(a)(d)	281,451
560,000	Aaa(b)	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 7.177% (3-Month Term SOFR + 1.800%) due 10/20/36(a)(d)	564,632
650,000	Aaa(b)	BLP Commercial Mortgage Trust, Series 2023-IND, Class A, 7.009% (1-Month Term SOFR + 1.692%) due 3/15/40(a)(d)	653,658
280,000	AAA	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% due 2/15/55(d)	244,254
		BRAVO Residential Funding Trust:
573,002	AAA(f)	Series 2022-NQM3, Class A1, 5.108% due 7/25/62(a)(d)	564,460
312,659	AAA(f)	Series 2024-NQM1, Class A1, step bond to yield, 5.943% due 12/1/63(a)	311,539
		BX Commercial Mortgage Trust:
890,000	Aaa(b)	Series 2021-CIP, Class A, 6.352% (1-Month Term SOFR + 1.035%) due 12/15/38(a)(d)	885,652
217,577	A3(b)	Series 2021-XL2, Class D, 6.828% (1-Month Term SOFR + 1.511%) due 10/15/38(a)(d)	216,309
710,000	NR	Series 2023-VLT2, Class D, 10.091% (1-Month Term SOFR + 4.774%) due 6/15/40(a)(d)	709,248
910,000	NR	Series 2023-VLT2, Class E, 11.188% (1-Month Term SOFR + 5.871%) due 6/15/40(a)(d)	915,383
910,000	BB-(f)	Series 2024-KING, Class E, 8.988% (1-Month Term SOFR + 3.688%) due 5/15/34(a)(d)(g)	907,725
441,132	Aaa(b)	Series 2024-XL5, Class A, 6.708% (1-Month Term SOFR + 1.392%) due 3/15/41(a)(d)	442,034
1,215,000	BBB-(f)	BX Mortgage Trust, Series 2021-PAC, Class D, 6.730% (1-Month Term SOFR + 1.413%) due 10/15/36(a)(d)	1,194,411
		BX Trust:
220,000	BBB-	Series 2021-ARIA, Class D, 7.327% (1-Month Term SOFR + 2.010%) due 10/15/36(a)(d)	216,470
311,791	AAA	Series 2021-RISE, Class A, 6.179% (1-Month Term SOFR + 0.862%) due 11/15/36(a)(d)	309,282
244,494	Aaa(b)	Series 2022-IND, Class A, 6.808% (1-Month Term SOFR + 1.491%) due 4/15/37(a)(d)	244,656
901,000	Aaa(b)	Series 2022-VAMF, Class A, 6.167% (1-Month Term SOFR + 0.850%) due 1/15/39(a)(d)	896,016
969,000	A3(b)	Series 2024-BIO, Class C, 7.957% (1-Month Term SOFR + 2.640%) due 2/15/41(a)(d)	971,811
242,500	NR	Cajun Global LLC, Series 2021-1, Class A2, 3.931% due 11/20/51(a)	219,838
940,000	AAA	Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.006% due 1/15/53	811,940
320,000	Aaa(b)	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631% due 2/10/50	295,106
181,039	BBB	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A1, 5.709% (1-Month Term SOFR + 0.384%) due 5/25/35(a)(d)	169,317
290,000	AAA	CIFC Funding Ltd., Series 2021-1A, Class A1, 6.695% (3-Month Term SOFR + 1.372%) due 4/25/33(a)(d)	290,614
		CIM Trust:
753,962	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(d)	682,251
434,241	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(d)	376,796
1,689,269	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(d)	1,471,127
842,978	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(d)	750,264
1,030,234	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(d)	899,302
1,922,283	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(d)	1,560,541
2,196,426	NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(d)	2,092,891
1,917,211	NR	Series 2023-R3, Class A1A, 4.500% due 1/25/63(a)(d)	1,805,327

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% - (continued)
$ 820,320	AAA(f)	Series 2023-R4, Class A1, 5.000% due 5/25/62(a)(d)	$800,429
		Citigroup Commercial Mortgage Trust:
130,789	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	126,279
1,550,000	AA-(f)	Series 2015-GC29, Class B, 3.758% due 4/10/48(d)	1,501,018
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	261,339
598,017	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	562,801
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	463,987
1,092,025	Aaa(b)	Series 2017-C4, Class A3, 3.209% due 10/12/50	1,018,756
191,522	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	186,921
13,163,271	AA+	Series 2019-C7, Class XA, 0.855% due 12/15/72(d)(l)	479,231
1,651,640	D	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 5.879% (1-Month Term SOFR + 0.554%) due 9/25/36(d)	481,402
824,215	AAA(f)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(d)	661,773
		Commercial Mortgage Trust:
190,000	BB-(f)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(d)	167,437
210,000	A-(f)	Series 2014-CR21, Class C, 4.415% due 12/10/47(d)	198,549
175,000	Aaa(b)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	169,402
165,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	153,484
		Connecticut Avenue Securities Trust:
620,000	NR	Series 2020-R01, Class 1B1, 8.688% (30-Day Average SOFR + 3.364%) due 1/25/40(a)(d)	647,587
1,110,000	BBB	Series 2022-R04, Class 1M2, 8.424% (30-Day Average SOFR + 3.100%) due 3/25/42(a)(d)	1,158,305
293,539	A-	Series 2022-R07, Class 1M1, 8.274% (30-Day Average SOFR + 2.950%) due 6/25/42(a)(d)	303,853
1,220,000	BBB	Series 2023-R05, Class 1M2, 8.424% (30-Day Average SOFR + 3.100%) due 6/25/43(a)(d)	1,288,631
410,000	BBB	Series 2024-R01, Class 1M2, 7.124% (30-Day Average SOFR + 1.800%) due 1/25/44(a)(d)	413,890
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	455,963
507,409	AAA(f)	Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(d)	446,067
134,549	AAA(f)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(a)(d)	113,454
2,186,438	NR	Series 2022-RPL3, Class A1, 3.817% due 3/25/61(a)(d)	2,181,718
768,307	AAA(f)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(d)	716,459
		CSAIL Commercial Mortgage Trust:
270,000	Aaa(b)	Series 2015-C3, Class A4, 3.718% due 8/15/48	262,924
310,000	Aaa(b)	Series 2018-CX12, Class A4, 4.224% due 8/15/51(d)	291,810
180,000	Aaa(b)	Series 2021-C20, Class A3, 2.805% due 3/15/54	152,942
280,000	Aaa(b)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(a)	262,658
626,580	AA+	CSMC Trust, Series 2019-AFC1, Class A2, step bond to yield, 3.776% due 7/25/49(a)	580,981
28,586	B-	CWABS Asset-Backed Notes Trust, Series 2006-SD3, Class A1, 6.099% (1-Month Term SOFR + 0.774%) due 7/25/36(a)(d)	27,966
3,000,000	A-	CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2, 4.760% due 3/22/49(a)	2,837,673
		DBJPM Mortgage Trust:
350,000	AA-(f)	Series 2016-C1, Class B, 4.195% due 5/10/49(d)	319,137
163,157	Aaa(b)	Series 2016-C3, Class A4, 2.632% due 8/10/49	153,967
2,025,000	NR	DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.144% due 6/10/37(a)(d)(g)	2,025,000
1,750,000	AAA(f)	DOLP Trust, Series 2021-NYC, Class A, 2.956% due 5/10/41(a)	1,454,102
1,477,500	BBB-	Driven Brands Funding LLC, Series 2022-1A, Class A2, 7.393% due 10/20/52(a)	1,491,405
244,921	AAA	Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 6.610% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(d)	245,468
18,098	CCC	DSLA Mortgage Loan Trust, Series 2004-AR2, Class A2B, 6.235% (1-Month Term SOFR + 0.914%) due 11/19/44(d)	16,842
640,000	Aaa(b)	DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 5.843% due 1/15/41(a)(d)	637,955
370,000	AAA	Elevation CLO Ltd., Series 2021-13A, Class A1, 6.780% (3-Month Term SOFR + 1.452%) due 7/15/34(a)(d)	370,468
900,000	AAA	Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 6.831% (3-Month Term SOFR + 1.520%) due 4/20/37(a)(d)	906,047
750,000	AAA	Empower CLO Ltd., Series 2023-2A, Class A1, 7.529% (3-Month Term SOFR + 2.200%) due 7/15/36(a)(d)	754,547
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
37,529	NR	Series 334, Class S7, 0.662% (5.986% - 30-Day Average SOFR) due 8/15/44(l)(m)	3,512
58,385	NR	Series 353, Class S1, 0.562% (5.886% - 30-Day Average SOFR) due 12/15/46(l)(m)	5,331
32,778	NR	Federal Home Loan Mortgage Corp. (FHLMC), REMIC, Series R007, Class ZA, 6.000% due 5/15/36	33,330

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% - (continued)
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
$ 5,657	NR	Series 3451, Class SB, 0.592% (5.916% - 30-Day Average SOFR) due 5/15/38(l)(m)	$338
33,330	NR	Series 3621, Class SB, 0.792% (6.116% - 30-Day Average SOFR) due 1/15/40(l)(m)	2,604
286,151	NR	Series 3947, Class SG, 0.512% (5.836% - 30-Day Average SOFR) due 10/15/41(l)(m)	22,763
10,469	NR	Series 3973, Class SA, 1.052% (6.376% - 30-Day Average SOFR) due 12/15/41(l)(m)	1,079
106,385	NR	Series 4203, Class PS, 0.812% (6.136% - 30-Day Average SOFR) due 9/15/42(l)(m)	7,835
110,811	NR	Series 4210, Class Z, 3.000% due 5/15/43	85,973
16,028	NR	Series 4239, Class IO, 3.500% due 6/15/27(l)	401
82,537	NR	Series 4335, Class SW, 0.562% (5.886% - 30-Day Average SOFR) due 5/15/44(l)(m)	6,308
400,783	NR	Series 4391, Class MZ, 3.000% due 9/15/44	342,658
1,743,535	NR	Series 4980, Class KI, 4.500% due 6/25/50(l)	412,860
63,430	NR	Series 5010, Class IK, 2.500% due 9/25/50(l)	9,257
228,868	NR	Series 5010, Class JI, 2.500% due 9/25/50(l)	36,493
78,199	NR	Series 5013, Class IN, 2.500% due 9/25/50(l)	12,564
159,471	NR	Series 5018, Class MI, 2.000% due 10/25/50(l)	21,440
67,123	NR	Series 5040, Class IB, 2.500% due 11/25/50(l)	9,465
985,671	NR	Series 5085, Class NI, 2.000% due 3/25/51(l)	118,713
951,613	NR	Series 5093, Class IY, 4.500% due 12/25/50(l)	222,778
485,435	NR	Series 5115, Class IO, 4.500% due 10/25/49(l)	111,901
1,512,124	NR	Series 5118, Class NI, 2.000% due 2/25/51(l)	198,844
341,503	NR	Series 5140, Class NI, 2.500% due 5/25/49(l)	48,819
437,739	NR	Series 5148, Class BI, 2.500% due 1/25/49(l)	63,205
176,776	NR	Series 5148, Class CI, 2.000% due 6/25/49(l)	19,939
719,368	NR	Series 5159, Class IP, 3.000% due 11/25/51(l)	105,074
784,763	NR	Series 5161, Class IO, 2.000% due 3/25/51(l)	106,851
712,519	NR	Series 5202, Class IN, 3.000% due 1/25/47(l)	96,174
500,000	NR	Series 5224, Class HL, 4.000% due 4/25/52	437,740
637,332	NR	Series 5274, Class IO, 2.500% due 1/25/51(l)	105,351
1,571,146	NR	Series 5293, Class CI, 2.500% due 4/25/51(l)	252,657
1,842,139	NR	Series 5293, Class IO, 2.000% due 3/25/51(l)	232,896
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk:
248,372	A	Series 2021-DNA1, Class M2, 7.124% (30-Day Average SOFR + 1.800%) due 1/25/51(a)(d)	249,923
601,499	BBB+	Series 2021-DNA5, Class M2, 6.974% (30-Day Average SOFR + 1.650%) due 1/25/34(a)(d)	605,424
1,500,000	BBB+	Series 2021-DNA6, Class M2, 6.824% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(d)	1,508,711
420,000	BBB+	Series 2022-DNA2, Class M1B, 7.724% (30-Day Average SOFR + 2.400%) due 2/25/42(a)(d)	430,935
380,000	BB+	Series 2022-DNA2, Class M2, 9.074% (30-Day Average SOFR + 3.750%) due 2/25/42(a)(d)	399,853
290,000	B+	Series 2022-DNA3, Class B1, 10.974% (30-Day Average SOFR + 5.650%) due 4/25/42(a)(d)	316,116
202,306	BBB+	Series 2023-DNA1, Class M1A, 7.424% (30-Day Average SOFR + 2.100%) due 3/25/43(a)(d)	206,783
231,542	BBB+	Series 2023-DNA2, Class M1A, 7.424% (30-Day Average SOFR + 2.100%) due 4/25/43(a)(d)	236,559
810,000	BBB-	Series 2024-DNA1, Class M2, 7.274% (30-Day Average SOFR + 1.950%) due 2/25/44(a)(d)	816,404
		Federal National Mortgage Association (FNMA), ACES:
2,969,656	NR	Series 2015-M7, Class X2, 0.480% due 12/25/24(d)(l)	337
12,860,228	NR	Series 2015-M8, Class X2, 0.058% due 1/25/25(d)(l)	720
523,878	NR	Series 2020-M36, Class X1, 1.447% due 9/25/34(d)(l)	30,197
245,000	NR	Series 2021-M2S, Class A2, 1.807% due 10/25/31(d)	199,106
265,000	NR	Series 2022-M10, Class A2, 1.938% due 1/25/32(d)	213,684
99,017	NR	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2017-T1, Class A, 2.898% due 6/25/27	92,695
		Federal National Mortgage Association (FNMA), Interest Strip:
43,548	NR	Series 409, Class C13, 3.500% due 11/25/41(l)	6,769
93,194	NR	Series 409, Class C18, 4.000% due 4/25/42(l)	17,272
12,146	NR	Series 409, Class C22, 4.500% due 11/25/39(l)	2,337
1,864,782	NR	Series 440, Class C6, 2.000% due 10/25/52(l)	237,807

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% - (continued)
		Federal National Mortgage Association (FNMA), REMICS:
$ 9,960	NR	Series 2004-38, Class FK, 5.788% (30-Day Average SOFR + 0.464%) due 5/25/34(d)	$9,869
30,857	NR	Series 2011-87, Class SG, 1.112% (6.436% - 30-Day Average SOFR) due 4/25/40(l)(m)	601
56,476	NR	Series 2012-35, Class SC, 1.062% (6.386% - 30-Day Average SOFR) due 4/25/42(l)(m)	5,931
42,332	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	43,174
61,733	NR	Series 2012-51, Class B, 7.000% due 5/25/42	65,473
45,138	NR	Series 2012-74, Class SA, 1.212% (6.536% - 30-Day Average SOFR) due 3/25/42(l)(m)	2,572
7,523	NR	Series 2012-75, Class AO, zero coupon due 3/25/42(k)	6,570
3,519	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(l)	41
40,084	NR	Series 2012-133, Class CS, 0.712% (6.036% - 30-Day Average SOFR) due 12/25/42(l)(m)	3,810
157,983	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	163,485
127,635	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	128,323
31,675	NR	Series 2013-54, Class BS, 0.712% (6.036% - 30-Day Average SOFR) due 6/25/43(l)(m)	3,340
23,066	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(l)	1,021
647,211	NR	Series 2014-6, Class Z, 2.500% due 2/25/44	541,264
271,543	NR	Series 2015-65, Class CZ, 3.500% due 9/25/45	222,312
27,503	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	27,070
591,849	NR	Series 2020-37, Class IM, 4.000% due 6/25/50(l)	121,316
216,283	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	123,978
700,000	NR	Series 2020-56, Class AQ, 2.000% due 8/25/50	526,345
73,389	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(l)	11,790
4,057,587	NR	Series 2020-57, Class NI, 2.500% due 8/25/50(l)	685,050
599,542	NR	Series 2020-73, Class KI, 3.000% due 10/25/50(l)	111,694
1,434,911	NR	Series 2021-43, Class IO, 2.500% due 6/25/51(l)	223,443
510,833	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(l)	73,914
705,109	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(l)	102,497
721,409	NR	Series 2021-77, Class WI, 3.000% due 8/25/50(l)	114,002
1,974,503	NR	Series 2022-22, Class IO, 2.500% due 10/25/51(l)	335,781
736,607	NR	Series 2022-86, Class IO, 2.500% due 5/25/50(l)	104,005
1,842,289	NR	Series 2023-2, Class CI, 2.000% due 10/25/50(l)	225,763
		FHLMC Multifamily Structured Pass-Through Certificates:
2,500,000	AA+(f)	Series K104, Class XAM, 1.386% due 1/25/30(d)(l)	166,076
440,000	AAA(f)	Series K144, Class A2, 2.450% due 4/25/32	369,361
950,368	AAA(f)	Series K736, Class X1, 1.280% due 7/25/26(d)(l)	20,015
3,972,585	AAA(f)	Series K743, Class X1, 0.920% due 5/25/28(d)(l)	122,205
310,000	BBB-	Five Guys Holdings Inc., Series 2023-1A, Class A2, 7.549% due 1/26/54(a)	316,243
1,100,000	Aaa(b)	Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, 6.698% (3-Month Term SOFR + 1.372%) due 7/19/34(a)(d)	1,103,867
435,000	NR	Flexential Issuer, Series 2021-1A, Class A2, 3.250% due 11/27/51(a)	399,133
		Freddie Mac Multifamily Structured Pass Through Certificates:
3,417,528	AAA(f)	Series K104, Class X1, 1.123% due 1/25/30(d)(l)	170,518
10,475,183	Aaa(b)	Series K130, Class X1, 1.037% due 6/25/31(d)(l)	594,787
4,886,306	AAA(f)	Series K131, Class X1, 0.728% due 7/25/31(d)(l)	203,150
1,240,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/32	1,076,006
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(d)	665,654
22,774,921	Aaa(b)	Series K148, Class X1, 0.250% due 7/25/32(d)(l)	441,134
320,000	AAA(f)	Series K-152, Class A2, 3.780% due 11/25/32(d)	294,426
9,299,413	AAA(f)	Series K-157, Class X1, 0.254% due 5/25/33(d)(l)	204,303
4,999,225	AAA	Series K-160, Class X1, 0.209% due 8/25/33(d)(l)	96,868
		Freddie Mac Seasoned Credit Risk Transfer Trust:
779,506	BB(f)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(d)	738,242
210,000	BBB(f)	Series 2020-2, Class M, 4.250% due 11/25/59(a)(d)	195,376
314,076	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 7.592% (30-Day Average SOFR + 2.264%) due 1/25/26(a)(d)	307,541
1,050,000	AA	GoldentTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class B, 7.186% (3-Month Term SOFR + 1.862%) due 10/20/34(a)(d)	1,053,360
460,000	AAA	GoldentTree Loan Management US CLO 7 Ltd., Series 2020-7A, Class AR, 6.656% (3-Month Term SOFR + 1.332%) due 4/20/34(a)(d)	460,484

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% - (continued)
$ 250,922	A(f)	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.700% due 1/20/49(a)	$203,282
		Government National Mortgage Association (GNMA):
215,907	NR	Series 2007-51, Class SG, 1.145% (6.466% - 1-Month Term SOFR) due 8/20/37(l)(m)	5,533
911	NR	Series 2010-85, Class HS, 1.215% (6.536% - 1-Month Term SOFR) due 1/20/40(l)(m)	2
62,772	NR	Series 2012-H27, Class AI, 1.730% due 10/20/62(d)(l)	1,987
62,431	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(l)	6,336
312,046	NR	Series 2013-85, Class IA, 0.525% due 3/16/47(d)(l)	2,970
65,669	NR	Series 2013-107, Class AD, 2.803% due 11/16/47(d)	57,726
59,419	NR	Series 2014-105, Class IO, 0.127% due 6/16/54(d)(l)	74
658,809	NR	Series 2014-H20, Class FA, 5.869% (1-Month Term SOFR + 0.544%) due 10/20/64(d)	657,273
40,181	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(l)	7,271
41,058	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(l)	7,626
93,763	NR	Series 2016-135, Class SB, 0.666% (5.986% - 1-Month Term SOFR) due 10/16/46(l)(m)	11,416
60,800	NR	Series 2017-H14, Class FK, 5.210% (1-Year CMT Index + 0.200%) due 5/20/67(d)	60,805
359,986	NR	Series 2017-H22, Class IC, 0.540% due 11/20/67(d)(l)	11,461
7,079,345	NR	Series 2018-45, Class IO, 0.542% due 3/16/59(d)(l)	244,196
73,226	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	65,300
26,743	NR	Series 2019-H13, Class FT, 5.460% (1-Year CMT Index + 0.450%) due 8/20/69(d)	26,702
232,353	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(l)	42,058
66,621	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(l)	12,046
576,251	NR	Series 2020-103, Class AD, 1.450% due 1/16/63	426,478
326,011	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(l)	44,162
215,343	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(l)	29,203
70,634	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(l)	9,685
73,391	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(l)	9,992
76,066	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(l)	10,650
73,178	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(l)	10,030
294,121	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(l)	39,245
2,714,208	NR	Series 2020-173, Class MI, 2.500% due 11/20/50(l)	381,548
3,024,390	NR	Series 2020-179, Class IO, 1.009% due 9/16/62(d)(l)	226,335
348,277	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(l)	38,229
177,388	NR	Series 2020-H09, Class FL, 6.589% (1-Month Term SOFR + 1.264%) due 5/20/70(d)	178,370
196,370	NR	Series 2020-H12, Class F, 5.939% (1-Month Term SOFR + 0.614%) due 7/20/70(d)	192,681
248,059	NR	Series 2020-H13, Class FA, 5.889% (1-Month Term SOFR + 0.564%) due 7/20/70(d)	242,675
45,411	NR	Series 2020-H13, Class FC, 5.889% (1-Month Term SOFR + 0.564%) due 7/20/70(d)	44,413
169,331	NR	Series 2020-H20, Class FA, 5.789% (1-Month Term SOFR + 0.464%) due 4/20/70(d)	165,168
166,541	NR	Series 2021-2, Class AH, 1.500% due 6/16/63	122,989
142,824	NR	Series 2021-14, Class AB, 1.340% due 6/16/63	104,414
2,642,242	NR	Series 2021-14, Class IO, 1.326% due 6/16/63(d)(l)	194,828
1,263,167	NR	Series 2021-77, Class LC, 1.250% due 7/20/50	965,624
443,916	NR	Series 2021-115, Class MI, 2.500% due 5/20/51(l)	48,179
2,629,764	NR	Series 2021-133, Class IO, 0.881% due 7/16/63(d)(l)	175,383
885,073	NR	Series 2021-138, Class IK, 3.000% due 7/20/51(l)	131,676
2,894,125	NR	Series 2021-169, Class IO, 1.112% due 6/16/61(d)(l)	230,434
403,161	NR	Series 2021-188, Class PA, 2.000% due 10/20/51	317,977
454,701	NR	Series 2021-H02, Class TF, 6.719% (1-Month Term SOFR + 1.394%) due 1/20/71(d)	466,349
300,000	NR	Series 2022-3, Class B, 1.850% due 2/16/61	148,441
1,339,306	NR	Series 2022-3, Class IO, 0.640% due 2/16/61(d)(l)	59,714
765,598	NR	Series 2022-81, Class CI, 3.000% due 9/20/50(l)	107,829
363,748	NR	Series 2022-189, Class PT, 2.500% due 10/20/51	295,104
200,000	NR	Series 2022-196, Class BE, 3.000% due 10/16/64(d)	144,992
1,475,352	NR	Series 2022-210, Class IO, 0.698% due 7/16/64(d)(l)	90,558
1,483,844	NR	Series 2022-216, Class IO, 0.749% due 7/16/65(d)(l)	93,819

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% - (continued)
$ 1,399,705	NR	Series 2023-92, Class AH, 2.000% due 6/16/64	$1,068,104
1,999,578	NR	Series 2023-92, Class IA, 0.611% due 6/16/64(d)(l)	125,371
1,487,786	NR	Series 2023-130, Class IO, 4.000% due 8/20/47(l)	275,070
8,104,891	NR	Series 2023-179, Class IO, 0.611% due 9/16/63(d)(l)	341,121
940,000	Aaa(b)	Greenwood Park CLO Ltd., Series 2018-1A, Class B, 6.990% (3-Month Term SOFR + 1.662%) due 4/15/31(a)(d)	943,392
770,000	Ba3(b)	GS Mortgage Securities Corp. II, Series 2024-70P, Class E, 8.965% due 3/10/41(a)(d)	774,497
		GS Mortgage Securities Corp. Trust:
258,139	BB-	Series 2018-SRP5, Class A, 7.164% (1-Month Term SOFR + 1.847%) due 9/15/31(a)(d)	183,439
4,380,000	AAA	Series 2021-DM, Class A, 6.316% (1-Month Term SOFR + 0.999%) due 11/15/36(a)(d)	4,359,758
1,772,000	AA-(f)	Series 2021-IP, Class B, 6.581% (1-Month Term SOFR + 1.264%) due 10/15/36(a)(d)	1,746,917
370,000	AA+	Series 2021-ROSS, Class A, 6.581% (1-Month Term SOFR + 1.264%) due 5/15/26(a)(d)	342,834
209,569	Aaa(b)	GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.164% due 5/10/50	196,088
45,367	WR(b)	Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 5.083% due 6/19/34(d)	42,003
369,799	Aa1(b)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(a)	303,235
280,000	Aaa(b)	HPS Loan Management Ltd., Series 15A-19, Class A1R, 6.645% (3-Month Term SOFR + 1.320%) due 1/22/35(a)(d)	280,270
39,317	AA	Impac CMB Trust, Series 2007-A, Class A, 5.939% (1-Month Term SOFR + 0.614%) due 5/25/37(a)(d)	36,365
710,000	AAA(f)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(a)	677,658
23,457	Caa2(b)	IndyMac INDX Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.987% due 9/25/35(d)	18,548
289,690	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(a)	255,990
869,172	D	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 5.759% (1-Month Term SOFR + 0.434%) due 8/25/36(d)	238,685
350,000	CCC(f)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, 3.364% due 9/15/47(a)(d)	307,507
		JPMDB Commercial Mortgage Securities Trust:
340,000	A(f)	Series 2017-C5, Class B, 4.009% due 3/15/50(d)	285,815
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	176,140
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	114,390
		JPMorgan Chase Commercial Mortgage Securities Trust:
1,710,000	C(b)	Series 2018-PHH, Class F, 8.674% (1-Month Term SOFR + 3.357%) due 6/15/35(a)(d)(i)	28,858
250,000	Baa1(b)	Series 2021-MHC, Class D, 7.381% (1-Month Term SOFR + 2.064%) due 4/15/38(a)(d)	248,848
		JPMorgan Mortgage Trust:
138,540	AAA	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(d)	119,931
126,117	AAA	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(d)	109,679
677,543	Aaa(b)	Series 2019-6, Class B1, 4.271% due 12/25/49(a)(d)	608,980
1,565,238	Aaa(b)	Series 2021-13, Class A3, 2.500% due 4/25/52(a)(d)	1,229,440
280,000	AAA	Kings Park CLO Ltd., Series 2021-1A, Class A, 6.716% (3-Month Term SOFR + 1.392%) due 1/21/35(a)(d)	280,534
888,199	Aaa(b)	KREF Ltd., Series 2021-FL2, Class A, 6.505% (1-Month Term SOFR + 1.184%) due 2/15/39(a)(d)	871,805
1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	862,861
187,203	AAA	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 7.408% (1-Month Term SOFR + 2.091%) due 3/15/36(a)(d)	188,256
1,000,000	Aa1(b)	LCM XIV LP, Series 14A, Class BR, 7.166% (3-Month Term SOFR + 1.842%) due 7/20/31(a)(d)	1,001,006
		Legacy Mortgage Asset Trust:
655,406	NR	Series 2021-GS2, Class A1, step bond to yield, 4.750% due 4/25/61(a)	638,908
491,158	NR	Series 2021-GS3, Class A1, step bond to yield, 4.750% due 7/25/61(a)	480,886
237,638	Baa2(b)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(a)	209,855
316,685	A+	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(a)	282,383
995,224	NR	Med Trust, Series 2021-MDLN, Class G, 10.681% (1-Month Term SOFR + 5.364%) due 11/15/38(a)(d)	999,771
8,467	WD(f)	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 5.952% due 5/25/34(d)	7,195
3,375,000	A(f)	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230% due 4/20/54(a)	3,392,747
209,719	AAA(f)	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.232% (1-Month Term SOFR + 0.915%) due 4/15/38(a)(d)	208,653
530,000	Aaa(b)	MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.100% due 7/13/49(a)	525,586
181,112	NR	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.710% due 12/20/46(a)	154,558
		MSWF Commercial Mortgage Trust:
730,000	Aaa(b)	Series 2023-2, Class A5, 6.014% due 12/15/56(d)	766,764
3,798,617	Aaa(b)	Series 2023-2, Class XA, 0.907% due 12/15/56(d)(l)	244,560
1,043,805	AAA	MVW Owner Trust, Series 2019-1A, Class A, 2.890% due 11/20/36(a)	1,016,413

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% - (continued)
$ 2,335,000	NR	NBC Funding LLC, Series 2024-1A, Class A2, 6.750% due 7/30/54(a)	$2,354,380
1,950,313	NR	Neighborly Issuer, Series 2023-1A, Class A2, 7.308% due 1/30/53(a)	1,966,762
250,000	Aaa(b)	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 6.750% (3-Month Term SOFR + 1.422%) due 7/15/34(a)(d)	250,526
1,270,000	BBB+	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	1,084,913
		New Residential Mortgage Loan Trust:
111,135	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(d)	102,363
151,752	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(d)	144,741
382,558	Aaa(b)	Series 2019-2A, Class A1, 4.250% due 12/25/57(a)(d)	363,714
404,122	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(d)	372,731
663,650	AAA(f)	Series 2022-NQM4, Class A1, step bond to yield, 5.000% due 6/25/62(a)	648,512
570,000	AAA(f)	NJ Trust, Series 2023-GSP, Class A, 6.481% due 1/6/29(a)(d)	587,357
680,000	AAA(f)	NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.958% (1-Month Term SOFR + 1.641%) due 3/15/41(a)(d)	681,765
		Oak Street Investment Grade Net Lease Fund:
341,965	AAA	Series 2020-1A, Class A1, 1.850% due 11/20/50(a)	319,221
1,675,000	BBB	Series 2020-1A, Class B1, 5.110% due 11/20/50(a)	1,532,388
250,000	AAA	Oaktree CLO Ltd., Series 2022-3A, Class A2, 7.629% (3-Month Term SOFR + 2.300%) due 7/15/35(a)(d)	250,554
		OBX Trust:
201,365	AAA(f)	Series 2022-NQM6, Class A1, step bond to yield, 4.700% due 7/25/62(a)	196,316
377,217	AAA(f)	Series 2022-NQM7, Class A1, step bond to yield, 5.110% due 8/25/62(a)	370,275
760,137	AAA(f)	Series 2023-NQM3, Class A1, step bond to yield, 5.949% due 2/25/63(a)	758,485
1,303,175	AAA(f)	Series 2023-NQM7, Class A1, step bond to yield, 6.844% due 4/25/63(a)	1,321,967
1,210,161	AAA(f)	Series 2024-NQM1, Class A1, step bond to yield, 5.928% due 11/25/63(a)	1,206,904
3,234,000	AAA	One New York Plaza Trust, Series 2020-1NYP, Class A, 6.381% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(d)	3,148,787
2,425,710	AAA(f)	Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(d)	1,972,423
134,342	BB+	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 6.219% (1-Month Term SOFR + 0.894%) due 11/25/34(d)	132,198
285,116	AAA	Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, 6.709% (3-Month Term SOFR + 1.392%) due 1/17/31(a)(d)	286,041
		PMT Credit Risk Transfer Trust:
230,557	NR	Series 2019-2R, Class A, 9.193% (1-Month Term SOFR + 3.864%) due 5/30/25(a)(d)	230,828
122,708	NR	Series 2019-3R, Class A, 9.139% (30-Day Average SOFR + 3.814%) due 11/27/31(a)(d)	122,788
1,284,660	NR	PRET LLC, Series 2022-RN2, Class A1, step bond to yield, 5.000% due 6/25/52(a)	1,257,908
413,619	WR(b)	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	371,952
		PRKCM Trust:
770,000	BBB	Series 2022-AFC2, Class M1, 6.210% due 8/25/57(a)(d)	751,401
671,114	AAA	Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(a)	674,428
		PRPM LLC:
831,526	AAA(f)	Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	823,423
328,456	AAA(f)	Series 2024-RCF1, Class A1, step bond to yield, 4.000% due 1/25/54(a)	314,295
2,992,500	NR	Qdoba Funding LLC, Series 2023-1A, Class A2, 8.500% due 9/14/53(a)	3,128,418
1,220,000	Aaa(b)	Rad CLO 22 Ltd., Series 2023-22A, Class A1, 7.202% (3-Month Term SOFR + 1.830%) due 1/20/37(a)(d)	1,236,208
736,922	Aaa(b)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 6.639% (1-Month Term SOFR + 1.314%) due 11/25/36(a)(d)	733,310
1,100,000	AA	Regatta XII Funding Ltd., Series 2019-1A, Class BR, 7.190% (3-Month Term SOFR + 1.862%) due 10/15/32(a)(d)	1,102,594
83,017	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	75,626
850,000	NR	RIAL Issuer Ltd., Series 2022-FL8, Class D, 10.070% (1-Month Term SOFR + 4.750%) due 1/19/37(a)(d)	800,122
		Saluda Grade Alternative Mortgage Trust:
1,556,159	NR	Series 2023-FIG3, Class A, 7.067% due 8/25/53(a)(d)	1,574,672
3,885,822	NR	Series 2023-FIG4, Class A, 6.718% due 11/25/53(a)(d)	3,920,675
4,807,906	NR	Series 2024-CES1, Class A1, 6.306% due 3/25/54(a)(d)	4,806,051
256,927	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/10/28	239,942
4,174,538	BBB-	SEB Funding LLC, Series 2021-1A, Class A2, 4.969% due 1/30/52(a)	3,969,430
1,660,000	NR	Service Experts Issuer LLC, Series 2024-1A, Class A, 6.390% due 11/20/35(a)(g)	1,658,160
1,321,688	BBB-	SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174% due 1/25/54(a)	1,324,759
4,960,000	AA-	SHER Trust, Series 2024-DAL, Class B, 7.557% (1-Month Term SOFR + 2.240%) due 4/15/37(a)(d)	4,947,264
310,000	AAA	Silver Rock CLO I Ltd., Series 2020-1A, Class AR, 1.833% (3-Month Term SOFR + 1.780%) due 10/20/33(a)(d)	310,717

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% - (continued)
$ 330,000		AAA(f)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(a)	$268,312
310,000		NR	Soho Trust, Series 2021-SOHO, Class B, 2.697% due 8/10/38(a)(d)	199,596
1,062,118		AAA	SREIT Trust, Series 2021-MFP, Class A, 6.162% (1-Month Term SOFR + 0.845%) due 11/15/38(a)(d)	1,058,777
3,500,000		A-	Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.900% due 3/25/49(a)	3,529,469
717,628		NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	669,893
250,000		Aaa(b)	Storm King Park CLO Ltd., Series 2022-1A, Class A1, 7.379% (3-Month Term SOFR + 2.050%) due 10/15/35(a)(d)	250,968
42,904		AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 5.935% (1-Month Term SOFR + 0.614%) due 7/19/35(d)	39,716
850,000		Aaa(b)	STWD Ltd., Series 2022-FL3, Class A, 6.674% (30-Day Average SOFR + 1.350%) due 11/15/38(a)(d)	835,867
363,516		NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	331,295
1,090,000		AAA	Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 6.969% (3-Month Term SOFR + 1.640%) due 1/14/34(a)(d)	1,093,351
			Towd Point Mortgage Trust:
760,000		Baa1(b)	Series 2015-2, Class 1B3, 3.715% due 11/25/60(a)(d)	652,221
770,000		A2(b)	Series 2016-5, Class B2, 3.806% due 10/25/56(a)(d)	663,029
295,115		AAA(f)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(d)	260,057
			UBS Commercial Mortgage Trust:
340,000		AA-(f)	Series 2018-C11, Class B, 4.713% due 6/15/51(d)	294,971
470,000		Aaa(b)	Series 2019-C17, Class A3, 2.669% due 10/15/52	408,641
872,893		NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(d)	810,020
			Verus Securitization Trust:
703,557		AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(d)	581,010
2,498,779		AAA	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(a)	2,171,299
767,557		A	Series 2022-7, Class A3, 5.350% due 7/25/67(a)(d)	754,383
248,510		A	Series 2023-3, Class A3, step bond to yield, 6.743% due 3/25/68(a)	249,322
1,109,471		A	Series 2024-3, Class A3, step bond to yield, 6.845% due 4/25/69(a)	1,114,822
87,599		AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	86,240
506,450		A+	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B3, 6.139% (1-Month Term SOFR + 0.814%) due 12/25/45(d)	494,624
			Wells Fargo Commercial Mortgage Trust:
1,000,000		Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(d)	973,075
180,393		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	175,818
384,614		Aaa(b)	Series 2016-C33, Class A3, 3.162% due 3/15/59	369,801
9,901,339		Aaa(b)	Series 2018-C43, Class XA, 0.584% due 3/15/51(d)(l)	187,552
250,000		Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	234,700
3,243,911		Aaa(b)	Series 2019-C52, Class XA, 1.589% due 8/15/52(d)(l)	194,846
180,000		AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	159,689
3,000,163		NR	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.238% due 7/30/51(a)	2,639,387
4,300,000		A-(f)	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640% due 4/20/54(a)	4,363,840

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $206,670,602)	197,961,240

SOVEREIGN BONDS - 3.7%
Argentina - 0.1%
			Argentine Republic Government International Bonds:
64,372		CCC	1.000% due 7/9/29	37,615
8,700		CCC	step bond to yield, 0.750% due 7/9/30	4,972
1,781,786		CCC	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.375% due 9/1/37	790,667
247,192		CCC	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.375% due 9/1/37(a)	109,692

			Total Argentina	942,946

Australia - 0.1%
3,830,000	AUD	Aaau(b)	Australia Government Bonds, (Cost - $2,430,837, acquired 3/6/24), 2.750% due 11/21/28(c)	2,412,512

Benin - 0.1%
1,000,000		BB-	Benin Government International Bonds, 7.960% due 2/13/38(a)	938,654

Bermuda - 0.1%
1,000,000		A+	Bermuda Government International Bonds, 5.000% due 7/15/32(a)	958,800

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Brazil - 0.4%
17,000,000	BRL	BB(f)	Brazil Letras do Tesouro Nacional, zero coupon due 7/1/24	$3,206,384
16,500,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/29	3,113,216
$ 400,000		BB	Brazilian Government International Bonds, 6.125% due 3/15/34	388,776

			Total Brazil	6,708,376

Canada - 0.0%@
			Province of Ontario Canada:
200,000		A+	2.500% due 4/27/26	190,751
200,000		A+	3.100% due 5/19/27	190,331

			Total Canada	381,082

Chile - 0.1%
			Chile Government International Bonds:
200,000		A	3.125% due 1/21/26	192,759
200,000		A	2.750% due 1/31/27	187,082
200,000		A	3.240% due 2/6/28	186,744
350,000		A	2.450% due 1/31/31	296,551
45,000		A	2.550% due 1/27/32	37,494
200,000		A	3.500% due 1/25/50	142,589

			Total Chile	1,043,219

Colombia - 0.1%
			Colombia Government International Bonds:
200,000		BB+	8.000% due 4/20/33	206,391
750,000		BB+	8.000% due 11/14/35	766,529
930,000		BB+	4.125% due 2/22/42	609,969

			Total Colombia	1,582,889

Dominican Republic - 0.0%@
200,000		BB	Dominican Republic International Bonds, 4.500% due 1/30/30(a)	182,471

Hungary - 0.0%@
200,000		BBB-	Hungary Government International Bonds, (Cost - $197,912, acquired 12/6/21), 2.125% due 9/22/31(c)	157,218

Indonesia - 0.0%@
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	76,876
445,000		BBB	2.850% due 2/14/30	393,189
320,000		BBB	2.150% due 7/28/31	261,600
200,000		BBB	3.050% due 3/12/51	135,142

			Total Indonesia	866,807

Israel - 0.1%
			Israel Government International Bonds:
400,000		A+	2.750% due 7/3/30	336,000
2,215,000		A+	5.750% due 3/12/54	2,016,906

			Total Israel	2,352,906

Ivory Coast - 0.0%@
500,000		BB-	Ivory Coast Government International Bonds, 8.250% due 1/30/37(a)	488,262

Japan - 0.0%@
			Japan Bank for International Cooperation:
200,000		A+	4.250% due 1/26/26	196,952
200,000		A+	2.375% due 4/20/26	190,061
200,000		A+	1.875% due 7/21/26	187,191

			Total Japan	574,204

Kenya - 0.1%
520,000		B	Kenya Government International Bonds, 6.300% due 1/23/34(a)	412,138
540,000		B	Republic of Kenya Government International Bonds, 9.750% due 2/16/31(a)	540,605

			Total Kenya	952,743

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Malaysia - 0.1%
6,400,000	MYR	BBB+(f)	Malaysia Government Bonds, 3.882% due 3/14/25	$1,365,235

Mexico - 1.3%
			Mexican Bonos:
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,256,228
47,930,000	MXN	BBB+	7.750% due 11/23/34	2,450,273
203,975,700	MXN	BBB+	7.750% due 11/13/42	9,870,882
84,090,000	MXN	BBB+	8.000% due 11/7/47	4,125,969
			Mexico Government International Bonds:
$200,000		BBB	4.125% due 1/21/26	195,647
200,000		BBB	4.150% due 3/28/27	193,261
323,000		BBB	3.750% due 1/11/28	304,962
200,000		BBB	5.400% due 2/9/28	199,498
572,000		BBB	4.500% due 4/22/29	547,287
200,000		BBB	3.250% due 4/16/30	175,783
964,000		BBB	2.659% due 5/24/31	795,642
1,260,000		BBB	3.500% due 2/12/34	1,031,523
1,700,000		BBB	6.350% due 2/9/35	1,720,623
310,000		BBB	4.750% due 3/8/44	251,508
425,000		BBB	4.600% due 2/10/48	329,622
200,000		BBB	6.338% due 5/4/53	191,148

			Total Mexico	23,639,856

Nigeria - 0.0%@
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	229,788

Oman - 0.0%@
			Oman Government International Bonds:
200,000		Ba1(b)	(Cost - $210,132, acquired 12/6/21), 5.625% due 1/17/28(c)	199,454
700,000		Ba1(b)	(Cost - $718,375, acquired 3/12/24), 6.750% due 1/17/48(c)	706,934

			Total Oman	906,388

Panama - 0.2%
			Panama Government International Bonds:
210,000		BBB	3.875% due 3/17/28	192,992
500,000		BBB	3.160% due 1/23/30	418,122
200,000		BBB	2.252% due 9/29/32	142,890
650,000		BBB	3.298% due 1/19/33	498,837
750,000		BBB	6.400% due 2/14/35	707,454
10,000		BBB	4.500% due 4/1/56	6,383
2,500,000		BBB	4.500% due 1/19/63	1,575,791

			Total Panama	3,542,469

Paraguay - 0.1%
			Paraguay Government International Bonds:
200,000		BB+	(Cost - $194,494, acquired 6/14/23), 4.950% due 4/28/31(c)	190,210
1,000,000		BB+	5.400% due 3/30/50(a)	860,948

			Total Paraguay	1,051,158

Peru - 0.1%
			Peruvian Government International Bonds:
100,000		BBB-	2.392% due 1/23/26	94,831
790,000		BBB-	2.783% due 1/23/31	666,294
70,000		BBB-	6.550% due 3/14/37	73,847
290,000		BBB-	5.625% due 11/18/50	279,013
50,000		BBB-	3.550% due 3/10/51	34,757
190,000		BBB-	2.780% due 12/1/60	104,435

			Total Peru	1,253,177

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.7% - (continued)
Philippines - 0.1%
			Philippine Government International Bonds:
$ 400,000		BBB+	3.000% due 2/1/28	$371,500
560,000		BBB+	1.648% due 6/10/31	444,587
550,000		BBB+	1.950% due 1/6/32	438,599

			Total Philippines	1,254,686

Poland - 0.0%@
			Republic of Poland Government International Bonds:
50,000		A-	3.250% due 4/6/26	48,457
50,000		A-	5.500% due 11/16/27	50,804
100,000		A-	4.875% due 10/4/33	96,690
50,000		A-	5.500% due 4/4/53	48,453
100,000		A-	5.500% due 3/18/54	96,039

			Total Poland	340,443

Romania - 0.1%
1,000,000		BBB-	Romanian Government International Bonds, 6.375% due 1/30/34(a)	999,244

South Korea - 0.0%@
200,000		AA	Export-Import Bank of Korea, 1.125% due 12/29/26	181,074

Spain - 0.3%
5,500,000	EUR	NR	Spain Government Bonds, zero coupon due 1/31/28	5,336,624

Supranational - 0.0%@
			International Bank for Reconstruction & Development:
200,000		AAA	3.125% due 11/20/25	194,431
100,000		AAA	3.125% due 6/15/27	95,464
100,000		Aaa(b)	2.500% due 11/22/27	92,971
200,000		AAA	1.375% due 4/20/28	176,663
150,000		AAA	3.500% due 7/12/28	143,508
100,000		AAA	3.625% due 9/21/29	95,276
100,000		AAA	4.000% due 7/25/30	96,707

			Total Supranational	895,020

United Kingdom - 0.2%
3,745,000	GBP	AA-u(f)	United Kingdom Gilt, (Cost - $4,541,284, acquired 3/6/24), 3.250% due 1/31/33(c)	4,429,844

Uruguay - 0.0%@
			Uruguay Government International Bonds:
100,000		BBB+	5.750% due 10/28/34	103,356
100,000		BBB+	5.100% due 6/18/50	93,580
50,000		BBB+	4.975% due 4/20/55	45,342

			Total Uruguay	242,278

			TOTAL SOVEREIGN BONDS (Cost - $68,950,429)	66,210,373

ASSET-BACKED SECURITIES - 1.2%
Automobiles - 0.7%
			Avis Budget Rental Car Funding AESOP LLC:
780,000		Aaa(b)	Series 2023-5A, Class A, 5.780% due 4/20/28(a)	782,486
320,000		Aaa(b)	Series 2024-1A, Class A, 5.360% due 6/20/30(a)	318,926
320,000		Baa3(b)	Series 2024-1A, Class C, 6.480% due 6/20/30(a)	323,244
4,000,000		Aaa(b)	Series 2024-3A, Class A, 5.230% due 12/20/30(a)	3,957,652
583,000		AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060% due 11/15/30	557,032
354,000		AAA	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.540% due 10/16/28	356,053
3,000,000		AAA	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120% due 3/15/29(a)	2,987,825
933,000		AA	Octane Receivables Trust, Series 2024-1A, Class B, 5.660% due 5/20/30(a)	931,259
1,308,000		Aaa(b)	Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.020% due 9/15/28	1,317,757

			Total Automobiles	11,532,234

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 1.2% - (continued)
Credit Cards - 0.2%
		American Express Credit Account Master Trust:
$ 118,000	Aaa(b)	Series 2022-3, Class A, 3.750% due 8/15/27	$115,712
275,000	AAA	Series 2023-2, Class A, 4.800% due 5/15/30	272,713
3,350,000	NR	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050% due 7/15/27(a)	3,342,529
462,000	AAA	Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.950% due 10/15/27	459,524

		Total Credit Cards	4,190,478

Student Loans - 0.3%
1,246,171	A2(b)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class C, 7.124% (30-Day Average SOFR + 1.800%) due 6/25/47(a)(d)	1,253,111
96,426	AAA	College Ave Student Loans LLC, Series 2019-A, Class A2, 3.280% due 12/28/48(a)	89,450
		ECMC Group Student Loan Trust:
127,197	Aaa(b)	Series 2016-1A, Class A, 6.788% (30-Day Average SOFR + 1.464%) due 7/26/66(a)(d)	128,711
893,113	Aaa(b)	Series 2017-2A, Class A, 6.488% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(d)	891,581
273,691	Aaa(b)	Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 6.238% (30-Day Average SOFR + 0.914%) due 10/25/56(a)(d)	271,639
1,041,515	AA+	Navient Student Loan Trust, Series 2017-3A, Class A3, 6.488% (30-Day Average SOFR + 1.164%) due 7/26/66(a)(d)	1,041,551
		Nelnet Student Loan Trust:
650,261	AA+	Series 2006-1, Class A6, 6.041% (3-Month Term SOFR + 0.712%) due 8/23/36(a)(d)	645,079
115,280	Aaa(b)	Series 2021-A, Class APT1, 1.360% due 4/20/62(a)	104,030
517,622	AA+	SLM Student Loan Trust, Series 2003-10A, Class A4, 6.285% (90-Day Average SOFR + 0.931%) due 12/17/68(a)(d)	517,096
		SMB Private Education Loan Trust:
459,219	Aaa(b)	Series 2021-A, Class A2B, 1.590% due 1/15/53(a)	408,021
218,519	Aa1(b)	Series 2021-A, Class B, 2.310% due 1/15/53(a)	203,848
570,000	Aaa(b)	Series 2024-C, Class A1B, (SOFR + 1.100%) due 6/17/52(a)(d)	573,384

		Total Student Loans	6,127,501

		TOTAL ASSET-BACKED SECURITIES (Cost - $22,008,572)	21,850,213

SENIOR LOANS - 1.0%
157,980	NR	Acrisure LLC, (Cost - $156,115, acquired 2/2/23), 9.900% (1-Month USD-LIBOR + 4.250%) due 2/15/27(c)(d)	158,868
208,262	NR	Ali Group North America Corp., (Cost - $206,960, acquired 10/13/21), 7.470% (1-Month CME Term SOFR + 2.000%) due 7/30/29(c)(d)	209,448
247,449	NR	AlixPartners LLP, (Cost - $246,171, acquired 6/12/23), 8.220% (1-Month CME Term SOFR + 2.500%) due 2/4/28(c)(d)	248,524
805,857	NR	Allied Universal Holdco LLC, (Cost - $800,349, acquired 9/14/23), 9.206% (1-Month CME Term SOFR + 3.750%) due 5/12/28(c)(d)	806,869
152,061	NR	Alterra Mountain Co., (Cost - $152,885, acquired 4/1/24), 8.579% (1-Month CME Term SOFR + 3.250%) due 8/17/28(c)(d)	153,249
294,844	NR	AmWINS Group Inc., (Cost - $293,558, acquired 6/12/23), 7.720% (1-Month CME Term SOFR + 2.250%) due 2/19/28(c)(d)	295,807
177,727	NR	Apple Bidco LLC, (Cost - $177,727, acquired 2/2/23), 8.220% (1-Month CME Term SOFR + 2.750%) due 9/22/28(c)(d)	178,567
481,280	NR	Ascensus Group Holdings Inc., (Cost - $473,443, acquired 6/12/23), 8.970% (1-Month CME Term SOFR + 3.500%) due 8/2/28(c)(d)	482,635
		Asurion LLC:
1,622,164	NR	(Cost - $1,620,244, acquired 3/7/24), 8.720% (1-Month CME Term SOFR + 3.250%) due 12/23/26(c)(d)	1,613,039
116,400	NR	(Cost - $115,833, acquired 1/29/21), 8.720% (1-Month CME Term SOFR + 3.250%) due 7/31/27(c)(d)	114,702
171,613	NR	(Cost - $171,367, acquired 2/15/23), 9.706% (1-Month CME Term SOFR + 4.250%) due 8/19/28(c)(d)	170,595
336,013	NR	Athenahealth Group Inc., (Cost - $334,893, acquired 1/27/22), 8.606% (1-Month CME Term SOFR + 3.250%) due 2/15/29(c)(d)	336,037
548,089	NR	Avolon TLB Borrower 1 , (Cost - $549,286, acquired 1/18/24), 7.355% (1-Month CME Term SOFR + 2.000%) due 6/22/28(c)(d)	550,355
930,000	NR	Boost Newco Borrower LLC, (Cost - $928,561, acquired 9/20/23), (3-Month CME Term SOFR + 3.000%) due 1/31/31(c)(d)	935,101
214,114	NR	Brown Group Holding LLC, (Cost - $213,952, acquired 11/09/21), 8.206% (1-Month CME Term SOFR + 2.750%) due 6/7/28(c)(d)	215,022
		Caesars Entertainment Inc.:
39,600	NR	(Cost - $39,600, acquired 2/1/23), 8.706% (3-Month CME Term SOFR + 2.750%) due 2/6/30(c)(d)	39,779
800,000	NR	(Cost - $798,096, acquired 1/24/24), 8.097% (3-Month CME Term SOFR + 2.750%) due 2/6/31(c)(d)	803,500
		Charter Communications Operating LLC:
112,215	NR	(Cost - $112,566, acquired 2/7/20), 7.133% (3-Month CME Term SOFR + 1.750%) due 2/1/27(c)(d)	112,266
336,312	NR	(Cost - $336,733, acquired 12/7/23), 7.360% (3-Month CME Term SOFR + 2.000%) due 12/7/30(c)(d)	334,653
339,908	NR	Citadel Securities LP, (Cost - $339,863, acquired 1/30/24), 7.579% (1-Month CME Term SOFR + 2.250%) due 7/29/30(c)(d)	342,225
129,675	NR	Clarios Global LP, (Cost - $130,096, acquired 1/12/24), 8.329% (1-Month CME Term SOFR + 3.000%) due 5/6/30(c)(d)	130,607
82,643	NR	Cloudera Inc., (Cost - $82,147, acquired 8/10/21), 9.206% (1-Month CME Term SOFR + 3.750%) due 10/8/28(c)(d)	82,661
239,063	NR	Coherent Corp., (Cost - $239,780, acquired 4/2/24), 7.829% (1-Month CME Term SOFR + 2.500%) due 7/2/29(c)(d)	240,736
1,140,000	NR	Cotiviti Inc., (Cost - $1,134,504, acquired 2/22/24), 8.563% (1-Month CME Term SOFR + 3.250%) due 5/1/31(c)(d)	1,146,418

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.0% - (continued)
$ 375,000	NR	CP Atlas Buyer Inc. due 11/23/27(n)	$372,774
522,457	NR	DCert Buyer Inc., (Cost - $520,595, acquired 6/12/23), 9.356% (1-Month CME Term SOFR + 4.000%) due 10/16/26(c)(d)	520,723
247,429	NR	Deerfield Dakota Holding LLC, (Cost - $239,313, acquired 6/12/23), 9.098% (3-Month CME Term SOFR + 3.750%) due 4/9/27(c)(d)	247,807
386,373	NR	EMRLD Borrower LP, (Cost - $385,125, acquired 6/8/23), 8.356% (1-Month CME Term SOFR + 2.500%) due 5/31/30(c)(d)	389,298
55,493	NR	First Eagle Holdings Inc., (Cost - $55,402, acquired 3/4/24), 8.334% (3-Month CME Term SOFR + 3.000%) due 3/5/29(c)(d)	55,431
718,200	NR	Flutter Entertainment Public Limited Co., (Cost - $716,537, acquired 11/17/23), 7.598% (3-Month CME Term SOFR + 2.250%) due 11/25/30(c)(d)	722,089
210,319	NR	Focus Financial Partners LLC, (Cost - $210,824, acquired 1/18/24), 8.079% (1-Month CME Term SOFR + 2.750%) due 6/30/28(c)(d)	210,894
106,692	NR	Gainwell Acquisition Corp., (Cost - $105,917, acquired 2/12/21), 9.448% (3-Month CME Term SOFR + 4.000%) due 10/1/27(c)(d)	103,980
75,385	NR	Garda World Security Corp., (Cost - $75,580, acquired 2/2/24), 9.583% (3-Month CME Term SOFR + 4.250%) due 2/1/29(c)(d)	76,205
400,000	NR	Genesee & Wyoming Inc., (Cost - $398,038, acquired 4/5/24), 7.301% (3-Month CME Term SOFR + 2.000%) due 4/10/31(c)(d)	401,364
356,954	NR	Grifols Worldwide Operations Ltd., (Cost - $348,150, acquired 12/14/22), 7.538% (3-Month CME Term SOFR + 2.000%) due 11/15/27(c)(d)	354,924
555,763	NR	Harbor Freight Tools USA Inc., (Cost - $549,723, acquired 5/3/23), 8.220% (1-Month CME Term SOFR + 2.750%) due 10/19/27(c)(d)	556,666
341,533	NR	Jazz Pharmaceuticals Public Limited Co., (Cost - $342,341, acquired 1/19/24), 8.444% (1-Month CME Term SOFR + 3.000%) due 5/5/28(c)(d)	344,762
354,600	NR	Light and Wonder International Inc., (Cost - $355,738, acquired 1/16/24), 8.070% (1-Month CME Term SOFR + 2.750%) due 4/14/29(c)(d)	356,955
239,423	NR	Nexstar Media Inc., (Cost - $238,821, acquired 8/16/19), 7.970% (1-Month CME Term SOFR + 2.500%) due 9/18/26(c)(d)	240,321
91,588	NR	PCI Gaming Authority, (Cost - $91,726, acquired 5/15/19), 7.970% (1-Month CME Term SOFR + 2.500%) due 5/29/26(c)(d)	92,058
451,320	NR	Peraton Corp., (Cost - $444,848, acquired 12/14/22), 9.206% (1-Month CME Term SOFR + 3.750%) due 2/1/28(c)(d)	452,439
136,728	NR	Quikrete Holdings Inc., (Cost - $136,999, acquired 4/12/24), 7.579% (1-Month CME Term SOFR + 2.250%) due 3/19/29(c)(d)	137,370
375,000	NR	Rocket Software Inc., 10.079% (1-Month CME Term SOFR+ 4.750%) due 11/28/28(d)	377,175
247,500	NR	Sedgwick Claims Management Services Inc., (Cost - $245,431, acquired 6/12/23), 9.106% (1-Month CME Term SOFR + 3.750%) due 2/24/28(c)(d)	249,063
200,000	NR	Setanta Aircraft Leasing DAC, (Cost - $200,764, acquired 5/14/24), 7.072% (3-Month CME Term SOFR + 1.750%) due 11/5/28(c)(d)	201,031
470,000	NR	Sotera Health Holdings LLC, (Cost - $467,650, acquired 5/23/24) due 5/23/31(c)(n)	468,973
387,891	NR	UFC Holdings LLC, (Cost - $390,800, acquired 4/30/19), 8.399% (3-Month CME Term SOFR + 2.750%) due 4/29/26(c)(d)	389,567
143,917	NR	VFH Parent LLC, (Cost - $143,737, acquired 1/7/22), 8.456% (1-Month CME Term SOFR + 3.000%) due 1/13/29(c)(d)	144,479
430,000	NR	Virgin Media Bristol LLC, (Cost - $429,048, acquired 4/30/19), 7.976% (1-Month CME Term SOFR + 2.500%) due 1/31/28(c)(d)	419,170

		TOTAL SENIOR LOANS
		(Cost - $17,499,710)	17,587,181

MUNICIPAL BONDS - 0.2%
California - 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	238,694
100,000	AA-	California State University, Revenue Bonds, Series B, 5.183% due 11/1/53	96,670
205,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	226,052
200,000	AA-	State of California, GO, 5.750% due 10/1/31	208,635
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	21,729
266,000	AA	Series AQ, 4.767% due 5/15/15	226,856
90,000	AA	Series BF, 2.650% due 5/15/50	57,076

		Total California	1,075,712

Connecticut - 0.0%@
300,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	314,634

Illinois - 0.0%@
150,000	A+	Chicago O’Hare International Airport, Revenue Bonds, 4.472% due 1/1/49	136,064
250,000	A-	State of Illinois, GO, 5.100% due 6/1/33	245,159

		Total Illinois	381,223

Minnesota - 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	220,213

New Jersey - 0.1%
310,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	312,071
85,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	92,344

		Total New Jersey	404,415

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
MUNICIPAL BONDS - 0.2% - (continued)
New York - 0.0%@
$ 100,000		AA	City of New York, GO, 5.263% due 10/1/52	$100,514
150,000		AA-	Port Authority of New York & New Jersey, Revenue Bonds, 5.072% due 7/15/53	143,933

			Total New York	244,447

			TOTAL MUNICIPAL BONDS (Cost - $2,886,082)	2,640,644

Shares/Units
COMMON STOCK - 0.0%@
Telecommunications - 0.0%@
11,289			Intelsat SA*(i) (Cost - $848,528)	414,306

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,806,043,281)	1,717,352,728

Face Amount†
SHORT-TERM INVESTMENTS - 5.6%
TIME DEPOSITS - 3.2%
609,738	AUD		ANZ National Bank - Hong Kong, 2.940% due 6/3/24	405,659
1,452,078	EUR		BBH - New York, 2.800% due 6/3/24	1,575,287
$53,748,755			Citibank - New York, 4.680% due 6/3/24	53,748,755
16,762			JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	16,762
113,690	GBP		Royal Bank of Canada - London, 4.160% due 6/3/24	144,875
			Sumitomo Mitsui Banking Corp. - Tokyo:
16,480,625	JPY		(0.120)% due 6/3/24	104,795
515,573			4.680% due 6/3/24	515,573

			TOTAL TIME DEPOSITS (Cost - $56,511,706)	56,511,706

U.S. GOVERNMENT OBLIGATIONS - 2.4%
			U.S. Treasury Bills:
9,620,000			5.282% due 6/6/24(o)	9,615,842
17,000,000			5.304% due 6/27/24(o)	16,940,262
17,000,000			5.298% due 7/5/24(o)	16,920,440

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $43,476,544)	43,476,544

			TOTAL SHORT-TERM INVESTMENTS (Cost - $99,988,250)	99,988,250

			TOTAL INVESTMENTS IN SECURITIES (Cost - $1,906,031,531)	1,817,340,978

			TOTAL INVESTMENTS IN PURCHASED OPTIONS 0.0% (Cost - $140,127)	22,356

			TOTAL INVESTMENTS - 102.7% (Cost - $1,906,171,658)	1,817,363,334

			Liabilities in Excess of Other Assets - (2.7)%	(47,398,373)

			TOTAL NET ASSETS - 100.0%	$1,769,964,961

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $304,108,315 and represents 17.2% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2024, amounts to $54,824,161 and represents 3.1% of net assets.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2024.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Rating by Fitch Ratings Service.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Security is currently in default.
(i)	Illiquid security.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Principal only security.
(l)	Interest only security.
(m)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2024.
(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2024, the Fund held Level 3 securities in the amount of $0, representing 0.0% of net assets.

At May 31, 2024, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$ 1,906,171,658	$ 22,186,117	$ (110,169,120)	$ (87,983,003)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
GO	—	General Obligation
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PAM	—	Paid at Maturity
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	30.0%
Mortgage-Backed Securities	27.7
U.S. Government Agencies & Obligations	19.9
Collateralized Mortgage Obligations	10.9
Sovereign Bonds	3.7
Asset-Backed Securities	1.2
Senior Loans	1.0
Municipal Bonds	0.1
Common Stock	0.0	*
Purchased Options	0.0	*
Short-Term Investments	5.5

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

During the period ended May 31, 2024, the transactions with affiliated issuers for the Core Fixed Income Fund were as follows:

Core Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Loss on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of May 31, 2024
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.039% due 11/15/46	$497,004	$—	$(500,000)	$(13,418)	$16,414	$1,515	$—
Series 2016-C28, Class A3, 3.272% due 1/15/49	481,365	—	(493,592)	(49,375)	61,602	5,958	—

Total	$978,369	$—	$(993,592)	$(62,793)	$78,016	$7,473	$—

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2024, Core Fixed Income Fund held the following Options Contracts Purchased:

Currency Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
3,100,000	$3,100,000	OTC U.S. Dollar versus Brazilian Real, Put	CITI	6/14/24	BRL 5.19	$9,356

Option on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
416	$99,216,000	1-Year Mid-Curve SOFR Futures, Call	GSC	6/14/24	$95.88	$13,000

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $140,127)				$22,356

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2024, Core Fixed Income Fund held the following Options Contracts Written:

Currency Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
2,188,993	$2,188,993	OTC U.S. Dollar versus Mexican Peso, Put	CITI	6/3/24	MXN 16.80	$2,054

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
50	$11,851,875	3-Month SOFR Futures, Call	GSC	9/13/24	$96.88	$938
416	99,216,000	3-Month SOFR Futures, Call	GSC	6/13/25	$97.00	91,000

		Total Options on Futures				$91,938

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $158,133)				$93,992

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2024, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	38	3/25	$9,067,170	$9,027,850	$(39,320)
3-Month SOFR Futures	330	3/26	79,242,925	79,022,625	(220,300)
U.S. Treasury 2-Year Note Futures	735	9/24	149,886,012	149,721,798	(164,214)
U.S. Treasury 5-Year Note Futures	406	9/24	43,071,321	42,953,531	(117,790)
U.S. Treasury 10-Year Note Futures	1,110	9/24	121,094,219	120,764,531	(329,688)
U.S. Treasury Ultra Long Bond Futures	258	9/24	32,055,306	31,588,875	(466,431)
U.S. Ultra Long Bond Futures	39	9/24	4,380,188	4,369,219	(10,969)
United Kingdom Treasury 10-Year Gilt Futures	48	9/24	5,926,412	5,891,547	(34,865)

					(1,383,577)

Contracts to Sell:
3-Month SOFR Futures	48	6/24	11,348,916	11,358,000	(9,084)
Euro-Bobl Futures	100	9/24	12,514,830	12,518,085	(3,255)
Euro-Bund Futures	87	9/24	12,259,271	12,267,765	(8,494)
Japan Government 10-Year Bond Futures	9	6/24	8,300,512	8,183,067	117,445
U.S. Treasury 5-Year Note Futures	332	9/24	35,182,414	35,124,562	57,852
U.S. Treasury Long Bond Futures	169	9/24	19,773,499	19,614,562	158,937
U.S. Ultra Long Bond Futures	38	9/24	4,280,501	4,257,188	23,313

					336,714

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(1,046,863)

At May 31, 2024, Core Fixed Income Fund had deposited cash of $7,241,022 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2024, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	13,625,708	USD	8,903,910	CITI	$9,077,415	7/19/24	$173,505
Brazilian Real	29,140,000	USD	5,688,773	CITI	5,523,856	7/19/24	(164,917)
Brazilian Real	6,200,000	USD	1,202,459	CITI	1,175,288	7/19/24	(27,171)
Brazilian Real	4,660,000	USD	893,045	CITI	884,695	7/2/24	(8,350)
Brazilian Real	3,450,000	USD	663,851	CITI	656,986	6/4/24	(6,865)
Brazilian Real	1,120,000	USD	218,441	CITI	212,631	7/2/24	(5,810)
Brazilian Real	1,120,000	USD	216,718	CITI	213,282	6/4/24	(3,436)
Brazilian Real	1,150,000	USD	221,284	CITI	218,996	6/4/24	(2,288)
Brazilian Real	4,660,000	USD	889,042	CITI	887,408	6/4/24	(1,634)
Brazilian Real	1,120,000	USD	213,675	CITI	213,282	6/4/24	(393)
Brazilian Real	60,000	USD	11,545	CITI	11,426	6/4/24	(119)
British Pound	190,000	USD	235,989	CITI	242,173	7/19/24	6,184
British Pound	190,000	USD	235,271	CITI	242,172	7/19/24	6,901
Canadian Dollar	727,188	USD	532,002	CITI	534,141	7/19/24	2,139
Canadian Dollar	3,120,000	USD	2,268,464	CITI	2,291,732	7/19/24	23,268
Euro	80,000	USD	85,332	CITI	86,969	7/19/24	1,637
Euro	1,320,000	USD	1,409,238	CITI	1,434,990	7/19/24	25,752
Euro	490,000	USD	535,947	GSC	532,150	6/28/24	(3,797)
Euro	955,000	USD	1,038,276	GSC	1,037,151	6/28/24	(1,125)
Euro	2,800,000	USD	2,992,780	GSC	3,040,860	6/28/24	48,080
Japanese Yen	1,340,697,380	USD	8,898,680	CITI	8,585,311	7/19/24	(313,369)
Norwegian Krone	22,551,645	USD	2,066,645	CITI	2,150,997	7/19/24	84,352

							(167,456)

Contracts to Sell:
Australian Dollar	640,000	USD	424,805	CITI	426,367	7/19/24	(1,562)
Australian Dollar	610,000	USD	405,561	CITI	406,380	7/19/24	(819)
Australian Dollar	400,000	USD	267,502	CITI	266,479	7/19/24	1,023
Australian Dollar	870,000	USD	580,694	CITI	579,592	7/19/24	1,102
Australian Dollar	800,000	USD	534,666	CITI	532,958	7/19/24	1,708
Australian Dollar	3,710,000	USD	2,429,494	GSC	2,470,040	6/28/24	(40,546)
Brazilian Real	6,449,394	USD	1,219,333	CITI	1,226,365	6/18/24	(7,032)
Brazilian Real	60,000	USD	11,447	CITI	11,426	6/4/24	21
Brazilian Real	1,120,000	USD	213,675	CITI	213,282	6/4/24	393
Brazilian Real	1,150,000	USD	219,399	CITI	218,996	6/4/24	403
Brazilian Real	3,450,000	USD	658,196	CITI	656,986	6/4/24	1,210
Brazilian Real	1,120,000	USD	219,092	CITI	213,282	6/4/24	5,810
Brazilian Real	4,660,000	USD	895,465	CITI	887,408	6/4/24	8,057
British Pound	2,768,520	USD	3,473,158	CITI	3,528,728	7/19/24	(55,570)
British Pound	560,000	USD	699,742	CITI	713,770	7/19/24	(14,028)
British Pound	280,000	USD	350,233	CITI	356,885	7/19/24	(6,652)
British Pound	280,000	USD	350,697	CITI	356,885	7/19/24	(6,188)
British Pound	4,345,000	USD	5,527,101	GSC	5,537,515	6/28/24	(10,414)
Canadian Dollar	1,310,000	USD	960,880	CITI	962,234	7/19/24	(1,354)
Canadian Dollar	1,870,000	USD	1,372,674	CITI	1,373,570	7/19/24	(896)
Canadian Dollar	670,000	USD	491,481	CITI	492,135	7/19/24	(654)
Chinese Offshore Renminbi	23,253,932	USD	3,217,290	CITI	3,212,379	7/19/24	4,911
Euro	4,710,610	USD	5,033,358	CITI	5,120,969	7/19/24	(87,611)
Euro	1,000,000	USD	1,076,944	CITI	1,087,114	7/19/24	(10,170)
Euro	310,000	USD	334,281	GSC	336,667	6/28/24	(2,386)
Euro	40,965,000	USD	44,650,007	GSC	44,488,875	6/28/24	161,132
Japanese Yen	495,030,000	USD	3,243,096	CITI	3,169,982	7/19/24	73,114
Malaysian Ringgit	6,440,000	USD	1,369,339	GSC	1,370,284	6/28/24	(945)
Mexican Peso	85,439,986	USD	5,116,197	CITI	4,999,070	7/19/24	117,127
Norwegian Krone	10,280,000	USD	952,849	CITI	980,516	7/19/24	(27,667)
Norwegian Krone	12,270,000	USD	1,152,863	CITI	1,170,324	7/19/24	(17,461)

							84,056

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(83,400)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2024, Core Fixed Income Fund held the following OTC Interest Rate Swap Contract:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Pay	BRL-CDI-Compounded	10.238%	1/2/29	PAM	CITI	BRL	48,580,000	$(650,872)	$—	$(650,872)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2024, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	2.600%	2/15/48	12-Month	USD	4,007,000	$896,829	$316,204	$580,625
Receive	SOFR	3.050%	2/15/48	12-Month	USD	6,560,000	1,014,314	283,232	731,082
Receive	SOFR	3.150%	5/15/48	12-Month	USD	6,687,000	894,632	412,386	482,246
Receive	SOFR	3.870%	2/28/31	12-Month	USD	31,547,000	599,426	(85,781)	685,207
Receive	SOFR	4.200%	4/30/31	12-Month	USD	4,033,000	(14,397)	(5,612)	(8,785)

							$3,390,804	$920,429	$2,470,375

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2024, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swap on Index - Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/24(2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America High Yield Series 42 5-Year Index, NR	(5.000)%	6/20/29	3-Month	3.356%	USD	2,553,400	$(197,167)	$(178,738)	$(18,429)

Centrally Cleared - Credit Default Swap on Index - Sell Protection (4)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/24(2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America Investment Grade Series 42 5-Year Index, NR	1.000%	6/20/29	3-Month	0.501%	USD	36,788,000	$896,586	$806,217	$90,369

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At May 31, 2024, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $1,737,990 for open centrally cleared swap contracts.

At May 31, 2024, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $500,000 for open centrally cleared OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
USD	—	United States Dollar

Counterparty Abbreviations used in this schedule:

CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.

See pages 269-271 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8%
Advertising - 0.1%
$ 200,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	$164,460

Aerospace/Defense - 1.0%
190,000	BB	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(a)	193,053
		Bombardier Inc., Senior Unsecured Notes:
206,000	B	7.875% due 4/15/27(a)	206,348
230,000	B	8.750% due 11/15/30(a)	247,132
210,000	B	7.250% due 7/1/31(a)	214,669
		TransDigm Inc., Senior Secured Notes:
300,000	B+	6.750% due 8/15/28(a)	303,868
100,000	B+	7.125% due 12/1/31(a)	102,699
40,000	B+	6.625% due 3/1/32(a)	40,164

		Total Aerospace/Defense	1,307,933

Agriculture - 0.1%
140,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 6.000% due 6/15/30(a)	136,518

Airlines - 2.8%
350,000	BBB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	332,322
		American Airlines Inc., Senior Secured Notes:
770,000	BB-	7.250% due 2/15/28(a)	769,336
240,000	BB	8.500% due 5/15/29(a)	247,717
431,000	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	416,606
553,428	B2(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	510,810
130,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	130,204
432,747	Caa2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	325,591
105,840	A-	United Airlines Class B Pass Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	104,025
		United Airlines Inc., Senior Secured Notes:
106,000	BB+	4.375% due 4/15/26(a)	102,212
465,000	BB+	4.625% due 4/15/29(a)	430,157
		VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Unsecured Notes:
80,000	B-	7.875% due 5/1/27(a)	72,503
80,000	B-	9.500% due 6/1/28(a)	72,927
150,000	B-	6.375% due 2/1/30(a)	120,562

		Total Airlines	3,634,972

Auto Manufacturers - 1.4%
		Ford Motor Co., Senior Unsecured Notes:
110,000	BBB-	3.250% due 2/12/32	90,342
10,000	BBB-	6.100% due 8/19/32	9,961
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
410,000	BBB-	7.350% due 3/6/30	431,739
550,000	BBB-	4.000% due 11/13/30	486,975
150,000	B+	JB Poindexter & Co., Inc., Senior Unsecured Notes, 8.750% due 12/15/31(a)	153,842
565,000	B-	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	573,893

		Total Auto Manufacturers	1,746,752

Auto Parts & Equipment - 0.9%
150,000	B+	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	136,757
190,000	CCC	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	164,363
160,000	B	Garrett Motion Holdings Inc./Garrett LX I Sarl, Company Guaranteed Notes, 7.750% due 5/31/32(a)	161,110
192,000	B	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28	186,027
		ZF North America Capital Inc., Company Guaranteed Notes:
150,000	BB+	7.125% due 4/14/30(a)	154,695
403,000	BB+	6.875% due 4/23/32(a)	412,543

		Total Auto Parts & Equipment	1,215,495

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Banks - 2.8%
$ 200,000	BBB-	Banco Santander SA, Junior Subordinated Notes, 9.625% (5-Year CMT Index + 5.298%)(c)(d)	$219,878
250,000	BBB-	Bank of Nova Scotia(The), Junior Subordinated Notes, 8.000% (5-Year CMT Index + 4.017%) due 1/27/84(c)	255,470
230,000	BB-	Barclays PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	230,392
		BNP Paribas SA, Junior Subordinated Notes:
200,000	BBB-	7.375% (5-Year USD Swap Rate + 5.150%)(a)(c)(d)	200,635
200,000	BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(c)(d)	205,171
180,000	BB+	Citigroup Inc., Junior Subordinated Notes, 7.200% (5-Year CMT Index + 2.905%)(c)(d)	183,781
400,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	408,741
250,000	A+	Credit Suisse AG, Senior Unsecured Notes, 3.625% due 9/9/24	248,622
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	WR(b)	(Cost - $228,369, acquired 4/15/20), 6.375% (5-Year CMT Index + 4.822%)#(a)(c)(d)(e)(f)	—
200,000	WR(b)	(Cost - $205,250, acquired 2/19/19), 7.500% (5-Year USD Swap Rate + 4.600%)#(a)(c)(d)(e)(f)	—
200,000	WD(h)	(Cost - $200,000, acquired 6/16/22), 9.750% (5-Year CMT Index + 6.383%)#(a)(c)(d)(e)(f)	—
360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(c)	303,973
400,000	BB-	Lloyds Banking Group PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 3.913%)(c)(d)	404,485
200,000	BBB	Toronto-Dominion Bank (The), Junior Subordinated Notes, 8.125% (5-Year CMT Index + 4.075%) due 10/31/82(c)	207,809
220,000	BB	UBS Group AG, Junior Subordinated Notes, 7.750% (5-Year USD SOFR ICE Swap Rate + 4.160%)(a)(c)(d)	223,090
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	488,283

		Total Banks	3,580,330

Beverages - 0.1%
188,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	173,928

Building Materials - 0.8%
190,000	BB-	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(a)	189,137
130,000	B-	MIWD Holdco II LLC/MIWD Finance Corp., Company Guaranteed Notes, 5.500% due 2/1/30(a)	118,932
		Smyrna Ready Mix Concrete LLC, Senior Secured Notes:
180,000	BB-	6.000% due 11/1/28(a)	173,898
100,000	BB-	8.875% due 11/15/31(a)	105,373
252,000	BB	Standard Industries Inc., Senior Unsecured Notes, 5.000% due 2/15/27(a)	244,463
190,000	BB+	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	183,147

		Total Building Materials	1,014,950

Chemicals - 1.1%
371,000	BB-	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	318,848
160,000	B-	LSF11 A5 HoldCo LLC, Senior Unsecured Notes, 6.625% due 10/15/29(a)	151,049
215,000	BB	Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27	207,882
362,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	342,430
315,000	B-	Olympus Water US Holding Corp., Senior Secured Notes, 9.750% due 11/15/28(a)	335,128
191,000	CCC	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	80,933

		Total Chemicals	1,436,270

Coal - 0.1%
152,000	BB	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	155,900

Commercial Services - 5.8%
145,000	BB	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	139,163
9,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes, 6.625% due 7/15/26(a)	9,002
630,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes, 4.625% due 6/1/28(a)	568,453
310,000	BB-	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 5.375% due 3/1/29(a)	283,150
265,000	BB+	Block Inc., Senior Unsecured Notes, 6.500% due 5/15/32(a)	267,219
510,000	BB	Boost Newco Borrower LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	528,980
130,000	B	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	115,448
380,000	BB-	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29	396,993
432,000	CCC	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(a)	403,070

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Commercial Services - 5.8% - (continued)
		Garda World Security Corp., Senior Unsecured Notes:
$ 340,000	CCC+	9.500% due 11/1/27(a)	$340,564
119,000	CCC+	6.000% due 6/1/29(a)	107,145
		GEO Group Inc.(The):
320,000	B	Company Guaranteed Notes, 10.250% due 4/15/31(a)	337,010
130,000	BB	Senior Secured Notes, 8.625% due 4/15/29(a)	133,880
415,000	B	Hertz Corp.(The), Company Guaranteed Notes, 4.625% due 12/1/26(a)	319,712
49,000	B3(b)	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	48,543
233,000	CCC	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(a)	214,616
360,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	365,729
320,000	CCC+	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	190,988
		Prime Security Services Borrower LLC/Prime Finance Inc.:
210,000	B	Secured Notes, 6.250% due 1/15/28(a)	206,650
231,000	BB	Senior Secured Notes, 3.375% due 8/31/27(a)	212,181
374,000	BB-	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	350,559
120,000	B-	RR Donnelley & Sons Co., Secured Notes, 9.750% due 7/31/28(a)	130,950
182,000	B	Sotheby’s, Senior Secured Notes, 7.375% due 10/15/27(a)	159,201
200,000	B	Sotheby’s/Bidfair Holdings Inc., Senior Secured Notes, 5.875% due 6/1/29(a)	157,112
290,000	BB	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	255,891
		United Rentals North America Inc., Company Guaranteed Notes:
230,000	BB+	5.250% due 1/15/30	220,980
170,000	BB+	3.875% due 2/15/31	149,734
749,000	B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	722,291
315,000	B-	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	132,678
100,000	B+	ZipRecruiter Inc., Senior Unsecured Notes, 5.000% due 1/15/30(a)	86,650

		Total Commercial Services	7,554,542

Computers - 1.6%
515,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	475,891
191,000	B	Fortress Intermediate 3 Inc., Senior Secured Notes, 7.500% due 6/1/31(a)	193,578
650,000	CCC+	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(a)	601,705
190,000	B+	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	205,210
211,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	195,895
210,000	BB	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	192,407
220,000	B	Vericast Corp., Senior Secured Notes, 11.000% due 9/15/26(a)	237,050

		Total Computers	2,101,736

Cosmetics/Personal Care - 0.2%
268,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	244,217

Distribution/Wholesale - 0.5%
68,363	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(i)	76,396
110,000	B+	Gates Corp.(The), Senior Unsecured Notes, 6.875% due 7/1/29(a)	111,127
160,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	143,305
271,000	B+	Windsor Holdings III LLC, Senior Secured Notes, 8.500% due 6/15/30(a)	283,464

		Total Distribution/Wholesale	614,292

Diversified Financial Services - 5.3%
369,300	NR	Accelerate360 Holdings LLC, Secured Notes, 8.000% due 3/1/28(a)	382,879
150,000	BB+	AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(c)	149,091
263,000	B	AG Issuer LLC, Senior Secured Notes, 6.250% due 3/1/28(a)	256,021
435,000	BB+	Ally Financial Inc., Subordinated Notes, 6.700% due 2/14/33	434,863
534,000	BB-	Bread Financial Holdings Inc., Company Guaranteed Notes, 9.750% due 3/15/29(a)	559,737
		Burford Capital Global Finance LLC, Company Guaranteed Notes:
724,000	BB-	6.250% due 4/15/28(a)	704,026
240,000	BB-	9.250% due 7/1/31(a)	252,126
110,000	BBB-	Charles Schwab Corp.(The), Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.079%)(c)(d)	91,736
640,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	517,639

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Diversified Financial Services - 5.3% - (continued)
$ 180,000	BB-	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	$143,302
335,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 9.250% due 12/15/28(a)	354,033
235,000	Baa3(b)	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(a)	236,851
		Enova International Inc., Company Guaranteed Notes:
272,000	B-	8.500% due 9/15/25(a)	272,812
145,000	B-	11.250% due 12/15/28(a)	155,522
390,106	B2(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(i)	371,439
200,000	BB-	goeasy Ltd., Senior Unsecured Notes, 7.625% due 7/1/29(a)	203,598
		Jane Street Group/JSG Finance Inc., Senior Secured Notes:
200,000	BB	4.500% due 11/15/29(a)	185,555
405,000	BB	7.125% due 4/30/31(a)	412,449
303,000	B1(b)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	283,595
		OneMain Finance Corp., Company Guaranteed Notes:
231,000	BB	5.375% due 11/15/29	214,990
115,000	BB	7.500% due 5/15/31	115,152
		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes:
360,000	BB	3.875% due 3/1/31(a)	311,437
120,000	BB	4.000% due 10/15/33(a)	99,733
130,000	BB-	StoneX Group Inc., Senior Secured Notes, 7.875% due 3/1/31(a)	133,136

		Total Diversified Financial Services	6,841,722

Electric - 2.8%
343,000	BB+	Atlantica Sustainable Infrastructure PLC, Company Guaranteed Notes, 4.125% due 6/15/28(a)	335,084
523,000	B+	Calpine Corp., Senior Unsecured Notes, 5.000% due 2/1/31(a)	483,426
245,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	208,719
		NextEra Energy Operating Partners LP:
220,000	BB	Company Guaranteed Notes, 4.500% due 9/15/27(a)	207,297
305,000	BB	Senior Unsecured Notes, 7.250% due 1/15/29(a)	312,469
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	170,774
290,000	BB	5.250% due 6/15/29(a)	276,695
202,000	BB	3.625% due 2/15/31(a)	173,268
435,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	399,096
90,000	BB+	TransAlta Corp., Senior Unsecured Notes, 7.750% due 11/15/29	93,655
		Vistra Operations Co. LLC:
		Company Guaranteed Notes:
170,000	BB	7.750% due 10/15/31(a)	176,645
320,000	BB	6.875% due 4/15/32(a)	322,216
546,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	511,042

		Total Electric	3,670,386

Electrical Components & Equipment - 0.3%
		EnerSys, Company Guaranteed Notes:
335,000	BB+	4.375% due 12/15/27(a)	316,451
29,000	BB+	6.625% due 1/15/32(a)	29,254

		Total Electrical Components & Equipment	345,705

Electronics - 0.9%
440,000	B	EquipmentShare.com Inc., Secured Notes, 8.625% due 5/15/32(a)	455,005
370,000	BB-	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	345,491
380,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	344,540

		Total Electronics	1,145,036

Energy - Alternate Sources - 0.2%
50,000	NR	NextEra Energy Partners LP, Company Guaranteed Notes, 2.500% due 6/15/26(a)	45,566
260,000	B1(b)	Sunnova Energy Corp., Company Guaranteed Notes, 5.875% due 9/1/26(a)	184,755

		Total Energy - Alternate Sources	230,321

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Engineering & Construction - 0.9%
$ 282,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	$278,619
150,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	135,035
290,000	CCC+	Tutor Perini Corp., Company Guaranteed Notes, 11.875% due 4/30/29(a)	309,900
439,000	B	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	417,870

		Total Engineering & Construction	1,141,424

Entertainment - 2.5%
478,000	CCC	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	216,769
330,000	B-	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a)	243,558
555,000	B+	Banijay Entertainment SASU, Senior Secured Notes, 8.125% due 5/1/29(a)	567,789
154,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	141,959
		Caesars Entertainment Inc.:
375,000	B-	Company Guaranteed Notes, 4.625% due 10/15/29(a)	339,094
		Senior Secured Notes:
230,000	BB-	7.000% due 2/15/30(a)	232,637
217,000	BB-	6.500% due 2/15/32(a)	215,157
130,000	NR	DraftKings Holdings Inc., Company Guaranteed Notes, zero coupon due 3/15/28	105,170
		Mohegan Tribal Gaming Authority:
45,000	CCC+	Company Guaranteed Notes, 13.250% due 12/15/27(a)	50,933
113,000	B-	Secured Notes, 8.000% due 2/1/26(a)	106,256
240,000	B	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(a)	246,710
443,000	B+	SeaWorld Parks & Entertainment Inc., Company Guaranteed Notes, 5.250% due 8/15/29(a)	414,473
107,000	BB	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	101,317
290,000	BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	297,971

		Total Entertainment	3,279,793

Environmental Control - 1.1%
90,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 6.375% due 2/1/31(a)	89,933
425,000	B	Enviri Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	403,401
200,000	BB	GFL Environmental Inc., Senior Secured Notes, 6.750% due 1/15/31(a)	204,273
320,000	B	MadisonQ LLC, Senior Secured Notes, 4.125% due 6/30/28(a)	296,696
		Reworld Holding Corp., Company Guaranteed Notes:
240,000	B	4.875% due 12/1/29(a)	218,903
243,000	B	5.000% due 9/1/30	219,182

		Total Environmental Control	1,432,388

Food - 1.2%
372,000	BB+	Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes, 5.875% due 2/15/28(a)	365,839
860,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	636,529
131,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	129,280
347,000	BB	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	338,667
152,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	132,337

		Total Food	1,602,652

Forest Products & Paper - 0.3%
450,000	CCC	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	365,962

Healthcare - Products - 1.0%
		Medline Borrower LP:
537,000	B+	Senior Secured Notes, 3.875% due 4/1/29(a)	489,410
230,000	B-	Senior Unsecured Notes, 5.250% due 10/1/29(a)	216,905
265,000	B+	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	265,393
320,000	BB-	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(a)	318,225

		Total Healthcare - Products	1,289,933

Healthcare - Services - 1.9%
110,000	NR	Akumin Inc., Senior Secured Notes, 9.000% (8.000 % cash until 11/1/25 then 9.000 % cash or 8.000% cash and 2.000% PIK until 5/1/27 then 9.000% cash until 8/1/27) due 8/1/27(a)(i)	91,984

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Healthcare - Services - 1.9% - (continued)
		CHS/Community Health Systems Inc.:
		Secured Notes:
$ 120,000	CCC-	6.875% due 4/15/29(a)	$94,030
60,000	CCC-	6.125% due 4/1/30(a)	42,842
		Senior Secured Notes:
370,000	B-	5.250% due 5/15/30(a)	307,475
340,000	B-	10.875% due 1/15/32(a)	351,642
110,000	BBB-	HCA Inc., Company Guaranteed Notes, 7.500% due 11/15/95	120,884
		LifePoint Health Inc., Senior Secured Notes:
320,000	B	9.875% due 8/15/30(a)	342,381
120,000	B	11.000% due 10/15/30(a)	132,181
310,000	BB	Molina Healthcare Inc., Senior Unsecured Notes, 3.875% due 11/15/30(a)	270,529
366,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	366,325
240,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.250% due 6/1/29	222,204
115,500	CCC+	US Renal Care Inc., Senior Secured Notes, 10.625% due 6/28/28(a)	102,218

		Total Healthcare - Services	2,444,695

Holding Companies - Diversified - 0.2%
200,000	BB+	Stena International SA, Senior Secured Notes, 7.250% due 1/15/31(a)	203,685

Home Builders - 0.6%
210,000	B	Empire Communities Corp., Senior Unsecured Notes, 9.750% due 5/1/29(a)	214,462
		Forestar Group Inc., Company Guaranteed Notes:
120,000	BB-	3.850% due 5/15/26(a)	114,534
120,000	BB-	5.000% due 3/1/28(a)	114,780
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB+	5.250% due 12/15/27(a)	194,616
130,000	BB+	4.625% due 3/1/30(a)	118,909

		Total Home Builders	757,301

Insurance - 1.3%
165,000	B-	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes, 7.125% due 5/15/31(a)	166,847
248,006	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK) due 10/15/25(a)(i)	248,585
350,000	B	Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes, 7.250% due 2/15/31(a)	347,698
327,000	B-	Jones Deslauriers Insurance Management Inc., Senior Secured Notes, 8.500% due 3/15/30(a)	343,594
210,000	B	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(a)	211,904
385,000	BB-	Ryan Specialty LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	355,678

		Total Insurance	1,674,306

Internet - 1.4%
200,000	B	Acuris Finance US Inc./Acuris Finance Sarl, Senior Secured Notes, 5.000% due 5/1/28(a)	181,990
210,000	B+	Cogent Communications Group Inc., Company Guaranteed Notes, 7.000% due 6/15/27(a)	209,010
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	101,883
198,000	BB-	7.125% due 9/30/30(a)	201,475
419,000	B-	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	377,740
490,000	B-	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	445,733
		Match Group Holdings II LLC, Senior Unsecured Notes:
220,000	BB	4.625% due 6/1/28(a)	203,911
140,000	BB	3.625% due 10/1/31(a)	116,708

		Total Internet	1,838,450

Iron/Steel - 1.2%
219,000	B+	ATI Inc., Senior Unsecured Notes, 4.875% due 10/1/29	204,870
		Cleveland-Cliffs Inc.:
255,000	Ba3(b)	Company Guaranteed Notes, 4.625% due 3/1/29(a)	239,721
48,000	B	Senior Unsecured Notes, 6.250% due 10/1/40	40,733
350,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	308,557
		Mineral Resources Ltd., Senior Unsecured Notes:
268,000	Ba3(b)	8.125% due 5/1/27(a)	271,005

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Iron/Steel - 1.2% - (continued)
$ 273,000	Ba3(b)	9.250% due 10/1/28(a)	$287,517
239,000	Ba3(b)	8.500% due 5/1/30(a)	247,709

		Total Iron/Steel	1,600,112

Leisure Time - 5.5%
		Carnival Corp.:
		Company Guaranteed Notes:
796,000	BB-	5.750% due 3/1/27(a)	781,874
749,000	BB-	6.000% due 5/1/29(a)	733,233
460,000	BB-	10.500% due 6/1/30(a)	500,301
120,000	BB+	Senior Secured Notes, 7.000% due 8/15/29(a)	123,344
150,000	BB-	Carnival Holdings Bermuda Ltd., Company Guaranteed Notes, 10.375% due 5/1/28(a)	162,499
		NCL Corp., Ltd.:
		Senior Secured Notes:
270,000	BB-	5.875% due 2/15/27(a)	266,276
270,000	BB	8.375% due 2/1/28(a)	281,991
230,000	BB	8.125% due 1/15/29(a)	240,452
		Senior Unsecured Notes:
814,000	B	3.625% due 12/15/24(a)	803,407
724,000	B	7.750% due 2/15/29(a)	744,156
180,000	B	NCL Finance Ltd., Company Guaranteed Notes, 6.125% due 3/15/28(a)	176,315
		Royal Caribbean Cruises Ltd.:
490,000	BB+	Company Guaranteed Notes, 7.250% due 1/15/30(a)	506,671
		Senior Unsecured Notes:
341,000	BB+	4.250% due 7/1/26(a)	328,896
400,000	BB+	6.250% due 3/15/32(a)	398,556
		Viking Cruises Ltd.:
64,000	B+	Company Guaranteed Notes, 5.875% due 9/15/27(a)	62,574
		Senior Unsecured Notes:
379,000	B+	7.000% due 2/15/29(a)	379,350
420,000	B+	9.125% due 7/15/31(a)	451,911
200,000	BB	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	192,340

		Total Leisure Time	7,134,146

Lodging - 2.0%
420,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	397,669
165,000	B+	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, Company Guaranteed Notes, 4.875% due 7/1/31(a)	145,035
		Melco Resorts Finance Ltd., Senior Unsecured Notes:
620,000	BB-	5.375% due 12/4/29(a)	559,335
200,000	BB-	7.625% due 4/17/32(a)	197,849
245,000	B	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(a)	240,688
325,000	B+	Studio City Finance Ltd., Company Guaranteed Notes, 5.000% due 1/15/29(a)	283,241
		Travel + Leisure Co., Senior Secured Notes:
245,000	BB-	6.000% due 4/1/27	243,663
110,000	BB-	4.500% due 12/1/29(a)	100,252
		Wynn Macau Ltd., Senior Unsecured Notes:
200,000	BB-	5.500% due 1/15/26(a)	195,412
280,000	BB-	5.125% due 12/15/29(a)	251,718

		Total Lodging	2,614,862

Machinery - Construction & Mining - 0.2%
60,000	NR	Bloom Energy Corp., Senior Unsecured Notes, 3.000% due 6/1/29(a)	62,010
240,000	BB	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	222,075

		Total Machinery - Construction & Mining	284,085

Machinery - Diversified - 0.2%
88,000	BB	ATS Corp., Company Guaranteed Notes, 4.125% due 12/15/28(a)	79,657

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Machinery - Diversified - 0.2% - (continued)
$ 150,000	BB+	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	$150,026

		Total Machinery - Diversified	229,683

Media - 6.0%
		Altice Financing SA, Senior Secured Notes:
474,000	B-	5.000% due 1/15/28(a)	375,157
407,000	B-	5.750% due 8/15/29(a)	302,976
345,000	BB+	Belo Corp., Company Guaranteed Notes, 7.750% due 6/1/27	353,826
540,000	BB-	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	404,198
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
705,000	BB-	6.375% due 9/1/29(a)	660,539
160,000	BB-	4.750% due 2/1/32(a)	128,871
680,000	BB-	4.500% due 5/1/32	539,710
330,000	BB-	4.500% due 6/1/33(a)	255,128
170,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 3.700% due 4/1/51	103,868
		CSC Holdings LLC:
		Company Guaranteed Notes:
210,000	CCC+	11.250% due 5/15/28(a)	169,810
530,000	CCC+	11.750% due 1/31/29(a)	421,551
200,000	CCC+	6.500% due 2/1/29(a)	135,532
200,000	CCC+	4.500% due 11/15/31(a)	122,422
		Senior Unsecured Notes:
980,000	CCC-	5.750% due 1/15/30(a)	419,940
200,000	CCC-	4.625% due 12/1/30(a)	84,245
320,000	BB	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	300,680
		DISH DBS Corp.:
		Company Guaranteed Notes:
20,000	CCC-	5.875% due 11/15/24	19,070
500,000	CCC-	7.750% due 7/1/26	318,526
410,000	CCC	Senior Secured Notes, 5.750% due 12/1/28(a)	286,413
65,000	CC	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	41,920
180,000	B1(b)	Gannett Holdings LLC, Senior Secured Notes, 6.000% due 11/1/26(a)	170,613
230,000	B-	Gray Television Inc., Company Guaranteed Notes, 5.375% due 11/15/31(a)	127,463
170,000	B-	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)	94,132
222,000	BB-	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(c)	202,285
560,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 4.000% due 7/15/28(a)	500,795
327,000	BB-	Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(a)	292,161
50,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	55,292
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	151,874
		Univision Communications Inc., Senior Secured Notes:
388,000	B+	6.625% due 6/1/27(a)	375,632
120,000	B+	8.000% due 8/15/28(a)	118,312
112,000	B+	7.375% due 6/30/30(a)	106,118
207,000	B-	Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(a)	172,311

		Total Media	7,811,370

Metal Fabricate/Hardware - 0.3%
90,000	BB-	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(a)	90,048
80,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	76,578
230,000	B+	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	210,370

		Total Metal Fabricate/Hardware	376,996

Mining - 1.7%
700,000	B	First Quantum Minerals Ltd., Secured Notes, 9.375% due 3/1/29(a)	731,657
450,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.375% due 4/1/31(a)	400,003
320,000	BBB-	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	301,802

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Mining - 1.7% - (continued)
		Hudbay Minerals Inc., Company Guaranteed Notes:
$ 40,000	B	4.500% due 4/1/26(a)	$39,027
482,000	B	6.125% due 4/1/29(a)	475,776
229,000	B-	Taseko Mines Ltd., Senior Secured Notes, 8.250% due 5/1/30(a)	235,008

		Total Mining	2,183,273

Miscellaneous Manufacturers - 0.0%@
12,101	WD(h)	Anagram Holdings LLC/Anagram International Inc., Secured Notes, 10.000% due 8/15/26*(a)(g)(j)	242

Oil & Gas - 7.3%
200,000	BBB-	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	191,528
245,000	BB-	Baytex Energy Corp., Senior Unsecured Notes, 7.375% due 3/15/32(a)	248,020
410,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	404,902
110,000	BB	Chesapeake Energy Corp., Company Guaranteed Notes, 5.500% due 2/1/26(a)	108,853
310,000	BB-	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(a)	308,674
		Civitas Resources Inc., Company Guaranteed Notes:
125,000	BB-	8.375% due 7/1/28(a)	131,261
280,000	BB-	8.750% due 7/1/31(a)	299,298
		Comstock Resources Inc., Company Guaranteed Notes:
110,000	B	6.750% due 3/1/29(a)	106,391
395,000	B	5.875% due 1/15/30(a)	364,446
		Crescent Energy Finance LLC, Company Guaranteed Notes:
217,000	BB-	9.250% due 2/15/28(a)	229,900
450,000	BB-	7.625% due 4/1/32(a)	458,090
365,000	BBB-	HF Sinclair Corp., Senior Unsecured Notes, 5.000% due 2/1/28(a)	352,625
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
500,000	BB+	5.750% due 2/1/29(a)	483,129
170,000	BB+	6.250% due 4/15/32(a)	163,052
150,000	BB+	8.375% due 11/1/33(a)	160,543
300,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	290,948
348,000	B-	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	347,488
		Nabors Industries Ltd., Company Guaranteed Notes:
180,000	CCC	7.250% due 1/15/26(a)	180,603
125,000	CCC	7.500% due 1/15/28(a)	119,049
120,000	BB-	Noble Finance II LLC, Company Guaranteed Notes, 8.000% due 4/15/30(a)	123,800
240,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	244,230
110,000	BB+	Occidental Petroleum Corp., Senior Unsecured Notes, 8.875% due 7/15/30	126,087
		Permian Resources Operating LLC, Company Guaranteed Notes:
240,000	BB-	8.000% due 4/15/27(a)	246,401
170,000	BB-	5.875% due 7/1/29(a)	166,200
190,000	BB-	9.875% due 7/15/31(a)	210,539
240,000	BB-	7.000% due 1/15/32(a)	245,219
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB	7.375% due 1/17/27	41,318
20,000	BB	5.750% due 2/1/29	19,641
400,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.250% due 1/15/29	416,735
200,000	B-	Shelf Drilling Holdings Ltd., Senior Secured Notes, 9.625% due 4/15/29(a)	193,722
280,000	NR	SilverBow Resources Inc., Secured Notes, 13.079% (3-Month Term SOFR + 7.750%) due 12/15/28(a)(c)(g)	292,600
		Southwestern Energy Co., Company Guaranteed Notes:
195,000	BB+	5.375% due 2/1/29	187,700
540,000	BB+	4.750% due 2/1/32	489,796
529,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	522,969
		Talos Production Inc., Secured Notes:
55,000	BB-	9.000% due 2/1/29(a)	57,819
285,000	BB-	9.375% due 2/1/31(a)	302,100

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Oil & Gas - 7.3% - (continued)
$ 338,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	$349,587
248,000	B	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(a)	251,415

		Total Oil & Gas	9,436,678

Oil & Gas Services - 0.4%
278,000	BB-	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	274,864
212,000	B+	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	215,449

		Total Oil & Gas Services	490,313

Packaging & Containers - 1.9%
200,000	C	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(i)	46,709
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
210,000	B	Senior Secured Notes, 6.000% due 6/15/27(a)	205,480
250,000	CCC+	Senior Unsecured Notes, 4.000% due 9/1/29(a)	207,392
230,000	BB-	Canpack SA/Canpack US LLC, Company Guaranteed Notes, 3.875% due 11/15/29(a)	202,205
150,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	143,010
		Clydesdale Acquisition Holdings Inc.:
219,000	CCC+	Company Guaranteed Notes, 8.750% due 4/15/30(a)	211,436
330,000	B	Senior Secured Notes, 6.625% due 4/15/29(a)	325,128
249,000	BB+	Crown Americas LLC, Company Guaranteed Notes, 5.250% due 4/1/30	239,591
		LABL Inc., Senior Secured Notes:
271,000	B-	5.875% due 11/1/28(a)	244,203
127,000	B-	9.500% due 11/1/28(a)	129,338
244,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 8/15/26(a)	244,475
287,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	270,086

		Total Packaging & Containers	2,469,053

Pharmaceuticals - 1.9%
		Bausch Health Cos., Inc.:
430,000	CCC	Company Guaranteed Notes, 5.250% due 1/30/30(a)	219,865
50,000	B-	Senior Secured Notes, 6.125% due 2/1/27(a)	41,568
160,000	B+	Endo Finance Holdings Inc., Senior Secured Notes, 8.500% due 4/15/31(a)	164,165
		HLF Financing Sarl LLC/Herbalife International Inc.:
515,000	B	Company Guaranteed Notes, 4.875% due 6/1/29(a)	336,937
170,000	B+	Senior Secured Notes, 12.250% due 4/15/29(a)	167,429
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
200,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	184,886
204,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	180,252
230,000	D	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27*(a)(f)(g)(j)	3,220
200,000	BB-	Teva Pharmaceutical Finance Co. LLC, Company Guaranteed Notes, 6.150% due 2/1/36	194,565
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
250,000	BB-	5.125% due 5/9/29	239,244
400,000	BB-	7.875% due 9/15/29	426,896
270,000	BB-	8.125% due 9/15/31	296,646

		Total Pharmaceuticals	2,455,673

Pipelines - 5.3%
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
310,000	B+	6.625% due 7/15/26(a)	309,937
220,000	B+	7.250% due 7/15/32(a)	224,375
200,000	BB	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	179,664
60,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	64,229
295,000	BB-	Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes, 8.625% due 3/15/29(a)	301,586
90,000	BB+	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(c)(d)	88,381
		EQM Midstream Partners LP, Senior Unsecured Notes:
27,000	BB-	7.500% due 6/1/27(a)	27,605
48,000	BB-	5.500% due 7/15/28	46,952

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Pipelines - 5.3% - (continued)
$ 254,000	BB-	7.500% due 6/1/30(a)	$268,447
310,000	BB-	6.500% due 7/15/48	310,356
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
481,000	B	8.250% due 1/15/29	493,247
85,000	B	7.875% due 5/15/32	85,246
		Harvest Midstream I LP, Senior Unsecured Notes:
430,000	BB-	7.500% due 9/1/28(a)	435,722
125,000	BB-	7.500% due 5/15/32(a)	126,300
250,000	BB+	Hess Midstream Operations LP, Company Guaranteed Notes, 4.250% due 2/15/30(a)	227,461
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
698,000	B+	6.750% due 1/15/27(a)	699,183
120,000	B+	8.875% due 7/15/28(a)	125,917
775,000	B-	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	710,136
		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes:
59,000	B+	8.125% due 2/15/29(a)	60,125
285,000	B+	8.375% due 2/15/32(a)	290,506
		NuStar Logistics LP, Company Guaranteed Notes:
40,000	BB+	5.750% due 10/1/25	39,787
238,000	BB+	6.375% due 10/1/30	237,436
110,000	BB-	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, step bond to yield, 9.500% due 10/15/26(a)	112,946
170,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	160,312
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
264,000	BB+	3.875% due 8/15/29(a)	237,503
310,000	BB+	6.250% due 1/15/30(a)	311,550
180,000	BB+	4.125% due 8/15/31(a)	159,114
110,000	BB+	3.875% due 11/1/33(a)	92,331
370,000	BB	Venture Global LNG Inc., Senior Secured Notes, 9.875% due 2/1/32(a)	396,969

		Total Pipelines	6,823,323

Private Equity - 0.4%
		HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes:
407,000	BB+	3.375% due 6/15/26(a)	383,338
180,000	BB+	8.000% due 6/15/27(a)	187,245

		Total Private Equity	570,583

Real Estate - 1.4%
		Cushman & Wakefield US Borrower LLC, Senior Secured Notes:
413,000	BB-	6.750% due 5/15/28(a)	411,795
416,000	BB-	8.875% due 9/1/31(a)	437,634
251,875	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, step bond to yield, 10.500% due 1/15/28(a)	259,268
210,000	BB	Greystar Real Estate Partners LLC, Senior Secured Notes, 7.750% due 9/1/30(a)	221,198
		Kennedy-Wilson Inc., Company Guaranteed Notes:
325,000	B+	4.750% due 3/1/29	276,622
305,000	B+	4.750% due 2/1/30	250,253

		Total Real Estate	1,856,770

Real Estate Investment Trusts (REITs) - 2.4%
803,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	670,830
		Diversified Healthcare Trust:
150,000	B	Company Guaranteed Notes, 9.750% due 6/15/25	150,087
70,000	CCC+	Senior Unsecured Notes, 4.750% due 2/15/28	57,694
290,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26	276,034
125,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	112,760
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
305,000	BB-	4.250% due 2/1/27(a)	286,267
130,000	BB-	4.750% due 6/15/29(a)	117,322

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Real Estate Investment Trusts (REITs) - 2.4% - (continued)
$ 160,000	B	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.500% due 3/15/31	$103,916
		Service Properties Trust:
		Company Guaranteed Notes:
336,000	BB	5.500% due 12/15/27	308,945
395,000	BB	8.375% due 6/15/29	387,486
90,000	BB	8.875% due 6/15/32	84,564
60,000	BB	Senior Secured Notes, 8.625% due 11/15/31(a)	62,843
		Senior Unsecured Notes:
227,000	B+	3.950% due 1/15/28	188,619
205,000	B+	4.375% due 2/15/30	148,771
130,000	BB-	Starwood Property Trust Inc., Senior Unsecured Notes, 7.250% due 4/1/29(a)	129,438

		Total Real Estate Investment Trusts (REITs)	3,085,576

Retail - 4.5%
70,000	BB+	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	68,936
160,000	BB	Bath & Body Works Inc., Company Guaranteed Notes, 6.625% due 10/1/30(a)	160,319
90,000	BB	Beacon Roofing Supply Inc., Senior Secured Notes, 6.500% due 8/1/30(a)	90,150
245,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	244,065
524,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	518,369
		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
390,000	CCC+	Company Guaranteed Notes, 6.750% due 1/15/30(a)	345,099
190,000	B	Senior Secured Notes, 4.625% due 1/15/29(a)	171,075
		FirstCash Inc., Company Guaranteed Notes:
448,000	BB	4.625% due 9/1/28(a)	419,645
187,000	BB	5.625% due 1/1/30(a)	177,294
150,000	BB	6.875% due 3/1/32(a)	148,964
200,000	BB	Foot Locker Inc., Senior Unsecured Notes, 4.000% due 10/1/29(a)	165,861
200,000	B+	Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Unsecured Notes, 8.750% due 1/15/32(a)	192,473
138,000	BB-	Ken Garff Automotive LLC, Senior Unsecured Notes, 4.875% due 9/15/28(a)	127,428
552,000	BB	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	444,800
610,000	CCC	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	551,015
310,000	B-	Michaels Cos Inc. (The), Senior Secured Notes, 5.250% due 5/1/28(a)	251,766
		Murphy Oil USA Inc., Company Guaranteed Notes:
225,000	BB+	4.750% due 9/15/29	212,321
110,000	BB+	3.750% due 2/15/31(a)	95,592
97,000	B-	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 7.125% due 4/1/26(a)	96,563
495,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	417,176
140,000	B	Raising Cane’s Restaurants LLC, Senior Unsecured Notes, 9.375% due 5/1/29(a)	150,918
220,000	BB-	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 6.750% due 3/1/32	216,019
180,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	181,577
225,000	B	Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes, 6.375% due 9/30/26(a)	220,297
100,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	89,799
90,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	82,170

		Total Retail	5,839,691

Semiconductors - 0.3%
320,000	BB-	Entegris Inc., Company Guaranteed Notes, 5.950% due 6/15/30(a)	314,896

Software - 2.4%
120,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	108,979
335,000	B-	Capstone Borrower Inc., Senior Secured Notes, 8.000% due 6/15/30(a)	340,602
450,000	B+	Central Parent Inc./CDK Global Inc., Senior Secured Notes, 7.250% due 6/15/29(a)	452,900
104,000	B+	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Senior Secured Notes, 8.000% due 6/15/29(a)	107,097
		Cloud Software Group Inc.:
140,000	B-	Secured Notes, 9.000% due 9/30/29(a)	135,492

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 90.8% - (continued)
Software - 2.4% - (continued)
		Senior Secured Notes:
$ 355,000	B	6.500% due 3/31/29(a)	$336,920
370,000	B	8.250% due 6/30/32(a)	373,579
170,000	BB-	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	152,160
450,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	401,222
		Open Text Corp.:
		Company Guaranteed Notes:
20,000	BB	3.875% due 2/15/28(a)	18,399
260,000	BB	3.875% due 12/1/29(a)	228,710
200,000	BBB-	Senior Secured Notes, 6.900% due 12/1/27(a)	205,356
636,480	B-	Rackspace Finance LLC, Senior Secured Notes, 3.500% due 5/15/28(a)	252,091

		Total Software	3,113,507

Telecommunications - 3.2%
500,000	CCC-	Altice France Holding SA, Senior Secured Notes, 10.500% due 5/15/27(a)	184,532
		Altice France SA, Senior Secured Notes:
250,000	CCC+	8.125% due 2/1/27(a)	192,951
250,000	CCC+	5.500% due 1/15/28(a)	175,305
710,000	CCC+	5.125% due 7/15/29(a)	476,707
246,000	CCC+	5.500% due 10/15/29(a)	165,820
465,000	B+	C&W Senior Finance Ltd., Senior Unsecured Notes, 6.875% due 9/15/27(a)	445,035
170,000	CCC+	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	122,825
200,000	CCC-	CommScope Technologies LLC, Company Guaranteed Notes, 6.000% due 6/15/25(a)	164,650
277,000	B+	Connect Finco Sarl/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	261,861
		Iliad Holding SASU, Senior Secured Notes:
345,000	B+	7.000% due 10/15/28(a)	341,948
200,000	B+	8.500% due 4/15/31(a)	202,669
6,000	BB-	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27(a)	5,736
230,000	BBB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	275,067
435,000	D	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	188,214
690,000	B-	Viasat Inc., Senior Unsecured Notes, 7.500% due 5/30/31(a)	472,650
		Vmed O2 UK Financing I PLC, Senior Secured Notes:
260,000	B+	4.750% due 7/15/31(a)	216,047
270,000	B+	7.750% due 4/15/32(a)	264,263

		Total Telecommunications	4,156,280

Transportation - 0.8%
496,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	455,220
320,000	CCC+	Carriage Purchaser Inc., Senior Unsecured Notes, 7.875% due 10/15/29(a)	292,529
50,000	BB	RXO Inc., Company Guaranteed Notes, 7.500% due 11/15/27(a)	51,164
184,000	BB-	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	193,546

		Total Transportation	992,459

Trucking & Leasing - 0.3%
375,000	BB+	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month Term SOFR + 4.562%) due 6/15/45(a)(c)	374,565

		TOTAL CORPORATE BONDS & NOTES (Cost - $122,817,339)	117,560,190

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, 8.990% (3-Month Term SOFR + 3.662%) due 4/15/34(a)(c)	281,301
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 9.235% (3-Month Term SOFR + 3.912%) due 4/24/34(a)(c)	248,919
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 12.000% (3-Month Term SOFR + 6.672%) due 4/15/34(a)(c)	273,002
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 8.989% (3-Month Term SOFR + 3.662%) due 7/18/30(a)(c)	250,438
300,000	BBB-	ICG US CLO Ltd., Series 2022-1A, Class DJ, 11.055% (3-Month Term SOFR + 5.730%) due 7/20/35(a)(c)	299,748
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 11.686% (3-Month Term SOFR + 6.362%) due 4/20/32(a)(c)	363,210
250,000	Baa3(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 9.116% (3-Month Term SOFR + 3.792%) due 1/20/32(a)(c)	244,283
280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 8.710% (3-Month Term SOFR + 3.382%) due 7/15/31(a)(c)	270,350
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.506% (3-Month Term SOFR + 6.182%) due 10/21/30(a)(c)	250,719

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7% - (continued)
$ 250,000	BBB-	Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class D, 8.436% (3-Month Term SOFR + 3.112%) due 4/20/30(a)(c)	$249,396
150,000	BBB-	Oaktree CLO Ltd., Series 2022-2A, Class DR, 9.829% (3-Month Term SOFR + 4.500%) due 7/15/33(a)(c)	150,339
280,000	Baa3(b)	Ocean Trails CLO IX, Series 2020-9A, Class DR, 9.340% (3-Month Term SOFR + 4.012%) due 10/15/34(a)(c)	280,345
210,000	BBB-	Ocean Trails CLO V, Series 2014-5A, Class DRR, 9.040% (3-Month Term SOFR + 3.712%) due 10/13/31(a)(c)	206,725
150,000	Baa2(b)	Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, 8.329% (3-Month Term SOFR + 3.000%) due 4/15/31(a)(c)	150,337
230,000	BB-	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.836% (3-Month Term SOFR + 7.512%) due 7/20/34(a)(c)	230,607
160,000	BBB-	Symphony CLO 40 Ltd., Series 2023-40A, Class D, 10.329% (3-Month Term SOFR + 5.000%) due 1/14/34(a)(c)	161,628
250,000	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 11.879% (3-Month Term SOFR + 6.552%) due 1/16/32(a)(c)	251,324
300,000	BBB-	Trinitas CLO XXVI Ltd., Series 2023-26A, Class D, 9.825% (3-Month Term SOFR + 4.500%) due 1/20/35(a)(c)	304,650
350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 12.536% (3-Month Term SOFR + 7.212%) due 4/20/34(a)(c)	350,875

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,786,176)	4,818,196

SENIOR LOANS - 2.0%
57,600	NR	Acrisure LLC, (Cost - $57,545, acquired 1/31/20), 8.944% (1-Month USD-LIBOR + 3.500%) due 2/15/27(c)(e)	57,708
360,705	NR	Arctic Canadian Diamond Co., Ltd., (Cost - $360,705, acquired 2/2/21), 10.000% (3-Month USD-LIBOR + 10.000%) due 12/31/24(c)(e)(f)(g)	327,159
109,725	NR	Clarios Global LP, (Cost - $110,082, acquired 1/12/24), 8.329% (1-Month CME Term SOFR + 3.000%) due 5/6/30(c)(e)	110,514
130,000	NR	Cotiviti Inc., (Cost - $129,373, acquired 2/22/24), 8.563% (1-Month CME Term SOFR + 3.250%) due 5/1/31(c)(e)	130,732
316,800	NR	DCert Buyer Inc., (Cost - $313,109, acquired 4/17/20), 9.329% (1-Month CME Term SOFR + 4.000%) due 10/16/26(c)(e)	315,748
180,000	NR	DCert Buyer Inc., (Cost - $179,734, acquired 2/16/21), 12.329% (1-Month CME Term SOFR + 7.000%) due 2/19/29(c)(e)	164,100
80,000	NR	Deerfield Dakota Holding LLC, (Cost - $79,429, acquired 3/5/20), 12.321% (3-Month CME Term SOFR + 6.750%) due 4/7/28(c)(e)	80,200
40,388	NR	EyeCare Partners LLC, (Cost - $27,538, acquired 5/8/24), 9.187% (3-Month CME Term SOFR + 3.860%) due 11/30/28(c)(e)	24,990
140,000	NR	Genesee & Wyoming Inc., (Cost - $139,313, acquired 4/5/24), 7.301% (3-Month CME Term SOFR + 2.000%) due 4/10/31(c)(e)	140,477
46,564	NR	Global Tel Link Corporation, (Cost - $46,099, acquired 8/16/19), 9.679% (1-Month CME Term SOFR + 4.250%) due 11/29/25(c)(e)	45,611
150,000	NR	Gray Television Inc., (Cost - $144,000, acquired 5/23/24) due 5/23/29(e)(k)	144,422
208,000	NR	Mileage Plus Holdings LLC, (Cost - $206,173, acquired 6/25/20), 10.733% (3-Month CME Term SOFR + 5.250%) due 6/21/27(c)(e)	213,011
49,359	NR	MRI Software LLC, (Cost - $30,876, acquired 3/20/23), 10.902% (3-Month CME Term SOFR + 5.500%) due 2/10/27(c)(e)	48,867
10,000	NR	Peloton Interactive Inc., (Cost - $9,899, acquired 5/23/24) due 5/23/29(e)(k)	10,025
147,810	NR	Peraton Corp., (Cost - $147,418, acquired 2/23/21), 9.179% (1-Month CME Term SOFR + 3.750%) due 2/1/28(c)(e)	148,177
109,461	NR	Redstone HoldCo 2 LP, (Cost - $108,854, acquired 4/16/21), 10.194% (1-Month CME Term SOFR + 4.750%) due 4/27/28(c)(e)	95,309
240,608	NR	Sedgwick Claims Management Services Inc., (Cost - $226,280, acquired 2/24/23), 9.079% (1-Month CME Term SOFR + 3.750%) due 2/24/28(c)(e)	242,127
67,872	NR	Spencer Spirit IH LLC, (Cost - $67,478, acquired 6/14/19), 11.420% (1-Month CME Term SOFR + 6.000%) due 6/19/26(c)(e)	68,106
230,000	NR	Station Casinos LLC, (Cost - $228,885, acquired 3/7/24), 7.579% (1-Month CME Term SOFR + 2.250%) due 3/14/31(c)(e)	230,873
80,000	NR	United AirLines Inc., (Cost - $79,615, acquired 2/15/24), 8.071% (1-Month CME Term SOFR + 2.750%) due 2/22/31(c)(e)	80,414

		TOTAL SENIOR LOANS (Cost - $2,710,161)	2,678,570

COMMON STOCKS - 0.2%
CONSUMER NON-CYCLICAL - 0.0%@
Pharmaceuticals - 0.0%@
1,182		Endo Inc., (Cost - $114,733, acquired 5/31/22)*(e)(f)(g)	15,094

ENERGY - 0.2%
Oil & Gas - 0.2%
1,156		Chord Energy Corp	214,334

		TOTAL COMMON STOCKS (Cost - $209,647)	229,428

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CONVERTIBLE PREFERRED STOCK - 0.2%
ENERGY - 0.2%
Pipelines - 0.2%
$ 10,317		Equitrans Midstream Corp., 13.758% (3-Month USD-LIBOR + 8.150%)(c)(d) (Cost - $229,553)	$224,395

SOVEREIGN BOND - 0.0%@
Argentina - 0.0%@
98,170	CCC-	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.375% due 9/1/37(a)
		(Cost - $35,862)	43,563

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $130,788,738)	125,554,342

SHORT-TERM INVESTMENTS - 2.8%
TIME DEPOSITS - 2.8%
1,092,701		Canadian Imperial Bank of Commerce - Toronto, 4.680% due 6/3/24	1,092,701
105		Citibank - New York, 4.680% due 6/3/24	105
2,516,242		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	2,516,242

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,609,048)	3,609,048

		TOTAL INVESTMENTS - 99.7% (Cost - $134,397,786)	129,163,390

		Other Assets in Excess of Liabilities - 0.3%	351,786

		TOTAL NET ASSETS - 100.0%	$129,515,176

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $105,525,368 and represents 81.5% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2024.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2024, amounts to $2,693,664 and represents 2.1% of net assets.
(f)	Illiquid security.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Rating by Fitch Ratings Service.
(i)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(j)	Security is currently in default.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
#	Security that used significant unobservable inputs to determine fair value. At May 31, 2024, the Fund held Level 3 securities in the amount of $0, representing 0.0% of net assets.

At May 31, 2024, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 134,397,786	$ 2,684,112	$ (7,918,508)	$ (5,234,396)

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	91.0%
Collateralized Mortgage Obligations	3.7
Senior Loans	2.1
Common Stocks	0.2
Convertible Preferred Stock	0.2
Sovereign Bond	0.0 *
Short-Term Investments	2.8

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MORTGAGE-BACKED SECURITIES - 35.4%
FHLMC - 5.3%
		Federal Home Loan Mortgage Corp. (FHLMC):
$ 28,077		3.500% due 10/1/39	$25,713
378,934		2.500% due 12/1/51	305,778
89,391		2.000% due 3/1/52	69,041
1,199,329		4.500% due 9/1/52 - 10/1/52	1,123,109
7,536,516		6.500% due 1/1/53 - 3/1/54	7,661,535

		Total FHLMC	9,185,176

FNMA - 27.4%
		Federal National Mortgage Association (FNMA):
6,446,232		4.500% due 9/1/34 - 5/1/53	6,034,518
313,800		3.500% due 10/1/34 - 6/1/50	281,664
11,439		6.414% (1-Year CMT Index + 2.360%) due 11/1/34(a)	11,772
9,527,045		6.500% due 8/1/37 - 3/1/54	9,686,907
414,316		3.000% due 10/1/49 - 5/1/51	349,102
84,998		4.000% due 6/1/50	78,054
437,354		2.000% due 3/1/52	338,168
7,874,766		6.000% due 4/1/53 - 7/1/53	7,884,675
574,872		5.500% due 9/1/53	565,627
3,000,000		4.500% due 6/1/54(b)	2,806,009
750,000		4.000% due 7/1/54(b)	680,367
13,600,000		5.000% due 7/1/54 - 8/1/54(b)	13,072,776
3,900,000		6.000% due 7/1/54(b)	3,899,751
2,100,000		5.500% due 8/1/54(b)	2,063,277
100,000		6.500% due 8/1/54(b)	101,471

		Total FNMA	47,854,138

GNMA - 2.7%
		Government National Mortgage Association (GNMA):
700,000		2.500% due 7/15/54(b)	582,148
3,700,000		3.000% due 7/15/54(b)	3,195,211
		Government National Mortgage Association II (GNMA):
1,431		6.000% due 9/20/38	1,447
1,180,532		3.000% due 3/20/52	1,019,292

		Total GNMA	4,798,098

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $62,650,489)	61,837,412

SOVEREIGN BONDS - 28.4%
Australia - 0.0%@
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	60,710
50,000	AUD	1.750% due 6/21/51	18,044

		Total Australia	78,754

Brazil - 0.4%
3,300,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon due 7/1/24	622,416

Canada - 0.9%
1,700,000	CAD	Canadian Government Bonds, 3.250% due 12/1/33	1,209,365
27,900,000	INR	Export Development Canada, 7.130% due 3/11/29(c)	333,022

		Total Canada	1,542,387

Chile - 0.1%
200,000		Chile Government International Bonds, 4.850% due 1/22/29	196,712

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 28.4% - (continued)
China - 0.4%
4,090,000	CNY	China Government Bonds, 3.190% due 4/15/53	$633,455

France - 3.7%
		French Republic Government Bonds OAT:
1,500,000	EUR	3.000% due 5/25/33(c)	1,616,608
900,000	EUR	3.250% due 5/25/45(c)	947,748
3,300,000	EUR	2.000% due 5/25/48(c)	2,727,921
1,650,000	EUR	0.750% due 5/25/52(c)	925,347
500,000	EUR	0.500% due 5/25/72(c)	198,058

		Total France	6,415,682

Hungary - 0.1%
$ 200,000		Hungary Government International Bonds, 6.250% due 9/22/32(c)	204,914

Israel - 0.7%
2,000,000	ILS	Israel Government Bonds - Fixed, 1.000% due 3/31/30	438,708
		Israel Government International Bonds:
300,000		5.375% due 3/12/29	294,558
300,000		5.500% due 3/12/34	287,770
300,000		5.750% due 3/12/54	273,170

		Total Israel	1,294,206

Italy - 0.9%
400,000		Cassa Depositi e Prestiti SpA, 5.750% due 5/5/26(c)	397,549
		Italy Buoni Poliennali Del Tesoro:
500,000	EUR	zero coupon due 4/1/26	509,729
200,000	EUR	3.850% due 9/15/26	218,927
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	519,030

		Total Italy	1,645,235

Japan - 7.9%
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	1,298,415
280,000,000	JPY	1.400% due 9/20/45	1,624,981
152,000,000	JPY	0.500% due 9/20/46	716,846
98,000,000	JPY	0.700% due 12/20/48	464,315
360,000,000	JPY	0.500% due 3/20/49	1,610,127
125,000,000	JPY	0.700% due 6/20/51	566,750
210,000,000	JPY	0.700% due 12/20/51	945,434
223,000,000	JPY	1.800% due 3/20/54	1,312,387
		Japan Government Twenty Year Bonds:
131,000,000	JPY	1.200% due 9/20/35	832,503
200,000,000	JPY	1.000% due 12/20/35	1,241,306
20,000,000	JPY	0.400% due 3/20/36	115,381
170,000,000	JPY	1.500% due 9/20/43	1,025,661
		Japan Government Two Year Bonds:
60,000,000	JPY	0.005% due 10/1/24	381,410
110,000,000	JPY	0.100% due 1/1/26	696,916
159,381,810	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,061,093

		Total Japan	13,893,525

Malaysia - 1.5%
12,523,000	MYR	Malaysia Government Bonds, 3.519% due 4/20/28	2,647,908

Mexico - 0.4%
		Mexican Bonos:
1,000,000	MXN	7.500% due 6/3/27	54,953
8,000,000	MXN	8.500% due 3/1/29	447,446
2,900,000	MXN	8.500% due 5/31/29	161,626
1,000,000	MXN	7.750% due 5/29/31	52,741

		Total Mexico	716,766

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 28.4% - (continued)
Peru - 0.1%
400,000	PEN	Peruvian Government International Bonds, 5.940% due 2/12/29(c)	$107,713

Poland - 0.5%
		Poland Government International Bonds:
$ 300,000		4.625% due 3/18/29	294,358
200,000	EUR	3.875% due 2/14/33	223,281
100,000		4.875% due 10/4/33	96,690
100,000		5.125% due 9/18/34	97,420
100,000	EUR	4.250% due 2/14/43	110,922
100,000		5.500% due 4/4/53	96,905

		Total Poland	919,576

Romania - 0.7%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	705,167
200,000	EUR	1.750% due 7/13/30(c)	178,256
100,000	EUR	2.000% due 4/14/33(c)	82,739
50,000	EUR	2.750% due 4/14/41(c)	36,352
200,000	EUR	2.875% due 4/13/42(c)	145,104

		Total Romania	1,147,618

Saudi Arabia - 0.6%
		Saudi Government International Bonds:
400,000		4.750% due 1/18/28(c)	394,846
700,000		4.875% due 7/18/33(c)	679,102

		Total Saudi Arabia	1,073,948

Serbia - 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(c)	92,172
100,000	EUR	1.650% due 3/3/33(c)	81,731

		Total Serbia	173,903

Singapore - 1.1%
		Singapore Government Bonds:
30,000	SGD	3.375% due 9/1/33	22,236
1,270,000	SGD	2.250% due 8/1/36	837,455
90,000	SGD	1.875% due 10/1/51	50,662
1,448,000	SGD	3.250% due 6/1/54(d)	1,091,324

		Total Singapore	2,001,677

South Korea - 0.6%
1,445,900,000	KRW	Korea Treasury Bonds, 3.750% due 12/10/33	1,062,728

Spain - 4.9%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	108,472
		Spain Government Bonds:
1,400,000	EUR	2.800% due 5/31/26	1,505,419
400,000	EUR	1.450% due 10/31/27(c)	411,136
1,500,000	EUR	1.400% due 7/30/28(c)	1,522,623
450,000	EUR	1.450% due 4/30/29(c)	452,721
400,000	EUR	0.700% due 4/30/32(c)	359,280
2,100,000	EUR	2.550% due 10/31/32(c)	2,162,722
400,000	EUR	1.850% due 7/30/35(c)	370,856
500,000	EUR	1.900% due 10/31/52(c)	357,603
850,000	EUR	3.450% due 7/30/66(c)	823,723
800,000	EUR	1.450% due 10/31/71(c)	415,809

		Total Spain	8,490,364

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 28.4% - (continued)
United Kingdom - 2.8%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	$1,401,704
700,000	GBP	3.500% due 1/22/45	749,378
500,000	GBP	1.750% due 1/22/49	363,749
1,400,000	GBP	0.625% due 10/22/50	695,946
1,300,000	GBP	1.250% due 7/31/51	784,892
500,000	GBP	4.375% due 7/31/54	599,048
500,000	GBP	1.125% due 10/22/73	223,895

		Total United Kingdom	4,818,612

		TOTAL SOVEREIGN BONDS (Cost - $65,072,997)	49,688,099

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.8%
$ 123,483		ACAS CLO Ltd., Series 2015-1A, Class AR3, 6.479% (3-Month Term SOFR + 1.152%) due 10/18/28(a)(c)	123,530
311,050		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 6.339% (1-Month Term SOFR + 1.014%) due 8/25/35(a)	300,794
208,308	GBP	ALBA PLC, Series 2007-1, Class A3, 5.519% (Sterling Overnight Index Average + 0.289%) due 3/17/39(a)	259,561
166,720		AMMC CLO 21 Ltd., Series 2017-21A, Class A, 6.840% (3-Month Term SOFR + 1.512%) due 11/2/30(a)(c)	167,050
171,321		Apidos CLO XXVI, Series 2017-26A, Class A1AR, 6.489% (3-Month Term SOFR + 1.162%) due 7/18/29(a)(c)	171,575
400,000		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 6.774% (30-Day Average SOFR + 1.450%) due 1/15/37(a)(c)	397,988
350,999		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 5.919% (1-Month Term SOFR + 0.594%) due 5/25/35(a)	308,458
5,056		Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.717% due 2/20/36(a)	4,646
137,233		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 5.889% (1-Month Term SOFR + 0.564%) due 3/25/37(a)(c)	135,661
362,358		BDS Ltd., Series 2021-FL10, Class A, 6.785% (1-Month Term SOFR + 1.464%) due 12/16/36(a)(c)	362,092
		Bear Stearns Adjustable Rate Mortgage Trust:
1,648		Series 2003-5, Class 1A2, 5.253% due 8/25/33(a)	1,546
2,012		Series 2003-7, Class 6A, 5.817% due 10/25/33(a)	1,881
7,371		Series 2004-2, Class 22A, 6.658% due 5/25/34(a)	6,800
1,465		Series 2004-2, Class 23A, 4.000% due 5/25/34(a)	1,230
30,070		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 5.136% due 1/26/36(a)	22,103
383,431		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 6.659% (1-Month Term SOFR + 1.342%) due 2/15/39(a)(c)	379,418
555,797		BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 6.522% (3-Month Term SOFR + 1.200%) due 11/15/30(a)(c)	557,005
300,000	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 4.717% (3-Month EURIBOR + 0.820%) due 7/22/32(a)(c)	323,969
209,686	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 4.535% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(c)	226,775
249,689	EUR	Cairn CLO X DAC, Series 2018-10A, Class AR, 4.686% (3-Month EURIBOR + 0.780%) due 10/15/31(a)(c)	270,043
253,561		CARLYLE US CLO Ltd., Series 2017-1A, Class A1R, 6.586% (3-Month Term SOFR + 1.262%) due 4/20/31(a)(c)	254,068
600,000		CarVal CLO I Ltd., Series 2018-1A, Class AR, 6.554% (3-Month Term SOFR + 1.230%) due 7/16/31(a)(c)	601,227
253,511		CIFC Funding Ltd., Series 2017-4A, Class A1R, 6.535% (3-Month Term SOFR + 1.212%) due 10/24/30(a)(c)	254,071
		Countrywide Alternative Loan Trust:
3,313		Series 2005-21CB, Class A3, 5.250% due 6/25/35	2,443
16,779		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	7,747
33,103		Series 2007-11T1, Class A12, 5.789% (1-Month Term SOFR + 0.464%) due 5/25/37(a)	10,716
25,559		Series 2007-7T2, Class A9, 6.000% due 4/25/37	11,304
		Countrywide Asset-Backed Certificates:
248,277		Series 2007-9, Class 2A4, 5.689% (1-Month Term SOFR + 0.364%) due 2/25/36(a)	231,929
37,582		Series 2007-12, Class 1A1, 6.179% (1-Month Term SOFR + 0.854%) due 8/25/47(a)	35,683
280,274		Series 2007-13, Class 1A, 6.279% (1-Month Term SOFR + 0.954%) due 10/25/47(a)	268,967
		Countrywide Home Loan Mortgage Pass-Through Trust:
40,300		Series 2005-2, Class 1A1, 6.079% (1-Month Term SOFR + 0.754%) due 3/25/35(a)	34,231
2,804		Series 2005-3, Class 2A1, 6.019% (1-Month Term SOFR + 0.694%) due 4/25/35(a)	2,530
39,631		Series 2005-9, Class 1A3, 5.899% (1-Month Term SOFR + 0.574%) due 5/25/35(a)	32,559
11,904		Series 2005-11, Class 3A1, 3.773% due 4/25/35(a)	8,810
6,374		Series 2005-HYB9, Class 3A2A, 7.884% (1-Year Term SOFR + 2.465%) due 2/20/36(a)	5,304
497,756		Series 2007-4, Class 1A47, 6.000% due 5/25/37	245,894
92,009		Series 2007-19, Class 2A1, 6.500% due 11/25/47	45,351

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.8% - (continued)
		Credit Suisse Commercial Mortgage Capital Trust:
$ 34,360		Series 2007-5R, Class A5, 6.500% due 7/26/36	$8,278
77,202		Series 2021-INV1, Class A3, 2.500% due 7/25/56(a)(c)	60,649
126,588		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	22,182
289,057	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 4.556% (3-Month EURIBOR + 0.650%) due 10/15/31(a)(c)	312,302
500,000	EUR	CVC Cordatus Opportunity Loan Fund DAC, Series 1A, Class A, 5.289% (3-Month EURIBOR + 1.380%) due 8/15/33(a)(c)	543,776
367,462		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 6.189% (1-Month Term SOFR + 0.864%) due 10/25/47(a)	276,674
295,767	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 4.566% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(c)	319,389
362,846		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 6.610% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(c)	363,656
102,469		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 6.570% (3-Month Term SOFR + 1.242%) due 4/15/28(a)(c)	102,604
167,081		Elevation CLO Ltd., Series 2017-8A, Class A1R2, 6.535% (3-Month Term SOFR + 1.212%) due 10/25/30(a)(c)	167,371
318,893		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 6.489% (1-Month Term SOFR + 1.164%) due 5/25/37(a)(c)	308,893
400,000		Elmwood CLO VII Ltd., Series 2020-4A, Class AR, 6.947% (3-Month Term SOFR + 1.630%) due 1/17/34(a)(c)	401,395
55,384	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 5.500% (Sterling Overnight Index Average + 0.269%) due 6/15/44(a)	69,792
190,550	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 6.299% (Sterling Overnight Index Average + 1.069%) due 6/13/45(a)	242,402
365,200		Extended Stay America Trust, Series 2021-ESH, Class A, 6.511% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(c)	365,156
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
6,059		Series 2391, Class FJ, 5.938% (30-Day Average SOFR + 0.614%) due 4/15/28(a)	6,041
17,951		Series 2614, Class SJ, 4.707% (19.348% - 2.750% x 30-Day Average SOFR) due 5/15/33(e)	18,327
64,023		Series 4579, Class FD, 5.787% (30-Day Average SOFR + 0.464%) due 1/15/38(a)	63,406
64,023		Series 4579, Class SD, 0.359% due 1/15/38(a)(f)	3,581
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
9,955		Series T-35, Class A, 5.718% (30-Day Average SOFR + 0.394%) due 9/25/31(a)	10,114
16,119		Series T-62, Class 1A1, 6.315% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	14,596
3,615		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	3,550
21,950		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	22,202
		Federal National Mortgage Association (FNMA), REMICS:
3,614		Series 2003-34, Class A1, 6.000% due 4/25/43	3,582
4,066		Series 2006-48, Class TF, 5.838% (30-Day Average SOFR + 0.514%) due 6/25/36(a)	4,012
44,840		Series 2009-104, Class FA, 6.238% (30-Day Average SOFR + 0.914%) due 12/25/39(a)	44,904
328,518		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 7.174% (30-Day Average SOFR + 1.850%) due 2/23/39(a)(c)	324,132
236,080		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 6.560% (3-Month Term SOFR + 1.232%) due 10/15/30(a)(c)	236,432
473,353		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.680% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(c)	474,255
862,226		GCAT Trust, Series 2023-NQM4, Class A1, 4.250% due 5/25/67(a)(c)	796,575
10,283		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.265% due 11/19/35(a)	8,490
		Government National Mortgage Association (GNMA):
165,603		Series 2016-H15, Class FA, 6.239% (1-Month Term SOFR + 0.914%) due 7/20/66(a)	165,230
3,764		Series 2017-121, Class PE, 3.000% due 7/20/46	3,593
498,934		Series 2024-H07, Class JF, 6.113% (30-Day Average SOFR + 0.790%) due 4/20/74(a)	501,652
783,458		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(a)(c)	614,910
		GS Mortgage-Backed Securities Trust:
80,940		Series 2021-GR3, Class A2, 2.500% due 4/25/52(a)(c)	63,684
81,179		Series 2021-INV1, Class A2, 2.500% due 12/25/51(a)(c)	63,763
		GSR Mortgage Loan Trust:
1,402		Series 2003-1, Class A2, 6.750% (1-Year CMT Index + 1.750%) due 3/25/33(a)	1,378
30,212		Series 2005-AR7, Class 2A1, 5.057% due 11/25/35(a)	28,592
400,000		HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 7.041% (3-Month Term SOFR + 1.712%) due 11/30/32(a)(c)	400,787
		Harborview Mortgage Loan Trust:
9,220		Series 2005-2, Class 2A1A, 5.875% (1-Month Term SOFR + 0.554%) due 5/19/35(a)	8,541
15,401		Series 2005-3, Class 2A1A, 5.915% (1-Month Term SOFR + 0.594%) due 6/19/35(a)	14,493
41,921		Series 2006-SB1, Class A1A, 5.965% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	34,881
60,026		Series 2007-1, Class 2A1A, 5.695% (1-Month Term SOFR + 0.374%) due 3/19/37(a)	52,766
165,339	EUR	Harvest CLO XI DAC, Series 2011-A, Class ARR, 4.553% (3-Month EURIBOR + 0.650%) due 6/26/30(a)(c)	178,987

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.8% - (continued)
500,000	EUR	Hayfin Emerald CLO XII DAC, Series 12-A, Class A, 5.662% (3-Month EURIBOR + 1.740%) due 1/25/37(a)(c)	$546,448
		JPMorgan Mortgage Trust:
$ 1,898		Series 2003-A2, Class 3A1, 5.572% due 11/25/33(a)	1,752
428		Series 2005-A1, Class 6T1, 5.309% due 2/25/35(a)	390
327,635		Series 2021-10, Class A3, 2.500% due 12/25/51(a)(c)	257,755
963,266		Series 2021-INV4, Class A2, 3.000% due 1/25/52(a)(c)	788,805
813,067		Series 2021-INV8, Class A2, 3.000% due 5/25/52(a)(c)	667,128
598,674		Series 2022-INV1, Class A3, 3.000% due 3/25/52(a)(c)	490,245
796,758		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(a)(c)	679,331
296,002	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 5.511% (Sterling Overnight Index Average + 0.279%) due 1/1/61(a)	366,802
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(c)	265,614
91,697		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 6.630% (3-Month Term SOFR + 1.302%) due 10/15/30(a)(c)	91,821
1,775		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 5.905% due 2/25/33(a)	1,599
40,921		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.284% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(c)	40,759
		MFA Trust:
120,110		Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(c)	111,613
461,787		Series 2023-NQM4, Class A1, step bond to yield, 6.105% due 12/25/68(c)	460,550
900,000		Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2023-53A, Class A, 6.913% (3-Month Term SOFR + 1.590%) due 10/24/32(a)(c)	905,617
		New Residential Mortgage Loan Trust:
155,920		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(c)	146,367
165,445		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(c)	154,211
374,994	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 5.512% (Sterling Overnight Index Average + 0.279%) due 12/1/50(a)	466,835
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 5.979% (1-Month Term SOFR + 0.654%) due 5/25/36(a)	372,840
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 6.526% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(c)	384,877
1,046,754		OBX Trust, Series 2024-HYB1, Class A1, 3.558% due 3/25/53(a)(c)	998,661
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 6.381% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(c)	292,095
53,128		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 5.579% (1-Month Term SOFR + 0.254%) due 3/25/37(a)	46,819
484,222		OZLM IX Ltd., Series 2014-9A, Class A1A4, 6.525% (3-Month Term SOFR + 1.200%) due 10/20/31(a)(c)	484,827
460,780	EUR	Palmer Square European Loan Funding DAC, Series 2023-3A, Class A, 5.328% (3-Month EURIBOR + 1.500%) due 5/15/33(a)(c)	501,471
266,843		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(c)	253,949
459,489		PRKCM Trust, Series 2023-AFC4, Class A1, step bond to yield, 7.225% due 11/25/58(c)	468,857
464,198		PRPM Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.221% due 11/25/68(c)	463,356
		RALI Trust:
72,427		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	54,029
40,937		Series 2007-QO2, Class A1, 5.589% (1-Month Term SOFR + 0.264%) due 2/25/47(a)	13,732
		Residential Asset Securitization Trust:
13,321		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	4,718
36,698		Series 2006-R1, Class A2, 5.839% (1-Month Term SOFR + 0.514%) due 1/25/46(a)	10,164
102,152	GBP	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 6.480% (Sterling Overnight Index Average + 1.250%) due 6/20/70(a)(c)(g)	130,270
143,610	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 5.510% (Sterling Overnight Index Average + 0.279%) due 12/15/43(a)	178,456
747,917	GBP	Ripon Mortgages PLC, Series 1RA, Class A, 5.934% (Sterling Overnight Index Average + 0.700%) due 8/28/56(a)(c)	953,530
		RMAC Securities No 1 PLC:
271,371	GBP	Series 2006-NS3X, Class A2A, 5.499% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	337,676
143,462	GBP	Series 2006-NS1X, Class A2A, 5.499% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	179,212
600,000	EUR	Rockford Tower Europe CLO DAC, Series 2018-1A, Class AR, 5.220% (3-Month EURIBOR + 1.370%) due 4/24/37(a)(c)	651,898
282,227	EUR	Shamrock Residential DAC, Series 2022-1, Class A, 4.647% (1-Month EURIBOR + 0.850%) due 1/24/61(a)	306,656
201,852		Sound Point CLO XVII, Series 2017-3A, Class A1R, 6.566% (3-Month Term SOFR + 1.242%) due 10/20/30(a)(c)	202,089
940,414		Soundview Home Loan Trust, Series 2006-3, Class A4, 5.939% (1-Month Term SOFR + 0.614%) due 11/25/36(a)	882,578
		Structured Adjustable Rate Mortgage Loan Trust:
1,656		Series 2004-1, Class 4A1, 7.301% due 2/25/34(a)	1,563
1,339		Series 2004-4, Class 3A2, 6.816% due 4/25/34(a)	1,326
19,624		Series 2004-19, Class 2A1, 6.515% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	17,411

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.8% - (continued)
		Structured Asset Mortgage Investments II Trust:
$ 19,122		Series 2005-AR2, Class 2A1, 5.899% (1-Month Term SOFR + 0.574%) due 5/25/45(a)	$16,521
21,193		Series 2005-AR8, Class A1A, 5.999% (1-Month Term SOFR + 0.674%) due 2/25/36(a)	17,052
16,168		Series 2006-AR5, Class 1A1, 5.859% (1-Month Term SOFR + 0.534%) due 5/25/36(a)	10,350
92,178		Series 2007-AR4, Class A3, 5.879% (1-Month Term SOFR + 0.554%) due 9/25/47(a)	77,913
52,298		Series 2007-AR6, Class A1, 6.615% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	41,259
44,259		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 5.719% (1-Month Term SOFR + 0.394%) due 1/25/36(a)(c)	36,268
900,000		Symphony CLO 39 Ltd., Series 2023-39A, Class A, 6.914% (3-Month Term SOFR + 1.590%) due 4/25/34(a)(c)	902,381
400,000		THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 6.670% (3-Month Term SOFR + 1.342%) due 7/15/31(a)(c)	400,580
281,958	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 6.583% (Sterling Overnight Index Average + 1.350%) due 7/20/45(a)(c)	359,930
500,000	GBP	Towd Point Mortgage Funding Granite 6 PLC, Series 2024-GR6A, Class A1, due 7/20/53(a)(c)	638,816
		Towd Point Mortgage Trust:
506,174		Series 2019-4, Class A1, 2.900% due 10/25/59(a)(c)	471,593
127,522		Series 2020-1, Class A1, 2.710% due 1/25/60(a)(c)	118,642
62,090		US Capital Funding II Ltd./US Capital Funding II Corp., 6.338% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(c)	62,090
85,979		UWM Mortgage Trust, Series 2021-INV5, Class A12, 3.000% due 1/25/52(a)(c)	70,299
400,000		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, 6.751% (3-Month Term SOFR + 1.422%) due 7/30/32(a)(c)	400,500
303		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.470% (3-Month Term SOFR + 1.142%) due 4/15/27(a)(c)	303
1,593		Vibrant CLO VI Ltd., Series 2017-6A, Class AR, 6.544% (3-Month Term SOFR + 1.212%) due 6/20/29(a)(c)	1,594
93,152		Vibrant CLO VII Ltd., Series 2017-7A, Class A1R, 6.626% (3-Month Term SOFR + 1.302%) due 9/15/30(a)(c)	93,217
175,059		Voya CLO Ltd., Series 2017-1A, Class A1R, 6.529% (3-Month Term SOFR + 1.212%) due 4/17/30(a)(c)	175,278
		WaMu Mortgage Pass-Through Certificates Trust:
3,787		Series 2002-AR9, Class 1A, 6.515% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	3,538
1,059		Series 2003-AR5, Class A7, 6.295% due 6/25/33(a)	1,036
38,123		Series 2003-AR9, Class 2A, 5.852% due 9/25/33(a)	35,948
98,773		Series 2004-AR1, Class A, 6.032% due 3/25/34(a)	95,617
12,034		Series 2005-AR13, Class A1A1, 6.019% (1-Month Term SOFR + 0.694%) due 10/25/45(a)	11,451
20,366		Series 2006-AR10, Class 2A1, 4.170% due 9/25/36(a)	17,045
32,097		Series 2006-AR13, Class 2A, 6.615% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(a)	28,392
14,766		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 6.055% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	8,750
39,412		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 6.272% due 12/25/32(a)	37,971
252,403		Wind River CLO Ltd., Series 2014-1A, Class ARR, 6.639% (3-Month Term SOFR + 1.312%) due 7/18/31(a)(c)	252,937

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $34,850,476)	32,830,907

U.S. GOVERNMENT OBLIGATIONS - 10.6%
		U.S. Treasury Bonds:
200,000		1.375% due 11/15/40(h)	124,090
1,100,000		1.875% due 2/15/41	740,566
1,400,000		4.750% due 11/15/43	1,400,000
1,500,000		4.750% due 11/15/53	1,524,035
700,000		4.250% due 2/15/54(h)	654,660
331,478		U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25	329,351
		U.S. Treasury Inflation Indexed Notes:
1,978,515		0.250% due 1/15/25	1,941,350
1,330,439		0.125% due 4/15/25	1,294,829
1,266,540		0.500% due 1/15/28(i)	1,188,522
1,049,067		0.125% due 7/15/31	914,655
788,914		0.125% due 1/15/32	677,703
107,525		0.625% due 7/15/32	95,762
1,468,320		1.125% due 1/15/33	1,349,737
		U.S. Treasury Notes:
600,000		2.875% due 4/30/25(j)	587,610
200,000		4.000% due 2/29/28(h)	195,758
3,400,000		4.500% due 11/15/33	3,394,422

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
U.S. GOVERNMENT OBLIGATIONS - 10.6% - (continued)
$ 2,300,000		4.000% due 2/15/34	$2,207,544

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $19,731,186)	18,620,594

CORPORATE BONDS & NOTES - 9.0%
Belgium - 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(a)(c)	200,942

Canada - 0.4%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	103,668
500,000		Royal Bank of Canada, Covered Notes, 4.851% due 12/14/26(c)	496,912

		Total Canada	600,580

Cayman Islands - 0.1%
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	196,981

Denmark - 1.0%
		Jyske Realkredit AS, Covered Notes:
3,995,337	DKK	1.000% due 10/1/50	432,643
467,524	DKK	1.500% due 10/1/53	53,721
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
1,097,060	DKK	1.000% due 10/1/50	116,029
186,686	DKK	1.500% due 10/1/53	21,433
39,289	DKK	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	4,322
		Realkredit Danmark AS, Covered Notes:
4,000,000	DKK	1.000% due 1/1/25	573,090
4,100,000	DKK	1.000% due 4/1/25	583,527

		Total Denmark	1,784,765

France - 0.6%
400,000		BPCE SA, Senior Non-Preferred Notes, 6.612% (SOFR + 1.980%) due 10/19/27(a)(c)	406,679
		Societe Generale SA, Senior Non-Preferred Notes:
300,000		2.889% (1-Year CMT Index + 1.300%) due 6/9/32(a)(c)	246,610
400,000		3.337% (1-Year CMT Index + 1.600%) due 1/21/33(a)(c)	334,710

		Total France	987,999

Germany - 0.4%
		Deutsche Bank AG, Senior Non-Preferred Notes:
200,000	EUR	1.625% due 1/20/27	204,894
400,000		2.552% (SOFR + 1.318%) due 1/7/28(a)	368,561
200,000	EUR	1.750% (2.050% - 3-Month EURIBOR) due 11/19/30(e)	190,689

		Total Germany	764,144

Italy - 0.2%
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Preferred Notes, 2.625% due 4/28/25	106,768
100,000	EUR	Covered Notes, 0.875% due 10/8/26	101,423
100,000	EUR	Nexi SpA, Senior Unsecured Notes, 2.125% due 4/30/29	98,535

		Total Italy	306,726

Japan - 0.2%
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	184,317
200,000		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 5.200% due 3/7/29(c)	200,178

		Total Japan	384,495

Netherlands - 0.2%
400,000		ABN AMRO Bank NV, Senior Non-Preferred Notes, 6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(c)	403,713

Qatar - 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(c)	165,704

Switzerland - 0.8%
		UBS Group AG, Senior Unsecured Notes:
250,000		4.282% due 1/9/28(c)	239,213

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 9.0% - (continued)
Switzerland - 0.8% - (continued)
$ 250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	$235,809
250,000	EUR	7.750% (1-Year EURIBOR Ice Swap Rate + 4.950%) due 3/1/29(a)	306,142
600,000		6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	631,080

		Total Switzerland	1,412,244

United Kingdom - 2.1%
		Barclays PLC, Senior Unsecured Notes:
800,000		6.496% (SOFR + 1.880%) due 9/13/27(a)	813,045
400,000	EUR	4.918% (EUR Swap Rate + 1.750%) due 8/8/30(a)	450,706
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(a)	192,188
100,000	GBP	John Lewis PLC, Senior Unsecured Notes, 6.125% due 1/21/25	127,447
300,000		Lloyds Banking Group PLC, Senior Unsecured Notes, 5.721% (1-Year CMT Index + 1.070%) due 6/5/30(a)	301,428
300,000		Nationwide Building Society, Senior Non-Preferred Notes, 2.972% (SOFR + 1.290%) due 2/16/28(a)(c)	280,139
500,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.534% (SOFR + 2.600%) due 1/10/29(a)	512,894
900,000		Standard Chartered PLC, Senior Unsecured Notes, 6.750% (1-Year CMT Index + 1.850%) due 2/8/28(a)(c)	923,597

		Total United Kingdom	3,601,444

United States - 2.8%
300,000		Athene Global Funding, Senior Secured Notes, 5.516% due 3/25/27(c)	299,222
		Bank of America Corp., Senior Unsecured Notes:
500,000		5.202% (SOFR + 1.630%) due 4/25/29(a)	496,789
700,000		1.898% (SOFR + 1.530%) due 7/23/31(a)	570,699
100,000	GBP	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.748% due 6/14/24	127,321
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(c)	137,531
100,000		Goldman Sachs Bank USA, Senior Unsecured Notes, 5.283% (SOFR + 0.777%) due 3/18/27(a)	99,548
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
400,000		6.484% (SOFR + 1.770%) due 10/24/29(a)	416,024
600,000		5.727% (SOFR + 1.265%) due 4/25/30(a)	607,338
500,000		5.851% (SOFR + 1.552%) due 4/25/35(a)	509,541
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 5/25/49*(g)(k)	715
200,000		Pacific Gas & Electric Co., 1st Mortgage Notes, 4.400% due 3/1/32	182,435
200,000		PacifiCorp, 1st Mortgage Notes, 5.300% due 2/15/31	197,564
		Philip Morris International Inc., Senior Unsecured Notes:
200,000		4.875% due 2/13/29	197,061
200,000		5.250% due 2/13/34	195,662
100,000		Principal Life Global Funding II, Secured Notes, 1.375% due 1/10/25(c)	97,533
		Wells Fargo & Co., Senior Unsecured Notes:
200,000		3.908% (SOFR + 1.320%) due 4/25/26(a)	196,776
600,000		4.808% (SOFR + 1.980%) due 7/25/28(a)	588,902

		Total United States	4,920,661

		TOTAL CORPORATE BONDS & NOTES (Cost - $16,304,376)	15,730,398

ASSET-BACKED SECURITIES - 0.2%
Student Loans - 0.2%
23,429		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 6.559% (90-Day Average SOFR + 1.212%) due 4/25/38(a)	23,275
259,153		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 6.774% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(c)	260,936

		TOTAL ASSET-BACKED SECURITIES (Cost - $282,582)	284,211

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $198,892,106)	178,991,621

SHORT-TERM INVESTMENTS - 10.3%
COMMERCIAL PAPERS - 0.7%
300,000		Alimentation Couche-Tarde Inc., 5.568% due 6/3/24(c)(l)	300,000
500,000		NextEra Energy Capital Holdings Inc., 5.645% due 6/5/24(c)(l)	499,845
400,000		Verizon Communications Inc., 5.572% due 6/18/24(c)(l)	399,078

		TOTAL COMMERCIAL PAPERS (Cost - $1,198,923)	1,198,923

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
REPURCHASE AGREEMENT - 1.3%
$ 2,200,000		Citigroup Global Markets Inc. repurchase agreement dated 5/31/24, 5.350% due 6/3/24, Proceeds at maturity - $2,200,327; (Fully collateralized by U.S. Treasury Notes, 0.750% due 4/30/26; Valued - $2,248,389) (Cost - $2,200,000)	$2,200,000

SOVEREIGN BONDS - 6.4%
Japan - 6.4%
		Japan Treasury Discount Bills:
420,000,000	JPY	(0.119)% due 6/3/24(l)	2,671,506
120,000,000	JPY	(0.107)% due 6/10/24(l)	763,263
140,000,000	JPY	(0.003)% due 7/8/24(l)	890,224
890,000,000	JPY	0.011% due 7/16/24(l)	5,659,238
90,000,000	JPY	0.002% due 7/29/24(l)	572,281
100,000,000	JPY	0.196% due 5/20/25(l)	634,657

		TOTAL SOVEREIGN BONDS (Cost - $11,607,554)	11,191,169

TIME DEPOSITS - 1.9%
114,672	AUD	ANZ National Bank - Hong Kong, 2.940% due 6/3/24	76,291
6,346	NZD	ANZ National Bank - Hong Kong, 3.420% due 6/4/24	3,901
		BBH - New York:
3,828	DKK	2.500% due 6/3/24	557
2,293	SEK	2.510% due 6/3/24	218
413,539	EUR	2.800% due 6/3/24	448,628
2,961	NOK	3.270% due 6/3/24	282
31,113	ZAR	6.190% due 6/3/24	1,656
55,627	CAD	BNP Paribas - Paris, 3.800% due 6/3/24	40,821
1,448,605		Citibank - New York, 4.680% due 6/3/24	1,448,605
452	HKD	HSBC Bank - Hong Kong, 2.270% due 6/3/24	58
478,834	SGD	HSBC Bank - Singapore, 2.240% due 6/3/24	354,377
874,688		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	874,688
58,932	GBP	Royal Bank of Canada - London, 4.160% due 6/3/24	75,097
1,176	CHF	Skandinaviska Enskilda Banken AB - Stockholm, 0.510% due 6/3/24	1,304
11,673,690	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.120)% due 6/3/24	74,229

		TOTAL TIME DEPOSITS (Cost - $3,400,712)	3,400,712

		TOTAL SHORT-TERM INVESTMENTS (Cost - $18,407,189)	17,990,804

		TOTAL INVESTMENTS IN SECURITIES (Cost - $217,299,295)	196,982,425

		TOTAL INVESTMENTS IN PURCHASED OPTIONS 0.1% (Cost - $100,076)	233,026

		TOTAL INVESTMENTS - 112.9% (Cost - $217,399,371)	197,215,451

		Liabilities in Excess of Other Assets - (12.9)%	(22,483,621)

		TOTAL NET ASSETS - 100.0%	$174,731,830

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2024.
(b)	This security is traded on a TBA basis (see Note 1).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $48,484,846 and represents 27.7% of net assets.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2024.
(f)	Interest only security.
(g)	Illiquid security.
(h)	All or a portion of this security is held at the broker as collateral for open OTC swap contracts.
(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(k)	Security is currently in default.
(l)	Rate shown represents yield-to-maturity.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2024, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$ 217,399,371	$ 8,721,174	$ (27,808,599)	$ (19,087,425)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PAM	—	Paid at Maturity
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	31.4%
Sovereign Bonds	25.2
Collateralized Mortgage Obligations	16.7
U.S. Government Obligations	9.4
Corporate Bonds & Notes	8.0
Asset-Backed Securities	0.1
Purchased Options	0.1
Short-Term Investments	9.1

Total Investments	100.0%

^	As a percentage of total investments.

At May 31, 2024, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
50,000	$50,000	OTC U.S. Dollar versus Chinese Yuan Renminbi Offshore, Call	BNP	12/6/24	CNH 7.28	$15,203
40,000	40,000	OTC U.S. Dollar versus Chinese Yuan Renminbi Offshore, Call	BNP	12/6/24	CNH 7.40	6,814
40,000	40,000	OTC U.S. Dollar versus Chinese Yuan Renminbi Offshore, Call	BNP	1/14/25	CNH 7.33	9,724
30,000	30,000	OTC U.S. Dollar versus Chinese Yuan Renminbi Offshore, Call	BNP	1/14/25	CNH 7.40	5,372
180,000	180,000	OTC U.S. Dollar versus Chinese Yuan Renminbi Offshore, Call	HSBC	2/14/25	CNH 7.38	36,061

		Total Currency Options				$73,174

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
3,500,000	$196,269	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	7/15/24	4.750%	$11,865
16,300,000	914,053	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	7/10/24	4.750%	56,523

		Total Interest Rate Swaptions				$68,388

Option on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
200,000	194,000,000	EUR	OTC French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR	97.00	$91,464

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $100,076)					$233,026

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2024, International Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,500,000	78,000	GBP	OTC 1-Year Swaption, 3-Month Sterling Overnight Index Average, Call	JPM	12/16/24	0.820%	$37
3,500,000	$196,269		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	7/15/24	5.250%	911
16,300,000	914,053		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	7/10/24	5.250%	3,982
400,000	15,152	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Call	BCLY	6/24/24	2.818%	373
400,000	15,152	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	BCLY	6/24/24	3.109%	619
200,000	7,576	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	81,807

			Total Interest Rate Swaptions				$87,729

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price	Value
8	1,035,920	EUR	Euro-Bund Futures, Call	SOG	6/21/24	EUR 133.00	$781
8	1,035,920	EUR	Euro-Bund Futures, Put	SOG	6/21/24	EUR 130.00	7,030
14	$1,519,656		U.S. Treasury 10-Year Note Futures, Call	BOA	6/21/24	$ 109.75	3,719
14	1,519,656		U.S. Treasury 10-Year Note Futures, Put	BOA	6/21/24	$ 107.50	2,406

			Total Options on Futures				$13,936

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $67,434)				$101,665

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2024, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$ 2,100,000	2.000% due 7/1/39(a)	$1,835,070
700,000	2.500% due 7/1/43(a)	564,722
3,000,000	3.000% due 7/1/54(a)	2,520,399
2,800,000	5.500% due 7/1/54(a)	2,751,036
17,250,000	2.000% due 8/1/54(a)	13,318,331
2,000,000	3.000% due 8/1/54(a)	1,681,828
8,600,000	6.000% due 8/1/54(a)	8,597,435

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $31,475,783)	$31,268,821

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2024, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	109	6/24	$25,847,916	$25,792,125	$(55,791)
3-Month SOFR Futures	40	9/24	9,469,750	9,466,500	(3,250)
3-Month SOFR Futures	38	12/24	9,056,488	9,007,900	(48,588)
3-Month SOFR Futures	40	9/25	9,619,068	9,545,000	(74,068)
3-Month SOFR Futures	96	12/25	23,113,495	22,952,400	(161,095)
Australian Government 3-Year Bond Futures	54	6/24	3,842,217	3,788,662	(53,555)
Canada Government 10-Year Bond Futures	56	9/24	4,897,879	4,885,360	(12,519)
Euro-Bobl Futures	31	9/24	3,877,069	3,880,606	3,537
Euro-BTP Futures	100	6/24	12,716,460	12,651,521	(64,939)
Euro-BTP Futures	28	9/24	3,523,766	3,530,275	6,509
Euro-Bund Futures	8	6/24	1,140,741	1,122,516	(18,225)
Euro-Bund Futures	12	9/24	1,689,827	1,692,105	2,278
Euro-Buxl 30-Year Bond Futures	10	9/24	1,379,604	1,388,825	9,221
Euro-OAT Futures	24	6/24	3,302,717	3,247,780	(54,937)
Euro-Schatz Note Futures	38	6/24	4,355,760	4,327,109	(28,651)
Euro-Schatz Note Futures	15	9/24	1,712,664	1,712,545	(119)
U.S. Treasury Ultra Long Bond Futures	1	9/24	123,232	122,438	(794)

					(554,986)

Contracts to Sell:
3-Month SOFR Futures	145	3/25	34,708,710	34,448,375	260,335
3-Month SOFR Futures	126	6/25	30,219,876	30,002,175	217,701
Australian Government 10-Year Bond Futures	8	6/24	621,277	599,620	21,657
Japan Government 10-Year Bond Futures	5	6/24	4,630,417	4,546,148	84,269
U.S. Treasury 2-Year Note Futures	13	9/24	2,653,117	2,648,140	4,977
U.S. Treasury 5-Year Note Futures	186	9/24	19,753,106	19,678,219	74,887
U.S. Treasury 10-Year Note Futures	41	9/24	4,490,146	4,460,672	29,474
U.S. Treasury Long Bond Futures	69	9/24	8,085,938	8,008,313	77,625
U.S. Ultra Long Bond Futures	36	9/24	4,066,236	4,033,125	33,111
United Kingdom Treasury 10-Year Gilt Futures	40	9/24	4,957,027	4,909,623	47,404

					851,440

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$296,454

At May 31, 2024, International Fixed Income Fund had deposited cash of $1,305,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2024, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	1,184,956	USD	783,517	BCLY	$788,352	6/4/24	$4,835
Australian Dollar	339,000	USD	219,881	HSBC	225,536	6/4/24	5,655
Brazilian Real	2,321,750	USD	447,066	BNP	442,132	6/4/24	(4,934)
Brazilian Real	583,109	USD	111,246	BNP	111,042	6/4/24	(204)
Brazilian Real	841,967	USD	164,630	DUB	160,337	6/4/24	(4,293)
Brazilian Real	4,909,456	USD	957,009	GSC	929,540	8/2/24	(27,469)
Brazilian Real	258,858	USD	49,385	GSC	49,294	6/4/24	(91)
British Pound	7,984,189	USD	10,197,596	BNP	10,174,246	6/4/24	(23,350)
British Pound	228,000	USD	287,788	HSBC	290,540	6/4/24	2,752
British Pound	182,000	USD	230,392	JPM	231,922	6/4/24	1,530
British Pound	262,000	USD	327,000	JPM	333,866	6/4/24	6,866
British Pound	147,000	USD	185,087	UBS	187,322	6/4/24	2,235
British Pound	210,000	USD	262,059	UBS	267,603	6/4/24	5,544
Canadian Dollar	700,000	USD	511,756	GSC	513,686	6/4/24	1,930
Canadian Dollar	3,125,511	USD	2,294,252	HSBC	2,293,616	6/4/24	(636)
Canadian Dollar	839,000	USD	615,703	JPM	615,690	6/4/24	(13)
Canadian Dollar	359,000	USD	261,056	JPM	263,447	6/4/24	2,391
Canadian Dollar	992,000	USD	722,949	JPM	727,967	6/4/24	5,018
Canadian Dollar	1,295,000	USD	944,211	JPM	950,320	6/4/24	6,109
Canadian Dollar	643,000	USD	472,384	SCB	471,857	6/4/24	(527)
Chilean Peso	27,489,889	USD	30,389	DUB	29,934	6/21/24	(455)
Chilean Peso	72,090,703	USD	79,764	JPM	78,501	6/21/24	(1,263)
Chinese Offshore Renminbi	3,802,244	USD	523,859	BCLY	524,262	6/24/24	403
Chinese Offshore Renminbi	7,141,448	USD	997,506	BNP	993,440	10/25/24	(4,066)
Chinese Offshore Renminbi	2,371,922	USD	327,429	BNP	327,152	6/28/24	(277)
Chinese Offshore Renminbi	254,633	USD	35,141	BNP	35,110	6/24/24	(31)
Chinese Offshore Renminbi	1,285,813	USD	177,340	BNP	177,406	7/2/24	66
Chinese Offshore Renminbi	1,089,000	USD	152,437	GSC	151,489	10/25/24	(948)
Chinese Offshore Renminbi	4,090,263	USD	565,018	HSBC	564,340	7/2/24	(678)
Chinese Offshore Renminbi	2,632,593	USD	363,395	HSBC	363,076	6/27/24	(319)
Chinese Onshore Renminbi	5,286,220	USD	743,125	BNP	732,116	7/2/24	(11,009)
Chinese Onshore Renminbi	2,593,103	USD	364,379	BNP	358,941	6/27/24	(5,438)
Chinese Onshore Renminbi	67,469	USD	9,487	BNP	9,344	7/2/24	(143)
Chinese Onshore Renminbi	1,285,064	USD	180,804	HSBC	177,488	6/6/24	(3,316)
Chinese Onshore Renminbi	262,057	USD	36,767	HSBC	36,274	6/27/24	(493)
Chinese Onshore Renminbi	109,833	USD	15,451	JPM	15,203	6/27/24	(248)
Chinese Onshore Renminbi	3,991,148	USD	561,564	SCB	552,283	6/24/24	(9,281)
Chinese Onshore Renminbi	2,333,999	USD	328,293	SCB	323,110	6/28/24	(5,183)
Chinese Onshore Renminbi	572,692	USD	80,534	SCB	79,341	7/5/24	(1,193)
Chinese Onshore Renminbi	262,242	USD	36,840	SCB	36,319	7/2/24	(521)
Danish Krone	1,740,981	USD	253,059	BCLY	253,224	6/4/24	165
Danish Krone	735,000	USD	105,900	BCLY	106,905	6/4/24	1,005
Danish Krone	800,000	USD	115,831	BNP	116,360	6/4/24	529
Danish Krone	1,310,000	USD	188,622	HSBC	190,538	6/4/24	1,916
Danish Krone	2,694,915	USD	390,767	UBS	391,973	6/4/24	1,206
Euro	124,000	USD	133,561	BCLY	134,521	6/4/24	960
Euro	816,000	USD	887,332	BNP	885,238	6/4/24	(2,094)
Euro	167,000	USD	181,646	BNP	181,170	6/4/24	(476)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Euro	326,000	USD	353,899	BNP	353,662	6/4/24	(237)
Euro	82,000	USD	87,968	BNP	88,958	6/4/24	990
Euro	217,000	USD	234,302	BNP	235,412	6/4/24	1,110
Euro	133,000	USD	143,025	BNP	144,285	6/4/24	1,260
Euro	198,000	USD	212,906	BNP	214,800	6/4/24	1,894
Euro	625,000	USD	671,534	BNP	678,032	6/4/24	6,498
Euro	318,000	USD	345,069	BOA	344,982	6/4/24	(87)
Euro	83,000	USD	89,910	BOA	90,042	6/4/24	132
Euro	22,703,754	USD	24,618,548	BOA	24,630,179	6/4/24	11,631
Euro	86,000	USD	93,206	HSBC	93,297	6/4/24	91
Euro	8,010	USD	8,714	JPM	8,690	6/4/24	(24)
Euro	106,000	USD	115,130	JPM	115,141	7/2/24	11
Euro	870,000	USD	931,992	JPM	943,820	6/4/24	11,828
Hungarian Forint	135,416,000	USD	378,302	BCLY	376,840	6/17/24	(1,462)
Indian Rupee	81,452,780	USD	977,713	BNP	975,465	6/20/24	(2,248)
Indian Rupee	29,304,814	USD	351,824	BNP	350,973	6/18/24	(851)
Indian Rupee	29,259,824	USD	351,110	BNP	350,587	6/3/24	(523)
Indian Rupee	12,600,749	USD	150,551	BNP	150,385	9/24/24	(166)
Indian Rupee	29,252,346	USD	350,650	BNP	350,497	6/3/24	(153)
Indian Rupee	6,684,917	USD	80,021	BNP	80,083	6/10/24	62
Indian Rupee	12,539,400	USD	150,000	GSC	150,180	6/18/24	180
Indian Rupee	29,277,503	USD	351,513	JPM	350,736	6/10/24	(777)
Indian Rupee	1,453,595	USD	17,433	JPM	17,412	6/13/24	(21)
Indian Rupee	125,432,768	USD	1,506,604	SCB	1,502,163	6/20/24	(4,441)
Indian Rupee	1,554,094	USD	18,574	SCB	18,548	9/24/24	(26)
Indian Rupee	2,419,618	USD	28,902	SCB	28,877	9/24/24	(25)
Indonesian Rupiah	773,866,122	USD	48,613	BCLY	47,613	6/20/24	(1,000)
Indonesian Rupiah	3,979,527,325	USD	250,000	BNP	244,844	6/20/24	(5,156)
Indonesian Rupiah	1,911,787,164	USD	120,000	BNP	117,625	6/20/24	(2,375)
Indonesian Rupiah	159,151,829	USD	10,000	BNP	9,792	6/20/24	(208)
Indonesian Rupiah	7,402,238,552	USD	472,202	BOA	455,430	6/20/24	(16,772)
Indonesian Rupiah	1,101,411,050	USD	70,955	BOA	67,765	6/20/24	(3,190)
Indonesian Rupiah	818,745,214	USD	50,854	GSC	50,374	6/20/24	(480)
Indonesian Rupiah	3,636,096,981	USD	230,439	JPM	223,714	6/20/24	(6,725)
Indonesian Rupiah	3,521,712,710	USD	222,779	JPM	216,677	6/20/24	(6,102)
Indonesian Rupiah	1,625,250,000	USD	99,997	JPM	100,015	6/3/24	18
Indonesian Rupiah	1,231,562,868	USD	78,373	SCB	75,773	6/20/24	(2,600)
Indonesian Rupiah	1,627,133,904	USD	101,123	UBS	100,131	6/3/24	(992)
Israeli New Shekel	184,000	USD	50,140	HSBC	49,587	6/20/24	(553)
Israeli New Shekel	367,319	USD	100,217	JPM	98,991	6/20/24	(1,226)
Israeli New Shekel	20,000	USD	5,456	UBS	5,390	6/20/24	(66)
Japanese Yen	100,000,000	USD	662,810	BCLY	647,436	10/1/24	(15,374)
Japanese Yen	102,200,000	USD	649,996	BCLY	649,858	6/4/24	(138)
Japanese Yen	2,136,077,306	USD	13,605,717	BNP	13,582,662	6/4/24	(23,055)
Japanese Yen	50,200,000	USD	324,881	DUB	319,206	6/4/24	(5,675)
Japanese Yen	50,000,000	USD	353,507	GSC	323,718	10/1/24	(29,789)
Japanese Yen	500,000,000	USD	3,251,286	JPM	3,179,347	6/3/24	(71,939)
Japanese Yen	60,000,000	USD	415,007	JPM	388,462	10/1/24	(26,545)
Korean Won	275,705,670	USD	201,000	BCLY	199,554	6/20/24	(1,446)
Korean Won	284,362,044	USD	208,607	BNP	205,702	6/10/24	(2,905)
Korean Won	69,027,606	USD	50,632	BNP	49,933	6/10/24	(699)
Korean Won	97,105,077	USD	70,887	BNP	70,256	6/13/24	(631)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Korean Won	44,808,217	USD	32,709	BNP	32,418	6/13/24	(291)
Korean Won	691,244,016	USD	500,000	BNP	499,876	6/3/24	(124)
Korean Won	339,277,767	USD	246,835	HSBC	245,567	6/20/24	(1,268)
Korean Won	691,000,711	USD	506,859	JPM	500,143	6/20/24	(6,716)
Korean Won	691,644,422	USD	502,466	JPM	500,166	6/3/24	(2,300)
Korean Won	27,610,510	USD	20,253	JPM	19,973	6/10/24	(280)
Korean Won	23,169,643	USD	16,912	JPM	16,763	6/13/24	(149)
Malaysian Ringgit	2,153	USD	461	GSC	458	6/20/24	(3)
Mexican Peso	4,152,914	USD	247,500	BCLY	244,135	6/20/24	(3,365)
Mexican Peso	3,004,000	USD	178,789	BNP	176,595	6/20/24	(2,194)
Mexican Peso	1,886,394	USD	112,500	BNP	110,894	6/20/24	(1,606)
Mexican Peso	6,724,000	USD	397,304	GSC	395,280	6/20/24	(2,024)
Mexican Peso	32,145,869	USD	1,893,105	JPM	1,889,740	6/20/24	(3,365)
Mexican Peso	4,560,438	USD	270,000	SOG	268,092	6/20/24	(1,908)
New Taiwan Dollar	4,051,364	USD	131,000	BNP	124,961	6/20/24	(6,039)
New Taiwan Dollar	2,370,895	USD	73,272	BNP	73,053	6/11/24	(219)
New Taiwan Dollar	6,531,682	USD	201,676	BNP	201,465	6/20/24	(211)
New Taiwan Dollar	4,464,735	USD	137,735	BNP	137,601	6/13/24	(134)
New Taiwan Dollar	6,065,102	USD	187,000	BNP	187,074	6/20/24	74
New Taiwan Dollar	2,093,679	USD	65,106	BNP	65,201	9/13/24	95
New Taiwan Dollar	16,269,000	USD	500,000	BNP	501,806	6/20/24	1,806
New Taiwan Dollar	5,817,108	USD	179,704	HSBC	179,240	6/11/24	(464)
New Taiwan Dollar	2,148,758	USD	66,422	HSBC	66,209	6/11/24	(213)
New Taiwan Dollar	494,083	USD	15,348	HSBC	15,387	9/13/24	39
New Taiwan Dollar	1,976,331	USD	61,392	HSBC	61,546	9/13/24	154
New Taiwan Dollar	1,389,517	USD	42,867	JPM	42,824	6/13/24	(43)
New Taiwan Dollar	2,734,125	USD	85,074	SCB	85,145	9/13/24	71
New Taiwan Dollar	9,219,052	USD	295,327	UBS	284,355	6/20/24	(10,972)
New Zealand Dollar	2,985	USD	1,827	BOA	1,835	6/4/24	8
New Zealand Dollar	294,000	USD	176,911	HSBC	180,722	6/4/24	3,811
Norwegian Krone	276,646	USD	25,208	BOA	26,357	6/4/24	1,149
Norwegian Krone	1,080,000	USD	100,496	NWM	102,894	6/4/24	2,398
Polish Zloty	785,524	USD	199,763	BCLY	199,236	7/22/24	(527)
Polish Zloty	786,000	USD	199,466	BCLY	199,357	7/22/24	(109)
Polish Zloty	384,000	USD	97,449	BCLY	97,395	7/22/24	(54)
Polish Zloty	303,319	USD	75,962	BCLY	76,932	7/22/24	970
Polish Zloty	8,157	USD	2,080	BNP	2,069	7/22/24	(11)
Polish Zloty	240,000	USD	59,805	BNP	60,872	7/22/24	1,067
Polish Zloty	497,000	USD	124,116	BNP	126,057	7/22/24	1,941
Polish Zloty	3,713,789	USD	916,497	BNP	941,945	7/22/24	25,448
Polish Zloty	395,605	USD	100,330	BOA	100,339	7/22/24	9
Singapore Dollar	2,056,115	USD	1,525,534	JPM	1,521,695	6/4/24	(3,839)
South African Rand	19,772,642	USD	1,075,682	GSC	1,051,276	6/20/24	(24,406)
Swiss Franc	2,595,153	USD	2,862,651	UBS	2,876,154	6/4/24	13,503
Thai Baht	5,835,523	USD	161,090	BNP	158,484	6/20/24	(2,606)
Thai Baht	9,189,240	USD	251,974	BOA	249,567	6/20/24	(2,407)
Thai Baht	19,913,404	USD	545,797	GSC	540,819	6/20/24	(4,978)
Turkish Lira	5,104,500	USD	150,000	JPM	152,888	7/12/24	2,888
Turkish Lira	10,852,380	USD	319,000	JPM	325,727	7/10/24	6,727
Turkish Lira	13,815,676	USD	413,000	JPM	420,700	6/25/24	7,700

							(271,778)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Dollar	1,184,956	USD	784,177	BCLY	789,015	7/2/24	(4,838)
Australian Dollar	270,000	USD	177,693	BCLY	179,631	6/4/24	(1,938)
Australian Dollar	250,000	USD	166,187	BNP	166,326	6/4/24	(139)
Australian Dollar	235,000	USD	156,705	BNP	156,345	6/4/24	360
Australian Dollar	2,956	USD	1,975	BOA	1,967	6/4/24	8
Australian Dollar	554,000	USD	363,229	HSBC	368,576	6/4/24	(5,347)
Australian Dollar	173,000	USD	114,452	HSBC	115,194	7/2/24	(742)
Australian Dollar	212,000	USD	140,210	SCB	141,044	6/4/24	(834)
Brazilian Real	45,797	USD	8,981	BNP	8,721	6/4/24	260
Brazilian Real	91,513	USD	17,962	BNP	17,427	6/4/24	535
Brazilian Real	225,535	USD	43,623	BNP	42,949	6/4/24	674
Brazilian Real	282,262	USD	54,529	BNP	53,751	6/4/24	778
Brazilian Real	281,795	USD	54,531	BNP	53,662	6/4/24	869
Brazilian Real	459,130	USD	89,812	BNP	87,432	6/4/24	2,380
Brazilian Real	410,456	USD	80,561	BNP	78,164	6/4/24	2,397
Brazilian Real	405,896	USD	79,982	BNP	77,295	6/4/24	2,687
Brazilian Real	702,476	USD	137,000	BNP	133,773	6/4/24	3,227
Brazilian Real	2,321,750	USD	445,804	BNP	440,782	7/2/24	5,022
Brazilian Real	1,565,962	USD	311,356	BNP	297,297	7/2/24	14,059
Brazilian Real	841,967	USD	160,632	DUB	160,337	6/4/24	295
Brazilian Real	847,342	USD	164,630	DUB	160,433	8/2/24	4,197
Brazilian Real	258,858	USD	50,000	GSC	49,295	6/4/24	705
Brazilian Real	2,300,000	USD	464,356	GSC	436,653	7/2/24	27,703
Brazilian Real	449,403	USD	89,357	JPM	85,319	7/2/24	4,038
Brazilian Real	1,000,000	USD	201,296	JPM	189,848	7/2/24	11,448
British Pound	8,411,189	USD	10,528,820	BNP	10,718,372	6/4/24	(189,552)
British Pound	304,000	USD	386,363	BNP	387,387	6/4/24	(1,024)
British Pound	7,984,189	USD	10,199,049	BNP	10,175,711	7/2/24	23,338
British Pound	298,000	USD	379,278	JPM	379,741	6/4/24	(463)
Canadian Dollar	7,954,545	USD	5,827,446	BCLY	5,837,341	6/4/24	(9,895)
Canadian Dollar	3,123,872	USD	2,294,252	HSBC	2,293,680	7/2/24	572
Chinese Offshore Renminbi	3,777,222	USD	523,859	BCLY	524,122	9/20/24	(263)
Chinese Offshore Renminbi	5,386,542	USD	743,125	BNP	743,189	7/2/24	(64)
Chinese Offshore Renminbi	1,278,390	USD	177,340	BNP	177,388	9/20/24	(48)
Chinese Offshore Renminbi	253,063	USD	35,141	BNP	35,115	9/20/24	26
Chinese Offshore Renminbi	2,357,981	USD	327,429	BNP	327,190	9/20/24	239
Chinese Offshore Renminbi	2,637,557	USD	364,379	BNP	363,760	6/27/24	619
Chinese Offshore Renminbi	2,727,874	USD	380,988	BNP	379,472	10/25/24	1,516
Chinese Offshore Renminbi	3,258,609	USD	455,413	BNP	452,160	9/20/24	3,253
Chinese Offshore Renminbi	6,106,806	USD	851,255	BNP	847,372	9/20/24	3,883
Chinese Offshore Renminbi	2,616,764	USD	363,395	HSBC	363,099	9/20/24	296
Chinese Offshore Renminbi	4,067,751	USD	565,018	HSBC	564,436	9/20/24	582
Chinese Offshore Renminbi	846,944	USD	118,280	JPM	117,818	10/25/24	462
Chinese Offshore Renminbi	7,938,634	USD	1,109,492	JPM	1,104,337	10/25/24	5,155
Chinese Offshore Renminbi	2,170,935	USD	301,657	SCB	301,236	9/20/24	421
Chinese Offshore Renminbi	2,376,513	USD	328,293	SCB	327,785	6/28/24	508
Chinese Offshore Renminbi	4,057,300	USD	561,564	SCB	559,429	6/24/24	2,135
Chinese Offshore Renminbi	2,869,321	USD	400,558	SCB	398,143	9/20/24	2,415
Chinese Onshore Renminbi	67,440	USD	9,487	BNP	9,315	6/6/24	172
Chinese Onshore Renminbi	262,002	USD	36,767	HSBC	36,187	6/6/24	580

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Chinese Onshore Renminbi	109,810	USD	15,451	JPM	15,167	6/6/24	284
Chinese Onshore Renminbi	262,168	USD	36,840	SCB	36,210	6/6/24	630
Chinese Onshore Renminbi	572,772	USD	80,534	SCB	79,109	6/6/24	1,425
Colombian Peso	103,191,046	USD	26,782	BNP	26,636	6/20/24	146
Colombian Peso	317,714,288	USD	82,652	BNP	82,009	6/20/24	643
Danish Krone	2,895,794	USD	416,388	BCLY	421,192	6/4/24	(4,804)
Danish Krone	1,738,228	USD	253,059	BCLY	253,232	7/2/24	(173)
Danish Krone	4,389,605	USD	632,939	HSBC	638,465	6/4/24	(5,526)
Danish Krone	4,100,000	USD	604,777	HSBC	606,898	4/1/25	(2,121)
Danish Krone	4,000,000	USD	591,091	JPM	589,080	1/2/25	2,011
Danish Krone	2,690,683	USD	390,767	UBS	391,989	7/2/24	(1,222)
Euro	26,275,764	USD	28,210,696	BOA	28,505,276	6/4/24	(294,580)
Euro	22,703,754	USD	24,649,448	BOA	24,661,481	7/2/24	(12,033)
Euro	462,000	USD	500,188	SCB	501,838	7/2/24	(1,650)
Euro	481,000	USD	523,085	UBS	521,813	6/4/24	1,272
Indian Rupee	2,229,706	USD	26,840	BCLY	26,703	6/20/24	137
Indian Rupee	29,252,346	USD	350,000	BNP	350,498	6/3/24	(498)
Indian Rupee	1,452,014	USD	17,370	BNP	17,393	6/13/24	(23)
Indian Rupee	613,839	USD	7,343	BNP	7,354	6/10/24	(11)
Indian Rupee	420,511	USD	5,033	BNP	5,038	6/10/24	(5)
Indian Rupee	199,694	USD	2,390	BNP	2,392	6/10/24	(2)
Indian Rupee	29,259,824	USD	350,740	BNP	350,587	6/3/24	153
Indian Rupee	12,553,702	USD	150,551	BNP	150,351	6/18/24	200
Indian Rupee	7,724,855	USD	92,944	BNP	92,512	6/20/24	432
Indian Rupee	29,266,496	USD	351,110	BNP	350,604	6/10/24	506
Indian Rupee	29,411,417	USD	351,824	BNP	351,015	9/24/24	809
Indian Rupee	12,280,454	USD	147,000	BOA	147,069	6/20/24	(69)
Indian Rupee	1,555,890	USD	18,586	HSBC	18,633	6/20/24	(47)
Indian Rupee	1,278,769	USD	15,298	HSBC	15,319	6/10/24	(21)
Indian Rupee	1,459,331	USD	17,433	JPM	17,417	9/24/24	16
Indian Rupee	1,179,133	USD	14,190	JPM	14,121	6/20/24	69
Indian Rupee	3,616,848	USD	43,561	JPM	43,315	6/20/24	246
Indian Rupee	29,285,588	USD	351,513	JPM	350,742	6/18/24	771
Indian Rupee	27,811,600	USD	334,035	JPM	333,068	6/20/24	967
Indian Rupee	2,283,012	USD	27,282	SCB	27,341	6/20/24	(59)
Indian Rupee	2,288,152	USD	27,356	SCB	27,403	6/20/24	(47)
Indian Rupee	1,832,597	USD	21,936	SCB	21,947	6/20/24	(11)
Indian Rupee	3,156,388	USD	37,792	SCB	37,800	6/20/24	(8)
Indian Rupee	210,338	USD	2,516	SCB	2,520	6/10/24	(4)
Indian Rupee	2,188,298	USD	26,214	SCB	26,207	6/20/24	7
Indian Rupee	2,343,190	USD	28,079	SCB	28,062	6/20/24	17
Indian Rupee	1,547,854	USD	18,574	SCB	18,543	6/10/24	31
Indian Rupee	2,409,777	USD	28,902	SCB	28,868	6/10/24	34
Indian Rupee	5,384,411	USD	64,525	SCB	64,483	6/20/24	42
Indian Rupee	5,697,888	USD	68,672	SCB	68,237	6/20/24	435
Indian Rupee	9,650,643	USD	116,249	SCB	115,575	6/20/24	674
Indonesian Rupiah	1,674,871,690	USD	103,451	BCLY	103,037	6/28/24	414
Indonesian Rupiah	25,511,954	USD	1,587	BNP	1,570	6/14/24	17
Indonesian Rupiah	95,611,482	USD	5,952	BNP	5,883	6/14/24	69
Indonesian Rupiah	254,040,693	USD	15,792	BNP	15,631	6/14/24	161

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Indonesian Rupiah	961,131,797	USD	59,808	BNP	59,140	6/13/24	668
Indonesian Rupiah	1,276,229,262	USD	79,364	BNP	78,528	6/14/24	836
Indonesian Rupiah	5,028,322,813	USD	310,389	BNP	309,338	6/28/24	1,051
Indonesian Rupiah	1,594,598,391	USD	99,199	BNP	98,117	6/14/24	1,082
Indonesian Rupiah	1,479,573,376	USD	94,000	BNP	91,032	6/20/24	2,968
Indonesian Rupiah	319,388,061	USD	19,839	BOA	19,652	6/14/24	187
Indonesian Rupiah	319,169,832	USD	19,839	BOA	19,639	6/14/24	200
Indonesian Rupiah	325,513,920	USD	20,256	BOA	20,029	6/14/24	227
Indonesian Rupiah	806,300,000	USD	50,000	GSC	49,608	6/20/24	392
Indonesian Rupiah	785,748,138	USD	49,832	GSC	48,344	6/20/24	1,488
Indonesian Rupiah	353,421,625	USD	21,978	HSBC	21,746	6/14/24	232
Indonesian Rupiah	4,005,479,786	USD	246,022	JPM	246,441	6/20/24	(419)
Indonesian Rupiah	3,977,268,838	USD	244,319	JPM	244,705	6/20/24	(386)
Indonesian Rupiah	1,625,250,000	USD	100,000	JPM	100,015	6/3/24	(15)
Indonesian Rupiah	260,476,927	USD	16,194	JPM	16,027	6/14/24	167
Indonesian Rupiah	1,627,133,904	USD	100,113	UBS	100,131	6/3/24	(18)
Indonesian Rupiah	1,627,666,822	USD	101,123	UBS	100,144	6/20/24	979
Israeli New Shekel	176,429	USD	47,469	BCLY	47,547	6/20/24	(78)
Israeli New Shekel	133,717	USD	35,970	BCLY	36,036	6/20/24	(66)
Israeli New Shekel	8,469	USD	2,294	BCLY	2,282	6/20/24	12
Israeli New Shekel	154,726	USD	42,545	BCLY	41,698	6/20/24	847
Israeli New Shekel	185,365	USD	50,216	GSC	49,955	6/20/24	261
Israeli New Shekel	238,000	USD	63,839	HSBC	64,140	6/20/24	(301)
Israeli New Shekel	307,596	USD	84,640	HSBC	82,896	6/20/24	1,744
Israeli New Shekel	1,154,608	USD	316,976	JPM	311,161	6/20/24	5,815
Japanese Yen	51,200,000	USD	329,432	BCLY	325,565	6/4/24	3,867
Japanese Yen	90,000,000	USD	591,765	BCLY	577,221	7/29/24	14,544
Japanese Yen	100,000,000	USD	683,841	BCLY	668,639	5/20/25	15,202
Japanese Yen	450,026	USD	2,905	BNP	2,862	6/4/24	43
Japanese Yen	91,400,000	USD	588,695	BNP	581,185	6/4/24	7,510
Japanese Yen	2,126,954,673	USD	13,605,717	BNP	13,584,245	7/2/24	21,472
Japanese Yen	140,000,000	USD	936,854	BNP	894,979	7/8/24	41,875
Japanese Yen	1,339,425,233	USD	8,593,837	BNP	8,516,995	6/4/24	76,842
Japanese Yen	890,000,000	USD	5,980,901	BNP	5,696,567	7/16/24	284,334
Japanese Yen	920,000,000	USD	6,209,380	BNP	5,849,998	6/3/24	359,382
Japanese Yen	59,700,000	USD	390,314	BOA	379,614	6/4/24	10,700
Japanese Yen	22,000,000	USD	140,630	DUB	140,508	7/2/24	122
Japanese Yen	507,863,124	USD	3,244,628	DUB	3,229,346	6/4/24	15,282
Japanese Yen	89,000,000	USD	570,790	GSC	565,924	6/4/24	4,866
Japanese Yen	50,000,000	USD	371,443	GSC	343,355	1/5/26	28,088
Japanese Yen	16,200,000	USD	103,735	HSBC	103,011	6/4/24	724
Japanese Yen	16,670,000	USD	133,686	HSBC	107,927	10/1/24	25,759
Japanese Yen	120,000,000	USD	810,457	HSBC	763,727	6/10/24	46,730
Japanese Yen	50,000,000	USD	400,705	HSBC	323,717	10/1/24	76,988
Japanese Yen	83,330,000	USD	668,378	HSBC	539,508	10/1/24	128,870
Japanese Yen	14,500,000	USD	93,342	JPM	92,201	6/4/24	1,141
Japanese Yen	66,000,000	USD	424,728	JPM	419,673	6/4/24	5,055
Japanese Yen	60,000,000	USD	437,801	JPM	412,027	1/5/26	25,774
Japanese Yen	39,900,000	USD	320,032	JPM	258,327	10/1/24	61,705
Japanese Yen	40,100,000	USD	321,482	JPM	259,622	10/1/24	61,860

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Japanese Yen	40,000,000	USD	323,533	JPM	258,974	10/1/24	64,559
Japanese Yen	54,800,000	USD	352,614	SCB	348,457	6/4/24	4,157
Korean Won	62,960,963	USD	47,898	BCLY	45,571	6/20/24	2,327
Korean Won	72,961,751	USD	56,005	BCLY	52,809	6/20/24	3,196
Korean Won	189,898,769	USD	145,494	BCLY	137,448	6/20/24	8,046
Korean Won	40,522,770	USD	29,894	BNP	29,313	6/10/24	581
Korean Won	691,244,016	USD	502,175	BNP	499,876	6/3/24	2,299
Korean Won	184,234,273	USD	141,019	BNP	133,348	6/20/24	7,671
Korean Won	451,168,307	USD	350,075	BNP	326,554	6/20/24	23,521
Korean Won	200,674,570	USD	145,906	BOA	145,247	6/20/24	659
Korean Won	64,800,801	USD	49,810	BOA	46,902	6/20/24	2,908
Korean Won	205,296,988	USD	157,723	DUB	148,593	6/20/24	9,130
Korean Won	118,950,881	USD	86,000	GSC	86,096	6/20/24	(96)
Korean Won	98,178,900	USD	76,464	GSC	71,061	6/20/24	5,403
Korean Won	1,502,000,894	USD	1,108,541	GSC	1,087,141	6/20/24	21,400
Korean Won	339,448,083	USD	246,835	HSBC	245,549	6/10/24	1,286
Korean Won	126,577,430	USD	95,000	JPM	91,616	6/20/24	3,384
Korean Won	64,252,308	USD	50,102	JPM	46,506	6/20/24	3,596
Korean Won	691,644,422	USD	506,859	JPM	500,166	6/3/24	6,693
Korean Won	183,386,604	USD	141,394	JPM	132,734	6/20/24	8,660
Korean Won	268,962,629	USD	196,393	SCB	194,674	6/20/24	1,719
Korean Won	64,148,738	USD	48,267	SCB	46,431	6/20/24	1,836
Korean Won	64,986,673	USD	49,258	SCB	47,037	6/20/24	2,221
Korean Won	1,196,906,254	USD	919,184	SCB	866,315	6/20/24	52,869
Malaysian Ringgit	12,755,098	USD	2,675,315	BNP	2,712,603	6/20/24	(37,288)
Malaysian Ringgit	450,823	USD	95,000	GSC	95,876	6/20/24	(876)
Mexican Peso	4,648,000	USD	270,430	BCLY	273,239	6/20/24	(2,809)
Mexican Peso	23,851	USD	1,394	BCLY	1,402	6/20/24	(8)
Mexican Peso	1,939,000	USD	114,829	BCLY	113,987	6/20/24	842
Mexican Peso	5,023,000	USD	295,079	BNP	295,284	6/20/24	(205)
Mexican Peso	95,468	USD	5,688	BNP	5,612	6/20/24	76
Mexican Peso	1,671,000	USD	99,518	BNP	98,233	6/20/24	1,285
Mexican Peso	6,763,278	USD	400,000	BNP	397,589	6/20/24	2,411
Mexican Peso	6,735,000	USD	399,111	BNP	395,926	6/20/24	3,185
Mexican Peso	1,675,383	USD	100,000	GSC	98,490	6/20/24	1,510
Mexican Peso	1,547,000	USD	93,001	GSC	90,942	6/20/24	2,059
Mexican Peso	2,411,000	USD	143,851	GSC	141,734	6/20/24	2,117
Mexican Peso	3,665,000	USD	210,807	JPM	215,452	6/20/24	(4,645)
Mexican Peso	6,757,000	USD	396,181	JPM	397,220	6/20/24	(1,039)
Mexican Peso	1,580,000	USD	94,332	JPM	92,882	6/20/24	1,450
Mexican Peso	3,451,000	USD	205,059	JPM	202,872	6/20/24	2,187
Mexican Peso	2,269,000	USD	135,639	JPM	133,387	6/20/24	2,252
Mexican Peso	984,000	USD	57,996	SCB	57,846	6/20/24	150
New Taiwan Dollar	14,056,416	USD	432,000	BNP	433,560	6/20/24	(1,560)
New Taiwan Dollar	511,148	USD	16,620	BNP	15,766	6/20/24	854
New Taiwan Dollar	864,642	USD	28,081	BNP	26,669	6/20/24	1,412
New Taiwan Dollar	3,613,595	USD	114,000	BNP	111,459	6/20/24	2,541
New Taiwan Dollar	6,115,838	USD	197,459	BNP	188,639	6/20/24	8,820
New Taiwan Dollar	5,220,303	USD	170,000	BNP	161,017	6/20/24	8,983
New Taiwan Dollar	13,572,786	USD	438,355	BNP	418,643	6/20/24	19,712

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
New Taiwan Dollar	20,049,825	USD	645,000	BNP	618,422	6/20/24	26,578
New Taiwan Dollar	54,276,428	USD	1,764,869	JPM	1,674,117	6/20/24	90,752
New Zealand Dollar	85,000	USD	51,881	BCLY	52,249	6/4/24	(368)
New Zealand Dollar	19,015	USD	11,610	BOA	11,688	7/2/24	(78)
New Zealand Dollar	167,000	USD	101,254	NWM	102,655	6/4/24	(1,401)
New Zealand Dollar	64,000	USD	38,171	SCB	39,341	6/4/24	(1,170)
Norwegian Krone	245,000	USD	22,452	BNP	23,341	6/4/24	(889)
Norwegian Krone	1,090,000	USD	100,755	GSC	103,846	6/4/24	(3,091)
Peruvian Sol	368,712	USD	99,617	DUB	98,946	6/20/24	671
Polish Zloty	290,000	USD	71,448	BCLY	73,554	7/22/24	(2,106)
Singapore Dollar	5,172	USD	3,847	BCLY	3,828	6/4/24	19
Singapore Dollar	158,000	USD	117,334	BCLY	116,933	6/4/24	401
Singapore Dollar	1,408,618	USD	1,041,869	BOA	1,042,494	6/4/24	(625)
Singapore Dollar	483,867	USD	358,934	GSC	358,101	6/4/24	833
Singapore Dollar	1,250,000	USD	927,161	HSBC	926,383	7/2/24	778
Singapore Dollar	2,053,331	USD	1,525,534	JPM	1,521,736	7/2/24	3,798
Swedish Krona	8,155,000	USD	747,520	BCLY	774,932	6/4/24	(27,412)
Swedish Krona	10,023,472	USD	919,647	SCB	952,485	6/4/24	(32,838)
Swiss Franc	1,651,842	USD	1,812,434	BCLY	1,830,701	6/4/24	(18,267)
Swiss Franc	11,508	USD	12,793	BOA	12,795	7/2/24	(2)
Swiss Franc	137,000	USD	149,833	HSBC	151,834	6/4/24	(2,001)
Swiss Franc	4,888	USD	5,411	JPM	5,417	6/4/24	(6)
Swiss Franc	91,000	USD	99,749	NWM	100,853	6/4/24	(1,104)
Swiss Franc	176,000	USD	193,971	NWM	195,057	6/4/24	(1,086)
Swiss Franc	182,000	USD	201,195	SCB	201,706	6/4/24	(511)
Swiss Franc	317,000	USD	350,968	SCB	351,324	6/4/24	(356)
Swiss Franc	47,000	USD	51,808	SCB	52,090	6/4/24	(282)
Swiss Franc	2,586,880	USD	2,862,651	UBS	2,876,427	7/2/24	(13,776)
Thai Baht	25,000	USD	682	BNP	679	6/20/24	3
Thai Baht	89,568	USD	2,456	BOA	2,433	6/20/24	23
Thai Baht	36,896,771	USD	1,006,376	HSBC	1,002,063	6/20/24	4,313
Thai Baht	84,300	USD	2,347	JPM	2,290	6/20/24	57

							1,211,277

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$939,499

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2024, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
iBoxx Investment Grade Index	SOFR	3.104%	PAM	6/20/24	BNP	USD	7,800,000	$139,845	$98,559	$41,286
iBoxx Investment Grade Index	SOFR	3.098%	PAM	9/20/24	JPM	USD	5,200,000	91,513	65,706	25,807

								$231,358	$164,265	$67,093

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2024, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month MYR-KLIBOR	3.750%	9/18/29	3-Month	BOA	MYR	1,780,000	$153	$(1,446)	$1,599
Pay	3-Month MYR-KLIBOR	3.750%	9/18/29	3-Month	GSC	MYR	1,160,000	100	(975)	1,075
Pay	3-Month MYR-KLIBOR	3.835%	4/25/29	3-Month	GSC	MYR	1,400,000	1,753	–	1,753
Receive	3-Month MYR-KLIBOR	3.500%	3/20/29	3-Month	GSC	MYR	13,880,000	27,076	18,314	8,762
Receive	3-Month MYR-KLIBOR	3.750%	9/20/33	3-Month	GSC	MYR	1,510,000	4,217	9,564	(5,347)
Pay	China 7-Day Reverse Repo Index	2.250%	9/18/29	3-Month	BNP	CNY	2,700,000	3,409	3,411	(2)

								$36,708	$28,868	$7,840

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2024, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month	NZD	900,000	$(13,770)	$(28,224)	$14,454
Pay	3-Month FRA New Zealand Bank Bill	4.000%	6/14/24	6-Month	NZD	10,100,000	35,336	(22,659)	57,995
Pay	3-Month FRA New Zealand Bank Bill	4.000%	6/19/29	6-Month	NZD	1,300,000	(21,186)	(17,482)	(3,704)
Receive	3-Month FRA New Zealand Bank Bill	4.250%	3/18/30	6-Month	NZD	3,800,000	4,283	408	3,875
Pay	3-Month SEK-STIBOR	0.500%	6/19/24	12-Month	SEK	4,800,000	(2,532)	6,261	(8,793)
Pay	6-Month Australian Bank Bill	4.000%	6/21/33	6-Month	AUD	6,200,000	(173,746)	(139,835)	(33,911)
Pay	6-Month Australian Bank Bill	4.500%	9/15/32	6-Month	AUD	10,400,000	(32,491)	(258,134)	225,643
Receive	6-Month Australian Bank Bill	4.500%	6/19/34	6-Month	AUD	2,000,000	8,065	1,612	6,453
Pay	6-Month Australian Bank Bill	4.750%	12/20/33	6-Month	AUD	9,900,000	(10,717)	(129,821)	119,104
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	24,041	6,520	17,521
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	54,086	11,996	42,090
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month	EUR	200,000	(3,105)	—	(3,105)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(40,236)	—	(40,236)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(23,734)	—	(23,734)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(15,846)	—	(15,846)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(34,244)	—	(34,244)
Pay	6-Month EURIBOR	2.250%	9/21/37	12-Month	EUR	5,650,000	(379,954)	141,469	(521,423)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(188,887)	176,898	(365,785)
Receive	6-Month EURIBOR	2.500%	9/18/54	12-Month	EUR	4,600,000	48,244	(237,258)	285,502
Pay	6-Month EURIBOR	2.750%	9/18/29	12-Month	EUR	18,200,000	(144,627)	222,151	(366,778)
Pay	6-Month EURIBOR	2.750%	9/18/34	12-Month	EUR	9,600,000	(79,013)	115,435	(194,448)
Pay	6-Month EURIBOR	3.000%	9/18/26	12-Month	EUR	14,300,000	(69,943)	(9,651)	(60,292)
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	(3,259)	47,415	(50,674)
Receive	6-Month EURIBOR	3.000%	3/15/33	12-Month	EUR	3,160,000	(43,924)	(33,464)	(10,460)
Receive	6-Month EURIBOR	3.280%	11/22/33	12-Month	EUR	100,000	(5,314)	—	(5,314)
Pay	6-Month EURIBOR	3.370%	10/9/28	12-Month	EUR	710,000	22,346	—	22,346
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	(120,056)	(90,197)	(29,859)
Receive	28-Day MXN TIIE Banxico	8.673%	5/31/29	28-Day	MXN	860,000	1,691	—	1,691
Receive	28-Day MXN TIIE Banxico	8.680%	5/31/29	28-Day	MXN	1,000,000	1,950	—	1,950
Receive	28-Day MXN TIIE Banxico	8.681%	5/31/29	28-Day	MXN	1,000,000	1,947	—	1,947
Receive	28-Day MXN TIIE Banxico	8.725%	3/7/29	28-Day	MXN	1,900,000	3,501	—	3,501
Receive	28-Day MXN TIIE Banxico	8.760%	3/1/29	28-Day	MXN	1,900,000	3,178	—	3,178
Receive	28-Day MXN TIIE Banxico	8.810%	5/29/31	28-Day	MXN	900,000	1,563	—	1,563
Receive	28-Day MXN TIIE Banxico	9.008%	3/1/29	28-Day	MXN	3,800,000	4,217	—	4,217
Receive	28-Day MXN TIIE Banxico	9.260%	6/3/27	28-Day	MXN	900,000	908	—	908
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	450,000,000	(176,810)	(16,099)	(160,711)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(199,514)	(164,853)	(34,661)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.200%	6/19/29	6-Month	JPY	294,000,000	(54,606)	39,826	(94,432)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	(16,548)	(1,479)	(15,069)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	72,730	(20,457)	93,187
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	12/15/51	12-Month	JPY	67,000,000	(128,551)	(28,522)	(100,029)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.450%	12/15/51	12-Month	JPY	40,000,000	(72,732)	(61,872)	(10,860)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.700%	3/15/52	12-Month	JPY	40,000,000	(60,293)	(4,225)	(56,068)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.800%	6/15/52	12-Month	JPY	120,000,000	$(160,342)	$(74,226)	$(86,116)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.850%	9/20/33	12-Month	JPY	80,000,000	(6,071)	776	(6,847)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.000%	9/18/34	12-Month	JPY	60,000,000	(5,390)	(2,859)	(2,531)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.200%	9/20/53	12-Month	JPY	10,000,000	(8,004)	2,520	(10,524)
Pay	Canadian Overnight Repo Rate Average	1.500%	6/17/30	6-Month	CAD	2,200,000	(205,856)	(184,229)	(21,627)
Pay	Canadian Overnight Repo Rate Average	1.713%	10/2/29	6-Month	CAD	700,000	(49,269)	(52,319)	3,050
Pay	Canadian Overnight Repo Rate Average	1.900%	12/18/29	6-Month	CAD	800,000	(55,102)	(52,932)	(2,170)
Receive	Canadian Overnight Repo Rate Average	3.250%	3/15/28	6-Month	CAD	990,000	15,666	13,208	2,458
Receive	Canadian Overnight Repo Rate Average	3.250%	12/20/33	6-Month	CAD	2,500,000	65,239	144,403	(79,164)
Pay	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	(8,003)	(10,586)	2,583
Pay	Canadian Overnight Repo Rate Average	3.500%	12/18/25	PAM	CAD	12,600,000	(55,615)	(24,828)	(30,787)
Pay	Canadian Overnight Repo Rate Average	3.500%	3/19/26	PAM	CAD	5,600,000	(17,916)	—	(17,916)
Pay	Canadian Overnight Repo Rate Average	3.500%	6/19/26	PAM	CAD	10,200,000	(21,266)	(11,596)	(9,670)
Receive	Canadian Overnight Repo Rate Average	3.500%	6/1/32	6-Month	CAD	2,000,000	11,364	(15,509)	26,873
Receive	Canadian Overnight Repo Rate Average	3.750%	12/20/33	6-Month	CAD	2,000,000	(9,902)	(9,424)	(478)
Pay	Canadian Overnight Repo Rate Average	3.898%	6/19/26	PAM	CAD	5,000,000	2,979	(336)	3,315
Pay	Canadian Overnight Repo Rate Average	3.925%	6/19/26	PAM	CAD	4,300,000	3,359	(371)	3,730
Pay	China 7-Day Reverse Repo Index	2.250%	9/18/29	3-Month	CNY	129,090,000	162,931	94,719	68,212
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.250%	9/18/29	6-Month	INR	649,110,000	(53,250)	(40,956)	(12,294)
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.500%	9/18/29	6-Month	INR	75,750,000	3,072	2,120	952
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.500%	9/18/34	6-Month	INR	20,180,000	(741)	(2,367)	1,626
Receive	KSDA South Korea Daily Closing of 3-Month Certificate of Deposit	3.250%	9/18/29	3-Month	KRW	2,139,200,000	14,623	(7,257)	21,880
Receive	KSDA South Korea Daily Closing of 3-Month Certificate of Deposit	3.250%	9/18/34	3-Month	KRW	310,430,000	4,242	1,721	2,521
Receive	RBA Interbank Overnight Cash Rate	4.335%	9/25/24	PAM	AUD	11,500,000	145	(5,320)	5,465
Receive	Singapore Overnight Rate Average	2.750%	9/18/29	6-Month	SGD	12,610,000	159,673	23,745	135,928
Receive	SOFR	0.500%	6/15/24	12-Month	USD	800,000	39,438	7,740	31,698
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	106,412	3,719	102,693
Receive	SOFR	1.298%	8/25/24	6-Month	USD	1,400,000	11,702	(30,011)	41,713
Receive	SOFR	1.750%	6/15/24	12-Month	USD	8,000,000	287,945	367,708	(79,763)
Pay	SOFR	2.310%	1/16/25	PAM	USD	5,400,000	(163,496)	—	(163,496)
Pay	SOFR	2.697%	4/4/25	PAM	USD	700,000	(17,701)	—	(17,701)
Pay	SOFR	2.721%	4/10/25	PAM	USD	200,000	(4,990)	—	(4,990)
Pay	SOFR	2.790%	4/10/25	PAM	USD	600,000	(14,564)	—	(14,564)
Pay	SOFR	2.841%	10/31/24	PAM	USD	200,000	(5,107)	—	(5,107)
Pay	SOFR	2.910%	11/14/24	PAM	USD	400,000	(9,914)	—	(9,914)
Pay	SOFR	2.920%	10/17/24	PAM	USD	600,000	(14,872)	—	(14,872)
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	337,527	(3,697)	341,224
Pay	SOFR	2.968%	6/30/24	12-Month	USD	10,400,000	(244,718)	—	(244,718)
Pay	SOFR	2.973%	10/27/24	PAM	USD	300,000	(7,289)	—	(7,289)
Pay	SOFR	3.000%	6/21/30	12-Month	USD	600,000	(51,225)	(25,103)	(26,122)
Pay	SOFR	3.018%	10/24/24	PAM	USD	200,000	(4,758)	—	(4,758)
Pay	SOFR	3.088%	11/7/24	PAM	USD	100,000	(2,303)	—	(2,303)
Pay	SOFR	3.140%	10/25/24	PAM	USD	200,000	(4,511)	—	(4,511)
Receive	SOFR	3.150%	5/13/25	PAM	USD	13,400,000	270,058	5,337	264,721
Pay	SOFR	3.190%	10/25/24	PAM	USD	200,000	(4,411)	—	(4,411)
Receive	SOFR	3.200%	5/13/25	PAM	USD	1,100,000	21,633	(364)	21,997
Pay	SOFR	3.225%	9/30/29	12-Month	USD	900,000	(55,754)	3,139	(58,893)
Pay	SOFR	3.225%	10/25/24	PAM	USD	100,000	(2,170)	—	(2,170)
Receive	SOFR	3.250%	12/20/53	12-Month	USD	2,400,000	289,235	297,742	(8,507)
Pay	SOFR	3.340%	2/23/30	12-Month	USD	580,000	(28,788)	—	(28,788)
Pay	SOFR	3.470%	2/22/30	12-Month	USD	800,000	(34,200)	—	(34,200)
Receive	SOFR	3.500%	12/18/25	PAM	USD	9,600,000	109,269	38,468	70,801
Pay	SOFR	3.500%	6/22/30	12-Month	USD	190,000	(10,289)	—	(10,289)
Pay	SOFR	3.500%	12/20/33	12-Month	USD	14,220,000	(810,286)	(715,336)	(94,950)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	3.500%	12/20/38	12-Month	USD	3,200,000	$240,315	$50,178	$190,137
Receive	SOFR	3.500%	6/20/54	12-Month	USD	300,000	19,669	14,915	4,754
Pay	SOFR	3.650%	11/22/24	PAM	USD	400,000	(6,944)	—	(6,944)
Pay	SOFR	3.650%	12/5/24	PAM	USD	400,000	(6,922)	—	(6,922)
Receive	SOFR	3.655%	5/31/28	12-Month	USD	300,000	8,919	—	8,919
Receive	SOFR	3.662%	5/31/28	12-Month	USD	1,000,000	29,468	—	29,468
Receive	SOFR	3.691%	5/31/28	12-Month	USD	2,400,000	68,014	—	68,014
Pay	SOFR	3.700%	3/5/34	12-Month	USD	500,000	(18,707)	—	(18,707)
Receive	SOFR	3.700%	2/20/49	12-Month	USD	1,200,000	59,068	2,297	56,771
Pay	SOFR	3.725%	2/7/34	12-Month	USD	200,000	(7,287)	—	(7,287)
Pay	SOFR	3.750%	11/21/24	PAM	USD	700,000	(11,455)	—	(11,455)
Pay	SOFR	3.750%	12/11/24	PAM	USD	300,000	(4,885)	—	(4,885)
Receive	SOFR	3.750%	6/21/25	12-Month	USD	4,900,000	143,609	24,288	119,321
Pay	SOFR	3.750%	6/20/29	12-Month	USD	700,000	(15,147)	5,270	(20,417)
Receive	SOFR	3.750%	6/20/31	12-Month	USD	400,000	9,597	(2,001)	11,598
Receive	SOFR	3.750%	6/20/34	12-Month	USD	16,470,000	475,135	(47,109)	522,244
Pay	SOFR	3.783%	2/7/34	12-Month	USD	100,000	(3,166)	—	(3,166)
Pay	SOFR	3.860%	2/21/34	12-Month	USD	300,000	(7,439)	—	(7,439)
Pay	SOFR	3.940%	2/22/29	12-Month	USD	900,000	(16,569)	—	(16,569)
Pay	SOFR	3.951%	3/31/30	12-Month	USD	3,500,000	(54,570)	—	(54,570)
Pay	SOFR	3.981%	11/30/27	12-Month	USD	6,500,000	(138,611)	—	(138,611)
Receive	SOFR	4.000%	6/20/26	12-Month	USD	10,500,000	146,666	39,083	107,583
Receive	SOFR	4.000%	3/20/54	12-Month	USD	800,000	(13,105)	(92,818)	79,713
Receive	SOFR	4.159%	3/31/25	12-Month	USD	9,700,000	106,696	(23,062)	129,758
Pay	SOFR	4.193%	11/30/27	12-Month	USD	1,380,000	(18,591)	(524)	(18,067)
Receive	SOFR	4.228%	8/30/25	PAM	USD	2,800,000	20,081	(1,404)	21,485
Receive	SOFR	4.250%	12/20/25	12-Month	USD	27,709,000	430,939	143,567	287,372
Pay	Sterling Overnight Index Average	3.000%	6/17/27	12-Month	GBP	5,100,000	(133,766)	(11,885)	(121,881)
Receive	Sterling Overnight Index Average	3.000%	6/17/35	12-Month	GBP	1,100,000	97,009	18,443	78,566
Pay	Sterling Overnight Index Average	3.750%	9/18/34	12-Month	GBP	10,550,000	(235,154)	79,489	(314,643)
Pay	Sterling Overnight Index Average	4.000%	9/18/29	12-Month	GBP	10,100,000	(39,646)	138,763	(178,409)
Receive	Sterling Overnight Index Average	4.250%	9/18/26	12-Month	GBP	400,000	2,742	(918)	3,660
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000	(6,570)	—	(6,570)
Receive	Thai Overnight Repurchase Rate	2.250%	9/18/29	3-Month	THB	220,610,000	85,017	(18,948)	103,965
Receive	Thai Overnight Repurchase Rate	2.400%	4/17/29	3-Month	THB	42,100,000	6,153	—	6,153
Receive	Thai Overnight Repurchase Rate	2.500%	9/18/29	3-Month	THB	31,250,000	2,098	882	1,216

							$(846,452)	$(438,296)	$(408,156)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2024, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit 5/31/24 (2)	Notional Amount (3)	Market Value	Upfront Payment (Received)	Unrealized Depreciation
South Korea Government Bonds, AA	(1.000)%	6/20/29	3-Month	BNP	0.354%	USD 350,000	$(10,920)	$(10,216)	$(704)
South Korea Government Bonds, AA	(1.000)%	6/20/29	3-Month	GSC	0.355%	USD 500,000	(15,600)	(14,595)	(1,005)

							$(26,520)	$(24,811)	$(1,709)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swap on Sovereign Issue - Sell Protection (4)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit 5/31/24 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.150%	USD	300,000	$3,257	$(7,348)	$10,605

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/24 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Markit CDX North America Investment Grade Series 40 10-Year Index, NR	(1.000)%	6/20/33	3-Month	0.829%	USD 500,000	$(7,150)	$4,848	$(11,998)
Markit CDX North America Investment Grade Series 41 10-Year Index, NR	(1.000)%	12/20/33	3-Month	0.866%	USD 1,400,000	(16,864)	10,551	(27,415)
Markit CDX North America Investment Grade Series 42 10-Year Index, NR	(1.000)%	6/20/34	3-Month	0.903%	USD 5,100,000	(48,786)	(31,555)	(17,231)
Markit iTraxx Europe Series 41 10-Year Index, NR	(1.000)%	6/20/34	3-Month	0.525%	EUR 5,600,000	(49,021)	(28,186)	(20,835)

						$(121,821)	$(44,342)	$(77,479)

Centrally Cleared - Credit Default Swaps on Corporate Issue and Indexes - Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/24 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid	Unrealized Appreciation
Ford Motor Credit Co. LLC, BBB-	5.000%	6/20/25	3-Month	0.282%	USD 200,000	$11,812	$7,946	$3,866
Markit iTraxx Europe Series 41 5-Year Index, NR	1.000%	6/20/29	3-Month	0.525%	EUR 4,900,000	128,042	114,978	13,064
Markit CDX North America Investment Grade Series 40 5-Year Index, NR	1.000%	6/20/28	3-Month	0.384%	USD 300,000	7,441	1,420	6,021
Markit CDX North America Investment Grade Series 42 5-Year Index, NR	1.000%	6/20/29	3-Month	0.499%	USD 32,700,000	801,449	718,547	82,902

						$948,744	$842,891	$105,853

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2024, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to SOFR based on the notional amount of currency delivered	Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.470% based on the notional amount of currency received	6/18/26	GSC	JPY	2,662,200,000	USD	18,342,922	$1,403,071	$1,377,049	$26,022
Floating rate equal to SOFR + 0.262% based on the notional amount of currency delivered	Floating rate equal to 3-Month Australian Bank Bill plus 0.423% based on the notional amount of currency received	8/1/29	GSC	USD	1,449,000	AUD	2,100,000	(46,178)	(3,920)	(42,258)

								$1,356,893	$1,373,129	$(16,236)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At May 31, 2024, International Fixed Income Fund deposited cash collateral with brokers in the amount of $3,152,000 for open centrally cleared swap contracts.

At May 31, 2024, International Fixed Income Fund had cash collateral from brokers in the amount of $1,562,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli New Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
NWM	—	NatWest Markets PLC
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 92.3%
Alabama - 3.1%
$ 220,000	A1(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 5.250% due 5/1/55(b)	$236,187
		Southeast Alabama Gas Supply District (The), Revenue Bonds:
1,000,000	Aa3(a)	Series A, 5.000% due 8/1/54(b)	1,059,643
500,000	A+(c)	Series A, Currently Refunded, 4.000% due 6/1/49(b)	500,000
965,000	A1(a)	Southeast Energy Authority A Cooperative District, Revenue Bonds, Series A, 5.250% due 1/1/54(b)	1,012,795

		Total Alabama	2,808,625

Alaska - 0.4%
200,000	AA	Borough of North Slope, GO, Series B, 5.000% due 6/30/26	206,040
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	92,458
60,000	BBB-	Series B1, 4.000% due 6/1/50	59,520

		Total Alaska	358,018

Arizona - 2.1%
475,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas – Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(d)	427,350
1,000,000	A+	City of Mesa, Utility System Revenue, Revenue Bonds, 5.000% due 7/1/40	1,086,971
75,000	NR	Industrial Development Authority of the County of Pima (The), Revenue Bonds, Imagine East Mesa Charter School, 3.250% due 7/1/24(d)	74,936
300,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(d)	295,589

		Total Arizona	1,884,846

California - 15.3%
195,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 8/1/51(d)	98,404
10,615,000	NR	California County Tobacco Securitization Agency, Revenue Bonds, zero coupon due 6/1/55	783,045
1,000,000	BBB+	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System, Series A, 5.250% due 12/1/40	1,099,119
		California School Finance Authority, Revenue Bonds:
640,000	BBB	Aspire Public School Obligation Group, 5.000% due 8/1/32(d)	661,920
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(d)	236,810
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	Series D, 4.000% due 5/1/47	985,902
1,000,000	A+	Series D, 5.000% due 11/1/46	1,079,179
15,750,000	NR	California Statewide Financing Authority, Revenue Bonds, Capital Appreciation Turbo Pooled Program, Series D, zero coupon due 6/1/55(d)	776,587
165,000	AAA	City & County of San Francisco, GO, Series R1, 5.000% due 6/15/32	187,207
100,000	NR	CSCDA Community Improvement Authority, Revenue Bonds, Series B, 4.000% due 12/1/59(d)	64,154
500,000	Aa3(a)	Livermore Valley Joint Unified School District, GO, 4.000% due 8/1/46	488,337
1,000,000	Aa2(a)	Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000% due 7/1/47	1,086,011
1,350,000	AA	Orange Unified School District, GO, 5.000% due 8/1/35	1,540,186
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,075,719
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	590,052
500,000	A2(a)	San Diego County Regional Airport Authority, Revenue Bonds, Series A, 4.000% due 7/1/51	478,607
485,000	Aa3(a)	San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 8/1/43	508,523
500,000	AA	San Francisco City & County Public Utilities Commission Wastewater Revenue, Revenue Bonds, Green Bond, Series A, 5.000% due 10/1/44	542,972
475,000	Aa2(a)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	476,929
1,000,000	AA-	State of California, GO, 5.000% due 4/1/31	1,112,558

		Total California	13,872,221

Colorado - 0.4%
500,000	AA	Colorado Health Facilities Authority, Revenue Bonds, Adventhealth Obligated, Series A, 3.000% due 11/15/51	369,573

Connecticut - 0.6%
500,000	AA-	State of Connecticut, GO, Series E, 5.000% due 11/15/28	534,376

District of Columbia - 1.2%
2,075,000	WD(c)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	425,681
700,000	AA-	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(e)	687,721

		Total District of Columbia	1,113,402

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 92.3% - (continued)
Florida - 6.3%
$ 480,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	$475,842
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,038,624
665,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	638,892
225,000	Baa3(a)	Capital Projects Finance Authority, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	226,825
		Capital Trust Agency Inc., Revenue Bonds:
100,000	Ba1(a)	Viera Charter Schools Inc. Project, Series A, 4.000% due 10/15/29(d)	97,542
2,500,000	NR	Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	184,610
1,400,000	A+	City of Cape Coral, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,443,381
65,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	64,299
190,000	NR	Florida Development Finance Corp., Revenue Bonds, Waste Pro USA Inc. Project, AMT, 5.000% due 5/1/29(d)(e)	191,989
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	271,165
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, Series A, 5.000% due 10/1/53	1,042,484

		Total Florida	5,675,653

Georgia - 5.2%
1,000,000	AA	Augusta, GO, 5.000% due 10/1/25	1,021,300
250,000	AA-	City of Atlanta, Water & Wastewater Revenue, Revenue Bonds, 5.000% due 11/1/40	251,749
450,000	AA+	Henry County School District, GO, 5.000% due 8/1/25	457,722
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,495,666
435,000	A3(a)	Series A, 5.000% due 6/1/53(b)	454,509

		Total Georgia	4,680,946

Guam - 0.1%
		Territory of Guam, Revenue Bonds:
15,000	Baa3(a)	Series A, 5.000% due 11/1/27	15,340
15,000	Baa3(a)	Series A, 5.000% due 11/1/28	15,431
15,000	Baa3(a)	Series A, 5.000% due 11/1/29	15,516

		Total Guam	46,287

Illinois - 1.6%
1,000,000	A+	Chicago O’Hare International Airport, Revenue Bonds, Series D, 5.000% due 1/1/46	1,001,510
		State of Illinois, GO:
260,000	A-	Series C, 5.000% due 12/1/45	273,806
150,000	A-	Series C, 5.000% due 12/1/46	157,436

		Total Illinois	1,432,752

Indiana - 0.6%
500,000	AA+	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series D, 6.000% due 2/1/48	571,826

Kansas - 0.3%
250,000	Aaa(a)	Kansas Development Finance Authority, Revenue Bonds, Series R, 5.000% due 5/1/41	273,105

Kentucky - 0.3%
230,000	NR	City of Henderson, Revenue Bonds, AMT, Pratt Paper LLC Project, Series A, 4.450% due 1/1/42(d)(e)	228,330

Louisiana - 0.6%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds:
250,000	A	Series B, 5.000% due 1/1/38(e)	253,171
250,000	A	Series B, 5.000% due 1/1/37(e)	253,661

		Total Louisiana	506,832

Maryland - 1.8%
		City of Baltimore, Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.750% due 6/1/24(d)	200,000
125,000	NR	Series A, 2.800% due 6/1/25(d)	122,201
135,000	NR	Series A, 2.850% due 6/1/26(d)	128,949
500,000	AAA	County of Prince George’s, GO, Series A, 5.000% due 8/1/40	554,808
630,000	Baa3(a)	Maryland Economic Development Corp., Revenue Bonds, Green Bond, Purple Line Light Rail Project, AMT, Series B, 5.250% due 6/30/55(e)	645,774

		Total Maryland	1,651,732

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 92.3% - (continued)
Massachusetts - 3.0%
$ 1,000,000	AAA	City of Boston, GO, Series A, 5.000% due 11/1/37	$1,127,244
550,000	AA+	Commonwealth of Massachusetts, GO, Series C, 5.000% due 10/1/48	591,166
1,000,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,024,526

		Total Massachusetts	2,742,936

Michigan - 3.6%
845,000	A+	Central Michigan University, Revenue Bonds, Series A, 5.000% due 10/1/37(f)	941,804
535,000	AA	City of Lansing, GO, Series B, AGM-Insured, 5.000% due 6/1/25	542,476
1,000,000	AA-	Lansing Board of Water & Light, Revenue Bonds, Series A, 5.250% due 7/1/54	1,087,178
190,000	A1(a)	Michigan Finance Authority, Revenue Bonds, McLaren Health Care Corp., Series D2, 1.200% due 10/15/38(b)	166,651
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	530,652

		Total Michigan	3,268,761

Nebraska - 1.8%
500,000	A2(a)	Central Plains Energy Project, Revenue Bonds, Series 1, 5.000% due 5/1/53(b)	520,486
1,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, 5.250% due 2/1/48	1,089,346

		Total Nebraska	1,609,832

New Jersey - 2.4%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	105,737
		New Jersey Economic Development Authority, Revenue Bonds:
110,000	NR	Golden Door Charter School Project, Series A, 5.125% due 11/1/29(d)	110,135
1,000,000	A-	Series GGG, 5.250% due 9/1/25(d)	1,019,253
1,000,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, 4.000% due 6/15/40	978,636

		Total New Jersey	2,213,761

New Mexico - 1.1%
1,000,000	Aa1(a)	New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Series A, 5.000% due 11/1/39(b)	1,008,790

New York - 10.2%
		City of New York, GO:
490,000	AA	Remarketing, Series J11, 5.000% due 8/1/26	506,077
1,000,000	AA	Series B, 5.250% due 10/1/47	1,085,876
		New York City Municipal Water Finance Authority, Revenue Bonds:
500,000	AA+	Series CC1, 4.000% due 6/15/51	474,799
500,000	AA+	Series DD1, 5.000% due 6/15/49	517,013
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	Aa1(a)	Series A, 5.250% due 3/15/37	1,069,036
500,000	AA+	Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	514,533
		New York State Thruway Authority, Revenue Bonds:
180,000	AA+	Series A, 4.125% due 3/15/52	173,041
1,000,000	A+	Series P, 5.000% due 1/1/40	1,110,195
225,000	Baa3(a)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. — LaGuardia, AMT, 4.000% due 10/1/30(e)	223,718
		Port Authority of New York & New Jersey, Revenue Bonds:
1,000,000	AA-	Series 230, 3.000% due 12/1/31	952,439
500,000	AA-	Series 241, 5.000% due 7/15/41	551,157
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,101,063
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
660,000	AA+	Series C, 5.250% due 5/15/52	708,910
275,000	AA+	Series C1A, 5.000% due 5/15/39	300,260

		Total New York	9,288,117

North Carolina - 1.9%
500,000	AA	City of Fayetteville, Public Works Commission Revenue, Revenue Bonds, 5.000% due 3/1/26	513,645
175,000	BBB(c)	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement, Series B1, 4.250% due 10/1/28	175,552
1,000,000	AA	North Carolina Turnpike Authority, Revenue Bonds, Triangle Expressway System, Series A, AGM-Insured, 5.000% due 1/1/58	1,052,790

		Total North Carolina	1,741,987

North Dakota - 0.5%
495,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	423,979

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 92.3% - (continued)
Ohio - 1.6%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
$ 85,000	BBB+	Series A2, 3.000% due 6/1/48	$62,163
250,000	NR	Series B2, 5.000% due 6/1/55	224,010
600,000	Baa3(a)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	578,058
500,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 6.000% due 3/1/55	540,071

		Total Ohio	1,404,302

Oregon - 1.2%
1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(e)	1,074,431

Pennsylvania - 1.0%
		Pennsylvania Turnpike Commission, Revenue Bonds:
170,000	A+	Series A, 4.000% due 12/1/45	162,249
830,000	A+	Series A, 4.000% due 12/1/46	787,993

		Total Pennsylvania	950,242

Puerto Rico - 1.2%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	659,831
130,000	NR	Series A1, zero coupon due 7/1/24	129,614
225,000	NR	Series A1, zero coupon due 7/1/46	72,068
216,000	NR	Series A2, 4.784% due 7/1/58	214,089

		Total Puerto Rico	1,075,602

South Carolina - 1.1%
1,000,000	A+	South Carolina Ports Authority, Revenue Bonds, AMT, 5.000% due 7/1/43(e)	1,013,907

Tennessee - 3.1%
470,000	Aa2(a)	City of Johnson, GO, Series B, 5.000% due 6/1/25	477,259
1,000,000	AA+	County of Knox, GO, 5.000% due 6/1/25	1,015,345
245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	259,239
500,000	BBB+	Tennessee Energy Acquisition Corp., Revenue Bonds, Series C, 5.000% due 2/1/25	499,382
		Tennessee Housing Development Agency, Revenue Bonds:
100,000	AA+	Series 2A, 6.000% due 1/1/55(f)	108,832
470,000	Aa2(a)	Series A, 3.850% due 1/1/35	451,482

		Total Tennessee	2,811,539

Texas - 6.5%
315,000	AA	City of Austin, Water & Wastewater System Revenue, Revenue Bonds, 5.000% due 11/15/41(f)	347,837
630,000	AA-	City of Dallas, GO, 5.000% due 2/15/28	667,766
100,000	BB-	City of Houston, Airport System Revenue, Revenue Bonds, AMT, Series B1, 5.000% due 7/15/30(e)	100,328
500,000	Aa3(a)	City of Houston, GO, Series A, 5.250% due 3/1/40	553,773
100,000	Aaa(a)	Crowley Independent School District, GO, PSF-GTD Program, 5.000% due 2/1/48	106,669
500,000	AAA	Dalhart Independent School District, GO, PSF-GTD Program, 5.000% due 2/15/42	536,069
1,000,000	AAA	Fort Bend Independent School District, GO, Series A, PSF-GTD Program, 5.000% due 8/15/44(f)	1,075,088
995,000	AAA	Laredo Independent School District, GO, PSF-GTD Program, 4.000% due 8/1/25	1,002,212
315,000	Aaa(a)	New Caney Independent School District, GO, PSF-GTD Program, 5.000% due 2/15/41	346,784
455,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(d)	421,290
795,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD Program, 0.700% due 6/1/50(b)	771,192

		Total Texas	5,929,008

Utah - 1.1%
500,000	Aaa(a)	Canyons School District, GO, School Bond Guaranty Program, 2.500% due 6/15/30	454,825
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	520,637

		Total Utah	975,462

Virginia - 2.0%
500,000	AA+	Albemarle County Economic Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/38	557,951
1,000,000	AA+	Virginia College Building Authority, Revenue Bonds, 21st Century College Equipment Program, 5.000% due 2/1/32	1,115,369
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	82,890
100,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(e)	88,794

		Total Virginia	1,845,004

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 92.3% - (continued)
Washington - 5.6%
$ 1,000,000	AA+	County of King, Sewer Revenue, Revenue Bonds, Series A, 4.000% due 7/1/39	$987,687
1,000,000	AA+	King County School District No. 401 Highline, GO, School Bond Guaranty Program, 5.000% due 12/1/35	1,065,744
1,000,000	Aaa(a)	Snohomish County School District No 15 Edmonds, GO, School Bond Guaranty Program, 5.000% due 12/1/42(f)	1,094,974
1,500,000	AA+	State of Washington, GO, Series R-2022, 4.000% due 7/1/33	1,556,812
		Washington State Housing Finance Commission, Revenue Bonds:
100,000	BB(c)	Transforming Age Projects, Series A, 5.000% due 1/1/26(d)	99,027
285,000	Ba2(a)	Spokane Int Acad Project, Series A, 4.000% due 7/1/26(d)	273,420

		Total Washington	5,077,664

West Virginia - 0.5%
435,000	AA-	State of West Virginia, GO, Series A, 5.000% due 6/1/26	448,356

Wisconsin - 3.0%
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, Series A, 4.000% due 8/15/40	1,228,582
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	517,415
1,000,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.250% due 9/1/26	985,374

		Total Wisconsin	2,731,371

		TOTAL MUNICIPAL BONDS (Cost - $84,336,363)	83,643,575

SHORT-TERM INVESTMENTS - 11.4%
TIME DEPOSITS - 11.4%
77,490		Citibank - New York, 4.680% due 6/3/24	77,490
10,243,671		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	10,243,671

		TOTAL SHORT-TERM INVESTMENTS (Cost - $10,321,161)	10,321,161

		TOTAL INVESTMENTS - 103.7% (Cost - $94,657,524)	93,964,736

		Liabilities in Excess of Other Assets - (3.7)%	(3,332,384)

		TOTAL NET ASSETS - 100.0%	$90,632,352

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2024.
(c)	Rating by Fitch Ratings Service.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $5,527,886 and represents 6.1% of net assets.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(f)	When-issued security.

At May 31, 2024, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Municipal Bond Fund	$ 94,657,524	$ 903,676	$ (1,587,286)	$ (683,610)

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
GO	—	General Obligation
PSF-GTD	—	Permanent School Fund Guaranteed

Summary of Investments by Industry^
General Obligation	33.9%
School District	10.0
Health Care Providers & Services	6.4
Water and Sewer	6.4
Transportation	5.8
Airport	5.0
Education	4.1
Single Family Housing	3.8
Power	3.4
Utilities	2.9
Tobacco Settlement	2.6
Development	2.3
Higher Education	1.0
Bond Bank	0.6
Nursing Homes	0.3
Multifamily Housing	0.3
Housing	0.2
Short-Term Investments	11.0

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

At May 31, 2024, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5-Year Note Futures	8	9/24	$846,878	$846,375	$503
U.S. Treasury 10-Year Note Futures	8	9/24	872,291	870,375	1,916
U.S. Treasury Long Bond Futures	5	9/24	587,071	580,312	6,759

					$9,178

At May 31, 2024, Municipal Bond Fund had deposited cash of $49,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

See pages 269-271 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 112.7%
	U.S. Treasury Inflation Indexed Bonds:
$ 2,005,442	2.375% due 1/15/25	$1,992,571
2,397,278	2.000% due 1/15/26	2,369,397
2,083,290	1.750% due 1/15/28	2,044,219
2,879,986	3.625% due 4/15/28	3,021,470
1,588,991	2.500% due 1/15/29	1,610,863
2,369,799	3.875% due 4/15/29	2,552,182
42,242	3.375% due 4/15/32(a)	45,891
838,344	2.125% due 2/15/40	825,142
927,290	2.125% due 2/15/41	912,320
2,350,420	0.750% due 2/15/42	1,823,514
2,160,556	0.625% due 2/15/43	1,612,187
3,311,010	1.375% due 2/15/44	2,820,319
2,945,274	0.750% due 2/15/45	2,189,652
2,755,686	1.000% due 2/15/46	2,131,149
1,798,952	0.875% due 2/15/47	1,337,622
1,292,238	1.000% due 2/15/48	978,780
993,224	1.000% due 2/15/49	747,321
1,166,563	0.250% due 2/15/50(a)	703,520
1,439,964	0.125% due 2/15/51	821,894
1,010,043	0.125% due 2/15/52(a)	565,260
1,786,700	1.500% due 2/15/53	1,486,508
610,770	2.125% due 2/15/54	587,423
	U.S. Treasury Inflation Indexed Notes:
3,287,736	0.125% due 10/15/24	3,259,294
1,714,713	0.250% due 1/15/25	1,682,504
4,112,266	0.125% due 4/15/25	4,002,199
1,976,100	0.375% due 7/15/25	1,927,375
4,093,736	0.125% due 10/15/25	3,960,030
3,628,876	0.625% due 1/15/26	3,509,316
2,739,944	0.125% due 4/15/26	2,615,302
4,737,641	0.125% due 7/15/26(b)	4,521,936
4,230,173	0.125% due 10/15/26	4,017,787
2,884,104	0.375% due 1/15/27	2,735,333
2,766,225	0.125% due 4/15/27	2,592,879
2,950,193	0.375% due 7/15/27	2,786,743
4,429,488	1.625% due 10/15/27(b)	4,344,757
8,331,300	0.500% due 1/15/28(b)	7,818,098
1,041,550	1.250% due 4/15/28	1,001,739
3,497,298	0.750% due 7/15/28	3,306,786
5,711,888	2.375% due 10/15/28(b)(h)	5,766,549
1,224,897	0.875% due 1/15/29	1,154,633
1,111,044	2.125% due 4/15/29(b)	1,107,943
3,379,475	0.250% due 7/15/29	3,083,497
5,148,505	0.125% due 1/15/30(b)	4,606,279
3,862,645	0.125% due 7/15/30	3,436,899
5,292,573	0.125% due 1/15/31(b)	4,642,151
7,238,562	0.125% due 7/15/31(b)	6,311,118
4,846,186	0.125% due 1/15/32	4,163,035
9,139,625	0.625% due 7/15/32(b)	8,139,807
4,509,840	1.125% due 1/15/33	4,145,620

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 112.7% - (continued)
$ 6,892,022			1.375% due 7/15/33(b)	$6,467,157

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $152,108,435)	140,285,970

MORTGAGE-BACKED SECURITIES - 14.0%
FHLMC - 0.4%
			Federal Home Loan Mortgage Corp. (FHLMC):
91,823			3.000% due 7/1/52	77,213
435,873			6.500% due 10/1/53	443,351

			Total FHLMC	520,564

FNMA - 11.0%
			Federal National Mortgage Association (FNMA):
4,100,000			4.500% due 7/1/42(c)	3,835,039
35,099			4.000% due 3/1/50	32,305
180,627			3.000% due 5/1/52	151,934
90,130			4.500% due 10/1/52	84,341
2,000,000			4.000% due 6/1/54(c)	1,813,609
1,400,000			5.000% due 6/1/54(c)	1,345,871
1,600,000			5.500% due 6/1/54(c)	1,572,395
2,000,000			6.500% due 6/1/54(c)	2,031,769
2,800,000			6.000% due 7/1/54(c)	2,799,821

			Total FNMA	13,667,084

GNMA - 2.6%
3,700,000			Government National Mortgage Association (GNMA), 3.500% due 6/15/54(c)	3,299,238

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $17,572,826)	17,486,886

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.0%
			Alternative Loan Trust:
170,102		Caa2(d)	Series 2006-HY11, Class A1, 5.679% (1-Month Term SOFR + 0.354%) due 6/25/36(e)	147,524
27,515		WR(d)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	22,438
377,954		Caa3(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(e)	304,954
282,972		Aaa(d)	ARES L CLO Ltd., Series 2018-50A, Class AR, 6.640% (3-Month Term SOFR + 1.312%) due 1/15/32(e)(f)	283,776
14,010		WR(d)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 6.640% due 5/25/33(e)	12,816
116,802		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 6.414% (1-Month Term SOFR + 1.089%) due 6/25/34(e)	118,912
277,899		AAA	BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 6.522% (3-Month Term SOFR + 1.200%) due 11/15/30(e)(f)	278,502
299,627	EUR	Aaa(d)	Cairn CLO X DAC, Series 2018-10A, Class AR, 4.686% (3-Month EURIBOR + 0.780%) due 10/15/31(e)(f)	324,051
297,632	EUR	Aaa(d)	Carlyle Euro CLO DAC, Series 2018-2A, Class A1A, 4.601% (3-Month EURIBOR + 0.800%) due 8/28/31(e)(f)	322,959
278,276	EUR	Aaa(d)	Carlyle Global Markets Strategis Euro CLO Ltd., Series 2014-2A, Class AR-1, 4.578% (3-Month EURIBOR + 0.750%) due 11/15/31(e)(f)	300,550
27,398		WR(d)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 5.799% (1-Month Term SOFR + 0.474%) due 3/25/35(e)(f)	26,006
			CHL Mortgage Pass-Through Trust:
449,321		WR(d)	Series 2005-HYB6, Class 2A1, 4.751% due 10/20/35(e)	425,065
42,393		WR(d)	Series 2005-HYB9, Class 2A1, 7.873% (1-Year Term SOFR + 2.465%) due 2/20/36(e)	37,178
79,098		Caa2(d)	Series 2006-6, Class A4, 6.000% due 4/25/36	37,852
119,038		WD(g)	Series 2007-1, Class A1, 6.000% due 3/25/37	53,675
			Citigroup Mortgage Loan Trust:
2,875		WR(d)	Series 2004-HYB2, Class 2A, 6.240% due 3/25/34(e)	2,505
105,772		Caa2(d)	Series 2007-AR4, Class 1A1A, 4.658% due 3/25/37(e)	85,844
14,866		WR(d)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	13,906
151,517		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 5.589% (1-Month Term SOFR + 0.264%) due 9/29/36(e)(f)	146,893
			Credit-Based Asset Servicing & Securitization LLC:
153,000		CCC	Series 2005-CB3, Class M4, 3.408% (1-Month Term SOFR + 1.164%) due 6/25/35(e)	144,777
680,832		D	Series 2007-CB6, Class A3, 5.651% (1-Month Term SOFR + 0.334%) due 7/25/37(e)(f)	434,429
			CWABS Asset-Backed Certificates Trust:
149,011		Caa2(d)	Series 2004-7, Class MV5, 3.721% (1-Month Term SOFR + 1.839%) due 11/25/34(e)	123,997
248,386		CC	Series 2007-1, Class 1A, 5.579% (1-Month Term SOFR + 0.254%) due 7/25/37(e)	222,923
52,897		D	Series 2007-6, Class 1A, 5.639% (1-Month Term SOFR + 0.314%) due 9/25/37(e)	45,944

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.0% - (continued)
$ 265,862		CCC	Series 2007-8, Class 1A1, 5.629% (1-Month Term SOFR + 0.304%) due 11/25/37(e)	$244,709
500,000	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 4.786% (3-Month EURIBOR + 0.880%) due 4/15/34(e)(f)	539,183
136,626		Aaa(d)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 6.570% (3-Month Term SOFR + 1.242%) due 4/15/28(e)(f)	136,806
532,734		B	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 6.539% (1-Month Term SOFR + 1.214%) due 5/25/37(e)(f)	511,359
600,000		AAA	Elmwood CLO 24 Ltd., Series 2023-3A, Class A1, 7.033% (3-Month Term SOFR + 1.700%) due 12/11/33(e)(f)	603,268
500,000		NR	Freddie Mac Multifamily Structured Pass Through Certificates, Series KBX1, Class A2, 2.920% due 1/25/26	487,865
			Government National Mortgage Association (GNMA):
221,797		NR	Series 2018-H15, Class FG, 6.246% (1-Year Term SOFR + 0.865%) due 8/20/68(e)	218,406
508,416		NR	Series 2023-H11, Class FC, 6.423% (30-Day Average SOFR + 1.100%) due 5/20/73(e)	516,061
2,689,418		NR	Series 2023-H19, Class FA, 6.223% (30-Day Average SOFR + 0.900%) due 8/20/73(e)	2,704,005
18,772		Caa3(d)	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	9,814
3,005		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 6.115% (1-Month Term SOFR + 0.794%) due 6/20/35(e)	2,731
165,339	EUR	AAA	Harvest CLO XI DAC, Series 11A, Class ARR, 4.553% (3-Month EURIBOR + 0.650%) due 6/26/30(e)(f)	178,987
39,849		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 6.079% (1-Month Term SOFR + 0.754%) due 7/25/45(e)	30,991
111,083		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 5.899% (1-Month Term SOFR + 0.574%) due 3/25/36(e)	100,321
57,172		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.814% (1-Month Term SOFR + 1.497%) due 12/15/31(e)(f)	51,177
208,383		Aaa(d)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 6.616% (3-Month Term SOFR + 1.292%) due 4/20/31(e)(f)	208,843
200,936		WD(g)	Lehman XS Trust, Series 2007-20N, Class A1, 7.739% (1-Month Term SOFR + 2.414%) due 12/25/37(e)	190,199
149,368		D	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 5.679% (1-Month Term SOFR + 0.354%) due 8/25/36(e)	58,438
600,000		Aaa(d)	LUX Trust LION, Class A, 8.007% (1-Month Term SOFR + 2.690%) due 8/15/40(e)(f)	608,016
542,398		Aaa(d)	Magnetite XII Ltd., Series 2015-12A, Class AR4, 6.479% (3-Month Term SOFR + 1.150%) due 10/15/31(e)(f)	544,351
276,405	EUR	Aaa(d)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 4.630% (3-Month EURIBOR + 0.690%) due 12/15/31(e)(f)	298,850
156,140		AAA	MKS CLO Ltd., Series 2017-2A, Class A, 6.776% (3-Month Term SOFR + 1.452%) due 1/20/31(e)(f)	156,140
3,344		WR(d)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 5.911% (1-Month Term SOFR + 0.594%) due 6/15/30(e)	3,178
300,000		AAA(g)	Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2023-53A, Class A, 6.913% (3-Month Term SOFR + 1.590%) due 10/24/32(e)(f)	301,872
			New Residential Mortgage Loan Trust:
30,970		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(e)(f)	29,539
155,920		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(e)(f)	146,367
			Option One Mortgage Loan Trust:
85,979		CC	Series 2007-1, Class 1A1, 5.579% (1-Month Term SOFR + 0.254%) due 1/25/37(e)	54,227
80,522		D	Series 2007-2, Class 1A1, 5.579% (1-Month Term SOFR + 0.254%) due 3/25/37(e)	53,991
133,176		Aaa(d)	OZLM VIII Ltd., Series 2014-8A, Class A1R3, 6.559% (3-Month Term SOFR + 1.242%) due 10/17/29(e)(f)	133,226
552,936	EUR	Aaa(d)	Palmer Square European Loan Funding DAC, Series 2023-3A, Class A, 5.328% (3-Month EURIBOR + 1.500%) due 5/15/33(e)(f)	601,765
139,191		A	RASC Trust, Series 2006-KS3, Class M1, 5.934% (1-Month Term SOFR + 0.444%) due 4/25/36(e)	136,681
600,000		Aaa(d)	Regatta XV Funding Ltd., Series 2018-4A, Class A1R, 6.523% (3-Month Term SOFR + 1.200%) due 10/25/31(e)(f)	601,837
505,550		WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	175,538
			Securitized Asset-Backed Receivables LLC Trust:
440,280		D	Series 2006-FR3, Class A3, 5.939% (1-Month Term SOFR + 0.614%) due 5/25/36(e)	228,187
91,055		D	Series 2006-HE2, Class A2C, 5.739% (1-Month Term SOFR + 0.414%) due 7/25/36(e)	35,994
60,927		WR(d)	Sequoia Mortgage Trust, Series 6, Class A, 6.075% (1-Month Term SOFR + 0.754%) due 4/19/27(e)	58,676
			Soundview Home Loan Trust:
194,408		D	Series 2007-OPT1, Class 1A1, 5.639% (1-Month Term SOFR + 0.314%) due 6/25/37(e)	130,602
46,833		CCC	Series 2007-OPT2, Class 2A3, 5.619% (1-Month Term SOFR + 0.294%) due 7/25/37(e)	41,096
492,069	EUR	Aaa(d)	St Paul’s CLO DAC, Series 4A, Class ARR1, 4.712% (3-Month EURIBOR + 0.830%) due 4/25/30(e)(f)	532,366
500,000		NR	Trinitas CLO VI Ltd., Series 2017-6A, Class ARRR (3-Month Term SOFR + 1.330%) due 1/25/34(e)(f)	500,000
600,000		AAA	Trinitas CLO XIV Ltd., Series 2020-14A, Class A1R, 6.663% (3-Month Term SOFR + 1.340%) due 1/25/34(e)(f)	600,868
1,000		Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.470% (3-Month Term SOFR + 1.142%) due 4/15/27(e)(f)	1,001
461,123		Aaa(d)	VMC Finance LLC, Series 2022-FL5, Class A, 7.223% (30-Day Average SOFR + 1.900%) due 2/18/39(e)(f)	459,932
			Voya CLO Ltd:
175,059		Aaa(d)	Series 2017-1A, Class A1R, 6.529% (3-Month Term SOFR + 1.212%) due 4/17/30(e)(f)	175,278
134,434		AAA	Series 2017-2A, Class A1R, 6.570% (3-Month Term SOFR + 1.242%) due 6/7/30(e)(f)	134,636
			WaMu Mortgage Pass-Through Certificates Trust:
5,206		Baa1(d)	Series 2002-AR2, Class A, 4.414% (11th District Cost of Funds Index + 1.250%) due 2/27/34(e)	4,839
2,093		WR(d)	Series 2002-AR17, Class 1A, 6.315% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(e)	1,933

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $18,362,324)	17,461,625

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 5.4%
Canada - 0.4%
			Canadian Government Real Return Bonds:
546,036	CAD	AAA	4.250% due 12/1/26	$424,305
61,498	CAD	AAA	0.500% due 12/1/50	33,946

			Total Canada	458,251

France - 0.9%
			French Republic Government Bonds OAT:
712,818	EUR	AA-u(g)	0.100% due 3/1/26(f)	758,509
237,976	EUR	AA-u(g)	0.100% due 7/25/31(f)	246,785
116,829	EUR	AA-u(g)	0.100% due 7/25/38(f)	112,779

			Total France	1,118,073

Italy - 3.0%
			Italy Buoni Poliennali Del Tesoro:
3,100,341	EUR	NR	1.400% due 5/26/25(f)	3,322,688
361,935	EUR	Baa3u(d)	0.400% due 5/15/30(f)	365,762

			Total Italy	3,688,450

Japan - 1.1%
			Japanese Government CPI Linked Bonds:
63,969,570	JPY	A1(d)	0.100% due 3/10/28	425,881
144,283,160	JPY	A1(d)	0.100% due 3/10/29	965,160

			Total Japan	1,391,041

			TOTAL SOVEREIGN BONDS (Cost - $7,679,446)	6,655,815

CORPORATE BONDS & NOTES - 0.1%
Banks - 0.1%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	124,182
35,446	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	3,900

			Total Banks	128,082

Diversified Financial Services - 0.0%
98,946	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.500% due 10/1/53	10,859
100,000	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	9,801
			Realkredit Danmark AS, Covered Notes:
18,479	DKK	AAA	1.000% due 10/1/53	2,013
176,855	DKK	AAA	1.500% due 10/1/53	20,291

			Total Diversified Financial Services	42,964

			TOTAL CORPORATE BONDS & NOTES (Cost - $235,638)	171,046

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $195,958,669)	182,061,342

SHORT-TERM INVESTMENTS - 1.3%
TIME DEPOSITS - 1.3%
28,718	AUD		ANZ National Bank - London, 2.940% due 6/3/24	19,106
			BNP Paribas - Paris:
459	SGD		2.240% due 6/3/24	340
5,413	ZAR		6.190% due 6/3/24	288
$ 1,345,716			Citibank - New York, 4.680% due 6/3/24	1,345,716
16,265	SEK		DNB - Oslo, 2.510% due 6/3/24	1,546
			Skandinaviska Enskilda Banken AB - Stockholm:
1,655,534	JPY		(0.120)% due 6/3/24	10,527
141,643	EUR		2.800% due 6/3/24	153,661
474	NOK		3.270% due 6/3/24	45
			Societe Generale SA - Paris:
3,990	DKK		2.500% due 6/3/24	580
15,601	GBP		4.160% due 6/3/24	19,881
60,455	NZD		3.420% due 6/4/24	37,162

			TOTAL SHORT-TERM INVESTMENTS (Cost - $1,588,852)	1,588,852

			TOTAL INVESTMENTS - 147.5% (Cost - $197,547,521)	183,650,194

			Liabilities in Excess of Other Assets - (47.5)%	(59,115,328)

			TOTAL NET ASSETS - 100.0%	$124,534,866

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is held at the broker as collateral for open OTC swap contracts.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Rating by Moody’s Investors Service.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2024.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $14,979,356 and represents 12.0% of net assets.

(g)	Rating by Fitch Ratings Service.
(h)	All or a portion of these securities were purchased in a sale-buyback transaction. The value of these securities total $5,766,549 which represents 4.6% of net assets.

At May 31, 2024, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$ 197,547,521	$ 5,697,217	$ (19,493,976)	$ (13,796,759)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Obligations	76.4%
Mortgage-Backed Securities	9.5
Collateralized Mortgage Obligations	9.5
Sovereign Bonds	3.6
Corporate Bonds & Notes	0.1
Short-Term Investments	0.9

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2024, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
5,900,000	223,492	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	10/6/25	3.150%	$65,078
5,900,000	223,492	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	10/6/25	3.150%	33,475
1,300,000	67,600	GBP	OTC 10-Year Swaption, 3-Month Sterling Overnight Index Average, Put	BCLY	7/16/24	4.250%	6,784

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received - $147,012)				$105,337

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2024, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	Bank of America:
$ 6,896,875	5.420% due 6/5/24	$6,896,875
	Barclays Capital Inc.:
517,500	5.420% due 6/4/24	517,500
1,111,000	5.390% due 6/6/24	1,111,000
	Nomura Securities International, Inc.:
32,628,385	5.430% due 7/10/24	32,628,385

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds - $41,153,760)	$41,153,760

For the period ended May 31, 2024, the daily average borrowing and interest rate under the reverse repurchase agreements were $41,158,306 and 5.434%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2024, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond Futures	22	6/24	$1,693,124	$1,648,954	$(44,170)
Euro-Bobl Futures	12	9/24	1,500,803	1,502,170	1,367
U.S. Treasury Long Bond Futures	4	9/24	465,331	464,250	(1,081)
U.S. Ultra Long Bond Futures	82	9/24	9,250,839	9,186,563	(64,276)

					(108,160)

Contracts to Sell:
Euro-BTP Futures	2	6/24	255,287	253,031	2,256
Euro-Bund Futures	7	9/24	986,552	987,062	(510)
Euro-Buxl 30-Year Bond Futures	8	9/24	1,103,683	1,111,060	(7,377)
Euro-OAT Futures	3	9/24	402,978	404,573	(1,595)
Euro-Schatz Note Futures	16	6/24	1,834,004	1,821,940	12,064
Euro-Schatz Note Futures	4	9/24	456,711	456,678	33
Short Euro-BTP Futures	15	9/24	1,708,422	1,708,314	108
U.S. Treasury 2-Year Note Futures	69	9/24	14,075,760	14,055,516	20,244
U.S. Treasury 5-Year Note Futures	9	9/24	955,803	952,172	3,631
U.S. Treasury 10-Year Note Futures	155	9/24	16,974,941	16,863,515	111,426
U.S. Treasury Ultra Long Bond Futures	39	9/24	4,853,942	4,775,063	78,879

					219,159

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$110,999

At May 31, 2024, Inflation-Linked Fixed Income Fund had deposited cash of $680,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2024, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	35,000	USD	23,143	BCLY	$23,286	6/4/24	$143
Danish Krone	183,476	USD	26,669	BCLY	26,686	6/4/24	17
Danish Krone	284,015	USD	41,182	BNP	41,309	6/4/24	127
Danish Krone	755,000	USD	109,315	BNP	109,814	6/4/24	499
Euro	195,000	USD	211,454	BNP	211,546	6/4/24	92
Euro	73,000	USD	78,861	BNP	79,194	6/4/24	333
Euro	7,573,000	USD	8,211,693	MLP	8,215,573	6/4/24	3,880
Japanese Yen	215,377,406	USD	1,371,844	BNP	1,369,519	6/4/24	(2,325)

							2,766

Contracts to Sell:
Australian Dollar	35,000	USD	23,162	BCLY	23,305	7/2/24	(143)
Australian Dollar	35,000	USD	22,948	HSBC	23,286	6/4/24	(338)
British Pound	99,000	USD	123,986	JPM	126,156	6/4/24	(2,170)
Canadian Dollar	606,988	USD	444,066	HSBC	445,430	6/4/24	(1,364)
Danish Krone	486,104	USD	69,897	BCLY	70,703	6/4/24	(806)
Danish Krone	183,186	USD	26,669	BCLY	26,687	7/2/24	(18)
Danish Krone	283,570	USD	41,182	BNP	41,311	7/2/24	(129)
Danish Krone	736,859	USD	106,248	HSBC	107,176	6/4/24	(928)
Euro	7,646,000	USD	8,209,047	MLP	8,294,767	6/4/24	(85,720)
Euro	7,573,000	USD	8,222,000	MLP	8,226,014	7/2/24	(4,014)
Japanese Yen	214,457,585	USD	1,371,844	BNP	1,369,679	7/2/24	2,165
Japanese Yen	156,315,635	USD	1,002,931	BNP	993,963	6/4/24	8,968
Japanese Yen	59,269,588	USD	378,661	DUB	376,878	6/4/24	1,783

							(82,714)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(79,948)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2024, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,400,000	$717,420	$—	$717,420
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month	EUR	100,000	(1,553)	—	(1,553)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	300,000	(24,144)	—	(24,144)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(23,738)	—	(23,738)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(15,847)	—	(15,847)
Receive	6-Month EURIBOR	2.500%	9/18/54	12-Month	EUR	3,500,000	36,707	(151,973)	188,680
Receive	6-Month EURIBOR	2.635%	2/15/33	12-Month	EUR	1,416,000	27,887	—	27,887
Pay	6-Month EURIBOR	2.750%	9/18/34	12-Month	EUR	14,200,000	(116,873)	212,335	(329,208)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	414	(1,139)	1,553
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.500%	12/15/31	12-Month	JPY	75,000,000	13,841	1,442	12,399
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	90,000,000	1,020	(1,033)	2,053
Receive	Euro Short-Term Rate Market Index	3.475%	2/26/25	PAM	EUR	23,800,000	52,168	4,691	47,477
Receive	SOFR	2.237%	11/21/53	6-Month	USD	810,000	270,447	—	270,447
Pay	SOFR	2.340%	11/21/28	6-Month	USD	4,130,000	(377,199)	—	(377,199)
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	258,636	27,102	231,534
Pay	SOFR	3.085%	2/13/34	12-Month	USD	1,500,000	(131,247)	(13,946)	(117,301)
Receive	SOFR	3.500%	6/20/54	12-Month	USD	700,000	44,605	18,675	25,930
Receive	SOFR	4.250%	12/20/25	12-Month	USD	7,740,000	120,375	(28,248)	148,623

							$852,919	$67,906	$785,013

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2024, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	2-Year EUR Inflation Linked	3.520%	9/15/24	EUR	200,000	$(1,792)	$(516)	$(1,276)
Receive	2-Year EUR Inflation Linked	3.720%	9/15/24	EUR	300,000	(1,350)	(654)	(696)
Receive	2-Year EUR Inflation Linked	3.850%	9/15/24	EUR	400,000	(640)	—	(640)
Pay	5-Year EUR Inflation Linked	2.260%	3/15/28	EUR	600,000	4,613	—	4,613
Pay	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	5,090	100	4,990
Pay	8-Year EUR Inflation Linked	2.359%	8/15/30	EUR	200,000	6,577	—	6,577
Receive	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	1,300,000	(278,189)	(9,569)	(268,620)
Receive	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	(134,774)	93,051	(227,825)
Receive	10-Year EUR Inflation Linked	2.356%	11/15/33	EUR	400,000	4,170	(530)	4,700
Receive	10-Year EUR Inflation Linked	2.362%	11/15/33	EUR	300,000	3,330	—	3,330
Receive	10-Year EUR Inflation Linked	2.390%	11/15/33	EUR	200,000	2,790	196	2,594
Pay	10-Year EUR Inflation Linked	2.470%	7/15/32	EUR	200,000	5,415	—	5,415
Pay	10-Year EUR Inflation Linked	2.570%	6/15/32	EUR	300,000	4,873	—	4,873
Pay	10-Year EUR Inflation Linked	2.600%	5/15/32	EUR	400,000	12,114	2,060	10,054
Pay	10-Year EUR Inflation Linked	2.720%	6/15/32	EUR	500,000	(160)	(4,228)	4,068
Pay	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	16,565	(15,114)	31,679
Receive	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	(2,977)	—	(2,977)
Pay	30-Year EUR Inflation Linked	2.547%	11/15/53	EUR	100,000	(493)	(309)	(184)
Receive	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	376	—	376
Receive	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	(12,435)	(2,478)	(9,957)
Pay	30-Year EUR Inflation Linked	2.620%	11/15/53	EUR	100,000	(2,834)	—	(2,834)
Receive	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	10,326	1,337	8,989
Receive	30-Year EUR Inflation Linked	2.736%	10/15/53	EUR	100,000	6,485	1,308	5,177
Receive	30-Year EUR Inflation Linked	2.763%	9/15/53	EUR	300,000	21,823	1,172	20,651
Receive	1-Year USD Inflation Linked	2.510%	9/8/24	USD	300,000	(2,189)	—	(2,189)
Receive	1-Year USD Inflation Linked	2.560%	9/12/24	USD	400,000	(2,699)	—	(2,699)
Receive	1-Year USD Inflation Linked	2.565%	9/12/24	USD	400,000	(2,679)	—	(2,679)
Pay	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	45,165	80	45,085
Pay	5-Year USD Inflation Linked	2.767%	5/13/26	USD	500,000	43,240	—	43,240
Pay	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	25,220	—	25,220
Pay	7-Year USD Inflation Linked	1.797%	8/25/27	USD	600,000	96,354	5,868	90,486
Pay	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	107,829	1,693	106,136
Pay	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	7,453	—	7,453
Pay	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	6,701	—	6,701
Receive	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(168,812)	(50,027)	(118,785)
Receive	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(198,913)	(8,764)	(190,149)
Receive	10-Year USD Inflation Linked	1.882%	11/20/29	USD	1,500,000	(231,895)	9,233	(241,128)
Pay	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	277,966	1,035	276,931
Receive	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(100,890)	59,292	(160,182)
Receive	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	(36,340)	24,122	(60,462)
Receive	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(54,088)	36,670	(90,758)
Receive	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(54,900)	37,569	(92,469)

						$(574,574)	$182,597	$(757,171)

At May 31, 2024, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $545,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.

See pages 269-271 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2024, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transaction:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas SA	5/22/24	6/13/24	5.483%	$1,035,558

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 45.0%
Aerospace/Defense - 0.9%
$ 2,900,000	BBB-	Boeing Co. (The), Senior Unsecured Notes, 4.875% due 5/1/25	$2,868,167

Agriculture - 2.0%
		Imperial Brands Finance PLC, Company Guaranteed Notes:
2,000,000	BBB	3.125% due 7/26/24(a)	1,992,001
1,200,000	BBB	3.500% due 7/26/26(a)	1,147,613
3,172,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	3,133,611

		Total Agriculture	6,273,225

Airlines - 0.6%
2,000,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 2.900% due 10/28/24	1,975,978

Auto Manufacturers - 5.3%
3,000,000	A-	American Honda Finance Corp., Senior Unsecured Notes, 5.911% (SOFR + 0.550%) due 2/12/25(b)	3,004,148
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
2,000,000	BBB-	2.300% due 2/10/25	1,950,919
1,000,000	BBB-	4.687% due 6/9/25	989,417
300,000	BBB-	5.125% due 6/16/25	297,670
400,000	BBB-	4.134% due 8/4/25	392,075
600,000	BBB-	4.389% due 1/8/26	586,139
400,000	BBB	General Motors Co., Senior Unsecured Notes, 4.000% due 4/1/25	394,336
		General Motors Financial Co., Inc.:
1,000,000	BBB	Company Guaranteed Notes, 4.350% due 4/9/25	988,564
		Senior Unsecured Notes:
1,600,000	BBB	2.900% due 2/26/25	1,567,419
300,000	BBB	3.800% due 4/7/25	295,153
200,000	BBB	6.654% (SOFR + 1.300%) due 4/7/25(b)	201,438
500,000	BBB	6.711% (SOFR + 1.350%) due 5/8/27(b)	504,799
		Hyundai Capital America, Senior Unsecured Notes:
2,600,000	BBB+	6.510% (SOFR + 1.150%) due 8/4/25(a)(b)	2,613,959
700,000	BBB+	6.855% (SOFR + 1.500%) due 1/8/27(a)(b)	709,959
400,000	BB+	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 2.000% due 3/9/26(a)	372,753
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
200,000	BB+	3.522% due 9/17/25	193,721
900,000	BB+	3.522% due 9/17/25(a)	871,744
1,000,000	BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 6.183% (SOFR + 0.830%) due 3/20/26(a)(b)	1,003,211

		Total Auto Manufacturers	16,937,424

Auto Parts & Equipment - 0.6%
2,000,000	BBB	Aptiv PLC/Aptiv Corp., Company Guaranteed Notes, 2.396% due 2/18/25	1,954,446

Banks - 17.7%
1,000,000	BBB	Aozora Bank Ltd., Senior Unsecured Notes, 1.050% due 9/9/24	983,502
		Bank of America Corp., Senior Unsecured Notes:
900,000	A-	3.093% (3-Month Term SOFR + 1.352%) due 10/1/25(b)	891,757
200,000	A-	2.456% (3-Month Term SOFR + 1.132%) due 10/22/25(b)	197,415
600,000	A-	6.359% (3-Month Term SOFR + 1.032%) due 2/5/26(b)	602,600
1,200,000	A-	3.384% (SOFR + 1.330%) due 4/2/26(b)	1,176,492
200,000	A-	6.685% (SOFR + 1.330%) due 4/2/26(b)	201,349
200,000	A+	Banque Federative du Credit Mutuel SA, Senior Preferred Notes, 6.756% (SOFR + 1.400%) due 7/13/26(a)(b)	203,423
600,000	BBB+	Barclays PLC, Senior Unsecured Notes, 2.852% (SOFR + 2.714%) due 5/7/26(b)	583,979
		BNP Paribas SA, Senior Non-Preferred Notes:
2,325,000	A-	3.375% due 1/9/25(a)	2,291,338
1,200,000	A-	2.819% (3-Month Term SOFR + 1.373%) due 11/19/25(a)(b)	1,183,200
4,400,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 3.106% (SOFR + 2.842%) due 4/8/26(b)	4,303,370

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 45.0% - (continued)
Banks - 17.7% - (continued)
$ 500,000	A-	Cooperatieve Rabobank UA, Senior Non-Preferred Notes, 1.980% (1-Year CMT Index + 0.730%) due 12/15/27(a)(b)	$457,508
		Credit Suisse AG, Senior Unsecured Notes:
500,000	A+	4.750% due 8/9/24	499,023
2,500,000	A+	3.625% due 9/9/24	2,486,222
1,900,000	BBB+	Danske Bank AS, Senior Non-Preferred Notes, 6.466% (1-Year CMT Index + 2.100%) due 1/9/26(a)(b)	1,904,689
1,100,000	BBB	Deutsche Bank AG, Senior Non-Preferred Notes, 3.961% (SOFR + 2.581%) due 11/26/25(b)	1,089,375
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
2,000,000	BBB+	5.700% due 11/1/24	2,000,450
1,200,000	BBB+	3.272% (3-Month Term SOFR + 1.463%) due 9/29/25(b)	1,190,150
1,639,000	BBB+	6.427% (SOFR + 1.065%) due 8/10/26(b)	1,646,782
		HSBC Holdings PLC, Senior Unsecured Notes:
1,800,000	A-	2.633% (3-Month Term SOFR + 1.402%) due 11/7/25(b)	1,775,399
400,000	A-	6.781% (SOFR + 1.430%) due 3/10/26(b)	403,046
1,000,000	A-	6.962% (3-Month Term SOFR + 1.642%) due 9/12/26(b)	1,012,022
		ING Groep NV, Senior Unsecured Notes:
1,600,000	A-	6.996% (SOFR + 1.640%) due 3/28/26(b)	1,613,575
1,900,000	A-	6.366% (SOFR + 1.010%) due 4/1/27(b)	1,906,735
		JPMorgan Chase & Co., Senior Unsecured Notes:
1,500,000	A-	3.845% (SOFR + 0.980%) due 6/14/25(b)	1,499,023
1,800,000	A-	2.301% (SOFR + 1.160%) due 10/15/25(b)	1,776,820
300,000	A-	6.285% (SOFR + 0.920%) due 2/24/26(b)	301,107
1,100,000	A-	2.005% (3-Month Term SOFR + 1.585%) due 3/13/26(b)	1,068,779
		Lloyds Banking Group PLC, Senior Unsecured Notes:
2,200,000	BBB+	3.870% (1-Year CMT Index + 3.500%) due 7/9/25(b)	2,195,395
500,000	BBB+	2.438% (1-Year CMT Index + 1.000%) due 2/5/26(b)	488,839
900,000	BBB+	4.716% (1-Year CMT Index + 1.750%) due 8/11/26(b)	889,030
		NatWest Markets PLC, Senior Unsecured Notes:
1,000,000	A	6.805% (SOFR + 1.450%) due 3/22/25(a)(b)	1,008,038
300,000	A	6.116% (SOFR + 0.760%) due 9/29/26(a)(b)	300,468
600,000	AA-	Nordea Bank Abp, Senior Preferred Notes, 6.311% (SOFR + 0.960%) due 6/6/25(a)(b)	603,935
3,000,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 3.450% due 6/2/25	2,929,214
		Societe Generale SA:
500,000	BBB	Company Guaranteed Notes, 6.407% (SOFR + 1.050%) due 1/21/26(a)(b)	500,709
2,300,000	BBB	Senior Non-Preferred Notes, 2.625% due 1/22/25(a)	2,251,978
		Standard Chartered PLC, Senior Unsecured Notes:
355,000	BBB+	3.200% due 4/17/25(a)	347,635
2,000,000	BBB+	3.971% (1-Year CMT Index + 1.650%) due 3/30/26(a)(b)	1,968,378
1,400,000	BBB+	7.096% (SOFR + 1.740%) due 3/30/26(a)(b)	1,410,964
1,000,000	A-	Swedbank AB, Senior Non-Preferred Notes, 5.337% due 9/20/27	996,327
		UBS Group AG, Senior Unsecured Notes:
700,000	A-	4.490% (1-Year CMT Index + 1.600%) due 8/5/25(a)(b)	698,108
400,000	A-	2.593% (SOFR + 1.560%) due 9/11/25(a)(b)	396,383
		Wells Fargo & Co., Senior Unsecured Notes:
2,700,000	BBB+	2.406% (3-Month Term SOFR + 1.087%) due 10/30/25(b)	2,663,038
1,600,000	BBB+	2.164% (3-Month Term SOFR + 1.012%) due 2/11/26(b)	1,560,980
400,000	BBB+	6.679% (SOFR + 1.320%) due 4/25/26(b)	403,082

		Total Banks	56,861,631

Beverages - 0.6%
2,100,000	BBB-	JDE Peet’s NV, Company Guaranteed Notes, 0.800% due 9/24/24(a)	2,065,817

Commercial Services - 0.9%
3,000,000	BBB	Equifax Inc., Senior Unsecured Notes, 2.600% due 12/1/24	2,954,913

Diversified Financial Services - 4.1%
2,600,000	BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 1/15/25	2,562,133

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 45.0% - (continued)
Diversified Financial Services - 4.1% - (continued)
$ 3,000,000	BBB-	Ally Financial Inc., Senior Unsecured Notes, 5.125% due 9/30/24	$2,993,030
200,000	BBB-	Aviation Capital Group LLC, Senior Unsecured Notes, 5.500% due 12/15/24(a)	199,344
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
700,000	BBB-	3.950% due 7/1/24(a)	698,854
1,500,000	BBB-	2.875% due 2/15/25(a)	1,465,828
800,000	A-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(a)	790,984
3,700,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 2.648% due 1/16/25	3,625,622
900,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 4.250% due 8/15/24	896,862

		Total Diversified Financial Services	13,232,657

Electric - 1.7%
		Enel Finance International NV:
		Company Guaranteed Notes:
1,000,000	BBB	2.650% due 9/10/24(a)	991,316
1,000,000	BBB	2.650% due 9/10/24	991,317
921,000	BBB	Senior Unsecured Notes, 4.250% due 6/15/25(a)	909,353
2,500,000	BBB+	Israel Electric Corp., Ltd., Senior Secured Notes, 5.000% due 11/12/24(a)	2,489,980
100,000	BBB	Pacific Gas & Electric Co., 1st Mortgage Notes, 3.400% due 8/15/24	99,464

		Total Electric	5,481,430

Electronics - 0.9%
3,000,000	BBB-	TD SYNNEX Corp., Senior Unsecured Notes, 1.250% due 8/9/24	2,974,240

Healthcare - Products - 0.4%
1,255,000	BBB	Baxter International Inc., Senior Unsecured Notes, 1.322% due 11/29/24	1,228,105

Healthcare - Services - 0.8%
2,600,000	BBB-	HCA Inc., Company Guaranteed Notes, 5.250% due 4/15/25	2,587,937

Insurance - 2.3%
2,700,000	A+	Athene Global Funding, Secured Notes, 6.565% (SOFR + 1.210%) due 3/25/27(a)(b)	2,715,702
200,000	A-	CNO Global Funding, Secured Notes, 1.650% due 1/6/25(a)	194,751
		GA Global Funding Trust, Secured Notes:
1,200,000	A-	0.800% due 9/13/24(a)	1,182,658
800,000	A-	3.850% due 4/11/25(a)	786,647
1,025,000	A-	6.716% (SOFR + 1.360%) due 4/11/25(a)(b)	1,030,102
1,400,000	A	Jackson National Life Global Funding, Secured Notes, 6.506% (SOFR + 1.150%) due 6/28/24(a)(b)	1,400,923

		Total Insurance	7,310,783

Investment Companies - 0.1%
400,000	Baa3(c)	FS KKR Capital Corp., Senior Unsecured Notes, 1.650% due 10/12/24	393,469

Media - 0.6%
2,000,000	BBB	Cox Communications Inc., Senior Unsecured Notes, 3.150% due 8/15/24(a)	1,988,742

Oil & Gas - 0.5%
1,500,000	Baa1	Woodside Finance Ltd., Company Guaranteed Notes, 3.650% due 3/5/25(a)	1,475,844

Packaging & Containers - 0.2%
519,000	BBB-	Berry Global Inc., Senior Secured Notes, 4.875% due 7/15/26(a)	510,751

Pharmaceuticals - 1.0%
1,900,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	1,853,385
1,300,000	BBB	Bayer US Finance LLC, Company Guaranteed Notes, 3.375% due 10/8/24	1,288,807

		Total Pharmaceuticals	3,142,192

Pipelines - 1.4%
1,600,000	BBB	Energy Transfer LP, Senior Unsecured Notes, 2.900% due 5/15/25	1,557,999
3,000,000	BBB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 3/1/25	2,994,502

		Total Pipelines	4,552,501

Semiconductors - 0.3%
		Renesas Electronics Corp., Senior Unsecured Notes:
200,000	BBB	1.543% due 11/26/24	195,745
200,000	BBB	1.543% due 11/26/24(a)	195,745

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 45.0% - (continued)
Semiconductors - 0.3% - (continued)
		SK Hynix Inc., Senior Unsecured Notes:
$ 400,000	BBB-	6.250% due 1/17/26	$403,654
300,000	BBB-	5.500% due 1/16/27(a)	298,789

		Total Semiconductors	1,093,933

Shipbuilding - 0.9%
3,000,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 3.844% due 5/1/25	2,950,416

Software - 0.9%
3,000,000	BBB	VMware LLC, Senior Unsecured Notes, 4.500% due 5/15/25	2,969,416

Telecommunications - 0.3%
1,000,000	BBB-	Sprint LLC, Company Guaranteed Notes, 7.125% due 6/15/24	1,000,800
100,000	BBB	T-Mobile USA Inc., Company Guaranteed Notes, 3.500% due 4/15/25	98,149

		Total Telecommunications	1,098,949

		TOTAL CORPORATE BONDS & NOTES (Cost - $144,917,142)	144,882,966

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9%
499,688	Aaa(c)	ACREC LLC, Series 2023-FL2, Class A, 7.547% (1-Month Term SOFR + 2.230%) due 2/19/38(a)(b)	502,805
1,200,000	Aaa(c)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR3, 6.765% (3-Month Term SOFR + 1.440%) due 4/22/34(a)(b)	1,202,220
1,601,349	Aaa(c)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 6.501% (1-Month Term SOFR + 1.184%) due 8/15/34(a)(b)	1,594,844
282,972	Aaa(c)	ARES L CLO Ltd., Series 2018-50A, Class AR, 6.640% (3-Month Term SOFR + 1.312%) due 1/15/32(a)(b)	283,776
700,000	AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 6.564% (1-Month Term SOFR + 1.247%) due 6/15/35(a)(b)	693,379
1,000,000	NR	BAMLL Commercial Mortgage Securities Trust, Series 2020-BHP3, Class A, 7.331% (1-Month Term SOFR + 2.014%) due 3/15/37(a)(b)	1,000,379
772,019	AAA(d)	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, step bond to yield, 5.903% due 1/25/64(a)	768,251
230,446	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 3.503% (1-Month Term SOFR + 0.614%) due 9/25/34(b)	224,717
568,364	AAA	BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 6.514% (3-Month Term SOFR + 1.190%) due 10/25/30(a)(b)	569,131
1,600,000	NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 6.681% (1-Month Term SOFR + 1.364%) due 9/15/36(a)(b)(e)	1,444,081
1,158,953	Aaa(c)	BXMT Ltd., Series 2020-FL3, Class A, 6.835% (1-Month Term SOFR + 1.514%) due 11/15/37(a)(b)	1,132,305
687,396	AAA	CARLYLE US CLO Ltd., Series 2018-2A, Class A1R, 6.479% (3-Month Term SOFR + 1.150%) due 10/15/31(a)(b)	688,427
2,700,000	AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 6.611% (1-Month Term SOFR + 1.294%) due 10/15/36(a)(b)	2,691,407
1,482,295	Aaa(c)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,372,821
945,279	Aaa(c)	CNH Equipment Trust, Series 2023-B, Class A2, 5.900% due 2/16/27	946,552
1,315,325	NR	COMM Mortgage Trust, Series 2021-2400, Class A, 6.731% (1-Month Term SOFR + 1.414%) due 12/15/38(a)(b)	1,250,779
		Credit Suisse Commercial Mortgage Capital Trust:
231,606	AAA	Series 2021-INV1, Class A11, 5.000% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	214,721
683,487	NR	Series 2021-RPL4, Class A1, 4.039% due 12/27/60(a)(b)	664,429
168,859	AAA(d)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	157,463
75,627	B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 6.294% (1-Month Term SOFR + 0.969%) due 8/25/34(b)	75,342
318,027	Aaa(c)	DLLAA LLC, Series 2023-1A, Class A2, 5.930% due 7/20/26(a)	318,473
1,000,000	Aaa(c)	DLLAD LLC, Series 2024-1A, Class A2, 5.500% due 8/20/27(a)	999,567
1,000,000	Aaa(c)	DLLST LLC, Series 2024-1A, Class A2, 5.330% due 1/20/26(a)	997,203
459,062	AAA(d)	Dryden 38 Senior Loan Fund, Series 2015-38A, Class ARR, 6.479% (3-Month Term SOFR + 1.150%) due 7/15/30(a)(b)	460,951
477,460	Aaa(c)	Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, 6.477% (3-Month Term SOFR + 1.150%) due 10/19/29(a)(b)	478,651
1,917,298	Aaa(c)	Extended Stay America Trust, Series 2021-ESH, Class A, 6.511% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(b)	1,917,070
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
415,328	NR	Series 4344, Class FA, 5.887% (30-Day Average SOFR + 0.564%) due 12/15/37(b)	403,186
544,179	NR	Series 4351, Class FA, 5.887% (30-Day Average SOFR + 0.564%) due 5/15/38(b)	530,586
1,034,035	NR	Series 4906, Class WF, 5.837% (30-Day Average SOFR + 0.514%) due 12/15/38(b)	1,026,345
786,274	NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 5.738% (30-Day Average SOFR + 0.414%) due 1/25/48(b)	766,792
142,624	BBB-	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 6.264% (1-Month Term SOFR + 0.939%) due 8/25/34(b)	133,169
104,790	A	Fremont Home Loan Trust, Series 2005-A, Class M3, 6.174% (1-Month Term SOFR + 0.849%) due 1/25/35(b)	101,712
568,023	Aaa(c)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.680% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	569,106
		GCAT Trust:
685,698	AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	565,218
822,050	AAA(d)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	739,646

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9% - (continued)
$ 700,000	AAA	GoldenTree Loan Management US CLO 4 Ltd., Series 2019-4A, Class ARR, 6.473% (3-Month Term SOFR + 1.150%) due 4/24/31(a)(b)	$700,872
		Government National Mortgage Association (GNMA):
967,577	NR	Series 2016-H06, Class FD, 6.359% (1-Month Term SOFR + 1.034%) due 7/20/65(b)	966,629
989,525	NR	Series 2017-H15, Class FE, 6.525% (1-Year Term SOFR + 1.515%) due 7/20/67(b)	994,069
73,042	NR	Series 2020-17, Class EU, 2.500% due 10/20/49	62,097
50,915	NR	Series 2020-21, Class AC, 2.500% due 1/20/49	43,733
3,137,419	NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,630,791
203,366	NR	Series 2023-H11, Class FC, 6.423% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	206,424
407,742	NR	Series 2023-H24, Class FA, 6.273% (30-Day Average SOFR + 0.950%) due 10/20/73(b)	410,368
202,567	NR	Series 2023-H27, Class FD, 6.423% (30-Day Average SOFR + 1.100%) due 11/20/73(b)	205,765
807,107	NR	Series 2024-H01, Class FB, 6.223% (30-Day Average SOFR + 0.900%) due 1/20/74(b)	810,017
141,461	Aaa(c)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 6.611% (1-Month Term SOFR + 1.294%) due 9/15/37(a)(b)	141,320
2,500,000	Aaa(c)	GS Mortgage Securities Corp. Trust, Series 2022-GTWY, Class A, 8.717% (1-Month Term SOFR + 3.400%) due 8/15/39(a)(b)	2,514,886
1,206,591	AAA(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	1,099,835
		GS Mortgage-Backed Securities Trust:
723,857	Aaa(c)	Series 2021-GR2, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	670,280
243,536	Aaa(c)	Series 2021-INV1, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	225,481
142,929	A-	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.814% (1-Month Term SOFR + 1.497%) due 12/15/31(a)(b)	127,943
		JPMorgan Mortgage Trust:
167,273	Aaa(c)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	147,250
307,587	Aaa(c)	Series 2021-12, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	284,673
432,432	Aaa(c)	KKR CLO 11 Ltd., Series 11, Class AR, 6.770% (3-Month Term SOFR + 1.442%) due 1/15/31(a)(b)	433,059
1,227,293	Aaa(c)	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.400% due 2/17/26(a)	1,225,950
1,458,683	Aaa(c)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 6.616% (3-Month Term SOFR + 1.292%) due 4/20/31(a)(b)	1,461,904
		Legacy Mortgage Asset Trust:
277,973	NR	Series 2021-GS5, Class A1, step bond to yield, 2.250% due 7/25/67(a)	271,214
241,014	NR	Series 2021-SL2, Class A, step bond to yield, 1.875% due 10/25/68(a)	233,863
1,198,328	Aaa(c)	M&T Equipment 2023-LEAF1 Notes, Series 2023-1A, Class A2, 6.090% due 7/15/30(a)	1,199,066
2,204,087	Aaa(c)	M360 Ltd., Series 2021-CRE3, Class A, 6.935% (1-Month Term SOFR + 1.614%) due 11/22/38(a)(b)	2,182,113
1,500,000	AAA	Marathon CLO 14 Ltd., Series 2019-2A, Class A1AR, 6.705% (3-Month Term SOFR + 1.380%) due 1/20/33(a)(b)	1,501,125
137,027	BBB+	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 6.139% (1-Month Term SOFR + 0.814%) due 9/25/34(b)	123,860
394,698	Aaa(c)	MF1 Ltd., Series 2020-FL4, Class A, 7.134% (1-Month Term SOFR + 1.814%) due 11/15/35(a)(b)	395,315
368,291	Aaa(c)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.284% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(b)	366,833
		MFA Trust:
167,386	AAA	Series 2020-NQM1, Class A1, 1.479% due 3/25/65(a)(b)	156,617
188,744	AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	175,392
19,842	AAA	MidOcean Credit CLO II, Series 2013-2A, Class ARR, 6.616% (3-Month Term SOFR + 1.292%) due 1/29/30(a)(b)	19,854
		Mill City Mortgage Loan Trust:
472,576	Aaa(c)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	445,546
348,569	AAA(d)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	324,890
		MMAF Equipment Finance LLC:
432,564	Aaa(c)	Series 2023-A, Class A2, 5.790% due 11/13/26(a)	432,999
1,000,000	Aaa(c)	Series 2024-A, Class A2, 5.200% due 9/13/27(a)	995,397
370,556	B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 6.339% (1-Month Term SOFR + 1.014%) due 5/25/34(b)(f)	365,245
177,605	Aaa(c)	Mountain View CLO LLC, Series 2017-1A, Class AR, 6.679% (3-Month Term SOFR + 1.352%) due 10/16/29(a)(b)	177,789
1,600,000	Aaa(c)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 6.381% (1-Month Term SOFR + 1.064%) due 8/15/38(a)(b)(e)	1,497,235
		New Residential Mortgage Loan Trust:
154,849	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	147,695
48,412	AAA(d)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	45,682
61,992	A+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 6.099% (1-Month Term SOFR + 0.774%) due 1/25/36(b)	61,130
408,724	NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 1.670% due 8/25/61(a)	395,076
1,800,000	AAA(d)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 6.526% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	1,731,945

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9% - (continued)
		OBX Trust:
$ 386,811	AAA	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 12/1/64(a)	$386,903
689,553	AAA	Series 2024-NQM6, Class A1, step bond to yield, 6.447% due 2/25/64(a)	693,757
550,611	Aaa(c)	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class AR, 6.475% (3-Month Term SOFR + 1.150%) due 10/20/30(a)(b)	551,429
2,196,574	AAA(d)	OSD CLO Ltd., Series 2021-23A, Class A, 6.449% (3-Month Term SOFR + 1.132%) due 4/17/31(a)(b)	2,198,224
81,425	NR	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.660% due 7/15/31(a)	81,783
113,161	Aaa(c)	PFP Ltd., Series 2021-8, Class A, 6.434% (1-Month Term SOFR + 1.114%) due 8/9/37(a)(b)	112,462
1,500,000	AAA	PFS Financing Corp., Series 2023-D, Class A, 6.474% (30-Day Average SOFR + 1.150%) due 8/15/27(a)(b)	1,513,114
82,019	NR	Pretium Mortgage Credit Partners I LLC, Series 2021-NPL1, Class A1, step bond to yield, 5.240% due 9/27/60(a)	81,170
700,000	Aaa(c)	Regatta XV Funding Ltd., Series 2018-4A, Class A1R, 6.523% (3-Month Term SOFR + 1.200%) due 10/25/31(a)(b)	702,143
554,921	AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 6.085% (1-Month Term SOFR + 0.764%) due 2/3/53(a)(b)	554,156
74,018	AAA	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.810% due 5/15/31(a)	74,181
600,000	AAA	Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1R, 6.604% (3-Month Term SOFR + 1.280%) due 1/25/32(a)(b)	603,160
141,637	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	132,216
784,464	AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 6.531% (1-Month Term SOFR + 1.214%) due 4/15/34(a)(b)(e)	778,144
349,130	AAA	TCW CLO Ltd., Series 2018-1A, Class A1R, 6.555% (3-Month Term SOFR + 1.232%) due 4/25/31(a)(b)	349,732
		Towd Point Mortgage Trust:
85,667	Aaa(c)	Series 2017-5, Class A1, 6.039% (1-Month Term SOFR + 0.714%) due 2/25/57(a)(b)	87,445
294,823	AAA(d)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	283,642
157,310	Aaa(c)	Series 2019-HY2, Class A1, 6.439% (1-Month Term SOFR + 1.114%) due 5/25/58(a)(b)	160,731
186,451	Aaa(c)	Series 2019-HY3, Class A1A, 6.439% (1-Month Term SOFR + 1.114%) due 10/25/59(a)(b)	189,536
510,087	AAA(d)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	474,568
904,867	AAA(d)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	858,658
284,649	AAA(d)	Series 2024-CES1, Class A1A, 5.848% due 1/25/64(a)(b)	285,347
2,000,000	Aaa(c)	Trinitas CLO XII Ltd., Series 2020-12A, Class A1R, 6.694% (3-Month Term SOFR + 1.370%) due 4/25/33(a)(b)	2,004,424
1,000,000	Aaa(c)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 6.716% (3-Month Term SOFR + 1.392%) due 4/20/32(a)(b)	1,002,209
2,424	Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.470% (3-Month Term SOFR + 1.142%) due 4/15/27(a)(b)	2,426
3,000,000	AAA	Verizon Master Trust, Series 2024-1, Class A1B, 5.974% (30-Day Average SOFR + 0.650%) due 12/20/28(b)	3,004,083
243,184	AAA(d)	Verus Securitization Trust, Series 2023-5, Class A1, step bond to yield, 6.476% due 6/25/68(a)	243,290
281,592	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 6.019% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	267,948
6,831	Aaa(c)	Wellfleet CLO Ltd., Series 2015-1A, Class AR4, 6.476% (3-Month Term SOFR + 1.152%) due 7/20/29(a)(b)	6,835

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $75,602,324)	73,778,447

ASSET-BACKED SECURITIES - 17.9%
Automobiles - 12.2%
474,080	Aaa(c)	Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.760% due 11/15/26	474,249
600,000	Aaa(c)	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360% due 3/20/26(a)	588,202
443,630	Aaa(c)	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.830% due 5/15/26(a)	443,976
		BMW Vehicle Lease Trust:
208,882	AAA	Series 2023-2, Class A2, 5.950% due 8/25/25	209,098
300,000	AAA	Series 2023-2, Class A3, 5.990% due 9/25/26	301,559
1,500,000	AAA	Series 2024-1, Class A2B, 5.724% (30-Day Average SOFR + 0.400%) due 7/27/26(b)	1,501,527
213,419	AAA	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2A, 3.740% due 9/15/25	213,189
		CarMax Auto Owner Trust:
341,678	AAA	Series 2022-4, Class A2B, 6.224% (30-Day Average SOFR + 0.900%) due 12/15/25(b)	341,922
1,600,000	AAA	Series 2024-1, Class A2B, 5.944% (30-Day Average SOFR + 0.620%) due 3/15/27(b)	1,600,928
		Carvana Auto Receivables Trust:
300,000	AAA	Series 2021-P2, Class A4, 0.800% due 1/10/27	288,270
1,174,961	AAA	Series 2023-P5, Class A2, 5.770% due 4/12/27(a)	1,175,088
1,000,000	Aaa(c)	Chase Auto Owner Trust, Series 2024-2A, Class A2, 5.660% due 5/26/27(a)	1,000,788
593,325	Aaa(c)	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520% due 5/15/36(a)	592,426
2,800,000	AAA	Citizens Auto Receivables Trust, Series 2024-1, Class A2B, 5.924% (30-Day Average SOFR + 0.600%) due 10/15/26(a)(b)	2,803,327
452,451	AAA	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.800% due 11/16/26	452,855

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 17.9% - (continued)
Automobiles - 12.2% - (continued)
		Ford Credit Auto Lease Trust:
$ 1,507,476	AAA	Series 2023-B, Class A2B, 5.914% (30-Day Average SOFR + 0.590%) due 2/15/26(b)	$1,508,453
3,000,000	AAA	Series 2024-A, Class A2B, 5.824% (30-Day Average SOFR + 0.500%) due 7/15/26(b)	3,001,532
88,693	Aaa(c)	Ford Credit Auto Owner Trust, Series 2022-D, Class A2B, 6.084% (30-Day Average SOFR + 0.760%) due 8/15/25(b)	88,724
234,043	AAA	GM Financial Automobile Leasing Trust, Series 2023-1, Class A2B, 5.873% (30-Day Average SOFR + 0.550%) due 6/20/25(b)	234,070
		GM Financial Consumer Automobile Receivables Trust:
983,024	AAA	Series 2023-2, Class A2B, 6.074% (30-Day Average SOFR + 0.750%) due 5/18/26(b)	984,283
487,426	AAA	Series 2023-3, Class A2A, 5.740% due 9/16/26	487,619
1,000,000	Aaa(c)	Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.490% due 6/25/27(a)	996,526
696,822	AAA	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.410% due 4/15/26	696,214
		Hyundai Auto Lease Securitization Trust:
166,399	AAA	Series 2023-A, Class A2B, 5.964% (30-Day Average SOFR + 0.640%) due 4/15/25(a)(b)	166,408
1,500,000	AAA	Series 2024-A, Class A2B, 5.824% (30-Day Average SOFR + 0.500%) due 6/15/26(a)(b)	1,502,172
363,721	AAA	Hyundai Auto Receivables Trust, Series 2023-B, Class A2A, 5.770% due 5/15/26	364,128
		LAD Auto Receivables Trust:
638,236	Aaa(c)	Series 2023-2A, Class A2, 5.930% due 6/15/27(a)	638,584
162,870	Aaa(c)	Series 2023-3A, Class A2, 6.090% due 6/15/26(a)	162,959
1,000,000	Aaa(c)	Oscar US Funding XVI LLC, Series 2024-1A, Class A2, 5.480% due 2/10/27(a)	999,341
1,000,000	Aaa(c)	SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.670% due 11/20/26(a)	1,000,160
1,000,000	AAA	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A2, 5.710% due 10/20/27(a)	1,000,687
3,000,000	Aaa(c)	Tesla Electric Vehicle Trust, Series 2023-1, Class A2B, 5.843% (30-Day Average SOFR + 0.520%) due 12/21/26(a)(b)	3,001,956
		Toyota Auto Receivables Owner Trust:
243,578	AAA	Series 2022-C, Class A2B, 5.894% (30-Day Average SOFR + 0.570%) due 8/15/25(b)	243,641
1,500,000	AAA	Series 2022-C, Class A3, 3.760% due 4/15/27	1,477,135
619,103	AAA	Series 2023-C, Class A2A, 5.600% due 8/17/26	619,079
1,057,017	Aaa(c)	Toyota Lease Owner Trust, Series 2023-B, Class A2B, 5.873% (30-Day Average SOFR + 0.550%) due 4/20/26(a)(b)	1,058,973
483,868	AAA	USAA Auto Owner Trust, Series 2023-A, Class A2, 5.830% due 7/15/26(a)	484,423
763,898	AAA	Volkswagen Auto Lease Trust, Series 2023-A, Class A2B, 5.893% (30-Day Average SOFR + 0.570%) due 1/20/26(b)	764,480
1,431,481	AAA	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.500% due 12/21/26	1,430,852
		World Omni Auto Receivables Trust:
348,101	AAA	Series 2022-C, Class A2, 3.730% due 3/16/26	347,324
306,905	AAA	Series 2023-A, Class A2B, 5.754% (30-Day Average SOFR + 0.430%) due 7/15/26(b)	307,028
523,113	AAA	Series 2023-B, Class A2A, 5.250% due 11/16/26	522,666
2,962,289	AAA	Series 2023-D, Class A2A, 5.910% due 2/16/27	2,968,431

		Total Automobiles	39,045,252

Credit Cards - 3.5%
700,000	Aaa(c)	CARDS II Trust, Series 2023-2A, Class A, 6.180% (SOFR + 0.850%) due 7/15/28(a)(b)	701,027
		Master Credit Card Trust II:
2,300,000	Aaa(c)	Series 2023-2A, Class A, 6.174% (30-Day Average SOFR + 0.850%) due 1/21/27(a)(b)	2,310,340
2,200,000	Aaa(c)	Series 2024-1A, Class A, 6.074% (30-Day Average SOFR + 0.750%) due 1/21/28(a)(b)	2,209,542
		Trillium Credit Card Trust II:
3,000,000	AAA	Series 2023-3A, Class A, 6.186% (SOFR + 0.850%) due 8/26/28(a)(b)	3,014,535
3,000,000	Aaa(c)	Series 2024-1A, Class A, 6.086% (SOFR + 0.750%) due 12/26/28(a)(b)	3,010,303

		Total Credit Cards	11,245,747

Student Loans - 2.2%
		ECMC Group Student Loan Trust:
458,006	Aaa(c)	Series 2017-2A, Class A, 6.488% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(b)	457,221
335,316	Aaa(c)	Series 2018-1A, Class A, 6.188% (30-Day Average SOFR + 0.864%) due 2/27/68(a)(b)	334,778
510,545	Aaa(c)	Series 2019-1A, Class A1B, 6.438% (30-Day Average SOFR + 1.114%) due 7/25/69(a)(b)	509,699
1,622,360	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,388,070
		Navient Private Education Loan Trust:
553,581	AAA	Series 2015-BA, Class A3, 6.881% (1-Month Term SOFR + 1.564%) due 7/16/40(a)(b)	556,030
262,409	AAA	Series 2020-A, Class A2B, 6.331% (1-Month Term SOFR + 1.014%) due 11/15/68(a)(b)	261,330

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 17.9% - (continued)
Student Loans - 2.2% - (continued)
		Navient Private Education Refi Loan Trust:
$ 163,047	AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	$146,601
216,237	AAA	Series 2020-IA, Class A1A, 1.330% due 4/15/69(a)	194,774
		Nelnet Student Loan Trust:
564,107	AA+	Series 2017-3A, Class A, 6.288% (30-Day Average SOFR + 0.964%) due 2/25/66(a)(b)	562,498
128,717	AAA	Series 2018-3A, Class A2, 5.879% (1-Month Term SOFR + 0.554%) due 9/27/66(a)(b)	128,647
575,867	AA+	Series 2019-2A, Class A, 6.338% (30-Day Average SOFR + 1.014%) due 6/27/67(a)(b)	572,883
456,559	AA+	Series 2019-3A, Class A, 6.239% (1-Month Term SOFR + 0.914%) due 8/25/67(a)(b)	455,268
91,324	AAA	SLC Student Loan Trust, Series 2007-1, Class A4, 5.669% (90-Day Average SOFR + 0.322%) due 5/15/29(b)	91,030
106,327	AAA	SLM Student Loan Trust, Series 2004-10, Class A7B, 6.209% (90-Day Average SOFR + 0.862%) due 10/25/29(a)(b)	106,371
		SMB Private Education Loan Trust:
226,411	AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	205,454
184,551	AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	166,195
525,832	Aaa(c)	Series 2023-C, Class A1B, 6.874% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(b)	525,289
436,789	Aaa(c)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 6.135% (1-Month Term SOFR + 0.814%) due 11/20/61(a)(b)	433,984

		Total Student Loans	7,096,122

		TOTAL ASSET-BACKED SECURITIES (Cost - $57,595,494)	57,387,121

U.S. GOVERNMENT AGENCIES & OBLIGATION - 4.2%
U.S. GOVERNMENT AGENCIES - 3.6%
2,400,000	AA+	Federal Home Loan Banks, 6.000% due 5/3/27	2,400,000
		Federal Home Loan Mortgage Corp. (FHLMC):
3,000,000	AA+	5.650% due 3/6/26	3,000,143
6,000,000	AA+	5.700% due 3/6/26	6,000,186

		Total U.S. GOVERNMENT AGENCIES	11,400,329

U.S. GOVERNMENT OBLIGATION - 0.6%
1,948,288		U.S. Treasury Inflation Indexed Notes, 0.125% due 10/15/24	1,931,433

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATION (Cost - $13,327,555)	13,331,762

MORTGAGE-BACKED SECURITIES - 0.2%
FHLMC - 0.2%
774,985		Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 - 9/1/49 (Cost - $813,008)	712,908

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $292,255,523)	290,093,204

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 10.0%
COMMERCIAL PAPERS - 4.7%
		AT&T Inc.:
$ 2,000,000		5.660% due 6/25/24(a)(g)	$1,993,155
1,200,000		5.663% due 6/26/24(a)(g)	1,195,707
		Constellation Brands Inc.:
900,000		5.698% due 6/7/24(a)(g)	899,433
900,000		5.727% due 6/17/24(a)(g)	898,008
1,400,000		5.730% due 6/21/24(a)(g)	1,396,017
2,600,000		Energy Transfer LP, 5.762% due 6/3/24(g)	2,600,000
		L3Harris Technologies Inc.:
600,000		5.600% due 6/13/24(a)(g)	599,072
2,600,000		5.640% due 6/17/24(a)(g)	2,594,338
3,200,000		NextEra Energy Capital Holdings Inc., 5.620% due 6/26/24(a)(g)	3,188,612

		TOTAL COMMERCIAL PAPERS (Cost - $15,364,342)	15,364,342

TIME DEPOSITS - 1.1%
21	NZD	ANZ National Bank - Hong Kong, 3.420% due 6/4/24	13
3,500,224		JPMorgan Chase & Co. - New York, 4.680% due 6/3/24	3,500,224

		TOTAL TIME DEPOSITS (Cost - $3,500,237)	3,500,237

U.S. GOVERNMENT OBLIGATIONS - 4.2%
		U.S. Treasury Bills:
7,800,000		5.313% due 8/22/24(g)	7,709,125
5,800,000		5.322% due 8/29/24(g)	5,726,377

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $13,435,502)	13,435,502

		TOTAL SHORT-TERM INVESTMENTS (Cost - $32,300,081)	32,300,081

		TOTAL INVESTMENTS - 100.2% (Cost - $324,555,604)	322,393,285

		Liabilities in Excess of Other Assets - (0.2)%	(658,310)

		TOTAL NET ASSETS - 100.0%	$321,734,975

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2024, amounts to $155,532,573 and represents 48.3% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2024.
(c)	Rating by Moody’s Investors Service.
(d)	Rating by Fitch Ratings Service.
(e)	Illiquid security.
(f)	Affiliated security. As of May 31, 2024, total cost and total market value of affiliated security amounted to $369,808 and $365,245, respectively.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of May 31, 2024
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 6.339% (1-Month Term SOFR + 1.014%) due 5/25/34	$ 391,211	$ —	$ (31,544)	$ 77	$ 5,240	$ 261	$ 13,187	$ 365,245

(g)	Rate shown represents yield-to-maturity.

At May 31, 2024, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$ 324,555,604	$ 971,578	$ (3,007,178)	$ (2,035,600)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
LLC	—	Limited Liability Company
MASTR	—	Mortgage Asset Securitization Transactions, Inc.
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	44.9%
Collateralized Mortgage Obligations	22.9
Asset-Backed Securities	17.8
U.S. Government Agencies & Obligation	4.2
Mortgage-Backed Securities	0.2
Short-Term Investments	10.0

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2024, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 2-Year Note Futures	33	9/24	$6,734,836	$6,722,203	$12,633
U.S. Treasury 5-Year Note Futures	148	9/24	15,717,568	15,657,937	59,631
U.S. Treasury 10-Year Note Futures	7	9/24	766,610	761,578	5,032
U.S. Treasury Ultra Long Bond Futures	5	9/24	622,981	612,188	10,793
U.S. Ultra Long Bond Futures	42	9/24	4,743,942	4,705,312	38,630

					$126,719

At May 31, 2024, Ultra-Short Term Fixed Income Fund had deposited cash of $469,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:

NZD	—	New Zealand Dollar
USD	—	United States Dollar

See pages 269-271 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 99.3%
United States - 99.3%
898,460	American Beacon AHL Managed Futures Strategy Fund, Class Y	$9,667,429
549,022	American Beacon AHL TargetRisk Fund, Class Y	6,225,908
802,426	BlackRock Event Driven Equity Fund, Institutional Class	8,040,304
681,300	BlackRock Global Equity Market Neutral Fund, Institutional Class	9,688,081
1,735,328	BlackRock Systematic Multi-Strategy Fund, Institutional Class	17,596,228
716,542	BNY Mellon Global Real Return Fund, Class Y	11,213,878
551,380	Calamos Market Neutral Income Fund, Class I	8,022,582
63,359	Cohen & Steers Global Realty Shares Inc., Class I	3,223,721
215,743	Diamond Hill Long/Short Fund, Class I	6,396,767
644,902	Driehaus Event Driven Fund, Common Class	7,919,399
1,133,213	John Hancock Diversified Macro Fund, Class I	11,105,491
212,317	JPMorgan Hedged Equity Fund, Class I	6,403,492
620,750	LoCorr Market Trend Fund, Class I	8,007,673
535,422	Neuberger Berman Long Short Fund, Institutional Class	9,519,798
233,668	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	3,189,575
836,530	PIMCO Credit Opportunities Bond Fund, Institutional Class	8,013,961
2,077,925	PIMCO Mortgage Opportunities and Bond Fund, Class I2	19,283,143
569,453	Thornburg Strategic Income Fund, Institutional Class	6,417,731

	TOTAL INVESTMENTS - 99.3%
	(Cost - $155,707,974)	159,935,161

	Other Assets in Excess of Liabilities - 0.7%	1,162,241

	TOTAL NET ASSETS - 100.0%	$161,097,402

At May 31, 2024, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$ 155,707,974	$ 7,216,985	$ (2,989,798)	$ 4,227,187

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by a third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, senior loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$216,622,522	*	$216,622,522	$—	$—	*
Consumer Discretionary	218,464,287		218,464,287	—	—
Consumer Staples	115,013,685		115,013,685	—	—
Energy	89,542,495		89,542,495	—	—
Financials	386,061,590		386,061,590	—	—
Health Care	296,941,470		296,941,470	—	—
Industrials	253,479,895		253,479,895	—	—
Information Technology	601,413,334		601,413,334	—	—
Materials	66,054,403		66,051,022	3,381	—
Real Estate	76,407,094		76,407,094	—	—
Utilities	49,761,579		49,761,579	—	—
Short-Term Investments:
Money Market Fund	4,088,698		4,088,698	—	—
Time Deposits	57,650,381		—	57,650,381	—

Total Investments, at Value	$2,431,501,433	*	$2,373,847,671	$57,653,762	$—	*

Securities Lending Transactions - Liabilities	$(4,088,698)		$—	$(4,088,698)	$—

Other Financial Instruments - Assets
Futures Contracts	$175,813		$175,813	$—	$—

Total Other Financial Instruments - Assets	$175,813		$175,813	$—	$—

	Total Fair Value at May 31, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$8,356,319	*	$8,356,319	$—	$—	*
Consumer Discretionary	42,668,191	*	42,668,191	—	—	*
Consumer Staples	17,759,823		17,759,823	—	—
Energy	20,409,432	*	20,409,432	—	—	*
Financials	56,938,927		56,938,927	—	—
Health Care	67,723,460	*	67,717,785	5,675	—	*
Industrials	96,884,051		96,884,051	—	—
Information Technology	73,119,841		73,119,841	—	—
Materials	23,858,199		23,850,435	7,764	—
Real Estate	18,812,063		18,812,063	—	—
Utilities	23,005,948		23,005,948	—	—
Preferred Stocks:
Financials	602,293		602,293	—	—
Open End Mutual Fund Securities:
Financials	300,192		300,192	—	—
Right:
Health Care	1,533		—	1,533	—
Warrant:
Materials	—	*	—	—	—	*
Corporate Bonds & Notes	706,212	*	—	706,212	—	*
Short-Term Investments:
Money Market Fund	5,931,215		5,931,215	—	—
Time Deposits	14,450,804		—	14,450,804	—

Total Investments, at Value	$471,528,503	*	$456,356,515	$15,171,988	$—	*

Securities Lending Transactions - Liabilities	$(5,931,215)		$—	$(5,931,215)	$—

Other Financial Instruments - Assets
Futures Contracts	$8,395		$8,395	$—	$—

Total Other Financial Instruments - Assets	$8,395		$8,395	$—	$—

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$156,876,687	$—	$156,876,687	$—
Germany	106,581,098	—	106,581,098	—
Japan	243,449,655	—	243,449,655	—
Netherlands	68,081,387	—	68,081,387	—
Switzerland	106,328,100	—	106,328,100	—
United Kingdom	228,945,803	2,781,424	226,164,379	—
Other Countries**	379,565,661	51,612,698	327,952,963	—
Preferred Stocks:
Germany	3,119,857	—	3,119,857	—
Open End Mutual Fund Security:
United States	1,298,584	1,298,584	—	—
Rights:
France	553,955	—	553,955	—
United Kingdom	151,962	—	151,962	—
Short-Term Investments:
Money Market Fund	30,440,611	30,440,611	—	—
Time Deposits	28,885,295	—	28,885,295	—

Total Investments, at Value	$1,354,278,655	$86,133,317	$1,268,145,338	$—

Security Lending Transactions - Liabilities	$(30,440,611)	$—	$(30,440,611)	$—

Other Financial Instruments - Assets
Futures Contracts	$18,577	$18,577	$—	$—

Total Other Financial Instruments - Assets	$18,577	$18,577	$—	$—

Other Financial Instruments - Liabilities
Futures Contract	$(3,959)	$(3,959)	$—	$—

Total Other Financial Instruments - Liabilities	$(3,959)	$(3,959)	$—	$—

	Total Fair Value at May 31, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$110,395,067		$16,946,553	$93,448,512		$2
India	80,390,116		12,654,910	67,735,206		—
South Korea	54,667,560		152,367	54,515,193		—
Taiwan	70,230,337		13,353,777	56,876,560		—
Other Countries**	152,905,714	*	59,578,543	93,284,696		42,475	*
Preferred Stocks:
Brazil	2,723,027		2,723,027	—		—
Chile	173,875		173,875	—		—
Colombia	100,158		100,158	—		—
Mexico	315,340		315,340	—		—
Russia	850	*	—	—		850	*
South Korea	4,785,922		—	4,785,922		—
Right:
Brazil	—	†	—	—	†	—
Short-Term Investments:
Money Market Fund	2,786,130		2,786,130	—		—
Time Deposits	9,386,688		—	9,386,688		—

Total Investments, at Value	$488,860,784	*	$108,784,680	$380,032,777		$43,327	*

Security Lending Transactions - Liabilities	$(2,786,130)		$—	$(2,786,130)		$—

Other Financial Instruments - Liabilities
Futures Contract	$(3,938)		$(3,938)	$—		$—

Total Other Financial Instruments - Liabilities	$(3,938)		$(3,938)	$—		$—

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$544,875,663 *	$—	$544,875,663	$—	*
Mortgage-Backed Securities	503,845,373	—	503,845,373	—
U.S. Government Agencies & Obligations	361,967,735	—	361,967,735	—
Collateralized Mortgage Obligations	197,961,240	—	197,961,240	—
Sovereign Bonds	66,210,373	—	66,210,373	—
Asset-Backed Securities	21,850,213	—	21,850,213	—
Senior Loans	17,587,181	—	17,587,181	—
Municipal Bonds	2,640,644	—	2,640,644	—
Common Stock:
Telecommunications	414,306	—	414,306	—
Purchased Options	22,356	13,000	9,356	—
Short-Term Investments:
Time Deposits	56,511,706	—	56,511,706	—
U.S. Government Obligations	43,476,544	—	43,476,544	—

Total Investments, at Value	$1,817,363,334 *	$13,000	$1,817,350,334	$—	*

Other Financial Instruments - Assets
Futures Contracts	$357,547	$357,547	$—	$—
Forward Foreign Currency Contracts	747,829	—	747,829	—
Centrally Cleared Interest Rate Swaps	2,479,160	—	2,479,160	—
Centrally Cleared Credit Default Swap	90,369	—	90,369	—

Total Other Financial Instruments - Assets	$3,674,905	$357,547	$3,317,358	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(93,992)	$(91,938)	$(2,054)	$—
Futures Contracts	(1,404,410)	(1,404,410)	—	—
Forward Foreign Currency Contracts	(831,229)	—	(831,229)	—
OTC Interest Rate Swap	(650,872)	—	(650,872)	—
Centrally Cleared Interest Rate Swap	(8,785)	—	(8,785)	—
Centrally Cleared Credit Default Swap	(18,429)	—	(18,429)	—

Total Other Financial Instruments - Liabilities	$(3,007,717)	$(1,496,348)	$(1,511,369)	$—

	Total Fair Value at May 31, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$117,560,190	*	$—	$117,560,190	$—	*
Collateralized Mortgage Obligations	4,818,196		—	4,818,196	—
Senior Loans	2,678,570		—	2,678,570	—
Common Stocks:
Consumer Non-Cyclical	15,094		—	15,094	—
Energy	214,334		214,334	—	—
Convertible Preferred Stock:
Energy	224,395		—	224,395	—
Sovereign Bond	43,563		—	43,563	—
Short-Term Investments:
Time Deposits	3,609,048		—	3,609,048	—

Total Investments, at Value	$129,163,390	*	$214,334	$128,949,056	$—	*

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$61,837,412	$—	$61,837,412	$—
Sovereign Bonds:
Japan	13,893,525	—	13,893,525	—
Other Countries**	35,794,574	—	35,794,574	—
Collateralized Mortgage Obligations	32,830,907	—	32,830,907	—
U.S. Government Obligations	18,620,594	—	18,620,594	—
Corporate Bonds & Notes:
Other Countries**	15,730,398	—	15,730,398	—
Asset-Backed Securities	284,211	—	284,211	—
Purchased Options	233,026	—	233,026	—
Short-Term Investments:
Commercial Papers	1,198,923	—	1,198,923	—
Repurchase Agreement	2,200,000	—	2,200,000	—
Sovereign Bonds:
Japan	11,191,169	—	11,191,169	—
Time Deposits	3,400,712	—	3,400,712	—

Total Investments, at Value	$197,215,451	$—	$197,215,451	$—

Other Financial Instruments - Assets
Futures Contracts	$872,985	$872,985	$—	$—
Forward Foreign Currency Contracts	2,063,194	—	2,063,194	—
OTC Total Return Swaps	67,093	—	67,093	—
OTC Interest Rate Swaps	13,189	—	13,189	—
Centrally Cleared Interest Rate Swaps	3,891,262	—	3,891,262	—
OTC Credit Default Swap	10,605	—	10,605	—
Centrally Cleared Credit Default Swaps	105,853	—	105,853	—
OTC Cross Currency Swap	26,022	—	26,022	—

Total Other Financial Instruments - Assets	$7,050,203	$872,985	$6,177,218	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(101,665)	$(13,936)	$(87,729)	$—
Forward Sale Commitments	(31,268,821)	—	(31,268,821)	—
Futures Contracts	(576,531)	(576,531)	—	—
Forward Foreign Currency Contracts	(1,123,695)	—	(1,123,695)	—
OTC Interest Rate Swaps	(5,349)	—	(5,349)	—
Centrally Cleared Interest Rate Swaps	(4,299,418)	—	(4,299,418)	—
OTC Credit Default Swaps	(1,709)	—	(1,709)	—
Centrally Cleared Credit Default Swaps	(77,479)	—	(77,479)	—
OTC Cross Currency Swap	(42,258)	—	(42,258)	—

Total Other Financial Instruments - Liabilities	$(37,496,925)	$(590,467)	$(36,906,458)	$—

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$83,643,575	$—	$83,643,575	$—
Short-Term Investments:
Time Deposits	10,321,161	—	10,321,161	—

Total Investments, at Value	$93,964,736	$—	$93,964,736	$—

Other Financial Instruments - Assets
Futures Contracts	$9,178	$9,178	$—	$—

Total Other Financial Instruments - Assets	$9,178	$9,178	$—	$—

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$140,285,970	$—	$140,285,970	$—
Mortgage-Backed Securities	17,486,886	—	17,486,886	—
Collateralized Mortgage Obligations	17,461,625	—	17,461,625	—
Sovereign Bonds	6,655,815	—	6,655,815	—
Corporate Bonds & Notes	171,046	—	171,046	—
Short-Term Investments:
Time Deposits	1,588,852	—	1,588,852	—

Total Investments, at Value	$183,650,194	$—	$183,650,194	$—

Other Financial Instruments - Assets
Futures Contracts	$230,008	$230,008	$—	$—
Forward Foreign Currency Contracts	18,007	—	18,007	—
Centrally Cleared Interest Rate Swaps	1,674,003	—	1,674,003	—
Centrally Cleared Inflation Rate Swaps	719,338	—	719,338	—

Total Other Financial Instruments - Assets	$2,641,356	$230,008	$2,411,348	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(105,337)	$—	$(105,337)	$—
Reverse Repurchase Agreements	(41,153,760)	—	(41,153,760)	—
Futures Contracts	(119,009)	(119,009)	—	—
Forward Foreign Currency Contracts	(97,955)	—	(97,955)	—
Centrally Cleared Interest Rate Swaps	(888,990)	—	(888,990)	—
Centrally Cleared Inflation Rate Swaps	(1,476,509)	—	(1,476,509)	—

Total Other Financial Instruments - Liabilities	$(43,841,560)	$(119,009)	$(43,722,551)	$—

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$144,882,966	$—	$144,882,966	$—
Collateralized Mortgage Obligations	73,778,447	—	73,778,447	—
Asset-Backed Securities	57,387,121	—	57,387,121	—
U.S. Government Agencies & Obligation	13,331,762	—	13,331,762	—
Mortgage-Backed Securities	712,908	—	712,908	—
Short-Term Investments:
Commercial Papers	15,364,342	—	15,364,342	—
Time Deposits	3,500,237	—	3,500,237	—
U.S. Government Obligations	13,435,502	—	13,435,502	—

Total Investments, at Value	$322,393,285	$—	$322,393,285	$—

Other Financial Instruments - Assets
Futures Contracts	$126,719	$126,719	$—	$—

Total Other Financial Instruments - Assets	$126,719	$126,719	$—	$—

	Total Fair Value at May 31, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$159,935,161	$159,935,161	$—	$—

Total Investments, at Value	$159,935,161	$159,935,161	$—	$—

†	The value is zero.
*	Includes securities that are fair value using significant unobservable inputs at $0.
**	Other countries represent countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the investment levels may occur markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2023 through May 31, 2024:

	Total		Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Rights	Warrants
Large Cap Equity Fund
Balance as of August 31, 2023	$—		$—		$—	$—	$—	$—
Total realized gain (loss)	—		—		—	—	—	—
Change in unrealized appreciation (depreciation)	—		—		—	—	—	—
Purchases	—		—		—	—	—	—
(Sales)	—		—		—	—	—	—
Transfers in	—	**	—	**	—	—	—	—
(Transfers out)	—		—		—	—	—	—

Balance as of May 31, 2024	$—	*	$—	*	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2024	$—		$—		$—	$—	$—	$—

	Total		Common Stocks		Corporate Bonds & Notes		Preferred Stocks	Rights	Warrants
Small-Mid Cap Equity Fund
Balance as of August 31, 2023	$—		$—		$—		$—	$—	$—
Total realized gain (loss)	—		—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—		—	—	(17,539)
Purchases	—	*	—	*	—		—	—	17,539
(Sales)	—		—		—		—	—	—
Transfers in	—	**	—	**	—	**	—	—	—
(Transfers out)	—		—		—		—	—	—

Balance as of May 31, 2024	$—	*	$—	*	$—	*	$—	$—	$— *

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2024	$—		$—		$—		$—	$—	$(17,539)

	Total		Asset Backed Securities	Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Rights	Warrants
Emerging Markets Equity Fund
Balance as of August 31, 2023	$41,806	*	$—	$40,957	*	$—	$849	$—	$—
Total realized gain (loss)	(170,254)		—	(170,254)		—	—	—	—
Change in unrealized appreciation (depreciation)	213,729		—	213,728		—	1	—	—
Purchases	—		—	—		—	—	—	—
(Sales)	(41,956)		—	(41,956)		—	—	—	—
Transfers in	2	**	—	2	**	—	—	—	—
(Transfers out)	—		—	—		—	—	—	—

Balance as of May 31, 2024	$43,327	*	$—	$42,477	*	$—	$850	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2024	$2		$—	$1		$—	$1	$—	$—

	Total		Asset Backed Securities	Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Rights		Warrants
Core Fixed Income Fund
Balance as of August 31, 2023	$—	*	$—	$—	$—	*	$—	$—	*	$—
Total realized gain (loss)	29,919		—	—	7,820		—	22,099		—
Change in unrealized appreciation (depreciation)	(7,820)		—	—	(7,820)		—	—		—
Purchases	—		—	—	—		—	—		—
(Sales)	(22,099	)*	—	—	(—)	*	—	(22,099)		—
Transfers in	—	**	—	—	—	**	—	—		—
(Transfers out)	—		—	—	—		—	—		—

Balance as of May 31, 2024	$—	*	$—	$—	$—	*	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2024	$—		$—	$—	$—		$—	$—		$—

	Total		Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Rights	Warrants
High Yield Fund
Balance as of August 31, 2023	$—		$—	$—		$—	$—	$—
Total realized gain (loss)	—		—	—		—	—	—
Change in unrealized appreciation (depreciation)	—		—	—		—	—	—
Purchases	—		—	—		—	—	—
(Sales)	—		—	—		—	—	—
Transfers in	—	**	—	—	**	—	—	—
(Transfers out)	—		—	—		—	—	—

Balance as of May 31, 2024	$—	*	$—	$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2024	$—		$—	$—		$—	$—	$—

*	Includes securities that are valued at $0.
**

Transfers are calculated on the beginning of period value. For the period ended May 31, 2024, for Large Cap Equity Fund, security valued at zero was transferred from Level 2 to Level 3 as there was no longer observable inputs available to determine their fair value. For the period ended May 31, 2024, for Small-Mid Cap Equity Fund, securities valued at zero were transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their fair value. For the period ended May 31, 2024, for Emerging Markets Equity Fund, securities with an aggregate fair value of $2 were transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their fair value. For the period ended May 31, 2024, for Core Fixed Income Fund, security valued at zero was transferred from Level 2 to Level 3 as there was no longer observable inputs available to determine their fair value. For the period ended May 31, 2024, for High Yield Fund, securities valued at zero were transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their fair value. There were no other transfers in or out of Level 3 for any of the Funds.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

At May 31, 2024, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$4,087,238	$—	$(4,087,238)	$0
Small-Mid Cap Equity Fund	5,780,304	—	(5,780,304)	0
International Equity Fund	27,643,987	—	(27,643,987)	0
Emerging Markets Equity Fund	2,771,822	—	(2,771,822)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $4,088,698, $5,931,215, $30,440,611 and $2,786,130, respectively, which was subsequently invested in Invesco STIT - Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $88,512, $0, $855,742 and $28,058, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedule of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Market Risk. The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.

(o) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis.

Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(p) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2022 tax returns. Each Fund’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service.

(s) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(t) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(u) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(v) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Funds based on information available to such managers. The managers of other Funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Funds. At times, the fair value of a Senior Loan determined by the portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Funds. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Funds are obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Funds earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

There were no fully/partially unfunded loan positions as of May 31, 2024.

(x) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the period ended May 31, 2024, the Inflation-Linked Fixed Income Fund participated in sale-buyback transactions.

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the period ended May 31, 2024, the Funds did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedules of Investments. The carrying amount of such deposits due to brokers at May 31, 2024 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of May 31, 2024 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of May 31, 2024.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

(z) When-Issued and Delayed Delivery Securities and Forward Commitments. Each Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Fund will make securities available for collateral in an amount equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at May 31, 2024 have been disclosed under respective schedules of investments.